UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811- 4603

Thrivent Series Fund, Inc. (Exact name of registrant as specified in charter)

625 Fourth Avenue South Minneapolis, Minnesota 55415 (Address of principal executive offices) (Zip code)

David S. Royal, Counsel 625 Fourth Avenue South Minneapolis, Minnesota 55415 (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 340-4249 Date of fiscal year end: December 31 Date of reporting period: June 30, 2006

Item 1. Report to Stockholders

Thrivent Financial for Lutherans

Thrivent Series Fund, Inc.

Semiannual Report

June 30, 2006

23572SAR R8-06

Table of Contents

President’s Letter	1
Economic and Market Overview	2
Portfolio Perspectives
Thrivent Aggressive Allocation Portfolio	4
Thrivent Moderately Aggressive Allocation Portfolio	6
Thrivent Moderate Allocation Portfolio	8
Thrivent Moderately Conservative Allocation Portfolio	10
Thrivent Technology Portfolio	12
Thrivent Partner Small Cap Growth Portfolio	14
Thrivent Partner Small Cap Value Portfolio	16
Thrivent Small Cap Stock Portfolio	18
Thrivent Small Cap Index Portfolio	20
Thrivent Mid Cap Growth Portfolio	22
Thrivent Mid Cap Growth Portfolio II	24
Thrivent Partner Mid Cap Value Portfolio	26
Thrivent Mid Cap Stock Portfolio	28
Thrivent Mid Cap Index Portfolio	30
Thrivent Partner International Stock Portfolio	32
Thrivent Partner All Cap Portfolio	34
Thrivent Large Cap Growth Portfolio	36
Thrivent Large Cap Growth Portfolio II	38
Thrivent Partner Growth Stock Portfolio	40
Thrivent Large Cap Value Portfolio	42
Thrivent Large Cap Stock Portfolio	44
Thrivent Large Cap Index Portfolio	46
Thrivent Real Estate Securities Portfolio	48
Thrivent Balanced Portfolio	50
Thrivent High Yield Portfolio	52
Thrivent Diversified Income Plus Portfolio	54
(formerly known as Thrivent High Yield Portfolio II)
Thrivent Income Portfolio	56
Thrivent Bond Index Portfolio	58
Thrivent Limited Maturity Bond Portfolio	60
Thrivent Mortgage Securities Portfolio	62
Thrivent Money Market Portfolio	64
Shareholder Expense Example	66

Schedules of Investments
Thrivent Aggressive Allocation Portfolio	69
Thrivent Moderately Aggressive Allocation Portfolio	70
Thrivent Moderate Allocation Portfolio	71
Thrivent Moderately Conservative Allocation Portfolio	72
Thrivent Technology Portfolio	73
Thrivent Partner Small Cap Growth Portfolio	76
Thrivent Partner Small Cap Value Portfolio	80
Thrivent Small Cap Stock Portfolio	83
Thrivent Small Cap Index Portfolio	88
Thrivent Mid Cap Growth Portfolio	97
Thrivent Mid Cap Growth Portfolio II	101
Thrivent Partner Mid Cap Value Portfolio	105
Thrivent Mid Cap Stock Portfolio	108
Thrivent Mid Cap Index Portfolio	112
Thrivent Partner International Stock Portfolio	118
Thrivent Partner All Cap Portfolio	122
Thrivent Large Cap Growth Portfolio	125
Thrivent Large Cap Growth Portfolio II	129

Thrivent Partner Growth Stock Portfolio	133
Thrivent Large Cap Value Portfolio	136
Thrivent Large Cap Stock Portfolio	139
Thrivent Large Cap Index Portfolio	143
Thrivent Real Estate Securities Portfolio	150
Thrivent Balanced Portfolio	152
Thrivent High Yield Portfolio	172
Thrivent Diversified Income Plus Portfolio	180
(formerly known as Thrivent High Yield Portfolio II)
Thrivent Income Portfolio	188
Thrivent Bond Index Portfolio	195
Thrivent Limited Maturity Bond Portfolio	207
Thrivent Mortgage Securities Portfolio	214
Thrivent Money Market Portfolio	217
Statement of Assets and Liabilities	222

Statement of Operations	228

Statement of Changes in Net Assets	234

Notes to Financial Statements	240

Financial Highlights
Thrivent Aggressive Allocation Portfolio	256
Thrivent Moderately Aggressive Allocation Portfolio	256
Thrivent Moderate Allocation Portfolio	256
Thrivent Moderately Conservative Allocation Portfolio	256
Thrivent Technology Portfolio	256
Thrivent Partner Small Cap Growth Portfolio	256
Thrivent Partner Small Cap Value Portfolio	256
Thrivent Small Cap Stock Portfolio	256
Thrivent Small Cap Index Portfolio	258
Thrivent Mid Cap Growth Portfolio	258
Thrivent Mid Cap Growth Portfolio II	258
Thrivent Partner Mid Cap Value Portfolio	258
Thrivent Mid Cap Stock Portfolio	258
Thrivent Mid Cap Index Portfolio	258
Thrivent Partner International Stock Portfolio	260
Thrivent Partner All Cap Portfolio	260
Thrivent Large Cap Growth Portfolio	260
Thrivent Large Cap Growth Portfolio II	260
Thrivent Partner Growth Stock Portfolio	260
Thrivent Large Cap Value Portfolio	260
Thrivent Large Cap Stock Portfolio	262
Thrivent Large Cap Index Portfolio	262
Thrivent Real Estate Securities Portfolio	262
Thrivent Balanced Portfolio	262
Thrivent High Yield Portfolio	262
Thrivent Diversified Income Plus Portfolio	262
(formerly known as Thrivent High Yield Portfolio II)
Thrivent Income Portfolio	264
Thrivent Bond Index Portfolio	264
Thrivent Limited Maturity Bond Portfolio	264
Thrivent Mortgage Securities Portfolio	264
Thrivent Money Market Portfolio	264
Additional Information	266

We are pleased to provide you with the semiannual report for the six months ended June 30, 2006, for the Thrivent Series Fund, Inc. In this report, you will find detailed information about each portfolio in the Thrivent Series Fund, Inc., including performance highlights, overall market conditions and management strategies during the six-month period. In addition, Thrivent Financial’s chief investment officer, Russ Swansen, reviews the larger economic environment in his Economic and Market Overview.

The first six months of 2006 were truly a tale of two markets. The opening months featured an environment where more aggressive asset classes such as small-company stocks and international investments performed well. In May this trend quickly reversed with investor concerns over slowing global economic growth, higher interest rates and continued unrest in the Middle East. As a result, large-company stocks and bonds held up better than more aggressive asset classes. This quick market shift illustrates the value of diversifying a portfolio and avoiding the temptation to buy what’s hot and sell what’s not. Good advice, a mindful long-term plan and a disciplined approach can make all the difference. Be sure to contact your Thrivent Financial representative if you have any questions or concerns with your portfolio.

Supporting Your Most Important Financial Goal: Retirement

Whether saving for retirement or structuring accumulated assets for income generation in retirement, proper advice and guidance for this important goal is critical. At Thrivent Financial, we seek to provide our members with the finan-cial confidence and security you need to live the life you want in retirement. Our century long experience in risk management positions us well to help protect your family and financial nest egg. That same experience also enables us to offer tax-deferred annuities that can help you save and protect your retirement assets, as well as income annuities that have the power to convert your savings into a stream of income payments for your life as well as your spouse’s. Relevant, honest financial advice with the products and services that can deliver the retirement you’ve worked so hard for — that’s our goal.

A Strategy That Fits Your Retirement Needs

We have the investment solutions and a money management philosophy uniquely tailored to support our members. Critical among these solutions is our strong belief in asset allocation and overall portfolio balance. Studies have shown that strategic asset allocation (the mix of investments in an overall portfolio) can be the major determinant of how well your portfolio will fare over the long term. Furthermore, success in investing or making retirement assets last longer is often dependent on achieving growth by investing in stocks. A sound asset allocation strategy can reduce the risk of investing in more volatile stocks by diversifying among different types of stocks (large and small, international and domestic, value style and growth style, etc.) as well as bonds and real estate securities.

Consider the following:

* Thrivent Financial representatives are equipped with leading edge tools and advice to build and support ongoing asset allocation strategies.

* Our portfolios are strictly managed to their individual investment objectives to best support asset allocation.

* Finally, our new packaged asset allocation portfolios are customized to your specific risk tolerance levels to provide a simple and smart method of investing.

Introducing Thrivent Diversified Income Plus

Thrivent is proud to offer a new dividend-oriented Portfolio to our valued members. The Thrivent Diversified Income Plus Portfolio is designed to provide high current income with a secondary objective of capital growth through an asset allocation mix of high-yield bonds, real estate equities, dividend producing stocks and investment grade, fixed-income investments.

With life spans growing ever longer and the specter of infla-tion taking a bite out of fixed-income portfolios, the Thrivent Diversified Income Plus Portfolio can provide valuable equity exposure and potential growth your portfolio needs in retirement without the level of volatility that comes with many stock portfolios. Generating total return primarily from reinvesting dividends can provide a smoother growth track for your investment than sole reliance on more volatile security price gains. Contact your Thrivent Financial representative for more information.

Our Commitment to You

We remain committed to providing our members with the guidance and solutions they need to prepare for retirement and achieve their goals. Thank you for continuing to turn to us for your financial solutions. We very much value you and your business.

Sincerely,

Pamela J. Moret Director and President Thrivent Series Fund, Inc.

Stocks produced generally positive returns during the six-month period ended June 30, 2006, despite rising global interest rates, an upturn in inflation and a cooling of the housing market. Stocks advanced strongly in the first four months of the period but pulled back later as signs of a potential economic slowdown appeared. Bonds, encountering four more Federal Reserve (Fed) interest rate hikes during the period, generally posted lackluster returns.

U.S. Economy

The nation’s gross domestic product grew at a 5.6% annual rate during the first quarter of 2006, rebounding sharply from 2005’s fourth quarter’s 1.7% pace, which was affected by fallout from last year’s Gulf Coast hurricanes. Economic growth slowed to a 2.5% annual rate in the second quarter. One of the biggest indicators of a cooling economy was a gradually slowing housing market, which could affect consumer spending in the months to come.

Volatile commodity prices remained a major concern throughout the period, with worries that high energy prices would erode the spending power of consumers and businesses. While energy prices have not yet appeared to have a significant effect on economic growth, they did affect which sectors of the stock market prospered and which sectors lagged.

Counterbalancing the effects of higher energy prices on consumer spending was an improving labor market, as the nation’s unemployment rate declined to 4.6% during the period. The rate is approaching a level considered to be “full employment” by many economists.

Inflation & Monetary Policy

Inflation accelerated during the period. The Consumer Price Index (CPI) rose at a 4.7% annual rate during the first six months of 2006, compared to a 3.4% rate for all of 2005. The index for energy, which rose 17.1% in 2005, advanced at a 22.8% annual rate in the first half of 2006 and accounted for over two-fifths of the advance in the overall CPI during the period. Petroleum-based energy costs increased at a 48.7% annual rate during the same period. Excluding the volatile prices of food and energy, the core CPI advanced at a 3.2% annual rate during the first six months of 2006, following a 2.2% rise in all of 2005.

With continued inflation concerns, the Federal Reserve Open Market Committee (FOMC) raised its target for the federal funds rate by a quarter-percent at all four of its meetings during the period, with the fourth hike on June 29 bringing the rate to 5.25% .

The June increase was the FOMC’s seventeenth consecutive hike since it began its tightening program two years earlier. Fed policymakers said in their June statement that the decision to raise rates again at their next meeting in August would depend on “the evolution of the outlook for both inflation and economic growth, as implied by incoming information.”

Equity Performance

Domestic and foreign stocks surged during the first four months of 2006, as investors cheered strong economic and corporate profit growth. But a broad pullback occurred in the second quarter in response to concerns about rising core inflation, higher global interest rates, expensive energy, a cooling housing market and, consequently, a slowdown in the economy and corporate profits.

Small-company stocks outperformed large-company issues during the period. The Russell 2000 Index of small-company stocks posted an 8.21% total return, while the S&P 500 Index of large-company stocks recorded a 2.71% return. Value stocks outperformed growth stocks for the second six-month period in a row. During the period, the Russell 1000 Value Index returned 6.56%, while the Russell 1000 Growth Index posted a decline of 0.93% .

Sectors that performed best during the period included energy, telecommunications services, industrials and materials, while information technology, health care, financials, and consumer discretionary did worst. Real estate investment trusts (REITs), which are not the same as the residential housing market, performed well during the period, with the NAREIT Equity Index posting a 12.92% total return.

Foreign stocks generally continued to outperform domestic issues. The Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index posted a 8.94% total return in dollar terms and somewhat less in local currencies, the difference reflecting a weakening of the dollar over the period.

Fixed Income Performance

With continued interest rate increases by the Federal Reserve, most bond sectors posted only modest total returns during the period.

Yields generally rose and prices generally fell, with the yield curve (the differences among the yields of different maturities of similar credit quality) remaining relatively flat or even inverted in some cases. The six-month Treasury yield rose from 4.40% to 5.24% during the period, and the 10-year Treasury yield increased from 4.37% to 5.15%, a level below that of the six-month Treasury.

In addition to the Federal Reserve’s tightening and concern about inflation, interest rate hikes by the European Central Bank and expectations of a rate increase in Japan increased competitive yields versus the dollar, which also pushed U.S. bond prices lower.

The Lehman Brothers Aggregate Bond Index of the broad U.S. bond market registered a decline of 0.72% for the six months ended June 30, 2006. Shorter-term bonds fared better in this environment, with the Lehman Brothers Government/Corporate 1-3 Year Bond Index posting a total return of 1.11% during the period.

Below-investment-grade corporate bonds were stronger U.S. market performers during the six-month period. The Lehman U.S. Corporate High Yield Bond Index registered a 3.14% total return.

Outlook

We believe the U.S. economy will grow at a pace about 2.5% to 3.0% for the remainder of 2006. Several potential factors pressure the growth outlook, however, including further spikes in energy prices, more rate hikes by the Federal Reserve or a more dramatic slowdown in the housing market.

We think oil prices have likely peaked in the near term and will stabilize or even decline somewhat during the next year. Inflation overall will likely moderate, with prices rising between 2.5% and 3.0% . This will encourage the Federal Reserve to cease its measured interest rate hikes in the next few months.

Our outlook for U.S. stocks is moderately positive. Equity valuations are at fair levels, versus earnings and interest rates, but the risk premium is increasing. We expect that price volatility will continue as investors sort through positive and negative economic news. Bond returns should improve in the second half of 2006, as the Federal Reserve completes its tightening campaign. Investors will remain sensitive to signs of rising inflation or a slowing economy.

As always, your best strategy is to work with your Thrivent Investment Management registered representative to create an investment plan based on your goals, diversify your portfolio, and remain focused on the long term.

The Portfolio’s performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or below the securities markets generally over short or extended periods. In particular, underperformance in the equity markets would have material adverse effect on the Portfolio’s total return given its significant allocation to equity securities. Therefore a principal risk of investing in the Portfolio is that the allocation strategies used, and the allocation decisions made will not produce the desired results. In addition, the performance of the Portfolio is heavily dependent upon the performance of the underlying portfolios in which the Portfolio invests. As a result, the Portfolio is subject to the same risks as those faced by the underlying portfolios. Those risks include, but are not limited to, market risk, issuer risk, volatility risk, liquidity risk, investment adviser risk, loss of principal risk, as well as credit risk and interest rate risk. These and other risks are described in the Portfolio’s prospectus.

How did the Portfolio perform during the six-month period ended June 30, 2006?

Thrivent Aggressive Allocation Portfolio produced a 4.02% return during the period. For the same period, the S&P 500 Index gained 2.71%, and the Lehman Brothers Aggregate Bond Index declined 0.72% ..

What market conditions were present during the period?

During the semiannual reporting period, financial policy-makers around the world raised short-term interest rates in an effort to reign in inflation levels and expectations. Bonds produced lackluster returns during the period. High-yield bonds performed better than high-quality bonds. At the end of the period, spreads began to widen in the bond market, meaning that investors were getting paid more to take on credit risk than they did before.

Equity markets advanced in the first four months with unusually high returns in the more volatile and economically sensitive sectors. During the last two months, the markets corrected some of the speculative furor that had taken hold in these segments. In the end, stocks produced generally positive returns with relatively strong results in small-cap and international companies. Value stocks provided good returns, led by energy, commodity and industrial companies. Health care and technology companies did not perform well.

What factors affected the Portfolio’s performance?

Significant exposure to mid- and small-company stocks, as well as international holdings, enhanced performance, as those segments of the markets provided a premium return, versus the large U.S. company stocks. The Portfolio had been emphasizing risk categories in 2005, but in January of 2006, our work indicated that a reduction to long-term target allocations for equity assets was more appropriate, and some moderation in risk exposure within the overall stock portion of the Portfolio was prudent.

We reduced our position in international stocks to target, and small- and mid-cap domestic stocks were reduced in favor of large-cap equities. Those biases were not rewarding for the full reporting period but generally aided performance during the correction in equities late in the period. Our emphasis on equity securities versus fixed-income alternatives resulted in improved returns.

The tilt toward the growth segments of the markets, dominated by companies in the health care and technology segments, has not provided returns versus value groups like industrials, materials and energy companies in this

Top 10 Holdings
(% of Portfolio)

Thrivent Partner International
Stock Portfolio	22.4%
Thrivent Large Cap Growth Portfolio	19.2%
Thrivent Large Cap Stock Portfolio	8.0%
Thrivent Large Cap Value Portfolio	7.2%
Thrivent Small Cap Stock Portfolio	7.0%
Thrivent Partner Small Cap Value Portfolio	6.8%
Thrivent Partner Small Cap Growth Portfolio	6.4%
Thrivent Mid Cap Stock Portfolio	5.0%
Thrivent Partner Mid Cap Value Portfolio	4.6%
Thrivent Mid Cap Growth Portfolio	4.4%

These common stocks represent 91.0% of the total
investment portfolio.

Quoted Portfolio Composition and Top 10 Holdings are subject to change.

reporting period. Nonetheless, valuations favor the large-cap and growth segments of the market, and the heightened speculative activity in the materials and energy segments, indicates the seeds have been sown for potentially disappointing operating results going forward.

What is your outlook?

The economic and financial market cycles are approaching the latter stages of their advances but at this point, our work does not indicate that an end to the economic recovery or bull market in stocks is at hand. Normal cyclical inflation and interest rate risks are exacerbated by heightened geopolitical instability, indicating a thoughtful, balanced approach to asset allocation and risk management is appropriate.

While an overweighting of risk assets is no longer warranted, it is too early to move to a defensive posture. Economically sensitive energy and small/mid-cap segments of the equity market have been particularly rewarding, but these same segments now carry the burden of more difficult future earnings expectations and price volatility. A Federal Reserve-engineered moderation of economic growth can provide the backdrop for continued advances in stocks but likely at levels more consistent with long-term averages.

Portfolio Facts
as of June 30, 2006

Net Assets	$220,827,915	NAV	$11.90
NAV — High†	5/9/2006 — $12.67
NAV — Low†	6/13/2006 — $11.23
Number of Holdings: 15		† For the period ended June 30, 2006

Average Annual Total Returns[1]
as of June 30, 2006

From
Inception
1-Year	4/29/2005
———————————————————————————————————————————
13.85%	16.07%

* The S&P 500 Index is an index that represents the average performance of a group of 500 large-capitalization stocks. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes.

** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

*** The Lehman Brothers Aggregate Bond Index is an index that measures the performance of U.S. investment grade bonds. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Market volatility can significantly affect short-term performance, and more recent returns may be different from those shown. Call 800-THRIVENT or visit www.thrivent.com for performance results current to the most recent month-end.

1 Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser reimbursed and/or paid non-advisory Portfolio expenses. Had the adviser not done so, the Portfolio’s total returns would have been lower. The returns shown do not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented.

Investing in a variable product involves risks, including the possible loss of principal. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.thrivent.com. Please read your prospectus carefully.

The Portfolio’s performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or below the securities markets generally over short or extended periods. In particular, underperformance in the equity markets would have material adverse effect on the Portfolio’s total return given its significant allocation to equity securities. Therefore a principal risk of investing in the Portfolio is that the allocation strategies used, and the allocation decisions made will not produce the desired results. In addition, the performance of the Portfolio is heavily dependent upon the performance of the underlying portfolios in which the Portfolio invests. As a result, the Portfolio is subject to the same risks as those faced by the underlying portfolios. Those risks include, but are not limited to, market risk, issuer risk, volatility risk, liquidity risk, investment adviser risk, loss of principal risk, as well as credit risk and interest rate risk. These and other risks are described in the Portfolio’s prospectus.

How did the Portfolio perform during the six-month period ended June 30, 2006?

Thrivent Moderately Aggressive Allocation Portfolio produced a 3.52% return during the period. For the same period the S&P 500 Index gained 2.71%, and the Lehman Brothers Aggregate Bond Index declined 0.72% .

What market conditions were present during the period?

During the semiannual reporting period, financial policy-makers around the world raised short-term interest rates in an effort to reign in inflation levels and expectations. Bonds produced lackluster returns during the period. High-yield bonds performed better than high-quality bonds. At the end of the period, spreads began to widen in the bond market, meaning that investors were getting paid more to take on credit risk than they did before.

Equity markets advanced in the first four months with unusually high returns in the more volatile and economically sensitive sectors. During the last two months, the markets corrected some of the speculative furor that had taken hold in these segments. In the end, stocks produced generally positive returns with relatively strong results in small-cap and international companies. Value stocks provided good returns, led by energy, commodity and industrial companies. Health care and technology companies did not perform well.

What factors affected the Portfolio’s performance?

Significant exposure to mid- and small-company stocks, as well as international holdings, enhanced performance, as those segments of the markets provided a premium return, versus the large U.S. company stocks. In the fixed-income segment, an emphasis on corporate and high-yield bonds has been rewarding, as well.

The Portfolio had emphasized risk categories until January 2006, when our work indicated that a reduction to the long-term target allocation for equity assets was more appropriate and some moderation in risk exposure within the stock portion of the Portfolio was prudent. Those assets were largely repositioned in higher-yielding fixed-income securities at the time as this segment was expected to earn relatively favorable returns in a growing economy.

We reduced our position in international stocks to target, and small- and mid-cap domestic stocks were reduced in favor of large-cap equities. These biases were not rewarding for the full reporting period but generally aided performance during the correction in equities late in the period. Our emphasis on high-yield securities was rewarding, versus other fixed-income alternatives over the period.

The tilt toward the growth segments of the markets, dominated by companies in the health care and technology segments, has not provided returns, versus value groups like industrials,

Top 10 Holdings
(% of Portfolio)

Thrivent Partner International
Stock Portfolio	15.4%
Thrivent Large Cap Growth Portfolio	14.4%
Thrivent Large Cap Stock Portfolio	12.8%
Thrivent Large Cap Value Portfolio	12.2%
Thrivent Income Portfolio	7.7%
Thrivent High Yield Portfolio	6.1%
Thrivent Limited Maturity Bond Portfolio	5.1%
Thrivent Small Cap Stock Portfolio	4.0%
Thrivent Mid Cap Stock Portfolio	4.0%
Thrivent Partner Small Cap Value Portfolio	3.7%

These common stocks represent 85.4% of the total
investment portfolio.

Quoted Portfolio Composition and Top 10 Holdings are subject to change.

materials and energy companies in this period. Heightened speculative activity in the materials and energy segments, particularly in April, indicates the cycle may be maturing for these market sectors, and an abrupt decline late in the period may set the stage for a rotation to those companies that offer volume growth, rather than price volatility.

What is your outlook?

Although the economic and financial market cycles are approaching the latter stages of their advances, our work does not indicate that an end to the economic recovery or bull market in stocks is at hand. Normal cyclical inflat-ion and interest rate risks are present and exacerbated by heightened geopolitical instability, indicating a thoughtful, balanced approach to asset allocation and risk management is appropriate.

While an overweighting of risk assets is no longer warranted, it is too early to move to a defensive posture. Economically sensitive energy and small/mid-cap segments of the equity market have been particularly rewarding, but these same segments now carry the burden of more difficult future earnings expectations and price volatility. A Federal Reserve-engineered moderation of economic growth can provide the backdrop for continued advances in stocks but likely at levels more consistent with long-term averages and a stable interest rate environment.

Portfolio Facts
as of June 30, 2006

Net Assets	$657,773,184	NAV	$11.59
NAV — High†	5/9/2006 — $12.16
NAV — Low†	6/13/2006 — $11.08
Number of Holdings: 15		† For the period ended June 30, 2006

Average Annual Total Returns[1]
as of June 30, 2006

From
Inception
1-Year	4/29/2005
——————————————————————————————————————
11.87%	13.58%

* The S&P 500 Index is an index that represents the average performance of a group of 500 large-capitalization stocks. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes.

** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

*** The Lehman Brothers Aggregate Bond Index is an index that measures the performance of U.S. investment grade bonds. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Market volatility can significantly affect short-term performance, and more recent returns may be different from those shown. Call 800-THRIVENT or visit www.thrivent.com for performance results current to the most recent month-end.

1 Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser reimbursed and/or paid non-advisory Portfolio expenses. Had the adviser not done so, the Portfolio’s total returns would have been lower. The returns shown do not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented.

Investing in a variable product involves risks, including the possible loss of principal. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.thrivent.com. Please read your prospectus carefully.

The Portfolio’s performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or below the securities markets generally over short or extended periods. In particular, underperformance in the equity markets would have material adverse effect on the Portfolio’s total return given its significant allocation to equity securities. Therefore a principal risk of investing in the Portfolio is that the allocation strategies used, and the allocation decisions made will not produce the desired results. In addition, the performance of the Portfolio is heavily dependent upon the performance of the underlying portfolios in which the Portfolio invests. As a result, the Portfolio is subject to the same risks as those faced by the underlying portfolios. Those risks include, but are not limited to, market risk, issuer risk, volatility risk, liquidity risk, investment adviser risk, loss of principal risk, as well as credit risk and interest rate risk. These and other risks are described in the Portfolio’s prospectus.

How did the Portfolio perform during the six-month period ended June 30, 2006?

Thrivent Moderate Allocation Portfolio produced a 2.87% return during the period. For the same period, the S&P 500 Index gained 2.71%, and the Lehman Brothers Aggregate Bond Index declined 0.72% ..

What market conditions were present during the period?

During the semiannual reporting period, financial policy-makers around the world raised short-term interest rates in an effort to reign in inflation levels and expectations. Bonds produced lackluster returns during the period. High-yield bonds performed better than high-quality bonds. At the end of the period, spreads began to widen in the bond market, meaning that investors were getting paid more to take on credit risk than they did before.

Equity markets advanced in the first four months with unusually high returns in the more volatile and economically sensitive sectors. During the last two months, the markets corrected some of the speculative furor that had taken hold in these segments. In the end, stocks produced generally positive returns with relatively strong results in small-cap and international companies. Value stocks provided good returns, led by energy, commodity and industrial companies. Health care and technology companies did not perform well.

What factors affected the Portfolio’s performance?

Exposure to mid- and small-company stocks, and international holdings, enhanced performance, as those segments of the markets provided a premium return, versus large U.S. company stocks. In the fixed-income segment, an emphasis on corporate and high-yield bonds has been rewarding. An allocation to REIT securities proved favorable, versus the equity benchmark.

The Portfolio had emphasized risk categories until January 2006, when our work indicated that a reduction to the long-term target allocation for equity assets was more appropriate, and some moderation in risk exposure within the stock portion was prudent. Those assets were largely repositioned in higher yielding fixed-income securities at the time, as this segment was expected to earn favorable returns in a growing economy.

While the transition from riskier asset classes was not rewarding over the entire period, an abrupt correction in high-risk segments late in the period validated that a more thoughtful allocation is the appropriate longer-term strategy for investors in the moderate-risk category. We reduced our position in international to target, and small- and mid-cap domestic stocks were reduced in favor of large-cap equities. Our emphasis on high-yield securities, versus other fixed-income alternatives resulted in improved returns.

Top 10 Holdings
(% of Portfolio)

Thrivent Income Portfolio	13.6%
Thrivent Large Cap Growth Portfolio	12.5%
Thrivent Limited Maturity Bond Portfolio	12.0%
Thrivent Large Cap Stock Portfolio	11.8%
Thrivent Partner International
Stock Portfolio	11.3%
Thrivent Large Cap Value Portfolio	9.2%
Thrivent Small Cap Stock Portfolio	7.1%
Thrivent Money Market Portfolio	7.0%
Thrivent High Yield Portfolio	6.2%
Thrivent Mid Cap Stock Portfolio	6.0%

These common stocks represent 96.7% of the total
investment portfolio.

Quoted Portfolio Composition and Top 10 Holdings are subject to change.

The tilt toward the growth segments, dominated by companies in the health care and technology segments, has not provided returns, versus value groups in the period. Heightened speculative activity in the materials and energy segments, particularly in April, indicates the cycle may be maturing for these market sectors, and an abrupt decline late in the period may set the stage for a rotation to companies that offer volume growth, rather than price volatility.

What is your outlook?

Although the economic and financial market cycles are approaching the latter stages of their advances, our work does not indicate that an end to the economic recovery or bull market in stocks is at hand. Normal cyclical inflation and interest rate risks are present and exacerbated by heightened geopolitical instability, indicating a thoughtful, balanced approach to asset allocation and risk management is appropriate.

While an overweighting of risk assets is no longer warranted, it is too early to move to a fully defensive posture. Economically sensitive energy and small/mid-cap segments of the equity market have been particularly rewarding but now carry the burden of more difficult future earnings expectations and price volatility.

A Federal Reserve-engineered moderation of economic growth can provide the backdrop for continued advances in stocks but likely at levels more consistent with long-term averages. A stable to moderating inflation environment is likely to unfold, as the economy slows and our fixed-income exposure provides the requisite return stabilizers, versus more aggressive portfolios.

Portfolio Facts
as of June 30, 2006

Net Assets	$795,289,377	NAV	$11.27
NAV — High†	5/9/2006 — $11.69
NAV — Low†	6/13/2006 — $10.92
Number of Holdings: 11		† For the period ended June 30, 2006

Average Annual Total Returns[1]
as of June 30, 2006

From
Inception
1-Year	4/29/2005
——————————————————————————————————————
9.73%	11.12%

* The S&P 500 Index is an index that represents the average performance of a group of 500 large-capitalization stocks. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes.

** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

*** The Lehman Brothers Aggregate Bond Index is an index that measures the performance of U.S. investment grade bonds. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Market volatility can significantly affect short-term performance, and more recent returns may be different from those shown. Call 800-THRIVENT or visit www.thrivent.com for performance results current to the most recent month-end.

1 Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser reimbursed and/or paid non-advisory Portfolio expenses. Had the adviser not done so, the Portfolio’s total returns would have been lower. The returns shown do not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented.

Investing in a variable product involves risks, including the possible loss of principal. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.thrivent.com. Please read your prospectus carefully.

The Portfolio’s performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or below the securities markets generally over short or extended periods. In particular, underperformance in the equity markets would have material adverse effect on the Portfolio’s total return given its significant allocation to equity securities. Therefore a principal risk of investing in the Portfolio is that the allocation strategies used, and the allocation decisions made will not produce the desired results. In addition, the performance of the Portfolio is heavily dependent upon the performance of the underlying portfolios in which the Portfolio invests. As a result, the Portfolio is subject to the same risks as those faced by the underlying portfolios. Those risks include, but are not limited to, market risk, issuer risk, volatility risk, liquidity risk, investment adviser risk, loss of principal risk, as well as credit risk and interest rate risk. These and other risks are described in the Portfolio’s prospectus.

How did the Portfolio perform during the six-month period ended June 30, 2006?

Thrivent Moderately Conservative Allocation Portfolio produced a 2.33% return during the period. For the same period, the S&P 500 Index gained 2.71%, and the Lehman Brothers Aggregate Bond Index declined 0.72% .

What market conditions were present during the period?

During the semiannual reporting period, financial policy-makers around the world raised short-term interest rates in an effort to reign in inflation levels and expectations. Bonds produced lackluster returns during the period. High-yield bonds performed better than high-quality bonds. At the end of the period, spreads began to widen in the bond market, meaning that investors were getting paid more to take on credit risk than they did before.

Equity markets advanced in the first four months with unusually high returns in the more volatile and economically sensitive sectors. During the last two months, the markets corrected some of the speculative furor that had taken hold in these segments. In the end, stocks produced generally positive returns with relatively strong results in small-cap and international companies. Value stocks provided good returns, led by energy, commodity and industrial companies. Health care and technology companies did not perform well.

What factors affected the Portfolio’s performance?

An emphasis on corporate and high-yield bonds has been rewarding. An allocation to REIT securities was favorable, versus the equity benchmark and exposure to mid- and small-company stocks, as well as international holdings, enhanced performance. Those segments of the markets provided a premium return, versus large U.S. company stocks.

Assets were repositioned to higher-yielding fixed-income securities early in the reporting period, as this segment was expected to earn favorable returns in a growing economy, with a moderately favorable equity investment environment. Select fixed-income categories offered an attractive alternative to equity investment, particularly after adjusting for risk. The Portfolio had been emphasizing risk categories in 2005, but in January of 2006, our work indicated that repositioning to long-term target allocations for equity assets was more appropriate and some reduction in risk exposure within the overall stocks portion was prudent.

While the transition from riskier asset classes was not rewarding over the entire period, an abrupt correction in high-risk equity segments of the markets late in the period validated that a more thoughtful allocation is the appropriate longer-term strategy for investors in the moderately conservative risk category. We reduced our position in international stocks to target, and small- and mid-cap

Top 10 Holdings
(% of Portfolio)

Thrivent Limited Maturity Bond Portfolio	28.9%
Thrivent Income Portfolio	12.8%
Thrivent Money Market Portfolio	10.1%
Thrivent Large Cap Growth Portfolio	9.6%
Thrivent Large Cap Stock Portfolio	7.9%
Thrivent Partner International
Stock Portfolio	7.2%
Thrivent Large Cap Value Portfolio	7.2%
Thrivent High Yield Portfolio	5.0%
Thrivent Small Cap Stock Portfolio	4.1%
Thrivent Mid Cap Stock Portfolio	4.0%

These common stocks represent 96.8% of the total
investment portfolio.

Quoted Portfolio Composition and Top 10 Holdings are subject to change.

domestic stocks were reduced in favor of large-cap equities. Our emphasis on high-yield securities, versus fixed-income alternatives resulted in improved returns.

What is your outlook?

The economic and financial market cycles are approaching the latter stages of their advances, but our work does not indicate that an end to the economic recovery or bull market in stocks is at hand. Normal cyclical inflation and interest rate risks are present and exacerbated by heightened geopolitical instability, indicating a thoughtful, balanced approach to asset allocation and risk management is appropriate.

While an overweighting of risk assets is no longer warranted, it is too early to move to a fully defensive posture. Yield premiums, while still reasonable, are no longer at levels that indicate an overexposure to credit risk. Economically sensitive energy and small/mid-cap segments of the equity market have been particularly rewarding but now carry the burden of more difficult future earnings expectations and price volatility.

A Federal Reserve-engineered moderation of economic growth can provide the backdrop for continued advances in stocks but likely at levels more consistent with long-term averages. A stable to moderating inflation environment is likely to unfold, as the economy slows and our fixed-income exposure provides the requisite return stabilizers, versus more aggressive portfolios.

Portfolio Facts
as of June 30, 2006

Net Assets	$292,431,202	NAV	$10.92
NAV — High†	5/9/2006 — $11.19
NAV — Low†	6/13/2006 — $10.69
Number of Holdings: 11		† For the period ended June 30, 2006

Average Annual Total Returns[1]
as of June 30, 2006

From
Inception
1-Year	4/29/2005
——————————————————————————————————————
7.26%	8.40%

* The S&P 500 Index is an index that represents the average performance of a group of 500 large-capitalization stocks. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes.

** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

*** The Lehman Brothers Aggregate Bond Index is an index that measures the performance of U.S. investment grade bonds. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Market volatility can significantly affect short-term performance, and more recent returns may be different from those shown. Call 800-THRIVENT or visit www.thrivent.com for performance results current to the most recent month-end.

1 Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser reimbursed and/or paid non-advisory Portfolio expenses. Had the adviser not done so, the Portfolio’s total returns would have been lower. The returns shown do not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented.

Investing in a variable product involves risks, including the possible loss of principal. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.thrivent.com. Please read your prospectus carefully.

How did the Portfolio perform during the six-month period ended June 30, 2006?

Thrivent Technology Portfolio declined 4.70% during the period. Its peer group, the Lipper Science & Technology Index, fell 2.86% over the same time frame, while the Goldman Sachs Technology Industry Composite lost 4.13% .

What market conditions were present during the period?

During the semiannual reporting period, financial policy makers around the world raised short-term interest rates in an effort to reign in inflation levels and expectations. Equity markets advanced strongly in the first four months, with unusually high returns in the more volatile and economically sensitive sectors. During the last two months of the period, the markets corrected some of the speculative furor that had taken hold in these segments. In the end, stocks produced generally positive returns over the six-month period, with relatively strong results in small-cap and international companies.

Value stocks provided good returns led by energy, commodity and industrial companies. Energy prices were volatile but remained stubbornly high throughout the period, as supplies stayed tight and disturbing geopolitical issues continued to make headlines. Industrial and precious metals realized a speculative surge in prices in the first four months of the year, lifting materials and industrial stocks to new highs. Health care and technology companies, which are traditionally more growth-oriented segments of the market, did not perform well.

What factors affected the Portfolio’s performance?

It was a period marked by disappointing news from some major players in the technology market. Microsoft, the dominant company in the marketplace, failed to meet profit expectations and announced delays in key new product releases. Along with the impact of the stock’s performance alone on the Portfolio, Microsoft’s problems spilled over into other key technology holdings, particularly among larger-capitalization stocks. Apple Computer, one of the biggest positions in the Portfolio, declined 20% in price, as investors took profits following the stock’s huge run-up dating back to 2004, as well as lingering questions about its ability to maintain a rapid rate of growth.

Software stocks such as Oracle, RSA Security and Citrix Systems were among the bright spots for the Portfolio in a challenging market. Selected Internet and telecommunications stocks also performed well. However, a number of our holdings in the telecommunications and wireless sectors proved disappointing. Semiconductor stocks also struggled, as investors became concerned with overcapacity issues.

What is your outlook?

A key driver of the nation’s economic growth in recent months, given relative weakness in the consumer sector, has been strong capital spending by companies. Many firms

Top 10 Holdings
(% of Portfolio)

Google, Inc.	3.0%
Cisco Systems, Inc.	2.9%
Microsoft Corporation	2.3%
QUALCOMM, Inc.	2.0%
Yahoo!, Inc.	1.9%
Texas Instruments, Inc.	1.8%
Intel Corporation	1.7%
Oracle Corporation	1.6%
EMC Corporation	1.5%
Apple Computer, Inc.	1.4%

These common stocks represent 20.1% of the total
investment portfolio.

Quoted Top Industries, Portfolio Composition and Top 10 Holdings are subject to change.

The lists of Top Industries and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

facing competitive pressures are seeking ways to increase productivity. Technology products and services are often a big part of the solution. While we’ve seen a clear trend in this direction, the impact has not been reflected in the prices of many technology stocks. However, we remain confident that the unprecedented cash positions of American companies will continue to fuel technology investments, fostering a positive environment for many stocks in the Portfolio.

We continue to place a strong emphasis on networking and telecommunications stocks, which offer strong growth potential as demand for products in these areas grows. We also see attractive values among biotechnology and medical device makers. These stocks have been underperforming the market lately but still offer reasonable growth prospects. We plan to increase our positions in high-tech health care areas during the second half of 2006.

Portfolio Facts
as of June 30, 2006

Net Assets	$53,036,723	NAV	$7.08
NAV — High†	1/11/2006 — $8.09
NAV — Low†	6/13/2006 — $6.77
Number of Holdings: 158		† For the period ended June 30, 2006

Average Annual Total Returns[1]
as of June 30, 2006

		From
		Inception
1-Year	5-Year	3/1/2001
—————————————————————————————————————————————————————————————————
5.60%	–5.76%	–5.98%

* The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

** The Goldman Sachs Technology Industry Composite Index is a modified capitalization-weighted index of selected technology stocks. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Market volatility can significantly affect short-term performance, and more recent returns may be different from those shown. Call 800-THRIVENT or visit www.thrivent.com for performance results current to the most recent month-end.

1 Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. At various times, the Portfolio’s adviser reimbursed and/or paid non-advisory Portfolio expenses. Had the adviser not done so, the Portfolio’s total returns would have been lower. The returns shown do not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented.

Investing in a variable product involves risks, including the possible loss of principal. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.thrivent.com. Please read your prospectus carefully.

How did the Portfolio perform during the six-month period ended June 30, 2006?

Thrivent Partner Small Cap Growth Portfolio advanced 6.92% for the semiannual reporting period outpacing its peer group and benchmark. The peer group, as measured by the Lipper Small Cap Growth Category, posted a median return of 5.69% . The Russell 2000 Growth Index gained 6.07% over the same time frame.

What market conditions were present during the period?

During the semiannual reporting period, financial policy-makers around the world raised short-term interest rates in an effort to reign in inflation levels and expectations. Equity markets advanced strongly in the first four months, with unusually high returns in the more volatile and economically sensitive sectors. During the last two months, the markets corrected some of the speculative furor that had taken hold in these segments. In the end, stocks produced generally positive returns over the six-month period, with relatively strong results in small-cap and international companies.

Value stocks provided good returns led by energy, commodity and industrial companies. Energy prices were volatile but remained stubbornly high throughout the period, as supplies stayed tight and disturbing geopolitical issues continued to make headlines. Industrial and precious metals realized a speculative surge in prices in the first four months of the year, lifting materials and industrial stocks to new highs. Health care and technology companies, which are traditionally more growth-oriented segments of the market, did not perform well.

What factors affected the Portfolio’s performance?

The Portfolio outperformed the benchmark, primarily because of stock selection in a number of areas including the health care, energy and financial segments. Health care was a particularly rewarding segment of the Portfolio, despite the fact that the industry did not perform well overall in the period. Several holdings including Illumina and Serologicals Corporation, in the life sciences industry, and HealthExtras, a pharmacy benefits manager, provided superior returns for the Portfolio. We also benefited from owning very few stocks in the biotechnology segment of the market, an area of particular disappointment in the first half of 2006. The Portfolio’s holdings in the energy sector also performed well, as Dril-Quip and Superior Energy Services advanced significantly due to higher energy prices. Our decision to own select financial stocks with exposure to the capital markets also added to results, as these holdings responded to the continued advance in the financial markets. Finally, the Portfolio’s position in Hansen Natural Corporation in the consumer staples/beverage category achieved an above-average return.

The Portfolio’s results were hindered by an emphasis in the information technology segment because the group did not

Top 10 Holdings
(% of Portfolio)

Dril-Quip, Inc.	2.0%
Digital Insight Corporation	1.9%
Gardner Denver, Inc.	1.5%
Superior Energy Services, Inc.	1.4%
American Medical Systems Holdings, Inc.	1.3%
ValueClick, Inc.	1.3%
Global Imaging Systems, Inc.	1.3%
Mentor Corporation	1.3%
Oil States International, Inc.	1.2%
Shaw Group, Inc.	1.2%

These common stocks represent 14.4% of the total
investment portfolio.

Quoted Top Industries, Portfolio Composition and Top 10 Holdings are subject to change.

The lists of Top Industries and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

perform as well as the overall market. Within information technology, we experienced particularly disappointing returns from Internet services companies ValueClick and Jupitermedia Corporation. Communications equipment also negatively affected performance, as the Portfolio’s position in SafeNet declined. However, the decline was mitigated by good returns to our holdings in Rogers Corporation and Global Imaging Systems in the electronic equipment industry.

What is your outlook?

Our outlook calls for economic growth to moderate through year end, bringing an end to the Federal Reserve’s (Fed) monetary policy tightening campaign. We expect to see a synchronized global economic expansion continue, while inflation will be kept low by productivity gains. We believe the outlook for corporate earnings is especially promising. According to a consensus of Wall Street analysts, the companies in the Russell 2000 Growth Index — a common benchmark for small-cap growth companies — are expected to increase their earnings per share significantly over the next 12 months. Based on profitability, reasonable valuations and an end to the Fed’s rate hikes, we anticipate stock market returns are likely to be positive for the remainder of the year.

Portfolio Facts
as of June 30, 2006

Net Assets	$92,907,025	NAV	$12.90
NAV — High†	5/5/2006 — $14.18
NAV — Low†	6/13/2006 — $11.87
Number of Holdings: 168		† For the period ended June 30, 2006

Average Annual Total Returns[1]
as of June 30, 2006

From
Inception
1-Year	11/30/2001
——————————————————————————————————————
15.87%	7.11%

* The Russell 2000 Growth Index is an unmanaged index comprised of companies with a greater than average growth orientation within the Russell 2000 Index. The Russell 2000 Index is comprised of the 2,000 smaller companies in the Russell 3000 Index, which represents the 3,000 largest companies based on market capitalization and is designed to represent the performance of about 98% of the U.S. equity market. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes.

** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Market volatility can significantly affect short-term performance, and more recent returns may be different from those shown. Call 800-THRIVENT or visit www.thrivent.com for performance results current to the most recent month-end.

1 Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. At various times, the Portfolio’s adviser reimbursed and/or paid non-advisory Portfolio expenses. Had the adviser not done so, the Portfolio’s total returns would have been lower. The returns shown do not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented.

Investing in a variable product involves risks, including the possible loss of principal. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.thrivent.com. Please read your prospectus carefully.

How did the Portfolio perform during the six-month period ended June 30, 2006?

Thrivent Partner Small Cap Value Portfolio gained 13.74%, outpacing its peer group and broad market benchmark during the reporting period. The peer group, as represented by the Lipper Small Cap Value Category, posted a median return of 8.34% . The Russell 2000 Value Index returned 10.44% over the same six-month time frame.

What market conditions were present during the period?

During the semiannual reporting period, financial policy-makers around the world raised short-term interest rates in an effort to reign in inflation levels and expectations. Equity markets advanced strongly in the first four months, with unusually high returns in the more volatile and economically sensitive sectors. During the last two months, the markets corrected some of the speculative furor that had taken hold in these segments. In the end, stocks produced generally positive returns over the six-month period, with relatively strong results in small-cap and international companies.

Value stocks provided good returns led by energy, commodity and industrial companies. Energy prices were volatile but remained stubbornly high throughout the period, as supplies stayed tight and disturbing geopolitical issues continued to make headlines. Industrial and precious metals realized a speculative surge in prices in the first four months of the year, lifting materials and industrial stocks to new highs. Health care and technology companies, which are traditionally more growth-oriented segments of the market, did not perform well.

What factors affected the Portfolio’s performance?

Our decision to emphasize the energy, materials and industrials sectors of the market added significant value to the Portfolio. Two energy holdings, W-H Energy Services and TETRA Technologies, provided above-average returns. Our position in Carpenter Technology Corporation, a specialty metals producer and distributor, achieved superior returns in the materials segment. A short line and regional railroad Genesee & Wyoming and the marine transportation company Kirby Corporation added significantly to returns in the industrials group. The Portfolio also benefited from its limited exposure to the commercial banking segment, as the group did not perform as well as the overall market during the period. Plus, the few stocks we did own in the segment performed better than the group, thereby aiding the Portfolio’s results.

Only a few areas of the Portfolio had a negative impact on its returns during the period. The telecommunications services segment modestly limited results, as we had little

Top 10 Holdings
(% of Portfolio)

Texas Regional Bancshares, Inc.	1.6%
ProAssurance Corporation	1.3%
First Republic Bank	1.3%
Genesee & Wyoming, Inc.	1.2%
Vitran Corporation, Inc.	1.2%
Kirby Corporation	1.2%
Whiting Petroleum Corporation	1.1%
Carpenter Technology Corporation	1.0%
Hub Group, Inc.	1.0%
Dollar Thrifty Automotive Group, Inc.	1.0%

These common stocks represent 11.9% of the total
investment portfolio.

Quoted Top Industries, Portfolio Composition and Top 10 Holdings are subject to change.

The lists of Top Industries and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

exposure to the group, and it performed well. Additionally, the telecommunications services company we owned, Premiere Global Services, did not provide a good return.

What is your outlook?

Despite a recent uptick in the inflation rate, the economy remains on solid footing as we enter the second half of the year. Although we may see somewhat slower growth over the next six months as consumer spending weakens, we expect corporate America to pick up some of the slack through increased capital spending. Large-cap stocks outperformed small-caps by a notable margin in the most recent quarter, and evidence suggests that the six-year market leadership of small-cap stocks may be coming to an end. In addition, the economic recovery has reached a mature stage, where growth-oriented stocks have historically outperformed. Consequently, as we look ahead, we believe the small-cap value segment may not provide the return premium that it did over the past few years, versus other market segments.

Portfolio Facts
as of June 30, 2006

Net Assets	$142,799,367 NAV	$18.32
NAV — High†	5/9/2006 — $19.21
NAV — Low†	6/13/2006 — $17.03
Number of Holdings: 138	† For the period ended June 30, 2006

Average Annual Total Returns[1]
as of June 30, 2006

From
Inception
1-Year	4/30/2003
——————————————————————————————————————
20.31%	25.69%

* The Russell 2000 Value Index is an index comprised of companies with a greater than average value orientation within the Russell 2000 Index. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes.

** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Market volatility can significantly affect short-term performance, and more recent returns may be different from those shown. Call 800-THRIVENT or visit www.thrivent.com for performance results current to the most recent month-end.

1 Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. At various times, the Portfolio’s adviser reimbursed and/or paid non-advisory Portfolio expenses. Had the adviser not done so, the Portfolio’s total returns would have been lower. The returns shown do not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented.

Investing in a variable product involves risks, including the possible loss of principal. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.thrivent.com. Please read your prospectus carefully.

How did the Portfolio perform during the six-month period ended June 30, 2006?

Thrivent Small Cap Stock Portfolio gained 7.04% for the period, outperforming its peers in the Lipper Small Cap Core category, which averaged a return of 6.76% . The Russell 2000 Index rose 8.21% for the same time frame.

What market conditions were present during the period?

During the semiannual reporting period, financial policy-makers around the world raised short-term interest rates in an effort to reign in inflation levels and expectations. Equity markets advanced strongly in the first four months, with unusually high returns in the more volatile and economically sensitive sectors. During the last two months of the period, the markets corrected some of the speculative furor that had taken hold in these segments. In the end, stocks produced generally positive returns over the six-month period, with relatively strong results in small-cap and international companies.

Value stocks provided good returns led by energy, commodity and industrial companies. Energy prices were volatile but remained stubbornly high throughout the period, as supplies stayed tight and disturbing geopolitical issues continued to make headlines. Industrial and precious metals realized a speculative surge in prices in the first four months of the year, lifting materials and industrial stocks to new highs. Health care and technology companies, which are traditionally more growth-oriented segments of the market, did not perform well.

What factors affected the Portfolio’s performance?

Within the Portfolio, industrial stocks were the biggest contributors to our performance, led by The Manitowoc Company and Gardner-Denver Machinery. These stocks benefited from increased capital spending by companies to upgrade equipment and facilities. The continuing strength in energy prices gave a boost to our holdings in the oil and gas equipment industry, including Superior Energy Services and Dril-Quip. Transportation stocks, including two barge shipping companies, Kirby and American Commercial Lines, also enjoyed good returns.

Health care stocks fell out of favor with investors after enjoying an extended positive run, with medical device maker Dexcom undergoing a major sell off. In addition, a slowdown in consumer spending hurt our holdings among consumer-oriented companies such as the retailer Golf Galaxy. As a group, the selected technology stocks represented in the Portfolio did not perform well. Wind River Systems, in particular, had a negative impact on portfolio results.

What is your outlook?

We approach the remainder of 2006 with some caution, knowing that from an historic perspective, small-company

Top 10 Holdings
(% of Portfolio)

iShares S&P SmallCap 600 Index Fund	1.6%
HCC Insurance Holdings, Inc.	0.7%
Genlyte Group, Inc.	0.7%
URS Corporation	0.7%
Affiliated Managers Group, Inc.	0.6%
Gardner Denver, Inc.	0.6%
Baldor Electric Company	0.6%
Genesee & Wyoming, Inc.	0.6%
Trimble Navigation, Ltd.	0.6%
Roper Industries, Inc.	0.5%

These common stocks represent 7.2% of the total
investment portfolio.

Quoted Top Industries, Portfolio Composition and Top 10 Holdings are subject to change.

The lists of Top Industries and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

stocks tend to fall out of favor with investors (compared to larger-company stocks) as the economic cycle matures and perceptions of investment risk in the market increases. Therefore, we are putting more emphasis on stocks that are capable of sustaining growth and profitability independent of the economic and stock market cycle.

We anticipate that one continued driver of the economy will be businesses investing in productivity-enhancing capital goods and services. Subsequently, we expect reasonable strength in the industrial segment and a potential rebound of technology shares. Also, selected health care stocks, coming off recent setbacks, appear to be attractively priced. We’ll seek to take advantage of companies in that sector that are poised for continued growth in the months to come, particularly given the economic environment.

Portfolio Facts
as of June 30, 2006

Net Assets	$377,524,524 NAV	$14.64
NAV — High†	2/27/2006 — $15.91
NAV — Low†	6/13/2006 — $13.72
Number of Holdings: 274	† For the period ended June 30, 2006

Average Annual Total Returns[1]
as of June 30, 2006

		From
		Inception
1-Year	5-Year	3/1/2001
————————————————————————————————————————————————————————————————————————————
14.73%	10.10%	11.01%

* The Russell 2000 Index is an index comprised of the 2,000 smaller companies in the Russell 3000 Index. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes.

** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Market volatility can significantly affect short-term performance, and more recent returns may be different from those shown. Call 800-THRIVENT or visit www.thrivent.com for performance results current to the most recent month-end.

1 Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. At various times, the Portfolio’s adviser reimbursed and/or paid non-advisory Portfolio expenses. Had the adviser not done so, the Portfolio’s total returns would have been lower. The returns shown do not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented.

Investing in a variable product involves risks, including the possible loss of principal. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.thrivent.com. Please read your prospectus carefully.

How did the Portfolio perform during the six-month period ended June 30, 2006?

Thrivent Small Cap Index Portfolio rose 7.51% during the period, in line with the index it seeks to replicate, the Standard & Poor’s SmallCap 600 Index, which gained 7.69% . The Portfolio’s peer comparison group, the Lipper Small Cap Core category, returned 6.76% over the same period.

What market conditions were present during the period?

During the semiannual reporting period, financial policy-makers around the world raised short-term interest rates in an effort to reign in inflation levels and expectations. Equity markets advanced strongly in the first four months, with unusually high returns in the more volatile and economically sensitive sectors. During the last two months of the period, the markets corrected some of the speculative furor that had taken hold in these segments. In the end, stocks produced generally positive returns over the six-month period, with relatively strong results in small-cap and international companies.

Value stocks provided good returns led by energy, commodity and industrial companies. Energy prices were volatile but remained stubbornly high throughout the period, as supplies stayed tight and disturbing geopolitical issues continued to make headlines. Industrial and precious metals realized a speculative surge in prices in the first four months of the year, lifting materials and industrial stocks to new highs. Health care and technology companies, which are traditionally more growth-oriented segments of the market, did not perform well.

What factors affected the Portfolio’s performance?

The Portfolio is managed to replicate the performance of the S&P SmallCap 600 Index. We seek to maintain a fully invested position with limited transactions to minimize costs. As typically occurs with an index fund, the difference in performance between the benchmark index and the Portfolio itself can be largely attributed to expenses and minor differences in portfolio composition.

Three sectors contributed significantly to the Portfolio’s performance. Energy stocks benefited from the continued strength in oil and gas prices. Metals and mining companies in the materials sector also enjoyed strong growth, as prices for gold and other commodities jumped. Select consumer staples companies performed well, as firms with unique market niches realized good returns in the period. By contrast, stocks of companies in the consumer sector that rely on the more economically-sensitive segments of the economy, such as homebuilding, performed poorly. Health care and technology stocks were also out of favor in the first half of 2006.

Top 10 Holdings
(% of Portfolio)

Frontier Oil Corporation	0.5%
Helix Energy Solutions Group, Inc.	0.5%
Cimarex Energy Company	0.5%
ResMed, Inc.	0.5%
Global Payments, Inc.	0.5%
Shurgard Storage Centers, Inc.	0.4%
Massey Energy Company	0.4%
Energen Corporation	0.4%
Landstar System, Inc.	0.4%
Manitowoc Company, Inc.	0.4%

These common stocks represent 4.5% of the total
investment portfolio.

Quoted Top Industries, Portfolio Composition and Top 10 Holdings are subject to change.

The lists of Top Industries and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

What is your outlook?

The Portfolio will be fully invested to track the performance of the S&P SmallCap 600 Index. This offers individuals an attractive way to take advantage of the growth potential of the broad, diversified marketplace of small-cap stocks.

With uncertainty growing over the strength of the U.S. economy and an ongoing inflation threat, investors backed away from more volatile segments of the equity markets.

Large-cap stocks recovered some ground relative to small-cap issues in June. Whether this marks a period of rotation in the markets and a shift that favors more blue chip names remains to be seen. Typically, the longer an economic cycle continues, the more investors tend to favor large-cap stocks in the equity marketplace. We still believe there is attractive opportunity in the small-cap arena, but the premium return for small stocks is likely to be limited in the future as the cycle continues to mature.

Portfolio Facts
as of June 30, 2006

Net Assets	$458,519,640 NAV	$20.19
NAV — High†	5/8/2006 — $21.72
NAV — Low†	6/13/2006 — $18.94
Number of Holdings: 605	† For the period ended June 30, 2006

Average Annual Total Returns[1]
as of June 30, 2006

1-Year	5-Year	10-Year
————————————————————————————————————————————————————————————————————————————
13.62%	10.66%	11.61%

* The S&P SmallCap 600 Index is an unmanaged index that represents the average performance of a group of 600 small capitalization stocks. “S&P SmallCap 600 Index” is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Thrivent Financial for Lutherans. The product is not sponsored, endorsed or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the product. It is not possible to invest directly in the Index. Index funds are subject to the same market risks associated with the stocks in their respective indexes. The performance of the Index does not reflect deductions for fees, expenses or taxes.

** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Market volatility can significantly affect short-term performance, and more recent returns may be different from those shown. Call 800-THRIVENT or visit www.thrivent.com for performance results current to the most recent month-end.

1 Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. At various times, the Portfolio’s adviser reimbursed and/or paid non-advisory Portfolio expenses. Had the adviser not done so, the Portfolio’s total returns would have been lower. The returns shown do not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented.

Investing in a variable product involves risks, including the possible loss of principal. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.thrivent.com. Please read your prospectus carefully.

How did the Portfolio perform during the six-month period ended June 30, 2006?

Thrivent Mid Cap Growth Portfolio returned 2.03% for the period. The median portfolio of its peer group, the Lipper Mid Cap Growth Category, posted a return of 2.61% . The Russell Midcap Growth Index returned 2.56% for the same time frame.

What market conditions were present during the period?

During the semiannual reporting period, financial policy-makers around the world raised short-term interest rates in an effort to reign in inflation levels and expectations. Equity markets advanced strongly in the first four months, with unusually high returns in the more risky and economically sensitive sectors. During the last two months of the period, the markets corrected some of the speculative furor that had taken hold in these segments. In the end, stocks produced generally positive returns over the six-month period, with relatively strong results in small-cap and international companies.

Value stocks provided good returns led by energy, commodity and industrial companies. Energy prices were volatile but remained stubbornly high throughout the period, as supplies stayed tight and disturbing geopolitical issues continued to make headlines. Industrial and precious metals realized a speculative surge in prices in the first four months of the year, lifting materials and industrial stocks to new highs. Healthcare and technology companies, which are traditionally more growth-oriented segments of the market, did not perform well.

What factors affected the Portfolio’s performance?

Stock selection, particularly in the health care and energy sectors, caused the bulk of the Portfolio’s underperformance compared to the benchmark. In the tech arena, Palm Treo, which had exhibited promising revenue growth, fell short of expectations, due to a drop in consumer demand. In the health care sector, names like St. Jude Medical fared poorly, as investors priced in the risk of future reductions in government reimbursements. Our biggest individual detractor was Advanced Autoparts, a consumer-related stock that suffered disappointing revenues, due to rising energy costs and subsequent dampened demand for its products.

On the positive side, we were overweighted in the industrial sector of the market, which added to returns. We enjoyed good performance from select industrial names, like Nucor Corp., a steel company, and Gardner Denver, a small, industrial-machinery company that benefited from a strong global economy. Finally, despite generally disappointing results from the broad technology segment, names like Akamai Technology, an Internet services company that benefited from strong growth in Internet traffic, added to Portfolio performance this period.

Top 10 Holdings
(% of Portfolio)

Alliance Data Systems Corporation	1.0%
NII Holdings, Inc.	0.9%
Expeditors International of Washington, Inc.	0.8%
Precision Castparts Corporation	0.8%
Peabody Energy Corporation	0.7%
Monster Worldwide, Inc.	0.7%
Cognizant Technology Solutions
Corporation	0.7%
Microchip Technology, Inc.	0.7%
International Game Technology	0.7%
Fiserv, Inc.	0.7%

These common stocks represent 7.7% of the total
investment portfolio.

Quoted Top Industries, Portfolio Composition and Top 10 Holdings are subject to change.

The lists of Top Industries and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

What is your outlook?

We are pleased to report that efforts to refine the composition of the Portfolio have demonstrated favorable results. Our decision to reduce the number of holdings within the Portfolio, for example, has enabled our top-performing stocks to have a slightly greater impact on overall performance, while maintaining a well-diversified mix of names to reduce overall variability.

Currently, the Portfolio is positioned for a mild slowdown in economic growth over the months ahead. We’ve reduced our exposure to stocks whose companies’ revenues are  particularly dependent on consumer spending, which could slow due to the effect of high gas prices and a muted housing market. Although health care stocks performed poorly this period, we expect good growth prospects in select names within this industry, and as such, we have added to our positions accordingly. The current interest-rate environment causes us to become somewhat cautious on regional banks, which are reporting reduced operating margins, due to rising interest rates. Finally, we have reduced our exposure to energy stocks, believing many of these companies have peaked in terms of valuations.

Portfolio Facts
as of June 30, 2006

Net Assets	$695,807,142 NAV	$16.52
NAV — High†	4/20/2006 — $18.04
NAV — Low†	6/13/2006 — $15.38
Number of Holdings: 215	† For the period ended June 30, 2006

Average Annual Total Returns[1]
as of June 30, 2006

		From
		Inception
1-Year	5-Year	1/30/1998
————————————————————————————————————————————————————————————————————————————
13.03%	3.58%	8.12%

* The Russell Midcap Growth Index is an index comprised of companies with higher than average price-to-book ratios and higher forecasted growth values within the Russell Midcap Index. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes.

** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Market volatility can significantly affect short-term performance, and more recent returns may be different from those shown. Call 800-THRIVENT or visit www.thrivent.com for performance results current to the most recent month-end.

1 Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. At various times, the Portfolio’s adviser reimbursed and/or paid non-advisory Portfolio expenses. Had the adviser not done so, the Portfolio’s total returns would have been lower. The returns shown do not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented.

Investing in a variable product involves risks, including the possible loss of principal. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.thrivent.com. Please read your prospectus carefully.

How did the Portfolio perform during the six-month period ended June 30, 2006?

Thrivent Mid Cap Growth Portfolio II returned 1.98% for the period. The median portfolio of its peer group, the Lipper Mid Cap Growth Category, posted a return of 2.61% . The Russell Midcap Growth Index returned 2.56% for the same time frame.

What market conditions were present during the period?

During the semiannual reporting period, financial policy-makers around the world raised short-term interest rates in an effort to reign in inflation levels and expectations. Equity markets advanced strongly in the first four months, with unusually high returns in the more risky and economically sensitive sectors. During the last two months of the period, the markets corrected some of the speculative furor that had taken hold in these segments. In the end, stocks produced generally positive returns over the six-month period, with relatively strong results in small-cap and international companies.

Value stocks provided good returns led by energy, commodity and industrial companies. Energy prices were volatile but remained stubbornly high throughout the period, as supplies stayed tight and disturbing geopolitical issues continued to make headlines. Industrial and precious metals realized a speculative surge in prices in the first four months of the year, lifting materials and industrial stocks to new highs. Healthcare and technology companies, which are traditionally more growth-oriented segments of the market, did not perform well.

What factors affected the Portfolio’s performance?

Stock selection, particularly in the health care and energy sectors, caused the bulk of the Portfolio’s underperformance compared to the benchmark. In the tech arena, Palm Treo, which had exhibited promising revenue growth, fell short of expectations, due to a drop in consumer demand. In the health care sector, names like St. Jude Medical fared poorly, as investors priced in the risk of future reductions in government reimbursements. Our biggest individual detractor was Advanced Autoparts, a consumer-related stock that suffered disappointing revenues, due to rising energy costs and subsequent dampened demand for its products.

On the positive side, we were overweighted in the industrial sector of the market, which added to returns. We enjoyed good performance from select industrial names, like Nucor Corp., a steel company, and Gardner Denver, a small, industrial-machinery company that benefited from a strong global economy. Finally, despite generally disappointing results from the broad technology segment, names like Akamai Technology, an Internet services company that benefited from strong growth in Internet traffic, added to Portfolio performance this period.

Top 10 Holdings
(% of Portfolio)

Alliance Data Systems Corporation	0.9%
NII Holdings, Inc.	0.9%
Expeditors International of Washington, Inc.	0.8%
Precision Castparts Corporation	0.8%
Peabody Energy Corporation	0.7%
Monster Worldwide, Inc.	0.7%
Microchip Technology, Inc.	0.7%
International Game Technology	0.6%
Cognizant Technology Solutions
Corporation	0.6%
Fiserv, Inc.	0.6%

These common stocks represent 7.3% of the total
investment portfolio.

Quoted Top Industries, Portfolio Composition and Top 10 Holdings are subject to change.

The lists of Top Industries and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

What is your outlook?

We are pleased to report that efforts to refine the composition of the Portfolio have demonstrated favorable results. Our decision to reduce the number of holdings within the Portfolio, for example, has enabled our top-performing stocks to have a slightly greater impact on overall performance, while maintaining a well-diversified mix of names to reduce overall variability.

Currently, the Portfolio is positioned for a mild slowdown in economic growth over the months ahead. We’ve reduced our exposure to stocks whose companies’ revenues are particularly dependent on consumer spending, which could slow due to the effect of high gas prices and a muted housing market. Although health care stocks performed poorly this period, we expect good growth prospects in select names within this industry, and as such, we have added to our positions accordingly. The current interest-rate environment causes us to become somewhat cautious on regional banks, which are reporting reduced operating margins, due to rising interest rates. Finally, we have reduced our exposure to energy stocks, believing many of these companies have peaked in terms of valuations.

Portfolio Facts
as of June 30, 2006

Net Assets	$34,193,018	NAV	$10.68
NAV — High†	4/20/2006 — $11.67
NAV — Low†	6/13/2006 — $9.94
Number of Holdings: 215		† For the period ended June 30, 2006

Average Annual Total Returns[1]
as of June 30, 2006

From
Inception
1-Year	11/30/2001
——————————————————————————————————————
12.99%	1.75%

* The Russell Midcap Growth Index is an index comprised of companies with higher than average price-to-book ratios and higher forecasted growth values within the Russell Midcap Index. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes.

** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Market volatility can significantly affect short-term performance, and more recent returns may be different from those shown. Call 800-THRIVENT or visit www.thrivent.com for performance results current to the most recent month-end.

1 Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. At various times, the Portfolio’s adviser reimbursed and/or paid non-advisory Portfolio expenses. Had the adviser not done so, the Portfolio’s total returns would have been lower. The returns shown do not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented.

Investing in a variable product involves risks, including the possible loss of principal. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.thrivent.com. Please read your prospectus carefully.

How did the Portfolio perform during the six-month period ended June 30, 2006?

For the semiannual reporting period, Thrivent Partner Mid Cap Value Portfolio outpaced its peer group with a return of 4.71% . The peer group, measured by the Lipper Mid Cap Value Category, posted a median return of 3.91% . The Russell Midcap Value Index advanced 7.02% over the same time frame.

What market conditions were present during the period?

During the semiannual reporting period, financial policy-makers around the world raised short-term interest rates in an effort to reign in inflation levels and expectations. Equity markets advanced strongly in the first four months, with unusually high returns in the more volatile and economically sensitive sectors. During the last two months, the markets corrected some of the speculative furor that had taken hold in these segments. In the end, stocks produced generally positive returns over the six-month period, with relatively strong results in small-cap and international companies.

Value stocks provided good returns led by energy, commodity and industrial companies. Energy prices were volatile but remained stubbornly high throughout the period, as supplies stayed tight and disturbing geopolitical issues continued to make headlines. Industrial and precious metals realized a speculative surge in prices in the first four months of the year, lifting materials and industrial stocks to new highs. Health care and technology companies, which are traditionally more growth-oriented segments of the market, did not perform well.

What factors affected the Portfolio’s performance?

The Portfolio outperformed the peer group return primarily because of stock selection in the difficult consumer discretionary sector and the materials sector. In particular, our holding in the poorly performing media industry added value to the Portfolio, as its position in Lamar Advertising Company performed well. In the retail segment, a sizeable holding of J.C. Penney Company added to our results as the stock advanced nicely over the period. Autoliv, a producer of automobile safety equipment, also enhanced the Portfolio’s return. Raw materials related companies like Allegheny Technologies and Carpenter Technology Corporation in the specialties metals business and Commercial Metals Company in the steel and metals products industry provided excellent returns.

Conversely, the Portfolio fell short of the Russell MidCap Value Index due to several energy and health care laggards. In the energy segment, our bias toward companies with more exposure to natural gas or pipelines like EOG Resources, Williams Companies and Range Resources Corporation led to disappointing results. Companies in

Top 10 Holdings
(% of Portfolio)

Range Resources Corporation	2.5%
Entergy Corporation	2.1%
J.C. Penney Company, Inc.
(Holding Company)	2.0%
Ambac Financial Group, Inc.	2.0%
PPL Corporation	1.9%
EOG Resources, Inc.	1.8%
Harrah's Entertainment, Inc.	1.8%
Bear Stearns Companies, Inc.	1.8%
PG&E Corporation	1.7%
Apartment Investment &
Management Company	1.6%

These common stocks represent 19.2% of the total
investment portfolio.

Quoted Top Industries, Portfolio Composition and Top 10 Holdings are subject to change.

The lists of Top Industries and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

the natural gas industry did not fare as well as those more leveraged to oil production and refining as natural gas prices fell significantly during the period. Holdings in MedImmune in the biotechnology area and Charles River Laboratories International in the life sciences industry also performed poorly.

What is your outlook?

As we move into the second half of 2006, we remain firmly committed to our investment style focused on quality. We believe company management teams will experience varying degrees of success as they strive to contain rising commodity, regulatory and operating costs. The merger and acquisition environment should also remain strong, as private equity firms and corporate buyers compete for attractive assets. Over time, we believe our keen attention to fundamental analysis and disciplined valuation will serve the Portfolio well despite short-term swings in market trends.

Portfolio Facts
as of June 30, 2006

Net Assets	$38,515,526	NAV	$12.01
NAV — High†	5/8/2006 — $12.50
NAV — Low†	6/13/2006 — $11.36
Number of Holdings: 100		† For the period ended June 30, 2006

Average Annual Total Returns[1]
as of June 30, 2006

From
Inception
1-Year	4/29/2005
——————————————————————————————————————
11.10%	17.60%

* The Russell Midcap Value Index is an index comprised of companies with lower than average price-to-book ratios and lower forecasted growth values within the Russell Midcap Index. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes.

** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Market volatility can significantly affect short-term performance, and more recent returns may be different from those shown. Call 800-THRIVENT or visit www.thrivent.com for performance results current to the most recent month-end.

1 Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser reimbursed and/or paid non-advisory Portfolio expenses. Had the adviser not done so, the Portfolio’s total returns would have been lower. The returns shown do not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented.

Investing in a variable product involves risks, including the possible loss of principal. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.thrivent.com. Please read your prospectus carefully.

How did the Portfolio perform during the six-month period ended June 30, 2006?

Thrivent Mid Cap Stock Portfolio gained 3.53% for the reporting period. Its Lipper Mid-Cap Core peer group posted a median return of 4.05% . The S&P MidCap 400 Index advanced 4.24% over the same time frame.

What market conditions were present during the period?

During the semiannual reporting period, financial policy makers around the world raised short-term interest rates in an effort to reign in inflation levels and expectations. Equity markets advanced strongly in the first four months with unusually high returns in the more volatile and economically sensitive sectors. During the last two months, the markets corrected some of the speculative furor that had taken hold in these segments. In the end, stocks produced generally positive returns over the six-month period, with relatively strong results in small-cap and international companies.

Value stocks provided good returns led by energy, commodity and industrial companies. Energy prices were volatile but remained stubbornly high throughout the period as supplies stayed tight and disturbing geopolitical issues continued to make headlines. Industrial and precious metals realized a speculative surge in prices in the first four months of the year, lifting materials and industrial stocks to new highs. Health care and technology companies,  which are traditionally more growth-oriented segments of the market, did not perform well.

What factors affected the Portfolio’s performance?

The Portfolio fell short of its peer group and benchmark mainly because of two poorly performing stocks. The device software optimization company Wind River Systems was a considerable underperformer. Its stock price tumbled, as the company experienced major sales and earnings shortfalls after reorganizing its sales force. Also, computer networking company Novell fell sharply because its management team failed to execute on a major market opportunity. Finally, we had little exposure to metals and mining stocks, which performed well, and too much exposure to underperforming container and packaging stocks.

On the positive side, the Portfolio’s returns benefited from our stock selection in energy, industrials and health care. In energy, we had limited exposure to natural gas leveraged companies due to our bearish outlook for that industry. These stocks fell as natural gas prices dropped from $15/MCF (1,000 cubic feet) to approximately the $5 level. The Portfolio was rewarded for having primarily oil-leveraged energy exposure such as Weatherford International and FMC Technologies, which both provide equipment for exploration and drilling. The industrials segment was also a positive contributor as global economic strength propelled companies to buy equipment. Two standout performers

Top 10 Holdings
(% of Portfolio)

URS Corporation	1.3%
HCC Insurance Holdings, Inc.	1.3%
Republic Services, Inc.	1.2%
Roper Industries, Inc.	1.1%
FMC Technologies, Inc.	1.0%
Advanced Medical Optics, Inc.	1.0%
Hershey Company	1.0%
PartnerRe, Ltd.	1.0%
Colonial BancGroup, Inc.	0.9%
NIKE, Inc.	0.9%

These common stocks represent 10.7% of the total
investment portfolio.

Quoted Top Industries, Portfolio Composition and Top 10 Holdings are subject to change.

The lists of Top Industries and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

were Manitowoc Company, a producer of cranes, and Roper Industries, a diversified industrial company. Health care also proved beneficial with gains from the biotechnology firm Vertex Pharmaceuticals and the Internet health care portal WebMD Health.

What is your outlook?

Rising interest rates, an uptick in inflation worldwide, oil prices over $75 per barrel and escalating company costs are likely to cause headwinds for more cyclical companies. In addition, we are beginning to see weakness in consumer spending, which makes up a significant part of the overall economy. We are favoring the health care sector and finding compelling stocks in the health care equipment and technology industries. We will continue to maintain the Portfolio’s larger-than-index position in the container and packaging industry because of attractive stock valuations and declining raw material costs. In energy, we are continuing to avoid natural gas stocks while maintaining the Portfolio’s strong presence in oil-leveraged holdings. We have also pulled back on our larger-than-index weighting to information technology. Our prior enthusiasm for restrained capital expenditures, which would improve pricing in the technology sector, did not materialize.

Portfolio Facts
as of June 30, 2006

Net Assets	$299,737,006 NAV	$12.25
NAV — High†	2/27/2006 — $13.69
NAV — Low†	6/13/2006 — $11.68
Number of Holdings: 188	† For the period ended June 30, 2006

Average Annual Total Returns[1]
as of June 30, 2006

		From
		Inception
1-Year	5-Year	3/1/2001
——————————————————————————————————————————————————————————————————————————
16.10%	6.79%	6.90%

* The S&P MidCap 400 Index is an unmanaged index that represents the average performance of a group of 400 medium capitalization stocks. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes.

** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Market volatility can significantly affect short-term performance, and more recent returns may be different from those shown. Call 800-THRIVENT or visit www.thrivent.com for performance results current to the most recent month-end.

1 Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. At various times, the Portfolio’s adviser reimbursed and/or paid non-advisory Portfolio expenses. Had the adviser not done so, the Portfolio’s total returns would have been lower. The returns shown do not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented.

Investing in a variable product involves risks, including the possible loss of principal. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.thrivent.com. Please read your prospectus carefully.

How did the Portfolio perform during the six-month period ended June 30, 2006?

Thrivent Mid Cap Index Portfolio returned 4.02% during the period. By comparison, the Portfolio’s benchmark, the Standard & Poor’s MidCap 400 Index, gained 4.24% and the Lipper Mid-Cap Core category, rose 4.05% .

What market conditions were present during the period?

During the semiannual reporting period, financial policy-makers around the world raised short-term interest rates in an effort to reign in inflation levels and expectations. Equity markets advanced strongly in the first four months, with unusually high returns in the more volatile and economically sensitive sectors. During the last two months of the period, the markets corrected some of the speculative furor that had taken hold in these segments. In the end, stocks produced generally positive returns over the six-month period, with relatively strong results in small-cap and international companies.

Value stocks provided good returns led by energy, commodity and industrial companies. Energy prices were volatile but remained stubbornly high throughout the period, as supplies stayed tight and disturbing geopolitical issues continued to make headlines. Industrial and precious metals realized a speculative surge in prices in the first four months of the year, lifting materials and industrial stocks to new highs. In the broad market, health care and technology companies, which are traditionally more growth-oriented segments of the market, did not perform well. Among mid-cap stocks, the weakest performance occurred in the consumer discretionary sector.

What factors affected the Portfolio’s performance?

The Portfolio is managed to virtually replicate the performance of the S&P MidCap 400 Index. We seek to maintain a fully invested position with limited transactions to minimize costs. As typically occurs with an index fund, the difference in performance between the benchmark index and the Portfolio itself can be largely attributed to expenses and minor differences in portfolio composition.

Mid-cap stocks outperformed their large-cap counterparts. Industrial stocks were a major contributor to the positive return, bolstered by increased capital spending by corporations looking to use some of their available cash to upgrade equipment and facilities. Telecommunication services stocks also performed well, as did energy stocks, still drawing investor interest as gas and oil prices moved higher. By contrast, consumer discretionary stocks performed poorly with particular weakness in those segments directly or indirectly related to the housing and automotive markets, as well as particular areas of the retail industry. Health care stocks also lagged the market in the first six months of the year.

Top 10 Holdings
(% of Portfolio)

Peabody Energy Corporation	1.1%
Expeditors International of
Washington, Inc.	0.9%
Cognizant Technology Solutions
Corporation	0.7%
C.H. Robinson Worldwide, Inc.	0.7%
Smith International, Inc.	0.7%
Noble Energy, Inc.	0.6%
Precision Castparts Corporation	0.6%
Microchip Technology, Inc.	0.5%
ENSCO International, Inc.	0.5%
Questar Corporation	0.5%

These common stocks represent 6.8% of the total
investment portfolio.

Quoted Top Industries, Portfolio Composition and Top 10 Holdings are subject to change.

The lists of Top Industries and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

What is your outlook?

The Portfolio will remain fully invested in a way that tracks the performance of the S&P MidCap 400 Index. This is an attractive way for individuals to take advantage of the investment potential of the broad, diversified marketplace for mid-cap stocks.

Since early 2000, mid-cap stocks have enjoyed performance exceeding that of their large-cap counterparts. In the closing weeks of the period, large cap stocks enjoyed a recovery. It is a possible sign that a transition may be taking place. Typically, as the economic cycle progresses, investors begin to favor larger-cap issues. We still believe that attractive opportunities are available in the mid-cap marketplace in the months ahead. At the same time, we are realistic in our expectations that the premium return to the mid-cap sector is likely to be reduced in the future as the economic cycle matures.

Portfolio Facts
as of June 30, 2006

Net Assets	$166,492,334 NAV	$14.26
NAV — High†	2/27/2006 — $15.31
NAV — Low†	6/13/2006 — $13.35
Number of Holdings: 403	† For the period ended June 30, 2006

Average Annual Total Returns[1]
as of June 30, 2006

		From
		Inception
1-Year	5-Year	3/1/2001
—————————————————————————————————————————————————
12.56%	8.86%	9.27%

* The S&P MidCap 400 Index is an unmanaged index that represents the average performance of a group of 400 medium capitalization stocks. “S&P MidCap 400 Index” is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Thrivent Financial for Lutherans. The product is not sponsored, endorsed or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the product. Index funds are subject to the same market risks associated with the stocks in their respective indexes. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes.

** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Market volatility can significantly affect short-term performance, and more recent returns may be different from those shown. Call 800-THRIVENT or visit www.thrivent.com for performance results current to the most recent month-end.

1 Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. At various times, the Portfolio’s adviser reimbursed and/or paid non-advisory Portfolio expenses. Had the adviser not done so, the Portfolio’s total returns would have been lower. The returns shown do not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented.

Investing in a variable product involves risks, including the possible loss of principal. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.thrivent.com. Please read your prospectus carefully.

Foreign investments involve additional risks including currency fluctuations and greater political, economic and market instability and different accounting standards, as compared with domestic investments. These risks are magnified when the portfolio invests in emerging markets, which may be of relatively small size and less liquid than domestic markets. These and other risks are described in the Portfolio’s prospectus.

How did the Portfolio perform during the six-month period ended June 30, 2006?

Thrivent Partner International Stock Portfolio returned 6.95% during the semiannual reporting period. The peer group, as represented by the Lipper International Stock Category, posted a median return of 9.52% . The Morgan Stanley Capital International Europe, Australasia and Far East (EAFE) Index gained 8.94% for the same time frame.

What market conditions were present during the period?

Overseas equity markets performed well, albeit with a high level of volatility, during the reporting period. Early indications of solid economic recoveries taking hold in both Japan and Europe, along with robust merger and acquisition (M&A) activity in Europe provided an encouraging backdrop for investors. Emerging markets stocks performed particularly well, as they tend to be highly sensitive to movements in energy and commodity prices. Also, small-cap stocks outperformed, spurred on by the strong merger and acquisition activity. Both were areas of particular strength in the first four months.

In early May, monetary policymakers around the world began to voice concerns about inflation risks and started to increase short-term interest rates. This had a sobering effect on the stock market, particularly in the segments which were most economically sensitive and which had the largest advances early in the period. Both the EAFE and the emerging markets indices experienced sharp declines over the subsequent few weeks, as investors adjusted their expectations for more aggressive monetary policy actions. Foreign currencies, particularly the euro, generally strengthened against the dollar over the six months, boosting returns for U.S. investors from overseas investments.

What factors affected the Portfolio’s performance?

Disappointing performance from growth-oriented stocks in the Portfolio and by individual stocks, rather than country or industry selection, was the major reason the Portfolio fell short of its investment objective during the period. In the consumer segment of the Portfolio, two Japanese retailers, Rakuten and MARUI Company, were significant detractors from its results. However, in the European segment, retail holdings Marks and Spencer Group, Metro and Carrefour performed well. Our holding in SES Global, a provider of broadband communication capability from Luxembourg, lagged during the period. In general, the Portfolio’s exposure to the banking sector also limited returns. Banks came under pressure with the renewed focus on interest rate increases and the potential to negatively impact their lending margins.

A few other factors also combined to impact the Portfolio’s returns. Japan underperformed Europe in the recent period

Top 10 Countries
(% of Portfolio)

Japan	18.9%
United Kingdom	13.5%
Switzerland	6.6%
France	6.0%
Germany	5.7%
Italy	5.5%
Spain	4.1%
Singapore	2.4%
South Korea	2.2%
Netherlands	2.0%

These common stocks represent 66.9% of the total
investment portfolio.

Quoted Top Industries, Portfolio Composition and Top 10 Countries are subject to change.

The lists of Top Industries and Top 10 Countries exclude short-term investments and collateral held for securities loaned.

and the yen did not appreciate as much as the euro. Pharmaceutical holdings Takedo Pharmaceutical Company and GlaxoSmithKline performed well, as investors sought out more defensive positions late in the period. Small-capitalization stocks in the Far East also underperformed their counterparts in Europe. Finally, exposure to some emerging markets, particularly Turkish financial stocks, hindered the Portfolio’s results.

What is your outlook?

Our outlook calls for the increased market volatility we’ve been experiencing to continue in the near term. Central banks around the world are struggling to determine the right level of interest rates that will allow a continuation of economic growth while keeping inflation at bay. Despite some uncertainty in the macro environment, strong corporate balance sheets and plentiful liquidity from private equity funds should help provide an underpinning for stock values. Over the course of the next year, we expect monetary tightening to be complete, inflation to have peaked, growth to have moderated and expectations of interest rate cuts to rise. This should create a reasonable environment for equity investing. We are confident that our portfolio should perform well, as investors once again recognize the benefits of strong balance sheets, healthy profit margins, good growth prospects and attractive valuations.

Portfolio Facts
as of June 30, 2006

Net Assets	$1,156,405,064 NAV	$14.37
NAV — High†	5/9/2006 — $15.74
NAV — Low†	6/13/2006 — $13.13
Number of Holdings: 165	† For the period ended June 30, 2006

Average Annual Total Returns[1]
as of June 30, 2006

1-Year	5-Year	10-Year
————————————————————————————————————————————————————
24.88%	7.39%	5.52%

* The Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE Index) is a stock index designed to measure the equity performance of developed countries outside of North America. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes.

** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Market volatility can significantly affect short-term performance, and more recent returns may be different from those shown. Call 800-THRIVENT or visit www.thrivent.com for performance results current to the most recent month-end.

1 Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. At various times, the Portfolio’s adviser reimbursed and/or paid non-advisory Portfolio expenses. Had the adviser not done so, the Portfolio’s total returns would have been lower. The returns shown do not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented.

Investing in a variable product involves risks, including the possible loss of principal. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.thrivent.com. Please read your prospectus carefully.

How did the Portfolio perform during the six-month period ended June 30, 2006?

Thrivent Partner All Cap Portfolio gained 3.85% during the reporting period. The peer group, as represented by the Lipper Multi-Cap Core Category, posted a median return of 3.09% while the Russell 3000 Index advanced 3.23% over the same time frame.

What market conditions were present during the period?

During the semiannual reporting period, financial policy-makers around the world raised short-term interest rates in an effort to reign in inflation levels and expectations. Equity markets advanced strongly in the first four months, with unusually high returns in the more volatile and economically sensitive sectors. During the last two months, the markets corrected some of the speculative furor that had taken hold in these segments. In the end, stocks produced generally positive returns over the six-month period, with relatively strong results in small-cap and international companies.

Value stocks provided good returns led by energy, commodity and industrial companies. Energy prices were volatile but remained stubbornly high throughout the period, as supplies stayed tight and disturbing geopolitical issues continued to make headlines. Industrial and precious metals realized a speculative surge in prices in the first four months of the year, lifting materials and industrial stocks to new highs. Health care and technology companies, which are traditionally more growth-oriented segments of the market, did not perform well.

What factors affected the Portfolio’s performance?

The Portfolio outperformed both the peer group and benchmark index primarily because of stock selection. In particular, it benefited from holdings in the industrials, energy and materials segments, the largest contributors to performance in the period. We pursue a largely sector-neutral approach in managing the Portfolio, which means its sector weightings are similar to the index weightings. Therefore, sector emphasis did not meaningfully affect returns; however, our industry exposure within sectors was a factor in our success.

Our holdings in machinery and trading companies achieved strong returns. For example, Caterpillar, Joy Global, WESCO International and Bucyrus International all benefited from the surge in global demand for their products and services. In the energy segment, exposure to petroleum refiners such as Holly Corporation and Valero Energy Corporation as well as diversified energy companies like Occidental Petroleum lifted results in the Portfolio.

On the negative side, health care and consumer staples companies limited the Portfolio’s results. Specifically, health care providers UnitedHealth Group and CIGNA Corporation both detracted from the Portfolio’s returns. In the consumer staples segment, food and personal products provided disappointing returns, with companies such as Playtex Products and Tyson Foods declining in the period. Apple Computer also had a negative effect after a period of substantial positive contributions to the Portfolio. SanDisk Corporation, a company that develops products to store compact data used in consumer electronics, declined as well.

Top 10 Holdings
(% of Portfolio)

Altria Group, Inc.	3.4%
Bank of America Corporation	2.9%
Exxon Mobil Corporation	2.7%
Gilead Sciences, Inc.	2.3%
Hewlett-Packard Company	2.2%
Apple Computer, Inc.	2.2%
Occidental Petroleum Corporation	1.9%
TXU Corporation	1.9%
Google, Inc.	1.8%
WESCO International, Inc.	1.8%

These common stocks represent 23.1% of the total
investment portfolio.

Quoted Top Industries, Portfolio Composition and Top 10 Holdings are subject to change.

The lists of Top Industries and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

What is your outlook?

Our outlook calls for slowing earnings growth, which means that investors are likely to favor companies with sustainable earnings growth rates and attractive valuations. These companies tend to outperform when earnings growth slows in the broad market. In the Portfolio, we’re continuing to emphasize the insurance industry and are maintaining positions across a diversified group of holdings including long-term care insurers, insurance brokerages and reinsurers.

We’re also finding attractive opportunities in the computers and peripherals industry, where we believe market share gains and cost management initiatives will result in earnings growth for certain companies. Additionally, we like trading companies, which should benefit from a continued global boom in non-residential construction, and airlines, which are poised for continued growth from an improved domestic pricing environment.

Portfolio Facts
as of June 30, 2006

Net Assets	$90,279,055	NAV	$10.82
NAV — High†	5/5/2006 — $11.43
NAV — Low†	6/13/2006 — $10.17
Number of Holdings: 106		† For the period ended June 30, 2006

Average Annual Total Returns[1]
as of June 30, 2006

From
Inception
1-Year	11/30/2001
——————————————————————————————————————
17.14%	2.03%

* The Russell 3000 Index is an unmanaged index comprised of the 3,000 largest companies based on market capitalization and is designed to represent the performance of about 98% of the U.S. equity market. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes.

** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Market volatility can significantly affect short-term performance, and more recent returns may be different from those shown. Call 800-THRIVENT or visit www.thrivent.com for performance results current to the most recent month-end.

1 Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. At various times, the Portfolio’s adviser reimbursed and/or paid non-advisory Portfolio expenses. Had the adviser not done so, the Portfolio’s total returns would have been lower. The returns shown do not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented.

Investing in a variable product involves risks, including the possible loss of principal. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.thrivent.com. Please read your prospectus carefully.

How did the Portfolio perform during the six-month period ended June 30, 2006?

Thrivent Large Cap Growth Portfolio declined 2.13% for the reporting period, trailing the median of its peer group of similarly managed portfolios, the Lipper Large Cap Growth Category, which fell 2.05% . The Russell 1000 Growth Index declined 0.93% for the same time frame.

What market conditions were present during the period?

During the semiannual reporting period, financial policy-makers around the world raised short-term interest rates in an effort to reign in inflation levels and expectations. Equity markets advanced strongly in the first four months, with unusually high returns in the more risky and economically sensitive sectors. During the last two months of the period, the markets corrected some of the speculative furor that had taken hold in these segments. In the end, stocks produced generally positive returns over the six-month period, with relatively strong results in small-cap and international companies.

Value stocks provided good returns led by energy, commodity and industrial companies. Energy prices were volatile but remained stubbornly high throughout the period, as supplies stayed tight and disturbing geopolitical issues continued to make headlines. Industrial and precious metals realized a speculative surge in prices in the first four months of the year, lifting materials and industrial stocks to new highs. Health care and technology companies, which are traditionally more growth-oriented segments of the market, did not perform well.

What factors affected the Portfolio’s performance?

The most significant detractor to performance was stock selection within the health care sector. The health care sector at large declined during this period, as investors focused on issues concerning changes in reimbursement rates and product recalls in the medical devices sub-sector. Our holdings in medical products companies like St. Jude Medical, and health care providers such as UnitedHealth Group and Wellpoint Inc., did not perform well in this environment. Generic drug manufacturers also were subjected to unexpected competitive crosswinds and our holdings in Teva Pharmaceuticals reduced our returns.

Broadly, the technology sector also fell in price for the period, and the Portfolio, having a moderate emphasis in this area, was negatively affected. Stock selection within this sector was mixed overall, with good stock selection in the software and services industries being offset by disappointing results from the communications equipment group. Our decision to own shares of Google, for example, helped boost performance, as this stock benefited from robust growth in Internet services and successful attempts to capture market share from its competitors.

Top 10 Holdings
(% of Portfolio)

Google, Inc.	2.9%
Procter & Gamble Company	1.9%
Cisco Systems, Inc.	1.8%
General Electric Company	1.6%
Yahoo!, Inc.	1.5%
QUALCOMM, Inc.	1.5%
Genentech, Inc.	1.5%
PepsiCo, Inc.	1.4%
Goldman Sachs Group, Inc.	1.3%
Amgen, Inc.	1.2%

These common stocks represent 16.6% of the total
investment portfolio.

Quoted Top Industries, Portfolio Composition and Top 10 Holdings are subject to change.

The lists of Top Industries and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

Driven by our belief that demand for both telecom services and energy stocks would remain robust, we made successful stock picks in both of these industry sectors, ultimately contributing to Portfolio returns. America Movil, a large, wireless services company serving the Latin American market, fared quite well, due to voracious demand in that region. Likewise in energy, holdings like Baker Hughes, an oil-services company, benefited from still-strong oil prices and thriving demand for oil exploration and drilling.

What is your outlook?

We have assumed a slightly defensive posture for the Portfolio by emphasizing consumer-staples stocks, such as Pepsico, which tend to enjoy consistent consumer demand regardless of economic activity. Similarly, we’ve reduced the number of economically sensitive names in the Portfolio and instead placed an even greater focus on stocks that have demonstrated consistent earnings growth. We continue to favor energy and financials stocks, as we believe energy prices will remain healthy along with vibrant global economic growth, while select areas of financials, like larger, diversified banks, should continue to post good earnings. Overall, while we are pleased to see conditions supportive of good investment performance in the large-cap growth segment, we plan to maintain our focus on quality and on sustainable earnings growth in our individual stock selection for the months ahead.

Portfolio Facts
as of June 30, 2006

Net Assets	$2,241,850,394 NAV	$15.26
NAV — High†	1/11/2006 — $16.38
NAV — Low†	6/13/2006 — $14.51
Number of Holdings: 211	† For the period ended June 30, 2006

Average Annual Total Returns[1]
as of June 30, 2006

1-Year	5-Year	10-Year
————————————————————————————————————————————————————————————————————————————————————
6.05%	–1.38%	7.82%

* The Russell 1000 Growth Index is an index comprised of those Russell 1000 companies with higher than average price-to-book ratios and higher forecasted growth values. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes.

** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Market volatility can significantly affect short-term performance, and more recent returns may be different from those shown. Call 800-THRIVENT or visit www.thrivent.com for performance results current to the most recent month-end.

1 Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. At various times, the Portfolio’s adviser reimbursed and/or paid non-advisory Portfolio expenses. Had the adviser not done so, the Portfolio’s total returns would have been lower. The returns shown do not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented.

Investing in a variable product involves risks, including the possible loss of principal. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.thrivent.com. Please read your prospectus carefully.

How did the Portfolio perform during the six-month period ended June 30, 2006?

Thrivent Large Cap Growth Portfolio II declined 2.14% for the reporting period, trailing the median of its peer group of similarly managed portfolios, the Lipper Large Cap Growth Category, which fell 2.05% . The Russell 1000 Growth Index declined 0.93% for the same time frame.

What market conditions were present during the period?

During the semiannual reporting period, financial policy-makers around the world raised short-term interest rates in an effort to reign in inflation levels and expectations. Equity markets advanced strongly in the first four months, with unusually high returns in the more risky and economically sensitive sectors. During the last two months of the period, the markets corrected some of the speculative furor that had taken hold in these segments. In the end, stocks produced generally positive returns over the six-month period, with relatively strong results in small-cap and international companies.

Value stocks provided good returns led by energy, commodity and industrial companies. Energy prices were volatile but remained stubbornly high throughout the period, as supplies stayed tight and disturbing geopolitical issues continued to make headlines. Industrial and precious metals realized a speculative surge in prices in the first four months of the year, lifting materials and industrial stocks to new highs. Health care and technology companies, which are  traditionally more growth-oriented segments of the market, did not perform well.

What factors affected the Portfolio’s performance?

The most significant detractor to performance was stock selection within the health care sector. The health care sector at large declined during this period, as investors focused on issues concerning changes in reimbursement rates and product recalls in the medical devices sub-sector. Our holdings in medical products companies like St. Jude Medical, and health care providers such as UnitedHealth Group and Wellpoint Inc., did not perform well in this environment. Generic drug manufacturers also were subjected to unexpected competitive crosswinds and our holdings in Teva Pharmaceuticals reduced our returns.

Broadly, the technology sector also fell in price for the period, and the Portfolio, having a moderate emphasis in this area, was negatively affected. Stock selection within this sector was mixed overall, with good stock selection in the software and services industries being offset by disappointing results from the communications equipment group. Our decision to own shares of Google, for example, helped boost performance, as this stock benefited from robust growth in Internet services and successful attempts to capture market share from its competitors.

Driven by our belief that demand for both telecom services and energy stocks would remain robust, we made successful stock picks in both of these industry sectors, ultimately

Top 10 Holdings
(% of Portfolio)

Google, Inc.	2.7%
Procter & Gamble Company	1.8%
Cisco Systems, Inc.	1.7%
General Electric Company	1.5%
Yahoo!, Inc.	1.4%
QUALCOMM, Inc.	1.4%
Genentech, Inc.	1.4%
PepsiCo, Inc.	1.3%
Goldman Sachs Group, Inc.	1.2%
Amgen, Inc.	1.2%

These common stocks represent 15.6% of the total
investment portfolio.

Quoted Top Industries, Portfolio Composition and Top 10 Holdings are subject to change.

The lists of Top Industries and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

contributing to Portfolio returns. America Movil, a large, wireless services company serving the Latin American market, fared quite well, due to voracious demand in that region. Likewise in energy, holdings like Baker Hughes, an oil-services company, benefited from still-strong oil prices and thriving demand for oil exploration and drilling.

What is your outlook?

We have assumed a slightly defensive posture for the Portfolio by emphasizing consumer-staples stocks, such as Pepsico, which tend to enjoy consistent consumer demand regardless of economic activity. Similarly, we’ve reduced the number of economically sensitive names in the Portfolio and instead placed an even greater focus on stocks that have demonstrated consistent earnings growth. We continue to favor energy and financials stocks, as we believe energy prices will remain healthy along with vibrant global economic growth, while select areas of financials, like larger, diversified banks, should continue to post good earnings. Overall, while we are pleased to see conditions supportive of good investment performance in the large-cap growth segment, we plan to maintain our focus on quality and on sustainable earnings growth in our individual stock selection for the months ahead.

Portfolio Facts
as of June 30, 2006

Net Assets	$36,832,542 NAV	$10.08
NAV — High†	1/11/2006 — $10.84
NAV — Low†	6/13/2006 — $9.59
Number of Holdings: 208	† For the period ended June 30, 2006

Average Annual Total Returns[1]
as of June 30, 2006

From
Inception
1-Year	11/30/2001
—————————————————————————————————————— ———————————
6.07%	0.55%

* The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

** The Russell 1000 Growth Index is an index comprised of those Russell 1000 companies with higher than average price-to-book ratios and higher forecasted growth values. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Market volatility can significantly affect short-term performance, and more recent returns may be different from those shown. Call 800-THRIVENT or visit www.thrivent.com for performance results current to the most recent month-end.

1 Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. At various times, the Portfolio’s adviser reimbursed and/or paid non-advisory Portfolio expenses. Had the adviser not done so, the Portfolio’s total returns would have been lower. The returns shown do not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented.

Investing in a variable product involves risks, including the possible loss of principal. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.thrivent.com. Please read your prospectus carefully.

Large-cap stocks are subject to the basic market risk that a particular security, or securities in general, may decrease in value over short or even extended time periods. These and other risks are described in the Portfolio’s prospectus.

How did the Portfolio perform during the six-month period ended June 30, 2006?

Thrivent Partner Growth Stock Portfolio returned 0.71% during the reporting period, outpacing both its peer group and broad market benchmark. The median return of its peer group, as measured by the Lipper Large Cap Growth Category, fell 2.05% . The S&P 500/Citigroup Growth Index dropped 0.93% over the same six-month time frame.

What market conditions were present during the period?

During the semiannual reporting period, financial policy-makers around the world raised short-term interest rates in an effort to reign in inflation levels and expectations. Equity markets advanced strongly in the first four months, with unusually high returns in the more volatile and economically sensitive sectors. During the last two months, the markets corrected some of the speculative furor that had taken hold in these segments. In the end, stocks produced generally positive returns over the six-month period, with relatively strong results in small-cap and international companies.

Value stocks provided good returns led by energy, commodity and industrial companies. Energy prices were volatile but remained stubbornly high throughout the period, as supplies stayed tight and disturbing geopolitical issues continued to make headlines. Industrial and precious metals realized a speculative surge in prices in the first four months of the year, lifting materials and industrial stocks to new highs. Health care and technology companies, which are traditionally more growth-oriented segments of the market, did not perform well.

What factors affected the Portfolio’s performance?

Strong stock selection in several sectors, including energy, information technology, telecommunications and retail were key factors in achieving our results. Energy stocks provided a meaningful positive contribution to the Portfolio, with oil service firms Schlumberger, Ltd. and Baker Hughes showing particularly strong returns. Several holdings in the information technology segment lifted overall results. For example, the Portfolio’s positions in two software and business solutions providers, Amdocs, Ltd. and Intuit, provided significant positive contributions, although the group provided negative returns overall. In telecommunications, our position in Nokia Corporation aided returns. We also bene-fited from owning the materials company BHP Billiton, Ltd. in the Portfolio. Finally, the retail company, Kohl’s Corp., provided a meaningful addition to our return, again from an industry group that generally showed disappointing results for the period.

A lack of emphasis in the industrial and consumer staples segments, both areas of good returns, and disappointing stock selection in the industrial and health care sectors hampered the Portfolio’s results. Within the industrial segment, our position in General Dynamics advanced strongly, but we did not own a number of other aerospace and defense companies that also performed well. In the consumer staples sector, the group performed better than average; however, our holdings performed only in line and we were under-represented versus

Top 10 Holdings
(% of Portfolio)

General Electric Company	3.6%
UnitedHealth Group, Inc.	2.1%
UBS AG	2.1%
Wal-Mart Stores, Inc.	2.0%
Microsoft Corporation	2.0%
Schlumberger, Ltd.	1.8%
Caremark Rx, Inc.	1.8%
Citigroup, Inc.	1.7%
Danaher Corporation	1.7%
Kohl's Corporation	1.7%

These common stocks represent 20.5% of the total
investment portfolio.

Quoted Top Industries, Portfolio Composition and Top 10 Holdings are subject to change.

The lists of Top Industries and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

our competition. In health care, disappointing returns in St. Jude Medical and Medtronic also limited the Portfolio’s returns.

What is your outlook?

Our outlook calls for investors to favor core growth companies with good operating results in the second half of 2006, shifting focus from short-term performance to consistent earnings delivery. We believe the economy will slow by the end of the year, while inflation should ebb as the Federal Reserve’s interest rate hikes gain traction. Despite quarterly downturns, we continue to favor the information technology sector, which should benefit from accelerated business spending in 2006. We have added to the Portfolio’s weighting in technology. Within the financial sector, capital markets firms are still promising because of their ability to generate strong, free cash flow and earnings growth in this global environment. We also believe that energy equipment and services companies, not primary energy producers, remain attractive investments.

Portfolio Facts
as of June 30, 2006

Net Assets	$110,523,535	NAV	$11.64
NAV — High†	1/11/2006 — $12.32
NAV — Low†	6/13/2006 — $11.13
Number of Holdings: 116		† For the period ended June 30, 2006

Average Annual Total Returns[1]
as of June 30, 2006

From
Inception
1-Year	11/30/2001
——————————————————————————————————————
8.43%	4.14%

* The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

** The S&P 500/Citigroup Growth Index is an unmanaged capitalization-weighted index comprised of securities with higher price-to-book ratios in the S&P 500 Index. The S&P 500/Citigroup Growth Index is designed so that approximately one-half of the S&P 500 Index market capitalization is characterized as “value” and the other half as “growth.” It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Market volatility can significantly affect short-term performance, and more recent returns may be different from those shown. Call 800-THRIVENT or visit www.thrivent.com for performance results current to the most recent month-end.

1 Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. At various times, the Portfolio’s adviser reimbursed and/or paid non-advisory Portfolio expenses. Had the adviser not done so, the Portfolio’s total returns would have been lower. The returns shown do not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented.

Investing in a variable product involves risks, including the possible loss of principal. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.thrivent.com. Please read your prospectus carefully.

How did the Portfolio perform during the six-month period ended June 30, 2006?

Thrivent Large Cap Value Portfolio achieved a net return of 6.43% for the period, outperforming its peer group of similarly managed funds, the Lipper Large Cap Value Category, which returned 4.56% . The Russell 1000 Value Index returned 6.56% for the same time period.

What market conditions were present during the period?

During the semiannual reporting period, financial policy-makers around the world raised short-term interest rates in an effort to reign in inflation levels and expectations. Equity markets advanced strongly in the first four months, with unusually high returns in the more volatile and economically sensitive sectors. During the last two months of the period, the markets corrected some of the speculative furor that had taken hold in these segments. In the end, stocks produced generally positive returns over the six-month period, with relatively strong results in small-cap and international companies.

Value stocks provided good returns led by energy, commodity and industrial companies. Energy prices were volatile but remained stubbornly high throughout the period, as supplies stayed tight and disturbing geopolitical issues continued to make headlines. Industrial and precious metals realized a speculative surge in prices in the first four months of the year, lifting materials and industrial stocks to new highs. Health care and technology companies, which are traditionally more growth-oriented segments of the market, did not perform well.

What factors impacted the Portfolio’s performance?

Our industrial holdings, led by Flowserve, Parker Haniffin and Caterpillar, performed particularly well. A number of consumer stocks, most notably J.C. Penney Company in retailing and Estee Lauder in the personal products industry also generated strong returns during the period. Archer-Daniels-Midland, in the agricultural products segment, performed particularly well in the period, as investors focused on its endeavors in the corn processing and ethanol production industries, beneficiaries of the recent spike in oil prices.

While the energy and materials sectors were among the leaders in the market over the six-month period, it actually detracted from the Portfolio’s relative performance. We generally avoided both sectors, as they did not appear to offer particularly attractive values based on our stock selection criteria. However, as commodity prices continued to move higher through the first half of 2006, stocks in both the energy and materials sectors climbed as well.

What is your outlook?

In recent years, the Portfolio has been dealing with a double-edged sword. Value stocks have performed better than growth stocks for the most part, a benefit to the Portfolio. On

Top 10 Holdings
(% of Portfolio)

J.P. Morgan Chase & Company	2.5%
Citigroup, Inc.	2.3%
Exxon Mobil Corporation	2.1%
Bank of America Corporation	1.9%
Altria Group, Inc.	1.8%
Chevron Corporation	1.7%
International Business
Machines Corporation	1.7%
Merrill Lynch & Company, Inc.	1.6%
Verizon Communications, Inc.	1.5%
Pfizer, Inc.	1.5%

These common stocks represent 18.6% of the total
investment portfolio.

Quoted Top Industries, Portfolio Composition and Top 10 Holdings are subject to change.

The lists of Top Industries and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

the downside, large-cap stocks have trailed the performance of smaller-company issues during much of the same period. There are some indications both situations could be due for a reversal. In either instance, we anticipate that there will be positive investment opportunities for the Portfolio.

From an industry perspective, we’re most optimistic about prospects for industrial and technology stocks, two attractively priced sectors. Both areas seem positioned to benefit from economic trends, particularly the ongoing emphasis on capital spending in the private sector. The environment for stocks appears to be generally favorable, though the market’s short-term direction is likely to be fueled by how much further the Federal Reserve (Fed) feels compelled to raise interest rates. If the Fed is close to ending its rate hike policy, stocks should benefit. In the meantime, we will take advantage of any weakness in the market to capitalize on value buying opportunities.

Portfolio Facts
as of June 30, 2006

Net Assets	$629,431,743 NAV	$12.10
NAV — High†	5/9/2006 — $12.61
NAV — Low†	6/13/2006 — $11.59
Number of Holdings: 137	† For the period ended June 30, 2006

Average Annual Total Returns[1]
as of June 30, 2006

From
Inception
1-Year	11/30/2001
——————————————————————————————————————
13.06%	5.76%

* The Russell 1000 Value Index is an index comprised of companies with lower price-to-book ratios and lower forecasted growth rates within the Russell 1000 Index. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes.

** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Market volatility can significantly affect short-term performance, and more recent returns may be different from those shown. Call 800-THRIVENT or visit www.thrivent.com for performance results current to the most recent month-end.

1 Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. At various times, the Portfolio’s adviser reimbursed and/or paid non-advisory Portfolio expenses. Had the adviser not done so, the Portfolio’s total returns would have been lower. The returns shown do not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented.

Investing in a variable product involves risks, including the possible loss of principal. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.thrivent.com. Please read your prospectus carefully.

How did the Portfolio perform during the six-month period ended June 30, 2006?

Thrivent Large Cap Stock Portfolio returned 0.95% for the reporting period. The median portfolio of its peer group, the Lipper Large Cap Core Category, posted a return of 1.64% . The S&P 500 Index returned 2.71% for the same time frame.

What market conditions were present during the period?

During the semiannual reporting period, financial policy-makers around the world raised short-term interest rates in an effort to reign in inflation levels and expectations. Equity markets advanced strongly in the first four months, with unusually high returns in the more risky and economically sensitive sectors. During the last two months of the period, the markets corrected some of the speculative furor that had taken hold in these segments. In the end, stocks produced generally positive returns over the six-month period, with relatively strong results in small-cap and international companies.

Value stocks provided good returns led by energy, commodity and industrial companies. Energy prices were volatile but remained stubbornly high throughout the period, as supplies stayed tight and disturbing geopolitical issues continued to make headlines. Industrial and precious metals realized a speculative surge in prices in the first four months of the year, lifting materials and industrial stocks to new highs. Health care and technology companies, which are traditionally more growth-oriented segments of the market, did not perform well.

What factors affected the Portfolio’s performance?

Stock selection among health care stocks was the biggest detractor to the Portfolio’s performance for the period. Specifically, managed care companies declined as the market interpreted many of these companies’ earnings reports as indicative of more competitive pricing, causing many of those stocks to falter, including holdings Aetna and United Healthcare. Medical equipment companies, particularly those that produce heart devices, also came under selling pressure as investors evaluated the implications of reimbursement rate changes and product recalls. As a result, stocks like St. Jude Medical and Medtronic declined over the period. Stock selection in pharmaceuticals, as well as an overweighting in biotechnology stocks, two groups that experienced disappointing performance, also detracted from results. In the consumer discretionary sector, our emphasis on homebuilding-related stocks also hurt us. Names like Home Depot and Pulte Homes disappointed this period as homebuilding indicators slowed more than expected.

On the positive side, we enjoyed favorable performance from our stocks in the industrials, financials and technology

Top 10 Holdings
(% of Portfolio)

Exxon Mobil Corporation	3.0%
General Electric Company	2.4%
Citigroup, Inc.	2.0%
Bank of America Corporation	1.9%
Microsoft Corporation	1.4%
Johnson & Johnson	1.3%
Procter & Gamble Company	1.3%
Pfizer, Inc.	1.3%
Chevron Corporation	1.2%
Altria Group, Inc.	1.2%

These common stocks represent 17.0% of the total
investment portfolio.

Quoted Top Industries, Portfolio Composition and Top 10 Holdings are subject to change.

The lists of Top Industries and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

sectors of the market. Our decision to own more aerospace and defense names, like Northrup Grumman, United Technologies and General Dynamics, added to returns. Our expectations regarding a continuation of favorable earnings from many companies in this sector played out, and these holdings performed well for us. Likewise, stock selection in the railroad industry helped, with holdings like Norfolk Southern posting good returns for the Portfolio.

What is your outlook?

We have structured the Portfolio in a mildly conservative manner in anticipation of a marginal slowdown in both economic growth and consumer spending by minimizing our exposure to companies in the consumer discretionary area, for example, as well as those in more interest-rate sensitive areas, like regional banks. Instead, we’ve shifted our focus to those companies in sectors that traditionally have been able to show growth in times of economic and market uncertainty, such as consumer staples and health care. Although health care stocks were severely challenged this period, we believe fundamentals remain healthy, with many of these companies demonstrating good earnings momentum. As such, we intend to selectively add to our health care exposures as opportunities are available.

Portfolio Facts
as of June 30, 2006

Net Assets	$697,844,078 NAV	$9.51
NAV — High†	5/5/2006 — $9.96
NAV — Low†	6/13/2006 — $9.19
Number of Holdings: 212	† For the period ended June 30, 2006

	Average Annual Total Returns[1]
	as of June 30, 2006

		From
		Inception
1-Year	5-Year	3/1/2001
—————————————————————————————————————————————————
7.05%	0.68%	0.01%

* The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

** The S&P 500 Index is an unmanaged index that represents the average performance of a group of 500 large-capitalization stocks. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Market volatility can significantly affect short-term performance, and more recent returns may be different from those shown. Call 800-THRIVENT or visit www.thrivent.com for performance results current to the most recent month-end.

1 Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. At various times, the Portfolio’s adviser reimbursed and/or paid non-advisory Portfolio expenses. Had the adviser not done so, the Portfolio’s total returns would have been lower. The returns shown do not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented.

Investing in a variable product involves risks, including the possible loss of principal. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.thrivent.com. Please read your prospectus carefully.

How did the Portfolio perform during the six-month period ended June 30, 2006?

Thrivent Large Cap Index Portfolio gained 2.52%, while the index it seeks to replicate, the Standard & Poor’s 500, rose 2.71% . By comparison, the Portfolio’s peer group, as represented by the S&P 500 Index Objective category, returned 2.55% for the same period.

What market conditions were present during the period?

During the semiannual reporting period, financial policy-makers around the world raised short-term interest rates in an effort to reign in inflation levels and expectations. Equity markets advanced strongly in the first four months, with unusually high returns in the more volatile and economically sensitive sectors. During the last two months of the period, the markets corrected some of the speculative furor that had taken hold in these segments. In the end, stocks produced generally positive returns over the six-month period, with relatively strong results in small-cap and international companies.

Value stocks provided good returns led by energy, commodity and industrial companies. Energy prices were volatile but remained stubbornly high throughout the period, as supplies stayed tight and disturbing geopolitical issues continued to make headlines. Industrial and precious metals realized a speculative surge in prices in the first four months of the year, lifting materials and industrial stocks to new highs. Health care and technology companies, which are traditionally more growth-oriented segments of the market, did not perform well.

What factors affected the Portfolio’s performance?

The Portfolio is managed to virtually replicate the performance of the S&P 500 Index. We seek to maintain a fully invested position with limited transactions to minimize costs. As typically occurs with an index fund, the difference in performance between the benchmark index and the Portfolio itself can be largely attributed to expenses and minor differences in Portfolio composition.

Telecommunications and energy sectors were the best performing groups in the market over the six-month period. Energy stocks clearly benefited from the continued rise in oil and gas prices. Energy equipment and services stocks represented the strongest industry within the sector. Industrial stocks also performed well, due to increased spending on capital investments by businesses. The biggest sector represented in the index, financial stocks, managed to generate a gain that was slightly above the index average. On the other side of the coin, information technology and health care, two other prominent sectors in the index, delivered negative

Top 10 Holdings
(% of Portfolio)

Exxon Mobil Corporation	3.1%
General Electric Company	2.8%
Citigroup, Inc.	2.0%
Bank of America Corporation	1.8%
Microsoft Corporation	1.7%
Procter & Gamble Company	1.5%
Johnson & Johnson	1.5%
Pfizer, Inc.	1.4%
American International Group, Inc.	1.3%
Altria Group, Inc.	1.3%

These common stocks represent 18.4% of the total
investment portfolio.

Quoted Top Industries, Portfolio Composition and Top 10 Holdings are subject to change.

The lists of Top Industries and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

returns for the six-month period. Consumer discretionary stocks suffered, as consumer spending moderated during the first half of 2006.

What is your outlook?

Toward the end of the six-month period, large company stocks showed signs of overcoming an extended period of being a lagging performer, compared to smaller company stocks. If past economic cycles are any indication, the market may begin to favor large-cap issues in the months ahead. Typically, investors look for blue-chip stocks as economic growth moves past its peak in a given cycle, a factor that could help the Portfolio.

In an environment where investors are faced with greater uncertainty about the direction of interest rates and the strength of the domestic economy, large stocks may offer a source of relative stability in the equity markets. While we can anticipate ongoing volatility from stocks as a whole, those represented in this index continue to offer a generally positive outlook.

Portfolio Facts
as of June 30, 2006

Net Assets	$716,022,763 NAV	$22.51
NAV — High†	5/5/2006 — $23.43
NAV — Low†	6/13/2006 — $21.67
Number of Holdings: 504	† For the period ended June 30, 2006

Average Annual Total Returns[1]
as of June 30, 2006

1-Year	5-Year	10-Year
———————————————————————————————————————––––––––––––——————
8.30%	2.23%	8.00%

* The S&P 500 Index is an index that represents the average performance of a group of 500 large-capitalization stocks. “S&P 500®” is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Thrivent Financial for Lutherans. The product is not sponsored, endorsed or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the product. It is not possible to invest directly in the Index. Index funds are subject to the same market risks associated with the stocks in their respective indexes. The performance of these Indexes does not reflect deductions for fees, expenses or taxes.

** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Market volatility can significantly affect short-term performance, and more recent returns may be different from those shown. Call 800-THRIVENT or visit www.thrivent.com for performance results current to the most recent month-end.

1 Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. At various times, the Portfolio’s adviser reimbursed and/or paid non-advisory Portfolio expenses. Had the adviser not done so, the Portfolio’s total returns would have been lower. The returns shown do not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented.

Investing in a variable product involves risks, including the possible loss of principal. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.thrivent.com. Please read your prospectus carefully.

How did the Portfolio perform during the six-month period ended June 30, 2006?

Thrivent Real Estate Securities Portfolio delivered a net return of 13.53% . The median return of its peer group, the Lipper Real Estate Category, returned 13.82% . The NAREIT Equity REIT Index posted a 12.92% return for the same time period.

What market conditions were present during the period?

During the semiannual reporting period, financial policy-makers around the world raised short-term interest rates in an effort to reign in inflation levels and expectations. Equity markets advanced strongly in the first four months, with unusually high returns in the more risky and economically sensitive sectors. During the last two months of the period, the markets corrected some of the speculative furor that had taken hold in these segments. In the end, stocks produced generally positive returns over the six-month period, with relatively strong results in small-cap and international companies. The REIT segment performed well in the period, as long term interest rates remained relatively stable, rents appear to be improving and merger activity within the group has increased.

What factors affected the Portfolio’s performance?

Based on our anticipation of favorable trends in occupancy and rental rates, the Portfolio’s largest allocations during the period were to multifamily apartments and office properties, the two best-performing sectors of the equity REIT market. In addition, we specifically targeted office REITs operating in high barrier-to-entry markets, specifically New York City, Washington D.C, and southern California, where vacancy rates are low and demand is exceptionally strong. This strategy significantly added to performance; the apartment REIT stocks in our Portfolio returned roughly 21.5%, while our office-related stocks generated an approximate 21% return over the period. Two stocks that contributed meaningfully to Portfolio performance during the period were AvalonBay Communities, a luxury apartment development and management company, which produced a 25% return, and SL Green, a New York City-focused office REIT, which posted a 45% return.

Despite the Portfolio’s competitive return this period, shopping mall REIT exposure detracted from performance of the Portfolio and the benchmark with a return of just 4% over the last six months. The weakening housing market, along with rising energy costs, caused investors to shift exposure away from shopping malls in anticipation of a slowdown in consumer spending. However, we expect strong earnings growth in the mall sector to continue as a result of high occupancy rates and rising rental rates, due to strong tenant demand.

Top 10 Holdings
(% of Portfolio)

Simon Property Group, Inc.	5.6%
ProLogis Trust	4.2%
Vornado Realty Trust	3.6%
Equity Residential REIT	3.3%
Boston Properties, Inc.	3.3%
Avalonbay Communities, Inc.	3.1%
Archstone-Smith Trust	2.9%
General Growth Properties, Inc.	2.9%
Host Marriott Corporation	2.9%
Starwood Hotels & Resorts Worldwide, Inc.	2.7%

These common stocks represent 34.5% of the total
investment portfolio.

Quoted Top Industries, Portfolio Composition and Top 10 Holdings are subject to change.

The lists of Top Industries and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

What is your outlook?

We anticipate continued improvement in the occupancy levels and rental rates for most property types, including office, industrial, retail, apartment and lodging properties. However, we expect the apartment and lodging sectors to provide the most significant 2006 earnings growth as a result of their short-term lease durations. With apartment lease terms typically one-year or less, landlords are able to raise rents monthly for any leases that either expire or are renewed. Likewise, lodging owners are able to adjust their room rates daily based on supply/demand factors. We expect the apartment market to remain strong this year, which we believe will translate into strong earnings growth. The lodging sector has also enjoyed steady improvement in occupancy and room rates over the last few years, with modest new supply expected. Urban and resort hotels have been particularly strong as a result of increasing business travel, and we believe these trends will continue, unless the U.S. economy begins to weaken significantly.

Portfolio Facts
as of June 30, 2006

Net Assets	$303,262,571	NAV	$19.40
NAV — High†	2/22/2006 — $19.91
NAV — Low†	5/23/2006 — $18.03
Number of Holdings: 76		† For the period ended June 30, 2006

Total	Returns[1]
as of June 30, 2006

From
Inception
1-Year	4/30/2003
——————————————————————————————————————
21.26%	29.33%

* The NAREIT Equity REIT Index is an unmanaged capitalization-weighted index of all equity real estate investment trusts. It is not possible to invest directly in this Index. The performance of this Index does not reflect deductions for fees, expanses or taxes. The composition of the NAREIT Equity REIT Index serves as a better reflection of the Portfolio’s current strategy than does the NAREIT Real Estate 50 Index.

** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Market volatility can significantly affect short-term performance, and more recent returns may be different from those shown. Call 800-THRIVENT or visit www.thrivent.com for performance results current to the most recent month-end.

1 Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. At various times, the Portfolio’s adviser reimbursed and/or paid non-advisory Portfolio expenses. Had the adviser not done so, the Portfolio’s total returns would have been lower. The returns shown do not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented.

Investing in a variable product involves risks, including the possible loss of principal. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.thrivent.com. Please read your prospectus carefully.

How did the Portfolio perform during the six-month period ended June 30, 2006?

Thrivent Balanced Portfolio delivered a net return of 1.44% during the reporting period. The S&P 500 Index returned 2.71% and the Lehman Brothers Aggregate Bond Index fell 0.72% for the same time frame.

What market conditions were present during the period?

During the semiannual reporting period, financial policy-makers around the world raised short-term interest rates in an effort to reign in inflation levels and expectations. Bonds produced lackluster returns during the period, due to rising rates. High-yield bonds performed better overall than the higher-quality areas of the bond market, which turned in only modestly positive results. At the end of the period credit premiums began to widen in the bond market as investors appetite for risk diminished.

Equity markets advanced strongly in the first four months, with unusually high returns in the more volatile and economically sensitive sectors. During the last two months of the period, the markets corrected some of the speculative furor that had taken hold in these segments. In the end, stocks produced generally positive returns over the six-month period, with relatively strong results in small-cap and international companies. Value stocks provided good returns led by energy, commodity and industrial companies. Health care and technology companies, which are traditionally more growth-oriented segments of the market, did not perform well.

What factors affected the Portfolio’s performance?

As the equity segment of the Portfolio is managed to replicate the performance of the S&P 500 Index, variables that affect Portfolio returns include the performance of large-capitalization stocks, versus other equity asset classes, as well as the Portfolio’s allocation to equities versus bonds. Small- and mid-cap stocks provided higher levels of returns than large-cap stocks for the period. The Portfolio had allocated an average of 64% of portfolio assets to equities, consistent with our view of a moderate allocation as appropriate given the current stage of the economic and stock market cycle.

On the fixed-income side, a rising interest-rate environment dampened returns for most sectors of the U.S. bond markets. Additionally, our decision to place a marginal emphasis on short- to intermediate-term bonds hurt us slightly, since these securities did not enjoy the rally we hoped for in a slowing economy.

However, our decision to keep the bond component’s interest-rate sensitivity, or duration, lower than that of the benchmark and the peer group median, added to performance, given the considerable rate volatility that underscored the period. A tactical allocation to high-yield bonds during the first quarter 2006 also added to returns, as did our emphasis on high-quality, commercialized mortgage-backed securities (CMBS), which not only outperformed comparable Treasuries but offered an attractive yield component, as well.

Top 10 Holdings
(% of Portfolio)

Federal National Mortgage Association
Conventional 30-Yr. Pass Through	4.7%
U.S. Treasury Bonds	3.0%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through	2.8%
U.S. Treasury Notes	2.0%
Federal Home Loan Mortgage
Corporation Gold 30-Yr. Pass Through	1.9%
General Electric Company	1.7%
Exxon Mobil Corporation	1.7%
Federal National Mortgage Association	1.6%
Federal Home Loan Bank	1.3%
Citigroup, Inc.	1.2%

These common stocks and long-term fixed income
securities represent 21.9% of the total investment portfolio.

Quoted Top Industries, Portfolio Composition and Top 10 Holdings are subject to change.

The lists of Top Industries and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

What is your outlook?

The economy appears to be entering a period of slowing growth in response to a concerted effort on the part of pol-icymakers to reduce inflation risk. This creates an environment of modestly higher risk for equity assets, as policy actions can have unintended consequences for profits and growth — an environment that typically favors large-capitalization stocks, relative to many alternatives. We expect to successfully navigate the anticipated slowdown and thus provide a backdrop of improved equity returns, as the stock market cycle continues to progress.

In the bond arena, we intend to continue to seek favorable yield, which we believe will play a greater role in overall fixed-income portfolio total return in the months ahead. We continue to favor the structure and fundamentals of commercialized mortgage-backed securities (CMBS) and intend to maintain our focus on this sector accordingly.

Portfolio Facts
as of June 30, 2006

Net Assets	$585,714,007 NAV	$15.27
NAV — High	2/27/2006 — $15.88
NAV — Low	6/13/2006 — $14.94
Number of Holdings: 860	† For the period ended June 30, 2006

Average Annual Total Returns[1]
as of June 30, 2006

1-Year	5-Year	10-Year
———————————————————————————————————————————––––––––––––––––––––––––
5.05%	3.63%	7.32%

* The S&P 500 Index is an unmanaged index that represents the average performance of a group of 500 large-capitalization stocks. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes.

** The Lehman Brothers Aggregate Bond Index is an unmanaged index that measures the performance of U.S. investment grade bonds. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes.

*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Market volatility can significantly affect short-term performance, and more recent returns may be different from those shown. Call 800-THRIVENT or visit www.thrivent.com for performance results current to the most recent month-end.

1 Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. At various times, the Portfolio’s adviser reimbursed and/or paid non-advisory Portfolio expenses. Had the adviser not done so, the Portfolio’s total returns would have been lower. The returns shown do not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented.

Investing in a variable product involves risks, including the possible loss of principal. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.thrivent.com. Please read your prospectus carefully.

How did the Portfolio perform during the six-month period ended June 30, 2006?

Thrivent High Yield Portfolio delivered a net return of 2.07%, while its peer group, the Lipper High Current Yield Category, posted a return of 2.32% . The Portfolio’s benchmark, the Lehman Brothers High Yield Bond Index, returned 3.14% .

What market conditions were present during the period?

Investors began the period hoping the Federal Reserve (Fed) was close to the end of its rate tightening campaign. However, the market began to anticipate even more rate increases after the Fed indicated it would stay vigilant in monitoring the threat of inflation. At the same time, finan-cial policymakers from other nations around the world raised short-term interest rates in an effort to reign in their inflation levels and expectations.

Bonds produced lackluster returns during the period due to rising interest rates. The yield curve remained relatively flat with not a great deal of difference between rates for shorter-and longer-term securities. High-yield bonds performed better overall than the higher-quality areas of the bond market, which turned in only modestly positive results. Returns for mortgage-backed securities were slightly negative. At the end of the period, spreads began to widen in the bond market, meaning that investors were getting paid more to take on credit risk than they did before.

What factors affected the Portfolio’s performance?

The main detractor to the Portfolio’s performance was that we held minimal exposure to the riskiest types of high-yield bonds, such as CCC-rated and distressed credits, since the very lowest quality high-yield bonds outperformed their higher-quality counterparts during this period. While higher-quality, high-yield (BB- and B-rated) corporate bonds posted moderately positive performance for the reporting period, CCC-rated and distressed credits, posted roughly 6% and 20% returns, respectively, as represented in the index. This disparity in performance, coupled with our somewhat defensive positioning, was the primary detractor to the Portfolio’s returns, relative to its peer group.

The Portfolio’s underperformance relative to its benchmark index was mainly due to a disparity in exposure to the auto sector. This sector enjoyed strong performance, and with GM and Ford Motor Company now making up a large percentage of the index (approximately 14%), they significantly boosted the return of the index. Like most of our peers, to remain sufficiently diversified and stay within the confines of prospectus limitations, we typically don’t hold more than 2% to 3% in a single name. Therefore, with the auto sector up almost 9% during the period, the unconstrained index was able to generate higher returns than the portfolio, due to its much higher weighting in the sector.

Top 10 Holdings by Issuer
(% of Portfolio)

General Motors Acceptance Corporation	1.9%
Williams Companies, Inc.	1.2%
Qwest Corporation	1.1%
Intelsat Bermuda, Ltd.	1.0%
Total Capital SA	1.0%
MGM MIRAGE	1.0%
NRG Energy, Inc.	1.0%
R.H. Donnelley Corporation	0.9%
CCH I, LLC	0.9%
Qwest Communications International, Inc.	0.9%

These long-term fixed income securities represent 9.5% of
the total investment portfolio.

Quoted Top Industries, Moody’s Bond Quality Ratings Distributions and Top 10 Holdings by Issuer are subject to change. The lists of Top Industries and Top 10 Holdings by Issuer exclude short-term investments and collateral held for securities loaned. Moody’s Bond Quality Ratings only reflect long-term fixed income securities.

Despite the challenges we faced this review period, our decision to emphasize floating-rate securities during a period of continued interest-rate increases added to our performance, particularly relative to our peer group. In general, “floaters” tend to fare well in a rising interest-rate environment, in that their coupon “resets” to the current rate, based on a pre-designated difference, or spread, over comparable-maturity Treasuries. Additionally, our decision to underweight lodging, health care- and utilities-related bonds added to performance, since these bonds generally underperformed the market-at-large, due to various company- and sector-related difficulties.

What is your outlook?

We believe while fundamentals remain stable in the high-yield arena, they may be nearing a peak, leaving limited potential for additional price improvement. In addition, with default rates at historic lows for some time now, a slowing economy could prod a slight uptick in defaults in 2007. That said, economic growth remains strong and inflation contained, so we don’t expect significant or widespread difficulties in the high-yield market. We believe our modestly more defensive bias and emphasis on higher-quality, high-yield bonds positions the Portfolio well for the mild slowdown in economic activity we anticipate.

Portfolio Facts
as of June 30, 2006

Net Assets	$831,730,854 NAV	$4.92
NAV — High†	1/9/2006 — $5.04
NAV — Low†	6/26/2006 — $4.89
Number of Holdings: 271	† For the period ended June 30, 2006

Average Annual Total Returns[1]
as of June 30, 2006

1-Year	5-Year	10-Year
———————————————————————————————————————————––––––––––––––––––––––––
4.59%	6.38%	3.29%

* The Lehman Brothers U.S. Corporate High Yield Bond Index is an index which measures the performance of fixed-rate non-investment grade bonds. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes.

** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Market volatility can significantly affect short-term performance, and more recent returns may be different from those shown. Call 800-THRIVENT or visit www.thrivent.com for performance results current to the most recent month-end.

1 Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. At various times, the Portfolio’s adviser reimbursed and/or paid non-advisory Portfolio expenses. Had the adviser not done so, the Portfolio’s total returns would have been lower. The returns shown do not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented.

Investing in a variable product involves risks, including the possible loss of principal. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.thrivent.com. Please read your prospectus carefully.

Thrivent Series Fund — Diversified Income Plus Portfolio (formerly known as High Yield Portfolio II) seeks to maximize income, while maintaining prospects for capital appreciation by investing primarily in a diversified portfolio of income-producing securities. All historical performance information on these pages pertains to the predecessor Thrivent High Yield Portfolio II.

Prior to July 3, 2006, the Portfolio was named Thrivent High Yield Portfolio II and invested primarily (i.e., at least 80% of its net assets) in high-risk, high-yield bonds commonly referred to as “junk bonds.” On July 3, 2006, the Portfolio adopted its current name and its current strategy, which includes the ability to invest in a more diversified portfolio of income-producing securities, such as dividend-producing equities, REIT stocks and other income-producing securities.

How did the Portfolio perform during the six-month period ended June 30, 2006?

Thrivent High Yield Portfolio II delivered a net return of 2.29% during the reporting period, slightly trailing the median of its peer group, the Lipper High Current Yield Category, which posted a return of 2.32%, and lagging its benchmark, the Lehman Brothers High Yield Bond Index, which returned 3.14% for the same time frame.

What market conditions were present during the period?

Investors began the period hoping the Federal Reserve (Fed) was close to the end of its rate tightening campaign. However, the market began to anticipate even more rate increases after the Fed indicated it would stay vigilant in monitoring the threat of inflation. At the same time, finan-cial policymakers from other nations around the world raised short-term interest rates in an effort to reign in their inflation levels and expectations.

Bonds produced lackluster returns during the period due to rising interest rates. The yield curve remained relatively flat with not a great deal of difference between rates for shorter- and longer-term securities. High-yield bonds performed better overall than the higher-quality areas of the bond market, which turned in only modestly positive results. Returns for mortgage-backed securities were slightly negative. At the end of the period, spreads began to widen in the bond market, meaning that investors were getting paid more to take on credit risk than they did before.

What factors affected the Portfolio’s performance?

We attribute the Portfolio’s underperformance compared to the benchmark to the fact that we held minimal exposure to the riskiest types of high-yield bonds, such as CCC-rated and distressed credits, since the very lowest quality high-yield bonds outperformed their higher-quality counterparts this period. While higher-quality bonds (BB- and B-rated) corporate bonds posted moderately positive performance for the period, the lowest tiers — CCC-rated and distressed credits —posted over 6% and nearly 20% returns, respectively, as represented in the index. This disparity in performance, coupled with the Portfolio’s somewhat defensive positioning, was the primary detractor to our relative returns this period.

Top 10 Holdings by Issuer
(% of Portfolio)

Dow Jones CDX	22.3%
Federal National Mortgage Association	4.8%
Jupiter Securitization Company, LLC	3.9%
Corporate Asset Finance Company, LLC	3.3%
Grampian Funding, LLC	3.3%
General Motors Acceptance Corporation	2.0%
Qwest Corporation	1.3%
Sovereign Real Estate
Investment Corporation	0.9%
Case New Holland, Inc.	0.9%
Hertz Corporation	0.8%

These long-term fixed income securities represent 35.1% of
the total investment portfolio.

Quoted Top Industries, Moody’s Bond Quality Ratings Distributions and Top 10 Holdings by Issuer are subject to change. The lists of Top Industries and Top 10 Holdings by Issuer exclude short-term investments and collateral held for securities loaned. Moody’s Bond Quality Ratings only reflect long-term fixed income securities.

We also lost ground versus the index due to its greater exposure to the best-performing high-yield sector this period, auto-related bonds, specifically GM and Ford Motor Co. Like most of our peers, we typically don’t hold more than 2% to 3% in a single name. Both GM and Ford each represent over 5% of the Lehman Index, and posted total returns of over 9% for the period.

On the positive side, our decision to emphasize floating-rate securities during a period of continued interest-rate increases added to our performance, particularly versus our peer group. In general, “floaters” tend to fare well in a rising interest-rate environment, in that their coupon “resets” to the current rate, based on a pre-designated difference, or spread, over comparable-maturity Treasuries.

What is your outlook?

We are pleased to embark on the new mandate for the Portfolio, which seeks to maximize income while maintaining prospects for capital appreciation. We are confident that each of the Portfolio’s new components-which will be actively monitored and periodically adjusted as needed-will serve the well-diversified investor’s long-term needs. We are optimistic regarding the prospects for the Portfolio’s new components, given the generally favorable conditions we anticipate in both the high-yield bond and U.S. equity markets in the months to come.

Portfolio Facts
as of June 30, 2006

Net Assets	$303,262,571	NAV	$6.44
NAV — High†	1/9/2006 — $6.58
NAV — Low†	6/26/2006 — $6.38
Number of Holdings: 239		† For the period ended June 30, 2006

Average Annual Total Returns[1]
as of June 30, 2006

		From
		Inception
1-Year	5-Year	3/2/1998
—————————————————————————————————————————————————
4.73%	7.94%	3.49%

* The S&P 500 Dividend Aristocrats Index is an index which measures the performance of large-capitalization companies within the S&P 500 that have followed a managed dividends policy of consistently increasing dividends every year for at least 25 years. The index portfolio has both capital growth and dividend income characteristics, is equal-weighted and is broadly diversified across sectors. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes. The composition of the S&P 500 Dividend Aristocrats Index serves as a better reflection of the Portfolios’ newly adopted strategy than does the Lehman Brothers High Yield Bond Index.

** The Lehman Brothers Aggregate Bond Index is an index that measures the performance of U.S. investment grade bonds. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes. The composition of the Lehman Brothers Aggregate Bond Index serves as a better reflection of the Portfolio’s current strategy than does the Lehman Brothers High Yield Bond Index.

*** The Lehman Brothers U.S. Corporate High Yield Bond Index is an index which measures the performance of fixed-rate non-investment grade bonds. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes.

****The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Market volatility can significantly affect short-term performance, and more recent returns may be different from those shown. Call 800-THRIVENT or visit www.thrivent.com for performance results current to the most recent month-end.

1 Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. At various times, the Portfolio’s adviser reimbursed and/or paid non-advisory Portfolio expenses. Had the adviser not done so, the Portfolio’s total returns would have been lower. The returns shown do not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented.

Investing in a variable product involves risks, including the possible loss of principal. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.thrivent.com. Please read your prospectus carefully.

How did the Portfolio perform during the six-month period ended June 30, 2006?

Thrivent Income Portfolio declined 0.60%, slightly outpacing the median of its peer group, the Lipper Corporate Debt BBB-Rated Category, which declined 0.68%, and outperforming its benchmark, the Lehman Brothers Aggregate Bond Index, which fell 0.72% during the reporting period.

What market conditions were present during the period?

Investors began the period hoping the Federal Reserve (Fed) was close to the end of its rate tightening campaign. However, the market began to anticipate even more rate increases after the Fed indicated it would stay vigilant in monitoring the threat of inflation. At the same time, finan-cial policymakers from other nations around the world raised short-term interest rates in an effort to reign in their inflation levels and expectations.

Bonds produced lackluster returns during the period, due to rising interest rates. The yield curve remained relatively flat with not a great deal of difference between rates for shorter-and longer-term securities. High-yield bonds performed better overall than the higher-quality areas of the bond market, which turned in only modestly positive results. Returns for mortgage-backed securities were slightly negative. At the end of the period, spreads began to widen in the bond market, meaning that investors were getting paid more to take on credit risk than they did before.

What factors affected the Portfolio’s performance?

We entered the period generally cautious on the bond market due to the Federal Reserve’s continuation of interest-rate hikes and the rising-rate environment that resulted. As such, we kept the Portfolio’s average interest-rate sensitivity, or duration, lower than that of the benchmark and the median of our peer group. Since the interest-rate markets showed considerable volatility over the six-month review period, with rates across the Treasury yield curve rising, our relatively shorter duration positioning added to our performance.

Second, our decision to emphasize commercialized mortgage-backed securities (CMBS) — high-quality, low volatility government securities — aided performance. These debt securities not only outperformed comparable-maturity Treasuries this period, but also came with a favorable yield. Finally, our tactical allocation of high-yield bonds early in the period substantially benefited returns, as did our active management of this position. In first quarter 2006, investors bid up riskier assets, prompting the high-yield sector to appreciate through April. We reduced this allocation early in the second quarter, based on our belief that high-yield bonds had likely peaked in value. When the high-yield sector corrected shortly thereafter, this decision significantly supported relative performance once again.

Top 10 Holdings
(% of Portfolio)

Federal National Mortgage Association
Conventional 30-Yr. Pass Through	9.8%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through	3.3%
U.S. Treasury Notes	2.4%
U.S. Treasury Bonds	2.2%
Federal National Mortgage Association	1.8%
Merrill Lynch Mortgage Trust	1.6%
Banc of America Commercial
Mortgage, Inc.	1.5%
Residential Capital Corporation	1.4%
U.S. Treasury Principal Strips	1.3%
Wachovia Bank Commercial
Mortgage Trust	1.3%

These long-term fixed income securities represent 26.6% of
the total investment portfolio.

Quoted Top Industries, Moody’s Bond Quality Ratings Distributions and Top 10 Holdings are subject to change. The lists of Top Industries and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

Moody’s Bond Quality Ratings only reflect long-term fixed income securities.

On the negative side, a rising interest-rate environment compressed returns for most high-grade sectors of the U.S. bond markets. Additionally, our expectation of a steepening yield curve failed to materialize, thus our positioning of investments across the curve did not help overall performance. Fortunately, the impact of this decision was minimal.

What is your outlook?

We currently favor certain areas of the corporate sector, particularly financials and utilities, where event risk, or the likelihood of disruption due to merger and acquisition activity (which can negatively affect some bonds’ performance), is lower. Conversely, we remain cautious on corporate credit issued in sectors like telecommunications and media, where the backdrop tends to be more volatile.

We believe the Federal Reserve is most likely at or near the end of its series of rate increases and have marginally increased the Portfolio’s duration in an effort to capture incremental returns. Additionally, should intermediate-term yields go much beyond 5.25%, and corporate spreads widen, we may consider adding more high-quality corporate bonds, which would add incremental yield to the Portfolio’s composition. Finally, we plan to maintain our emphasis on CMBS, which in our opinion continue to offer AAA-rated quality with a strong fundamental structure and attractive incremental yield spreads.

Portfolio Facts
as of June 30, 2006

Net Assets	$970,825,322 NAV	$9.58
NAV — High†	1/17/2006 — $9.99
NAV — Low†	6/28/2006 — $9.51
Number of Holdings: 242	† For the period ended June 30, 2006

Average Annual Total Returns[1]
as of June 30, 2006

1-Year	5-Year	10-Year
—————————————————————————————————————————————————
–0.46%	4.87%	5.92%

* The Lehman Brothers Aggregate Bond Index is an unmanaged index that measures the performance of U.S. investment grade bonds. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes.

** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Market volatility can significantly affect short-term performance, and more recent returns may be different from those shown. Call 800-THRIVENT or visit www.thrivent.com for performance results current to the most recent month-end.

1 Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. At various times, the Portfolio’s adviser reimbursed and/or paid non-advisory Portfolio expenses. Had the adviser not done so, the Portfolio’s total returns would have been lower. The returns shown do not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented.

Investing in a variable product involves risks, including the possible loss of principal. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.thrivent.com. Please read your prospectus carefully.

How did the Portfolio perform during the six-month period ended June 30, 2006?

Thrivent Bond Index Portfolio declined 0.88%, compared to the median of its peer group of similarly managed portfolios, the Lipper General Bond Category, which returned 0.07% . The Portfolio’s benchmark, the Lehman Brothers Aggregate Bond Index (Lehman Index), declined 0.72% for the same time frame.

What market conditions were present during the period?

Investors began the period hoping the Federal Reserve (Fed) was close to the end of its rate tightening campaign. However, the market began to anticipate even more rate increases after the Fed indicated it would stay vigilant in monitoring the threat of inflation. At the same time, finan-cial policymakers from other nations around the world raised short-term interest rates in an effort to reign in their inflation levels and expectations.

Bonds produced lackluster returns during the period due to rising interest rates. The yield curve remained relatively flat with not a great deal of difference between rates for shorter-and longer-term securities. High-yield bonds performed better overall than the higher-quality areas of the bond market, which turned in only modestly positive results. Returns for mortgage-backed securities were slightly negative. At the end of the period, spreads began to widen in the bond market, meaning that investors were getting paid more to take on credit risk than they did before.

What factors affected the Portfolio’s performance?

Since the Portfolio’s objective is to track the performance of the Lehman Index, its allocations to various sectors of the broad U.S. fixed-income markets generally mirror those of the Index. In general, performance for most sectors of the U.S. bond markets was compressed into negative territory by the rising interest-rate environment that dominated the period. As the Federal Reserve continued to hike short-term rates in its pursuit of price stability, rates across the yield curve increased. Because bond prices typically move in the opposite direction of their yields, the prices on most bonds were pushed lower. Rate volatility and increases were so substantial, in fact, that in most cases, the additional yield on most debt securities could not compensate for the accompanying drop in price.

Within the Index, and consequently, the Portfolio, Treasury securities fared worst, while asset-backed and mortgage-backed securities performed relatively well, marginally outpacing comparable-maturity Treasury securities, while offering a favorable yield advantage, as well. Corporate bond performance was split according to credit quality, with lower-quality, high-yield credit outperforming their investment-grade counterparts, where returns were generally flat.

Top 10 Holdings
(% of Portfolio)

Federal National Mortgage Association
Conventional 30-Yr. Pass Through	9.2%
Federal Home Loan Mortgage Corporation
Gold 30-Yr. Pass Through	7.1%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through	6.2%
U.S. Treasury Notes	6.1%
U.S. Treasury Bonds	5.9%
Federal Home Loan Bank	2.7%
Federal National Mortgage Association	2.3%
Federal Home Loan Mortgage Corporation	1.3%
Countrywide Asset-Backed Certificates	1.2%
Wachovia Bank Commercial Mortgage Trust	1.0%

These long-term fixed income securities represent 43.0% of
the total investment portfolio.

Quoted Top Industries, Moody’s Bond Quality Ratings Distributions and Top 10 Holdings are subject to change. The lists of Top Industries and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

Moody’s Bond Quality Ratings only reflect long-term fixed income securities.

What is your outlook?

While the first half of the Portfolio’s fiscal year was disappointing, we hold a cautiously optimistic outlook for the months ahead. For one, we are of the opinion that the Federal Reserve is nearing the end of its series of rate hikes. Once the central bank ceases its current policy, rate volatility should taper off.

If the U.S. economy slows mildly, which we anticipate, given recent economic data and rising rates, higher-quality sectors should demonstrate a performance advantage over the lower-quality tiers of the market, particularly if investors continue to shun risk. In addition, we believe yield will play a much more prominent role in the total return of the Portfolio, given the protracted increase in rates over the past two years. As always, we intend to maintain a well diversified mix of debt securities in our efforts to track the performance of the Lehman Index.

Portfolio Facts
as of June 30, 2006

Net Assets	$243,825,030 NAV	$9.97
NAV — High†	1/17/2006 — $10.34
NAV — Low†	6/28/2006 — $9.91
Number of Holdings: 333	† For the period ended June 30, 2006

Average Annual Total Returns[1]
as of June 30, 2006

1-Year	5-Year	10-Year
—————————————————————————————————————————————————
–1.10%	4.64%	5.89%

* The Lehman Brothers Aggregate Bond Index is an unmanaged index that measures the performance of U.S. investment grade bonds. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes.

** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Market volatility can significantly affect short-term performance, and more recent returns may be different from those shown. Call 800-THRIVENT or visit www.thrivent.com for performance results current to the most recent month-end.

1 Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. At various times, the Portfolio’s adviser reimbursed and/or paid non-advisory Portfolio expenses. Had the adviser not done so, the Portfolio’s total returns would have been lower. The returns shown do not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented.

Investing in a variable product involves risks, including the possible loss of principal. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.thrivent.com. Please read your prospectus carefully.

The Portfolio is subject to interest rate risk, credit risk related to a company's underlying financial position and prepayment and extension risk, which may result in overall price fluctuations over short or even extended time periods. These and other risks are described in the Portfolio’s prospectus.

How did the Portfolio perform during the six-month period ended June 30, 2006?

Thrivent Limited Maturity Bond Portfolio generated a return of 1.36% for the period. The Portfolio outperformed the Lehman Brothers Government/Corporate 1-3 Year Bond Index, which gained 1.11% during the same span. The Portfolio also topped its peer group, the Lipper Short Investment Grade Debt category, which returned 1.18% for the period.

What market conditions were present during the period?

Investors began the period hoping the Federal Reserve (Fed) was close to the end of its rate tightening campaign. However, the market began to anticipate even more rate increases after the Fed indicated it would stay vigilant in monitoring the threat of inflation. At the same time, finan-cial policymakers from other nations around the world raised short-term interest rates in an effort to reign in their inflation levels and expectations.

Bonds produced lackluster returns during the period due to rising interest rates. The yield curve remained relatively flat with not a great deal of difference between rates for shorter- and longer-term securities. High-yield bonds performed better overall than the higher-quality areas of the bond market, which turned in only modestly positive results. Returns for mortgage-backed securities were slightly negative. At the end of the period, spreads began to widen in the bond market, meaning that investors were getting paid more to take on credit risk than they did before.

What factors affected the Portfolio’s performance?

Given that short-term interest rates continued to move higher throughout the period, one of the most beneficial strategies we employed was maintaining a higher-than-normal position in floating-rate securities and money market securities. This allowed the Portfolio’s yield to adjust higher as interest rates edged up, which is not possible when holding fixed rate securities where yields are locked in.

We also maintained an overweighted position in high-quality fixed-income securities that offer a yield advantage, relative to U.S. Treasury securities. Most of this was concentrated in asset-backed and mortgage-backed securities.

With the Federal Reserve continuing on its path of raising short-term interest rates, we maintained a modestly shorter average maturity relative to the Portfolio’s comparative index. This is a defensive posture meant to help capitalize on the

Top 10 Holdings
(% of Portfolio)

Federal National Mortgage Association
Conventional 30-Yr. Pass Through	5.4%
Federal National Mortgage Association	4.2%
Federal Home Loan Bank	3.9%
Federal Home Loan Mortgage Corporation	2.6%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through	1.9%
Washington Mutual Mortgage
Pass-Through Certificates	1.6%
Countrywide Asset-Backed Certificates	1.4%
Countrywide Home Loans, Inc.	1.3%
Citigroup Mortgage Loan Trust, Inc.	1.2%
DaimlerChrysler Auto Trust	1.2%

These long-term fixed income securities represent 24.7% of
the total investment portfolio.

Quoted Top Industries, Moody’s Bond Quality Ratings Distributions and Top 10 Holdings are subject to change. The lists of Top Industries and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

Moody’s Bond Quality Ratings only reflect long-term fixed income securities.

expectation that rates will go higher. In the first half of 2006, the Portfolio enjoyed fairly consistent performance, with minimal volatility in the Portfolio’s performance relative to its competitive universe.

What is your outlook?

There are plenty of mixed signals facing the financial markets as we enter the second half of 2006. The Federal Reserve, for its part, is trying to balance the need to keep inflation in check with the desire to avoid a recession. While there may be additional interest rate hikes to reduce the inflation threat, it seems likely that the Fed is nearing the end of this cycle.

When it becomes clear that the Fed has completed its rate hikes, we will take the opportunity to lengthen the average maturity of our holdings to position the Portfolio for declining yield levels. Currently, two-year Treasury notes are at their highest yield level in more than five years. We plan to lengthen the maturity of the Portfolio by reducing the percentage of floating rate and money market securities that worked well for us in a rising interest rate environment.

As always, we will maintain an emphasis on limiting volatility in the Portfolio, while still focusing on generating a competitive dividend yield.

Portfolio Facts
as of June 30, 2006

Net Assets	$536,019,690 NAV	$9.84
NAV — High†	1/18/2006 — $9.94
NAV — Low†	6/28/2006 — $9.82
Number of Holdings: 223	† For the period ended June 30, 2006

Average Annual Total Returns[1]
as of June 30, 2006

From
Inception
1-Year	11/30/2001
——————————————————————————————————————
2.26%	3.22%

* The Lehman Brothers 1-3 Year Government/Credit Bond Index is an unmanaged market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and three years. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes. The composition of the Lehman Brothers 1-3 Year Government/Credit Bond Index serves as a better reflection of the Portfolio’s current strategy than does the Lehman Brothers 1-5 Year Government/Credit Bond Index.

** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Market volatility can significantly affect short-term performance, and more recent returns may be different from those shown. Call 800-THRIVENT or visit www.thrivent.com for performance results current to the most recent month-end.

1 Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. At various times, the Portfolio’s adviser reimbursed and/or paid non-advisory Portfolio expenses. Had the adviser not done so, the Portfolio’s total returns would have been lower. The returns shown do not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented.

Investing in a variable product involves risks, including the possible loss of principal. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.thrivent.com. Please read your prospectus carefully.

The risks presented by mortgage securities include, but are not limited to, reinvestment of prepaid loans at lower rates of return. The real estate industry—and therefore, the performance of the portfolio—is highly sensitive to economic conditions. In addition, the net asset value of mortgage securities may fluctuate in response to changes in interest rates and is not guaranteed by the U.S. Government. These and other risks are described in the Portfolio’s prospectus.

How did the Portfolio perform during the six-month period ended June 30, 2006?

Thrivent Mortgage Securities Portfolio declined 0.05% for the period. Its return was comparable to the Lehman Brothers Mortgage-Backed Securities Index, which lost 0.06% . The same was true of the Portfolio’s peer group, the Lipper U.S. Mortgage group, which declined 0.07% over the same six-month period.

What market conditions were present during the period?

Investors began the period hoping the Federal Reserve (Fed) was close to the end of its rate tightening campaign. However, the market began to anticipate even more rate increases after the Fed indicated it would stay vigilant in monitoring the threat of inflation. At the same time, finan-cial policymakers from other nations around the world raised short-term interest rates in an effort to reign in their inflation levels and expectations.

Bonds produced lackluster returns during the period due to rising interest rates. The yield curve remained relatively flat with not a great deal of difference between rates for shorter-and longer-term securities. High-yield bonds performed better overall than the higher-quality areas of the bond market, which turned in only modestly positive results. Returns for mortgage-backed securities were slightly negative. At the end of the period, spreads began to widen in the bond market, meaning that investors were getting paid more to take on credit risk than they did before.

What factors affected the Portfolio’s performance?

Mortgage-backed securities started the first quarter generating attractive returns, relative to other sectors in the fixed-income marketplace. With interest rates rising, we maintained a Portfolio with a slightly shorter maturity and a higher allocation to cash and money market securities. In addition, we positioned the Portfolio in a larger allocation of higher coupon mortgage-backed securities, those that benefit from rising interest rates and a slower mortgage-refinancing environment.

Mortgage-backed securities typically comprise about 80 percent of the Portfolio. We emphasized a higher-than-normal weighting in this sector for the first quarter of 2006, when it registered its best returns for the period. The Portfolio also maintained a high cash position relative to its benchmarks, another strategy that enhanced performance. Currently, the Portfolio’s yield shortfall is due to investments in cash and money market securities, but this strategy dampened potentially negative price action in the Portfolio, triggered by rising interest rates.

Top 10 Holdings
(% of Portfolio)

Federal National Mortgage Association
Conventional 30-Yr. Pass Through	33.6%
Federal Home Loan Mortgage Corporation
Gold 30-Yr. Pass Through	11.9%
Credit Suisse First Boston Mortgage
Securities Corporation	2.1%
Textron Financial Floorplan Master
Note Trust	1.8%
Navistar Financial Corporation	1.8%
Volkswagen Auto Lease Trust	1.8%
National Collegiate Student Loan Trust	1.8%
Americredit Automobile Receivables Trust	1.8%
Thornburg Mortgage Securities Trust
Series 2006-3 Class A1	1.8%
Credit-Based Asset Servicing and
Securitization, LLC	1.8%
These long-term fixed income securities represent 60.2% of
the total investment portfolio.

Quoted Top Industries, Moody’s Bond Quality Rating Distributions and Top 10 Holdings are subject to change. The lists of Top Industries and Top 10 Holdings exclude short-term investments.

Moody’s Bond Quality Ratings only reflect long-term fixed income securities.

What is your outlook?

There are plenty of mixed signals facing the financial markets as we enter the second half of 2006. The Federal Reserve, for its part, is trying to balance the need to keep inflation in check with the desire to avoid a recession. While there may be additional interest rate hikes to reduce the inflation threat, it seems likely that the Fed is nearing the end of this cycle. At the same time, there are a variety of other issues that come into play, such as the underlying strength of the U.S. economy. If the rate of economic growth slows, it is likely that interest rates would reverse course, creating better opportunities for fixed-income investors.

The mortgage-backed market tends to perform better in a more stable interest rate environment. The uncertainty in the current marketplace has made investment selection more challenging as it relates to this Portfolio. At the same time, we anticipate that once the Federal Reserve finishes raising short-term rates, mortgage-backed securities will look attractive relative to other parts of the fixed income marketplace and provide strong opportunities for the Portfolio.

Portfolio Facts
as of June 30, 2006

Net Assets	$60,401,330	NAV	$9.51
NAV — High†	1/17/2006 — $9.80
NAV — Low†	6/26/2006 — $9.45
Number of Holdings: 51		† For the period ended June 30, 2006

Total Returns[1]
as of June 30, 2006

From
Inception
1-Year	4/30/2003
—————————————————————————————————————————————————
0.18%	2.45%

* The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

** The Lehman Brothers Mortgage-Backed Securities (MBS) Index is formed by grouping the universe of over 600,000 individual fixed rate U.S. government agency MBS pools into approximately 3,500 generic types of securities. It is not possible to invest directly in this Index. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Market volatility can significantly affect short-term performance, and more recent returns may be different from those shown. Call 800-THRIVENT or visit www.thrivent.com for performance results current to the most recent month-end.

1 Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. At various times, the Portfolio’s adviser reimbursed and/or paid non-advisory Portfolio expenses. Had the adviser not done so, the Portfolio’s total returns would have been lower. The returns shown do not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented.

Investing in a variable product involves risks, including the possible loss of principal. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.thrivent.com. Please read your prospectus carefully.

How did the Portfolio perform during the six-month period ended June 30, 2006?

Thrivent Money Market Portfolio produced a return of 2.23% during the period. By comparison, the Portfolio’s peer group as represented by the Lipper Money Market Category reported a median net return of 2.90% over the same time frame.

What market conditions were present during the period?

Investors began the period hoping the Federal Reserve (Fed) was close to the end of its rate tightening campaign. However, the market began to anticipate even more rate increases after the Fed indicated it would stay vigilant in monitoring the threat of inflation. At the same time, finan-cial policymakers from other nations around the world raised short-term interest rates in an effort to reign in their inflation levels and expectations.

Bonds produced lackluster returns during the period due to rising interest rates. The yield curve remained relatively flat with not a great deal of difference between rates for shorter- and longer-term securities. High-yield bonds performed better overall than the higher-quality areas of the bond market, which turned in only modestly positive results. Returns for mortgage-backed securities were slightly negative. At the end of the period, spreads began to widen in the bond market, meaning that investors were getting paid more to take on credit risk than they did before.

What factors affected the Portfolio’s performance?

The most notable trend related to the performance of the Portfolio was the Fed’s decision to raise the overnight federal funds target rate twice during the period. Anticipating the Fed’s actions, we were careful to limit the number of purchases of securities with longer maturities, as they were not priced attractively, given our expectations of rising interest rates. Instead, the Portfolio remained fairly liquid, keeping the combined maturity of our holdings just below the average for our peer group. That proved beneficial to the Portfolio, as it allowed us to take advantage of interest rates that were rising, generating higher dividends for the Portfolio. We also became more selective in our purchases of floating-rate securities, as we anticipated better buying opportunities in that segment of the market.

While we have periodically added longer-term holdings to the Portfolio, the additions represented only a small portion of our overall mix. We anticipate increasing our

Quoted Portfolio Composition is subject to change.

commitment to securities from within our typical investment universe with longer maturities when the right interest rate environment develops. The Portfolio sacrifices some yield to maintain its high credit quality and ample liquidity, and for the benefit of our shareholders, our primary focus of safety and liquidity will remain a consistent part of our overall strategy.

What is the outlook?

The Federal Reserve now seems to be facing a significant challenge, trying to offset the threat of higher inflation (a key reason to raise interest rates) without significantly slowing the economy (a situation often offset by cutting interest rates). With the fed funds rate at 5.25%, it is clear that every move the Fed makes has a significant impact on the economy. It is not yet clear that the Fed will manage to stem the recent rise in the cost of living, and the interest rate environment could clearly feel pressure if inflation becomes more serious.

The current environment makes it more difficult to anticipate how to position the Portfolio in the short-run, but it does appear that we’re nearing a peak in the Fed Funds rate. When that point becomes more predictable, we will likely extend the Portfolio’s maturity in order to capitalize on the changing interest rate environment while remaining focused on our primary objectives of safety and liquidity.

Portfolio Facts
as of June 30, 2006

Net Assets	$506,212,444 NAV	$1.00
Number of Holdings: 127	† For the period ended June 30, 2006

Average Annual Total Returns[1]
as of June 30, 2006

1-Year	5-Year	10-Year
—————————————————————————————————————————————————
3.95%	1.97%	3.68%

Money Market Portfolio*
as of June 30, 2006

		Portfolio
—————————————————————————————————————————————————
7-Day	Yield	4.91%
7-Day	Effective Yield	5.03%

* Seven-day yields of the Money Market Portfolio refer to the income generated by an investment in the Portfolio over a specified seven-day period, though they are expressed as annual percentage rates. Effective yields reflect the reinvestment of income. Yields are subject to daily fluctuation and should not be considered an indication of future results.

Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Market volatility can significantly affect short-term performance, and more recent returns may be different from those shown. Call 800-THRIVENT or visit www.thrivent.com for performance results current to the most recent month-end.

1 Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. At various times, the Portfolio’s adviser reimbursed and/or paid non-advisory Portfolio expenses. Had the adviser not done so, the Portfolio’s total returns would have been lower. The returns shown do not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented.

Investing in a variable product involves risks, including the possible loss of principal. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.thrivent.com. Please read your prospectus carefully.

Shareholder Expense Example (Unaudited)

As a shareholder of the Thrivent Series Fund, Inc., you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006. Shares in the Fund are currently sold, without sales charges, only to separate accounts of Thrivent Financial for Lutherans and Thrivent Life Insurance Company, which are used to fund benefits of variable life insurance and variable annuity contracts issued by Thrivent Financial for Lutherans and Thrivent Life Insurance Company; and retirement plans sponsored by Thrivent Financial for Lutherans. Expenses associated with these variable contracts and retirement plans are not included in these examples and had these costs been included, your costs would have been higher.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During	Annualized
	Value	Value	Period *	Expense
	1/1/2006	6/30/2006	1/1/2006 — 6/30/2006	Ratio
———————————————————————————————————————————————————————————————————————
Thrivent Aggressive Allocation Portfolio
Actual	$1,000	$1,040	$0.30	0.06%
Hypothetical **	$1,000	$1,024	$0.30	0.06%

Thrivent Moderately Aggressive Allocation Portfolio
Actual	$1,000	$1,035	$0.35	0.07%
Hypothetical **	$1,000	$1,024	$0.35	0.07%

Thrivent Moderate Allocation Portfolio
Actual	$1,000	$1,029	$0.45	0.09%
Hypothetical **	$1,000	$1,024	$0.45	0.09%

Thrivent Moderately Conservative Allocation Portfolio
Actual	$1,000	$1,023	$0.80	0.16%
Hypothetical **	$1,000	$1,024	$0.80	0.16%

Thrivent Technology Portfolio
Actual	$1,000	$953	$4.16	0.86%
Hypothetical **	$1,000	$1,021	$4.31	0.86%

Thrivent Partner Small Cap Growth Portfolio
Actual	$1,000	$1,069	$5.08	0.99%
Hypothetical **	$1,000	$1,020	$4.96	0.99%

Beginning		Ending	Expenses
Account		Account	Paid During	Annualized
	Value	Value	Period *	Expense
1/1/2006		6/30/2006	1/1/2006 — 6/30/2006	Ratio
———————————————————————————————————————————————————————————————————————
Thrivent Partner Small Cap Value Portfolio
Actual	$1,000	$1,137	$4.61	0.87%
Hypothetical **	$1,000	$1,020	$4.36	0.87%

Thrivent Small Cap Stock Portfolio
Actual	$1,000	$1,070	$3.75	0.73%
Hypothetical **	$1,000	$1,021	$3.66	0.73%

Thrivent Small Cap Index Portfolio
Actual	$1,000	$1,075	$1.96	0.38%
Hypothetical **	$1,000	$1,023	$1.91	0.38%

Thrivent Mid Cap Growth Portfolio
Actual	$1,000	$1,020	$2.25	0.45%
Hypothetical **	$1,000	$1,023	$2.26	0.45%

Thrivent Mid Cap Growth Portfolio II
Actual	$1,000	$1,020	$1.95	0.39%
Hypothetical **	$1,000	$1,023	$1.96	0.39%

Thrivent Mid Cap Value Portfolio
Actual	$1,000	$1,047	$5.28	1.04%
Hypothetical **	$1,000	$1,020	$5.21	1.04%

Thrivent Mid Cap Stock Portfolio
Actual	$1,000	$1,035	$3.68	0.73%
Hypothetical **	$1,000	$1,021	$3.66	0.73%

Thrivent Mid Cap Index Portfolio
Actual	$1,000	$1,040	$2.12	0.42%
Hypothetical **	$1,000	$1,023	$2.11	0.42%

Thrivent Partner International Stock Portfolio
Actual	$1,000	$1,070	$4.62	0.90%
Hypothetical **	$1,000	$1,020	$4.51	0.90%

Thrivent Partner All Cap Portfolio
Actual	$1,000	$1,039	$4.30	0.85%
Hypothetical **	$1,000	$1,021	$4.26	0.85%

Thrivent Large Cap Growth Portfolio
Actual	$1,000	$979	$2.21	0.45%
Hypothetical **	$1,000	$1,023	$2.26	0.45%

Thrivent Large Cap Growth Portfolio II
Actual	$1,000	$979	$1.96	0.40%
Hypothetical **	$1,000	$1,023	$2.01	0.40%

Thrivent Partner Growth Stock Portfolio
Actual	$1,000	$1,007	$3.98	0.80%
Hypothetical **	$1,000	$1,021	$4.01	0.80%

Thrivent Large Cap Value Portfolio
Actual	$1,000	$1,064	$3.28	0.64%
Hypothetical **	$1,000	$1,022	$3.21	0.64%

Thrivent Large Cap Stock Portfolio
Actual	$1,000	$1,010	$3.39	0.68%
Hypothetical **	$1,000	$1,021	$3.41	0.68%

Thrivent Large Cap Index Portfolio
Actual	$1,000	$1,025	$1.81	0.36%
Hypothetical **	$1,000	$1,023	$1.81	0.36%

	Beginning	Ending	Expenses
	Account	Account	Paid During	Annualized
	Value	Value	Period *	Expense
	1/1/2006	6/30/2006	1/1/2006 — 6/30/2006	Ratio
———————————————————————————————————————————————————————————————————————
Thrivent Real Estate Securities Portfolio
Actual	$1,000	$1,135	$4.50	0.85%
Hypothetical **	$1,000	$1,021	$4.26	0.85%

Thrivent Balanced Portfolio
Actual	$1,000	$1,014	$1.90	0.38%
Hypothetical **	$1,000	$1,023	$1.91	0.38%

Thrivent High Yield Portfolio
Actual	$1,000	$1,021	$2.25	0.45%
Hypothetical **	$1,000	$1,023	$2.26	0.45%

Thrivent Diversified Income Plus Portfolio
Actual	$1,000	$1,023	$2.51	0.50%
Hypothetical **	$1,000	$1,022	$2.51	0.50%

Thrivent Income Portfolio
Actual	$1,000	$994	$2.22	0.45%
Hypothetical **	$1,000	$1,023	$2.26	0.45%

Thrivent Bond Index Portfolio
Actual	$1,000	$991	$1.97	0.40%
Hypothetical **	$1,000	$1,023	$2.01	0.40%

Thrivent Limited Maturity Bond Portfolio
Actual	$1,000	$1,014	$2.20	0.44%
Hypothetical **	$1,000	$1,023	$2.21	0.44%

Thrivent Mortgage Securities Portfolio
Actual	$1,000	$1,000	$3.07	0.62%
Hypothetical **	$1,000	$1,022	$3.11	0.62%

Thrivent Money Market Portfolio
Actual	$1,000	$1,022	$1.75	0.35%
Hypothetical **	$1,000	$1,023	$1.76	0.35%

*Expenses are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

**Assuming 5% total return before expenses.

Aggressive Allocation Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares		Value	Percentage

Equity Portfolios (91.1%)
1,102,503	Thrivent Partner Small Cap Growth Portfolio	$14,220,085	6.4%
820,774	Thrivent Partner Small Cap Value Portfolio	15,034,775	6.8
1,059,018	Thrivent Small Cap Stock Portfolio	15,507,414	7.0
586,146	Thrivent Mid Cap Growth Portfolio	9,684,191	4.4
836,235	Thrivent Partner Mid Cap Value Portfolio	10,043,848	4.6
897,425	Thrivent Mid Cap Stock Portfolio	10,989,872	5.0
3,443,836	Thrivent Partner International Stock Portfolio	49,479,308	22.4
2,773,574	Thrivent Large Cap Growth Portfolio	42,326,681	19.2
1,321,513	Thrivent Large Cap Value Portfolio	15,991,495	7.2
1,850,095	Thrivent Large Cap Stock Portfolio	17,589,595	8.0
11,600	Thrivent Real Estate Securities Portfolio	225,070	0.1

	Total Equity Portfolios
	(cost $199,722,554)	201,092,334

Debt Portfolios (6.9%)
1,332,025	Thrivent High Yield Portfolio	6,549,569	3.0
449,891	Thrivent Income Portfolio	4,309,906	1.9
450,106	Thrivent Limited Maturity Bond Portfolio	4,427,697	2.0

	Total Debt Portfolios
	(cost $15,558,208)	15,287,172

Short-Term Investments (2.0%)
4,459,099	Thrivent Money Market Portfolio	4,459,099	2.0

	Total Short-Investments
	(cost $4,459,099)	4,459,099

	Total Investments
	(cost $219,739,861) 100.0%	$220,838,605

	Other Assets and Liabilities,
	Net (0.0%)	(10,690)

	Total Net Assets 100.0%	$220,827,915

(a) The categories of investments are shown as a percentage of total net assets.

(b) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$3,294,540
Gross unrealized depreciation	(2,195,796)

Net unrealized appreciation (depreciation)	$1,098,744
Cost for federal income tax purposes	$219,739,861

The accompanying Notes to Financial Statements are an integral part of this schedule.

69

Moderately Aggressive Allocation Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares		Value	Percentage

Equity Portfolios (78.1%)
1,782,912	Thrivent Partner Small Cap Growth Portfolio	$22,995,995	3.5%
1,326,099	Thrivent Partner Small Cap Value Portfolio	24,291,221	3.7
1,805,607	Thrivent Small Cap Stock Portfolio	26,439,866	4.0
1,167,102	Thrivent Mid Cap Growth Portfolio	19,282,633	2.9
1,664,085	Thrivent Partner Mid Cap Value Portfolio	19,986,987	3.0
2,129,057	Thrivent Mid Cap Stock Portfolio	26,072,427	4.0
7,035,646	Thrivent Partner International Stock Portfolio	101,084,647	15.4
6,206,033	Thrivent Large Cap Growth Portfolio	94,708,403	14.4
6,638,840	Thrivent Large Cap Value Portfolio	80,335,936	12.2
8,839,971	Thrivent Large Cap Stock Portfolio	84,045,142	12.8
739,508	Thrivent Real Estate Securities Portfolio	14,348,081	2.2

	Total Equity Portfolios
	(cost $508,505,436)	513,591,338

Debt Portfolios (18.9%)
8,236,313	Thrivent High Yield Portfolio	40,497,950	6.1
5,279,744	Thrivent Income Portfolio	50,579,419	7.7
3,380,183	Thrivent Limited Maturity Bond Portfolio	33,250,859	5.1

	Total Debt Portfolios
	(cost $126,409,434)	124,328,228

Short-Term Investments (3.0%)
19,879,429	Thrivent Money Market Portfolio	19,879,429	3.0

	Total Short-Term Investments
	(cost $19,879,429)	19,879,429

	Total Investments
	(cost $654,794,299) 100.0%	$657,798,995

	Other Assets and Liabilities,
	Net (0.0%)	(25,810)

	Total Net Assets 100.0%	$657,773,184

(a) The categories of investments are shown as a percentage of total net assets.

(b) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$9,360,887
Gross unrealized depreciation	(6,356,191)

Net unrealized appreciation (depreciation)	$3,004,696
Cost for federal income tax purposes	$654,794,299

The accompanying Notes to Financial Statements are an integral part of this schedule.

70

Moderate Allocation Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares		Value	Percentage

Equity Portfolios (61.2%)
3,844,713	Thrivent Small Cap Stock Portfolio	$56,298,905	7.1%
3,888,008	Thrivent Mid Cap Stock Portfolio	47,612,543	6.0
6,272,787	Thrivent Partner International Stock Portfolio	90,124,261	11.3
6,519,088	Thrivent Large Cap Growth Portfolio	99,485,841	12.5
6,057,520	Thrivent Large Cap Value Portfolio	73,301,441	9.2
9,886,667	Thrivent Large Cap Stock Portfolio	93,996,502	11.8
1,339,153	Thrivent Real Estate Securities Portfolio	25,982,514	3.3

	Total Equity Portfolios
	(cost $481,383,520)	486,802,007

Debt Portfolios (31.8%)
10,013,693	Thrivent High Yield Portfolio	49,237,328	6.2
11,247,132	Thrivent Income Portfolio	107,746,402	13.6
9,725,818	Thrivent Limited Maturity Bond Portfolio	95,672,875	12.0

	Total Debt Portfolios
	(cost $257,063,684)	252,656,605

Short-Term Investments (7.0%)
55,879,289	Thrivent Money Market Portfolio	55,879,289	7.0

	Total Short-Term Investments
	(cost $55,879,289)	55,879,289

	Total Investments
	(cost $794,326,493) 100.0%	$795,337,901

	Other Assets and Liabilities,
	Net (0.0%)	(48,525)

	Total Net Assets 100.0%	$795,289,377

(a) The categories of investments are shown as a percentage of total net assets.

(b) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$9,137,136
Gross unrealized depreciation	(8,125,728)

Net unrealized appreciation (depreciation)	$1,011,408
Cost for federal income tax purposes	$794,326,493

The accompanying Notes to Financial Statements are an integral part of this schedule.

71

Moderately Conservative Allocation Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares		Value	Percentage

Equity Portfolios (43.2%)
814,663	Thrivent Small Cap Stock Portfolio	$11,929,272	4.1%
952,238	Thrivent Mid Cap Stock Portfolio	11,661,102	4.0
1,474,332	Thrivent Partner International Stock Portfolio	21,182,461	7.2
1,841,880	Thrivent Large Cap Growth Portfolio	28,108,384	9.6
1,733,631	Thrivent Large Cap Value Portfolio	20,978,490	7.2
2,427,242	Thrivent Large Cap Stock Portfolio	23,076,759	7.9
487,017	Thrivent Real Estate Securities Portfolio	9,449,198	3.2

	Total Equity Portfolios
	(cost $124,203,994)	126,385,666

Debt Portfolios (46.7%)
2,991,209	Thrivent High Yield Portfolio	14,707,775	5.0
3,897,647	Thrivent Income Portfolio	37,339,069	12.8
8,600,567	Thrivent Limited Maturity Bond Portfolio	84,603,780	28.9

	Total Debt Portfolios
	(cost $138,724,199)	136,650,624

Short-Term Investments (10.1%)
29,432,458	Thrivent Money Market Portfolio	29,432,458	10.1

	Total Short-Term Investments
	(cost $29,432,458)	29,432,458

	Total Investments
	(cost $292,360,651) 100.0%	$292,468,748

	Other Assets and Liabilities,
	Net (0.0%)	(37,545)

	Total Net Assets 100.0%	$292,431,202

(a) The categories of investments are shown as a percentage of total net assets.

(b) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$2,859,247
Gross unrealized depreciation	(2,751,150)

Net unrealized appreciation (depreciation)	$108,097
Cost for federal income tax purposes	$292,360,651

The accompanying Notes to Financial Statements are an integral part of this schedule.

Technology Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (94.8%)	Value	Shares	Common Stock (94.8%)	Value

Consumer Discretionary (1.6%)			3,300	Amphenol Corporation	$184,668
3,300	Amazon.com, Inc.(b,c)	$127,644	18,500	Analog Devices, Inc.	594,590
2,200	DreamWorks Animation		16,200	Apple Computer, Inc.(b)	925,344
	SKG, Inc.(b,c)	50,380	41,400	Applied Materials, Inc.	673,992
1,900	Getty Images, Inc.(b,c)	120,669	9,200	aQuantive, Inc.(b,c)	233,036
4,500	Shuffle Master, Inc.(b,c)	147,510	13,500	ASML Holding NV ADR(b,c)	272,970
2,800	Viacom, Inc.(b)	100,352	10,900	ATI Technologies, Inc.(b,c)	159,140
9,000	Walt Disney Company	270,000	7,472	AU Optronics Corporation(c)	106,401

	Total Consumer		9,200	Autodesk, Inc.(b)	317,032
	Discretionary	816,555	3,900	Automatic Data Processing, Inc.	176,865

			17,700	Avaya, Inc.(b)	202,134
Health Care (4.3%)			11,600	Avocent Corporation(b)	304,500
5,800	Cerner Corporation(b,c)	215,238	45,100	BEA Systems, Inc.(b,c)	590,359
1,600	Fisher Scientific		600	Blue Coat Systems, Inc.(b,c)	10,116
	International, Inc.(b)	116,880	22,300	Broadcom Corporation(b)	670,115
1,900	Genentech, Inc.(b)	155,420	5,700	Business Objects SA ADR(b,c)	155,040
2,200	Genzyme Corporation(b)	134,310	1,000	CACI International, Inc.(b,c)	58,330
10,200	iShares Nasdaq Biotechnology		7,300	Check Point Software
	Index Fund(b,c)	736,440		Technologies, Ltd.(b)	128,334
10,200	iShares S&P Global Healthcare		5,400	CheckFree Corporation(b)	267,624
	Sector Index Fund(b,c)	542,028	23,800	CIENA Corporation(b)	114,478
2,000	Medtronic, Inc.	93,840	97,300	Cisco Systems, Inc.(b)	1,900,269
1,400	St. Jude Medical, Inc.(b)	45,388	9,200	Citrix Systems, Inc.(b)	369,288
3,900	WebMD Health Corporation(b,c)	184,470	4,800	Cogent, Inc.(b,c)	72,336
1,300	Zimmer Holdings, Inc.(b,c)	73,736	7,500	Cognizant Technology Solutions

	Total Health Care	2,297,750		Corporation(b,c)	505,275

			5,000	Cognos, Inc.(b,c)	142,250
Industrials (1.0%)			1,400	Computer Sciences
1,600	Avery Dennison Corporation	92,896		Corporation(b,c)	67,816
3,300	Energy Conversion		9,300	Compuware Corporation(b,c)	62,310
	Devices, Inc.(b,c)	120,219	13,500	Comverse Technology, Inc.(b)	266,895
7,200	Monster Worldwide, Inc.(b)	307,152	36,000	Corning, Inc.(b)	870,840

	Total Industrials	520,267	20,900	Dell, Inc.(b)	510,169

			1,900	Digital Insight Corporation(b)	65,151
Information Technology (86.9%)			3,600	Digitas, Inc.(b)	41,832
6,900	24/7 Real Media, Inc.(b,c)	60,582	10,300	Dolby Laboratories, Inc.(b)	239,990
11,000	Accenture, Ltd.(b)	311,520	2,500	DST Systems, Inc.(b,c)	148,750
9,766	Activision, Inc.(b,c)	111,137	14,900	eBay, Inc.(b,c)	436,421
28,792	Adobe Systems, Inc.(b,c)	874,125	7,900	Electronic Arts, Inc.(b)	340,016
12,700	Advanced Micro Devices, Inc.(b,c)	310,134	91,100	EMC Corporation(b)	999,367
1,600	Affiliated Computer		19,300	Entrust, Inc.(b,c)	65,813
	Services, Inc.(b,c)	82,576	8,000	F5 Networks, Inc.(b,c)	427,840
9,100	Agilent Technologies, Inc.(b,c)	287,196	4,100	FileNet Corporation(b)	110,413
5,000	Akamai Technologies, Inc.(b,c)	180,950	6,600	First Data Corporation	297,264
22,300	Alcatel SA ADR(b)	281,203	7,800	FormFactor, Inc.(b,c)	348,114
21,000	Altera Corporation(b,c)	368,550	13,105	Freescale Semiconductor, Inc.(b)	385,287
15,600	Amdocs, Ltd.(b,c)	570,960	2,400	Global Payments, Inc.(c)	116,520

The accompanying Notes to Financial Statements are an integral part of this schedule.

73

Technology Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (94.8%)	Value	Shares	Common Stock (94.8%)	Value

Information Technology — continued			25,800	Opsware, Inc.(b,c)	$212,592
4,800	Google, Inc.(b)	$2,012,785	74,300	Oracle Corporation(b)	1,076,607
27,800	Hewlett-Packard Company	880,704	7,200	Palm, Inc.(b,c)	115,920
11,850	Hyperion Solutions Corporation(b)	327,060	3,100	Plantronics, Inc.(c)	68,851
10,100	Informatica Corporation(b)	132,916	32,300	PMC-Sierra, Inc.(b,c)	303,620
3,700	Infosys Technologies, Ltd. ADR(c)	282,717	4,800	Progress Software Corporation(b)	112,368
4,600	Ingram Micro, Inc.(b)	83,398	4,400	QLogic Corporation(b,c)	75,856
28,700	Integrated Device		32,600	QUALCOMM, Inc.	1,306,282
	Technology, Inc.(b,c)	406,966	600	Rackable Systems, Inc.(b)	23,694
59,700	Intel Corporation	1,131,315	15,500	Red Hat, Inc.(b,c)	362,700
3,700	Intermec, Inc.(b,c)	84,878	5,200	Research in Motion, Ltd.(b,c)	362,804
10,300	International Business Machines		7,500	RSA Security, Inc.(b,c)	203,925
	Corporation	791,246	5,400	Salesforce.com, Inc.(b,c)	143,964
9,000	Internet Security Systems, Inc.(b)	169,650	1,000	Samsung Electronics Company,
2,000	Intuit, Inc.(b)	120,780		Ltd. ADR	317,803
11,200	Jabil Circuit, Inc.	286,720	5,900	SanDisk Corporation(b,c)	300,782
56,600	JDS Uniphase Corporation(b,c)	143,198	8,000	SAP AG(c)	420,160
34,100	Juniper Networks, Inc.(b)	545,259	8,700	Sapient Corporation(b,c)	46,110
11,200	KLA-Tencor Corporation	465,584	9,300	Seagate Technology(b,c)	210,552
9,400	Lam Research Corporation(b)	438,228	1,600	Shanda Interactive
13,400	Linear Technology Corporation(c)	448,766		Entertainment, Ltd.(b)	20,736
8,700	Macrovision Corporation(b,c)	187,224	9,400	Stellent, Inc.(c)	89,770
13,400	Marvell Technology Group, Ltd.(b,c) 594,022		86,300	Sun Microsystems, Inc.(b,c)	358,145
14,400	Maxim Integrated Products, Inc.	462,384	37,521	Symantec Corporation(b)	583,076
10,300	McAfee, Inc.(b)	249,981	40,693	Taiwan Semiconductor
3,600	MEMC Electronic Materials, Inc.(b)	135,000		Manufacturing Company,
3,900	Mercury Interactive			Ltd. ADR(b,c)	373,560
	Corporation(b,c)	136,383	1,200	Take-Two Interactive
7,700	Microchip Technology, Inc.	258,335		Software, Inc.(b,c)	12,792
11,700	Micron Technology, Inc.(b)	176,202	38,900	Texas Instruments, Inc.	1,178,281
64,400	Microsoft Corporation	1,500,520	2,000	THQ, Inc.(b)	43,200
31,600	Motorola, Inc.	636,740	58,000	TIBCO Software, Inc.(b,c)	408,900
26,400	MRV Communications, Inc.(b,c)	82,104	3,100	ValueClick, Inc.(b,c)	47,585
18,100	National Semiconductor		4,950	Varian Semiconductor Equipment
	Corporation	431,685		Associates, Inc.(b,c)	161,420
6,300	NAVTEQ Corporation(b,c)	281,484	8,000	VeriSign, Inc.(b,c)	185,360
5,400	Neoware Systems, Inc.(b,c)	66,366	5,800	Vignette Corporation(b,c)	84,564
5,600	NetEase.com, Inc.(b,c)	125,048	3,480	Viisage Technology, Inc.(b,c)	52,757
17,000	Network Appliance, Inc.(b,c)	600,100	8,200	Vishay Intertechnology, Inc.(b,c)	128,986
40,600	Nokia Oyj ADR	822,556	26,800	Vitria Technology, Inc.(b,c)	76,112
12,600	Novell, Inc.(b)	83,538	2,000	Websense, Inc.(b)	41,080
6,100	NVIDIA Corporation(b,c)	129,869	6,600	Western Digital Corporation(b,c)	130,746
18,900	ON Semiconductor Corporation(b,c)	111,132	11,100	Wind River Systems, Inc.(b,c)	98,790
3,700	Openwave Systems, Inc.(b,c)	42,698

The accompanying Notes to Financial Statements are an integral part of this schedule.

74

Technology Portfolio
Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (94.8%)	Value	Shares	Common Stock (94.8%)	Value

Information Technology — continued			Telecommunications Services (1.0%)
13,500	Xerox Corporation(b,c)	$187,785	715	Embarq Corporation(b)	$29,308
23,600	Xilinx, Inc.	534,540	14,301	Sprint Nextel Corporation(c)	285,877
38,400	Yahoo!, Inc.(b)	1,267,200	6,700	Verizon Communications, Inc.	224,383

3,900	Zebra Technologies Corporation(b)	133,224		Total Telecommunications

	Total Information			Services	539,568

	Technology	46,102,967

				Total Common Stock
				(cost $46,651,139)	50,277,107

			Interest	Maturity
Shares	Collateral Held for Securities Loaned (25.2%)		Rate(d)	Date	Value

13,366,807	Thrivent Financial Securities Lending Trust		5.230%	N/A	$13,366,807

		Total Collateral Held for Securities
		Loaned (cost $13,366,807)			13,366,807

			Interest	Maturity
Shares	Short-Term Investments (4.5%)		Rate(d)	Date	Value

2,387,009	Thrivent Money Market Portfolio		4.950%	N/A	$2,387,009

		Total Short-Term Investments (at amortized cost)			2,387,009

		Total Investments (cost $62,404,956) 124.5%			$66,030,923

		Other Assets and Liabilities, Net (24.5%)			(12,994,200)

		Total Net Assets 100.0%			$53,036,723

(a) The categories of investments are shown as a percentage of total net assets.

(b) Non-income producing security.

(c) All or a portion of the security is on loan as discussed in item 2(L) of the Notes to Financial Statements.

(d) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(e) Miscellaneous footnote: ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issued U.S. depository bank.

(f) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$7,489,543
Gross unrealized depreciation	(3,863,576)

Net unrealized appreciation (depreciation)	$3,625,967
Cost for federal income tax purposes	$62,404,956

The accompanying Notes to Financial Statements are an integral part of this schedule.

75

Partner Small Cap Growth Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (97.2%)	Value	Shares	Common Stock (97.2%)	Value

Consumer Discretionary (8.9%)			40,344	Oil States International, Inc.(b,c)	$1,382,992
6,980	Citi Trends, Inc.(b,c)	$297,976	17,600	Parallel Petroleum
9,510	Crocs, Inc.(b,c)	239,176		Corporation(b,c)	434,896
5,100	Ctrip.com International,		3,760	Penn Virginia Corporation	262,749
	Ltd. ADR(b,c)	260,355	47,592	Superior Energy Services, Inc.(b)	1,613,369

16,210	Gaiam, Inc.(b)	227,264		Total Energy	9,086,203

11,210	Genesco, Inc.(b,c)	379,683
8,450	Gymboree Corporation(b)	293,722	Financials (8.9%)
18,730	Iconix Brand Group, Inc.(b,c)	306,048	10,220	Argonaut Group, Inc.(b,c,e)	307,009
10,100	Isle of Capri Casinos, Inc.(b,c)	259,065	12,390	Boston Private Financial
3,470	J. Crew Group, Inc.(b,d)	95,252		Holdings, Inc.(c)	345,681
12,580	Jackson Hewitt Tax Service, Inc.	394,383	41,884	Cohen & Steers, Inc.(c)	988,462
6,580	Life Time Fitness, Inc.(b)	304,457	6,420	East West Bancorp, Inc.(c)	243,382
14,300	McCormick & Schmick’s Seafood		32,799	Financial Federal Corporation(c)	912,140
	Restaurants, Inc.	340,340	10,440	Greater Bay Bancorp	300,150
124,294	Navarre Corporation(b,c)	618,984	4,200	Greenhill & Company, Inc.(c)	255,192
11,660	Netflix, Inc.(b,c)	317,269	14,990	Hanmi Financial Corporation(c)	291,406
6,270	Nutri/System, Inc.(b,c)	389,555	55,370	Highland Hospitality
10,520	Pinnacle Entertainment, Inc.(b)	322,438		Corporation(c)	779,610
30,002	Shuffle Master, Inc.(b,c)	983,466	6,750	Investment Technology
2,860	Strayer Education, Inc.	277,763		Group, Inc.(b)	343,305
18,991	Tractor Supply Company(b,c)	1,049,633	4,010	Kilroy Realty Corporation	289,722
9,400	Under Armour, Inc.(b)	400,628	7,590	Nasdaq Stock Market, Inc.(b,c)	226,941
10,200	VistaPrint, Ltd.(b)	272,748	11,220	Penson Worldwide, Inc.(b,c)	193,096
9,730	WMS Industries, Inc.(b,c)	266,505	10,310	Sunstone Hotel Investors, Inc.(c)	299,609

	Total Consumer		52,089	Texas Capital Bancshares, Inc.(b)	1,213,674
	Discretionary	8,296,710	9,620	United Community Banks, Inc.	292,833

			19,321	Wintrust Financial Corporation(c)	982,473

Consumer Staples (1.3%)				Total Financials	8,264,685

8,310	Central Garden & Pet Company(b,c)	357,746
9,000	Hain Celestial Group, Inc.(b,c)	231,840	Health Care (20.3%)
540	Hansen Natural Corporation(b,c)	102,800	6,340	Adams Respiratory
4,550	Ralcorp Holdings, Inc.(b,c)	193,512		Therapeutics, Inc.(b,c)	282,891
17,960	Wild Oats Markets, Inc.(b,c,e)	352,016	95,322	American Medical Systems

	Total Consumer Staples	1,237,914		Holdings, Inc.(b,c)	1,587,111

			9,630	Amylin Pharmaceuticals, Inc.(b,c)	475,433
Energy (9.8%)			61,747	Cambrex Corporation(c)	1,286,190
11,110	Basic Energy Services, Inc.(b,c)	339,633	8,540	Chemed Corporation(c)	465,686
12,700	Berry Petroleum Company(c)	421,005	16,060	Cubist Pharmaceuticals, Inc.(b,c)	404,391
3,610	Crosstex Energy, Inc.(c)	343,239	9,710	Haemonetics Corporation(b,c)	451,612
27,845	Dril-Quip, Inc.(b,c)	2,295,539	26,894	HealthExtras, Inc.(b,c)	812,737
6,290	Foundation Coal Holdings, Inc.	295,190	7,000	Healthways, Inc.(b,c)	368,480
6,720	Frontier Oil Corporation(c)	217,728	46,258	Illumina, Inc.(b,c)	1,372,012
11,800	Hornbeck Offshore		31,663	Integra LifeSciences Holdings
	Services, Inc.(b,c)	419,136		Corporation(b,c)	1,228,841
13,509	Hydril Company(b)	1,060,727	4,240	Intuitive Surgical, Inc.(b,c)	500,193

The accompanying Notes to Financial Statements are an integral part of this schedule.

76

Partner Small Cap Growth Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (97.2%)	Value	Shares	Common Stock (97.2%)	Value

Health Care — continued			9,510	SkyWest, Inc.	$235,848

43,277	Inverness Medical		10,030	Wabtec Corporation(c)	375,122
	Innovations, Inc.(b,c)	$1,221,710	5,170	Washington Group
27,710	Kensey Nash Corporation(b,c)	817,445		International, Inc.(b)	275,768
11,830	Medicis Pharmaceutical		13,660	Waste Connections, Inc.(b,c)	497,224
	Corporation(c)	283,920	6,930	Watsco, Inc.(c)	414,553
34,750	Mentor Corporation(c)	1,511,625	29,919	Werner Enterprises, Inc.(c)	606,458
15,440	Myogen, Inc.(b,c)	447,760	7,180	WESCO International, Inc.(b,c)	495,420

19,110	Nektar Therapeutics(b,c)	350,477		Total Industrials	16,295,768

15,780	New River Pharmaceuticals, Inc.(b,c)	449,730
10,300	PAREXEL International		Information Technology (28.1%)
	Corporation(b)	297,155	36,700	24/7 Real Media, Inc.(b,c)	322,226
50,611	PSS World Medical, Inc.(b)	893,284	94,050	Aeroflex, Inc.(b,c)	1,097,564
27,340	Psychiatric Solutions, Inc.(c)	783,564	34,000	Anadigics, Inc.(b,c)	228,480
19,160	Sierra Health Services, Inc.(b,c)	862,775	17,770	aQuantive, Inc.(b,c)	450,114
7,620	Sunrise Senior Living, Inc.(b,c)	210,693	16,130	Atheros Communications, Inc.(b,c)	305,825
16,590	VCA Antech, Inc.(b,c)	529,719	39,763	Avocent Corporation(b,c)	1,043,779
10,540	Wellcare Health Plans, Inc.(b,c)	516,987	8,120	Blackbaud, Inc.	184,324
12,750	West Pharmaceutical		13,110	Blackboard, Inc.(b,e)	379,666
	Services, Inc.(c)	462,570	34,828	Coherent, Inc.(b,c)	1,174,748

	Total Health Care	18,874,991	8,960	CommScope, Inc.(b,c)	281,523

			11,720	Cymer, Inc.(b)	544,511
Industrials (17.5%)			65,633	Digital Insight Corporation(b)	2,250,556
50,384	A.S.V., Inc.(b,c)	1,160,847	7,850	Digital River, Inc.(b,c)	317,062
31,959	AAR Corporation(b,c)	710,449	14,560	Digitas, Inc.(b)	169,187
8,280	Acuity Brands, Inc.(c)	322,175	4,400	Diodes, Inc.(b)	182,336
7,380	American Commercial		48,450	EMCORE Corporation(b,c)	465,120
	Lines, Inc.(b,c)	444,645	9,370	Euronet Worldwide, Inc.(b,c)	359,527
16,740	Barnes Group, Inc.(c)	333,963	78,480	Finisar Corporation(b,c)	256,630
7,240	Bucyrus International, Inc.(c)	365,620	10,270	FormFactor, Inc.(b)	458,350
25,896	CRA International, Inc.(b,c)	1,168,945	37,132	Global Imaging Systems, Inc.(b,c)	1,532,809
7,870	Energy Conversion		6,940	Heartland Payment
	Devices, Inc.(b,c)	286,704		Systems, Inc.(b,c)	193,487
28,225	Forward Air Corporation	1,149,604	27,049	Hyperion Solutions Corporation(b)	746,552
45,939	Gardner Denver, Inc.(b)	1,768,652	25,874	Informatica Corporation(b,c)	340,502
10,390	General Cable Corporation(b)	363,650	51,661	Intermec, Inc.(b,c)	1,185,103
16,840	Global Cash Access, Inc.(b,c)	263,209	8,000	Itron, Inc.(b,c)	474,080
6,580	Granite Construction, Inc.(c)	297,877	71,789	Jupitermedia Corporation(b,c)	933,257
13,117	ICT Group, Inc.(b)	321,760	8,160	MICROS Systems, Inc.(b,c)	356,429
15,192	IDEX Corporation(c)	717,062	14,330	Microsemi Corporation(b)	349,365
16,924	Kennametal, Inc.	1,053,519	10,500	MoneyGram International, Inc.(c)	356,475
6,350	Ladish Company, Inc.(b)	237,934	20,350	MPS Group, Inc.(b)	306,471
11,350	Navigant Consulting, Inc.(b,c)	257,078	46,920	Nuance Communications, Inc.(b,c)	472,015
7,000	Nordson Corporation	344,260	46,030	ON Semiconductor Corporation(b,c)	270,656
13,700	Pacer International, Inc.	446,346	41,370	Opsware, Inc.(b,c)	340,889
49,679	Shaw Group, Inc.(b,c)	1,381,076	19,254	Par Technology Corporation(b,c)	245,874

The accompanying Notes to Financial Statements are an integral part of this schedule.

77

Partner Small Cap Growth Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (97.2%)	Value	Shares	Common Stock (97.2%)	Value

Information Technology — continued			Materials (1.4%)

45,500	PMC-Sierra, Inc.(b,c)	$427,700	6,680	Aleris International, Inc.(b)	$306,278
12,270	Polycom, Inc.(b)	268,958	19,810	Hercules, Inc.(b,c)	302,301
14,700	Rackable Systems, Inc.(b)	580,503	4,570	Oregon Steel Mills, Inc.(b)	231,516
28,960	Redback Networks, Inc.(b,c)	531,126	12,190	Pan American Silver
19,305	Rogers Corporation(b)	1,087,644		Corporation(b)	219,298
10,750	Silicon Laboratories, Inc.(b,c)	377,862	4,980	RTI International Metals, Inc.(b,c)	278,083

8,610	Sirf Technology Holdings, Inc.(b,c)	277,414		Total Materials	1,337,476

14,250	Sohu.com, Inc.(b,c)	367,508
22,786	Trimble Navigation, Ltd.(b)	1,017,167	Telecommunications Services (1.0%)
11,910	Ultimate Software Group, Inc.(b)	228,196	18,810	SBA Communications Corporation(b)	491,693
101,347	ValueClick, Inc.(b,c)	1,555,676	30,340	Time Warner Telecom, Inc.(b,c)	450,549

14,510	Varian Semiconductor Equipment			Total Telecommunications
	Associates, Inc.(b,c)	473,171		Services	942,242

14,380	Witness Systems, Inc.(b,c)	290,045

	Total Information			Total Common Stock
	Technology	26,058,462		(cost $82,923,033)	90,394,451

The accompanying Notes to Financial Statements are an integral part of this schedule.

78

Partner Small Cap Growth Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (25.4%)	Rate(f)	Date	Value

23,592,753	Thrivent Financial Securities Lending Trust	5.230%	N/A	$23,592,753

	Total Collateral Held for Securities Loaned
	(cost $23,592,753)			23,592,753

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (3.9%)	Rate(f)	Date	Value

2,153,524	Thrivent Money Market Portfolio	4.950%	N/A	$2,153,524
$1,430,000	Windmill Funding	5.270	7/3/2006	1,429,581

	Total Short-Term Investments (at amortized cost)			3,583,105

	Total Investments (cost $110,098,891) 126.5%			$117,570,309

	Other Assets and Liabilities, Net (26.5%)			(24,663,284)

	Total Net Assets 100.0%			$92,907,025

(a) The categories of investments are shown as a percentage of total net assets.

(b) Non-income producing security.

(c) All or a portion of the security is on loan as discussed in item 2(L) of the Notes to Financial Statements.

(d) Denotes investments purchased on a when-issued basis.

(e) Designated as cover for long settling trades as discussed in the Notes to Financial Statements.

(f) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(g) Miscellaneous footnote: ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issued U.S. depository bank.

(h)Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$10,458,081
Gross unrealized depreciation	(2,986,663)

Net unrealized appreciation (depreciation)	$7,471,418
Cost for federal income tax purposes	$110,098,891

The accompanying Notes to Financial Statements are an integral part of this schedule.

79

Partner Small Cap Value Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (95.2%)	Value	Shares	Common Stock (95.2%)	Value

Consumer Discretionary (12.4%)			49,300	TETRA Technologies, Inc.(c)	$1,493,297
62,000	Aaron Rents, Inc.(b)	$1,666,560	36,000	Todco(b)	1,470,600
22,600	Building Materials Holding		31,000	W-H Energy Services, Inc.(c)	1,575,730
	Corporation(b)	629,862	46,500	Whiting Petroleum
25,500	Cavco Industries, Inc.(c)	1,133,220		Corporation(b,c)	1,946,955

30,500	CSS Industries, Inc.(b)	876,875		Total Energy	11,526,790

45,000	Cutter & Buck, Inc.	516,150
58,000	Dixie Group, Inc.(b,c)	770,820	Financials (20.4%)
39,000	Fred’s, Inc.(b)	520,650	32,000	Allied Capital Corporation(b)	920,640
50,000	Hancock Fabrics, Inc.(b)	167,000	16,400	American Capital Strategies, Ltd.(b)	549,072
82,000	Haverty Furniture		23,200	Boston Private Financial
	Companies, Inc.(b)	1,286,580		Holdings, Inc.(b)	647,280
120,000	IMPCO Technologies, Inc.(b,c)	1,280,400	41,800	Bristol West Holdings, Inc.(b)	668,800
45,000	Journal Register Company	403,200	38,400	East West Bancorp, Inc.	1,455,744
24,500	Matthews International		48,000	First Financial Fund, Inc.	756,967
	Corporation(b)	844,515	49,500	First Republic Bank	2,267,100
19,400	Orient Express Hotels, Ltd.(b)	753,496	67,000	Glenborough Realty Trust, Inc.(b)	1,443,180
37,000	RARE Hospitality		12,000	iShares Russell 2000 Value(b)	865,560
	International, Inc.(c)	1,064,120	9,500	Kilroy Realty Corporation	686,375
23,800	Ruby Tuesday, Inc.(b)	580,958	25,000	Kite Realty Group Trust	389,750
48,400	Saga Communications, Inc.(b,c)	438,504	28,000	LaSalle Hotel Properties	1,296,400
38,000	Shiloh Industries, Inc.(c)	571,520	2,700	Markel Corporation(c)	936,900
36,500	Stanley Furniture Company, Inc.(b)	874,905	20,000	Max Re Capital, Ltd.	436,800
37,000	Steak n Shake Company(b,c)	560,180	28,700	Midland Company(b)	1,090,026
87,400	Stein Mart, Inc.	1,293,520	37,300	National Health Realty, Inc.(b)	706,835
26,500	WCI Communities, Inc.(b,c)	533,710	54,000	Net Bank, Inc.(b)	358,020
28,500	Winnebago Industries, Inc.(b)	884,640	35,400	Ohio Casualty Corporation	1,052,442

	Total Consumer		12,400	Piper Jaffray Companies(c)	759,004
	Discretionary	17,651,385	9,000	Potlatch Corporation(b)	339,750

			47,200	ProAssurance Corporation(c)	2,274,096
Consumer Staples (1.6%)			33,000	Sandy Spring Bancorp, Inc.(b)	1,189,980
124,000	Alliance One International, Inc.(b,c)	550,560	36,000	Seabright Insurance Holdings(c)	579,960
29,500	Casey’s General Stores, Inc.	737,795	39,800	Strategic Hotel Capital, Inc.(b)	825,452
35,500	Nash Finch Company(b)	755,795	27,000	SVB Financial Group(b,c)	1,227,420
16,200	Wild Oats Markets, Inc.(b,c)	317,520	77,000	Texas Regional Bancshares, Inc.(b)	2,919,840

	Total Consumer Staples	2,361,670	29,000	Trammell Crow Company(b,c)	1,019,930

			30,500	Washington Real Estate
Energy (8.1%)				Investment Trust(b)	1,119,350
18,000	Atwood Oceanics, Inc.(b,c)	892,800	6,000	Wintrust Financial Corporation	305,100

12,000	Cimarex Energy Company(b)	516,000		Total Financials	29,087,773

39,000	Forest Oil Corporation(c)	1,293,240
23,900	Lone Star Technologies, Inc.(c)	1,291,078
57,000	Mariner Energy, Inc.(b,c)	1,047,090

The accompanying Notes to Financial Statements are an integral part of this schedule.

80

Partner Small Cap Value Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (95.2%)	Value	Shares	Common Stock (95.2%)	Value

Health Care (5.1%)			Information Technology (8.6%)
10,000	Analogic Corporation	$466,100	32,000	Applied Films Corporation(b,c)	$911,680
13,700	Arrow International, Inc.	450,319	26,000	ATMI, Inc.(b,c)	640,120
50,000	Capital Senior Living		115,500	Brooks Automation, Inc.(c)	1,362,900
	Corporation(c)	514,000	62,000	Catapult Communications
58,000	Diversa Corporation(b,c)	560,280		Corporation(b,c)	675,800
51,500	Myriad Genetics, Inc.(b,c)	1,300,375	77,000	Entegris, Inc.(c)	733,810
20,000	National Healthcare		177,000	Lattice Semiconductor
	Corporation(b)	891,000		Corporation(c)	1,093,860
56,500	Owens & Minor, Inc.	1,615,900	10,200	Littelfuse, Inc.(c)	350,676
23,400	Pharmion Corporation(b,c)	398,502	165,000	LookSmart, Ltd.(b,c)	534,600
31,600	West Pharmaceutical		56,000	Methode Electronics, Inc.	588,560
	Services, Inc.(b)	1,146,448	106,500	MPS Group, Inc.(b,c)	1,603,890

	Total Health Care	7,342,924	28,500	Progress Software Corporation(c)	667,185

			59,400	RSA Security, Inc.(b,c)	1,615,086
Industrials (22.4%)			175,000	S1 Corporation(b,c)	840,000
51,000	Accuride Corporation(b,c)	635,970	40,000	StarTek, Inc.	598,000

17,000	Ameron International			Total Information
	Corporation	1,139,340		Technology	12,216,167

44,500	Belden CDT, Inc.(b)	1,470,725
50,500	C&D Technologies, Inc.(b)	379,760	Materials (10.9%)
36,000	Circor International, Inc.	1,097,640	38,300	Airgas, Inc.	1,426,675
39,000	Dollar Thrifty Automotive		25,500	AptarGroup, Inc.	1,265,055
	Group, Inc.(b,c)	1,757,730	42,500	Arch Chemicals, Inc.	1,532,125
18,000	EDO Corporation(b)	438,120	15,800	Carpenter Technology
53,000	Electro Rent Corporation(c)	849,060		Corporation	1,824,900
19,500	ElkCorp(b)	541,515	16,000	Chesapeake Corporation	262,560
23,600	Franklin Electric Company, Inc.(b)	1,218,704	8,700	Deltic Timber Corporation(b)	490,419
42,000	FTI Consulting, Inc.(b,c)	1,124,340	18,200	Florida Rock Industries, Inc.(b)	903,994
33,000	G & K Services, Inc.(b)	1,131,900	57,000	Gibraltar Industries, Inc.	1,653,000
61,500	Genesee & Wyoming, Inc.(b,c)	2,181,405	31,700	Innospec, Inc.	805,814
20,000	Genlyte Group, Inc.(c)	1,448,600	39,300	MacDermid, Inc.(b)	1,131,840
73,000	Hub Group, Inc.(c)	1,790,690	35,000	Metal Management, Inc.	1,071,700
30,400	IDEX Corporation	1,434,880	11,300	Minerals Technologies, Inc.(b)	587,600
43,000	Insituform Technologies, Inc.(b,c)	984,270	58,800	Myers Industries, Inc.	1,010,772
45,000	JLG Industries, Inc.	1,012,500	75,000	Stillwater Mining Company(b,c)	951,000
54,000	Kirby Corporation(b,c)	2,133,000	56,800	Wausau-Mosinee Paper
56,700	LSI Industries, Inc.(b)	963,333		Corporation	707,160

27,000	Macquarie Infrastructure			Total Materials	15,624,614

	Company Trust(b)	744,930
48,100	McGrath Rentcorp	1,337,661	Telecommunications Services (0.5%)
30,600	Nordson Corporation	1,504,908	100,000	Premiere Global Services, Inc.(b,c)	755,000

66,000	Synagro Technologies, Inc.(b)	259,380		Total Telecommunications
91,000	Vitran Corporation, Inc.(c)	2,137,590		Services	755,000

26,000	Waste Connections, Inc.(c)	946,400
42,000	Woodward Governor Company	1,281,420

	Total Industrials	31,945,771

The accompanying Notes to Financial Statements are an integral part of this schedule.

81

Partner Small Cap Value Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (95.2%)	Value	Shares	Common Stock (95.2%)	Value

Utilities (5.2%)			38,000	UniSource Energy Corporation	$1,183,700
31,000	Black Hills Corporation(b)	$1,064,230	39,500	Vectren Corporation	1,076,375

66,000	Cleco Corporation(b)	1,534,500	Total Utilities		7,450,276

46,000	El Paso Electric Company(c)	927,360

4,700	Otter Tail Corporation(b)	128,451	Total Common Stock
49,000	Southwest Gas Corporation	1,535,660	(cost $114,250,585)		135,962,370

			Interest	Maturity
Shares	Collateral Held for Securities Loaned (24.9%)		Rate(d)	Date	Value

35,553,798	Thrivent Financial Securities Lending Trust		5.230%	N/A	$35,553,798

		Total Collateral Held for Securities Loaned
		(cost $35,553,798)			35,553,798

			Interest	Maturity
Shares	Short-Term Investments (4.8%)		Rate(d)	Date	Value

6,907,917	Thrivent Money Market Portfolio		4.950%	N/A	$6,907,917

		Total Short-Term Investments (at amortized cost)			6,907,917

		Total Investments (cost $156,712,300) 124.9%			$178,424,085

		Other Assets and Liabilities, Net (24.9%)			(35,624,718)

		Total Net Assets 100.0%			$142,799,367

(a) The categories of investments are shown as a percentage of total net assets.

(b) All or a portion of the security is on loan as discussed in item 2(L) of the Notes to Financial Statements.

(c) Non-income producing security.

(d) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(e) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$27,309,083
Gross unrealized depreciation	(5,597,298)

Net unrealized appreciation (depreciation)	$21,711,785
Cost for federal income tax purposes	$156,712,300

The accompanying Notes to Financial Statements are an integral part of this schedule.

82

Small Cap Stock Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (94.3%)	Value	Shares	Common Stock (94.3%)	Value

Consumer Discretionary (10.5%)			35,200	Performance Food Group
31,000	AnnTaylor Stores Corporation(b,c)	$1,344,780		Company(b,c)	$1,069,376
25,100	Autoliv, Inc.	1,419,907	47,950	Reddy Ice Holdings, Inc.(c)	975,782

20,700	California Pizza Kitchen, Inc.(b,c)	568,836		Total Consumer Staples	7,947,132

12,900	Children’s Place Retail
	Stores, Inc.(b,c)	774,645	Energy (6.3%)
38,400	Coldwater Creek, Inc.(b,c)	1,027,584	25,500	Cimarex Energy Company(c)	1,096,500
39,300	Desarrolladora Homex ADR(b,c)	1,289,433	34,300	Denbury Resources, Inc.(b)	1,086,281
40,900	DSW, Inc.(b,c)	1,489,578	14,700	Dril-Quip, Inc.(b,c)	1,211,868
22,800	GameStop Corporation(b)	957,600	16,100	Energy Transfer Partners, LP(c)	718,865
35,300	Genesco, Inc.(b)	1,195,611	17,600	FMC Technologies, Inc.(b)	1,187,296
52,900	Gentex Corporation(c)	740,600	38,200	Frontier Oil Corporation	1,237,680
62,150	Golf Galaxy, Inc.(b,c)	835,918	97,300	Global Industries, Ltd.(b,c)	1,624,910
109,500	Imax Corporation(b,c)	1,003,020	11,900	Helmerich & Payne, Inc.	717,094
136,600	Interface, Inc.(b)	1,564,070	63,900	Key Energy Services, Inc.(b)	974,475
24,500	International Speedway		34,300	Oil States International, Inc.(b,c)	1,175,804
	Corporation(c)	1,136,065	11,300	Overseas Shipholding Group, Inc.	668,395
38,425	Joseph A. Bank Clothiers, Inc.(b,c)	920,663	19,200	Peabody Energy Corporation	1,070,400
13,184	M.D.C. Holdings, Inc.(c)	684,645	42,200	Petrohawk Energy Corporation(b,c)	531,720
25,200	Meredith Corporation	1,248,408	13,700	Petroleum Development
29,500	Modine Manufacturing			Corporation(b)	516,490
	Company(c)	689,120	41,800	Pioneer Drilling Company(b)	645,392
24,700	Nordstrom, Inc.(c)	901,550	38,850	Range Resources Corporation(c)	1,056,332
51,200	Penn National Gaming, Inc.(b)	1,985,536	53,700	Superior Energy Services, Inc.(b)	1,820,430
43,000	Pool Corporation(c)	1,876,090	11,100	Tesoro Petroleum Corporation	825,396
72,600	Quiksilver, Inc.(b,c)	884,268	18,300	Todco(c)	747,555
31,500	R.H. Donnelley Corporation(c)	1,703,205	3,900	Ultra Petroleum Corporation(b)	231,153
34,500	Red Robin Gourmet		25,500	Veritas DGC, Inc.(b,c)	1,315,290
	Burgers, Inc.(b,c)	1,468,320	37,100	W-H Energy Services, Inc.(b,c)	1,885,793
58,300	Scientific Games Corporation(b,c)	2,076,646	32,400	World Fuel Services
74,425	Shuffle Master, Inc.(b,c)	2,439,652		Corporation(c)	1,480,356

76,900	Sonic Corporation(b)	1,598,751		Total Energy	23,825,475

35,800	Steiner Leisure, Ltd.(b)	1,415,174
88,500	Texas Roadhouse, Inc.(b,c)	1,196,520	Financials (19.8%)
22,900	Tractor Supply Company(b)	1,265,683	33,950	Affiliated Managers
86,000	Wolverine World Wide, Inc.	2,006,380		Group, Inc.(b,c)	2,949,916

	Total Consumer		18,800	Alexandria Real Estate
	Discretionary	39,708,258		Equities, Inc.	1,667,184

			31,700	AmerUs Group Company(c)	1,856,035
Consumer Staples (2.1%)			49,350	Argonaut Group, Inc.(b,c)	1,482,474
97,200	Casey’s General Stores, Inc.	2,430,972	81,700	Ashford Hospitality Trust(c)	1,031,054
25,900	Central Garden & Pet		57,400	Asset Acceptance Capital
	Company(b,c)	1,114,995		Corporation(b,c)	1,136,520
24,600	Chattem, Inc.(b,c)	747,102	77,500	Assured Guaranty, Ltd.	1,966,175
22,300	Dean Foods Company(b,c)	829,337	65,450	BioMed Realty Trust, Inc.	1,959,573
43,600	Elizabeth Arden, Inc.(b,c)	779,568

The accompanying Notes to Financial Statements are an integral part of this schedule.

83

Small Cap Stock Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (94.3%)	Value	Shares	Common Stock (94.3%)	Value

Financials — continued			Health Care (11.7%)
33,918	BOK Financial Corporation	$1,684,707	33,300	Advanced Medical Optics, Inc.(b,c)	$1,688,310
106,500	Cardinal Financial Corporation(c)	1,237,530	29,700	ArthroCare Corporation(b,c)	1,247,697
25,200	Center Financial Corporation(c)	595,728	73,800	BioMarin Pharmaceutical, Inc.(b)	1,060,506
67,800	Colonial BancGroup, Inc.	1,741,104	53,000	Conor Medsystems, Inc.(b,c)	1,462,270
37,200	Cullen/Frost Bankers, Inc.(c)	2,131,560	13,400	Covance, Inc.(b)	820,348
39,700	Dollar Financial Corporation(b)	714,600	42,700	Cubist Pharmaceuticals, Inc.(b,c)	1,075,186
33,900	EastGroup Properties, Inc.(c)	1,582,452	20,600	Cyberonics, Inc.(b,c)	439,192
53,600	Equity Inns, Inc.(c)	887,616	41,900	Dade Behring Holdings, Inc.	1,744,716
64,600	FelCor Lodging Trust, Inc.	1,404,404	121,000	DepoMed, Inc.(b,c)	710,270
35,600	First Community Bancorp, Inc.	2,103,248	88,300	Dexcom, Inc.(b,c)	1,199,114
31,500	Greenhill & Company, Inc.(c)	1,913,940	31,000	Digene Corporation(b,c)	1,200,940
119,150	HCC Insurance Holdings, Inc.	3,507,776	43,800	Exelixis, Inc.(b,c)	440,190
30,600	Home Properties, Inc.(c)	1,698,606	28,100	Genesis Healthcare
29,000	iShares Russell Microcap			Corporation(b,c)	1,331,097
	Index Fund(c)	1,561,940	29,900	Haemonetics Corporation(b,c)	1,390,649
121,400	iShares S&P SmallCap 600		26,200	Healthways, Inc.(b)	1,379,168
	Index Fund(c)	7,513,445	23,700	Henry Schein, Inc.(b)	1,107,501
39,900	LaSalle Hotel Properties	1,847,370	39,800	Integra LifeSciences Holdings
32,556	Mercantile Bank Corporation	1,297,357		Corporation(b,c)	1,544,638
33,500	Mid-America Apartment		14,300	Intuitive Surgical, Inc.(b,c)	1,686,971
	Communities, Inc.	1,867,625	16,800	Keryx BioPharmaceuticals, Inc.(b,c)	238,560
87,850	Nexity Financial Corporation(b)	1,098,125	29,400	Kyphon, Inc.(b,c)	1,127,784
50,600	Philadelphia Consolidated		26,600	LifePoint Hospitals, Inc.(b,c)	854,658
	Holding Corporation(b)	1,536,216	112,700	NeoPharm, Inc.(b,c)	600,691
41,600	Piper Jaffray Companies(b)	2,546,336	113,200	NovaMed, Inc.(b,c)	764,100
64,700	Platinum Underwriters		48,600	NuVasive, Inc.(b,c)	885,978
	Holdings, Ltd.(c)	1,810,306	26,200	PDL BioPharma, Inc.(b,c)	482,342
77,300	PowerShares Zacks		20,200	Pediatrix Medical Group, Inc.(b)	915,060
	Micro Cap Portfolio	1,263,082	53,400	Pharmaceutical Product
38,500	ProAssurance Corporation(b)	1,854,930		Development, Inc.(c)	1,875,408
15,200	RLI Corporation	732,336	105,100	PSS World Medical, Inc.(b,c)	1,855,015
18,500	Selective Insurance Group, Inc.(c)	1,033,595	36,400	Psychiatric Solutions, Inc.(c)	1,043,224
21,300	SL Green Realty Corporation	2,331,711	46,200	ResMed, Inc.(b,c)	2,169,090
30,400	Sovran Self Storage, Inc.	1,544,016	145,600	Savient Pharmaceuticals, Inc.(b,c)	764,400
101,600	Sterling Bancshares, Inc.	1,905,000	39,500	Sierra Health Services, Inc.(b)	1,778,685
62,700	Strategic Hotel Capital, Inc.(c)	1,300,398	18,500	Triad Hospitals, Inc.(b,c)	732,230
12,450	Taylor Capital Group, Inc.	508,084	23,300	Universal Health Services, Inc.	1,171,058
24,800	Tower Group, Inc.(c)	750,200	34,800	Varian, Inc.(b)	1,444,548
44,000	UCBH Holdings, Inc.(c)	727,760	18,300	VCA Antech, Inc.(b)	584,319
72,350	Virginia Commerce		32,100	Ventana Medical Systems, Inc.(b,c)	1,514,478
	Bancorp, Inc.(b,c)	1,729,165	24,000	Vertex Pharmaceuticals, Inc.(b,c)	881,040
60,603	Washington Federal, Inc.(c)	1,405,384	15,200	Wellcare Health Plans, Inc.(b,c)	745,560

23,300	Westamerica Bancorporation(c)	1,141,001		Total Health Care	43,956,991

	Total Financials	74,557,584

The accompanying Notes to Financial Statements are an integral part of this schedule.

84

Small Cap Stock Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (94.3%)	Value	Shares	Common Stock (94.3%)	Value

Industrials (17.5%)			17,300	CACI International, Inc.(b,c)	$1,009,109
25,800	American Commercial		15,900	Citrix Systems, Inc.(b)	638,226
	Lines, Inc.(b,c)	$1,554,450	82,200	CNET Networks, Inc.(b,c)	655,956
89,100	Baldor Electric Company(c)	2,787,939	23,400	Cymer, Inc.(b,c)	1,087,164
82,975	Beacon Roofing Supply, Inc.(b,c)	1,826,280	52,400	Cypress Semiconductor
31,900	Consolidated Graphics, Inc.(b)	1,660,714		Corporation(b,c)	761,896
38,000	DRS Technologies, Inc.(c)	1,852,500	129,700	Digitas, Inc.(b,c)	1,507,114
33,700	ElkCorp(c)	935,849	25,250	Diodes, Inc.(b,c)	1,046,360
73,100	Gardner Denver, Inc.(b)	2,814,350	81,700	ECI Telecom, Ltd.(b)	658,502
44,000	GATX Corporation(c)	1,870,000	2,016	Ectel, Ltd.(b)	8,872
75,225	Genesee & Wyoming, Inc.(b,c)	2,668,231	30,000	eFunds Corporation(b)	661,500
43,500	Genlyte Group, Inc.(b,c)	3,150,705	155,100	Entrust, Inc.(b,c)	528,891
65,000	Hub Group, Inc.(b)	1,594,450	41,700	Euronet Worldwide, Inc.(b,c)	1,600,029
62,100	Huron Consulting Group, Inc.(b,c)	2,179,089	14,500	F5 Networks, Inc.(b)	775,460
45,900	IDEX Corporation	2,166,480	22,800	Fairchild Semiconductor
105,200	Interline Brands, Inc.(b)	2,459,576		International, Inc.(b)	414,276
20,000	Jacobs Engineering Group, Inc.(b)	1,592,800	19,900	FileNet Corporation(b)	535,907
77,800	JB Hunt Transport Services, Inc.	1,937,998	62,600	FLIR Systems, Inc.(b,c)	1,380,956
63,700	JetBlue Airways Corporation(b,c)	773,318	22,600	FormFactor, Inc.(b,c)	1,008,638
56,700	Kirby Corporation(b,c)	2,239,650	38,300	Global Payments, Inc.	1,859,465
70,200	Labor Ready, Inc.(b)	1,590,030	49,900	Hutchinson Technology, Inc.(b,c)	1,079,337
49,600	Landstar System, Inc.	2,342,608	47,500	Hyperion Solutions Corporation(b)	1,311,000
45,100	Manitowoc Company, Inc.	2,006,950	64,700	Informatica Corporation(b,c)	851,452
48,000	McGrath Rentcorp(c)	1,334,880	91,200	Ingram Micro, Inc.(b)	1,653,456
42,700	MSC Industrial Direct		83,700	Insight Enterprises, Inc.(b)	1,594,485
	Company, Inc.(c)	2,031,239	115,200	Integrated Device
50,100	Oshkosh Truck Corporation	2,380,752		Technology, Inc.(b,c)	1,633,536
71,200	Pacer International, Inc.(c)	2,319,696	8,800	International Rectifier
39,600	Pall Corporation(c)	1,108,800		Corporation(b,c)	343,904
31,600	Precision Castparts Corporation	1,888,416	94,300	Ixia(b,c)	848,700
54,500	Roper Industries, Inc.(c)	2,547,875	58,600	J2 Global Communication, Inc.(b,c)	1,829,492
65,600	SkyWest, Inc.	1,626,880	30,600	Kronos, Inc.(b)	1,108,026
81,600	Standard Parking Corporation(b,c)	2,209,728	29,500	Macrovision Corporation(b,c)	634,840
73,500	URS Corporation(b)	3,087,000	65,600	Mercury Computer
45,200	Waste Connections, Inc.(b,c)	1,645,280		Systems, Inc.(b,c)	1,009,584
51,700	Watson Wyatt Worldwide, Inc.(c)	1,816,738	84,600	Micrel, Inc.(b,c)	846,846

	Total Industrials	66,001,251	25,200	Microsemi Corporation(b,c)	614,376

			26,600	MoneyGram International, Inc.	903,070
Information Technology (17.4%)			109,400	MPS Group, Inc.(b,c)	1,647,564
26,100	ADTRAN, Inc.	585,423	68,000	Parametric Technology
48,900	Avocent Corporation(b,c)	1,283,625		Corporation(b,c)	864,280
98,000	Axcelis Technologies, Inc.(b,c)	578,200	57,000	Photronics, Inc.(b,c)	843,600
70,800	BEA Systems, Inc.(b)	926,772	74,100	Polycom, Inc.(b,c)	1,624,272
100,500	Benchmark Electronics, Inc.(b,c)	2,424,060	110,600	Powerwave Technologies, Inc.(b,c)	1,008,672
101,300	Brocade Communications(b,c)	621,982	37,300	Progress Software Corporation(b)	873,193

The accompanying Notes to Financial Statements are an integral part of this schedule.

85

Small Cap Stock Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (94.3%)	Value	Shares	Common Stock (94.3%)	Value

Information Technology — continued			39,100	Lubrizol Corporation	$1,558,135
78,200	QLogic Corporation(b,c)	$1,348,168	14,200	Metal Management, Inc.	434,804
99,800	Sapient Corporation(b,c)	528,940	24,600	NOVA Chemicals Corporation(c)	708,234
61,300	ScanSource, Inc.(b,c)	1,797,316	41,900	Pactiv Corporation(b,c)	1,037,025
63,600	Sierra Wireless, Inc.(b,c)	1,147,344	4,300	Reliance Steel &
58,500	Silicon Image, Inc.(b)	630,630		Aluminum Company	356,685
158,700	STATS ChipPAC, Ltd.(b,c)	993,462	86,600	RPM International, Inc.(c)	1,558,800
91,500	Stellent, Inc.(c)	873,825	14,700	RTI International Metals, Inc.(b,c)	820,848
41,900	Sybase, Inc.(b,c)	812,860	39,100	Silgan Holdings, Inc.	1,447,091
27,100	Synopsys, Inc.(b)	508,667	30,400	Steel Dynamics, Inc.(c)	1,998,496
25,700	Tech Data Corporation(b)	984,567	42,000	Stillwater Mining Company(b,c)	532,560

138,300	TIBCO Software, Inc.(b,c)	975,015		Total Materials	23,115,120

31,300	Transaction Systems
	Architects, Inc.(b)	1,304,897	Telecommunications Services (0.7%)
59,500	Trimble Navigation, Ltd.(b)	2,656,080	80,750	Iowa Telecommunications
41,300	Varian Semiconductor Equipment			Services, Inc.(c)	1,527,790
	Associates, Inc.(b,c)	1,346,793	94,450	Valor Communications
41,600	ViaSat, Inc.(b)	1,068,288		Group, Inc.(c)	1,081,452

187,700	Vitria Technology, Inc.(b,c)	533,068		Total Telecommunications
93,700	webMethods, Inc.(b,c)	924,819		Services	2,609,242

100,200	Wind River Systems, Inc.(b,c)	891,780
24,100	Zebra Technologies Corporation(b)	823,256	Utilities (2.2%)

	Total Information		21,800	AGL Resources, Inc.(c)	831,016
	Technology	65,831,843	35,600	Alliant Energy Corporation(c)	1,221,080

			41,800	Aqua America, Inc.(c)	952,622
Materials (6.1%)			44,400	Energen Corporation	1,705,404
55,200	Airgas, Inc.	2,056,200	28,300	OGE Energy Corporation	991,349
38,700	Albemarle Corporation(c)	1,852,956	44,100	Piedmont Natural Gas
9,400	Aleris International, Inc.(b)	430,990		Company, Inc.(c)	1,071,630
46,400	Bemis Company, Inc.(c)	1,420,768	28,100	PNM Resources, Inc.(c)	701,376
15,800	Century Aluminum Company(b,c)	563,902	34,900	Westar Energy, Inc.	767,800

43,300	Commercial Metals Company	1,112,810		Total Utilities	8,242,277

36,100	Crown Holdings, Inc.(b)	562,077

20,000	Eagle Materials, Inc.	950,000		Total Common Stock
34,950	Florida Rock Industries, Inc.(c)	1,735,966		(cost $300,901,296)	355,795,173

30,700	FMC Corporation(c)	1,976,773

The accompanying Notes to Financial Statements are an integral part of this schedule.

86

Small Cap Stock Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (24.6%)	Rate(d)	Date	Value

92,908,067	Thrivent Financial Securities Lending Trust	5.230%	N/A	$92,908,067

	Total Collateral Held for Securities Loaned
	(cost $92,908,067)			92,908,067

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (5.6%)	Rate(d)	Date	Value

14,013,594	Thrivent Money Market Portfolio	4.950%	N/A	$14,013,594
$7,260,000	UBS Americas, Inc.	5.280	7/3/2006	7,257,870

	Total Short-Term Investments (at amortized cost)			21,271,464

	Total Investments (cost $415,080,827) 124.5%			$469,974,704

	Other Assets and Liabilities, Net (24.5%)			(92,450,180)

	Total Net Assets 100.0%			$377,524,524

(a) The categories of investments are shown as a percentage of total net assets.

(b) Non-income producing security.

(c) All or a portion of the security is on loan as discussed in item 2(L) of the Notes to Financial Statements.

(d) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(e) Miscellaneous footnote: ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

(f) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$64,172,072
Gross unrealized depreciation	(9,278,195)

Net unrealized appreciation (depreciation)	$54,893,877
Cost for federal income tax purposes	$415,080,827

The accompanying Notes to Financial Statements are an integral part of this schedule.

87

Small Cap Index Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (97.8%)	Value	Shares	Common Stock (97.8%)	Value

Consumer Discretionary (14.8%)			12,675	Joseph A. Bank Clothiers, Inc.(b,c)	$303,693
10,700	4Kids Entertainment, Inc.(b,c)	$173,447	38,400	K2, Inc.(b,c)	420,096
39,175	Aaron Rents, Inc.(c)	1,053,024	20,900	Kellwood Company(c)	611,743
26,050	ADVO, Inc.(c)	641,090	21,300	K-Swiss, Inc.(c)	568,710
24,500	Arbitron, Inc.(c)	939,085	13,900	Landry’s Restaurants, Inc.(c)	451,055
10,500	Arctic Cat, Inc.(c)	204,855	42,100	La-Z-Boy, Inc.(c)	589,400
11,900	Ashworth, Inc.(b)	107,100	11,500	Lenox Group, Inc.(b)	81,535
15,000	Audiovox Corporation(b,c)	204,900	11,500	Libbey, Inc.(c)	84,525
29,300	Aztar Corporation(b,c)	1,522,428	51,900	Live Nation, Inc.(b,c)	1,056,684
27,800	Bally Total Fitness		37,800	LKQ Corporation(b,c)	718,200
	Holding Corporation(b,c)	188,484	14,900	Lone Star Steakhouse &
9,700	Bassett Furniture Industries, Inc.(c)	179,547		Saloon, Inc.	390,827
23,250	Brown Shoe Company, Inc.(c)	792,360	10,100	M/I Homes, Inc.(c)	354,308
23,500	Building Materials Holding		17,900	Marcus Corporation(c)	373,752
	Corporation(c)	654,945	13,600	MarineMax, Inc.(b,c)	356,728
25,600	Cato Corporation	661,760	43,400	Men’s Wearhouse, Inc.(c)	1,315,020
27,125	CEC Entertainment, Inc.(b)	871,255	18,300	Meritage Homes Corporation(b,c)	864,675
62,100	Champion Enterprises, Inc.(b,c)	685,584	9,900	Midas, Inc.(b)	182,160
18,000	Children’s Place		21,800	Monaco Coach Corporation(c)	276,860
	Retail Stores, Inc.(b,c)	1,080,900	22,100	Multimedia Games, Inc.(b,c)	223,873
29,425	Christopher & Banks		3,900	National Presto Industries, Inc.	203,892
	Corporation(c)	853,325	26,700	Nautilus Group, Inc.(c)	419,457
11,500	Coachmen Industries, Inc.(c)	137,310	4,020	NVR, Inc.(b,c)	1,974,825
18,000	Cost Plus, Inc.(b,c)	263,880	19,000	O’Charley’s, Inc.(b)	323,000
4,500	CPI Corporation(c)	138,150	12,000	Oxford Industries, Inc.(c)	472,920
8,800	Deckers Outdoor Corporation(b,c)	339,328	21,600	P.F. Chang’s China Bistro, Inc.(b,c)	821,232
37,100	Dress Barn, Inc.(b,c)	940,485	25,500	Panera Bread Company(b,c)	1,714,620
12,500	Drew Industries, Inc.(b)	405,000	18,900	Papa John’s International, Inc.(b,c)	627,480
26,950	Ethan Allen Interiors, Inc.(c)	985,022	44,200	Pep Boys - Manny, Moe & Jack(c)	518,466
35,400	Finish Line, Inc.(c)	418,782	19,500	PetMed Express, Inc.(b,c)	213,915
51,900	Fleetwood Enterprises, Inc.(b,c)	391,326	39,100	Phillips-Van Heusen Corporation	1,492,056
37,737	Fossil, Inc.(b,c)	679,643	39,000	Pinnacle Entertainment, Inc.(b,c)	1,195,350
32,450	Fred’s, Inc.(c)	433,208	33,700	Polaris Industries, Inc.(c)	1,459,210
19,000	Genesco, Inc.(b,c)	643,530	43,112	Pool Corporation(c)	1,880,977
17,800	Group 1 Automotive, Inc.(c)	1,002,852	8,100	Pre-Paid Legal Services, Inc.(c)	279,450
21,400	Guitar Center, Inc.(b,c)	951,658	94,700	Quiksilver, Inc.(b,c)	1,153,446
26,500	Gymboree Corporation(b)	921,140	64,300	Radio One, Inc.(b,c)	475,820
15,600	Hancock Fabrics, Inc.(c)	52,104	27,650	RARE Hospitality
18,400	Haverty Furniture			International, Inc.(b)	795,214
	Companies, Inc.(c)	288,696	16,800	RC2 Corporation(b)	649,488
29,250	Hibbett Sporting Goods, Inc.(b,c)	699,075	11,900	Red Robin Gourmet Burgers, Inc.(b,c)	506,464
35,975	Hot Topic, Inc.(b,c)	414,072	9,700	Russ Berrie and Company, Inc.(b,c)	118,922
15,000	IHOP Corporation(c)	721,200	27,100	Russell Corporation	492,136
40,100	Interface, Inc.(b)	459,145	34,400	Ryan’s Restaurant Group, Inc.(b)	409,704
28,800	Jack in the Box, Inc.(b)	1,128,960	43,750	Select Comfort Corporation(b,c)	1,004,938
22,400	JAKKS Pacific, Inc.(b,c)	450,016	28,425	Shuffle Master, Inc.(b,c)	931,772
19,630	Jo-Ann Stores, Inc.(b,c)	287,580	21,000	Skechers USA, Inc.(b,c)	506,310

The accompanying Notes to Financial Statements are an integral part of this schedule.

88

Small Cap Index Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (97.8%)	Value	Shares	Common Stock (97.8%)	Value

Consumer Discretionary — continued			28,200	Performance Food
5,600	Skyline Corporation	$239,568		Group Company(b,c)	$856,716
24,500	Sonic Automotive, Inc.(c)	543,410	51,800	Playtex Products, Inc.(b,c)	540,274
69,852	Sonic Corporation(b,c)	1,452,223	21,600	Ralcorp Holdings, Inc.(b,c)	918,648
21,800	Stage Stores, Inc.(c)	719,400	11,600	Sanderson Farms, Inc.(c)	324,684
15,900	Stamps.com, Inc.(b,c)	442,338	30,800	Spectrum Brands, Inc.(b,c)	397,936
9,700	Standard Motor Products, Inc.	80,898	25,300	TreeHouse Foods, Inc.(b)	604,417
54,100	Standard Pacific Corporation(c)	1,390,370	34,400	United Natural Foods, Inc.(b,c)	1,135,888
23,017	Steak n Shake Company(b,c)	348,477	8,100	USANA Health Sciences, Inc.(b,c)	306,990
21,700	Stein Mart, Inc.	321,160	13,870	WD-40 Company(c)	465,616

30,000	Stride Rite Corporation(c)	395,700		Total Consumer Staples	17,690,272

17,600	Sturm, Ruger & Company, Inc.(c)	110,000
18,700	Superior Industries		Energy (8.8%)
	International, Inc.(c)	342,023	22,000	Atwood Oceanics, Inc.(b,c)	1,091,200
26,600	Too, Inc.(b,c)	1,021,174	19,000	Bristow Group, Inc.(b,c)	684,000
27,600	Tractor Supply Company(b,c)	1,525,452	39,800	Cabot Oil & Gas Corporation	1,950,200
51,000	Triarc Companies, Inc.(c)	797,130	16,300	Carbo Ceramics, Inc.(c)	800,819
21,300	Tuesday Morning Corporation(c)	280,095	67,300	Cimarex Energy Company	2,893,896
18,800	Universal Technical		6,600	Dril-Quip, Inc.(b,c)	544,104
	Institute, Inc.(b,c)	413,976	92,200	Frontier Oil Corporation(c)	2,987,280
8,100	Vertrue, Inc.(b,c)	348,543	73,300	Helix Energy Solutions
26,500	Winnebago Industries, Inc.(c)	822,560		Group, Inc.(b,c)	2,958,388
18,600	WMS Industries, Inc.(b,c)	509,454	16,000	Hydril Company(b,c)	1,256,320
45,400	Wolverine World Wide, Inc.(c)	1,059,182	57,400	Input/Output, Inc.(b,c)	542,430
39,300	Zale Corporation(b,c)	946,737	25,000	Lone Star Technologies, Inc.(b)	1,350,500

	Total Consumer		12,100	Lufkin Industries, Inc.(c)	719,103
	Discretionary	67,941,029	66,800	Massey Energy Company(c)	2,404,800

			30,100	Maverick Tube Corporation(b,c)	1,902,019
Consumer Staples (3.9%)			18,300	NS Group, Inc.(b)	1,007,964
71,100	Alliance One International, Inc.(b,c)	315,684	43,800	Oceaneering International, Inc.(b,c)	2,008,230
15,100	American Italian		15,100	Penn Virginia Corporation	1,055,188
	Pasta Company(b,c)	129,256	13,300	Petroleum Development
41,000	Casey’s General Stores, Inc.	1,025,410		Corporation(b)	501,410
60,400	Corn Products International, Inc.(c)	1,848,240	19,300	Remington Oil and
28,900	Delta & Pine Land Company(c)	849,660		Gas Corporation(b,c)	848,621
43,050	Flowers Foods, Inc.	1,232,952	16,950	SEACOR Holdings, Inc.(b)	1,391,595
15,000	Great Atlantic & Pacific Tea		46,500	St. Mary Land &
	Company, Inc.(c)	340,800		Exploration Company(c)	1,871,625
31,300	Hain Celestial Group, Inc.(b,c)	806,288	22,200	Stone Energy Corporation(b)	1,033,410
10,500	Hansen Natural Corporation(b,c)	1,998,885	23,700	Swift Energy Company(b,c)	1,017,441
11,100	J & J Snack Foods Corporation	367,077	58,150	TETRA Technologies, Inc.(b)	1,761,364
24,700	Lance, Inc.(c)	568,594	37,600	Unit Corporation(b,c)	2,139,064
21,800	Longs Drug Stores Corporation(c)	994,516	29,100	Veritas DGC, Inc.(b,c)	1,500,978
10,900	Nash Finch Company(c)	232,061	24,000	W-H Energy Services, Inc.(b)	1,219,920
45,400	NBTY, Inc.(b)	1,085,514	22,400	World Fuel Services Corporation(c)	1,023,456

11,400	Peet’s Coffee & Tea, Inc.(b,c)	344,166		Total Energy	40,465,325

The accompanying Notes to Financial Statements are an integral part of this schedule.

89

Small Cap Index Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (97.8%)	Value	Shares	Common Stock (97.8%)	Value

Financials (15.6%)			49,400	LaBranche & Company, Inc.(b,c)	$598,234
25,900	Acadia Realty Trust(c)	$612,535	14,200	LandAmerica Financial
15,100	Anchor BanCorp Wisconsin, Inc.(c)	455,567		Group, Inc.(c)	917,320
49,600	Bank Mutual Corporation	606,112	43,100	Lexington Corporate
37,100	BankAtlantic Bancorp, Inc.(c)	550,564		Properties Trust	930,960
26,200	BankUnited Financial Corporation	799,624	16,600	LTC Properties, Inc.	371,010
28,800	Boston Private Financial		23,600	MAF Bancorp, Inc.(c)	1,011,024
	Holdings, Inc.(c)	803,520	16,400	Nara Bancorp, Inc.(c)	307,500
50,200	Brookline Bancorp, Inc.	691,254	45,950	New Century Financial
24,100	Cash America International, Inc.	771,200		Corporation(c)	2,102,212
25,000	Central Pacific		11,600	Parkway Properties, Inc.(c)	527,800
	Financial Corporation(c)	967,500	45,400	Philadelphia Consolidated
38,218	Chittenden Corporation	987,935		Holding Corporation(b,c)	1,378,344
37,300	Colonial Properties Trust	1,842,620	16,900	Piper Jaffray Companies(b,c)	1,034,449
47,200	Commercial Net Lease Realty(c)	941,640	12,900	Portfolio Recovery
24,400	Community Bank System, Inc.(c)	492,148		Associates, Inc.(b,c)	589,530
34,866	Delphi Financial Group, Inc.(c)	1,267,710	17,700	Presidential Life Corporation(c)	435,066
22,075	Dime Community Bancshares(c)	299,558	14,400	PrivateBancorp, Inc.(c)	596,304
17,065	Downey Financial Corporation(c)	1,157,860	25,500	ProAssurance Corporation(b,c)	1,228,590
49,500	East West Bancorp, Inc.(c)	1,876,545	20,600	Prosperity Bancshares, Inc.(c)	677,534
18,100	EastGroup Properties, Inc.(c)	844,908	26,864	Provident Bankshares
21,600	Entertainment Properties Trust	929,880		Corporation(c)	977,581
18,700	Essex Property Trust, Inc.(c)	2,088,042	60,829	Republic Bancorp, Inc.(c)	753,671
18,300	Fidelity Bankshares, Inc.	582,306	17,300	Rewards Network, Inc.(b,c)	141,341
22,150	Financial Federal Corporation(c)	615,992	17,500	RLI Corporation(c)	843,150
65,800	First BanCorp	611,940	11,600	Safety Insurance Group, Inc.	551,580
57,600	First Commonwealth		8,200	SCPIE Holdings, Inc.(b)	190,650
	Financial Corporation(c)	731,520	22,500	Selective Insurance Group, Inc.(c)	1,257,075
10,800	First Indiana Corporation(c)	281,124	38,600	Shurgard Storage Centers, Inc.	2,412,500
40,712	First Midwest Bancorp, Inc.(c)	1,509,601	61,200	South Financial Group, Inc.(c)	1,616,292
19,600	First Republic Bank	897,680	14,500	Sovran Self Storage, Inc.	736,455
13,700	FirstFed Financial Corporation(b,c)	790,079	15,400	Sterling Bancorp(c)	300,300
29,000	Flagstar Bancorp, Inc.(c)	462,840	37,300	Sterling Bancshares, Inc.	699,375
19,100	Franklin Bank Corporation(b,c)	385,629	28,615	Sterling Financial Corporation(c)	873,044
53,300	Fremont General Corporation(c)	989,248	15,000	Stewart Information
26,400	Glacier Bancorp, Inc.(c)	772,728		Services Corporation(c)	544,650
26,300	Glenborough Realty Trust, Inc.(c)	566,502	42,200	Susquehanna Bancshares, Inc.	1,008,580
32,300	Hanmi Financial Corporation(c)	627,912	13,051	SWS Group, Inc.(c)	314,790
16,000	Harbor Florida Bancshares, Inc.(c)	594,240	18,800	Tradestation Group Inc.(b,c)	238,196
29,500	Hilb, Rogal and Hobbs Company	1,099,465	61,182	TrustCo Bank Corporation NY(c)	674,226
15,800	Independent Bank Corporation(c)	415,540	77,000	UCBH Holdings, Inc.(c)	1,273,580
16,900	Infinity Property &		46,900	Umpqua Holdings Corporation(c)	1,202,985
	Casualty Corporation	692,900	30,000	United Bankshares, Inc.	1,098,900
35,200	Investment Technology		16,000	United Fire & Casual Company(c)	482,080
	Group, Inc.(b)	1,790,272	53,600	Whitney Holding Corporation	1,895,832
15,200	Irwin Financial Corporation(c)	294,728	12,500	Wilshire Bancorp, Inc.(c)	225,250
26,000	Kilroy Realty Corporation(c)	1,878,500	19,800	Wintrust Financial Corporation(c)	1,006,830

The accompanying Notes to Financial Statements are an integral part of this schedule.

90

Small Cap Index Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (97.8%)	Value	Shares	Common Stock (97.8%)	Value

Financials — continued			14,500	Integra LifeSciences
15,112	World Acceptance Corporation(b,c)	$536,778		Holdings Corporation(b,c)	$562,745
30,000	Zenith National		31,665	Intermagnetics General
	Insurance Corporation	1,190,100		Corporation(b,c)	854,322

	Total Financials	71,329,136	26,000	Invacare Corporation(c)	646,880

			23,700	inVentiv Health, Inc.(b)	682,086
Health Care (11.7%)			9,900	Kendle International, Inc.(b)	363,627
34,700	Alpharma, Inc.	834,188	8,200	Kensey Nash Corporation(b,c)	241,900
13,000	Amedisys, Inc.(b,c)	492,700	16,400	Laserscope(b,c)	505,284
56,800	American Medical Systems		16,850	LCA-Vision, Inc.(c)	891,534
	Holdings, Inc.(b)	945,720	17,000	Matria Healthcare, Inc.(b,c)	364,140
42,100	AMERIGROUP Corporation(b,c)	1,306,784	31,100	Mentor Corporation(c)	1,352,850
24,250	AmSurg Corporation(b,c)	551,688	22,200	Merit Medical Systems, Inc.(b,c)	305,472
11,400	Analogic Corporation(c)	531,354	63,600	MGI Pharma, Inc.(b,c)	1,367,400
29,000	ArQule, Inc.(b,c)	163,560	19,200	Noven Pharmaceuticals, Inc.(b,c)	343,680
21,300	ArthroCare Corporation(b,c)	894,813	28,100	Odyssey Healthcare, Inc.(b,c)	493,717
18,900	BioLase Technology, Inc.(b,c)	158,760	14,100	Osteotech, Inc.(b,c)	56,964
14,000	Biosite, Inc.(b,c)	639,240	32,700	Owens & Minor, Inc.	935,220
12,400	Bradley Pharmaceuticals, Inc.(b,c)	126,480	22,100	PAREXEL International
21,900	Cambrex Corporation(c)	456,177		Corporation(b)	637,585
35,100	Centene Corporation(b,c)	825,903	39,500	Pediatrix Medical Group, Inc.(b)	1,789,350
51,100	Cerner Corporation(b,c)	1,896,321	26,987	Per-Se Technologies, Inc.(b,c)	679,533
21,400	Chemed Corporation(c)	1,166,942	18,800	PolyMedica Corporation(c)	676,048
11,400	CNS, Inc.(c)	279,300	14,100	Possis Medical, Inc.(b,c)	124,221
22,850	CONMED Corporation(b)	472,995	36,200	Regeneron Pharmaceuticals, Inc.(b,c)	464,084
27,300	Connetics Corporation(b,c)	321,048	13,900	RehabCare Group, Inc.(b,c)	241,582
36,600	Cooper Companies, Inc.(c)	1,621,014	61,400	ResMed, Inc.(b,c)	2,882,730
17,100	Cross Country Healthcare, Inc.(b,c)	311,049	59,200	Respironics, Inc.(b)	2,025,824
18,050	CryoLife, Inc.(b,c)	97,470	50,400	Savient Pharmaceuticals, Inc.(b,c)	264,600
17,800	Cyberonics, Inc.(b,c)	379,496	23,000	Sciele Pharma, Inc.(b,c)	533,370
10,500	Datascope Corporation	323,820	14,700	SFBC International, Inc.(b,c)	222,852
35,500	Dendrite International, Inc.(b,c)	328,020	40,600	Sierra Health Services, Inc.(b,c)	1,828,218
19,200	Diagnostic Products Corporation	1,116,864	34,400	Sunrise Senior Living, Inc.(b,c)	951,160
16,300	Dionex Corporation(b)	890,958	12,900	SurModics, Inc.(b,c)	465,819
18,500	DJO Incorporated(b)	681,355	26,200	Theragenics Corporation(b,c)	89,342
22,297	Enzo Biochem, Inc.(b,c)	336,239	36,150	United Surgical Partners
15,900	Genesis Healthcare Corporation(b,c)	753,183		International, Inc.(b,c)	1,087,030
22,000	Gentiva Health Services, Inc.(b)	352,660	26,300	Viasys Healthcare, Inc.(b)	673,280
17,800	Greatbatch Technologies, Inc.(b,c)	420,080	4,900	Vital Signs, Inc.	242,697

21,900	Haemonetics Corporation(b,c)	1,018,569		Total Health Care	53,507,324

28,100	Healthways, Inc.(b,c)	1,479,184
37,100	Hologic, Inc.(b,c)	1,831,256	Industrials (17.3%)
54,000	Hooper Holmes, Inc.(b,c)	164,700	16,700	A.O. Smith Corporation(c)	774,212
11,800	ICU Medical, Inc.(b,c)	498,432	14,600	A.S.V., Inc.(b,c)	336,384
25,700	IDEXX Laboratories, Inc.(b,c)	1,930,841	29,700	AAR Corporation(b,c)	660,231
55,175	Immucor, Inc.(b)	1,061,015	31,500	ABM Industries, Inc.(c)	538,650
			36,500	Acuity Brands, Inc.	1,420,215

The accompanying Notes to Financial Statements are an integral part of this schedule.

91

Small Cap Index Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (97.8%)	Value	Shares	Common Stock (97.8%)	Value

Industrials — continued			86,600	JLG Industries, Inc.	$1,948,500
19,100	Administaff, Inc.	$683,971	21,900	John H. Harland Company(c)	952,650
24,300	Albany International		19,700	Kaman Corporation	358,540
	Corporation(c)	1,030,077	61,300	Kansas City Southern, Inc.(b,c)	1,698,010
7,700	Angelica Corporation(c)	135,058	23,000	Kaydon Corporation	858,130
22,800	Apogee Enterprises, Inc.(c)	335,160	42,900	Kirby Corporation(b,c)	1,694,550
30,250	Applied Industrial		46,850	Knight Transportation, Inc.(c)	946,370
	Technologies, Inc.	735,378	44,400	Labor Ready, Inc.(b)	1,005,660
9,600	Applied Signal Technology, Inc.(c)	163,584	48,000	Landstar System, Inc.	2,267,040
20,500	Arkansas Best Corporation(c)	1,029,305	3,900	Lawson Products, Inc.(c)	153,738
24,600	Armor Holdings, Inc.(b,c)	1,348,818	46,836	Lennox International, Inc.	1,240,217
14,800	Astec Industries, Inc.(b,c)	504,976	9,450	Lindsay Manufacturing Company(c)	256,284
22,500	Baldor Electric Company	704,025	13,300	Lydall, Inc.(b)	122,626
29,400	Barnes Group, Inc.(c)	586,530	23,800	MagneTek, Inc.(b,c)	64,260
34,625	Belden CDT, Inc.(c)	1,144,356	49,800	Manitowoc Company, Inc.	2,216,100
26,000	Bowne & Company, Inc.(c)	371,800	29,500	Mesa Air Group, Inc.(b,c)	290,575
43,200	Brady Corporation	1,591,488	28,700	Mobile Mini, Inc.(b,c)	839,762
41,600	Briggs & Stratton Corporation(c)	1,294,176	30,250	Moog, Inc.(b,c)	1,035,155
20,900	C&D Technologies, Inc.(c)	157,168	30,000	Mueller Industries, Inc.	990,900
10,300	CDI Corporation(c)	298,700	16,700	NCI Building Systems, Inc.(b,c)	887,939
14,700	Central Parking Corporation(c)	235,200	26,300	NCO Group, Inc.(b,c)	695,372
21,850	Ceradyne, Inc.(b,c)	1,081,356	23,050	Old Dominion Freight Line(b,c)	866,450
42,200	CLARCOR, Inc.(c)	1,257,138	21,300	On Assignment, Inc.(b,c)	195,747
22,700	Coinstar, Inc.(b,c)	543,438	25,000	Regal-Beloit Corporation(c)	1,103,750
9,700	Consolidated Graphics, Inc.(b)	504,982	9,600	Robbins & Myers, Inc.(c)	250,944
12,700	Cubic Corporation(c)	249,047	18,800	School Specialty, Inc.(b,c)	598,780
35,700	Curtiss-Wright Corporation(c)	1,102,416	65,400	Shaw Group, Inc.(b,c)	1,818,120
12,200	EDO Corporation(c)	296,948	30,000	Simpson Manufacturing
27,300	EGL, Inc.(b,c)	1,370,460		Company, Inc.(c)	1,081,500
14,900	ElkCorp(c)	413,773	51,800	SkyWest, Inc.(c)	1,284,640
25,600	EMCOR Group, Inc.(c)	1,245,952	46,800	Spherion Corporation(b,c)	426,816
17,100	EnPro Industries, Inc.(b,c)	574,560	10,500	Standard Register Company(c)	124,425
20,800	Esterline Technologies		9,200	Standex International Corporation	279,220
	Corporation(b)	865,072	27,900	Teledyne Technologies, Inc.(b,c)	914,004
25,600	Forward Air Corporation(c)	1,042,688	46,706	Tetra Tech, Inc.(b)	828,564
29,800	Frontier Airlines Holdings, Inc.(b,c)	214,858	34,700	Toro Company	1,620,490
17,500	G & K Services, Inc.	600,250	22,800	Tredegar Corporation(c)	360,696
42,600	Gardner Denver, Inc.(b,c)	1,640,100	13,200	Triumph Group, Inc.(b,c)	633,600
45,000	GenCorp, Inc.(b,c)	721,350	25,800	United Stationers, Inc.(b)	1,272,456
20,630	Griffon Corporation(b,c)	538,443	13,400	Universal Forest Products, Inc.(c)	840,582
22,250	Healthcare Services Group, Inc.(c)	466,138	36,200	URS Corporation(b)	1,520,400
48,848	Heartland Express, Inc.(c)	873,891	13,800	Valmont Industries, Inc.(c)	641,562
14,900	Heidrick & Struggles		18,100	Viad Corporation	566,530
	International, Inc.(b,c)	504,216	15,900	Vicor Corporation	263,463
33,600	Hub Group, Inc.(b)	824,208	6,800	Volt Information Sciences, Inc.(b,c)	316,880
43,400	IDEX Corporation	2,048,480	25,400	Wabash National Corporation(c)	390,144
22,100	Insituform Technologies, Inc.(b,c)	505,869	36,300	Waste Connections, Inc.(b,c)	1,321,320

The accompanying Notes to Financial Statements are an integral part of this schedule.

92

Small Cap Index Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (97.8%)	Value	Shares	Common Stock (97.8%)	Value

Industrials — continued			26,400	Ditech Networks, Inc.(b,c)	$230,208
19,450	Watsco, Inc.(c)	$1,163,499	24,700	DSP Group, Inc.(b,c)	613,795
34,400	Watson Wyatt Worldwide, Inc.(c)	1,208,816	37,900	eFunds Corporation(b)	835,695
20,800	Watts Water Technologies, Inc.(c)	697,840	23,700	Electro Scientific Industries, Inc.(b)	426,363
12,300	Wolverine Tube, Inc.(b,c)	45,141	44,600	Epicor Software Corporation(b,c)	469,638
24,300	Woodward Governor Company	741,393	11,300	EPIQ Systems, Inc.(b,c)	188,032

	Total Industrials	79,465,245	28,500	ESS Technology, Inc.(b,c)	61,560

			29,300	Exar Corporation(b,c)	388,811
Information Technology (15.8%)			27,750	FactSet Research Systems, Inc.	1,312,575
21,100	Actel Corporation(b,c)	302,785	20,500	FEI Company(b,c)	464,940
93,000	Adaptec, Inc.(b)	403,620	34,300	FileNet Corporation(b)	923,699
24,100	Advanced Energy Industries, Inc.(b,c)	319,084	56,300	FLIR Systems, Inc.(b,c)	1,241,978
61,250	Aeroflex, Inc.(b,c)	714,788	18,400	Gerber Scientific, Inc.(b)	239,384
24,800	Agilysys, Inc.	446,400	21,300	Gevity HR, Inc.(c)	565,515
19,300	Altiris, Inc.(b,c)	348,172	19,500	Global Imaging Systems, Inc.(b,c)	804,960
27,000	Anixter International, Inc.(c)	1,281,420	54,460	Global Payments, Inc.	2,644,033
31,100	ANSYS, Inc.(b,c)	1,487,202	60,400	Harmonic, Inc.(b,c)	270,592
30,500	ATMI, Inc.(b,c)	750,910	20,900	Hutchinson Technology, Inc.(b,c)	452,067
34,413	Avid Technology, Inc.(b,c)	1,146,985	48,270	Hyperion Solutions Corporation(b)	1,332,252
82,200	Axcelis Technologies, Inc.(b,c)	484,980	22,600	InfoSpace, Inc.(b,c)	512,342
9,000	Bankrate, Inc.(b,c)	339,840	39,275	Insight Enterprises, Inc.(b)	748,189
9,600	Bel Fuse, Inc.(c)	314,976	31,300	Internet Security Systems, Inc.(b,c)	590,005
24,700	Bell Microproducts, Inc.(b,c)	133,874	17,400	Inter-Tel, Inc.(c)	366,444
52,350	Benchmark Electronics, Inc.(b)	1,262,682	20,600	Itron, Inc.(b,c)	1,220,756
14,300	Black Box Corporation	548,119	40,400	J2 Global Communication, Inc.(b,c)	1,261,288
11,800	Blue Coat Systems, Inc.(b,c)	198,948	23,800	JDA Software Group, Inc.(b,c)	333,914
40,900	Brightpoint, Inc.(b)	553,377	36,500	Keane, Inc.(b,c)	456,250
60,807	Brooks Automation, Inc.(b,c)	717,523	11,800	Keithley Instruments, Inc.	150,214
24,800	CACI International, Inc.(b,c)	1,446,584	25,000	Komag, Inc.(b,c)	1,154,500
23,100	Captaris, Inc.(b,c)	107,415	55,800	Kopin Corporation(b,c)	201,438
18,100	Carreker Corporation(b)	129,415	26,087	Kronos, Inc.(b)	944,610
8,500	Catapult Communications		46,200	Kulicke and Soffa
	Corporation(b,c)	92,650		Industries, Inc.(b,c)	342,342
39,100	C-COR, Inc.(b,c)	301,852	18,100	Littelfuse, Inc.(b,c)	622,278
31,900	Checkpoint Systems, Inc.(b,c)	708,499	15,300	LoJack Corporation(b,c)	288,558
44,500	CIBER, Inc.(b,c)	293,255	22,400	Manhattan Associates, Inc.(b)	454,496
37,900	Cognex Corporation(c)	986,537	14,700	ManTech International
25,200	Coherent, Inc.(b,c)	849,996		Corporation(b)	453,642
18,400	Cohu, Inc.	322,920	17,400	MapInfo Corporation(b,c)	227,070
16,500	Comtech Telecommunications		15,600	MAXIMUS, Inc.	361,140
	Corporation(b)	482,955	17,100	Mercury Computer Systems, Inc.(b,c)	263,169
29,300	CTS Corporation(c)	436,277	30,400	Methode Electronics, Inc.	319,504
30,900	Cymer, Inc.(b,c)	1,435,614	31,600	MICROS Systems, Inc.(b)	1,380,288
25,500	Daktronics, Inc.(c)	736,185	57,500	Microsemi Corporation(b,c)	1,401,850
17,000	Digi International, Inc.(b)	213,010	23,000	MIVA, Inc.(b,c)	93,150
28,100	Digital Insight Corporation(b)	963,549	18,100	MRO Software, Inc.(b,c)	363,267
15,600	Diodes, Inc.(b)	646,464	14,900	MTS Systems Corporation	588,699

The accompanying Notes to Financial Statements are an integral part of this schedule.

93

Small Cap Index Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (97.8%)	Value	Shares	Common Stock (97.8%)	Value

Information Technology — continued			18,700	ViaSat, Inc.(b)	$480,216
36,700	Napster, Inc.(b,c)	$113,036	28,900	WebEx Communications, Inc.(b,c)	1,027,106
16,100	Neoware Systems, Inc.(b,c)	197,869	39,100	Websense, Inc.(b,c)	803,114
27,000	NETGEAR, Inc.(b,c)	584,550	15,200	X-Rite, Inc.(c)	167,048
20,300	Network Equipment		10,152	Zilog, Inc.(b,d)	1

	Technologies, Inc.(b,c)	63,742		Total Information
23,900	Novatel Wireless, Inc.(b,c)	248,082		Technology	72,558,299

16,600	Open Solutions, Inc.(b)	441,726
16,550	Park Electrochemical Corporation(c)	426,162	Materials (5.1%)
30,200	Paxar Corporation(b)	621,214	24,000	A. Schulman, Inc.(c)	549,360
18,000	PC TEL, Inc.(b)	153,720	8,300	A.M. Castle & Company	267,675
21,500	Pericom Semiconductor		25,465	Aleris International, Inc.(b)	1,167,570
	Corporation(b)	178,450	18,200	AMCOL International
20,700	Phoenix Technologies, Ltd.(b,c)	99,567		Corporation(c)	479,570
14,000	Photon Dynamics, Inc.(b,c)	175,280	28,700	AptarGroup, Inc.	1,423,807
33,700	Photronics, Inc.(b,c)	498,760	19,600	Arch Chemicals, Inc.(c)	706,580
12,500	Planar Systems, Inc.(b,c)	150,500	15,800	Brush Engineered Materials, Inc.(b,c)	329,430
24,000	Power Integrations, Inc.(b,c)	419,520	27,100	Buckeye Technologies, Inc.(b,c)	207,044
33,400	Progress Software Corporation(b)	781,894	23,700	Caraustar Industries, Inc.(b,c)	213,300
13,400	Quality Systems, Inc.(c)	493,388	18,000	Carpenter Technology
19,500	Radiant Systems, Inc.(b)	206,115		Corporation(c)	2,079,000
17,200	RadiSys Corporation(b,c)	377,712	18,700	Century Aluminum Company(b,c)	667,403
14,200	Rogers Corporation(b,c)	800,028	18,700	Chaparral Steel Company(b)	1,346,774
19,500	Rudolph Technologies, Inc.(b,c)	282,750	16,200	Chesapeake Corporation(c)	265,842
21,000	ScanSource, Inc.(b,c)	615,720	17,900	Cleveland-Cliffs, Inc.(c)	1,419,291
44,100	Secure Computing Corporation(b,c)	379,260	10,200	Deltic Timber Corporation(c)	574,974
130,700	Skyworks Solutions, Inc.(b,c)	720,157	27,800	Georgia Gulf Corporation(c)	695,556
20,600	Sonic Solutions, Inc.(b,c)	339,900	23,900	H.B. Fuller Company(c)	1,041,323
14,100	SPSS, Inc.(b)	453,174	34,400	Headwaters, Inc.(b,c)	879,264
17,900	Standard Microsystems		20,700	MacDermid, Inc.(c)	596,160
	Corporation(b)	390,757	10,500	Material Sciences Corporation(b)	94,815
9,300	StarTek, Inc.(c)	139,035	25,663	Myers Industries, Inc.(c)	441,147
9,800	Supertex, Inc.(b,c)	391,412	12,200	Neenah Paper, Inc.(c)	371,490
37,450	Symmetricom, Inc.(b,c)	264,772	23,800	OM Group, Inc.(b,c)	734,230
20,300	Synaptics, Inc.(b,c)	434,420	33,800	OMNOVA Solutions, Inc.(b,c)	191,984
59,050	Take-Two Interactive		7,300	Penford Corporation	123,370
	Software, Inc.(b,c)	629,473	75,300	PolyOne Corporation(b,c)	661,134
26,250	TALX Corporation(c)	574,088	13,500	Pope & Talbot, Inc.(c)	84,105
33,000	Technitrol, Inc.	763,950	8,000	Quaker Chemical Corporation(c)	149,600
52,437	THQ, Inc.(b,c)	1,132,639	30,875	Quanex Corporation(c)	1,329,786
10,800	Tollgrade Communications, Inc.(b)	104,760	25,700	Rock-Tenn Company	409,915
44,450	Trimble Navigation, Ltd.(b)	1,984,248	18,500	RTI International Metals, Inc.(b,c)	1,033,040
19,500	Ultratech, Inc.(b,c)	306,930	21,300	Ryerson, Inc.(c)	575,100
52,300	United Online, Inc.	627,600	12,600	Schweitzer-Mauduit
46,550	Varian Semiconductor Equipment			International, Inc.	272,790
	Associates, Inc.(b,c)	1,517,996	9,100	Steel Technologies, Inc.	176,904
21,900	Veeco Instruments, Inc.(b,c)	522,096	19,400	Texas Industries, Inc.(c)	1,030,140

The accompanying Notes to Financial Statements are an integral part of this schedule.

94

Small Cap Index Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (97.8%)	Value	Shares	Common Stock (97.8%)	Value

Materials — continued			11,100	CH Energy Group, Inc.	$532,800

33,700	Tronox, Inc.(c)	$443,829	41,100	Cleco Corporation(c)	955,575
41,800	Wausau-Mosinee Paper		39,500	El Paso Electric Company(b)	796,320
	Corporation(c)	520,410	59,800	Energen Corporation	2,296,918
14,200	Wellman, Inc.(c)	57,368	4,300	Green Mountain

	Total Materials	23,611,080		Power Corporation	146,157

			17,400	Laclede Group, Inc.(c)	597,864
Telecommunications Services (0.2%)			22,900	New Jersey Resources
17,500	Commonwealth Telephone			Corporation(c)	1,071,262
	Enterprises, Inc.(c)	580,300	22,500	Northwest Natural Gas Company(c)	833,175
38,000	General Communication, Inc.(b,c)	468,160	61,400	Piedmont Natural Gas

	Total Telecommunications			Company, Inc.(c)	1,492,020
	Services	1,048,460	23,800	South Jersey Industries, Inc.(c)	651,882

			80,132	Southern Union Company(c)	2,168,372
Utilities (4.6%)			32,700	Southwest Gas Corporation	1,024,818
24,733	ALLETE, Inc.(c)	1,171,108	85,800	UGI Corporation(c)	2,112,396
13,750	American States Water Company(c)	490,188	10,600	UIL Holdings Corporation	596,674
66,200	Atmos Energy Corporation(c)	1,847,642	28,600	UniSource Energy Corporation(c)	890,890

39,900	Avista Corporation(c)	910,917		Total Utilities	20,938,608

9,400	Cascade Natural Gas Corporation(c)	198,246

8,300	Central Vermont Public			Total Common Stock
	Service Corporation(c)	153,384		(cost $304,366,933)	448,554,778

			Interest	Maturity
Shares	Collateral Held for Securities Loaned (25.5%)		Rate(e)	Date	Value

116,637,754	Thrivent Financial Securities Lending Trust		5.230%	N/A	$116,637,754

	Total Collateral Held for Securities Loaned
	(cost $116,637,754)				116,637,754

The accompanying Notes to Financial Statements are an integral part of this schedule.

95

Small Cap Index Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (2.4%)	Rate(e)	Date	Value

$650,000	Federal National Mortgage Association(f)	4.834%	8/16/2006	$646,066
10,518,375	Thrivent Money Market Portfolio(f)	4.950	N/A	10,518,375

	Total Short-Term Investments (at amortized cost)			11,164,441

	Total Investments (cost $432,169,128) 125.7%			$576,356,973

	Other Assets and Liabilities, Net (25.7%)			(117,837,333)

	Total Net Assets 100.0%			$458,519,640

(a) The categories of investments are shown as a percentage of total net assets.

(b) Non-income producing security.

(c) All or a portion of the security is on loan as discussed in item 2(L) of the Notes to Financial Statements.

(d) Security is fair valued.

(e) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(f) At June 30, 2006, $646,066 of Short-Term Investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $10,518,375 of Short Term Investments were earmarked as collateral to cover open financial futures contracts as follows:

					Notional
	Number of	Expiration			Principal	Unrealized
Type	Contracts	Date	Position	Value	Amount	Gain

Russell 2000 Futures	28	September 2006	Long	$10,241,000	$9,909,590	$331,410

(g) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$177,743,365
Gross unrealized depreciation	(33,555,520)

Net unrealized appreciation (depreciation)	$144,187,845
Cost for federal income tax purposes	$432,169,128

The accompanying Notes to Financial Statements are an integral part of this schedule.

96

Mid Cap Growth Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (96.5%)	Value	Shares	Common Stock (96.5%)	Value

Consumer Discretionary (15.2%)			Energy (9.2%)
39,600	Abercrombie & Fitch Company	$2,195,028	52,040	BJ Services Company	$1,939,010
131,650	Advance Auto Parts, Inc.	3,804,685	101,400	Cameron International
71,700	Aeropostale, Inc.(b)	2,071,413		Corporation(b)	4,843,878
70,800	Chico’s FAS, Inc.(b)	1,910,184	96,900	Denbury Resources, Inc.(b)	3,068,823
167,500	Coldwater Creek, Inc.(b,c)	4,482,300	61,000	Diamond Offshore Drilling, Inc.(c)	5,119,730
88,700	DreamWorks Animation		94,800	Dresser-Rand Group, Inc.(b,c)	2,225,904
	SKG, Inc.(b)	2,031,230	40,700	ENSCO International, Inc.	1,873,014
73,000	DSW, Inc.(b,c)	2,658,660	29,100	EOG Resources, Inc.	2,017,794
74,400	GameStop Corporation(b,c)	3,124,800	82,800	GlobalSantaFe Corporation	4,781,700
54,000	Genesco, Inc.(b)	1,828,980	52,600	Grant Prideco, Inc.(b)	2,353,850
67,500	Harrah’s Entertainment, Inc.	4,804,650	60,300	Helix Energy Solutions
166,200	Hilton Hotels Corporation	4,700,136		Group, Inc.(b,c)	2,433,708
147,700	International Game Technology	5,603,738	52,300	National Oilwell Varco, Inc.(b)	3,311,636
74,500	ITT Educational Services, Inc.(b)	4,902,845	108,800	Peabody Energy Corporation	6,065,600
96,900	McCormick & Schmick’s Seafood		85,860	Smith International, Inc.	3,818,194
	Restaurants, Inc.(b)	2,306,220	139,700	Southwestern Energy Company(b)	4,353,052
87,300	Netflix, Inc.(b,c)	2,375,433	36,700	Teekay LNG Partners, LP(b,c)	1,115,680
88,700	Office Depot, Inc.(b)	3,370,600	84,000	Toreador Resources
50,000	Panera Bread Company(b,c)	3,362,000		Corporation(b,c)	2,362,920
83,600	Priceline.com, Inc.(b,c)	2,496,296	55,500	Ultra Petroleum Corporation(b)	3,289,485
114,800	Saks, Inc.	1,856,316	97,280	Weatherford International, Ltd.(b)	4,827,034
121,700	Scientific Games Corporation(b)	4,334,954	103,788	XTO Energy, Inc.	4,594,695

22,400	Sears Holdings Corporation(b)	3,468,416		Total Energy	64,395,707

92,200	Shuffle Master, Inc.(b)	3,022,316
137,700	Staples, Inc.	3,348,864	Financials (7.7%)
90,300	Starwood Hotels & Resorts		42,150	Affiliated Managers
	Worldwide, Inc.	5,448,702		Group, Inc.(b,c)	3,662,414
27,100	Station Casinos, Inc.(c)	1,844,968	58,500	AllianceBernstein Holding, LP(b,c)	3,576,690
198,100	Texas Roadhouse, Inc.(b,c)	2,678,312	176,100	American Equity Investment Life
81,800	Toll Brothers, Inc.(b)	2,091,626		Holding Company(c)	1,877,226
50,700	Too, Inc.(b)	1,946,373	73,900	Assurant, Inc.	3,576,760
80,900	Under Armour, Inc.(b)	3,447,958	74,600	Assured Guaranty, Ltd.	1,892,602
207,200	Urban Outfitters, Inc.(b)	3,623,928	71,500	Astoria Financial Corporation	2,177,175
151,800	VistaPrint, Ltd.(b)	4,059,132	155,200	Charles Schwab Corporation	2,480,096
56,500	Williams-Sonoma, Inc.	1,923,825	8,000	Chicago Mercantile Exchange
49,100	Wynn Resorts, Ltd.(b,c)	3,599,030		Holdings, Inc.	3,929,200
96,400	XM Satellite Radio		44,000	Commerce Bancorp, Inc.(c)	1,569,480
	Holdings, Inc.(b,c)	1,412,260	109,600	E*TRADE Financial Corporation(b)	2,501,072

	Total Consumer		102,200	East West Bancorp, Inc.	3,874,402
	Discretionary	106,136,178	105,300	HCC Insurance Holdings, Inc.(c)	3,100,032

			32,200	Investors Financial Services
Consumer Staples (0.9%)				Corporation(c)	1,445,780
87,200	Corn Products		100,400	Lazard, Ltd.(c)	4,056,160
	International, Inc.(c)	2,668,320	55,050	Legg Mason, Inc.	5,478,576
52,400	Whole Foods Market, Inc.	3,387,136	43,400	Lehman Brothers Holdings, Inc.	2,827,510

	Total Consumer Staples	6,055,456

The accompanying Notes to Financial Statements are an integral part of this schedule.

97

Mid Cap Growth Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (96.5%)	Value	Shares	Common Stock (96.5%)	Value

Financials — continued			122,800	VCA Antech, Inc.(b)	$3,921,004

98,700	Mellon Financial Corporation	$3,398,241	48,300	Ventana Medical
135,400	Seabright Insurance Holdings(b)	2,181,294		Systems, Inc.(b,c)	2,278,794

	Total Financials	53,604,710	105,200	Vertex Pharmaceuticals, Inc.(b,c)	3,861,892

				Total Health Care	116,774,868

Health Care (16.8%)
97,200	Advanced Medical Optics, Inc.(b,c)	4,928,040	Industrials (16.5%)
32,400	Amylin Pharmaceuticals, Inc.(b,c)	1,599,588	87,600	American Reprographics
177,500	BioMarin Pharmaceutical, Inc.(b)	2,550,675		Company(b)	3,175,500
43,067	Biomet, Inc.	1,347,566	84,150	Beacon Roofing Supply, Inc.(b,c)	1,852,142
25,600	C.R. Bard, Inc.	1,875,456	33,300	Burlington Northern Santa Fe
59,800	Celgene Corporation(b,c)	2,836,314		Corporation	2,639,025
44,400	Covance, Inc.(b)	2,718,168	45,400	ChoicePoint, Inc.(b)	1,896,358
56,950	Coventry Health Care, Inc.(b)	3,128,833	29,700	Cooper Industries, Ltd.	2,759,724
80,500	Cytyc Corporation(b)	2,041,480	41,500	Corporate Executive Board
47,000	Dade Behring Holdings, Inc.	1,957,080		Company	4,158,300
87,550	DaVita, Inc.(b)	4,351,235	25,600	Cummins, Inc.(c)	3,129,600
49,000	Dentsply International, Inc.	2,969,400	48,000	DRS Technologies, Inc.(c)	2,340,000
57,600	Dexcom, Inc.(b,c)	782,208	122,920	Expeditors International of
47,800	Digene Corporation(b)	1,851,772		Washington, Inc.	6,884,749
83,900	Endo Pharmaceutical		72,400	Forward Air Corporation(c)	2,948,852
	Holdings, Inc.(b)	2,767,022	47,300	Foster Wheeler, Ltd.(b,c)	2,043,360
73,200	Fisher Scientific		87,000	GATX Corporation(c)	3,697,500
	International, Inc.(b)	5,347,260	34,300	Harsco Corporation	2,674,028
99,900	Gen-Probe, Inc.(b)	5,392,602	91,500	Huron Consulting Group, Inc.(b)	3,210,735
55,300	Genzyme Corporation(b)	3,376,065	123,500	Interline Brands, Inc.(b)	2,887,430
89,600	Gilead Sciences, Inc.(b)	5,300,736	80,100	ITT Corporation	3,964,950
43,500	Haemonetics Corporation(b)	2,023,185	41,500	Jacobs Engineering Group, Inc.(b)	3,305,060
88,300	Health Net, Inc.(b)	3,988,511	58,050	Joy Global, Inc.	3,023,824
79,200	Henry Schein, Inc.(b)	3,701,016	77,600	Kirby Corporation(b,c)	3,065,200
19,200	Intuitive Surgical, Inc.(b)	2,265,024	50,400	Landstar System, Inc.	2,380,392
66,900	Manor Care, Inc.(c)	3,138,948	85,200	Mobile Mini, Inc.(b,c)	2,492,952
77,500	Medco Health Solutions, Inc.(b)	4,439,200	139,200	Monster Worldwide, Inc.(b)	5,938,272
101,700	Medicis Pharmaceutical		111,700	Oshkosh Truck Corporation	5,307,984
	Corporation(c)	2,440,800	111,500	Precision Castparts Corporation	6,663,240
104,300	MedImmune, Inc.(b)	2,826,530	57,000	Rockwell Automation, Inc.	4,104,570
97,200	NeoPharm, Inc.(b,c)	518,076	48,100	Rockwell Collins, Inc.	2,687,347
131,600	NuVasive, Inc.(b,c)	2,399,068	59,800	Roper Industries, Inc.	2,795,650
165,200	PDL BioPharma, Inc.(b,c)	3,041,332	51,800	Stericycle, Inc.(b)	3,372,180
95,800	Pharmaceutical Product		123,200	Swift Transportation
	Development, Inc.	3,364,496		Company, Inc.(b,c)	3,912,832
109,500	Psychiatric Solutions, Inc.(c)	3,138,270	46,900	Textron, Inc.	4,323,242
60,500	Quest Diagnostics, Inc.	3,625,160	65,400	Thomas & Betts Corporation(b)	3,355,020
60,000	ResMed, Inc.(b,c)	2,817,000	87,600	URS Corporation(b)	3,679,200
90,700	St. Jude Medical, Inc.(b)	2,940,494	83,200	US Airways Group, Inc.(b,c)	4,204,928

80,700	Thermo Electron Corporation(b)	2,924,568		Total Industrials	114,874,146

The accompanying Notes to Financial Statements are an integral part of this schedule.

98

Mid Cap Growth Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (96.5%)	Value	Shares	Common Stock (96.5%)	Value

Information Technology (22.5%)			182,400	TIBCO Software, Inc.(b)	$1,285,920
169,966	Activision, Inc.(b)	$1,934,213	126,200	Varian Semiconductor Equipment
175,364	Adobe Systems, Inc.(b)	5,324,051		Associates, Inc.(b)	4,115,382
132,700	Akamai Technologies, Inc.(b,c)	4,802,413	135,500	Viisage Technology, Inc.(b,c)	2,054,180
135,600	Alliance Data Systems		137,900	Western Digital Corporation(b)	2,731,799
	Corporation(b)	7,975,991	160,300	Xilinx, Inc.	3,630,795
118,800	Amdocs, Ltd.(b)	4,348,080	85,000	Zoran Corporation(b)	2,068,900

90,400	Amphenol Corporation	5,058,784		Total Information
140,000	aQuantive, Inc.(b,c)	3,546,200		Technology	156,763,660

90,100	Autodesk, Inc.(b)	3,104,846
237,100	Avaya, Inc.(b)	2,707,682	Materials (3.9%)
38,300	Baidu.com, Inc.(b,c)	3,160,899	34,000	Allegheny Technologies, Inc.	2,354,160
231,600	BEA Systems, Inc.(b)	3,031,644	95,600	Ball Corporation(d)	3,541,024
92,000	Broadcom Corporation(b)	2,764,600	70,200	Bemis Company, Inc.	2,149,524
60,000	CheckFree Corporation(b)	2,973,600	82,300	Freeport-McMoRan Copper &
90,300	Citrix Systems, Inc.(b)	3,624,642		Gold, Inc.(c)	4,560,243
291,700	CNET Networks, Inc.(b,c)	2,327,766	29,300	Martin Marietta Materials, Inc.	2,670,695
91,700	Cogent, Inc.(b,c)	1,381,919	137,200	Mosaic Company(b,c)	2,147,180
84,650	Cognizant Technology Solutions		35,600	PPG Industries, Inc.	2,349,600
	Corporation(b)	5,702,870	82,200	Praxair, Inc.	4,438,800
122,565	Fiserv, Inc.(b)	5,559,548	241,400	Smurfit-Stone Container
72,600	Freescale Semiconductor, Inc.(b)	2,105,400		Corporation(b)	2,640,916

6,800	Google, Inc.(b)	2,851,444		Total Materials	26,852,142

135,550	Hyperion Solutions Corporation(b)	3,741,180
97,100	Intersil Corporation	2,257,575	Telecommunications Services (3.8%)
1,231,700	JDS Uniphase Corporation(b)	3,116,201	86,842	American Tower Corporation(b)	2,702,523
314,046	Juniper Networks, Inc.(b,c)	5,021,596	198,300	Broadwing Corporation(b,c)	2,052,405
57,740	KLA-Tencor Corporation	2,400,252	55,400	Crown Castle International
83,000	Lam Research Corporation(b)	3,869,460		Corporation(b)	1,913,516
79,000	Marvell Technology Group, Ltd.(b)	3,502,070	255,300	Dobson Communications
41,400	MEMC Electronic Materials, Inc.(b)	1,552,500		Corporation(b)	1,973,469
168,190	Microchip Technology, Inc.	5,642,774	546,300	Level 3 Communications, Inc.(b)	2,425,572
107,300	MoneyGram International, Inc.	3,642,835	62,300	NeuStar, Inc.(b)	2,102,625
116,100	National Semiconductor		136,700	NII Holdings, Inc.(b,c)	7,707,146
	Corporation	2,768,985	68,100	Rogers Communications, Inc.	2,751,240
56,000	NAVTEQ Corporation(b)	2,502,080	96,200	SBA Communications
74,200	Network Appliance, Inc.(b)	2,619,260		Corporation(b,c)	2,514,668

345,200	Novell, Inc.(b,c)	2,288,676		Total Telecommunications
123,700	Oplink Communications, Inc.(b,c)	2,264,947		Services	26,143,164

41,000	Opsware, Inc.(b,c)	$337,840

114,800	Palm, Inc.(b,c)	1,848,280		Total Common Stock
107,100	Rackable Systems, Inc.(b,c)	4,229,379		(cost $606,692,376)	671,600,031

144,900	Red Hat, Inc.(b,c)	3,390,660
154,500	Redback Networks, Inc.(b,c)	2,833,530
33,900	SanDisk Corporation(b)	1,728,222
532,600	Sun Microsystems, Inc.(b)	2,210,290
102,600	Tessera Technologies, Inc.(b,c)	2,821,500

The accompanying Notes to Financial Statements are an integral part of this schedule.

99

Mid Cap Growth Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (19.7%)	Rate(e)	Date	Value

136,700,110	Thrivent Financial Securities Lending Trust	5.230%	N/A	$136,700,110

	Total Collateral Held for Securities Loaned
	(cost $136,700,110)			136,700,110

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (3.2%)	Rate(e)	Date	Value

$5,470,000	Corporate Asset Finance Company, LLC	5.270%	7/3/2006	$5,468,400
3,105,000	Ranger Funding Company, LLC	5.270	7/3/2006	3,104,091
13,802,615	Thrivent Money Market Portfolio	4.950	N/A	13,802,615

	Total Short-Term Investments (at amortized cost)			22,375,106

	Total Investments (cost $765,767,592) 119.4%			$830,675,247

	Other Assets and Liabilities, Net (19.4%)			(134,868,105)

	Total Net Assets 100.0%			$695,807,142

(a) The categories of investments are shown as a percentage of total net assets.

(b) Non-income producing security.

(c) All or a portion of the security is on loan as discussed in item 2(L) of the Notes to Financial Statements.

(d) Designated as cover for long settling trades as discussed in the Notes to Financial Statements.

(e) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(f) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$92,796,480
Gross unrealized depreciation	(27,888,825)

Net unrealized appreciation (depreciation)	$64,907,655
Cost for federal income tax purposes	$765,767,592

The accompanying Notes to Financial Statements are an integral part of this schedule.

100

Mid Cap Growth Portfolio II Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (96.9%)	Value	Shares	Common Stock (96.9%)	Value

Consumer Discretionary (15.3%)			Energy (9.3%)
2,000	Abercrombie & Fitch Company	$110,860	2,560	BJ Services Company	$95,386
6,450	Advance Auto Parts, Inc.	186,405	5,000	Cameron International
3,500	Aeropostale, Inc.(b)	101,115		Corporation(b,c)	238,850
3,500	Chico’s FAS, Inc.(b,c)	94,430	4,900	Denbury Resources, Inc.(b)	155,183
8,200	Coldwater Creek, Inc.(b,c)	219,432	3,000	Diamond Offshore Drilling, Inc.(c)	251,790
4,400	DreamWorks Animation		4,700	Dresser-Rand Group, Inc.(b)	110,356
	SKG, Inc.(b,c)	100,760	2,000	ENSCO International, Inc.(c)	92,040
3,600	DSW, Inc.(b,c)	131,112	1,500	EOG Resources, Inc.	104,010
1	Expedia, Inc.(b)	13	4,100	GlobalSantaFe Corporation	236,775
3,700	GameStop Corporation(b,c)	155,400	2,600	Grant Prideco, Inc.(b)	116,350
2,700	Genesco, Inc.(b)	91,449	3,000	Helix Energy Solutions
3,300	Harrah’s Entertainment, Inc.	234,894		Group, Inc.(b,c)	121,080
8,100	Hilton Hotels Corporation	229,068	2,600	National Oilwell Varco, Inc.(b)	164,632
1	IAC InterActiveCorp(b)	23	5,400	Peabody Energy Corporation	301,050
7,290	International Game Technology(c)	276,583	4,180	Smith International, Inc.(c)	185,885
3,700	ITT Educational Services, Inc.(b)	243,497	6,800	Southwestern Energy Company(b,c)	211,888
4,700	McCormick & Schmick’s Seafood		1,800	Teekay LNG Partners, LP(b,c)	54,720
	Restaurants, Inc.(b)	111,860	4,100	Toreador Resources
4,300	Netflix, Inc.(b,c)	117,003		Corporation(b,c)	115,333
4,400	Office Depot, Inc.(b)	167,200	2,700	Ultra Petroleum Corporation(b,c)	160,029
2,500	Panera Bread Company(b,c)	168,100	4,800	Weatherford International, Ltd.(b)	238,176
4,100	Priceline.com, Inc.(b,c)	122,426	5,133	XTO Energy, Inc.	227,238

5,700	Saks, Inc.(c)	92,169		Total Energy	3,180,771

6,100	Scientific Games Corporation(b)	217,282
1,100	Sears Holdings Corporation(b,c)	170,324	Financials (7.7%)
4,500	Shuffle Master, Inc.(b)	147,510	2,090	Affiliated Managers Group, Inc.(b,c)	181,600
6,800	Staples, Inc.	165,376	2,900	AllianceBernstein Holding, LP(b,c)	177,306
4,400	Starwood Hotels & Resorts		8,800	American Equity Investment Life
	Worldwide, Inc.	265,496		Holding Company(c)	93,808
1,300	Station Casinos, Inc.(c)	88,504	3,600	Assurant, Inc.	174,240
9,700	Texas Roadhouse, Inc.(b,c)	131,144	3,600	Assured Guaranty, Ltd.	91,332
4,000	Toll Brothers, Inc.(b,c)	102,280	3,600	Astoria Financial Corporation(c)	109,620
2,500	Too, Inc.(b)	95,975	7,800	Charles Schwab Corporation	124,644
4,000	Under Armour, Inc.(b)	170,480	400	Chicago Mercantile Exchange
10,200	Urban Outfitters, Inc.(b,c)	178,398		Holdings, Inc.(c)	196,460
7,500	VistaPrint, Ltd.(b,c)	200,550	2,200	Commerce Bancorp, Inc.(c)	78,474
2,800	Williams-Sonoma, Inc.	95,340	5,400	E*TRADE Financial
2,400	Wynn Resorts, Ltd.(b,c)	175,920		Corporation(b,c)	123,228
4,800	XM Satellite Radio Holdings, Inc.(b,c) 70,320		5,000	East West Bancorp, Inc.	189,550

	Total Consumer		5,200	HCC Insurance Holdings, Inc.(c)	153,088
	Discretionary	5,228,698	1,570	Investors Financial Services

				Corporation(c)	70,493
Consumer Staples (0.9%)			4,900	Lazard, Ltd.(c)	197,960
4,400	Corn Products International, Inc.(c)	134,640	2,695	Legg Mason, Inc.	268,206
2,600	Whole Foods Market, Inc.	168,064	2,100	Lehman Brothers Holdings, Inc.	136,815

	Total Consumer Staples	302,704

The accompanying Notes to Financial Statements are an integral part of this schedule.

101

Mid Cap Growth Portfolio II Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (96.9%)	Value	Shares	Common Stock (96.9%)	Value

Financials — continued			6,000	VCA Antech, Inc.(b,c)	$191,580
4,900	Mellon Financial Corporation	$168,707	2,400	Ventana Medical Systems, Inc.(b,c)	113,232
6,700	Seabright Insurance Holdings(b,c)	107,937	5,200	Vertex Pharmaceuticals, Inc.(b,c)	190,892

	Total Financials	2,643,468		Total Health Care	5,765,699

Health Care (16.9%)			Industrials (16.6%)
4,800	Advanced Medical Optics, Inc.(b,c)	243,360	4,300	American Reprographics
1,600	Amylin Pharmaceuticals, Inc.(b,c)	78,992		Company(b)	155,875
8,700	BioMarin Pharmaceutical, Inc.(b)	125,019	4,200	Beacon Roofing Supply, Inc.(b,c)	92,442
2,100	Biomet, Inc.	65,709	1,600	Burlington Northern Santa Fe
1,280	C.R. Bard, Inc.	93,773		Corporation	126,800
2,900	Celgene Corporation(b,c)	137,547	2,300	ChoicePoint, Inc.(b)	96,071
2,200	Covance, Inc.(b)	134,684	1,500	Cooper Industries, Ltd.	139,380
2,850	Coventry Health Care, Inc.(b)	156,579	2,050	Corporate Executive Board
3,940	Cytyc Corporation(b)	99,918		Company	205,410
2,400	Dade Behring Holdings, Inc.	99,936	1,300	Cummins, Inc.	158,925
4,350	DaVita, Inc.(b)	216,195	2,300	DRS Technologies, Inc.(c)	112,125
2,400	Dentsply International, Inc.	145,440	6,100	Expeditors International of
2,800	Dexcom, Inc.(b,c)	38,024		Washington, Inc.	341,661
2,400	Digene Corporation(b)	92,976	3,600	Forward Air Corporation	146,628
4,100	Endo Pharmaceutical		2,300	Foster Wheeler, Ltd.(b,c)	99,360
	Holdings, Inc.(b)	135,218	4,300	GATX Corporation(c)	182,750
3,580	Fisher Scientific International, Inc.(b)	261,519	1,700	Harsco Corporation	132,532
4,900	Gen-Probe, Inc.(b)	264,502	4,500	Huron Consulting Group, Inc.(b)	157,905
2,740	Genzyme Corporation(b)	167,277	6,000	Interline Brands, Inc.(b,c)	140,280
4,460	Gilead Sciences, Inc.(b)	263,854	3,900	ITT Corporation	193,050
2,200	Haemonetics Corporation(b)	102,322	2,100	Jacobs Engineering Group, Inc.(b)	167,244
4,400	Health Net, Inc.(b)	198,748	2,950	Joy Global, Inc.	153,666
3,900	Henry Schein, Inc.(b)	182,247	3,800	Kirby Corporation(b,c)	150,100
900	Intuitive Surgical, Inc.(b,c)	106,173	2,500	Landstar System, Inc.	118,075
3,300	Manor Care, Inc.(c)	154,836	4,300	Mobile Mini, Inc.(b,c)	125,818
3,800	Medco Health Solutions, Inc.(b)	217,664	6,860	Monster Worldwide, Inc.(b)	292,648
5,030	Medicis Pharmaceutical		5,500	Oshkosh Truck Corporation	261,360
	Corporation(c)	120,720	5,600	Precision Castparts Corporation	334,656
5,250	MedImmune, Inc.(b,c)	142,275	2,850	Rockwell Automation, Inc.	205,228
4,800	NeoPharm, Inc.(b,c)	25,584	2,400	Rockwell Collins, Inc.	134,088
6,500	NuVasive, Inc.(b,c)	118,495	2,900	Roper Industries, Inc.(c)	135,575
8,100	PDL BioPharma, Inc.(b,c)	149,121	2,600	Stericycle, Inc.(b)	169,260
4,700	Pharmaceutical Product		6,100	Swift Transportation
	Development, Inc.(c)	165,064		Company, Inc.(b,c)	193,736
5,400	Psychiatric Solutions, Inc.(c)	154,764	2,300	Textron, Inc.	212,014
3,000	Quest Diagnostics, Inc.	179,760	3,200	Thomas & Betts Corporation(b)	164,160
3,000	ResMed, Inc.(b,c)	140,850	4,300	URS Corporation(b)	180,600
4,500	St. Jude Medical, Inc.(b)	145,890	4,100	US Airways Group, Inc.(b,c)	207,214

4,000	Thermo Electron Corporation(b)	144,960		Total Industrials	5,686,636

The accompanying Notes to Financial Statements are an integral part of this schedule.

102

Mid Cap Growth Portfolio II Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (96.9%)	Value	Shares	Common Stock (96.9%)	Value

Information Technology (22.5%)			26,400	Sun Microsystems, Inc.(b)	$109,560
8,466	Activision, Inc.(b,c)	$96,343	5,100	Tessera Technologies, Inc.(b,c)	140,250
8,546	Adobe Systems, Inc.(b)	259,457	8,900	TIBCO Software, Inc.(b)	62,745
6,500	Akamai Technologies, Inc.(b,c)	235,235	6,200	Varian Semiconductor Equipment
6,620	Alliance Data Systems			Associates, Inc.(b)	202,182
	Corporation(b)	389,385	6,700	Viisage Technology, Inc.(b,c)	101,572
5,800	Amdocs, Ltd.(b,c)	212,280	6,800	Western Digital Corporation(b)	134,708
4,480	Amphenol Corporation(c)	250,701	7,900	Xilinx, Inc.	178,935
6,900	aQuantive, Inc.(b,c)	174,777	4,200	Zoran Corporation(b)	102,228

4,400	Autodesk, Inc.(b)	151,624		Total Information
12,000	Avaya, Inc.(b)	137,040		Technology	7,691,696

1,850	Baidu.com, Inc.(b,c)	152,680
11,300	BEA Systems, Inc.(b)	147,917	Materials (3.9%)
4,500	Broadcom Corporation(b)	135,225	1,700	Allegheny Technologies, Inc.	117,708
3,000	CheckFree Corporation(b)	148,680	4,700	Ball Corporation(d)	174,088
4,400	Citrix Systems, Inc.(b)	176,616	3,500	Bemis Company, Inc.	107,170
14,300	CNET Networks, Inc.(b,c)	114,114	4,000	Freeport-McMoRan Copper &
4,500	Cogent, Inc.(b,c)	67,815		Gold, Inc.(c)	221,640
4,100	Cognizant Technology Solutions		1,500	Martin Marietta Materials, Inc.	136,725
	Corporation(b,c)	276,217	6,700	Mosaic Company(b,c)	104,855
6,000	Fiserv, Inc.(b)	272,160	1,800	PPG Industries, Inc.	118,800
3,600	Freescale Semiconductor, Inc.(b,c)	104,400	4,000	Praxair, Inc.	216,000
300	Google, Inc.(b)	125,799	11,900	Smurfit-Stone Container
6,650	Hyperion Solutions Corporation(b)	183,540		Corporation(b,c)	130,186

4,800	Intersil Corporation	111,600		Total Materials	1,327,172

60,300	JDS Uniphase Corporation(b,c)	152,559
15,325	Juniper Networks, Inc.(b)	245,047	Telecommunications Services (3.8%)
2,800	KLA-Tencor Corporation	116,396	4,280	American Tower Corporation(b)	133,194
4,100	Lam Research Corporation(b)	191,142	9,800	Broadwing Corporation(b,c)	101,430
3,920	Marvell Technology Group, Ltd.(b)	173,774	2,840	Crown Castle International
2,000	MEMC Electronic Materials, Inc.(b)	75,000		Corporation(b)	98,094
8,300	Microchip Technology, Inc.	278,465	12,500	Dobson Communications
5,300	MoneyGram International, Inc.	179,935		Corporation(b,c)	96,625
5,700	National Semiconductor		27,000	Level 3 Communications, Inc.(b,c)	119,880
	Corporation	135,945	3,100	NeuStar, Inc.(b,c)	104,625
2,800	NAVTEQ Corporation(b,c)	125,104	6,700	NII Holdings, Inc.(b)	377,746
3,600	Network Appliance, Inc.(b,c)	127,080	3,400	Rogers Communications, Inc.	137,360
17,200	Novell, Inc.(b,c)	114,036	4,700	SBA Communications
6,100	Oplink Communications, Inc.(b,c)	111,691		Corporation(b)	122,858

2,000	Opsware, Inc.(b,c)	16,480		Total Telecommunications
5,700	Palm, Inc.(b,c)	91,770		Services	1,291,812

5,300	Rackable Systems, Inc.(b,c)	209,297

7,100	Red Hat, Inc.(b,c)	166,140		Total Common Stock
7,600	Redback Networks, Inc.(b,c)	139,384		(cost $29,336,537)	33,118,656

1,700	SanDisk Corporation(b)	86,666

The accompanying Notes to Financial Statements are an integral part of this schedule.

103

Mid Cap Growth Portfolio II Schedule of Investments as of June 30, 2006 (unaudited)(a)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (25.4%)	Rate(e)	Date	Value

8,696,255	Thrivent Financial Securities Lending Trust	5.230%	N/A	$8,696,255

	Total Collateral Held for Securities Loaned
	(cost $8,696,255)			8,696,255

		Interest	Maturity
Shares	Short-Term Investments (2.9%)	Rate(e)	Date	Value

984,741	Thrivent Money Market Portfolio	4.950%	N/A	$984,741

	Total Short-Term Investments (at amortized cost)			984,741

	Total Investments (cost $39,017,533) 125.2%			$42,799,652

	Other Assets and Liabilities, Net (25.2%)			(8,606,634)

	Total Net Assets 100.0%			$34,193,018

(a) The categories of investments are shown as a percentage of total net assets.

(b) Non-income producing security.

(c) All or a portion of the security is on loan as discussed in item 2(L) of the Notes to Financial Statements.

(d) Designated as cover for long settling trades as discussed in the Notes to Financial Statements.

(e) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(f) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$4,910,589
Gross unrealized depreciation	(1,128,470)

Net unrealized appreciation (depreciation)	$3,782,119
Cost for federal income tax purposes	$39,017,533

The accompanying Notes to Financial Statements are an integral part of this schedule.

104

Partner Mid Cap Value Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (98.4%)	Value	Shares	Common Stock (98.4%)	Value

Consumer Discretionary (11.2%)			10,475	Eaton Vance Corporation	$261,456
4,407	Autoliv, Inc.	$249,304	18,415	Equity Office Properties Trust(b)	672,332
8,136	Dow Jones & Company, Inc.(b)	284,841	6,383	Equity Residential REIT	285,512
11,857	Harrah’s Entertainment, Inc.	843,981	5,330	Everest Re Group, Ltd.	461,418
13,924	J.C. Penney Company, Inc.		2,438	FirstMerit Corporation(b)	51,052
	(Holding Company)	940,009	5,907	Healthcare Realty Trust, Inc.(b)	188,138
6,668	Lamar Advertising Company(b,c)	359,138	5,573	Home Properties, Inc.(b)	309,357
11,242	Lennar Corporation	498,808	23,596	Hudson City Bancorp, Inc.	314,535
1,950	Mohawk Industries, Inc.(b,c)	137,182	12,201	iStar Financial, Inc.	460,588
23,791	Newell Rubbermaid, Inc.(b)	614,522	18,898	KeyCorp	674,281
13,579	Ross Stores, Inc.	380,891	4,297	Liberty Property Trust(b)	189,927

	Total Consumer		6,879	Lincoln National Corporation	388,251
	Discretionary	4,308,676	5,443	M&T Bank Corporation(b)	641,839

			7,600	Northern Trust Corporation	420,280
Consumer Staples (4.7%)			6,780	PartnerRe, Ltd.(b)	434,259
2,014	Archer-Daniels-Midland Company	83,138	13,587	Plum Creek Timber Company, Inc.	482,338
7,673	Clorox Company	467,823	7,131	PMI Group, Inc.(b)	317,900
6,242	Pepsi Bottling Group, Inc.	200,680	5,406	RenaissanceRe Holdings, Ltd.(b)	261,975
3,971	Reynolds American, Inc.(b)	457,856	3,481	Torchmark Corporation	211,366
7,800	Safeway, Inc.	202,800	7,679	Zions Bancorporation	598,501

13,270	Smithfield Foods, Inc.(b,c)	382,574		Total Financials	11,933,053

	Total Consumer Staples	1,794,871

			Health Care (5.9%)
Energy (10.4%)			10,988	Apria Healthcare Group, Inc.(b,c)	207,673
17,504	BJ Services Company	652,199	11,288	Charles River Laboratories
12,242	EOG Resources, Inc.	848,860		International, Inc.(b,c)	415,398
1,996	Grant Prideco, Inc.(c)	89,321	6,487	Coventry Health Care, Inc.(c)	356,396
43,106	Range Resources Corporation	1,172,053	8,518	Health Net, Inc.(c)	384,758
9,784	Ultra Petroleum Corporation(b,c)	579,898	18,525	IMS Health, Inc.	497,396
29,126	Williams Companies, Inc.	680,383	12,746	MedImmune, Inc.(b,c)	345,417

	Total Energy	4,022,714	3,070	PerkinElmer, Inc.	64,163

				Total Health Care	2,271,201

Financials (31.0%)
11,379	Ambac Financial Group, Inc.	922,837	Industrials (7.9%)
4,483	American Capital Strategies, Ltd.(b)	150,091	4,429	Alliant Techsystems, Inc.(c)	338,154
16,966	Apartment Investment &		18,930	Allied Waste Industries, Inc.(c)	215,045
	Management Company	737,173	7,283	American Standard
4,143	Assurant, Inc.	200,521		Companies, Inc.	315,135
5,894	Bear Stearns Companies, Inc.	825,632	3,604	Carlisle Companies, Inc.	285,797
2,854	Brandywine Realty Trust(b)	91,813	5,550	Cooper Industries, Ltd.(c)	515,706
9,453	CIT Group, Inc.	494,297	10,592	Norfolk Southern Corporation	563,706
2,350	City National Corporation	152,962	8,248	Republic Services, Inc.	332,724
2,828	Commerce Bancshares, Inc.	141,541	7,045	Rockwell Collins, Inc.	393,604
9,404	Developers Diversified Realty		2,640	Swift Transportation
	Corporation(b)	490,701		Company, Inc.(b,c)	83,846

4,390	E*TRADE Financial Corporation(c)	100,180		Total Industrials	3,043,717

The accompanying Notes to Financial Statements are an integral part of this schedule.

105

Partner Mid Cap Value Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (98.4%)	Value	Shares	Common Stock (98.4%)	Value

Information Technology (8.4%)			Telecommunications Services (0.8%)
47,137	Activision, Inc.(c)	$536,419	7,100	Embarq Corporation(c)	$291,029

11,645	ADC Telecommunications, Inc.(b,c)	196,335		Total Telecommunications
8,973	Amphenol Corporation	502,129		Services	291,029

6,620	Arrow Electronics, Inc.(c)	213,164
49,080	BearingPoint, Inc.(b,c)	410,800	Utilities (13.4%)
5,617	Freescale Semiconductor, Inc.(b,c)	162,893	13,937	AGL Resources, Inc.	531,278
990	National Semiconductor		7,413	CMS Energy Corporation(b,c)	95,924
	Corporation	23,612	11,868	DPL, Inc.(b)	318,062
380	NCR Corporation(c)	13,923	18,487	Edison International, Inc.	720,993
19,839	Seagate Technology(b,c)	449,155	13,932	Entergy Corporation	985,689
7,318	Tessera Technologies, Inc.(b,c)	201,245	4,619	FirstEnergy Corporation	250,396
28,137	Unisys Corporation(b,c)	176,700	7,816	Northeast Utilities Service
10,679	Zebra Technologies Corporation(c)	364,795		Company	161,557

	Total Information		20,395	PG&E Corporation	801,116
	Technology	3,251,170	26,704	PPL Corporation	862,539

			1,434	Public Service Enterprise
Materials (4.7%)				Group, Inc.	94,816
3,533	Allegheny Technologies, Inc.(b)	244,625	1,850	Sierra Pacific Resources(c)	25,900
3,358	Ashland, Inc.	223,979	7,559	Wisconsin Energy Corporation	304,628

14,036	Commercial Metals Company	360,725		Total Utilities	5,152,898

10,729	MeadWestvaco Corporation(b)	299,661

15,882	Packaging Corporation			Total Common Stock
	of America(b)	349,722		(cost $36,162,145)	37,881,790

6,659	Rohm and Haas Company	333,749

	Total Materials	1,812,461

The accompanying Notes to Financial Statements are an integral part of this schedule.

106

Partner Mid Cap Value Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (20.4%)	Rate(d)	Date	Value

7,879,186	Thrivent Financial Securities Lending Trust	5.230%	N/A	$7,879,186

	Total Collateral Held for Securities Loaned
	(cost $7,879,186)			7,879,186

		Interest	Maturity
Shares	Short-Term Investments (1.8%)	Rate(d)	Date	Value

680,827	Thrivent Money Market Portfolio	4.950%	N/A	$680,827

	Total Short-Term Investments (at amortized cost)			680,827

	Total Investments (cost $44,722,158) 120.6%			$46,441,803

	Other Assets and Liabilities, Net (20.6%)			(7,926,277)

	Total Net Assets 100.0%			$38,515,526

(a) The categories of investments are shown as a percentage of total net assets.

(b) All or a portion of the security is on loan as discussed in item 2(L) of the Notes to Financial Statements.

(c) Non-income producing security.

(d) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(e) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$2,668,147
Gross unrealized depreciation	(948,502)

Net unrealized appreciation (depreciation)	$1,719,645
Cost for federal income tax purposes	$44,722,158

The accompanying Notes to Financial Statements are an integral part of this schedule.

107

Mid Cap Stock Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (95.0%)	Value	Shares	Common Stock (95.0%)	Value

Consumer Discretionary (13.4%)			Energy (3.7%)
24,600	Abercrombie & Fitch Company	$1,363,578	10,100	Apache Corporation	$689,325
47,700	Advance Auto Parts, Inc.	1,378,530	55,900	FMC Technologies, Inc.(b)	3,771,014
26,600	American Eagle Outfitters, Inc.	905,464	23,800	Newfield Exploration Company(b)	1,164,772
71,600	CBS Corporation	1,936,780	18,600	Peabody Energy Corporation	1,036,950
32,700	Chico’s FAS, Inc.(b,c)	882,246	57,500	Range Resources Corporation	1,563,425
12,700	Children’s Place Retail		22,700	Smith International, Inc.	1,009,469
	Stores, Inc.(b,c)	762,635	43,000	XTO Energy, Inc.	1,903,610

40,000	Clear Channel			Total Energy	11,138,565

	Communications, Inc.(c)	1,238,000
44,750	Coldwater Creek, Inc.(b,c)	1,197,510	Financials (17.5%)
45,200	E.W. Scripps Company(c)	1,949,928	35,800	A.G. Edwards, Inc.	1,980,456
63,400	Federated Department Stores, Inc.	2,320,440	29,950	Affiliated Managers
64,800	Foot Locker, Inc.	1,586,952		Group, Inc.(b,c)	2,602,356
22,800	Genesco, Inc.(b)	772,236	40,400	American Capital Strategies, Ltd.(c)	1,352,592
63,900	Goodyear Tire & Rubber		34,600	Assurant, Inc.(c)	1,674,640
	Company(b,c)	709,290	11,900	Bear Stearns Companies, Inc.	1,666,952
25,300	Harley-Davidson, Inc.(c)	1,388,717	27,100	Brown & Brown, Inc.(c)	791,862
21,600	Harrah’s Entertainment, Inc.	1,537,488	63,516	CapitalSource, Inc.(c)	1,490,085
24,300	International Game Technology	921,942	10,700	City National Corporation	696,463
15,800	Kohl’s Corporation(b)	934,096	125,800	Colonial BancGroup, Inc.	3,230,544
17,800	MGM MIRAGE(b)	726,240	46,800	Commerce Bancorp, Inc.(c)	1,669,356
25,400	Michaels Stores, Inc.	1,047,496	28,800	Cullen/Frost Bankers, Inc.	1,650,240
12,600	Mohawk Industries, Inc.(b,c)	886,410	23,600	Everest Re Group, Ltd.	2,043,052
60,100	Newell Rubbermaid, Inc.	1,552,383	54,262	Fidelity National Financial, Inc.(c)	2,113,505
39,700	NIKE, Inc.	3,215,700	60,600	General Growth Properties, Inc.	2,730,636
41,200	Nordstrom, Inc.	1,503,800	161,200	HCC Insurance Holdings, Inc.	4,745,728
43,900	Ross Stores, Inc.	1,231,395	30,100	Home Properties, Inc.	1,670,851
6,000	Sears Holdings Corporation(b,c)	929,040	20,200	Investors Financial Services
157,700	Service Corporation International c	1,352,592		Corporation(c)	906,980
98,600	TJX Companies, Inc.	2,253,996	24,000	Leucadia National Corporation(c)	700,560
2,900	Washington Post Company(c)	2,262,029	37,700	Mellon Financial Corporation	1,298,011
55,000	WMS Industries, Inc.(b,c)	1,506,450	33,200	Mercantile Bankshares

	Total Consumer			Corporation	1,184,244
	Discretionary	40,184,449	68,200	Nationwide Health

				Properties, Inc.(c)	1,535,182
Consumer Staples (4.5%)			106,000	New York Community
25,000	Alberto-Culver Company	1,218,000		Bancorp, Inc.(c)	1,750,060
37,200	Clorox Company	2,268,084	55,600	PartnerRe, Ltd.(c)	3,561,180
69,400	Constellation Brands, Inc.(b)	1,735,000	35,800	PMI Group, Inc.(c)	1,595,964
76,000	Flowers Foods, Inc.	2,176,640	54,000	Rayonier, Inc. REIT	2,047,140
65,100	Hershey Company	3,585,057	57,100	TCF Financial Corporation(c)	1,510,295
44,300	NBTY, Inc.(b)	1,059,213	70,600	U-Store-It Trust	1,331,516
46,800	Pepsi Bottling Group, Inc.	1,504,620	40,400	W.R. Berkley Corporation	1,378,852

	Total Consumer Staples	13,546,614	29,900	Westamerica Bancorporation(c)	1,464,203

				Total Financials	52,373,505

The accompanying Notes to Financial Statements are an integral part of this schedule.

108

Mid Cap Stock Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (95.0%)	Value	Shares	Common Stock (95.0%)	Value

Health Care (11.6%)			21,100	MSC Industrial Direct
72,900	Advanced Medical Optics, Inc.(b,c)	$3,696,030		Company, Inc.	$1,003,727
22,900	Aetna, Inc.	914,397	61,400	Oshkosh Truck Corporation	2,917,728
16,400	Amylin Pharmaceuticals, Inc.(b,c)	809,668	21,400	Precision Castparts Corporation	1,278,864
40,200	Beckman Coulter, Inc.(c)	2,233,110	112,100	Republic Services, Inc.	4,522,114
31,500	Biovail Corporation	737,415	21,000	Rockwell Automation, Inc.	1,512,210
22,700	C.R. Bard, Inc.	1,663,002	87,300	Roper Industries, Inc.	4,081,275
15,100	Cephalon, Inc.(b,c)	907,510	54,900	Southwest Airlines Company	898,713
29,900	Cooper Companies, Inc.(c)	1,324,271	12,100	Stericycle, Inc.(b,c)	787,710
32,200	Cytyc Corporation(b)	816,592	85,300	Tetra Tech, Inc.(b)	1,513,222
14,700	Dentsply International, Inc.	890,820	114,300	URS Corporation(b)	4,800,600
16,500	Edwards Lifesciences		63,900	Waste Management, Inc.	2,292,732
	Corporation(b,c)	749,595	37,500	WESCO International, Inc.(b)	2,587,500

31,200	Endo Pharmaceutical			Total Industrials	47,416,530

	Holdings, Inc.(b)	1,028,976
26,400	Henry Schein, Inc.(b,c)	1,233,672	Information Technology (13.6%)
61,300	IMS Health, Inc.(c)	1,645,905	112,200	Alcatel SA ADR(b,c)	1,414,842
10,800	Intuitive Surgical, Inc.(b)	1,274,076	16,800	Alliance Data Systems
14,800	Invitrogen Corporation(b)	977,836		Corporation(b)	988,176
44,400	LifePoint Hospitals, Inc.(b)	1,426,572	40,000	Amphenol Corporation	2,238,400
27,300	Omnicare, Inc.(c)	1,294,566	29,400	Analog Devices, Inc.	944,916
38,500	PDL BioPharma, Inc.(b)	708,785	196,100	Avaya, Inc.(b)	2,239,462
45,300	Quest Diagnostics, Inc.	2,714,376	75,300	BEA Systems, Inc.(b)	985,677
31,500	Respironics, Inc.(b)	1,077,930	60,300	Cadence Design Systems, Inc.(b)	1,034,145
52,700	St. Jude Medical, Inc.(b)	1,708,534	24,300	CDW Corporation(c)	1,327,995
29,800	Universal Health Services, Inc.	1,497,748	26,700	CheckFree Corporation(b)	1,323,252
45,200	Vertex Pharmaceuticals, Inc.(b,c)	1,659,292	16,600	Cognizant Technology Solutions
37,000	WebMD Health Corporation(b,c)	1,750,100		Corporation(b)	1,118,342

	Total Health Care	34,740,778	219,200	Compuware Corporation(b)	1,468,640

			19,800	Diebold, Inc.(c)	804,276
Industrials (15.8%)			20,700	DST Systems, Inc.(b)	1,231,650
164,600	Allied Waste Industries, Inc.(b)	1,869,856	59,600	eFunds Corporation(b)	1,314,180
31,100	AMR Corporation(b,c)	790,562	59,300	Electronic Data Systems
18,200	ARAMARK Corporation	602,602		Corporation	1,426,758
15,800	Avery Dennison Corporation	917,348	66,000	Integrated Device
23,000	Brady Corporation(c)	847,320		Technology, Inc.(b)	935,880
51,500	Cintas Corporation	2,047,640	27,300	International Rectifier
20,300	Cooper Industries, Ltd.(b)	1,886,276		Corporation(b,c)	1,066,884
38,500	Fastenal Company(c)	1,551,165	38,700	Intersil Corporation	899,775
22,600	GATX Corporation(c)	960,500	73,200	Juniper Networks, Inc.(b)	1,170,468
12,000	Jacobs Engineering Group, Inc.(b)	955,680	24,300	Lam Research Corporation(b)	1,132,866
15,100	Joy Global, Inc.	786,559	23,200	MEMC Electronic Materials, Inc.(b)	870,000
64,000	Kirby Corporation(b)	2,528,000	25,500	Microchip Technology, Inc.	855,525
76,300	Laidlaw International, Inc.	1,922,760	29,700	MoneyGram International, Inc.	1,008,315
32,900	Landstar System, Inc.	1,553,867	18,900	Paychex, Inc.	736,722
			76,000	PMC-Sierra, Inc.(b,c)	714,400

The accompanying Notes to Financial Statements are an integral part of this schedule.

109

Mid Cap Stock Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (95.0%)	Value	Shares	Common Stock (95.0%)	Value

Information Technology — continued			Utilities (4.0%)
61,100	QLogic Corporation(b)	$1,053,364	169,300	CMS Energy Corporation(b,c)	$2,190,742
38,400	Red Hat, Inc.(b,c)	898,560	26,200	Dominion Resources, Inc.	1,959,498
23,400	Salesforce.com, Inc.(b,c)	623,844	21,400	National Fuel Gas Company	751,996
209,000	STATS ChipPAC, Ltd.(b,c)	1,308,340	36,800	Northeast Utilities Service
41,500	Sybase, Inc.(b)	805,100		Company	760,656
41,000	Synopsys, Inc.(b)	769,570	18,800	NRG Energy, Inc.(b)	905,784
36,300	Varian Semiconductor		34,200	PNM Resources, Inc.	853,632
	Equipment Associates, Inc.(b)	1,183,743	47,100	PPL Corporation	1,521,330
68,500	Vishay Intertechnology, Inc.(b,c)	1,077,505	56,400	Southern Union Company(c)	1,526,184
33,500	WebEx Communications, Inc.(b,c)	1,190,590	37,600	Wisconsin Energy Corporation	1,515,280

65,700	Western Digital Corporation(b)	1,301,517		Total Utilities	11,985,102

159,300	Wind River Systems, Inc.(b,c)	1,417,770

	Total Information			Total Common Stock
	Technology	40,881,449		(cost $273,005,520)	284,707,802

Materials (9.8%)
45,400	Albemarle Corporation(c)	2,173,752
24,800	Ball Corporation	918,592
104,200	Bemis Company, Inc.	3,190,604
250,400	Chemtura Corporation	2,338,736
176,500	Crown Holdings, Inc.(b)	2,748,105
22,900	FMC Corporation(c)	1,474,531
57,300	Lubrizol Corporation	2,283,405
163,300	Owens-Illinois, Inc.(b)	2,736,908
128,300	Pactiv Corporation(b)	3,175,425
46,400	PPG Industries, Inc.	3,062,400
46,300	Rohm and Haas Company	2,320,556
98,900	RPM International, Inc.	1,780,200
20,700	Sealed Air Corporation(c)	1,078,056

	Total Materials	29,281,270

Telecommunications Services (1.1%)
268,700	Cincinnati Bell, Inc.(b)	1,101,670
36,500	NII Holdings, Inc.(b)	2,057,870

	Total Telecommunications
	Services	3,159,540

The accompanying Notes to Financial Statements are an integral part of this schedule.

110

Mid Cap Stock Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (19.9%)	Rate(d)	Date	Value

59,843,769	Thrivent Financial Securities Lending Trust	5.230%	N/A	$59,843,769

	Total Collateral Held for Securities Loaned
	(cost $59,843,769)			59,843,769

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (9.9%)	Rate(d)	Date	Value

$11,530,000	Corporate Asset Finance Company, LLC	5.270%	7/3/2006	$11,526,624
5,000,000	Edison Asset Securitization, LLC	5.280	7/5/2006	4,997,067
13,035,951	Thrivent Money Market Portfolio	4.950	N/A	13,035,951

	Total Short-Term Investments (at amortized cost)			29,559,642

	Total Investments (cost $362,408,931) 124.8%			$374,111,213

	Other Assets and Liabilities, Net (24.8%)			(74,374,207)

	Total Net Assets 100.0%			$299,737,006

(a) The categories of investments are shown as a percentage of total net assets.

(b) Non-income producing security.

(c) All or a portion of the security is on loan as discussed in item 2(L) of the Notes to Financial Statements.

(d) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(e) Miscellaneous footnote: ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

(f) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$20,183,529
Gross unrealized depreciation	(8,481,247)

Net unrealized appreciation (depreciation)	$11,702,282
Cost for federal income tax purposes	$362,408,931

The accompanying Notes to Financial Statements are an integral part of this schedule.

111

Mid Cap Index Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (97.9%)	Value	Shares	Common Stock (97.9%)	Value

Consumer Discretionary (14.0%)			7,530	Laureate Education, Inc.(b)	$321,004
7,233	99 Cents Only Stores(b,c)	$75,657	9,970	Lear Corporation(b,c)	221,434
13,080	Abercrombie & Fitch Company	725,024	6,890	Lee Enterprises, Inc.	185,686
16,000	Advance Auto Parts, Inc.	462,400	4,900	M.D.C. Holdings, Inc.(c)	254,457
8,100	Aeropostale, Inc.(b)	234,009	3,600	Media General, Inc.(c)	150,804
19,520	American Eagle Outfitters, Inc.	664,461	19,600	Michaels Stores, Inc.	808,304
8,500	American Greetings Corporation(c)	178,585	5,060	Modine Manufacturing Company	118,202
10,850	AnnTaylor Stores Corporation(b)	470,673	7,870	Mohawk Industries, Inc.(b,c)	553,654
11,100	Applebee’s International, Inc.	213,342	16,800	O’Reilly Automotive, Inc.(b)	523,992
10,430	ArvinMeritor, Inc.(c)	179,292	9,780	OSI Restaurant Partners, Inc.(c)	338,388
1,780	Bandag, Inc.(c)	65,130	10,700	Pacific Sunwear of California, Inc.(b)	191,851
7,770	Barnes & Noble, Inc.	283,605	10,100	Payless ShoeSource, Inc.(b)	274,417
6,000	Beazer Homes USA, Inc.(c)	275,220	20,800	PETsMART, Inc.	532,480
13,510	Belo Corporation	210,756	12,900	Pier 1 Imports, Inc.(c)	90,042
3,930	Blyth, Inc.	72,548	9,000	Polo Ralph Lauren Corporation	494,100
5,410	Bob Evans Farms, Inc.	162,354	14,410	Reader’s Digest Association, Inc.(c)	201,164
9,500	Borders Group, Inc.	175,370	6,700	Regis Corporation(c)	238,587
8,460	BorgWarner, Inc.	550,746	10,300	Rent-A-Center, Inc.(b)	256,058
6,500	Boyd Gaming Corporation(c)	262,340	21,160	Ross Stores, Inc.	593,538
12,670	Brinker International, Inc.	459,921	8,800	Ruby Tuesday, Inc.(c)	214,808
9,660	Callaway Golf Company	125,483	6,700	Ryland Group, Inc.(c)	291,919
14,600	Career Education Corporation(b)	436,394	20,350	Saks, Inc.(c)	329,060
15,600	CarMax, Inc.(b,c)	553,176	5,410	Scholastic Corporation(b)	140,498
5,590	Catalina Marketing Corporation(c)	159,091	9,700	Scientific Games Corporation(b)	345,514
4,600	CBRL Group, Inc.(c)	156,032	7,020	Sotheby’s(b,c)	184,275
11,700	Cheesecake Factory, Inc.(b,c)	315,315	5,100	Thor Industries, Inc.(c)	247,095
27,000	Chico’s FAS, Inc.(b)	728,460	7,800	Timberland Company(b)	203,580
14,520	Claire’s Stores, Inc.	370,405	17,300	Toll Brothers, Inc.(b,c)	442,361
12,800	Corinthian Colleges, Inc.(b,c)	183,808	8,100	Tupperware Corporation	159,489
8,720	DeVry, Inc.(b,c)	191,578	16,400	Urban Outfitters, Inc.(b,c)	286,836
15,460	Dollar Tree Stores, Inc.(b)	409,690	7,280	Valassis Communications, Inc.(b)	171,735
5,520	Emmis Communications		880	Washington Post Company	686,409
	Corporation(b,c)	86,333	9,570	Westwood One, Inc.	71,775
5,000	Entercom Communications		17,080	Williams-Sonoma, Inc.	581,574

	Corporation	130,800		Total Consumer
23,000	Foot Locker, Inc.	563,270		Discretionary	23,305,639

7,340	Furniture Brands
	International, Inc.(c)	152,966	Consumer Staples (1.9%)
8,800	GameStop Corporation(b)	369,600	9,840	BJ’s Wholesale Club, Inc.(b)	278,964
22,820	Gentex Corporation(c)	319,480	9,610	Church & Dwight Company, Inc.	349,996
18,840	GTECH Holdings Corporation	655,255	9,150	Energizer Holdings, Inc.(b)	535,916
8,300	Harte-Hanks, Inc.	212,812	10,930	Hormel Foods Corporation	405,940
5,300	Hovnanian Enterprises, Inc.(b,c)	159,424	8,576	J.M. Smucker Company	383,347
5,270	International Speedway		3,840	Lancaster Colony Corporation(c)	151,565
	Corporation	244,370	9,010	PepsiAmericas, Inc.	199,211
5,400	ITT Educational Services, Inc.(b)	355,374	5,310	Ruddick Corporation	130,148

The accompanying Notes to Financial Statements are an integral part of this schedule.

112

Mid Cap Index Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (97.9%)	Value	Shares	Common Stock (97.9%)	Value

Consumer Staples — continued			7,700	Cathay General Bancorp(c)	$280,126
14,700	Smithfield Foods, Inc.(b)	$423,801	6,220	City National Corporation	404,860
3,830	Tootsie Roll Industries, Inc.(c)	111,577	23,000	Colonial BancGroup, Inc.	590,640
3,840	Universal Corporation	142,925	7,200	Cullen/Frost Bankers, Inc.	412,560

	Total Consumer Staples	3,113,390	16,300	Developers Diversified Realty

				Corporation	850,534
Energy (10.3%)			19,000	Eaton Vance Corporation	474,240
21,200	Arch Coal, Inc.	898,244	9,610	Everest Re Group, Ltd.	831,938
17,260	Cameron International		25,930	Fidelity National Financial, Inc.	1,009,974
	Corporation(b)	824,510	14,300	First American Corporation	604,461
17,700	Denbury Resources, Inc.(b)	560,559	16,600	First Niagara Financial Group, Inc.	232,732
22,830	ENSCO International, Inc.	1,050,637	11,880	FirstMerit Corporation	248,767
10,200	FMC Technologies, Inc.(b)	688,092	7,560	Greater Bay Bancorp	217,350
8,300	Forest Oil Corporation(b,c)	275,228	7,470	Hanover Insurance Group, Inc.	354,526
19,460	Grant Prideco, Inc.(b)	870,835	16,450	HCC Insurance Holdings, Inc.	484,288
13,720	Hanover Compressor Company(b,c)	257,662	8,100	Highwoods Properties, Inc.	293,058
7,840	Helmerich & Payne, Inc.	472,438	6,460	Horace Mann Educators
19,100	Newfield Exploration Company(b)	934,754		Corporation	109,497
26,300	Noble Energy, Inc.	1,232,418	10,700	Hospitality Properties Trust	469,944
4,500	Overseas Shipholding Group, Inc.	266,175	9,700	IndyMac Bancorp, Inc.(c)	444,745
25,400	Patterson-UTI Energy, Inc.	719,074	9,740	Investors Financial Services
39,300	Peabody Energy Corporation	2,190,973		Corporation(c)	437,326
19,200	Pioneer Natural Resources		14,900	Jefferies Group, Inc.	441,487
	Company(c)	891,072	24,370	Leucadia National Corporation(c)	711,360
11,700	Plains Exploration & Production		13,300	Liberty Property Trust(c)	587,860
	Company(b,c)	474,318	7,660	Longview Fibre Company	146,229
8,600	Pogo Producing Company(c)	396,460	10,700	Macerich Company	751,140
24,020	Pride International, Inc.(b)	750,145	9,300	Mack-Cali Realty Corporation	427,056
10,000	Quicksilver Resources, Inc.(b,c)	368,100	18,380	Mercantile Bankshares Corporation	655,615
29,800	Smith International, Inc.	1,325,206	5,300	Mercury General Corporation	298,761
24,900	Southwestern Energy Company(b)	775,884	15,600	New Plan Excel Realty Trust, Inc.(c)	385,164
8,900	Tidewater, Inc.	437,880	39,011	New York Community
8,700	Western Gas Resources, Inc.(c)	520,695		Bancorp, Inc.(c)	644,072

	Total Energy	17,181,359	9,530	Ohio Casualty Corporation	283,327

			34,250	Old Republic International
Financials (17.2%)				Corporation	731,922
11,220	A.G. Edwards, Inc.	620,690	13,280	PMI Group, Inc.(c)	592,022
13,100	AMB Property Corporation	662,205	5,808	Potlatch Corporation(c)	219,244
7,090	American Financial Group, Inc.	304,161	10,370	Protective Life Corporation	483,449
19,390	AmeriCredit Corporation(b)	541,369	12,220	Radian Group, Inc.	754,952
5,800	AmerUs Group Company(c)	339,590	13,225	Raymond James Financial, Inc.	400,321
14,400	Arthur J. Gallagher & Company(c)	364,896	11,408	Rayonier, Inc. REIT	432,477
19,693	Associated Banc-Corp	620,920	10,200	Regency Centers Corporation	633,930
12,670	Astoria Financial Corporation	385,802	9,370	SEI Investments Company	458,006
7,600	Bank of Hawaii Corporation	376,960	8,100	StanCorp Financial Group, Inc.	412,371
16,500	Brown & Brown, Inc.(c)	482,130	5,330	SVB Financial Group(b,c)	242,302

The accompanying Notes to Financial Statements are an integral part of this schedule.

113

Mid Cap Index Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (97.9%)	Value	Shares	Common Stock (97.9%)	Value

Financials — continued			17,060	PDL BioPharma, Inc.(b,c)	$314,075
16,720	TCF Financial Corporation	$442,244	12,350	Perrigo Company(c)	198,835
6,840	Texas Regional Bancshares, Inc.(c)	259,373	15,000	Pharmaceutical Product
20,000	United Dominion			Development, Inc.	526,800
	Realty Trust, Inc.	560,200	16,150	Sepracor, Inc.(b,c)	922,811
6,800	Unitrin, Inc.	296,412	9,800	STERIS Corporation	224,028
25,075	W.R. Berkley Corporation	855,810	5,900	Techne Corporation(b)	300,428
12,640	Waddell & Reed Financial, Inc.	259,878	13,000	Triad Hospitals, Inc.(b)	514,540
13,027	Washington Federal, Inc.	302,096	8,100	Universal Health Services, Inc.(c)	407,106
7,930	Webster Financial Corporation	376,199	13,710	Valeant Pharmaceuticals
12,000	Weingarten Realty Investors(c)	459,360		International(c)	231,973
4,720	Westamerica Bancorporation(c)	231,138	19,500	Varian Medical Systems, Inc.(b)	923,325
10,180	Wilmington Trust Corporation	429,392	4,600	Varian, Inc.(b)	190,946

	Total Financials	28,615,458 12,300		VCA Antech, Inc.(b)	392,739

			16,320	Vertex Pharmaceuticals, Inc.(b,c)	599,107

Health Care (10.0%)				Total Health Care	16,691,071

10,206	Advanced Medical Optics, Inc.(b,c)	517,444
10,000	Affymetrix, Inc.(b,c)	256,000	Industrials (16.0%)
6,370	Apria Healthcare Group, Inc.(b,c)	120,393	13,360	Adesa, Inc.	297,126
9,330	Beckman Coulter, Inc.	518,282	13,430	AGCO Corporation(b,c)	353,478
9,000	Cephalon, Inc.(b,c)	540,900	13,400	AirTran Holdings, Inc.(b,c)	199,124
10,700	Charles River Laboratories		5,740	Alaska Air Group, Inc.(b)	226,271
	International, Inc.(b)	393,760	6,760	Alexander & Baldwin, Inc.(c)	299,265
14,600	Community Health Systems, Inc.(b)	536,550	5,300	Alliant Techsystems, Inc.(b)	404,655
9,410	Covance, Inc.(b)	576,080	10,480	AMETEK, Inc.	496,542
16,900	Cytyc Corporation(b)	428,584	3,720	Banta Corporation	172,348
11,640	Dentsply International, Inc.	705,384	7,260	Brink’s Company(c)	409,537
8,720	Edwards Lifesciences		25,800	C.H. Robinson Worldwide, Inc.	1,375,140
	Corporation(b)	396,150	4,770	Carlisle Companies, Inc.	378,261
7,600	Gen-Probe, Inc.(b)	410,248	12,786	ChoicePoint, Inc.(b)	534,071
17,080	Health Net, Inc.(b)	771,504	7,230	Con-way, Inc.	418,834
13,100	Henry Schein, Inc.(b)	612,163	10,300	Copart, Inc.(b,c)	252,968
9,150	Hillenbrand Industries, Inc.(c)	443,775	6,000	Corporate Executive Board
5,400	Intuitive Surgical, Inc.(b)	637,038		Company	601,200
8,000	Invitrogen Corporation(b)	528,560	7,400	Crane Company	307,840
8,500	LifePoint Hospitals, Inc.(b)	273,105	7,700	Deluxe Corporation(c)	134,596
14,120	Lincare Holdings, Inc.(b)	534,301	10,100	Donaldson Company, Inc.	342,087
4,700	Martek Biosciences		6,000	DRS Technologies, Inc.	292,500
	Corporation(b,c)	136,065	9,820	Dun & Bradstreet Corporation(b)	684,258
8,100	Medicis Pharmaceutical		32,040	Expeditors International of
	Corporation(c)	194,400		Washington, Inc.	1,794,560
46,747	Millennium Pharmaceuticals, Inc.(b)	466,068	18,360	Fastenal Company(c)	739,724
17,920	Omnicare, Inc.(c)	849,766	7,200	Federal Signal Corporation	109,008
5,300	Par Pharmaceutical		8,330	Flowserve Corporation(b)	473,977
	Companies, Inc.(b,c)	97,838

The accompanying Notes to Financial Statements are an integral part of this schedule.

114

Mid Cap Index Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (97.9%)	Value	Shares	Common Stock (97.9%)	Value

Industrials — continued			Information Technology (15.4%)
7,620	GATX Corporation(c)	$323,850	58,100	3Com Corporation(b)	$297,472
10,100	Graco, Inc.	464,398	41,288	Activision, Inc.(b)	469,857
4,860	Granite Construction, Inc.	220,012	11,390	Acxiom Corporation	284,750
6,250	Harsco Corporation	487,250	10,080	ADTRAN, Inc.	226,094
9,790	Herman Miller, Inc.	252,288	2,400	Advent Software, Inc.(b)	86,568
7,630	HNI Corporation	346,020	10,000	Alliance Data Systems
9,130	Hubbell, Inc.	435,044		Corporation(b,c)	588,200
8,660	Jacobs Engineering Group, Inc.(b)	689,682	13,300	Amphenol Corporation	744,268
18,340	JB Hunt Transport Services, Inc.	456,849	18,070	Arrow Electronics, Inc.(b)	581,854
22,975	JetBlue Airways Corporation(b,c)	278,916	63,620	Atmel Corporation(b,c)	353,091
18,350	Joy Global, Inc.	955,852	21,720	Avnet, Inc.(b)	434,834
3,020	Kelly Services, Inc.	82,053	7,280	Avocent Corporation(b)	191,100
5,970	Kennametal, Inc.	371,632	17,900	BISYS Group, Inc.(b)	245,230
6,240	Korn/Ferry International(b)	122,242	3,710	Cabot Microelectronics
6,400	Lincoln Electric Holdings, Inc.(c)	400,960		Corporation(b,c)	112,450
13,070	Manpower, Inc.	844,322	41,980	Cadence Design Systems, Inc.(b)	719,957
4,100	Mine Safety Appliances		9,170	CDW Corporation	501,140
	Company(c)	164,820	21,800	Ceridian Corporation(b)	532,792
8,100	MSC Industrial Direct		13,580	CheckFree Corporation(b)	673,025
	Company, Inc.	385,317	20,800	Cognizant Technology Solutions
7,700	Navigant Consulting, Inc.(b,c)	174,405		Corporation(b)	1,401,296
5,090	Nordson Corporation	250,326	8,650	CommScope, Inc.(b,c)	271,783
10,900	Oshkosh Truck Corporation	517,968	14,870	Credence Systems Corporation(b,c)	52,045
15,060	Pentair, Inc.	514,901	11,400	Cree, Inc.(b,c)	270,864
19,880	Precision Castparts Corporation	1,188,029	7,170	CSG Systems International, Inc.(b)	177,386
17,610	Quanta Services, Inc.(b,c)	305,181	20,860	Cypress Semiconductor
17,800	Republic Services, Inc.	718,052		Corporation(b,c)	303,304
4,532	Rollins, Inc.(c)	89,008	9,930	Diebold, Inc.(c)	403,357
12,900	Roper Industries, Inc.	603,075	9,110	DST Systems, Inc.(b,c)	542,045
1,200	Sequa Corporation(b,c)	97,800	5,970	Dycom Industries, Inc.(b,c)	127,101
8,860	SPX Corporation	495,717	6,100	F5 Networks, Inc.(b)	326,228
6,500	Stericycle, Inc.(b,c)	423,150	9,650	Fair Isaac Corporation(c)	350,392
8,060	Swift Transportation		18,000	Fairchild Semiconductor
	Company, Inc.(b,c)	255,986		International, Inc.(b)	327,060
2,870	Tecumseh Products Company(b,c)	55,104	14,000	Fidelity National Information
5,940	Teleflex, Inc.	320,879		Services, Inc.	495,600
8,000	Thomas & Betts Corporation(b)	410,400	8,700	Gartner Group, Inc.(b,c)	123,540
12,500	Timken Company	418,875	20,000	Harris Corporation	830,200
10,495	Trinity Industries, Inc.(c)	423,998	5,110	Imation Corporation	209,766
10,120	United Rentals, Inc.(b,c)	323,638	17,600	Ingram Micro, Inc.(b)	319,088
7,600	Werner Enterprises, Inc.(c)	154,052	29,750	Integrated Device
8,500	YRC Worldwide, Inc.(b,c)	357,935		Technology, Inc.(b)	421,855

	Total Industrials	26,677,356	10,550	International Rectifier

				Corporation(b,c)	412,294
			21,000	Intersil Corporation	488,250

The accompanying Notes to Financial Statements are an integral part of this schedule.

115

Mid Cap Index Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (97.9%)	Value	Shares	Common Stock (97.9%)	Value

Information Technology — continued			9,390	Cabot Corporation(c)	$324,143
11,260	Jack Henry & Associates, Inc.	$221,372	35,700	Chemtura Corporation	333,438
12,980	KEMET Corporation(b,c)	119,676	17,800	Commercial Metals Company	457,460
20,900	Lam Research Corporation(b)	974,358	5,960	Cytec Industries, Inc.	319,814
16,950	Lattice Semiconductor		6,500	Ferro Corporation	103,740
	Corporation(b,c)	104,751	7,000	Florida Rock Industries, Inc.	347,690
7,640	Macrovision Corporation(b)	164,413	5,900	FMC Corporation	379,901
23,620	McAfee, Inc.(b)	573,257	6,680	Glatfelter Company(c)	106,012
23,600	McDATA Corporation(b,c)	96,288	10,260	Lubrizol Corporation	408,861
24,500	MEMC Electronic Materials, Inc.(b)	918,750	30,440	Lyondell Chemical Company	689,770
11,870	Mentor Graphics Corporation(b,c)	154,073	6,720	Martin Marietta Materials, Inc.	612,528
9,450	Micrel, Inc.(b,c)	94,594	2,980	Minerals Technologies, Inc.(c)	154,960
31,860	Microchip Technology, Inc.	1,068,903	10,800	Olin Corporation	193,644
12,500	MoneyGram International, Inc.	424,375	9,000	Packaging Corporation of America	198,180
15,360	MPS Group, Inc.(b)	231,322	4,700	Reliance Steel &
8,375	National Instruments Corporation	229,475		Aluminum Company	389,865
6,190	Newport Corporation(b,c)	99,783	17,700	RPM International, Inc.	318,600
13,700	Palm, Inc.(b,c)	220,570	6,800	Scotts Company(c)	287,776
7,140	Plantronics, Inc.(c)	158,579	6,930	Sensient Technologies Corporation 144,906
6,760	Plexus Corporation(b)	231,260	14,780	Sonoco Products Company	467,787
12,920	Polycom, Inc.(b)	283,206	6,400	Steel Dynamics, Inc.(c)	420,736
16,760	Powerwave Technologies, Inc.(b,c)	152,851	15,060	Valspar Corporation	397,735
7,780	Reynolds and Reynolds Company	238,613	10,600	Worthington Industries, Inc.(c)	222,070

28,240	RF Micro Devices, Inc.(b,c)	168,593		Total Materials	8,117,387

11,200	RSA Security, Inc.(b,c)	304,528
10,890	Semtech Corporation(b)	157,360	Telecommunications Services (0.5%)
6,800	Silicon Laboratories, Inc.(b)	239,020	36,710	Cincinnati Bell, Inc.(b)	150,511
5,700	SRA International, Inc.(b,c)	151,791	15,220	Telephone and Data Systems, Inc.	630,108

13,380	Sybase, Inc.(b)	259,572		Total Telecommunications
21,280	Synopsys, Inc.(b)	399,426		Services	780,619

8,280	Tech Data Corporation(b)	317,207
5,620	Transaction Systems		Utilities (7.7%)
	Architects, Inc.(b)	234,298	11,680	AGL Resources, Inc.	445,242
20,752	TriQuint Semiconductor, Inc.(b,c)	92,554	17,400	Alliant Energy Corporation	596,820
15,600	UTStarcom, Inc.(b,c)	121,524	19,266	Aqua America, Inc.(c)	439,072
27,320	Vishay Intertechnology, Inc.(b)	429,744	55,580	Aquila, Inc.(b,c)	233,992
32,900	Western Digital Corporation(b)	651,749	5,000	Black Hills Corporation(c)	171,650
11,150	Wind River Systems, Inc.(b)	99,235	18,130	DPL, Inc.(c)	485,884
10,500	Zebra Technologies Corporation(b)	358,680	11,700	Duquesne Light Holdings, Inc.(c)	192,348

	Total Information		22,050	Energy East Corporation	527,656
	Technology	25,641,886	18,000	Equitable Resources, Inc.	603,000

			11,850	Great Plains Energy, Inc.(c)	330,141
Materials (4.9%)			12,080	Hawaiian Electric Industries, Inc.(c)	337,153
9,990	Airgas, Inc.	372,128	6,430	IDACORP, Inc.(c)	220,485
5,810	Albemarle Corporation(c)	278,183	17,750	MDU Resources Group, Inc.	649,828
8,240	Bowater, Inc.(c)	187,460	12,500	National Fuel Gas Company(c)	439,250

The accompanying Notes to Financial Statements are an integral part of this schedule.

116

Mid Cap Index Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (97.9%)	Value	Shares	Common Stock (97.9%)	Value

Utilities — continued			29,800	Sierra Pacific Resources(b,c)	$417,200
22,870	Northeast Utilities Service		11,390	Vectren Corporation	310,378
	Company	$472,723	13,020	Westar Energy, Inc.	286,440
15,940	NSTAR	455,884	7,310	WGL Holdings, Inc.(c,d)	211,624
13,590	OGE Energy Corporation	476,058	17,470	Wisconsin Energy Corporation 704,041
17,400	ONEOK, Inc.	592,296	6,000	WPS Resources Corporation	297,600

28,343	Pepco Holdings, Inc.	668,328		Total Utilities	12,880,063

10,275	PNM Resources, Inc.	256,464

17,260	Puget Energy, Inc.	370,745		Total Common Stock
12,710	Questar Corporation	1,023,028		(cost $126,536,677)	163,004,228

17,230	SCANA Corporation	664,733

			Interest	Maturity
Shares	Collateral Held for Securities Loaned (22.2%)		Rate(e)	Date	Value

36,975,727	Thrivent Financial Securities Lending Trust		5.230%	N/A	$36,975,727

		Total Collateral Held for Securities Loaned
		(cost $36,975,727)			36,975,727

Shares or
Principal			Interest	Maturity
Amount	Short-Term Investments (2.1%)		Rate(e)	Date	Value

$300,000	Federal National Mortgage Association(d)		4.698%	8/16/2006	$298,235
3,179,676	Thrivent Money Market Portfolio(d)		4.950	N/A	3,179,676

		Total Short-Term Investments (at amortized cost)			3,477,911

		Total Investments (cost $166,990,315) 122.2%			$203,457,866

		Other Assets and Liabilities, Net (22.2%)			(36,965,532)

		Total Net Assets 100.0%			$166,492,334

(a) The categories of investments are shown as a percentage of total net assets.

(b) Non-income producing security.

(c) All or a portion of the security is on loan as discussed in item 2(L) of the Notes to Financial Statements.

(d) At June 30, 2006, $298,235 of Short-Term Investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, 7,310 shares of WGL Holdings, Inc. common stock valued at $211,624 and $3,179,676 of Short-Term Investments were earmarked as collateral to cover open financial futures contracts as follows:

					Notional
	Number of	Expiration			Principal	Unrealized
Type	Contracts	Date	Position	Value	Amount	Gain

S&P 400 Mini-Futures	46	September 2006	Long	$3,549,361	$3,452,942	$96,419

(e) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase. (f) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$42,511,141
Gross unrealized depreciation	(6,043,590)

Net unrealized appreciation (depreciation)	$36,467,551
Cost for federal income tax purposes	$166,990,315

The accompanying Notes to Financial Statements are an integral part of this schedule.

117

Partner International Stock Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (96.8%)	Value	Shares	Common Stock (96.8%)	Value

Australia (2.2%)			203,100	Carrefour SA(b,c)	$11,896,054
323,900	AMP, Ltd.(b,c)	$2,191,530	90,041	LVMH Moet Hennessy Louis
300,800	Brambles Industries, Ltd.(b,c)	2,459,219		Vuitton SA(b,c)	8,924,885
944,600	Lend Lease Corporation, Ltd.(b)	9,812,342	21,732	Pernod Ricard SA(b,c)	4,304,409
1,435,900	Macquarie Infrastructure		138,700	Schneider Electric SA(b,c)	14,436,633
	Group(b,c)	3,582,548	45,594	Societe Generale(b,c)	6,694,649
79,000	Rio Tinto, Ltd.(b,c)	4,572,220	131,548	Societe Television Francaise 1(b,c)	4,286,079
467,100	Transurban Group(b,c)	2,411,794	105,378	Total SA(b,c)	6,922,733

	Total Australia	25,029,653		Total France	85,211,918

Austria (1.5%)			Germany (7.0%)
182,370	Erste Bank der oesterreichischen		268,400	Adidas AG(b,c)	12,816,769
	Sparkassen AG(b,c)	10,252,796	204,300	Commerzbank AG(b)	7,410,853
207,600	Telekom Austria AG(b,c)	4,622,220	447,500	Deutsche Post AG-REG(b)	11,991,203
49,300	Wiener Staedtische Allgemeine		37,700	Fresenius Medical Care AG &
	Versicherung AG(b,c)	2,899,682		Company(b)	4,335,539

	Total Austria	17,774,698	82,581	Hypo Real Estate Holding AG(b)	5,010,062

			193,900	Metro AG(b,c)	10,972,240
Belgium (0.1%)			205,900	Praktiker Bau - und
25,057	UCB SA(b)	1,355,136		Heimwerkermaerkte

	Total Belgium	1,355,136		Holding AG(b,c)	5,723,693

			226,400	ProSiebanSat.1 Media AG(b,c,d)	5,654,092
Brazil (1.4%)			148,100	Siemens AG(b)	12,865,643
50,100	Banco Itau Holding		128,100	ThyssenKrupp AG(b)	4,378,864

	Financeira SA(d)	1,453,800		Total Germany	81,158,958

214,000	Companhia Vale do Rio Doce
	SP ADR(c,d)	4,404,120	Greece (1.2%)
114,290	Petroleo Brasileiro SA ADR(c,d)	9,124,914	71,905	Cosmote Mobile
100,700	Tele Norte Leste Participacoes SA	1,283,925		Telecommunications SA(b)	1,623,730

	Total Brazil	16,266,759	274,460	Hellenic Telecommunication

				Organization SA(b,d)	6,045,633
Canada (0.2%)			141,260	National Bank of Greece Rights(d)	446,293
63,800	Telus Corporation	2,576,244	141,260	National Bank of Greece SA(b)	5,452,025

	Total Canada	2,576,244		Total Greece	13,567,681

Denmark (0.4%)			Hong Kong (1.0%)
79,383	Novo Nordisk AS(b)	5,046,991	1,062,600	Swire Pacific, Ltd.(b,c)	10,967,439

	Total Denmark	5,046,991		Total Hong Kong	10,967,439

Finland (0.4%)			Ireland (0.7%)
236,762	Nokia Oyj(b)	4,799,988	372,500	Anglo Irish Bank

	Total Finland	4,799,988		Corporation plc(b)	5,804,911

			53,600	CRH plc(b)	1,746,443

France (7.4%)				Total Ireland	7,551,354

468,600	AXA RIGHTS(d)	395,595
638,462	Axa SA(b,c)	20,666,226
117,211	Cap Gemini SA(b,c)	6,684,655
The accompanying Notes to Financial Statements are an integral part of this schedule.

118

Partner International Stock Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (96.8%)	Value	Shares	Common Stock (96.8%)	Value

Italy (6.7%)			83,400	Shin-Etsu Chemical
835,900	Banca Intesa SPA(b,c)	$4,525,065		Company, Ltd.(b)	$4,536,178
870,200	Capitalia SPA(b)	7,128,116	31,900	SMC Corporation(b)	4,519,313
573,795	Eni SPA(b,c)	16,854,659	111,300	Sony Corporation(b,c)	4,907,219
38,194	Lottomatica SPA(b)	1,447,288	899,900	Sumitomo Corporation(b)	11,896,993
283,048	Mediaset SPA(b,c)	3,334,883	1,070	Sumitomo Mitsui Financial
150,800	Mediobanca SPA(b,c)	2,950,032		Group, Inc.(b,c)	11,331,116
719,380	Saipem SPA(b,c)	16,329,411	1,476,400	Sumitomo Trust and Banking
3,241,470	UniCredito Italiano SPA(b,c)	25,352,541		Company, Ltd.(b)	16,163,801

	Total Italy	77,921,995	40,200	T&D Holdings, Inc.(b)	3,240,838

			288,200	Takeda Pharmaceutical
Japan (23.1%)				Company, Ltd.(b)	17,939,764
83,050	Aiful Corporation(b)	4,430,596	388,400	Toyota Motor Corporation(b)	20,299,448
69,600	Astellas Pharmaceutical, Inc.(b)	2,558,480	110,600	Ushio, Inc.(b,c)	2,338,383

648,600	Bridgestone Corporation(b,c)	12,511,588		Total Japan	267,556,386

57,750	Canon, Inc.(b,c)	2,830,287
69,500	Credit Saison Company, Ltd.(b)	3,292,982	Luxembourg (0.5%)
73,500	Daito Trust Construction		427,600	SES Global SA(b,c)	6,087,366

	Company, Ltd.(b)	4,077,419		Total Luxembourg	6,087,366

39,400	Fanuc, Ltd.(b)	3,539,062
292,900	Fuji Photo Film Company, Ltd.(b)	9,832,969	Mexico (1.7%)
87,200	Honda Motor Company(b)	2,769,833	154,300	America Movil SA de CV ADR(c)	5,132,018
107,100	Hoya Corporation(b,c)	3,812,770	1,358,500	Grupo Financiero Banorte
95,800	IBIDEN Company, Ltd.(b,c)	4,609,912		SA de CV(c)	3,150,305
85,000	JSR Corporation(b,c)	2,151,590	106,000	Grupo Televisia SA ADR(c)	2,046,860
20,900	Keyence Corporation(b)	5,332,816	326,700	Telefonos de Mexico
168,000	Kyocera Corporation(b)	13,030,347		SA de CV ADR(c)	6,805,161
99,900	Leopalace21 Corporation(b)	3,441,426	862,976	Wal-Mart de Mexico SA de CV(c)	2,412,099

336,500	MARUI Company, Ltd.(b,c)	5,248,264		Total Mexico	19,546,443

363,600	Mitsubishi Corporation(b)	7,282,365
124,000	Mitsubishi Estate Company, Ltd.(b)	2,638,888	Netherlands (2.4%)
1,624	Mitsubishi UFJ Financial		340,700	ABN AMRO Holding NV(b)	9,330,726
	Group, Inc.(b)	22,765,130	334,300	ING Groep NV(b)	13,124,290
337,000	Mitsui Fudosan Company, Ltd.(b)	7,323,974	129,014	Royal Numico NV(b)	5,787,032

378,000	Mitsui Trust Holdings, Inc.(b)	4,528,137		Total Netherlands	28,242,048

36,700	Nidec Corporation(b,c)	2,633,037
615,800	Nikon Corporation(b,c)	10,773,134	Portugal (0.7%)
39,400	Nitto Denko Corporation(b)	2,807,038	617,800	Portugal Telecom SGPS SA(b)	7,456,114

22,760	ORIX Corporation(b)	5,553,710		Total Portugal	7,456,114

7,189	Rakuten, Inc.(b,c)	4,282,964
1,340	Resona Holdings, Inc.(b,c)	4,231,966	Singapore (2.9%)
94,000	Secom Company, Ltd.(b)	4,443,388	1,778,000	Chartered Semiconductor
116,400	Sega Sammy Holdings, Inc.(b)	4,315,879		Manufacturing, Ltd.(b,c,d)	1,541,330
101,100	Seven & I Holdings		557,600	Keppel Corporation, Ltd.(b,c)	5,185,585
	Company, Ltd.(b)	3,333,382	6,441,100	Singapore
				Telecommunications, Ltd.(b)	10,345,068
			1,588,000	StarHub, Ltd.(b)	2,296,174

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner International Stock Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (96.8%)	Value	Shares	Common Stock (96.8%)	Value

Singapore — continued			20,250	Givaudan SA(b,c)	$15,922,252
1,211,500	United Overseas Bank, Ltd.(b)	$11,927,408	137,057	Holcim, Ltd.(b,c)	10,506,407
356,000	Venture Corporation, Ltd.(b)	2,387,105	45,350	Nestle SA(b)	14,217,121

	Total Singapore	33,682,670	20,349	Nobel Biocare Holding AG(b,c)	4,823,166

			170,939	Novartis AG(b)	9,224,596
South Africa (0.5%)			72,000	Swatch Group AG(b,c)	12,132,942
161,900	ABSA Group, Ltd.(b)	2,255,127	39,300	Swiss Life Holding(b,c)	9,196,637
179,800	Naspers, Ltd.(b)	3,056,031	94,849	UBS AG(b)	10,382,234

	Total South Africa	5,311,158		Total Switzerland	94,022,627

South Korea (2.7%)			Taiwan (0.3%)
40,500	Kookmin Bank(b)	3,336,880	360,000	Hon Hai Precision Industry
121,500	Kookmin Bank ADR	10,091,790		Company, LTD. (Foxconn)(b)	2,222,676
55,700	KT Freetel Company, Ltd.(b)	1,743,308	172,935	Taiwan Semiconductor
135,300	LG Electronics, Inc.(b)	8,199,500		Manufacturing Company,
5,570	Lotte Shopping Company, Ltd.	2,166,356		Ltd. ADR(d)	1,587,546

8,210	Samsung Electronics			Total Taiwan	3,810,222

	Company, Ltd.(b,d)	5,210,953

	Total South Korea	30,748,787	United Kingdom (16.5%)

			806,700	Amvescap plc(b)	7,379,783
Spain (5.0%)			198,600	AstraZeneca plc(b)	11,941,413
34,358	Acciona SA(b)	5,330,979	309,400	Aviva plc(b)	4,378,628
95,300	Actividades de Construccion y		310,672	BP Amoco plc(b)	3,601,968
	Servicios SA(b)	3,971,418	703,100	Capita Group plc(b)	5,994,292
555,900	Banco Bilbao Vizcaya		1,205,040	Friends Provident plc(b)	3,984,342
	Argentaria SA(b,c)	11,439,324	797,562	GlaxoSmithKline plc(b)	22,256,375
99,800	Cintra Concesiones de		2,625,100	Group 4 Securicor plc(b)	8,129,170
	Infraestructuras de		194,900	Johnson Matthey plc(b)	4,774,726
	Transporte SA(b,c)	1,303,042	2,821,300	Kingfisher plc(b)	12,434,483
73,400	Compania de Distribucion		1,248,000	Lloyds TSB Group plc(b)	12,224,769
	Integral Logista SA(b)	4,378,134	447,200	Marks and Spencer Group plc(b)	4,849,656
194,900	Enagas(b,c)	4,156,795	167,700	Next plc(b)	5,053,606
373,600	Iberdrola SA(b,c)	12,857,756	938,700	Pearson plc(b)	12,764,272
201,700	Repsol YPF SA(c)	5,776,494	107,725	Reckitt Benckiser plc(b)	4,019,350
523,800	Telefonica SA(b)	8,707,220	320,400	Royal Bank of Scotland

	Total Spain	57,921,162		Group plc(b)	10,516,561

			336,617	Royal Dutch Shell plc(b)	11,757,195
Sweden (2.2%)			571,900	Signet Group plc(b)	1,014,044
450,000	Assa Abloy AB(b,c)	7,567,601	521,460	Unilever plc(b)	11,707,587
407,400	Atlas Copco AB(b,c)	11,344,648	9,060,765	Vodafone Group plc(b)	19,282,608
1,829,000	Telefonaktiebolaget LM Ericsson(b)	6,035,969	1,012,700	WPP Group plc(b)	12,240,787

	Total Sweden	24,948,218		Total United Kingdom	190,305,615

Switzerland (8.1%)				Total Common Stock
285,600	ABB, Ltd.(b)	3,708,081		(cost $944,524,152)	1,118,867,630

70,070	Credit Suisse Group(b,c)	3,909,191

The accompanying Notes to Financial Statements are an integral part of this schedule.

120

Partner International Stock Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (22.2%)	Rate(e)	Date	Value

257,238,788	Thrivent Financial Securities Lending Trust	5.230%	N/A	$257,238,788

	Total Collateral Held for Securities Loaned
	(cost $257,238,788)			257,238,788

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (3.3%)	Rate(e)	Date	Value

$3,075,000	Rabobank USA Finance Corporation	5.250%	7/3/2006	$3,074,103
13,881,230	Thrivent Money Market Portfolio	4.950	N/A	13,881,230
5,080,000	Total Capital SA	5.270	7/3/2006	5,078,513
15,886,000	UBS Americas, Inc.	5.280	7/3/2006	15,881,341

	Total Short-Term Investments (at amortized cost)			37,915,187

	Total Investments (cost $1,239,678,127) 122.3%			$1,414,021,605

	Other Assets and Liabilities, Net (22.3%)			(257,616,541)

	Total Net Assets 100.0%			$1,156,405,064

(a) The categories of investments are shown as a percentage of total net assets.

(b) Security is fair valued as discussed in the Notes to Financial Statements.

(c) All or a portion of the security is on loan as discussed in item 2(L) of the Notes to Financial Statements.

(d) Non-income producing security.

(e) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(f) Miscellaneous footnote: ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

(g) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$199,453,733
Gross unrealized depreciation	(25,110,255)

Net unrealized appreciation (depreciation)	$174,343,478
Cost for federal income tax purposes	$1,239,678,127

The accompanying Notes to Financial Statements are an integral part of this schedule.

121

Partner All Cap Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (98.5%)	Value	Shares	Common Stock (98.5%)	Value

Consumer Discretionary (9.7%)			450	Berkshire Hathaway, Inc.(b)	$1,369,350
16,800	Best Buy Company, Inc.	$921,312	18,000	Citigroup, Inc.	868,320
31,400	Carters, Inc.(b)	829,902	12,800	CompuCredit Corporation(b,c)	492,032
3,600	Columbia Sportswear Company(b,c)	162,936	24,398	Countrywide Financial
31,000	EchoStar Communications			Corporation	929,076
	Corporation(b,c)	955,110	9,700	Endurance Specialty
16,800	Federated Department Stores, Inc.	614,880		Holdings, Ltd.(b)	310,400
10,155	Liberty Media Holding		18,900	Federal National Mortgage
	Corporation(b)	850,684		Association	909,090
44,800	News Corporation	859,264	10,300	Golden West Financial
11,700	Penn National Gaming, Inc.(b,c)	453,726		Corporation	764,260
24,600	PETsMART, Inc.	629,760	12,900	Merrill Lynch & Company, Inc.	897,324
18,600	Pinnacle Entertainment, Inc.(b,c)	570,090	24,800	MetLife, Inc.	1,270,008
34,300	Staples, Inc.	834,176	25,500	Old Republic International
35,100	Urban Outfitters, Inc.(b,c)	613,899		Corporation	544,935
5,700	Wynn Resorts, Ltd.(b,c)	417,810	7,000	PartnerRe, Ltd.(c)	448,350

	Total Consumer		4,600	PMI Group, Inc.(c)	205,068
	Discretionary	8,713,549	9,200	Prudential Financial, Inc.	714,840

			18,100	Radian Group, Inc.	1,118,218
Consumer Staples (9.6%)			8,600	SLM Corporation	455,112
46,600	Altria Group, Inc.	3,421,839	18,450	W.R. Berkley Corporation	629,698
19,200	BJ’s Wholesale Club, Inc.(b)	544,320	21,900	Willis Group Holdings, Ltd.(c)	702,990
44,600	CVS Corporation	1,369,220	18,500	Zenith National Insurance
9,900	General Mills, Inc.	511,434		Corporation	733,895

24,300	Hershey Company	1,338,201		Total Financials	18,541,569

6,749	Nash Finch Company(c)	143,686
67,800	Playtex Products, Inc.(b,c)	707,154	Health Care (12.5%)
11,800	Procter & Gamble Company	656,080	9,000	Aetna, Inc.	359,370

	Total Consumer Staples	8,691,934	8,500	Allergan, Inc.	911,710

			10,900	AmerisourceBergen Corporation	456,928
Energy (10.1%)			10,500	Baxter International, Inc.	385,980
44,800	Exxon Mobil Corporation	2,748,480	9,200	Caremark Rx, Inc.	458,804
9,200	Holly Corporation(c)	443,440	6,100	Chemed Corporation(c)	332,633
18,900	Occidental Petroleum		9,500	CIGNA Corporation	935,845
	Corporation	1,938,195	30,400	Endo Pharmaceutical
16,800	Schlumberger, Ltd.	1,093,848		Holdings, Inc.(b)	1,002,592
6,500	Tesoro Petroleum Corporation	483,340	38,600	Gilead Sciences, Inc.(b)	2,283,576
18,200	Transocean, Inc.(b)	1,461,824	1,800	Johnson & Johnson	107,856
14,700	Valero Energy Corporation	977,844	16,200	Medco Health Solutions, Inc.(b)	927,936

	Total Energy	9,146,971	15,200	MedImmune, Inc.(b,c)	411,920

			54,100	Pfizer, Inc.	1,269,727
Financials (20.5%)			11,100	PRA International(b,c)	247,197
15,300	ACE, Ltd.	774,027	25,920	UnitedHealth Group, Inc.	1,160,698

13,500	Ambac Financial Group, Inc.	1,094,850		Total Health Care	11,252,772

18,400	Aspen Insurance Holdings, Ltd.	428,536
59,900	Bank of America Corporation	2,881,190

The accompanying Notes to Financial Statements are an integral part of this schedule.

122

Partner All Cap Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (98.5%)	Value	Shares	Common Stock (98.5%)	Value

Industrials (12.2%)			20,600	QUALCOMM, Inc.	$825,442
43,800	AMR Corporation(b,c)	$1,113,396	9,600	Rackable Systems, Inc.(b,c)	379,104
39,100	BE Aerospace, Inc.(b)	893,826	6,400	SanDisk Corporation(b)	326,272
6,000	Bucyrus International, Inc.	303,000	23,100	Seagate Technology(b,c)	522,984

5,600	Caterpillar, Inc.	417,088		Total Information
36,300	Continental Airlines, Inc.(b,c)	1,081,740		Technology	12,864,756

3,400	Deere & Company	283,866
4,900	Freightcar America, Inc.(c)	271,999	Materials (3.1%)
31,000	General Electric Company	1,021,760	26,300	Alcoa, Inc.	851,068
25,000	JLG Industries, Inc.	562,500	11,000	Praxair, Inc.	594,000
8,650	Joy Global, Inc.	450,578	11,500	United States Steel Corporation	806,380
20,900	MSC Industrial Direct		6,700	Vulcan Materials Company	522,600

	Company, Inc.	994,213		Total Materials	2,774,048

18,100	Precision Castparts Corporation	1,081,656
17,000	Shaw Group, Inc.(b,c)	472,600	Telecommunications Services (3.2%)
400	UAL Corporation(b,c)	12,408	21,800	American Tower Corporation(b)	678,416
9,200	UTI Worldwide, Inc.	232,116	159,400	Qwest Communications
25,800	WESCO International, Inc.(b)	1,780,200		International, Inc.(b,c)	1,289,546

	Total Industrials	10,972,946	44,645	Sprint Nextel Corporation	892,454

				Total Telecommunications
Information Technology (14.2%)				Services	2,860,416

37,900	Apple Computer, Inc.(b)	2,164,848
21,900	Autodesk, Inc.(b)	754,674	Utilities (3.4%)
12,700	Broadcom Corporation(b)	381,635	30,000	Edison International, Inc.	1,170,000
33,300	Corning, Inc.(b)	805,527	31,800	TXU Corporation	1,901,322

4,400	Google, Inc.(b)	1,845,052		Total Utilities	3,071,322

68,700	Hewlett-Packard Company	2,176,416

26,600	Marvell Technology Group, Ltd.(b)	1,179,178		Total Common Stock
17,400	Micron Technology, Inc.(b)	262,044		(cost $79,736,578)	88,890,283

16,100	Microsoft Corporation	375,130
43,000	Motorola, Inc.	866,450

The accompanying Notes to Financial Statements are an integral part of this schedule.

123

Partner All Cap Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (12.3%)	Rate(d)	Date	Value

11,156,536	Thrivent Financial Securities Lending Trust	5.230%	N/A	$11,156,536

	Total Collateral Held for Securities Loaned
	(cost $11,156,536)			11,156,536

		Interest	Maturity
Shares	Short-Term Investments (0.3%)	Rate(d)	Date	Value

247,548	Thrivent Money Market Portfolio	4.950%	N/A	$247,548

	Total Short-Term Investments (at amortized cost)			247,548

	Total Investments (cost $91,140,662) 111.1%			$100,294,367

	Other Assets and Liabilities, Net (11.1%)			(10,015,312)

	Total Net Assets 100.0%			$90,279,055

(a) The categories of investments are shown as a percentage of total net assets.

(b) Non-income producing security.

(c) All or a portion of the security is on loan as discussed in item 2(L) of the Notes to Financial Statements.

(d) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(e) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$11,303,696
Gross unrealized depreciation	(2,149,991)

Net unrealized appreciation (depreciation)	$9,153,705
Cost for federal income tax purposes	$91,140,662

The accompanying Notes to Financial Statements are an integral part of this schedule.

124

Large Cap Growth Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (98.1%)	Value	Shares	Common Stock (98.1%)	Value

Consumer Discretionary (11.9%)			559,850	PepsiCo, Inc.
62,300	Abercrombie & Fitch Company(b)	$3,453,289	807,915	Procter & Gamble Company	44,920,074
116,300	Aeropostale, Inc.(c)	3,359,907	295,600	Walgreen Company	13,254,704

90,600	Apollo Group, Inc.(c,d)	4,681,302		Total Consumer Staples	138,654,744

156,519	Bed Bath & Beyond, Inc.(c,d)	5,191,735
247,450	Best Buy Company, Inc.	13,570,158	Energy (7.7%)
118,900	Chico’s FAS, Inc.(c)	3,207,922	119,300	Arch Coal, Inc.	5,054,741
243,700	Coach, Inc.(c)	7,286,630	2,100	Aventine Renewable Energy
141,800	DreamWorks Animation			Holdings, Inc.(c,e)	81,690
	SKG, Inc.(c)	3,247,220	202,300	Baker Hughes, Inc.	16,558,255
241,700	Federated Department		117,400	Cameron International
	Stores, Inc.	8,846,220		Corporation(c)	5,608,198
132,100	Gap, Inc.	2,298,540	90,300	Canadian Natural Resources, Ltd.	5,000,814
53,900	Harman International		88,000	Complete Production
	Industries, Inc.	4,601,443		Services, Inc.(c)	2,080,320
144,500	Harrah’s Entertainment, Inc.	10,285,510	160,900	ConocoPhillips	10,543,777
321,595	Home Depot, Inc.	11,509,885	84,000	Diamond Offshore Drilling, Inc.(d)	7,050,120
364,800	International Game Technology	13,840,512	83,300	EOG Resources, Inc.	5,776,022
106,900	J.C. Penney Company, Inc.		275,800	Halliburton Company	20,467,118
	(Holding Company)	7,216,819	145,800	Hess Corporation	7,705,530
284,432	Kohl’s Corporation(c)	16,815,620	195,800	Peabody Energy Corporation	10,915,850
156,300	Las Vegas Sands Corporation(c)	12,169,518	143,350	Range Resources Corporation(d)	3,897,686
60,100	Lennar Corporation	2,666,637	420,200	Schlumberger, Ltd.	27,359,222
323,000	Lowe’s Companies, Inc.	19,596,410	151,100	Transocean, Inc.(c,d)	12,136,352
333,200	Marriott International, Inc.	12,701,584	211,300	Valero Energy Corporation	14,055,676
167,200	McDonald’s Corporation	5,617,920	216,400	Weatherford International, Ltd.(c)	10,737,768
121,200	McGraw-Hill Companies, Inc.	6,087,876	165,133	XTO Energy, Inc.	7,310,438

163,500	Newell Rubbermaid, Inc.	4,223,205		Total Energy	172,339,577

320,200	News Corporation ADR(d)	6,461,636
53,300	Omnicom Group, Inc.	4,748,497	Financials (12.5%)
680,000	Staples, Inc.	16,537,600	139,100	Allstate Corporation	7,612,943
397,000	Starbucks Corporation(c)	14,990,720	328,650	American Express Company	17,490,753
199,000	Starwood Hotels & Resorts		201,800	American International
	Worldwide, Inc.	12,007,660		Group, Inc.	11,916,290
351,600	Target Corporation	17,182,692	193,600	Bank of America Corporation	9,312,160
108,200	Viacom, Inc.(c)	3,877,888	16,800	Bear Stearns Companies, Inc.	2,353,344
272,940	Walt Disney Company	8,188,200	591,300	Charles Schwab Corporation	9,448,974

	Total Consumer		45,200	Chicago Mercantile Exchange
	Discretionary	266,470,755		Holdings, Inc.(d)	22,199,980

			99,100	Chubb Corporation	4,945,090
Consumer Staples (6.2%)			318,800	Citigroup, Inc.	15,378,912
177,000	Altria Group, Inc.	12,997,110	257,100	Countrywide Financial
213,300	Colgate-Palmolive Company	12,776,670		Corporation	9,790,368
565,800	CVS Corporation	17,370,060
67,600	Hershey Company	3,722,732

The accompanying Notes to Financial Statements are an integral part of this schedule.

125

Large Cap Growth Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (98.1%)	Value	Shares	Common Stock (98.1%)	Value

Financials — continued			159,300	Pharmaceutical Product
102,400	Franklin Resources, Inc.	$8,889,344		Development, Inc.(d)	$5,594,616
198,600	Goldman Sachs Group, Inc.	29,875,398	54,300	Quest Diagnostics, Inc.	3,253,656
65,100	Hartford Financial Services		107,300	Sanofi-Aventis ADR(d)	5,225,510
	Group, Inc.	5,507,460	351,500	Schering-Plough Corporation	6,689,045
228,200	J.P. Morgan Chase & Company	9,584,400	166,800	St. Jude Medical, Inc.(c)	5,407,656
112,450	Legg Mason, Inc.	11,191,024	247,250	Stryker Corporation	10,411,698
106,500	Lehman Brothers Holdings, Inc.	6,938,475	400,200	Teva Pharmaceutical
150,800	Merrill Lynch & Company, Inc.	10,489,648		Industries, Ltd.(d)	12,642,318
122,900	Moody’s Corporation	6,693,134	592,900	UnitedHealth Group, Inc.	26,550,062
156,700	Morgan Stanley	9,905,007	155,100	Vertex Pharmaceuticals, Inc.(b,c,d)	5,693,721
174,500	Nasdaq Stock Market, Inc.(c,d)	5,217,550	162,100	WellPoint, Inc.(c)	11,796,017
105,400	Northern Trust Corporation	5,828,620	142,200	Wyeth	6,315,102

89,200	PNC Financial Services			Total Health Care	368,327,852

	Group, Inc.	6,259,164
138,000	Prudential Financial, Inc.	10,722,600	Industrials (11.4%)
243,250	SLM Corporation	12,872,790	111,500	3M Company	9,005,855
168,300	State Street Corporation	9,776,547	197,900	Boeing Company	16,209,989
142,200	T. Rowe Price Group, Inc.	5,376,582	114,100	Burlington Northern Santa Fe
124,000	UBS AG	13,602,800		Corporation	9,042,425

	Total Financials	279,179,357	185,400	Caterpillar, Inc.	13,808,592

			264,300	Continental Airlines, Inc.(c,d)	7,876,140
Health Care (16.4%)			72,600	CSX Corporation	5,113,944
145,700	Advanced Medical Optics, Inc.(c,d)	7,386,990	170,300	Danaher Corporation	10,953,696
246,100	Aetna, Inc.	9,826,773	47,600	Deere & Company	3,974,124
74,100	Alcon, Inc.	7,302,555	158,900	Emerson Electric Company	13,317,409
83,700	Allergan, Inc.(d)	8,977,662	167,400	Expeditors International of
446,500	Amgen, Inc.(c)	29,125,195		Washington, Inc.	9,376,074
148,000	AstraZeneca plc	8,853,360	50,500	Fastenal Company	2,034,645
143,200	Biogen Idec, Inc.(c)	6,634,456	113,800	FedEx Corporation	13,298,668
289,500	Boston Scientific Corporation(c)	4,875,180	148,600	Foster Wheeler, Ltd.(c,d)	6,419,520
132,800	Cardinal Health, Inc.	8,543,024	162,600	General Dynamics Corporation	10,643,796
261,064	Caremark Rx, Inc.	13,019,262	1,150,300	General Electric Company	37,913,888
217,600	Celgene Corporation(c,d)	10,320,768	178,600	Illinois Tool Works, Inc.	8,483,500
48,900	Coventry Health Care, Inc.(c)	2,686,566	22,000	Manitowoc Company, Inc.	979,000
142,800	Fisher Scientific		79,700	Monster Worldwide, Inc.(c)	3,400,002
	International, Inc.(c)	10,431,540	41,700	Parker-Hannifin Corporation	3,235,920
422,500	Genentech, Inc.(c)	34,560,500	146,200	Precision Castparts Corporation	8,736,912
188,815	Genzyme Corporation(c)	11,527,156	126,550	Rockwell Automation, Inc.	9,112,866
468,400	Gilead Sciences, Inc.(c)	27,710,544	154,800	Swift Transportation
355,600	Johnson & Johnson	21,307,552		Company, Inc.(c,d)	4,916,448
203,800	Medco Health Solutions, Inc.(c)	11,673,664	105,600	Textron, Inc.	9,734,208
565,400	Medtronic, Inc.	26,528,568	189,200	United Parcel Service, Inc.	15,576,836
138,300	Novartis AG ADR	7,457,136	350,100	United Technologies
				Corporation	22,203,342

				Total Industrials	255,367,799

The accompanying Notes to Financial Statements are an integral part of this schedule.

126

Large Cap Growth Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (98.1%)	Value	Shares	Common Stock (98.1%)	Value

Information Technology (27.0%)			1,214,500	Sun Microsystems, Inc.(c)	$5,040,175
117,800	Accenture, Ltd.	$3,336,096	282,600	Symantec Corporation(c)	4,391,604
252,900	ADC Telecommunications, Inc.(c)	4,263,894	558,600	Texas Instruments, Inc.	16,919,994
522,100	Adobe Systems, Inc.(c)	15,850,956	268,600	TIBCO Software, Inc.(c,d)	1,893,630
198,600	Amdocs, Ltd.(c)	7,268,760	136,500	Varian Semiconductor
276,300	Analog Devices, Inc.	8,880,282		Equipment Associates, Inc.(c)	4,451,265
358,400	Apple Computer, Inc.(c)	20,471,808	173,400	WebEx Communications, Inc.(c,d)	6,162,636
274,250	Applied Materials, Inc.	4,464,790	223,000	Xilinx, Inc.	5,050,950
220,000	aQuantive, Inc.(c,d)	5,572,600	1,083,900	Yahoo!, Inc.(c)	35,768,700

233,800	Autodesk, Inc.(c)	8,056,748		Total Information
463,600	BEA Systems, Inc.(c)	6,068,524		Technology	605,126,490

471,300	Broadcom Corporation(c)	14,162,565
2,168,400	Cisco Systems, Inc.(c)	42,348,852	Materials (2.0%)
227,700	Citrix Systems, Inc.(c)	9,139,878	182,600	Alcoa, Inc.	5,908,936
204,800	Cognizant Technology Solutions		140,200	Freeport-McMoRan Copper &
	Corporation(c)	13,797,376		Gold, Inc.	7,768,482
94,800	Comverse Technology, Inc.(c,d)	1,874,196	174,700	Monsanto Company	14,707,993
718,000	Corning, Inc.(c)	17,368,420	201,200	Praxair, Inc.	10,864,800
606,200	eBay, Inc.(c)	17,755,598	76,000	Vulcan Materials Company(d)	5,928,000

290,870	Electronic Arts, Inc.(c)	12,519,045		Total Materials	45,178,211

907,200	EMC Corporation(c)	9,951,984
319,150	First Data Corporation	14,374,516	Miscellaneous (0.6%)
159,800	Fiserv, Inc.(c)	7,248,528	103,100	Midcap SPDR Trust(d)	14,376,264

122,200	Freescale Semiconductor, Inc.(c,d)	3,543,800		Total Miscellaneous	14,376,264

159,802	Google, Inc.(c)	67,009,771
458,500	Hewlett-Packard Company	14,525,280	Telecommunications Services (2.2%)
161,600	Hyperion Solutions Corporation(c)	4,460,160	476,500	America Movil SA de CV ADR	15,848,390
565,050	Intel Corporation	10,707,698	180,400	American Tower Corporation(c)	5,614,048
207,000	Juniper Networks, Inc.(c)	3,309,930	345,400	AT&T, Inc.(f)	9,633,206
201,900	Marvell Technology Group, Ltd.(c)	8,950,227	215,500	Crown Castle International
194,500	MEMC Electronic Materials, Inc.(c)	7,293,750		Corporation(c)	7,443,370
264,900	Microchip Technology, Inc.	8,887,395	193,000	NII Holdings, Inc.(c,d)	10,881,340

1,007,700	Microsoft Corporation	23,479,410		Total Telecommunications
680,100	Motorola, Inc.	13,704,015		Services	49,420,354

276,700	National Semiconductor
	Corporation	6,599,295	Utilities (0.2%)
124,900	NAVTEQ Corporation(b,c)	5,580,532	80,100	NRG Energy, Inc.(c,d)	3,859,218

298,100	Network Appliance, Inc.(c,d)	10,522,930		Total Utilities	3,859,218

331,820	Nokia Oyj ADR	6,722,673

1,163,100	Oracle Corporation(c)	16,853,319		Total Common Stock
166,000	Paychex, Inc.	6,470,680		(cost $1,986,441,196)	2,198,300,621

872,600	QUALCOMM, Inc.	34,965,082
107,500	Rackable Systems, Inc.(c)	4,245,175
205,100	Red Hat, Inc.(c,d)	4,799,340
122,100	SanDisk Corporation(c,d)	6,224,658
225,000	SAP AG	11,817,000

The accompanying Notes to Financial Statements are an integral part of this schedule.

127

Large Cap Growth Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (4.7%)	Rate(g)	Date	Value

105,131,418	Thrivent Financial Securities Lending Trust	5.230%	N/A	$105,131,418

	Total Collateral Held for Securities Loaned
	(cost $105,131,418)			105,131,418

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (1.8%)	Rate(g)	Date	Value

$10,000,000	Edison Asset Securitization, LLC	5.280%	7/5/2006	$9,994,133
14,012,407	Thrivent Money Market Portfolio	4.950	N/A	14,012,407
16,570,000	Total Capital SA	5.270	7/3/2006	16,565,149

	Total Short-Term Investments (at amortized cost)			40,571,689

	Total Investments (cost $2,132,144,303) 104.6%			$2,344,003,728

	Other Assets and Liabilities, Net (4.6%)			(102,153,334)

	Total Net Assets 100.0%			$2,241,850,394

(a) The categories of investments are shown as a percentage of total net assets.

(b) At June 30, 2006, 27,100 shares of Abercrombie and Fitch Company common stock valued at $1,502,153, 65,500 shares of NAVTEQ Corporation common stock valued at $2,926,540 and 26,500 shares of Vertex Pharmaceuticals common stock valued at $972,815 were earmarked as collateral to cover call options written as follows:

	Number of	Exercise	Expiration		Unrealized
Call Options Written	Contracts	Price	Date	Value	Gain

Abercrombie & Fitch Company	271	$57.50	July 2006	$(24,390)	$1,854
NAVTEQ Corporation	655	$45.00	July 2006	$(98,250)	$32,949
Vertex Pharmaceuticals	265	$22.00	July 2006	$(10,600)	$43,060

(c) Non-income producing security.

(d) All or a portion of the security is on loan as discussed in item 2(L) of the Notes to Financial Statements.

(e) Denotes investments purchased on a when-issued basis.

(f) Designated as cover for long settling trades as discussed in the Notes to Financial Statements

(g) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase. (h)Miscellaneous footnote: ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

(i) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$321,146,994
Gross unrealized depreciation	(109,287,569)

Net unrealized appreciation (depreciation)	$211,859,425
Cost for federal income tax purposes	$2,132,144,303

The accompanying Notes to Financial Statements are an integral part of this schedule.

128

Large Cap Growth Portfolio II Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (97.9%)	Value	Shares	Common Stock (97.9%)	Value

Consumer Discretionary (11.9%)			Energy (7.7%)
1,000	Abercrombie & Fitch Company(b)	$55,430	2,000	Arch Coal, Inc.	$84,740
1,900	Aeropostale, Inc.(c,d)	54,891	50	Aventine Renewable Energy
1,490	Apollo Group, Inc.(c)	76,988		Holdings, Inc.(c,e)	1,945
2,549	Bed Bath & Beyond, Inc.(c)	84,550	3,350	Baker Hughes, Inc.	274,198
4,055	Best Buy Company, Inc.	222,376	1,900	Cameron International
2,000	Chico’s FAS, Inc.(c,d)	53,960		Corporation(c,d)	90,763
4,050	Coach, Inc.(c)	121,095	1,500	Canadian Natural Resources, Ltd.(d)	83,070
2,300	DreamWorks Animation SKG, Inc.(c,d)	52,670	1,500	Complete Production
4,000	Federated Department Stores, Inc.	146,400		Services, Inc.(c)	35,460
2,200	Gap, Inc.	38,280	2,700	ConocoPhillips	176,931
900	Harman International		1,400	Diamond Offshore Drilling, Inc.(d)	117,502
	Industries, Inc.	76,833	1,400	EOG Resources, Inc.(d)	97,076
2,400	Harrah’s Entertainment, Inc.	170,832	4,600	Halliburton Company	341,366
5,290	Home Depot, Inc.	189,329	2,100	Hess Corporation(d)	110,985
6,000	International Game Technology(d)	227,640	3,200	Peabody Energy Corporation	178,400
1,750	J.C. Penney Company, Inc.		2,400	Range Resources Corporation(d)	65,256
	(Holding Company)	118,142	6,900	Schlumberger, Ltd.	449,259
4,655	Kohl’s Corporation(c)	275,204	2,500	Transocean, Inc.(c,d)	200,800
2,600	Las Vegas Sands Corporation(c)	202,436	3,450	Valero Energy Corporation	229,494
1,000	Lennar Corporation	44,370	3,600	Weatherford International, Ltd.(c)	178,632
5,300	Lowe’s Companies, Inc.(d)	321,551	2,766	XTO Energy, Inc.	122,451

5,500	Marriott International, Inc.	209,660		Total Energy	2,838,328

2,800	McDonald’s Corporation	94,080
2,000	McGraw-Hill Companies, Inc.	100,460	Financials (12.4%)
2,700	Newell Rubbermaid, Inc.	69,741	2,300	Allstate Corporation	125,879
5,400	News Corporation ADR(d)	108,972	5,380	American Express Company	286,324
900	Omnicom Group, Inc.	80,181	3,330	American International
11,130	Staples, Inc.	270,682		Group, Inc.	196,636
6,500	Starbucks Corporation(c,d)	245,440	3,200	Bank of America Corporation	153,920
3,310	Starwood Hotels & Resorts		300	Bear Stearns Companies, Inc.	42,024
	Worldwide, Inc.	199,725	9,750	Charles Schwab Corporation	155,805
5,770	Target Corporation	281,980	700	Chicago Mercantile Exchange
1,800	Viacom, Inc.(c)	64,512		Holdings, Inc.	343,805
4,510	Walt Disney Company	135,300	1,600	Chubb Corporation	79,840

	Total Consumer		5,200	Citigroup, Inc.	250,848
	Discretionary	4,393,710	4,300	Countrywide Financial

				Corporation	163,744
Consumer Staples (6.3%)			1,700	Franklin Resources, Inc.	147,577
2,950	Altria Group, Inc.	216,618	3,300	Goldman Sachs Group, Inc.	496,419
3,550	Colgate-Palmolive Company	212,645	1,100	Hartford Financial Services
9,400	CVS Corporation	288,580		Group, Inc.	93,060
1,100	Hershey Company	60,577	3,800	J.P. Morgan Chase & Company	159,600
9,220	PepsiCo, Inc.	553,569	1,850	Legg Mason, Inc.	184,112
13,382	Procter & Gamble Company	744,039	1,800	Lehman Brothers Holdings, Inc.	117,270
4,940	Walgreen Company	221,510

	Total Consumer Staples	2,297,538

The accompanying Notes to Financial Statements are an integral part of this schedule.

129

Large Cap Growth Portfolio II Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (97.9%)	Value	Shares	Common Stock (97.9%)	Value

Financials — continued			9,700	UnitedHealth Group, Inc.	$434,366
2,450	Merrill Lynch & Company, Inc.	$170,422	2,600	Vertex Pharmaceuticals, Inc.(b,c,d)	95,446
2,000	Moody’s Corporation	108,920	2,700	WellPoint, Inc.(c)	196,479
2,600	Morgan Stanley	164,346	2,380	Wyeth	105,696

2,900	Nasdaq Stock Market, Inc.(c,d)	86,710		Total Health Care	6,072,989

1,700	Northern Trust Corporation(d)	94,010
1,450	PNC Financial Services		Industrials (11.5%)
	Group, Inc.	101,746	1,790	3M Company	144,578
2,300	Prudential Financial, Inc.	178,710	3,300	Boeing Company	270,303
3,960	SLM Corporation	209,563	1,900	Burlington Northern Santa Fe
2,750	State Street Corporation	159,748		Corporation	150,575
2,300	T. Rowe Price Group, Inc.	86,963	3,050	Caterpillar, Inc.	227,164
2,000	UBS AG	219,400	4,400	Continental Airlines, Inc.(c,d)	131,120

	Total Financials	4,577,401	1,150	CSX Corporation	81,006

			2,820	Danaher Corporation	181,382
Health Care (16.5%)			800	Deere & Company	66,792
2,400	Advanced Medical Optics, Inc.(c,d)	121,680	2,600	Emerson Electric Company	217,906
4,000	Aetna, Inc.	159,720	2,800	Expeditors International of
1,250	Alcon, Inc.	123,188		Washington, Inc.	156,828
1,400	Allergan, Inc.(d)	150,164	800	Fastenal Company	32,232
7,310	Amgen, Inc.(c)	476,831	1,870	FedEx Corporation	218,528
2,400	AstraZeneca plc	143,568	2,500	Foster Wheeler, Ltd.(c,d)	108,000
2,350	Biogen Idec, Inc.(c)	108,876	2,700	General Dynamics Corporation	176,742
4,800	Boston Scientific Corporation(c)	80,832	19,060	General Electric Company	628,218
2,200	Cardinal Health, Inc.	141,526	3,000	Illinois Tool Works, Inc.	142,500
4,305	Caremark Rx, Inc.	214,690	400	Manitowoc Company, Inc.(d)	17,800
3,700	Celgene Corporation(c,d)	175,491	1,300	Monster Worldwide, Inc.(c)	55,458
800	Coventry Health Care, Inc.(c)	43,952	700	Parker-Hannifin Corporation	54,320
2,400	Fisher Scientific		2,400	Precision Castparts Corporation	143,424
	International, Inc.(c)	175,320	2,100	Rockwell Automation, Inc.(d)	151,221
6,950	Genentech, Inc.(c)	568,510	2,500	Swift Transportation
3,069	Genzyme Corporation(c)	187,362		Company, Inc.(c,d)	79,400
7,700	Gilead Sciences, Inc.(c)	455,532	1,700	Textron, Inc.	156,706
5,830	Johnson & Johnson	349,334	3,170	United Parcel Service, Inc.	260,986
3,350	Medco Health Solutions, Inc.(c)	191,888	5,850	United Technologies Corporation	371,007

9,270	Medtronic, Inc.	434,948		Total Industrials	4,224,196

2,300	Novartis AG ADR	124,016
2,600	Pharmaceutical Product		Information Technology (27.2%)
	Development, Inc.(d)	91,312	1,900	Accenture, Ltd.	53,808
900	Quest Diagnostics, Inc.	53,928	4,200	ADC Telecommunications, Inc.(c,d)	70,812
1,800	Sanofi-Aventis ADR(d)	87,660	8,600	Adobe Systems, Inc.(c)	261,096
5,800	Schering-Plough Corporation	110,374	3,300	Amdocs, Ltd.(c)	120,780
2,750	St. Jude Medical, Inc.(c)	89,155	4,610	Analog Devices, Inc.	148,165
4,100	Stryker Corporation(d)	172,651	5,900	Apple Computer, Inc.(c)	337,008
6,600	Teva Pharmaceutical		4,520	Applied Materials, Inc.	73,586
	Industries, Ltd.	208,494	3,700	aQuantive, Inc.(c,d)	93,721

The accompanying Notes to Financial Statements are an integral part of this schedule.

130

Large Cap Growth Portfolio II Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (97.9%)	Value	Shares	Common Stock (97.9%)	Value

Information Technology — continued			2,200	Varian Semiconductor Equipment
3,800	Autodesk, Inc.(c)	$130,948		Associates, Inc.(c,d)	$71,742
7,600	BEA Systems, Inc.(c)	99,484	2,900	WebEx Communications, Inc.(c,d)	103,066
7,750	Broadcom Corporation(c)	232,888	3,700	Xilinx, Inc.	83,805
35,770	Cisco Systems, Inc.(c)	698,588	17,800	Yahoo!, Inc.(c)	587,400

3,800	Citrix Systems, Inc.(c,d)	152,532		Total Information
3,350	Cognizant Technology Solutions			Technology	10,011,384

	Corporation(c,d)	225,690
1,600	Comverse Technology, Inc.(c,d)	31,632	Materials (2.0%)
11,780	Corning, Inc.(c)	284,958	3,000	Alcoa, Inc.	97,080
10,060	eBay, Inc.(c)	294,657	2,350	Freeport-McMoRan Copper &
4,800	Electronic Arts, Inc.(c)	206,592		Gold, Inc.(d)	130,214
14,900	EMC Corporation(c)	163,453	2,850	Monsanto Company	239,942
5,250	First Data Corporation	236,460	3,300	Praxair, Inc.	178,200
2,700	Fiserv, Inc.(c)	122,472	1,300	Vulcan Materials Company(d)	101,400

2,000	Freescale Semiconductor, Inc.(c,d)	58,000		Total Materials	746,836

2,700	Google, Inc.(c)	1,132,190
7,500	Hewlett-Packard Company	237,600	Telecommunications Services (2.2%)
2,700	Hyperion Solutions Corporation(c)	74,520	7,900	America Movil SA de CV ADR	262,754
9,400	Intel Corporation	178,130	3,000	American Tower Corporation(c,d)	93,360
3,550	Juniper Networks, Inc.(c,d)	56,764	5,700	AT&T, Inc.(f)	158,973
3,350	Marvell Technology Group, Ltd.(c)	148,506	3,600	Crown Castle International
3,200	MEMC Electronic Materials, Inc.(c)	120,000		Corporation(c,d)	124,344
4,400	Microchip Technology, Inc.	147,620	3,200	NII Holdings, Inc.(c,d)	180,416

16,670	Microsoft Corporation	388,411		Total Telecommunications
11,250	Motorola, Inc.	226,688		Services	819,847

4,600	National Semiconductor
	Corporation	109,710	Utilities (0.2%)
2,100	NAVTEQ Corporation(b,c)	93,828	1,300	NRG Energy, Inc.(c)	62,634

4,900	Network Appliance, Inc.(c,d)	172,970		Total Utilities	62,634

5,430	Nokia Oyj ADR	110,012

19,100	Oracle Corporation(c)	276,759		Total Common Stock
2,700	Paychex, Inc.	105,246		(cost $32,523,838)	36,044,863

14,350	QUALCOMM, Inc.	575,004
1,800	Rackable Systems, Inc.(c,d)	71,082
3,400	Red Hat, Inc.(c,d)	79,560
2,000	SanDisk Corporation(c,d)	101,960
3,700	SAP AG	194,324
20,100	Sun Microsystems, Inc.(c,d)	83,415
4,720	Symantec Corporation(c)	73,349
9,200	Texas Instruments, Inc.	278,668
4,500	TIBCO Software, Inc.(c,d)	31,725

The accompanying Notes to Financial Statements are an integral part of this schedule.

131

Large Cap Growth Portfolio II Schedule of Investments as of June 30, 2006 (unaudited)(a)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (12.3%)	Rate(g)	Date	Value

4,532,587	Thrivent Financial Securities Lending Trust	5.230%	N/A	$4,532,587

	Total Collateral Held for Securities Loaned
	(cost $4,532,587)			4,532,587

		Interest	Maturity
Shares	Short-Term Investments (1.9%)	Rate(g)	Date	Value

712,211	Thrivent Money Market Portfolio	4.950%	N/A	$712,211

	Total Short-Term Investments (at amortized cost)			712,211

	Total Investments (cost $37,768,636) 112.1%			$41,289,661

	Other Assets and Liabilities, Net (12.1%)			(4,457,119)

	Total Net Assets 100.0%			$36,832,542

(a) The categories of investments are shown as a percentage of total net assets.

(b) At June 30, 2006, 300 shares of Abercrombie & Fitch Company common stock valued at $16,629, 1,500 shares of NAVTEQ Corporation common stock valued at $67,020 and 500 shares of Vertex Pharmaceuticals, Inc. common stock valued at $18,355 were earmarked as collateral to cover call options written as follows:

	Number of	Exercise	Expiration		Unrealized
Call Options Written	Contracts	Price	Date	Value	Gain

Abercrombie & Fitch Company	3	$57.50	July 2006	$(270)	$20
NAVTEQ Corporation	15	$45.00	July 2006	$(2,250)	$755
Vertex Pharmaceuticals, Inc.	5	$22.00	July 2006	$(200)	$812

(c) Non-income producing security.

(d) All or a portion of the security is on loan as discussed in item 2(L) of the Notes to Financial Statements.

(e) Denotes investments purchased on a when-issued basis.

(f) Designated as cover for long settling trades as discussed in the Notes to Financial Statements.

(g) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase. (h)Miscellaneous footnote: ADR – American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

(i) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$4,843,951
Gross unrealized depreciation	(1,322,926)

Net unrealized appreciation (depreciation)	$3,521,025
Cost for federal income tax purposes	$37,768,636

The accompanying Notes to Financial Statements are an integral part of this schedule.

132

Partner Growth Stock Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (98.9%)	Value	Shares	Common Stock (98.9%)	Value

Consumer Discretionary (13.7%)			Financials (19.9%)
11,500	Amazon.com, Inc.(b,c)	$444,820	34,500	American Express Company	$1,836,090
7,125	Best Buy Company, Inc.	390,735	32,900	American International
24,900	Carnival Corporation	1,039,326		Group, Inc.	1,942,745
6,100	EchoStar Communications		56,000	Anglo Irish Bank
	Corporation(b,c)	187,941		Corporation plc(b,d)	872,685
5,200	Garmin, Ltd.	548,288	57,600	Charles Schwab Corporation	920,448
28,400	Grupo Televisia SA ADR	548,404	41,600	Citigroup, Inc.	2,006,784
7,700	Harman International		21,800	Countrywide Financial
	Industries, Inc.	657,349		Corporation	830,144
36,800	Home Depot, Inc.	1,317,072	30,000	E*TRADE Financial Corporation(b)	684,600
12,600	International Game Technology(c)	478,044	14,178	Erste Bank der oesterreichischen
33,700	Kohl’s Corporation(b)	1,992,344		Sparkassen AG(b,c,d)	797,084
17,100	Lennar Corporation	758,727	6,400	Franklin Resources, Inc.	555,584
40,033	Liberty Media Holding		5,500	Goldman Sachs Group, Inc.	827,365
	Corporation(b)	690,970	8,400	Hartford Financial Services
8,106	Liberty Media Holding			Group, Inc.	710,640
	Corporation(b)	679,040	9,700	Legg Mason, Inc.	965,344
6,600	MGM MIRAGE(b,c)	269,280	11,800	Marsh & McLennan
11,800	NIKE, Inc.	955,800		Companies, Inc.	317,302
34,800	PETsMART, Inc.(c)	890,880	13,700	Merrill Lynch & Company, Inc.	952,972
18,200	Target Corporation	889,434	15,400	Northern Trust Corporation(c)	851,620
11,600	Time Warner, Inc.	200,680	8,100	Prudential Financial, Inc.	629,370
14,300	Univision Communications, Inc.(b)	479,050	32,500	SLM Corporation	1,719,900
25,400	Viacom, Inc.(b)	910,336	19,600	State Street Corporation	1,138,564
10,800	Wynn Resorts, Ltd.(b)	791,640	24,000	TD Ameritrade Holding

	Total Consumer			Corporation(c)	355,440
	Discretionary	15,120,160	22,500	UBS AG(b,d)	2,462,865

			79,300	UniCredito Italiano SPA(b,d)	620,230

Consumer Staples (5.9%)				Total Financials	21,997,776

15,900	PepsiCo, Inc.	954,636
19,137	Procter & Gamble Company	1,064,017	Health Care (17.6%)
15,100	Reckitt Benckiser plc	563,399	2,600	Alcon, Inc.	256,230
13,900	SYSCO Corporation(c)	424,784	25,000	Amgen, Inc.(b)	1,630,750
20,300	Walgreen Company	910,252	41,800	Caremark Rx, Inc.	2,084,566
10,600	Wal-Mart de Mexico(c)	297,688	12,700	Genentech, Inc.(b)	1,038,860
48,600	Wal-Mart Stores, Inc.	2,341,062	13,900	Gilead Sciences, Inc.(b)	822,324

	Total Consumer Staples	6,555,838	20,700	Humana, Inc.(b)	1,111,590

			8,100	Johnson & Johnson	485,352
Energy (6.1%)			11,100	Medco Health Solutions, Inc.(b)	635,808
16,500	Baker Hughes, Inc.	1,350,525	26,900	Medtronic, Inc.	1,262,148
18,900	Exxon Mobil Corporation	1,159,515	23,121	Novartis AG(b,d)	1,247,708
13,800	Murphy Oil Corporation(c)	770,868	20,340	Pfizer, Inc.	477,380
32,800	Schlumberger, Ltd.	2,135,608	14,400	Quest Diagnostics, Inc.	862,848
21,200	Total SA(b,c,d)	1,392,719	6,141	Roche Holding AG(b,d)	1,013,300

	Total Energy	6,809,235	10,100	Sepracor, Inc.(b,c)	577,114

			15,800	St. Jude Medical, Inc.(b)	512,236

The accompanying Notes to Financial Statements are an integral part of this schedule.

133

Partner Growth Stock Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (98.9%)	Value	Shares	Common Stock (98.9%)	Value

Health Care — continued			810	Samsung Electronics
13,000	Stryker Corporation	$547,430		Company, Ltd.(b,d)	$514,114
55,600	UnitedHealth Group, Inc.	2,489,768	319,300	Telefonaktiebolaget LM
14,600	WellPoint, Inc.(b)	1,062,442		Ericsson(b,d)	1,053,737
12,200	Wyeth	541,802	14,900	Texas Instruments, Inc.	451,321
13,700	Zimmer Holdings, Inc.(b)	777,064	35,400	Xilinx, Inc.	801,810

	Total Health Care	19,436,720	44,700	Yahoo!, Inc.(b)	1,475,100

				Total Information
Industrials (7.3%)				Technology	25,426,397

31,000	Danaher Corporation	1,993,920
6,900	Deere & Company	576,081	Materials (1.9%)
8,500	General Dynamics Corporation	556,410	60,400	BHP Billiton, Ltd.(b,c,d)	1,306,390
126,400	General Electric Company	4,166,141	9,300	Monsanto Company	782,967

45,300	Southwest Airlines Company	741,561		Total Materials	2,089,357

	Total Industrials	8,034,113

			Telecommunications Services (3.5%)
Information Technology (23.0%)			34,200	America Movil SA de CV ADR	1,137,492
63,100	Accenture, Ltd.	1,786,992	35,300	Crown Castle International
17,000	Adobe Systems, Inc.(b)	516,120		Corporation(b)	1,219,262
8,300	Affiliated Computer Services, Inc.(b)	428,363	18,300	Rogers Communications, Inc.	739,320
23,000	Amdocs, Ltd.(b)	841,800	7,400	Telus Corporation	305,135
25,500	Analog Devices, Inc.	819,570	12,000	Telus Corporation	484,560

7,300	Apple Computer, Inc.(b)	416,976		Total Telecommunications
36,200	Applied Materials, Inc.	589,336		Services	3,885,769

31,200	Automatic Data Processing, Inc.	1,414,920

43,300	Cisco Systems, Inc.(b)	845,649		Total Common Stock
41,800	Corning, Inc.(b)	1,011,142		(cost $91,855,327)	109,355,365

27,200	Dell, Inc.(b)	663,952
16,300	eBay, Inc.(b)	477,427
76,700	EMC Corporation(b)	841,399
15,200	First Data Corporation	684,608
2,900	Google, Inc.(b)	1,216,057
32,800	Intel Corporation	621,560
12,100	Intuit, Inc.(b)	730,719
35,800	Juniper Networks, Inc.(b)	572,442
23,900	Marvell Technology Group, Ltd.(b)	1,059,487
36,000	Maxim Integrated Products, Inc.	1,155,960
98,900	Microsoft Corporation	2,304,370
49,300	Nokia Oyj(b,d)	999,482
60,700	Oracle Corporation(b)	879,543
6,300	QUALCOMM, Inc.	252,441

The accompanying Notes to Financial Statements are an integral part of this schedule.

134

Partner Growth Stock Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (5.0%)	Rate(e)	Date	Value

5,473,520	Thrivent Financial Securities Lending Trust	5.230%	N/A	$5,473,520

	Total Collateral Held for Securities Loaned
	(cost $5,473,520)			5,473,520

		Interest	Maturity
Shares	Short-Term Investments (1.4%)	Rate(e)	Date	Value

1,529,124	Thrivent Money Market Portfolio	4.950%	N/A	$1,529,124

	Total Short-Term Investments (at amortized cost)			1,529,124

	Total Investments (cost $98,857,970) 105.3%			$116,358,009

	Other Assets and Liabilities, Net (5.3%)			(5,834,474)

	Total Net Assets 100.0%			$110,523,535

(a) The categories of investments are shown as a percentage of total net assets.

(b) Non-income producing security.

(c) All or a portion of the security is on loan as discussed in item 2(L) of the Notes to Financial Statements.

(d) Security is fair valued as discussed in the Notes to Financial Statements.

(e) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(f) Miscellaneous footnote: ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

(g) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$20,531,376
Gross unrealized depreciation	(3,031,337)

Net unrealized appreciation (depreciation)	$17,500,039
Cost for federal income tax purposes	$98,857,970

The accompanying Notes to Financial Statements are an integral part of this schedule.

135

Large Cap Value Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (93.8%)	Value	Shares	Common Stock (93.8%)	Value

Consumer Discretionary (8.4%)			55,500	Marathon Oil Corporation	$4,623,150
48,700	BorgWarner, Inc.	$3,170,370	37,800	Occidental Petroleum
16,150	CBS Corporation	436,858		Corporation	3,876,390
72,800	Clear Channel		33,000	Transocean, Inc.(b)	2,650,560
	Communications, Inc.	2,253,160	97,400	Weatherford International, Ltd.(b)	4,832,988

227,700	Comcast Corporation(b)	7,454,898		Total Energy	52,991,459

26,960	Discovery Holding Company(b,c)	394,425
82,000	Federated Department Stores, Inc.	3,001,200	Financials (27.2%)
66,700	Home Depot, Inc.	2,387,193	66,900	ACE, Ltd.	3,384,471
75,000	J.C. Penney Company, Inc.		53,200	Allstate Corporation	2,911,636
	(Holding Company)	5,063,250	84,500	American International
22,700	Johnson Controls, Inc.	1,866,394		Group, Inc.	4,989,725
15,260	Liberty Media Holding		91,600	Aon Corporation	3,189,512
	Corporation(b)	1,278,330	266,650	Bank of America Corporation	12,825,865
76,400	Liberty Media Holding		54,500	Capital One Financial
	Corporation(b)	1,318,664		Corporation	4,657,025
9,137	Live Nation, Inc.(b,c)	186,029	77,400	Chubb Corporation	3,862,260
189,200	McDonald’s Corporation	6,357,120	73,600	CIT Group, Inc.	3,848,544
55,100	Office Depot, Inc.(b)	2,093,800	311,345	Citigroup, Inc.	15,019,283
498,600	Time Warner, Inc.	8,625,780	42,300	City National Corporation	2,753,307
16,150	Viacom, Inc.(b)	578,816	46,500	Equity Office Properties Trust	1,697,715
205,000	Walt Disney Company	6,150,000	15,600	Everest Re Group, Ltd.	1,350,492

	Total Consumer		77,275	Federal Home Loan Mortgage
	Discretionary	52,616,287		Corporation	4,405,448

			41,700	Golden West Financial
Consumer Staples (8.7%)				Corporation	3,094,140
161,300	Altria Group, Inc.	11,844,259	19,500	Goldman Sachs Group, Inc.	2,933,385
73,100	Anheuser-Busch Companies, Inc.	3,332,629	40,515	Hartford Financial Services
170,500	ConAgra Foods, Inc.	3,769,755		Group, Inc.	3,427,569
112,300	Estee Lauder Companies, Inc.	4,342,641	391,152	J.P. Morgan Chase & Company	16,428,384
98,700	General Mills, Inc.	5,098,842	64,600	Lehman Brothers Holdings, Inc.	4,208,690
137,800	Kellogg Company	6,673,654	103,400	Mellon Financial Corporation	3,560,062
65,845	Kimberly-Clark Corporation	4,062,636	153,800	Merrill Lynch & Company, Inc.	10,698,328
111,100	Kroger Company	2,428,646	88,800	Morgan Stanley	5,613,048
56,300	PepsiCo, Inc.	3,380,252	64,200	Northern Trust Corporation	3,550,260
42,600	Reynolds American, Inc.(c)	4,911,780	27,800	PMI Group, Inc.	1,239,324
94,900	Wal-Mart Stores, Inc.	4,571,333	104,000	PNC Financial Services

	Total Consumer Staples	54,416,427		Group, Inc.	7,297,680

			118,500	Principal Financial Group, Inc.(c)	6,594,525
Energy (8.4%)			89,900	Prudential Financial, Inc.	6,985,230
24,540	Apache Corporation	1,674,855	15,500	Simon Property Group, Inc.	1,285,570
18,000	Baker Hughes, Inc.	1,473,300	203,700	St. Paul Travelers
183,666	Chevron Corporation	11,398,312		Companies, Inc.	9,080,946
101,858	ConocoPhillips	6,674,755	104,500	U.S. Bancorp	3,226,960
34,700	ENSCO International, Inc.	1,596,894
231,300	Exxon Mobil Corporation	14,190,255

The accompanying Notes to Financial Statements are an integral part of this schedule.

136

Large Cap Value Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (93.8%)	Value	Shares	Common Stock (93.8%)	Value

Financials — continued			55,500	Comverse Technology, Inc.(b)	$1,097,235
84,516	Wachovia Corporation	$4,570,625	155,800	Hewlett-Packard Company	4,935,744
110,813	Washington Mutual, Inc.(c)	5,050,857	218,950	Hyperion Solutions Corporation(b)	6,043,020
114,695	Wells Fargo & Company	7,693,741	148,300	International Business

	Total Financials	171,434,607		Machines Corporation	11,392,406

			242,300	Microsoft Corporation	5,645,590
Health Care (7.7%)			118,500	Molex, Inc.(c)	3,978,045
145,900	Abbott Laboratories	6,362,699	139,300	Motorola, Inc.	2,806,895
78,100	Baxter International, Inc.	2,870,956	182,890	Nokia Oyj ADR	3,705,351
9,000	Biotech HOLDRS Trust(c)	1,588,320	105,100	Oracle Corporation(b)	1,522,899
32,700	Eli Lilly and Company	1,807,329	105,300	Tellabs, Inc.(b)	1,401,543

65,900	Forest Laboratories, Inc.(b)	2,549,671		Total Information
36,600	GlaxoSmithKline plc	2,042,280		Technology	59,479,061

83,000	HCA, Inc.	3,581,450
82,925	Johnson & Johnson	4,968,866	Materials (3.4%)
36,800	Novartis AG ADR	1,984,256	102,495	Alcoa, Inc.	3,316,738
432,100	Pfizer, Inc.	10,141,387	129,400	E.I. du Pont de Nemours
123,500	Sanofi-Aventis ADR(c)	6,014,450		and Company	5,383,040
103,400	Wyeth	4,591,994	188,940	International Paper Company	6,102,762

	Total Health Care	48,503,658	95,500	MeadWestvaco Corporation	2,667,315

			77,800	Praxair, Inc.	4,201,200

Industrials (13.5%)				Total Materials	21,671,055

39,100	3M Company	3,158,107
106,300	AMR Corporation(b,c)	2,702,146	Telecommunications Services (5.0%)
74,100	Caterpillar, Inc.	5,518,968	44,600	ALLTEL Corporation	2,846,818
21,800	Deere & Company	1,820,082	306,440	AT&T, Inc.	8,546,612
78,700	Emerson Electric Company	6,595,847	120,250	BellSouth Corporation	4,353,050
76,700	Flowserve Corporation(b,c)	4,364,230	1	Embarq Corporation(b)	4
243,400	General Electric Company	8,022,464	283,502	Sprint Nextel Corporation	5,667,205
166,880	Honeywell International, Inc.	6,725,264	304,555	Verizon Communications, Inc.	10,199,547

104,400	Lockheed Martin Corporation	7,489,656		Total Telecommunications
59,200	Parker-Hannifin Corporation	4,593,920		Services	31,613,236

153,800	Republic Services, Inc.	6,204,292
219,500	Steelcase, Inc.(c)	3,610,775	Utilities (2.1%)
26,300	Terex Corporation(b)	2,595,810	43,500	Entergy Corporation	3,077,625
51,100	Textron, Inc.	4,710,398	103,100	Exelon Corporation	5,859,173
105,475	Tyco International, Ltd.	2,900,562	76,800	FirstEnergy Corporation	4,163,328

74,700	Union Pacific Corporation	6,944,112		Total Utilities	13,100,126

106,800	United Technologies Corporation	6,773,256

	Total Industrials	84,729,889		Total Common Stock

				(cost $515,762,773)	590,555,805

Information Technology (9.4%)
118,100	Accenture, Ltd.	3,344,592
113,500	Amdocs, Ltd.(b)	4,154,100
165,240	Applied Materials, Inc.	2,690,107
121,400	Avnet, Inc.(b)	2,430,428
107,900	Citrix Systems, Inc.(b)	4,331,106

The accompanying Notes to Financial Statements are an integral part of this schedule.

137

Large Cap Value Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (5.6%)	Rate(d)	Date	Value

35,011,360	Thrivent Financial Securities Lending Trust	5.230%	N/A	$35,011,360

	Total Collateral Held for Securities Loaned
	(cost $35,011,360)			35,011,360

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (6.5%)	Rate(d)	Date	Value

$3,000,000	Bryant Park Funding, LLC	5.300%	7/11/2006	$2,995,583
2,000,000	Ciesco, LLC	5.300	7/13/2006	1,996,467
5,000,000	Edison Asset Securitization, LLC	5.280	7/5/2006	4,997,067
2,000,000	Mid-States Corporate Federal Credit Union	5.280	7/25/2006	1,992,960
14,535,000	Ranger Funding Company, LLC	5.270	7/3/2006	14,530,744
14,276,245	Thrivent Money Market Portfolio	4.950	N/A	14,276,245

	Total Short-Term Investments (at amortized cost)			40,789,066

	Total Investments (cost $591,563,199) 105.9%			$666,356,231

	Other Assets and Liabilities, Net (5.9%)			(36,924,488)

	Total Net Assets 100.0%			$629,431,743

(a) The categories of investments are shown as a percentage of total net assets.

(b) Non-income producing security.

(c) All or a portion of the security is on loan as discussed in item 2(L) of the Notes to Financial Statements.

(d) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(e) Miscellaneous footnote: ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

(f) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$85,474,762
Gross unrealized depreciation	(10,681,730)

Net unrealized appreciation (depreciation)	$74,793,032
Cost for federal income tax purposes	$591,563,199

The accompanying Notes to Financial Statements are an integral part of this schedule.

138

Large Cap Stock Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (96.8%)	Value	Shares	Common Stock (96.8%)	Value

Consumer Discretionary (9.6%)			22,800	Walgreen Company	$1,022,352
55,600	Best Buy Company, Inc.	$3,049,104	175,700	Wal-Mart Stores, Inc.	8,463,469

97,300	CBS Corporation	2,631,965		Total Consumer Staples	69,487,600

170,400	Comcast Corporation(b)	5,585,712
34,300	E.W. Scripps Company	1,479,702	Energy (9.9%)
26,900	Fortune Brands, Inc.	1,910,169	46,100	Apache Corporation	3,146,325
40,400	Harley-Davidson, Inc.	2,217,556	155,819	Chevron Corporation	9,670,127
41,800	Harrah’s Entertainment, Inc.	2,975,324	119,030	ConocoPhillips	7,800,036
27,500	Hilton Hotels Corporation	777,700	11,800	Diamond Offshore Drilling, Inc.(c)	990,374
123,500	Home Depot, Inc.	4,420,065	16,200	ENSCO International, Inc.	745,524
35,500	J.C. Penney Company, Inc.		382,500	Exxon Mobil Corporation	23,466,375
	(Holding Company)	2,396,605	53,300	Halliburton Company	3,955,393
28,000	Johnson Controls, Inc.	2,302,160	27,200	National Oilwell Varco, Inc.(b)	1,722,304
48,900	Kohl’s Corporation(b)	2,890,968	40,100	Occidental Petroleum
53,500	Lowe’s Companies, Inc.	3,245,845		Corporation	4,112,255
145,300	McDonald’s Corporation	4,882,080	70,200	Schlumberger, Ltd.	4,570,722
40,000	McGraw-Hill Companies, Inc.	2,009,200	21,400	Total SA ADR	1,402,128
68,200	Newell Rubbermaid, Inc.	1,761,606	35,200	Transocean, Inc.(b)	2,827,264
17,200	NIKE, Inc.	1,393,200	40,800	Valero Energy Corporation	2,714,016
89,200	Nordstrom, Inc.	3,255,800	40,300	XTO Energy, Inc.(c)	1,784,081

110,050	Staples, Inc.	2,676,416		Total Energy	68,906,924

55,100	Target Corporation	2,692,737
237,600	Time Warner, Inc.	4,110,480	Financials (21.6%)
46,000	Viacom, Inc.(b)	1,648,640	43,700	Allstate Corporation	2,391,701
165,100	Walt Disney Company	4,953,000	32,200	Ambac Financial Group, Inc.	2,611,420
40,400	Yum! Brands, Inc.	2,030,908	56,600	American Capital

	Total Consumer			Strategies, Ltd.(c)	1,894,968
	Discretionary	67,296,942	132,300	American Express Company	7,041,006

			152,900	American International
Consumer Staples (9.9%)				Group, Inc.	9,028,745
34,600	Alberto-Culver Company	1,685,712	34,320	Ameriprise Financial, Inc.	1,533,074
124,700	Altria Group, Inc.	9,156,721	34,300	Assurant, Inc.	1,660,120
122,000	Coca-Cola Company	5,248,440	302,200	Bank of America Corporation	14,535,820
64,300	Colgate-Palmolive Company	3,851,570	30,200	BB&T Corporation	1,256,018
119,000	Constellation Brands, Inc.(b)	2,975,000	11,100	Bear Stearns Companies, Inc.	1,554,888
26,500	Costco Wholesale Corporation	1,513,945	35,300	Capital One Financial
94,700	CVS Corporation	2,907,290		Corporation	3,016,385
19,900	Diageo plc	1,344,245	68,400	Chubb Corporation	3,413,160
53,400	General Mills, Inc.	2,758,644	38,300	CIT Group, Inc.	2,002,707
33,500	Hershey Company	1,844,845	321,300	Citigroup, Inc.	15,499,512
43,100	Kellogg Company	2,087,333	36,800	E*TRADE Financial
48,700	Kraft Foods, Inc.(c)	1,504,830		Corporation(b)	839,776
58,400	Pepsi Bottling Group, Inc.	1,877,560	41,100	Federal Home Loan Mortgage
98,100	PepsiCo, Inc.	5,889,924		Corporation	2,343,111
185,800	Procter & Gamble Company	10,330,480	34,400	Federal National Mortgage
24,800	Reynolds American, Inc.(c)	2,859,440		Association	1,654,640
83,300	Safeway, Inc.(c)	2,165,800

The accompanying Notes to Financial Statements are an integral part of this schedule.

139

Large Cap Stock Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (96.8%)	Value	Shares	Common Stock (96.8%)	Value

Financials — continued			56,000	Medco Health Solutions, Inc.(b)	$3,207,680
16,100	Franklin Resources, Inc.	$1,397,641	125,000	Medtronic, Inc.	5,865,000
35,000	Golden West Financial		61,700	Merck & Company, Inc.	2,247,731
	Corporation	2,597,000	48,600	Novartis AG ADR	2,620,512
34,200	Goldman Sachs Group, Inc.	5,144,706	418,400	Pfizer, Inc.	9,819,848
37,900	Hartford Financial Services		32,600	Quest Diagnostics, Inc.	1,953,392
	Group, Inc.	3,206,340	41,000	Sanofi-Aventis ADR(c)	1,996,700
199,796	J.P. Morgan Chase & Company	8,391,432	81,600	St. Jude Medical, Inc.(b)	2,645,472
38,700	Lehman Brothers Holdings, Inc.	2,521,305	42,300	Teva Pharmaceutical
32,400	Lincoln National Corporation	1,828,656		Industries, Ltd.(c)	1,336,257
72,200	Loews Corporation	2,559,490	97,200	UnitedHealth Group, Inc.	4,352,616
42,400	Marshall & Ilsley Corporation	1,939,376	74,700	WellPoint, Inc.(b)	5,435,919
53,600	Merrill Lynch & Company, Inc.	3,728,416	77,500	Wyeth	3,441,775

80,100	MetLife, Inc.	4,101,921		Total Health Care	89,673,984

15,800	MGIC Investment Corporation	1,027,000
16,600	Morgan Stanley	1,049,286	Industrials (11.4%)
35,900	PMI Group, Inc.(c)	1,600,422	23,200	3M Company	1,873,864
57,500	PNC Financial Services		29,800	Avery Dennison Corporation	1,730,188
	Group, Inc.	4,034,775	40,400	Boeing Company	3,309,164
38,400	Principal Financial Group, Inc.(c)	2,136,960	22,000	Burlington Northern Santa Fe
59,900	Prudential Financial, Inc.(c)	4,654,230		Corporation	1,743,500
26,700	SAFECO Corporation	1,504,545	39,200	Caterpillar, Inc.	2,919,616
20,500	Simon Property Group, Inc.	1,700,270	14,400	Deere & Company	1,202,256
72,000	St. Paul Travelers		40,500	Dover Corporation	2,001,915
	Companies, Inc.	3,209,760	42,100	Emerson Electric Company	3,528,401
19,400	SunTrust Banks, Inc.	1,479,444	18,100	FedEx Corporation	2,115,166
107,200	U.S. Bancorp	3,310,336	44,600	General Dynamics Corporation	2,919,516
96,900	Wachovia Corporation	5,240,352	562,000	General Electric Company	18,523,520
118,300	Wells Fargo & Company	7,935,564	40,600	Goodrich Corporation	1,635,774
25,000	Zions Bancorporation(c)	1,948,500	53,000	Honeywell International, Inc.	2,135,900

	Total Financials	150,524,778	50,700	Illinois Tool Works, Inc.	2,408,250

			73,717	Ingersoll-Rand Company	3,153,613
Health Care (12.8%)			57,000	JB Hunt Transport Services, Inc.(c)	1,419,870
122,600	Abbott Laboratories	5,346,586	27,500	Lockheed Martin Corporation	1,972,850
102,800	Aetna, Inc.	4,104,804	14,300	Manpower, Inc.	923,780
111,500	Amgen, Inc.(b)	7,273,145	66,500	Norfolk Southern Corporation	3,539,130
21,400	C.R. Bard, Inc.	1,567,764	28,600	Precision Castparts Corporation	1,709,136
79,600	Caremark Rx, Inc.	3,969,652	31,000	Rockwell Automation, Inc.	2,232,310
27,300	Eli Lilly and Company	1,508,871	31,900	Rockwell Collins, Inc.	1,782,253
18,400	Genentech, Inc.(b)	1,505,120	167,900	Tyco International, Ltd.	4,617,250
54,100	Gilead Sciences, Inc.(b)	3,200,556	44,600	United Parcel Service, Inc.	3,671,918
27,100	Henry Schein, Inc.(b,c)	1,266,383	102,200	United Technologies
174,500	Johnson & Johnson	10,456,040		Corporation	6,481,524

30,300	Laboratory Corporation of			Total Industrials	79,550,664

	America Holdings(b,c)	1,885,569
56,400	McKesson Corporation	2,666,592

The accompanying Notes to Financial Statements are an integral part of this schedule.

140

Large Cap Stock Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (96.8%)	Value	Shares	Common Stock (96.8%)	Value

Information Technology (14.4%)			Materials (1.8%)
51,200	Accenture, Ltd.	$1,449,984	38,800	Air Products and Chemicals, Inc.	$2,480,096
28,800	Adobe Systems, Inc.(b)	874,368	32,400	Ball Corporation	1,200,096
29,700	Agilent Technologies, Inc.(b)	937,332	81,100	Dow Chemical Company	3,165,333
19,500	Alliance Data Systems		8,100	Phelps Dodge Corporation	665,496
	Corporation(b,c)	1,146,990	74,300	Praxair, Inc.	4,012,200
38,700	Analog Devices, Inc.	1,243,818	32,100	Temple-Inland, Inc.	1,376,127

65,500	Apple Computer, Inc.(b)	3,741,360		Total Materials	12,899,348

86,900	Applied Materials, Inc.	1,414,732
77,100	BEA Systems, Inc.(b)	1,009,239	Telecommunications Services (3.0%)
443,300	Cisco Systems, Inc.(b)	8,657,649	278,400	AT&T, Inc.	7,764,576
28,600	Citrix Systems, Inc.(b)	1,148,004	106,400	BellSouth Corporation	3,851,680
82,400	Corning, Inc.(b)	1,993,256	175,724	Sprint Nextel Corporation	3,512,723
137,500	Dell, Inc.(b)	3,356,375	169,600	Verizon Communications, Inc.	5,679,904

221,300	EMC Corporation(b)	2,427,661		Total Telecommunications
69,400	First Data Corporation	3,125,776		Services	20,808,883

56,700	Freescale Semiconductor, Inc.(b)	1,666,980
10,400	Google, Inc.(b)	4,361,032	Utilities (2.4%)
229,400	Hewlett-Packard Company	7,267,392	60,700	American Electric Power
71,200	Integrated Device			Company, Inc.	2,078,975
	Technology, Inc.(b)	1,009,616	41,800	Exelon Corporation	2,375,494
305,300	Intel Corporation	5,785,435	44,600	FirstEnergy Corporation	2,417,766
82,100	International Business Machines		22,700	FPL Group, Inc.	939,326
	Corporation	6,306,922	36,700	PG&E Corporation(c)	1,441,576
47,100	Jabil Circuit, Inc.	1,205,760	66,700	PPL Corporation	2,154,410
33,400	KLA-Tencor Corporation	1,388,438	44,100	Sempra Energy	2,005,668
30,900	Lexmark International, Inc.(b)	1,725,147	54,200	TXU Corporation	3,240,618

28,800	Microchip Technology, Inc.	966,240		Total Utilities	16,653,833

459,300	Microsoft Corporation	10,701,690

205,800	Motorola, Inc.	4,146,870		Total Common Stock
64,900	National Semiconductor			(cost $624,316,581)	676,196,342

	Corporation	1,547,865
48,100	Network Appliance, Inc.(b)	1,697,930
85,000	Nokia Oyj ADR	1,722,100
323,300	Oracle Corporation(b)	4,684,617
119,000	QUALCOMM, Inc.	4,768,330
148,200	Texas Instruments, Inc.	4,488,978
73,500	Yahoo!, Inc.(b)	2,425,500

	Total Information
	Technology	100,393,386

The accompanying Notes to Financial Statements are an integral part of this schedule.

141

Large Cap Stock Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (3.6%)	Rate(d)	Date	Value

24,922,709	Thrivent Financial Securities Lending Trust	5.230%	N/A	$24,922,709

	Total Collateral Held for Securities Loaned
	(cost $24,922,709)			24,922,709

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (11.5%)	Rate(d)	Date	Value

$6,000,000	Chariot Funding, LLC	5.280%	7/19/2006	$5,984,160
5,000,000	Ciesco, LLC	5.300	7/13/2006	4,991,167
1,780,000	Federal National Mortgage Association	4.819	8/16/2006	1,769,261
4,374,000	Kitty Hawk Funding Corporation	5.270	7/17/2006	4,363,755
6,000,000	Park Avenue Receivables Corporation	5.290	7/27/2006	5,977,077
3,811,000	Ranger Funding Company, LLC	5.270	7/17/2006	3,802,074
4,433,000	Sheffield Receivables Corporation	5.290	7/20/2006	4,420,623
4,000,000	Solitaire Funding, LLC	5.250	7/18/2006	3,990,083
14,193,129	Thrivent Money Market Portfolio	4.950	N/A	14,193,129
5,000,000	Thunder Bay Funding, Inc.	5.280	7/7/2006	4,995,600
5,000,000	Thunder Bay Funding, Inc.	5.290	7/10/2006	4,993,388
4,106,000	Triple A-1 Funding Corporation	5.260	7/13/2006	4,098,801
16,475,000	UBS Americas, Inc.	5.280	7/3/2006	16,470,176

	Total Short-Term Investments (at amortized cost)			80,049,294

	Total Investments (cost $729,288,584) 111.9%			$781,168,345

	Other Assets and Liabilities, Net (11.9%)			(83,298,622)

	Total Net Assets 100.0%			$697,869,723

(a) The categories of investments are shown as a percentage of total net assets.

(b) Non-income producing security.

(c) All or a portion of the security is on loan as discussed in item 2(L) of the Notes to Financial Statements.

(d) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(e) Miscellaneous footnote: ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

(f) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$67,988,027
Gross unrealized depreciation	(16,108,266)

Net unrealized appreciation (depreciation)	$51,879,761
Cost for federal income tax purposes	$729,288,584

The accompanying Notes to Financial Statements are an integral part of this schedule.

142

Large Cap Index Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (98.3%)	Value	Shares	Common Stock (98.3%)	Value

Consumer Discretionary (10.0%)			26,800	Interpublic Group of
18,900	Amazon.com, Inc.(b,c)	$731,052		Companies, Inc.(b,c)	$223,780
8,500	Apollo Group, Inc.(b)	439,195	14,300	J.C. Penney Company, Inc.
9,100	AutoNation, Inc.(b)	195,104		(Holding Company)	965,393
3,300	AutoZone, Inc.(b)	291,060	12,000	Johnson Controls, Inc.	986,640
17,200	Bed Bath & Beyond, Inc.(b)	570,524	6,900	Jones Apparel Group, Inc.	219,351
24,625	Best Buy Company, Inc.	1,350,435	4,600	KB Home	210,910
7,000	Big Lots, Inc.(b,c,d)	119,560	20,800	Kohl’s Corporation(b)	1,229,696
4,700	Black & Decker Corporation	396,962	11,200	Leggett & Platt, Inc.	279,776
5,800	Brunswick Corporation	192,850	8,600	Lennar Corporation	381,582
26,500	Carnival Corporation	1,106,110	21,004	Limited Brands, Inc.	537,492
47,272	CBS Corporation	1,278,708	6,400	Liz Claiborne, Inc.	237,184
7,400	Centex Corporation	372,220	47,500	Lowe’s Companies, Inc.	2,881,825
9,200	Circuit City Stores, Inc.(c)	250,424	20,100	Marriott International, Inc.	766,212
30,800	Clear Channel		23,850	Mattel, Inc.	393,764
	Communications, Inc.	953,260	76,300	McDonald’s Corporation	2,563,680
23,500	Coach, Inc.(b)	702,650	21,900	McGraw-Hill Companies, Inc.	1,100,037
129,377	Comcast Corporation(b,c)	4,235,803	2,600	Meredith Corporation	128,804
3,800	Cooper Tire & Rubber Company(c)	42,332	8,900	New York Times Company(c)	218,406
16,600	D.R. Horton, Inc.	395,412	16,973	Newell Rubbermaid, Inc.	438,413
7,950	Darden Restaurants, Inc.	313,230	144,800	News Corporation	2,777,264
3,800	Dillard’s, Inc.(c)	121,030	11,600	NIKE, Inc.	939,600
19,115	Dollar General Corporation	267,228	13,100	Nordstrom, Inc.	478,150
3,700	Dow Jones & Company, Inc.(c)	129,537	17,600	Office Depot, Inc.(b)	668,800
5,300	E.W. Scripps Company(c)	228,642	4,500	OfficeMax, Inc.	183,375
17,600	Eastman Kodak Company(c)	418,528	10,400	Omnicom Group, Inc.	926,536
9,600	Family Dollar Stores, Inc.	234,528	13,000	Pulte Homes, Inc.	374,270
33,868	Federated Department Stores, Inc.	1,239,569	8,300	RadioShack Corporation(c)	116,200
114,800	Ford Motor Company(c)	795,564	6,032	Sears Holdings Corporation(b,c)	933,995
9,000	Fortune Brands, Inc.	639,090	6,900	Sherwin-Williams Company	327,612
14,600	Gannett Company, Inc.	816,578	3,700	Snap-On, Inc.	149,554
33,662	Gap, Inc.	585,719	4,500	Stanley Works	212,490
34,600	General Motors Corporation(c)	1,030,734	44,575	Staples, Inc.	1,084,064
10,600	Genuine Parts Company	441,596	46,900	Starbucks Corporation(b)	1,770,944
10,900	Goodyear Tire &		13,300	Starwood Hotels & Resorts
	Rubber Company(b,c)	120,990		Worldwide, Inc.	802,522
20,100	H&R Block, Inc.(c)	479,586	52,800	Target Corporation	2,580,336
16,400	Harley-Davidson, Inc.(c)	900,196	8,700	Tiffany & Company(c)	287,274
4,100	Harman International		262,150	Time Warner, Inc.	4,535,195
	Industries, Inc.	350,017	27,900	TJX Companies, Inc.	637,794
11,300	Harrah’s Entertainment, Inc.	804,334	13,400	Tribune Company	434,562
10,550	Hasbro, Inc.	191,060	13,700	Univision Communications, Inc.(b)	458,950
20,300	Hilton Hotels Corporation	574,084	5,400	VF Corporation	366,768
126,500	Home Depot, Inc.	4,527,435	44,072	Viacom, Inc.(b)	1,579,540
20,700	International Game Technology	785,358	134,347	Walt Disney Company	4,030,410
			7,200	Wendy’s International, Inc.	419,688

The accompanying Notes to Financial Statements are an integral part of this schedule.

143

Large Cap Index Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (98.3%)	Value	Shares	Common Stock (98.3%)	Value

Consumer Discretionary — continued			Energy (10.0%)
4,858	Whirlpool Corporation	$401,497	28,072	Anadarko Petroleum Corporation	$1,338,754
16,640	Yum! Brands, Inc.	836,493	20,220	Apache Corporation	1,380,015

	Total Consumer		20,800	Baker Hughes, Inc.	1,702,480
	Discretionary	71,695,122	19,600	BJ Services Company	730,296

			25,100	Chesapeake Energy Corporation(c)	759,275
Consumer Staples (9.5%)			135,696	Chevron Corporation	8,421,294
4,750	Alberto-Culver Company	231,420	101,049	ConocoPhillips	6,621,741
127,800	Altria Group, Inc.	9,384,354	11,200	CONSOL Energy, Inc.	523,264
47,300	Anheuser-Busch Companies, Inc.	2,156,407	26,900	Devon Energy Corporation	1,625,029
40,068	Archer-Daniels-Midland Company	1,654,007	42,518	El Paso Corporation(c)	637,770
27,500	Avon Products, Inc.	852,500	14,800	EOG Resources, Inc.	1,026,232
5,100	Brown-Forman Corporation(c)	365,619	370,408	Exxon Mobil Corporation	22,724,535
11,400	Campbell Soup Company	423,054	31,600	Halliburton Company	2,345,036
9,300	Clorox Company	567,021	14,700	Hess Corporation	776,895
125,500	Coca-Cola Company	5,399,010	13,848	Kerr-McGee Corporation	960,359
18,600	Coca-Cola Enterprises, Inc.	378,882	6,400	Kinder Morgan, Inc.	639,296
31,500	Colgate-Palmolive Company	1,886,850	22,134	Marathon Oil Corporation	1,843,762
31,900	ConAgra Foods, Inc.	705,309	10,200	Murphy Oil Corporation	569,772
12,200	Constellation Brands, Inc.(b)	305,000	19,000	Nabors Industries, Ltd.(b,c)	642,010
28,800	Costco Wholesale Corporation	1,645,344	10,700	National Oilwell Varco, Inc.(b)	677,524
50,100	CVS Corporation	1,538,070	8,400	Noble Corporation(c)	625,128
8,400	Dean Foods Company(b)	312,396	26,300	Occidental Petroleum
7,300	Estee Lauder Companies, Inc.	282,291		Corporation	2,697,065
21,800	General Mills, Inc.	1,126,188	6,800	Rowan Companies, Inc.	242,012
20,500	H.J. Heinz Company	845,010	72,200	Schlumberger, Ltd.	4,700,942
10,900	Hershey Company	600,263	8,200	Sunoco, Inc.	568,178
15,000	Kellogg Company	726,450	19,911	Transocean, Inc.(b)	1,599,252
28,092	Kimberly-Clark Corporation	1,733,276	37,600	Valero Energy Corporation	2,501,152
44,300	Kroger Company	968,398	21,400	Weatherford International, Ltd.(b)	1,061,868
8,200	McCormick & Company, Inc.	275,110	36,400	Williams Companies, Inc.	850,304
3,600	Molson Coors Brewing Company(c) 244,368		22,200	XTO Energy, Inc.	982,794

8,300	Pepsi Bottling Group, Inc.	266,845		Total Energy	71,774,034

101,170	PepsiCo, Inc.	6,074,247
200,860	Procter & Gamble Company	11,167,816	Financials (21.1%)
5,300	Reynolds American, Inc.(c)	611,090	19,900	ACE, Ltd.	1,006,741
27,500	Safeway, Inc.	715,000	30,600	AFLAC, Inc.	1,418,310
46,500	Sara Lee Corporation	744,930	38,882	Allstate Corporation	2,128,012
12,582	SUPERVALU, Inc.	386,262	6,500	Ambac Financial Group, Inc.	527,150
37,800	SYSCO Corporation	1,155,168	75,500	American Express Company	4,018,110
15,500	Tyson Foods, Inc.	230,330	159,040	American International
9,900	UST, Inc.(c)	447,381		Group, Inc.	9,391,312
61,800	Walgreen Company	2,771,112	14,900	Ameriprise Financial, Inc.	665,583
153,100	Wal-Mart Stores, Inc.	7,374,827	21,250	AmSouth Bancorporation	562,062
8,500	Whole Foods Market, Inc.	549,440	19,425	Aon Corporation	676,378
13,675	William Wrigley Jr. Company	620,298	6,000	Apartment Investment &

	Total Consumer Staples	67,721,343		Management Company	260,700

The accompanying Notes to Financial Statements are an integral part of this schedule.

144

Large Cap Index Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (98.3%)	Value	Shares	Common Stock (98.3%)	Value

Financials — continued			33,600	Marsh & McLennan
13,100	Archstone-Smith Trust	$666,397		Companies, Inc.	$903,504
279,418	Bank of America Corporation	13,440,006	13,800	Marshall & Ilsley Corporation	631,212
47,200	Bank of New York Company, Inc.	1,519,840	8,350	MBIA, Inc.	488,892
33,700	BB&T Corporation	1,401,583	25,400	Mellon Financial Corporation	874,522
7,431	Bear Stearns Companies, Inc.	1,040,934	56,500	Merrill Lynch & Company, Inc.	3,930,140
5,600	Boston Properties, Inc.	506,240	46,400	MetLife, Inc.	2,376,144
18,500	Capital One Financial		5,400	MGIC Investment Corporation	351,000
	Corporation	1,580,825	14,900	Moody’s Corporation	811,454
63,225	Charles Schwab Corporation	1,010,336	65,550	Morgan Stanley	4,143,416
25,500	Chubb Corporation	1,272,450	33,300	National City Corporation	1,205,127
10,638	Cincinnati Financial Corporation(c)	500,092	28,500	North Fork Bancorporation, Inc.	859,845
12,300	CIT Group, Inc.	643,167	11,400	Northern Trust Corporation	630,420
304,339	Citigroup, Inc.	14,681,313	11,300	Plum Creek Timber Company, Inc.	401,150
9,950	Comerica, Inc.	517,300	18,200	PNC Financial Services
11,300	Commerce Bancorp, Inc.(c)	403,071		Group, Inc.	1,277,094
8,000	Compass Bancshares, Inc.	444,800	17,000	Principal Financial Group, Inc.(c)	946,050
37,200	Countrywide Financial		47,900	Progressive Corporation	1,231,509
	Corporation	1,416,576	15,100	ProLogis Trust	787,012
26,100	E*TRADE Financial Corporation(b)	595,602	30,100	Prudential Financial, Inc.	2,338,770
22,500	Equity Office Properties Trust	821,475	5,100	Public Storage, Inc.(c)	387,090
17,900	Equity Residential REIT	800,667	28,009	Regions Financial Corporation	927,658
42,300	Federal Home Loan		7,300	SAFECO Corporation	411,355
	Mortgage Corporation	2,411,523	11,300	Simon Property Group, Inc.	937,222
59,200	Federal National		25,100	SLM Corporation	1,328,292
	Mortgage Association	2,847,520	23,110	Sovereign Bancorp, Inc.	469,364
5,200	Federated Investors, Inc.	163,800	42,581	St. Paul Travelers Companies, Inc.	1,898,261
34,094	Fifth Third Bancorp(c)	1,259,773	20,300	State Street Corporation	1,179,227
7,600	First Horizon		22,200	SunTrust Banks, Inc.	1,692,972
	National Corporation(c)	305,520	19,800	Synovus Financial Corporation	530,244
9,400	Franklin Resources, Inc.	816,014	16,468	T. Rowe Price Group, Inc.	622,655
22,400	Genworth Financial, Inc.	780,416	6,200	Torchmark Corporation	376,464
15,600	Golden West		108,985	U.S. Bancorp	3,365,457
	Financial Corporation	1,157,520	18,424	UnumProvident Corporation(c)	334,027
26,400	Goldman Sachs Group, Inc.	3,971,352	7,300	Vornado Realty Trust	712,115
18,500	Hartford Financial Services		98,492	Wachovia Corporation	5,326,447
	Group, Inc.	1,565,100	58,753	Washington Mutual, Inc.	2,677,966
15,071	Huntington Bancshares, Inc.	355,374	102,800	Wells Fargo & Company	6,895,824
212,693	J.P. Morgan Chase & Company	8,933,106	11,100	XL Capital, Ltd.	680,430
13,000	Janus Capital Group, Inc.	232,700	6,500	Zions Bancorporation	506,610

24,800	KeyCorp	884,864		Total Financials	150,909,529

13,000	Kimco Realty Corporation	474,370
8,000	Legg Mason, Inc.	796,160	Health Care (12.0%)
32,800	Lehman Brothers Holdings, Inc.	2,136,920	93,400	Abbott Laboratories	4,073,174
17,594	Lincoln National Corporation	993,011	34,696	Aetna, Inc.	1,385,411
24,900	Loews Corporation	882,705	9,300	Allergan, Inc.	997,518
4,900	M&T Bank Corporation	577,808	12,800	AmerisourceBergen Corporation	536,576

The accompanying Notes to Financial Statements are an integral part of this schedule.

145

Large Cap Index Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (98.3%)	Value	Shares	Common Stock (98.3%)	Value

Health Care — continued			22,084	St. Jude Medical, Inc.(b)	$715,963
72,140	Amgen, Inc.(b)	$4,705,692	17,900	Stryker Corporation	753,769
11,400	Applera Corporation (Applied		28,800	Tenet Healthcare Corporation(b)	201,024
	Biosystems Group)	368,790	10,100	Thermo Electron Corporation(b)	366,024
6,600	Barr Pharmaceuticals, Inc.(b)	314,754	82,400	UnitedHealth Group, Inc.	3,689,872
3,400	Bausch & Lomb, Inc.(c)	166,736	6,500	Waters Corporation(b)	288,600
40,000	Baxter International, Inc.	1,470,400	6,300	Watson Pharmaceuticals, Inc.(b)	146,664
15,100	Becton, Dickinson and Company	923,063	39,000	WellPoint, Inc.(b)	2,838,030
21,100	Biogen Idec, Inc.(b)	977,563	82,400	Wyeth	3,659,384
15,050	Biomet, Inc.	470,914	15,150	Zimmer Holdings, Inc.(b)	859,308

74,349	Boston Scientific Corporation(b)	1,252,037		Total Health Care	86,324,532

120,400	Bristol-Myers Squibb Company	3,113,544
6,400	C.R. Bard, Inc.	468,864	Industrials (11.5%)
25,575	Cardinal Health, Inc.	1,645,240	46,100	3M Company	3,723,497
27,000	Caremark Rx, Inc.	1,346,490	14,900	Allied Waste Industries, Inc.(b)	169,264
7,300	CIGNA Corporation	719,123	10,400	American Power
9,800	Coventry Health Care, Inc.(b)	538,412		Conversion Corporation	202,696
69,200	Eli Lilly and Company	3,824,684	10,900	American Standard
9,000	Express Scripts, Inc.(b)	645,660		Companies, Inc.	471,643
7,700	Fisher Scientific		6,900	Avery Dennison Corporation	400,614
	International, Inc.(b)	562,485	48,960	Boeing Company	4,010,314
19,900	Forest Laboratories, Inc.(b)	769,931	22,292	Burlington Northern
15,900	Genzyme Corporation(b)	970,695		Santa Fe Corporation	1,766,641
27,800	Gilead Sciences, Inc.(b)	1,644,648	41,000	Caterpillar, Inc.	3,053,680
24,900	HCA, Inc.	1,074,435	61,160	Cendant Corporation	996,296
14,800	Health Management		8,500	Cintas Corporation	337,960
	Associates, Inc.(c)	291,708	5,700	Cooper Industries, Ltd.(b)	529,644
9,480	Hospira, Inc.(b)	407,071	13,500	CSX Corporation	950,940
10,000	Humana, Inc.(b)	537,000	2,900	Cummins, Inc.	354,525
12,300	IMS Health, Inc.	330,255	14,500	Danaher Corporation	932,640
181,240	Johnson & Johnson	10,859,901	14,300	Deere & Company	1,193,907
14,800	King Pharmaceuticals, Inc.(b)	251,600	12,500	Dover Corporation	617,875
7,700	Laboratory Corporation of		9,200	Eaton Corporation	693,680
	America Holdings(b)	479,171	25,100	Emerson Electric Company	2,103,631
4,900	Manor Care, Inc.(c)	229,908	7,900	Equifax, Inc.	271,286
18,542	McKesson Corporation	876,666	18,660	FedEx Corporation	2,180,608
18,443	Medco Health Solutions, Inc.(b)	1,056,415	5,400	Fluor Corporation(c)	501,822
15,200	MedImmune, Inc.(b)	411,920	24,700	General Dynamics Corporation	1,616,862
73,900	Medtronic, Inc.	3,467,388	636,700	General Electric Company	20,985,632
133,600	Merck & Company, Inc.	4,867,048	7,600	Goodrich Corporation	306,204
3,300	Millipore Corporation(b)	207,867	50,675	Honeywell International, Inc.	2,042,202
12,900	Mylan Laboratories, Inc.	258,000	25,300	Illinois Tool Works, Inc.	1,201,750
8,500	Patterson Companies, Inc.(b,c)	296,905	20,100	Ingersoll-Rand Company	859,878
7,800	PerkinElmer, Inc.	163,020	11,400	ITT Corporation	564,300
448,653	Pfizer, Inc.	10,529,886	7,400	L-3 Communications
9,900	Quest Diagnostics, Inc.	593,208		Holdings, Inc.	558,108
90,600	Schering-Plough Corporation	1,724,118	21,600	Lockheed Martin Corporation	1,549,584

The accompanying Notes to Financial Statements are an integral part of this schedule.

146

Large Cap Index Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (98.3%)	Value	Shares	Common Stock (98.3%)	Value

Industrials — continued			11,100	Citrix Systems, Inc.(b)	$445,554
24,400	Masco Corporation	$723,216	11,600	Computer Sciences Corporation(b)	561,904
7,800	Monster Worldwide, Inc.(b)	332,748	23,200	Compuware Corporation(b)	155,440
3,800	Navistar International		12,300	Comverse Technology, Inc.(b)	243,171
	Corporation(b)	93,518	8,600	Convergys Corporation(b)	167,700
25,300	Norfolk Southern Corporation	1,346,466	95,300	Corning, Inc.(b)	2,305,307
21,098	Northrop Grumman Corporation	1,351,538	139,100	Dell, Inc.(b)	3,395,431
10,150	PACCAR, Inc.	836,157	70,800	eBay, Inc.(b)	2,073,732
7,700	Pall Corporation	215,600	18,700	Electronic Arts, Inc.(b)	804,848
7,450	Parker-Hannifin Corporation	578,120	31,700	Electronic Data
13,600	Pitney Bowes, Inc.	561,680		Systems Corporation	762,702
13,300	R.R. Donnelley & Sons Company	424,935	144,786	EMC Corporation(b)	1,588,302
27,300	Raytheon Company	1,216,761	46,880	First Data Corporation	2,111,475
10,500	Robert Half International, Inc.	441,000	10,800	Fiserv, Inc.(b)	489,888
10,800	Rockwell Automation, Inc.	777,708	24,769	Freescale Semiconductor, Inc.(b)	728,209
10,500	Rockwell Collins, Inc.	586,635	16,200	Gateway, Inc.(b,c)	30,780
3,800	Ryder System, Inc.	222,034	12,600	Google, Inc.(b)	5,283,558
43,200	Southwest Airlines Company	707,184	170,786	Hewlett-Packard Company	5,410,500
8,000	Textron, Inc.	737,440	356,200	Intel Corporation	6,749,990
124,707	Tyco International, Ltd.	3,429,442	94,900	International Business
16,400	Union Pacific Corporation	1,524,544		Machines Corporation	7,290,218
66,400	United Parcel Service, Inc.	5,466,712	10,400	Intuit, Inc.(b)	628,056
61,900	United Technologies Corporation	3,925,698	10,900	Jabil Circuit, Inc.	279,040
4,700	W.W. Grainger, Inc.	353,581	103,100	JDS Uniphase Corporation(b)	260,843
33,299	Waste Management, Inc.	1,194,768	34,600	Juniper Networks, Inc.(b)	553,254

	Total Industrials	82,195,168	12,200	KLA-Tencor Corporation	507,154

			6,400	Lexmark International, Inc.(b)	357,312
Information Technology (14.6%)			18,600	Linear Technology Corporation	622,914
7,185	ADC Telecommunications, Inc.(b,c)	121,139	24,200	LSI Logic Corporation(b)	216,590
36,600	Adobe Systems, Inc.(b)	1,111,176	274,322	Lucent Technologies, Inc.(b,c)	663,859
29,600	Advanced Micro Devices, Inc.(b)	722,832	19,600	Maxim Integrated Products, Inc.	629,356
7,200	Affiliated Computer		44,400	Micron Technology, Inc.(b)	668,664
	Services, Inc.(b,c)	371,592	537,200	Microsoft Corporation	12,516,760
26,015	Agilent Technologies, Inc.(b)	821,033	8,700	Molex, Inc.	292,059
22,000	Altera Corporation(b)	386,100	151,190	Motorola, Inc.	3,046,478
22,200	Analog Devices, Inc.	713,508	20,600	National Semiconductor
9,975	Andrew Corporation(b)	88,378		Corporation	491,310
52,100	Apple Computer, Inc.(b)	2,975,952	11,100	NCR Corporation(b)	406,704
95,700	Applied Materials, Inc.	1,557,996	22,900	Network Appliance, Inc.(b)	808,370
14,100	Autodesk, Inc.(b)	485,886	20,800	Novell, Inc.(b)	137,904
35,200	Automatic Data Processing, Inc.	1,596,320	7,800	Novellus Systems, Inc.(b)	192,660
25,076	Avaya, Inc.(b)	286,368	21,500	NVIDIA Corporation(b)	457,735
13,100	BMC Software, Inc.(b)	313,090	238,437	Oracle Corporation(b)	3,454,952
28,000	Broadcom Corporation(b)	841,400	6,940	Parametric Technology
27,912	CA, Inc.	573,592		Corporation(b)	88,207
35,900	CIENA Corporation(b,c)	172,679	20,400	Paychex, Inc.	795,192
373,800	Cisco Systems, Inc.(b)	7,300,314	12,700	PMC-Sierra, Inc.(b,c)	119,380

The accompanying Notes to Financial Statements are an integral part of this schedule.

147

Large Cap Index Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (98.3%)	Value	Shares	Common Stock (98.3%)	Value

Information Technology — continued			10,200	PPG Industries, Inc.	$673,200
9,900	QLogic Corporation(b)	$170,676	19,800	Praxair, Inc.	1,069,200
102,600	QUALCOMM, Inc.	4,111,182	8,913	Rohm and Haas Company	446,720
8,149	Sabre Holdings Corporation(c)	179,278	5,176	Sealed Air Corporation(c)	269,566
12,000	SanDisk Corporation(b)	611,760	4,100	Sigma-Aldrich Corporation(c)	297,824
32,600	Sanmina-SCI Corporation(b)	149,960	6,800	Temple-Inland, Inc.	291,516
55,900	Solectron Corporation(b)	191,178	7,600	United States Steel Corporation	532,912
214,100	Sun Microsystems, Inc.(b)	888,515	6,200	Vulcan Materials Company	483,600
63,324	Symantec Corporation(b,c)	984,055	15,100	Weyerhaeuser Company	939,975

15,469	Symbol Technologies, Inc.(c)	166,911		Total Materials	21,554,678

5,300	Tektronix, Inc.	155,926
27,400	Tellabs, Inc.(b)	364,694	Telecommunications Services (3.3%)
12,300	Teradyne, Inc.(b)	171,339	23,800	ALLTEL Corporation	1,519,154
95,400	Texas Instruments, Inc.	2,889,666	237,989	AT&T, Inc.	6,637,513
21,100	Unisys Corporation(b,c)	132,508	110,700	BellSouth Corporation	4,007,340
15,000	VeriSign, Inc.(b)	347,550	7,200	CenturyTel, Inc.	267,480
56,200	Xerox Corporation(b)	781,742	19,900	Citizens Communications
21,100	Xilinx, Inc.	477,915		Company	259,695
76,700	Yahoo!, Inc.(b)	2,531,100	9,201	Embarq Corporation(b)	377,149

	Total Information		95,772	Qwest Communications
	Technology	104,538,772		International, Inc.(b,c)	774,795

			182,420	Sprint Nextel Corporation	3,646,576
Materials (3.0%)			178,596	Verizon Communications, Inc.	5,981,180

13,800	Air Products and Chemicals, Inc. 882,096			Total Telecommunications
53,264	Alcoa, Inc.	1,723,623		Services	23,470,882

5,369	Allegheny Technologies, Inc.(c)	371,750
4,400	Ashland, Inc.(c)	293,480	Utilities (3.3%)
6,500	Ball Corporation	240,760	40,300	AES Corporation(b)	743,535
6,600	Bemis Company, Inc.	202,092	10,100	Allegheny Energy, Inc.(b)	374,407
58,793	Dow Chemical Company	2,294,691	12,600	Ameren Corporation(c)	636,300
56,411	E.I. du Pont de Nemours		24,160	American Electric Power
	and Company	2,346,698		Company, Inc.	827,480
5,100	Eastman Chemical Company	275,400	19,073	CenterPoint Energy, Inc.(c)	238,412
11,200	Ecolab, Inc.(c)	454,496	13,600	CMS Energy Corporation(b)	175,984
11,500	Freeport-McMoRan Copper &		15,100	Consolidated Edison, Inc.(c)	671,044
	Gold, Inc.(c)	637,215	11,000	Constellation Energy Group, Inc.	599,720
7,100	Hercules, Inc.(b)	108,346	21,247	Dominion Resources, Inc.	1,589,063
5,000	International Flavors &		10,900	DTE Energy Company	444,066
	Fragrances, Inc.	176,200	75,608	Duke Energy Corporation	2,220,607
30,171	International Paper Company	974,523	22,700	Dynegy, Inc.(b)	124,169
6,600	Louisiana-Pacific Corporation	144,540	19,900	Edison International, Inc.	776,100
11,281	MeadWestvaco Corporation(c)	315,078	12,800	Entergy Corporation	905,600
16,489	Monsanto Company	1,388,209	40,924	Exelon Corporation	2,325,711
27,448	Newmont Mining Corporation	1,452,823	20,200	FirstEnergy Corporation	1,095,042
19,000	Nucor Corporation	1,030,750	24,800	FPL Group, Inc.	1,026,224
8,700	Pactiv Corporation(b)	215,325	10,800	KeySpan Corporation	436,320
12,440	Phelps Dodge Corporation	1,022,070

The accompanying Notes to Financial Statements are an integral part of this schedule.

148

Large Cap Index Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (98.3%)	Value	Shares	Common Stock (98.3%)		Value

Utilities — continued			15,875	Sempra Energy		$721,995
2,800	Nicor, Inc.(c)	$116,200	45,500	Southern Company(c)		1,458,275
16,709	NiSource, Inc.	364,925	12,800	TECO Energy, Inc.		191,232
2,400	Peoples Energy Corporation(c)	86,184	28,234	TXU Corporation		1,688,111
21,300	PG&E Corporation	836,664	24,905	Xcel Energy, Inc.(c)		477,678

6,100	Pinnacle West Capital Corporation	243,451	Total Utilities			23,833,909

23,400	PPL Corporation	755,820

15,520	Progress Energy, Inc.(c)	665,342	Total Common Stock
15,400	Public Service Enterprise		(cost $578,347,699)			704,017,969

	Group, Inc.	1,018,248

			Interest		Maturity
Shares	Collateral Held for Securities Loaned (4.0%)		Rate(e)		Date	Value

28,771,136	Thrivent Financial Securities Lending Trust		5.230%		N/A	$28,771,136

	Total Collateral Held for Securities Loaned
	(cost $28,771,136)					28,771,136

Shares or
Principal			Interest		Maturity
Amount	Short-Term Investments (1.7%)		Rate(e)		Date	Value

$5,000,000	Corporate Asset Finance Company, LLC(d)		5.270%		7/3/2006	$4,998,536
1,000,000	Federal National Mortgage Association(d)		4.755		8/16/2006	994,048
6,133,245	Thrivent Money Market Portfolio(d)		4.950		N/A	6,133,245

	Total Short-Term Investments (at amortized cost)					12,125,829

	Total Investments (cost $619,244,664) 104.0%					$744,914,934

	Other Assets and Liabilities, Net (4.0%)					(28,892,171)

	Total Net Assets 100.0%					$716,022,763

(a) The categories of investments are shown as a percentage of total net assets.

(b) Non-income producing security.

(c) All or a portion of the security is on loan as discussed in item 2(L) of the Notes to Financial Statements.

(d) At June 30, 2006, $994,048 of Short-Term Investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, 7,000 shares of Big Lots, Inc. common stock valued at $119,560 and $11,131,781 of Short-Term Investments were earmarked as collateral to cover open financial futures contracts as follows:

					Notional
	Number of	Expiration			Principal	Unrealized
Type	Contracts	Date	Position	Value	Amount	Gain

S&P 500 Futures	38	September 2006	Long	$12,154,300	$11,915,090	$239,210

(e) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase. (f) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$211,239,597
Gross unrealized depreciation	(85,569,327)

Net unrealized appreciation (depreciation)	$125,670,270
Cost for federal income tax purposes	$619,244,664

The accompanying Notes to Financial Statements are an integral part of this schedule.

149

Real Estate Securities Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (96.7%)	Value	Shares	Common Stock (96.7%)	Value

Consumer Discretionary (5.0%)			275,000	Equity Residential REIT	$12,300,750
175,000	Hilton Hotels Corporation	$4,949,000	41,100	Essex Property Trust, Inc.(b)	4,589,226
166,300	Starwood Hotels & Resorts		46,500	Extra Space Storage, Inc.(b)	755,160
	Worldwide, Inc.	10,034,542	65,800	Federal Realty Investment Trust	4,606,000

	Total Consumer		40,000	FelCor Lodging Trust, Inc.	869,600
	Discretionary	14,983,542	45,000	Forest City Enterprises	2,245,950

			240,000	General Growth Properties, Inc.	10,814,400
Financials (91.7%)			20,000	Health Care Property
49,300	Alexandria Real Estate			Investors, Inc.(b)	534,800
	Equities, Inc.(b)	4,371,924	26,500	Highwoods Properties, Inc.	958,770
100,000	AMB Property Corporation	5,055,000	11,500	Home Properties, Inc.	638,365
50,000	Apartment Investment &		484,256	Host Marriott Corporation	10,590,679
	Management Company	2,172,500	21,000	Innkeepers USA Trust	362,880
213,800	Archstone-Smith Trust	10,876,006	37,500	iStar Financial, Inc.	1,415,625
105,000	Avalonbay Communities, Inc.(b)	11,615,100	30,000	Kilroy Realty Corporation	2,167,500
56,500	BioMed Realty Trust, Inc.	1,691,610	175,000	Kimco Realty Corporation	6,385,750
135,800	Boston Properties, Inc.(b)	12,276,320	40,000	LaSalle Hotel Properties	1,852,000
80,000	Brandywine Realty Trust(b)	2,573,600	52,800	Liberty Property Trust(b)	2,333,760
40,000	BRE Properties, Inc.(b)	2,200,000	97,500	Macerich Company	6,844,500
172,000	Brookfield Properties		47,500	Mack-Cali Realty Corporation	2,181,200
	Corporation	5,533,240	50,000	Maguire Properties, Inc.(b)	1,758,500
70,400	Camden Property Trust	5,177,920	22,100	Medical Properties Trust, Inc.(b)	243,984
54,000	CarrAmerica Realty Corporation	2,405,700	15,000	Mid-America Apartment
40,000	CBL & Associates Properties, Inc.	1,557,200		Communities, Inc.	836,250
25,000	Cedar Shopping Centers, Inc.(b)	368,000	40,000	Nationwide Health
20,000	Colonial Properties Trust	988,000		Properties, Inc.(b)	900,400
73,600	Corporate Office Properties Trust(b)	3,097,088	50,100	Pan Pacific Retail Properties, Inc.	3,475,437
28,000	Cousins Properties, Inc.(b)	866,040	42,500	Post Properties, Inc.	1,926,950
20,000	Deerfield Triarc Capital		300,300	ProLogis Trust	15,651,636
	Corporation	259,600	15,000	PS Business Parks, Inc.	885,000
130,000	Developers Diversified Realty		99,100	Public Storage, Inc.(b)	7,521,690
	Corporation	6,783,400	115,600	Reckson Associates Realty
25,000	DiamondRock Hospitality			Corporation(b)	4,783,528
	Company	370,250	105,000	Regency Centers Corporation	6,525,750
20,000	Digital Realty Trust, Inc.	493,800	15,000	Senior Housing Property Trust(b)	268,650
77,800	Duke Realty Corporation	2,734,670	38,000	Shurgard Storage Centers, Inc.	2,375,000
25,900	EastGroup Properties, Inc.(b)	1,209,012	252,300	Simon Property Group, Inc.	20,925,762
18,200	Entertainment Properties Trust(b)	783,510	87,500	SL Green Realty Corporation(b)	9,578,625
46,900	Equity Inns, Inc.(b)	776,664	65,000	Strategic Hotel Capital, Inc.	1,348,100
28,800	Equity Lifestyle Properties, Inc.(b)	1,262,304	47,000	Sunstone Hotel Investors, Inc.	1,365,820
185,000	Equity Office Properties Trust(b)	6,754,350	33,500	Tanger Factory Outlet
10,000	Equity One, Inc.(b)	209,000		Centers, Inc.(b)	1,084,395

The accompanying Notes to Financial Statements are an integral part of this schedule.

150

Real Estate Securities Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (96.7%)	Value	Shares	Common Stock (96.7%)		Value

Financials — continued			110,000	Ventas, Inc.		$3,726,800
56,500	Taubman Centers, Inc.	$2,310,850	135,500	Vornado Realty Trust		13,218,025
157,300	Trizec Properties, Inc.(b)	4,505,072	15,000	Weingarten Realty Investors(b)		574,200

161,800	United Dominion Realty		Total Financials			278,204,341

	Trust, Inc.(b)	4,532,018

51,600	U-Store-It Trust	973,176	Total Common Stock
			(cost $217,956,979)			293,187,883

			Interest		Maturity
Shares	Collateral Held for Securities Loaned (23.2%)		Rate(c)		Date	Value

70,411,331	Thrivent Financial Securities Lending Trust		5.230%		N/A	$70,411,331

		Total Collateral Held for Securities Loaned
		(cost $70,411,331)				70,411,331

			Interest		Maturity
Shares	Short-Term Investments (2.6%)		Rate(c)		Date	Value

7,875,398	Thrivent Money Market Portfolio		4.950%		N/A	$7,875,398

		Total Short-Term Investments (at amortized cost)				7,875,398

		Total Investments (cost $296,243,708) 122.5%				$371,474,612

		Other Assets and Liabilities, Net (22.5%)				(68,212,041)

		Total Net Assets 100.0%				$303,262,571

(a) The categories of investments are shown as a percentage of total net assets.

(b) All or a portion of the security is on loan as discussed in item 2(L) of the Notes to Financial Statements.

(c) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(d) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$75,343,965
Gross unrealized depreciation	(113,061)

Net unrealized appreciation (depreciation)	$75,230,904
Cost for federal income tax purposes	$296,243,708

The accompanying Notes to Financial Statements are an integral part of this schedule.

151

Balanced Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (63.7%)	Value	Shares	Common Stock (63.7%)	Value

Consumer Discretionary (6.5%)			14,100	Interpublic Group of
10,000	Amazon.com, Inc.(b,c)	$386,800		Companies, Inc.(c,d)	$117,735
4,500	Apollo Group, Inc.(c)	232,515	7,700	J.C. Penney Company, Inc.
4,900	AutoNation, Inc.(c)	105,056		(Holding Company)	519,827
1,900	AutoZone, Inc.(c)	167,580	6,200	Johnson Controls, Inc.	509,764
9,100	Bed Bath & Beyond, Inc.(c)	301,847	3,800	Jones Apparel Group, Inc.	120,802
13,275	Best Buy Company, Inc.	728,001	2,400	KB Home	110,040
3,800	Big Lots, Inc.(c)	64,904	11,100	Kohl’s Corporation(b,c)	656,232
2,500	Black & Decker Corporation	211,150	6,000	Leggett & Platt, Inc.	149,880
3,200	Brunswick Corporation	106,400	4,500	Lennar Corporation	199,665
14,400	Carnival Corporation	601,056	11,162	Limited Brands, Inc.	285,636
24,962	CBS Corporation	675,222	3,500	Liz Claiborne, Inc.	129,710
3,900	Centex Corporation	196,170	25,000	Lowe’s Companies, Inc.	1,516,750
5,000	Circuit City Stores, Inc.(d)	136,100	10,600	Marriott International, Inc.	404,072
16,500	Clear Channel		12,525	Mattel, Inc.	206,788
	Communications, Inc.	510,675	40,100	McDonald’s Corporation(b)	1,347,360
12,600	Coach, Inc.(b,c)	376,740	11,600	McGraw-Hill Companies, Inc.	582,668
68,577	Comcast Corporation(c)	2,245,211	1,400	Meredith Corporation	69,356
2,100	Cooper Tire & Rubber Company(d)	23,394	4,800	New York Times Company(d)	117,792
8,700	D.R. Horton, Inc.(b)	207,234	9,126	Newell Rubbermaid, Inc.	235,725
4,200	Darden Restaurants, Inc.	165,480	76,700	News Corporation	1,471,106
2,100	Dillard’s, Inc.(d)	66,885	6,100	NIKE, Inc.	494,100
10,322	Dollar General Corporation	144,302	7,000	Nordstrom, Inc.	255,500
2,100	Dow Jones & Company, Inc.(d)	73,521	9,300	Office Depot, Inc.(c)	353,400
2,900	E.W. Scripps Company(d)	125,106	2,300	OfficeMax, Inc.	93,725
9,200	Eastman Kodak Company(d)	218,776	5,500	Omnicom Group, Inc.	489,995
5,200	Family Dollar Stores, Inc.	127,036	6,800	Pulte Homes, Inc.	195,772
17,800	Federated Department Stores, Inc.	651,480	4,500	RadioShack Corporation(d)	63,000
60,400	Ford Motor Company(d)	418,572	3,080	Sears Holdings Corporation(c)	476,907
4,800	Fortune Brands, Inc.	340,848	3,700	Sherwin-Williams Company	175,676
7,800	Gannett Company, Inc.	436,254	2,000	Snap-On, Inc.	80,840
17,900	Gap, Inc.	311,460	2,300	Stanley Works	108,606
18,300	General Motors Corporation(d)	545,157	23,800	Staples, Inc.	578,816
5,700	Genuine Parts Company	237,462	24,800	Starbucks Corporation(c)	936,448
5,800	Goodyear Tire &		7,000	Starwood Hotels & Resorts
	Rubber Company(c,d)	64,380		Worldwide, Inc.	422,380
10,600	H&R Block, Inc.(d)	252,916	28,000	Target Corporation	1,368,360
8,900	Harley-Davidson, Inc.	488,521	4,500	Tiffany & Company	148,590
2,200	Harman International		139,150	Time Warner, Inc.	2,407,295
	Industries, Inc.	187,814	14,800	TJX Companies, Inc.	338,328
6,000	Harrah’s Entertainment, Inc.	427,080	7,100	Tribune Company(d)	230,253
5,700	Hasbro, Inc.(b)	103,227	7,300	Univision Communications, Inc.(c)	244,550
10,800	Hilton Hotels Corporation	305,424	3,000	VF Corporation	203,760
67,100	Home Depot, Inc.	2,401,509	23,362	Viacom, Inc.(c)	837,294
11,000	International Game Technology	417,340	71,987	Walt Disney Company(b)	2,159,610

The accompanying Notes to Financial Statements are an integral part of this schedule.

152

Balanced Portfolio
Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (63.7%)	Value	Shares	Common Stock (63.7%)	Value

Consumer Discretionary — continued			81,700	Wal-Mart Stores, Inc.(b)	$3,935,489
3,800	Wendy’s International, Inc.	$221,502	4,500	Whole Foods Market, Inc.	290,880
2,459	Whirlpool Corporation(d)	203,220	7,125	William Wrigley Jr. Company	323,190

8,860	Yum! Brands, Inc.	445,392		Total Consumer Staples	36,118,416

	Total Consumer
	Discretionary	38,070,832	Energy (6.4%)

			14,536	Anadarko Petroleum Corporation	693,222
Consumer Staples (6.2%)			10,468	Apache Corporation	714,441
2,500	Alberto-Culver Company	121,800	10,820	Baker Hughes, Inc.	885,617
67,800	Altria Group, Inc.(b)	4,978,554	10,100	BJ Services Company	376,326
25,100	Anheuser-Busch		13,300	Chesapeake Energy Corporation(d)	402,325
	Companies, Inc.(b)	1,144,309	70,974	Chevron Corporation(b)	4,404,646
21,141	Archer-Daniels-Midland Company	872,700	52,682	ConocoPhillips	3,452,251
14,600	Avon Products, Inc.(b)	452,600	5,900	CONSOL Energy, Inc.	275,648
2,800	Brown-Forman Corporation	200,732	13,900	Devon Energy Corporation(b)	839,699
6,100	Campbell Soup Company	226,371	22,486	El Paso Corporation(d)	337,290
4,900	Clorox Company	298,753	7,800	EOG Resources, Inc.	540,852
66,900	Coca-Cola Company(b)	2,878,038	194,672	Exxon Mobil Corporation(b)	11,943,127
10,000	Coca-Cola Enterprises, Inc.	203,700	16,600	Halliburton Company	1,231,886
16,900	Colgate-Palmolive Company	1,012,310	7,800	Hess Corporation	412,230
17,000	ConAgra Foods, Inc.	375,870	7,160	Kerr-McGee Corporation	496,546
6,500	Constellation Brands, Inc.(c)	162,500	3,300	Kinder Morgan, Inc.	329,637
15,300	Costco Wholesale Corporation	874,089	11,561	Marathon Oil Corporation	963,031
26,900	CVS Corporation	825,830	5,400	Murphy Oil Corporation	301,644
4,500	Dean Foods Company(c)	167,355	9,900	Nabors Industries, Ltd.(c,d)	334,521
4,000	Estee Lauder Companies, Inc.	154,680	5,500	National Oilwell Varco, Inc.(c)	348,260
11,600	General Mills, Inc.	599,256	4,400	Noble Corporation	327,448
10,950	H.J. Heinz Company	451,359	13,700	Occidental Petroleum
5,900	Hershey Company	324,913		Corporation	1,404,935
8,000	Kellogg Company	387,440	3,700	Rowan Companies, Inc.	131,683
14,880	Kimberly-Clark Corporation	918,096	37,600	Schlumberger, Ltd.	2,448,136
23,400	Kroger Company	511,524	4,300	Sunoco, Inc.	297,947
4,400	McCormick & Company, Inc.	147,620	10,336	Transocean, Inc.(c)	830,188
1,900	Molson Coors		19,700	Valero Energy Corporation	1,310,444
	Brewing Company(d)	128,972	11,200	Weatherford International, Ltd.(c)	555,744
4,500	Pepsi Bottling Group, Inc.	144,675	19,000	Williams Companies, Inc.	443,840
54,320	PepsiCo, Inc.	3,261,373	11,700	XTO Energy, Inc.	517,959

107,492	Procter & Gamble Company	5,976,555		Total Energy	37,551,523

2,900	Reynolds American, Inc.(d)	334,370
14,600	Safeway, Inc.	379,600	Financials (13.7%)
24,700	Sara Lee Corporation	395,694	10,500	ACE, Ltd.	531,195
6,670	SUPERVALU, Inc.	204,763	16,100	AFLAC, Inc.(b)	746,235
20,200	SYSCO Corporation	617,312	20,796	Allstate Corporation(b)	1,138,165
8,100	Tyson Foods, Inc.	120,366	3,550	Ambac Financial Group, Inc.	287,905
5,400	UST, Inc.(d)	244,026	40,000	American Express Company	2,128,800
32,800	Walgreen Company	1,470,752

The accompanying Notes to Financial Statements are an integral part of this schedule.

153

Balanced Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (63.7%)	Value	Shares	Common Stock (63.7%)	Value

Financials — continued			4,200	Legg Mason, Inc.	$417,984
84,602	American International		17,100	Lehman Brothers Holdings, Inc.	1,114,065
	Group, Inc.(b)	$4,995,748	9,211	Lincoln National Corporation	519,877
7,840	Ameriprise Financial, Inc.	350,213	12,900	Loews Corporation	457,305
11,300	AmSouth Bancorporation	298,885	2,700	M&T Bank Corporation	318,384
10,150	Aon Corporation(b)	353,423	17,700	Marsh & McLennan
3,200	Apartment Investment &			Companies, Inc.	475,953
	Management Company	139,040	7,400	Marshall & Ilsley Corporation	338,476
7,000	Archstone-Smith Trust	356,090	4,500	MBIA, Inc.	263,475
148,607	Bank of America Corporation(b)	7,147,997	13,600	Mellon Financial Corporation	468,248
25,000	Bank of New York Company, Inc.	805,000	29,800	Merrill Lynch & Company, Inc.	2,072,888
17,800	BB&T Corporation	740,302	24,500	MetLife, Inc.	1,254,645
3,878	Bear Stearns Companies, Inc.	543,230	2,900	MGIC Investment Corporation	188,500
3,000	Boston Properties, Inc.	271,200	7,900	Moody’s Corporation	430,234
9,800	Capital One Financial Corporation	837,410	34,490	Morgan Stanley	2,180,113
32,925	Charles Schwab Corporation	526,142	17,700	National City Corporation	640,563
13,400	Chubb Corporation(b)	668,660	15,050	North Fork Bancorporation, Inc.	454,058
5,751	Cincinnati Financial Corporation	270,355	6,100	Northern Trust Corporation(b)	337,330
6,400	CIT Group, Inc.(b)	334,656	6,100	Plum Creek Timber Company, Inc.	216,550
161,889	Citigroup, Inc.	7,809,525	9,600	PNC Financial Services Group, Inc.	673,632
5,400	Comerica, Inc.	280,746	8,900	Principal Financial Group, Inc.(d)	495,285
5,900	Commerce Bancorp, Inc.(d)	210,453	25,000	Progressive Corporation	642,750
4,300	Compass Bancshares, Inc.	239,080	8,000	ProLogis Trust	416,960
19,298	Countrywide Financial Corporation	734,868	16,000	Prudential Financial, Inc.	1,243,200
13,700	E*TRADE Financial Corporation(c)	312,634	2,800	Public Storage, Inc.(d)	212,520
12,000	Equity Office Properties Trust	438,120	14,887	Regions Financial Corporation	493,057
9,500	Equity Residential REIT	424,935	3,900	SAFECO Corporation	219,765
22,500	Federal Home Loan		6,100	Simon Property Group, Inc.	505,934
	Mortgage Corporation	1,282,725	13,400	SLM Corporation	709,128
31,100	Federal National		12,280	Sovereign Bancorp, Inc.	249,407
	Mortgage Association	1,495,910	22,525	St. Paul Travelers Companies, Inc.	1,004,164
2,800	Federated Investors, Inc.	88,200	10,700	State Street Corporation	621,563
17,916	Fifth Third Bancorp(d)	661,996	11,900	SunTrust Banks, Inc.	907,494
4,200	First Horizon		10,450	Synovus Financial Corporation	279,851
	National Corporation(d)	168,840	8,800	T. Rowe Price Group, Inc.	332,728
5,000	Franklin Resources, Inc.	434,050	3,300	Torchmark Corporation	200,376
11,800	Genworth Financial, Inc.	411,112	58,021	U.S. Bancorp(b)	1,791,688
8,300	Golden West		9,758	UnumProvident Corporation(d)	176,913
	Financial Corporation	615,860	4,000	Vornado Realty Trust	390,200
13,900	Goldman Sachs Group, Inc.	2,090,977	52,215	Wachovia Corporation	2,823,787
9,700	Hartford Financial Services		31,181	Washington Mutual, Inc.	1,421,230
	Group, Inc.	820,620	54,560	Wells Fargo & Company	3,659,885
8,016	Huntington Bancshares, Inc.	189,017	5,800	XL Capital, Ltd.	355,540
112,498	J.P. Morgan Chase & Company	4,724,916	3,500	Zions Bancorporation	272,790

6,900	Janus Capital Group, Inc.	123,510		Total Financials	80,007,214

13,300	KeyCorp	474,544
7,000	Kimco Realty Corporation	255,430
The accompanying Notes to Financial Statements are an integral part of this schedule.

154

Balanced Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (63.7%)	Value	Shares	Common Stock (63.7%)	Value

Health Care (7.8%)			4,200	PerkinElmer, Inc.	$87,780
49,400	Abbott Laboratories(b)	$2,154,334	237,951	Pfizer, Inc.	5,584,710
18,356	Aetna, Inc.	732,955	5,300	Quest Diagnostics, Inc.(d)	317,576
4,900	Allergan, Inc.	525,574	48,700	Schering-Plough Corporation	926,761
6,800	AmerisourceBergen Corporation	285,056	11,580	St. Jude Medical, Inc.(c)	375,424
38,152	Amgen, Inc.(c)	2,488,655	9,400	Stryker Corporation	395,834
6,100	Applera Corporation		15,250	Tenet Healthcare Corporation(c)	106,445
	(Applied Biosystems Group)	197,335	5,300	Thermo Electron Corporation(c)	192,072
3,400	Barr Pharmaceuticals, Inc.(c)	162,146	43,900	UnitedHealth Group, Inc.	1,965,842
1,700	Bausch & Lomb, Inc.(d)	83,368	3,400	Waters Corporation(c)	150,960
21,200	Baxter International, Inc.	779,312	3,300	Watson Pharmaceuticals, Inc.(c)	76,824
8,000	Becton, Dickinson and Company	489,040	20,700	WellPoint, Inc.(c)	1,506,339
11,030	Biogen Idec, Inc.(c)	511,020	43,700	Wyeth	1,940,717
7,950	Biomet, Inc.	248,756	8,090	Zimmer Holdings, Inc.(c)	458,865

40,850	Boston Scientific Corporation(c)	687,914		Total Health Care	45,843,578

63,800	Bristol-Myers Squibb Company	1,649,868
3,300	C.R. Bard, Inc.	241,758	Industrials (7.5%)
13,575	Cardinal Health, Inc.(b)	873,280	24,500	3M Company	1,978,865
14,200	Caremark Rx, Inc.	708,154	7,900	Allied Waste Industries, Inc.(c)	89,744
4,000	CIGNA Corporation	394,040	5,700	American Power
5,250	Coventry Health Care, Inc.(c)	288,435		Conversion Corporation	111,093
36,900	Eli Lilly and Company	2,039,463	5,800	American Standard
4,900	Express Scripts, Inc.(b,c)	351,526		Companies, Inc.	250,966
4,000	Fisher Scientific		3,700	Avery Dennison Corporation	214,822
	International, Inc.(b,c)	292,200	26,228	Boeing Company(b)	2,148,335
10,500	Forest Laboratories, Inc.(c)	406,245	11,692	Burlington Northern
8,500	Genzyme Corporation(c)	518,925		Santa Fe Corporation	926,591
14,600	Gilead Sciences, Inc.(c)	863,736	21,700	Caterpillar, Inc.	1,616,216
13,350	HCA, Inc.	576,052	32,560	Cendant Corporation	530,402
7,900	Health Management		4,600	Cintas Corporation	182,896
	Associates, Inc.	155,709	3,100	Cooper Industries, Ltd.(c)	288,052
5,030	Hospira, Inc.(c)	215,988	7,100	CSX Corporation	500,124
5,300	Humana, Inc.(c)	284,610	1,500	Cummins, Inc.	183,375
6,600	IMS Health, Inc.	177,210	7,600	Danaher Corporation	488,832
96,706	Johnson & Johnson	5,794,624	7,600	Deere & Company	634,524
7,733	King Pharmaceuticals, Inc.(c)	131,461	6,700	Dover Corporation	331,181
4,100	Laboratory Corporation of		4,800	Eaton Corporation	361,920
	America Holdings(c)	255,143	13,300	Emerson Electric Company	1,114,673
2,700	Manor Care, Inc.	126,684	4,300	Equifax, Inc.(b)	147,662
9,680	McKesson Corporation	457,670	9,840	FedEx Corporation	1,149,902
9,755	Medco Health Solutions, Inc.(c)	558,766	2,900	Fluor Corporation	269,497
8,000	MedImmune, Inc.(c,d)	216,800	13,200	General Dynamics Corporation	864,072
39,300	Medtronic, Inc.	1,843,956	336,800	General Electric Company(b)	11,100,928
70,700	Merck & Company, Inc.	2,575,601	4,000	Goodrich Corporation	161,160
1,800	Millipore Corporation(c)	113,382	26,837	Honeywell International, Inc.	1,081,531
7,000	Mylan Laboratories, Inc.	140,000	13,400	Illinois Tool Works, Inc.	636,500
4,600	Patterson Companies, Inc.(c)	160,678	10,700	Ingersoll-Rand Company	457,746

The accompanying Notes to Financial Statements are an integral part of this schedule.

155

Balanced Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (63.7%)	Value	Shares	Common Stock (63.7%)	Value

Industrials — continued			18,800	CIENA Corporation(c,d)	$90,428
6,000	ITT Corporation	$297,000	196,900	Cisco Systems, Inc.(b,c)	3,845,457
4,000	L-3 Communications		5,900	Citrix Systems, Inc.(c)	236,826
	Holdings, Inc.	301,680	6,100	Computer Sciences Corporation(c)	295,484
11,500	Lockheed Martin Corporation	825,010	12,400	Compuware Corporation(c)	83,080
12,800	Masco Corporation	379,392	6,400	Comverse Technology, Inc.(c)	126,528
4,000	Monster Worldwide, Inc.(c)	170,640	4,700	Convergys Corporation(c)	91,650
2,100	Navistar International Corporation(c)	51,681	49,500	Corning, Inc.(c)	1,197,405
13,400	Norfolk Southern Corporation	713,148	73,100	Dell, Inc.(b,c)	1,784,371
11,106	Northrop Grumman Corporation	711,450	37,100	eBay, Inc.(c)	1,086,659
5,500	PACCAR, Inc.	453,090	10,000	Electronic Arts, Inc.(b,c)	430,400
4,200	Pall Corporation	117,600	16,800	Electronic Data
3,900	Parker-Hannifin Corporation	302,640		Systems Corporation	404,208
7,300	Pitney Bowes, Inc.	301,490	77,224	EMC Corporation(c)	847,147
7,100	R.R. Donnelley & Sons Company	226,845	25,062	First Data Corporation	1,128,792
14,400	Raytheon Company	641,808	5,750	Fiserv, Inc.(c)	260,820
5,600	Robert Half International, Inc.	235,200	12,830	Freescale Semiconductor, Inc.(c)	377,202
5,800	Rockwell Automation, Inc.	417,658	8,800	Gateway, Inc.(c,d)	16,720
5,600	Rockwell Collins, Inc.	312,872	6,600	Google, Inc.(c)	2,767,578
2,100	Ryder System, Inc.	122,703	92,161	Hewlett-Packard Company	2,919,660
23,180	Southwest Airlines Company	379,457	191,300	Intel Corporation	3,625,135
4,200	Textron, Inc.	387,156	50,100	International Business
65,963	Tyco International, Ltd.	1,813,982		Machines Corporation	3,848,682
8,600	Union Pacific Corporation	799,456	5,500	Intuit, Inc.(c)	332,145
35,300	United Parcel Service, Inc.	2,906,249	5,700	Jabil Circuit, Inc.	145,920
33,300	United Technologies Corporation	2,111,886	53,600	JDS Uniphase Corporation(c)	135,608
2,600	W.W. Grainger, Inc.	195,598	18,500	Juniper Networks, Inc.(c)	295,815
17,830	Waste Management, Inc.	639,740	6,300	KLA-Tencor Corporation	261,891

	Total Industrials	43,637,040	3,400	Lexmark International, Inc.(c)	189,822

			9,800	Linear Technology Corporation	328,202
Information Technology (9.4%)			13,000	LSI Logic Corporation(c,d)	116,350
3,728	ADC Telecommunications, Inc.(c,d)	62,854	145,575	Lucent Technologies, Inc.(c,d)	352,292
20,100	Adobe Systems, Inc.(b,c)	610,236	10,300	Maxim Integrated Products, Inc.	330,733
15,500	Advanced Micro Devices, Inc.(b,c)	378,510	23,400	Micron Technology, Inc.(c)	352,404
3,900	Affiliated Computer Services, Inc.(c)	201,279	283,400	Microsoft Corporation(b)	6,603,220
13,863	Agilent Technologies, Inc.(c)	437,516	4,750	Molex, Inc.(d)	159,458
11,600	Altera Corporation(c)	203,580	78,921	Motorola, Inc.	1,590,258
11,600	Analog Devices, Inc.	372,824	10,700	National Semiconductor
5,300	Andrew Corporation(c)	46,958		Corporation	255,195
27,100	Apple Computer, Inc.(c)	1,547,952	5,900	NCR Corporation(c)	216,176
49,500	Applied Materials, Inc.	805,860	12,100	Network Appliance, Inc.(c)	427,130
7,500	Autodesk, Inc.(b,c)	258,450	11,200	Novell, Inc.(c)	74,256
18,800	Automatic Data Processing, Inc.	852,580	4,100	Novellus Systems, Inc.(c)	101,270
13,439	Avaya, Inc.(c)	153,473	11,100	NVIDIA Corporation(c)	236,319
7,000	BMC Software, Inc.(b,c)	167,300	131,259	Oracle Corporation(c)	1,901,943
14,550	Broadcom Corporation(c)	437,228
14,875	CA, Inc.	305,681

The accompanying Notes to Financial Statements are an integral part of this schedule.

156

Balanced Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (63.7%)	Value	Shares	Common Stock (63.7%)	Value

Information Technology — continued			14,417	Newmont Mining Corporation	$763,092
3,560	Parametric Technology		9,900	Nucor Corporation	537,075
	Corporation(c)	$45,248	4,600	Pactiv Corporation(c)	113,850
11,050	Paychex, Inc.	430,729	6,440	Phelps Dodge Corporation	529,110
6,600	PMC-Sierra, Inc.(c,d)	62,040	5,500	PPG Industries, Inc.	363,000
5,200	QLogic Corporation(c)	89,648	10,500	Praxair, Inc.	567,000
53,200	QUALCOMM, Inc.	2,131,724	4,811	Rohm and Haas Company	241,127
4,385	Sabre Holdings Corporation(d)	96,470	2,564	Sealed Air Corporation	133,533
6,200	SanDisk Corporation(c)	316,076	2,300	Sigma-Aldrich Corporation(d)	167,072
17,400	Sanmina-SCI Corporation(c)	80,040	3,700	Temple-Inland, Inc.	158,619
29,100	Solectron Corporation(c)	99,522	3,900	United States Steel Corporation	273,468
111,700	Sun Microsystems, Inc.(c)	463,555	3,300	Vulcan Materials Company	257,400
33,372	Symantec Corporation(c)	518,601	7,900	Weyerhaeuser Company	491,775

8,188	Symbol Technologies, Inc.	88,349		Total Materials	11,381,597

2,900	Tektronix, Inc.	85,318
14,500	Tellabs, Inc.(c)	192,995	Telecommunications Services (2.1%)
6,400	Teradyne, Inc.(c)	89,152	12,600	ALLTEL Corporation	804,258
50,100	Texas Instruments, Inc.	1,517,529	127,379	AT&T, Inc.(b)	3,552,600
11,300	Unisys Corporation(c)	70,964	59,400	BellSouth Corporation	2,150,280
8,000	VeriSign, Inc.(c)	185,360	3,850	CenturyTel, Inc.	143,028
29,700	Xerox Corporation(c)	413,127	10,800	Citizens Communications
11,100	Xilinx, Inc.	251,415		Company	140,940
40,300	Yahoo!, Inc.(c)	1,329,900	4,898	Embarq Corporation(c)	200,787

	Total Information		51,618	Qwest Communications
	Technology	55,270,682		International, Inc.(c,d)	417,590

			96,469	Sprint Nextel Corporation	1,928,415
Materials (1.9%)			95,770	Verizon Communications, Inc.	3,207,337

7,300	Air Products and Chemicals, Inc.	466,616		Total Telecommunications
27,964	Alcoa, Inc.	904,915		Services	12,545,235

2,781	Allegheny Technologies, Inc.(b)	192,556
2,400	Ashland, Inc.(b)	160,080	Utilities (2.2%)
3,500	Ball Corporation(b)	129,640	21,400	AES Corporation(c)	394,830
3,400	Bemis Company, Inc.	104,108	5,300	Allegheny Energy, Inc.(c)	196,471
31,077	Dow Chemical Company(b)	1,212,935	6,800	Ameren Corporation	343,400
30,019	E.I. du Pont de Nemours		12,840	American Electric Power
	and Company	1,248,790		Company, Inc.	439,770
2,700	Eastman Chemical Company	145,800	10,224	CenterPoint Energy, Inc.(d)	127,800
6,000	Ecolab, Inc.	243,480	7,300	CMS Energy Corporation(c)	94,462
6,000	Freeport-McMoRan Copper &		8,100	Consolidated Edison, Inc.(d)	359,964
	Gold, Inc.	332,460	5,800	Constellation Energy Group, Inc.	316,216
3,800	Hercules, Inc.(b,c)	57,988	11,315	Dominion Resources, Inc.	846,249
2,700	International Flavors &		5,900	DTE Energy Company	240,366
	Fragrances, Inc.	95,148	40,042	Duke Energy Corporation	1,176,034
15,921	International Paper Company	514,248	11,800	Dynegy, Inc.(c)	64,546
3,400	Louisiana-Pacific Corporation	74,460	10,600	Edison International, Inc.	413,400
5,980	MeadWestvaco Corporation	167,021	6,900	Entergy Corporation(b)	488,175
8,733	Monsanto Company	735,231	21,774	Exelon Corporation(b)	1,237,416

The accompanying Notes to Financial Statements are an integral part of this schedule. 157

Balanced Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Common Stock (63.7%)	Value	Shares	Common Stock (63.7%)		Value

Utilities — continued			8,200	Public Service Enterprise
10,800	FirstEnergy Corporation	$585,468		Group, Inc.		$542,184
13,200	FPL Group, Inc.	546,216	8,487	Sempra Energy		385,989
5,800	KeySpan Corporation	234,320	24,100	Southern Company		772,405
1,600	Nicor, Inc.(d)	66,400	6,900	TECO Energy, Inc.		103,086
8,934	NiSource, Inc.	195,119	15,140	TXU Corporation		905,221
1,400	Peoples Energy Corporation(d)	50,274	13,210	Xcel Energy, Inc.(d)		253,368

11,200	PG&E Corporation	439,936		Total Utilities		12,706,743

3,300	Pinnacle West Capital Corporation	131,703

12,400	PPL Corporation	400,520		Total Common Stock
8,291	Progress Energy, Inc.	355,435		(cost $301,897,771)		373,132,860

Principal				Interest	Maturity
Amount	Long-Term Fixed Income (42.5%)			Rate	Date	Value

Asset-Backed Securities (9.6%)
$2,000,000	Americredit Automobile Receivables Trust(b,e)			5.218%	7/6/2006	$2,000,702
2,000,000	Bear Stearns Asset-Backed Securities, Inc.(e)			5.563	7/25/2006	2,001,868
1,000,000	California Infrastructure PG&E Company			6.480	12/26/2009	1,009,635
2,000,000	Caterpillar Financial Asset Trust			3.900	2/25/2009	1,971,688
36,250	Chase Funding Mortgage Loan Asset-Backed Certificates			2.734	9/25/2024	36,122
2,152,065	Countrywide Asset-Backed Certificates(e)			5.403	7/25/2006	2,151,396
2,000,000	Countrywide Asset-Backed Certificates			5.549	4/25/2036	1,983,808
750,000	Countrywide Home Loans, Inc. Mortgage Pass-Through			6.085	6/25/2021	750,352
2,000,000	Credit-Based Asset Servicing and Securitization, LLC(e)			5.433	7/25/2006	1,999,958
1,000,000	Credit-Based Asset Servicing and Securitization, LLC			5.501	12/25/2036	991,509
2,500,000	DaimlerChrysler Master Owner Trust(e)			5.249	7/15/2006	2,500,258
657,454	Encore Credit Receivables Trust(b,e)			5.443	7/25/2006	657,548
1,369,559	FBR Securitization Trust, LLC(e)			5.443	7/25/2006	1,369,649
1,402,369	First Franklin Mortgage Loan Asset-Backed Certificates(e)			5.423	7/25/2006	1,402,614
1,000,000	First Franklin Mortgage Loan Asset-Backed Certificates(e)			5.433	7/25/2006	999,979
1,876,450	First Horizon ABS Trust(e)			5.483	7/25/2006	1,876,450
2,000,000	Fremont Home Loan Trust(e)			5.483	7/25/2006	2,000,592
2,000,000	GE Dealer Floorplan Master Note Trust(e)			5.307	7/20/2006	2,000,460
2,000,000	GE Equipment Small Ticket, LLC			4.380	7/22/2009	1,970,958
2,500,000	GMAC Mortgage Corporation Loan Trust(e)			5.413	7/25/2006	2,499,948
1,500,000	John Deere Owner Trust			3.980	6/15/2009	1,476,411
106,064	Long Beach Mortgage Loan Trust(e)			5.433	7/25/2006	106,069
400,000	Massachusetts RRB Special Purpose Trust			3.780	9/15/2010	391,546
2,062,185	Master Asset-Backed Securities Trust(e)			5.403	7/25/2006	2,062,738
2,475,359	National Collegiate Student Loan Trust(e)			5.383	7/25/2006	2,475,354
2,000,000	Option One Mortgage Loan Trust(e)			5.483	7/25/2006	2,001,334
1,374,600	Popular ABS Mortgage Pass-Through Trust(e)			5.433	7/25/2006	1,374,508
1,530,408	Popular ABS Mortgage Pass-Through Trust(e)			5.453	7/25/2006	1,530,759
1,829,758	Residential Asset Securities Corporation(e)			5.403	7/25/2006	1,830,166
1,038,765	Residential Asset Securities Corporation(e)			5.433	7/25/2006	1,038,935

The accompanying Notes to Financial Statements are an integral part of this schedule.

158

Balanced Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (42.5%)	Rate	Date	Value

Asset-Backed Securities — continued
$1,397,139	SLM Student Loan Trust(e)	5.110%	7/25/2006	$1,397,058
1,129,705	Specialty Underwriting and Residential Finance Trust(e)	5.443	7/25/2006	1,129,861
273,859	Structured Asset Investment Loan Trust(e)	5.403	7/25/2006	273,871
2,000,000	Textron Financial Floorplan Master Note Trust(e)	5.296	7/13/2006	2,004,162
2,000,000	Thornburg Mortgage Securities Trust(e)	5.431	7/25/2006	2,000,000
817,335	Wachovia Mortgage Loan Trust, LLC(e)	5.433	7/25/2006	817,443
2,000,000	Zuni Mortgage Loan Trust(e)	5.463	7/25/2006	2,000,000

	Total Asset-Backed Securities			56,085,709

Basic Materials (0.2%)
250,000	Alcan, Inc.(d)	5.000	6/1/2015	230,984
300,000	Codelco, Inc.(b)	6.375	11/30/2012	306,363
550,000	Weyerhaeuser Company	6.750	3/15/2012	561,914

	Total Basic Materials			1,099,261

Capital Goods (0.5%)
350,000	Boeing Capital Corporation(d)	6.100	3/1/2011	355,523
225,000	Caterpillar, Inc.	4.500	6/15/2009	218,221
1,050,000	General Electric Company	5.000	2/1/2013	1,005,731
300,000	John Deere Capital Corporation(d)	7.000	3/15/2012	316,723
475,000	Lockheed Martin Corporation(d)	8.200	12/1/2009	510,874
225,000	Northrop Grumman Corporation	7.125	2/15/2011	236,763

	Total Capital Goods			2,643,835

Commercial Mortgage-Backed Securities (2.4%)
500,000	Banc of America Commercial Mortgage, Inc.	5.001	9/10/2010	485,846
1,000,000	Banc of America Commercial Mortgage, Inc.	5.118	7/11/2043	969,211
400,000	Bear Stearns Commercial Mortgage Securities, Inc.	3.869	2/11/2041	380,302
904,953	Commercial Mortgage Pass-Through Certificates(e)	5.299	7/15/2006	905,078
500,000	Credit Suisse First Boston Mortgage Securities Corporation	4.829	11/15/2037	465,418
200,000	General Electric Commercial Mortgage Corporation	4.641	9/10/2013	188,614
1,500,000	GMAC Commercial Mortgage Securities, Inc.	4.547	12/10/2041	1,412,814
1,000,000	Greenwich Capital Commercial Funding Corporation	5.317	6/10/2036	965,682
400,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation	4.654	1/12/2037	377,085
1,000,000	LB-UBS Commercial Mortgage Trust	3.086	5/15/2027	955,804
1,674,602	Nationslink Funding Corporation	6.316	1/20/2031	1,691,271
1,809,655	Wachovia Bank Commercial Mortgage Trust(e)	5.299	7/15/2006	1,809,735
1,722,599	Wachovia Bank Commercial Mortgage Trust(e)	5.399	7/15/2006	1,723,017
2,096,083	Washington Mutual Asset Securities Corporation	3.830	1/25/2035	1,993,954

	Total Commercial Mortgage-Backed Securities			14,323,831

Communications Services (1.2%)
225,000	British Telecom plc	8.375	12/15/2010	247,021
450,000	Cingular Wireless, Inc.	6.500	12/15/2011	461,131
200,000	Comcast Corporation(d)	5.500	3/15/2011	196,423
500,000	Cox Communications, Inc.(b,d)	7.750	11/1/2010	529,491

The accompanying Notes to Financial Statements are an integral part of this schedule.

159

Balanced Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (42.5%)	Rate	Date	Value

Communications Services — continued
$225,000	Deutsche Telekom International Finance BV(d)	8.000%	6/15/2010	$241,553
400,000	Deutsche Telekom International Finance BV(d)	5.250	7/22/2013	375,759
225,000	France Telecom SA	7.750	3/1/2011	241,696
450,000	New Cingular Wireless Services, Inc.(b)	7.875	3/1/2011	484,705
500,000	News America, Inc.(d)	4.750	3/15/2010	481,713
500,000	SBC Communications, Inc.	5.875	2/1/2012	495,424
600,000	Sprint Capital Corporation	7.625	1/30/2011	638,654
450,000	Sprint Capital Corporation(d)	6.900	5/1/2019	462,323
550,000	Telecom Italia Capital SA	5.250	11/15/2013	508,457
425,000	Tele-Communications, Inc. (TCI Group)	7.875	8/1/2013	457,834
1,000,000	Verizon Global Funding Corporation	7.250	12/1/2010	1,047,266

	Total Communications Services			6,869,450

Consumer Cyclical (0.7%)
650,000	AOL Time Warner, Inc.	6.875	5/1/2012	671,756
500,000	DaimlerChrysler North American Holdings Corporation(d)	6.500	11/15/2013	499,728
1,500,000	Ford Credit Floor Plan Master Owner Trust(e)	5.482	7/15/2006	1,500,000
500,000	Johnson Controls, Inc.	7.125	7/15/2017	531,194
475,000	Toyota Motor Credit Corporation	2.875	8/1/2008	450,296
450,000	Wal-Mart Stores, Inc.	7.550	2/15/2030	522,187

	Total Consumer Cyclical			4,175,161

Consumer Non-Cyclical (0.5%)
500,000	Bunge Limited Finance Corporation	4.375	12/15/2008	482,338
425,000	Coca-Cola HBC Finance BV(d)	5.125	9/17/2013	405,050
482,000	General Mills, Inc.	6.000	2/15/2012	484,838
250,000	GlaxoSmithKline Capital, Inc.(d)	5.375	4/15/2034	228,347
500,000	Kraft Foods, Inc.	6.250	6/1/2012	505,834
500,000	Kroger Company(d)	4.950	1/15/2015	453,838
500,000	WellPoint, Inc.	5.000	12/15/2014	465,046

	Total Consumer Non-Cyclical			3,025,291

Energy (0.3%)
500,000	Burlington Resources, Inc.	6.500	12/1/2011	517,268
800,000	Conoco Funding Company	6.350	10/15/2011	823,058
250,000	PennzEnergy Company	10.125	11/15/2009	279,782

	Total Energy			1,620,108

Financials (2.6%)
450,000	Allstate Corporation(b)	5.000	8/15/2014	420,206
250,000	Associates Corporation of North America(b)	6.250	11/1/2008	253,105
725,000	Bank of America Corporation(d)	3.875	1/15/2008	706,982
675,000	Bank of America Corporation	4.750	8/15/2013	630,239
1,350,000	Bank One Corporation	5.900	11/15/2011	1,354,493
700,000	BB&T Corporation	6.500	8/1/2011	722,754
900,000	BNP Paribas SA	5.186	6/29/2015	815,979

The accompanying Notes to Financial Statements are an integral part of this schedule.

160

Balanced Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (42.5%)	Rate	Date	Value

Financials — continued
$650,000	CIT Group, Inc.	4.750%	12/15/2010	$623,592
1,000,000	Citigroup, Inc.	3.500	2/1/2008	968,386
650,000	Credit Suisse First Boston USA, Inc.	3.875	1/15/2009	623,514
450,000	EOP Operating, LP	4.750	3/15/2014	408,152
675,000	Goldman Sachs Group, Inc.(d)	6.600	1/15/2012	696,640
425,000	Household Finance Corporation	4.750	5/15/2009	414,978
500,000	HSBC Finance Corporation(d)	5.000	6/30/2015	461,411
650,000	Lehman Brothers Holdings, Inc.	3.950	11/10/2009	614,355
450,000	Merrill Lynch & Company, Inc.	5.000	2/3/2014	420,777
350,000	MetLife, Inc.	5.000	6/15/2015	323,771
1,100,000	Morgan Stanley Dean Witter & Company	6.750	4/15/2011	1,142,049
425,000	ProLogis Trust	5.500	3/1/2013	412,445
500,000	Prudential Financial, Inc.(d)	4.750	6/13/2015	456,985
400,000	Residential Capital Corporation	6.375	6/30/2010	394,556
450,000	Student Loan Marketing Corporation(d)	4.000	1/15/2010	424,976
450,000	Union Planters Corporation	4.375	12/1/2010	426,974
425,000	Wachovia Bank NA(d)	4.875	2/1/2015	393,309
500,000	Washington Mutual Bank FA(d)	5.500	1/15/2013	485,320
900,000	Wells Fargo & Company	4.200	1/15/2010	860,058

	Total Financials			15,456,006

Foreign (1.4%)
1,500,000	Canadian Government(d)	5.250	11/5/2008	1,501,514
625,000	European Investment Bank(d)	3.000	6/16/2008	597,837
450,000	Export-Import Bank of Korea	4.125	2/10/2009	430,783
1,200,000	Inter-American Development Bank	5.375	11/18/2008	1,199,490
1,000,000	Ontario Electricity Financial Corporation	7.450	3/31/2013	1,103,707
425,000	Pemex Project Funding Master Trust	9.125	10/13/2010	465,375
250,000	Petro-Canada, Ltd.	8.600	1/15/2010	277,560
500,000	Province of Newfoundland	8.650	10/22/2022	644,535
600,000	Province of Quebec	4.875	5/5/2014	571,621
750,000	Republic of Italy(d)	4.375	6/15/2013	701,462
900,000	United Mexican States(d)	5.625	1/15/2017	837,000

	Total Foreign			8,330,884

Mortgage-Backed Securities (12.1%)
13,421	Federal Home Loan Mortgage Corporation
	Gold 15- Yr. Pass Through	6.500	4/1/2009	13,481
14,394	Federal Home Loan Mortgage Corporation
	Gold 15- Yr. Pass Through	7.500	8/1/2010	14,770
8,129	Federal Home Loan Mortgage Corporation
	Gold 15- Yr. Pass Through	7.000	11/1/2010	8,266
62,408	Federal Home Loan Mortgage Corporation
	Gold 15- Yr. Pass Through	7.000	2/1/2011	63,455
47,662	Federal Home Loan Mortgage Corporation
	Gold 15- Yr. Pass Through	6.000	5/1/2012	47,729

The accompanying Notes to Financial Statements are an integral part of this schedule.

161

Balanced Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (42.5%)	Rate	Date	Value

Mortgage-Backed Securities — continued
$15,131	Federal Home Loan Mortgage Corporation
	Gold 15- Yr. Pass Through	7.000%	8/1/2012	$15,483
32,502	Federal Home Loan Mortgage Corporation
	Gold 15- Yr. Pass Through	6.500	11/1/2012	32,915
17,192	Federal Home Loan Mortgage Corporation
	Gold 15- Yr. Pass Through	6.500	8/1/2013	17,389
106,126	Federal Home Loan Mortgage Corporation
	Gold 15- Yr. Pass Through	6.000	2/1/2014	106,278
160,741	Federal Home Loan Mortgage Corporation
	Gold 15- Yr. Pass Through	5.500	4/1/2014	157,932
163,285	Federal Home Loan Mortgage Corporation
	Gold 15- Yr. Pass Through	6.000	4/1/2014	163,409
63,997	Federal Home Loan Mortgage Corporation
	Gold 15- Yr. Pass Through	6.500	6/1/2014	64,737
64,644	Federal Home Loan Mortgage Corporation
	Gold 15- Yr. Pass Through	7.500	9/1/2014	67,168
1,583,223	Federal Home Loan Mortgage Corporation
	Gold 15- Yr. Pass Through	5.500	12/1/2017	1,556,126
7,273	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	8.000	6/1/2012	7,604
23,730	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	6.500	4/1/2024	23,962
84,739	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	9.000	11/1/2024	91,733
3,788	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	9.000	4/1/2025	4,098
5,618	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	7.000	9/1/2025	5,767
5,937	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	8.500	9/1/2025	6,367
19,390	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	8.000	1/1/2026	20,499
5,628	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	6.500	5/1/2026	5,687
19,776	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	7.000	5/1/2026	20,296
31,840	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	6.000	7/1/2026	31,509
2,619	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	7.500	7/1/2026	2,720
1,607	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	7.500	8/1/2026	1,669
9,981	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	8.000	11/1/2026	10,551

The accompanying Notes to Financial Statements are an integral part of this schedule.

162

Balanced Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (42.5%)	Rate	Date	Value

Mortgage-Backed Securities — continued
$6,036	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	7.500%	1/1/2027	$6,268
16,182	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	6.500	2/1/2027	16,355
15,382	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	7.000	2/1/2027	15,774
20,184	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	8.000	3/1/2027	21,337
10,913	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	7.500	4/1/2027	11,321
4,902	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	7.000	5/1/2027	5,027
28,287	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	8.000	6/1/2027	29,902
11,857	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	8.500	7/1/2027	12,731
12,087	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	7.000	9/1/2027	12,395
16,462	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	8.000	10/1/2027	17,402
16,145	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	7.500	11/1/2027	16,750
6,560	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	6.500	12/1/2027	6,630
14,302	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	7.500	12/1/2027	14,838
46,693	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	7.000	3/1/2028	47,866
17,151	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	7.500	5/1/2028	17,793
56,065	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	6.500	6/1/2028	56,672
25,550	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	7.000	10/1/2028	26,192
66,839	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	6.500	11/1/2028	67,562
14,442	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	6.500	1/1/2029	14,598
111,144	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	6.000	3/1/2029	109,965
60,389	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	6.500	4/1/2029	61,049
100,322	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	6.000	5/1/2029	99,258

The accompanying Notes to Financial Statements are an integral part of this schedule. 163

Balanced Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (42.5%)	Rate	Date	Value

Mortgage-Backed Securities — continued
$106,986	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	7.000%	5/1/2029	$109,584
43,656	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	6.500	7/1/2029	44,133
68,237	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	6.500	8/1/2029	68,984
16,892	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	7.000	9/1/2029	17,302
25,937	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	7.000	10/1/2029	26,566
10,281	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	7.500	11/1/2029	10,663
9,625	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	7.000	1/1/2030	9,863
65,528	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	7.500	1/1/2030	67,837
17,428	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	8.000	8/1/2030	18,383
85,647	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	6.000	3/1/2031	84,695
286,523	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	6.000	6/1/2031	283,337
224,596	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	6.000	1/1/2032	222,098
921,391	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	6.000	10/1/2032	910,592
7,000,000	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through(f)	5.000	7/1/2036	6,536,250
4,050,000	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through(f)	6.000	7/1/2036	3,986,719
6,636	Federal National Mortgage Association
	Conventional 15-Yr. Pass Through	9.000	4/1/2010	6,944
5,171	Federal National Mortgage Association
	Conventional 15-Yr. Pass Through	6.000	2/1/2011	5,179
10,204	Federal National Mortgage Association
	Conventional 15-Yr. Pass Through	8.000	5/1/2011	10,576
16,953	Federal National Mortgage Association
	Conventional 15-Yr. Pass Through	7.000	6/1/2011	17,265
7,533	Federal National Mortgage Association
	Conventional 15-Yr. Pass Through	6.500	7/1/2011	7,622
6,859	Federal National Mortgage Association
	Conventional 15-Yr. Pass Through	7.500	7/1/2011	7,016
50,056	Federal National Mortgage Association
	Conventional 15-Yr. Pass Through	6.500	5/1/2012	50,763

The accompanying Notes to Financial Statements are an integral part of this schedule.

164

Balanced Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (42.5%)	Rate	Date	Value

Mortgage-Backed Securities — continued
$16,051	Federal National Mortgage Association
	Conventional 15-Yr. Pass Through	6.500%	7/1/2012	$16,278
44,730	Federal National Mortgage Association
	Conventional 15-Yr. Pass Through	7.000	10/1/2012	45,684
7,276	Federal National Mortgage Association
	Conventional 15-Yr. Pass Through	7.000	12/1/2012	7,431
28,498	Federal National Mortgage Association
	Conventional 15-Yr. Pass Through	6.500	6/1/2013	28,889
178,268	Federal National Mortgage Association
	Conventional 15-Yr. Pass Through	5.500	12/1/2013	175,274
139,852	Federal National Mortgage Association
	Conventional 15-Yr. Pass Through	6.000	12/1/2013	140,221
31,851	Federal National Mortgage Association
	Conventional 15-Yr. Pass Through	7.500	4/1/2015	33,141
19,950,000	Federal National Mortgage Association
	Conventional 15-Yr. Pass Through(f)	5.000	7/1/2021	19,208,099
89,226	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.000	11/1/2013	89,543
10,839	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	10.500	8/1/2020	11,868
6,371	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	9.500	4/1/2025	7,030
1,677	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.500	9/1/2025	1,740
8,790	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	8.500	11/1/2025	9,432
3,699	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.000	1/1/2026	3,794
17,842	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.500	2/1/2026	18,027
7,964	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.000	3/1/2026	8,167
11,150	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.500	4/1/2026	11,266
1,685	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	8.500	5/1/2026	1,809
5,717	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.500	7/1/2026	5,934
30,157	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.500	8/1/2026	31,300
2,429	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	8.000	8/1/2026	2,568
36,076	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	9.000	9/1/2026	39,224
11,127	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.000	11/1/2026	11,411

The accompanying Notes to Financial Statements are an integral part of this schedule.

165

Balanced Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (42.5%)	Rate	Date	Value

Mortgage-Backed Securities — continued
$5,270	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	8.000%	11/1/2026	$5,573
1,541	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.500	12/1/2026	1,599
2,783	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.500	2/1/2027	2,888
10,175	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.000	3/1/2027	10,434
9,743	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.500	5/1/2027	10,116
16,204	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.500	7/1/2027	16,375
10,821	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.000	7/1/2027	11,097
5,148	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	8.000	7/1/2027	5,446
17,033	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.500	8/1/2027	17,685
61,449	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	8.000	9/1/2027	65,007
14,428	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.000	10/1/2027	14,796
39,971	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.500	12/1/2027	41,502
7,222	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	8.000	12/1/2027	7,640
25,605	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.500	2/1/2028	25,874
17,867	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.000	2/1/2028	18,322
172,855	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.500	7/1/2028	174,628
43,120	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.000	8/1/2028	44,209
97,153	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.500	11/1/2028	98,150
3,389	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.000	11/1/2028	3,474
141,949	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.000	12/1/2028	140,406
53,209	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.000	12/1/2028	54,553
68,931	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.000	3/1/2029	68,181
78,641	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.500	6/1/2029	79,442

The accompanying Notes to Financial Statements are an integral part of this schedule.

166

Balanced Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (42.5%)	Rate	Date	Value

Mortgage-Backed Securities — continued
$112,123	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.000%	7/1/2029	$110,904
30,627	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.500	7/1/2029	30,938
109,140	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.500	8/1/2029	113,151
131,650	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.000	11/1/2029	130,218
91,292	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.000	11/1/2029	93,595
34,452	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	8.500	4/1/2030	37,000
12,652	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.500	8/1/2030	13,108
179,213	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.500	7/1/2031	180,848
83,927	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.500	10/1/2031	84,692
98,466	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.500	12/1/2031	99,364
122,900	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.500	5/1/2032	123,985
688,229	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.500	7/1/2032	694,304
31,400,000	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through(f)	5.500	7/1/2036	30,153,792
5,564	Government National Mortgage Association
	15-Yr. Pass Through	6.500	5/15/2009	5,611
18,000	Government National Mortgage Association
	15-Yr. Pass Through	6.000	4/15/2011	18,066
6,470	Government National Mortgage Association
	15-Yr. Pass Through	6.500	6/15/2011	6,559
9,818	Government National Mortgage Association
	15-Yr. Pass Through	7.500	7/15/2011	10,139
24,133	Government National Mortgage Association
	15-Yr. Pass Through	7.000	4/15/2012	24,815
140,174	Government National Mortgage Association
	15-Yr. Pass Through	6.000	7/15/2014	141,172
4,338	Government National Mortgage Association
	30-Yr. Pass Through	9.500	12/15/2024	4,778
14,871	Government National Mortgage Association
	30-Yr. Pass Through	9.500	1/15/2025	16,399
36,789	Government National Mortgage Association
	30-Yr. Pass Through	9.000	3/15/2025	39,825
3,051	Government National Mortgage Association
	30-Yr. Pass Through	7.500	8/15/2025	3,194

The accompanying Notes to Financial Statements are an integral part of this schedule.

167

Balanced Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (42.5%)	Rate	Date	Value

Mortgage-Backed Securities — continued
$43,079	Government National Mortgage Association
	30-Yr. Pass Through	7.000%	1/15/2026	$44,485
4,804	Government National Mortgage Association
	30-Yr. Pass Through	6.500	3/15/2026	4,876
26,990	Government National Mortgage Association
	30-Yr. Pass Through	7.000	4/15/2026	27,871
7,219	Government National Mortgage Association
	30-Yr. Pass Through	8.000	4/15/2026	7,667
32,992	Government National Mortgage Association
	30-Yr. Pass Through	6.000	5/15/2026	32,854
23,442	Government National Mortgage Association
	30-Yr. Pass Through	7.000	5/15/2026	24,207
10,194	Government National Mortgage Association
	30-Yr. Pass Through	7.500	5/15/2026	10,676
44,802	Government National Mortgage Association
	30-Yr. Pass Through	7.000	6/15/2026	46,265
7,706	Government National Mortgage Association
	30-Yr. Pass Through	8.500	6/15/2026	8,272
3,444	Government National Mortgage Association
	30-Yr. Pass Through	8.500	7/15/2026	3,697
28,897	Government National Mortgage Association
	30-Yr. Pass Through	8.000	9/15/2026	30,691
9,914	Government National Mortgage Association
	30-Yr. Pass Through	7.500	10/15/2026	10,382
14,420	Government National Mortgage Association
	30-Yr. Pass Through	8.000	11/15/2026	15,315
3,250	Government National Mortgage Association
	30-Yr. Pass Through	8.500	11/15/2026	3,488
5,899	Government National Mortgage Association
	30-Yr. Pass Through	9.000	12/15/2026	6,391
2,701	Government National Mortgage Association
	30-Yr. Pass Through	7.500	1/15/2027	2,830
37,178	Government National Mortgage Association
	30-Yr. Pass Through	7.500	4/15/2027	38,951
10,582	Government National Mortgage Association
	30-Yr. Pass Through	8.000	6/20/2027	11,185
3,962	Government National Mortgage Association
	30-Yr. Pass Through	8.000	8/15/2027	4,207
96,657	Government National Mortgage Association
	30-Yr. Pass Through	6.500	10/15/2027	98,133
45,821	Government National Mortgage Association
	30-Yr. Pass Through	7.000	10/15/2027	47,331
44,337	Government National Mortgage Association
	30-Yr. Pass Through	7.000	11/15/2027	45,799
15,453	Government National Mortgage Association
	30-Yr. Pass Through	6.500	7/15/2028	15,692

The accompanying Notes to Financial Statements are an integral part of this schedule.

168

Balanced Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (42.5%)	Rate	Date	Value

Mortgage-Backed Securities — continued
$112,061	Government National Mortgage Association
	30-Yr. Pass Through	7.000%	7/15/2028	$115,615
18,076	Government National Mortgage Association
	30-Yr. Pass Through	7.500	7/15/2028	18,915
124,368	Government National Mortgage Association
	30-Yr. Pass Through	6.500	9/15/2028	126,290
105,438	Government National Mortgage Association
	30-Yr. Pass Through	6.000	12/15/2028	104,910
95,616	Government National Mortgage Association
	30-Yr. Pass Through	6.500	1/15/2029	97,075
275,300	Government National Mortgage Association
	30-Yr. Pass Through	6.500	3/15/2029	279,501
74,490	Government National Mortgage Association
	30-Yr. Pass Through	6.500	4/15/2029	75,627
51,167	Government National Mortgage Association
	30-Yr. Pass Through	7.000	4/15/2029	52,803
190,031	Government National Mortgage Association
	30-Yr. Pass Through	6.000	6/15/2029	188,975
85,306	Government National Mortgage Association
	30-Yr. Pass Through	7.000	6/15/2029	88,033
10,175	Government National Mortgage Association
	30-Yr. Pass Through	7.500	8/15/2029	10,642
11,832	Government National Mortgage Association
	30-Yr. Pass Through	8.500	9/15/2029	12,702
72,134	Government National Mortgage Association
	30-Yr. Pass Through	8.000	5/15/2030	76,584
63,839	Government National Mortgage Association
	30-Yr. Pass Through	7.000	9/15/2031	65,865
134,876	Government National Mortgage Association
	30-Yr. Pass Through	6.500	2/15/2032	136,674

	Total Mortgage-Backed Securities			70,705,116

Technology (0.1%)
500,000	International Business Machines Corporation	7.500	6/15/2013	548,604

	Total Technology			548,604

Transportation (0.2%)
425,000	CSX Corporation	5.500	8/1/2013	415,705
450,000	FedEx Corporation	3.500	4/1/2009	425,168
500,000	Union Pacific Corporation	6.500	4/15/2012	515,039

	Total Transportation			1,355,912

The accompanying Notes to Financial Statements are an integral part of this schedule.

169

Balanced Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (42.5%)	Rate	Date	Value

U.S. Government (10.0%)
$1,000,000	Federal Home Loan Bank	2.750%	3/14/2008	$956,160
1,000,000	Federal Home Loan Bank	5.925	4/9/2008	1,007,241
2,000,000	Federal Home Loan Bank	4.100	6/13/2008	1,949,950
2,000,000	Federal Home Loan Bank(d)	4.500	10/14/2008	1,959,512
2,500,000	Federal Home Loan Bank(d)	4.625	11/21/2008	2,454,545
1,000,000	Federal Home Loan Bank	3.750	8/18/2009	953,712
3,000,000	Federal Home Loan Mortgage Corporation(d)	5.750	4/15/2008	3,013,179
600,000	Federal National Mortgage Association(d)	3.250	1/15/2008	580,505
1,000,000	Federal National Mortgage Association(d)	5.250	1/15/2009	995,305
4,000,000	Federal National Mortgage Association(d)	4.250	8/15/2010	3,821,712
1,300,000	Federal National Mortgage Association(d)	5.000	3/15/2016	1,248,190
1,500,000	Federal National Mortgage Association	5.625	4/17/2028	1,475,991
1,000,000	Federal National Mortgage Association(d)	7.125	1/15/2030	1,194,425
1,000,000	Resolution Funding Corporation	8.625	1/15/2021	1,279,445
5,900,000	U.S. Treasury Bonds(d)	7.250	5/15/2016	6,831,557
925,000	U.S. Treasury Bonds(d)	8.875	2/15/2019	1,229,094
650,000	U.S. Treasury Bonds(d)	7.875	2/15/2021	817,883
600,000	U.S. Treasury Bonds(d)	8.000	11/15/2021	767,344
400,000	U.S. Treasury Bonds(d)	7.250	8/15/2022	482,594
250,000	U.S. Treasury Bonds(d)	7.625	11/15/2022	312,285
625,000	U.S. Treasury Bonds(d)	7.125	2/15/2023	747,754
750,000	U.S. Treasury Bonds(d)	6.250	8/15/2023	827,168
1,100,000	U.S. Treasury Bonds	7.500	11/15/2024	1,378,782
500,000	U.S. Treasury Bonds(d)	6.875	8/15/2025	592,890
2,275,000	U.S. Treasury Bonds(d)	5.250	11/15/2028	2,264,335
4,750,000	U.S. Treasury Bonds(d)	6.125	8/15/2029	5,281,406
1,500,000	U.S. Treasury Notes(d)	3.375	2/15/2008	1,457,930
3,500,000	U.S. Treasury Notes(d)	5.500	2/15/2008	3,518,319
900,000	U.S. Treasury Notes(d)	5.500	5/15/2009	909,105
4,400,000	U.S. Treasury Notes(d)	6.000	8/15/2009	4,509,828
750,000	U.S. Treasury Notes(d)	4.750	5/15/2014	731,631
3,000,000	U.S. Treasury Notes	4.500	2/15/2016	2,854,218

	Total U.S. Government			58,403,995

Utilities (0.7%)
450,000	Duke Capital Corporation(d)	7.500	10/1/2009	472,599
450,000	FirstEnergy Corporation	6.450	11/15/2011	457,885
750,000	Niagara Mohawk Power Corporation	7.750	10/1/2008	780,461
425,000	Oncor Electric Delivery Company(d)	6.375	1/15/2015	425,986
700,000	Public Service Company of Colorado	7.875	10/1/2012	773,508
1,000,000	Public Service Electric & Gas Company	6.375	5/1/2008	1,009,982
225,000	Southern California Edison Company	5.000	1/15/2014	212,585

	Total Utilities			4,133,006

	Total Long-Term Fixed Income (cost $252,931,091)			248,776,169

The accompanying Notes to Financial Statements are an integral part of this schedule.

170

Balanced Portfolio
Schedule of Investments as of June 30, 2006 (unaudited)(a)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (10.5%)	Rate(g)	Date	Value

61,544,882	Thrivent Financial Securities Lending Trust	5.230%	N/A	$61,544,882

	Total Collateral Held for Securities Loaned
	(cost $61,544,882)			61,544,882

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (3.9%)	Rate(g)	Date	Value

$500,000	Federal National Mortgage Association(h)	4.755%	8/16/2006	$497,024
8,040,000	Rabobank USA Finance Corporation	5.250	7/3/2006	8,037,654
13,219,351	Thrivent Money Market Portfolio(h)	4.950	N/A	13,219,351
1,275,000	UBS Americas, Inc.	5.280	7/3/2006	1,274,626

	Total Short-Term Investments (at amortized cost)			23,028,655

	Total Investments (cost $639,402,399) 120.6%			$706,482,566

	Other Assets and Liabilities, Net (20.6%)			(120,768,559)

	Total Net Assets 100.0%			$585,714,007

(a) The categories of investments are shown as a percentage of total net assets

(b) Designated as cover for long settling trades as discussed in the Notes to Financial Statements.

(c) Non-income producing security.

(d) All or a portion of the security is on loan as discussed in item 2(L) of the Notes to Financial Statements.

(e) Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(f) Denotes investments purchased on a when-issued basis.

(g) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(h) At June 30, 2006, $497,024 of Short-Term Investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $13,219,351 of Short-Term Investments were earmarked as collateral to cover open financial futures contracts as follows:

					Notional
	Number of	Expiration			Principal	Unrealized
Type	Contracts	Date	Position	Value	Amount	Loss

S&P 500 Futures	29	September 2006	Long	$9,275,650	$9,286,308	$(10,658)

(i) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$116,098,245
Gross unrealized depreciation	(49,018,078)

Net unrealized appreciation	$67,080,167
Cost for federal income tax purposes	$639,402,399

The accompanying Notes to Financial Statements are an integral part of this schedule.

171

High Yield Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (92.7%)	Rate	Date	Value

Basic Materials (10.9%)
$4,660,000	Abitibi-Consolidated, Inc.(b)	8.550%	8/1/2010	$4,415,350
1,490,000	Ainsworth Lumber Company, Ltd.(b,c)	9.249	9/29/2006	1,430,400
3,340,000	Ainsworth Lumber Company, Ltd.	6.750	3/15/2014	2,538,400
2,180,000	AK Steel Corporation	7.750	6/15/2012	2,136,400
2,330,000	Appleton Papers, Inc.	8.125	6/15/2011	2,353,300
2,820,000	Appleton Papers, Inc.	9.750	6/15/2014	2,848,200
3,450,000	Arch Western Finance, LLC	6.750	7/1/2013	3,303,375
2,580,000	BCP Caylux Holdings Luxembourg SCA	9.625	6/15/2014	2,799,300
2,250,000	Buckeye Technologies, Inc.	8.000	10/15/2010	2,058,750
1,400,000	Buckeye Technologies, Inc.(b)	8.500	10/1/2013	1,330,000
3,460,000	Chaparral Steel Company	10.000	7/15/2013	3,771,400
3,810,000	Crystal US Holdings 3, LLC/Crystal US Sub 3
	Corporation(b,d)	Zero Coupon	10/1/2009	3,019,425
3,550,000	Domtar, Inc.(b)	7.125	8/1/2015	3,088,500
2,470,000	Equistar Chemicals, LP	10.125	9/1/2008	2,599,675
2,475,000	Equistar Chemicals, LP	10.625	5/1/2011	2,657,531
2,150,000	Georgia-Pacific Corporation	8.125	5/15/2011	2,139,250
870,000	Glatfelter(b)	7.125	5/1/2016	858,793
5,280,000	Graphic Packaging International Corporation(b)	9.500	8/15/2013	5,227,200
3,457,000	Huntsman International, LLC(b)	10.125	7/1/2009	3,508,855
2,470,000	IMCO Recycling, Inc.	10.375	10/15/2010	2,667,600
5,810,000	Ineos Group Holdings plc(b)	8.500	2/15/2016	5,439,612
2,720,000	International Coal Group, Inc.	10.250	7/15/2014	2,716,600
1,920,000	Jefferson Smurfit Corporation(b)	8.250	10/1/2012	1,800,000
3,520,000	Lyondell Chemical Company	10.500	6/1/2013	3,872,000
4,200,000	MacDermid, Inc.	9.125	7/15/2011	4,389,000
3,550,000	Massey Energy Company(b)	6.875	12/15/2013	3,301,500
1,970,000	Metals USA, Inc.	11.125	12/1/2015	2,157,150
3,950,000	Nell AF SARL(b)	8.375	8/15/2015	3,796,938
1,230,000	Novelis, Inc.	7.250	2/15/2015	1,180,800
2,078,000	Rockwood Specialties, Inc.	10.625	5/15/2011	2,220,862
3,460,000	Ryerson, Inc.	8.250	12/15/2011	3,416,750
1,970,000	Southern Copper Corporation(b)	7.500	7/27/2035	1,880,818

	Total Basic Materials			90,923,734

Capital Goods (10.7%)
1,980,000	Ahern Rentals, Inc.	9.250	8/15/2013	1,999,800
490,000	Aleris International, Inc.(b)	9.000	11/15/2014	498,575
4,830,000	Allied Waste North America, Inc.(b)	7.875	4/15/2013	4,830,000
2,990,000	Amsted Industries, Inc.	10.250	10/15/2011	3,199,300
3,280,000	Ball Corporation(b,e)	6.625	3/15/2018	3,058,600
1,000,000	Browning-Ferris Industries, Inc.	9.250	5/1/2021	1,015,000
1,000,000	Browning-Ferris Industries, Inc.	7.400	9/15/2035	890,000
2,520,000	Builders Firstsource, Inc.(c)	9.420	8/15/2006	2,583,000
5,240,000	Case New Holland, Inc.	9.250	8/1/2011	5,515,100
2,010,000	Case New Holland, Inc.	7.125	3/1/2014	1,919,550

The accompanying Notes to Financial Statements are an integral part of this schedule. 172

High Yield Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (92.7%)	Rate	Date	Value

Capital Goods — continued
$4,080,000	Consolidated Container Company, LLC(b,d)	Zero Coupon	6/15/2007	$3,855,600
3,010,000	Covalence Specialty Materials Corporation	10.250%	3/1/2016	2,889,600
2,710,000	Crown Americas, Inc.	7.625	11/15/2013	2,662,575
2,710,000	Crown Americas, Inc.	7.750	11/15/2015	2,669,350
3,400,000	Da-Lite Screen Company, Inc.	9.500	5/15/2011	3,604,000
4,110,000	DRS Technologies, Inc.	7.625	2/1/2018	4,089,450
2,850,000	Erico International Corporation	8.875	3/1/2012	2,914,125
2,850,000	Fastentech, Inc.	11.500	5/1/2011	2,907,000
2,470,000	Graham Packaging Company, Inc.(b)	9.875	10/15/2014	2,445,300
2,190,000	K&F Acquisition, Inc.	7.750	11/15/2014	2,157,150
1,150,000	Legrand SA	8.500	2/15/2025	1,313,875
1,700,000	Mueller Group, Inc.	10.000	5/1/2012	1,827,500
4,960,000	Mueller Holdings, Inc.(d)	Zero Coupon	4/15/2009	4,166,400
2,760,000	NationsRent, Inc.	9.500	10/15/2010	2,939,400
700,000	NationsRent, Inc.	9.500	5/1/2015	740,250
4,000,000	Norcraft Companies, LP/Norcraft Finance Corporation	9.000	11/1/2011	4,070,000
2,665,000	Owens-Brockway Glass Container, Inc.	8.875	2/15/2009	2,744,950
1,630,000	Owens-Brockway Glass Container, Inc.	8.250	5/15/2013	1,634,075
3,150,000	Owens-Illinois, Inc.(b)	7.500	5/15/2010	3,079,125
4,550,000	Plastipak Holdings, Inc.	8.500	12/15/2015	4,550,000
3,450,000	Ply Gem Industries, Inc.	9.000	2/15/2012	3,139,500
3,000,000	United Rentals North America, Inc.	6.500	2/15/2012	2,835,000

	Total Capital Goods			88,743,150

Communications Services (17.6%)
4,000,000	Alamosa Delaware, Inc.	8.500	1/31/2012	4,240,000
2,470,000	American Cellular Corporation	10.000	8/1/2011	2,599,675
3,960,000	American Tower Corporation	7.125	10/15/2012	3,950,100
2,300,000	American Towers, Inc.(b)	7.250	12/1/2011	2,351,750
1,710,000	Block Communications, Inc.	8.250	12/15/2015	1,641,600
2,730,000	Cablevision Systems Corporation(b)	8.000	4/15/2012	2,692,462
10,095,700	CCH I, LLC(e)	11.000	10/1/2015	8,833,738
2,960,000	Centennial Communications Corporation	8.125	2/1/2014	2,849,000
3,060,000	Charter Communications Holdings, LLC(b)	8.750	11/15/2013	2,983,500
2,970,000	Charter Communications Operating, LLC	8.000	4/30/2012	2,955,150
3,945,000	Citizens Communications Company	9.250	5/15/2011	4,240,875
2,480,000	CSC Holdings, Inc.	7.625	4/1/2011	2,480,000
1,660,000	Dex Media West, LLC/Dex Media West
	Finance Company	9.875	8/15/2013	1,799,017
3,960,000	Dobson Cellular Systems(b)	9.875	11/1/2012	4,177,800
2,550,000	Eircom Funding	8.250	8/15/2013	2,703,000
2,720,000	Houghton Mifflin Company(b)	8.250	2/1/2011	2,754,000
2,010,000	Houghton Mifflin Company	9.875	2/1/2013	2,085,375
4,350,000	Insight Midwest, LP/Insight Capital, Inc.	10.500	11/1/2010	4,534,875
1,640,000	Intelsat Bermuda, Ltd.	9.250	6/15/2016	1,693,300
4,340,000	Intelsat Bermuda, Ltd.(b)	11.250	6/15/2016	4,448,500

The accompanying Notes to Financial Statements are an integral part of this schedule.

173

High Yield Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (92.7%)	Rate	Date	Value

Communications Services — continued
$3,250,000	Intelsat Subsidiary Holding Company, Ltd.(b)	8.625%	1/15/2015	$3,258,125
2,900,000	IPCS Escrow Company	11.500	5/1/2012	3,233,500
4,200,000	Kabel Deutschland GmbH	10.625	7/1/2014	4,431,000
1,710,000	MediaNews Group, Inc.	6.875	10/1/2013	1,556,100
3,795,000	Morris Publishing Group, LLC	7.000	8/1/2013	3,605,250
3,260,000	PRIMEDIA, Inc.(c)	10.545	8/15/2006	3,329,275
2,470,000	Qwest Communications International, Inc.(c)	8.670	8/15/2006	2,516,312
4,880,000	Qwest Communications International, Inc.	7.250	2/15/2011	4,733,600
1,470,000	Qwest Communications International, Inc.(b)	7.500	2/15/2014	1,433,250
990,000	Qwest Corporation(c)	8.579	9/15/2006	1,046,925
8,100,000	Qwest Corporation	7.875	9/1/2011	8,201,250
1,490,000	Qwest Corporation	7.625	6/15/2015	1,471,375
6,030,000	R.H. Donnelley Corporation	6.875	1/15/2013	5,547,600
3,270,000	R.H. Donnelley Corporation	8.875	1/15/2016	3,298,612
1,480,000	Rogers Wireless Communications, Inc.	7.250	12/15/2012	1,491,100
3,460,000	Rogers Wireless Communications, Inc.	7.500	3/15/2015	3,494,600
2,020,000	Rural Cellular Corporation(b)	9.750	1/15/2010	2,012,425
1,980,000	Rural Cellular Corporation	9.875	2/1/2010	2,036,925
2,965,000	UbiquiTel Operating Company	9.875	3/1/2011	3,224,438
3,150,000	US Unwired, Inc.	10.000	6/15/2012	3,496,500
4,520,000	Valor Telecommunications Enterprises, LLC(b)	7.750	2/15/2015	4,666,900
4,320,000	Videotron Ltee	6.875	1/15/2014	4,093,200
600,000	Windstream Corporation(f)	8.125	8/1/2013	612,000
1,720,000	Windstream Corporation(f)	8.625	8/1/2016	1,758,700
2,450,000	XM Satellite Radio, Inc.(c)	9.649	8/1/2006	2,247,875
820,000	XM Satellite Radio, Inc.(b)	9.750	5/1/2014	750,300
4,320,000	Zeus Special Subsidiary, Ltd.(b,d)	Zero Coupon	2/1/2010	2,980,800

	Total Communications Services			146,541,654

Consumer Cyclical (20.9%)
1,980,000	Allied Security Escrow Corporation	11.375	7/15/2011	1,920,600
4,730,000	American Casino & Entertainment Properties, LLC	7.850	2/1/2012	4,741,825
1,970,000	ArvinMeritor, Inc.	8.750	3/1/2012	1,920,750
580,000	AutoNation, Inc.(c)	7.045	7/17/2006	577,100
4,750,000	Beazer Homes USA, Inc.	8.625	5/15/2011	4,785,625
2,010,000	Beazer Homes USA, Inc.(b)	8.125	6/15/2016	1,932,112
5,830,000	Bon-Ton Stores, Inc.	10.250	3/15/2014	5,407,325
2,970,000	Boyd Gaming Corporation	7.750	12/15/2012	2,995,988
4,400,000	Buffets, Inc.	11.250	7/15/2010	4,548,500
2,960,000	Buhrmann U.S., Inc.(b)	7.875	3/1/2015	2,923,000
2,850,000	Caesars Entertainment, Inc.	8.125	5/15/2011	3,003,188
2,270,000	Circus & Eldorado Joint Venture/Silver Legacy
	Capital Corporation	10.125	3/1/2012	2,397,688
3,950,000	Dollarama Group, LP(b)	8.875	8/15/2012	3,969,750
4,050,000	Ford Motor Credit Company(b,c)	9.473	7/17/2006	4,112,046
2,700,000	Ford Motor Credit Company	9.750	9/15/2010	2,630,840

The accompanying Notes to Financial Statements are an integral part of this schedule.

174

High Yield Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (92.7%)	Rate	Date	Value

Consumer Cyclical — continued
$5,020,000	Gaylord Entertainment Company	6.750%	11/15/2014	$4,706,250
18,710,000	General Motors Acceptance Corporation	6.875	9/15/2011	17,852,335
2,710,000	General Motors Corporation(b)	7.200	1/15/2011	2,398,350
2,510,000	General Motors Corporation(b)	8.250	7/15/2023	1,976,625
5,680,000	Group 1 Automotive, Inc.	8.250	8/15/2013	5,736,800
2,300,000	Host Marriott, LP(b)	6.375	3/15/2015	2,162,000
1,510,000	Host Marriott, LP	6.750	6/1/2016	1,440,162
4,930,000	IAAI Finance Corporation	11.000	4/1/2013	4,856,050
2,290,000	Intrawest Corporation	7.500	10/15/2013	2,278,550
2,665,000	Jacobs Entertainment, Inc.	9.750	6/15/2014	2,678,325
3,030,000	Jean Coutu Group (PJC), Inc.(b)	8.500	8/1/2014	2,787,600
3,750,000	K Hovnanian Enterprises, Inc.(b)	7.500	5/15/2016	3,478,125
3,940,000	KB Home	6.250	6/15/2015	3,503,200
3,550,000	Kerzner International, Ltd.	6.750	10/1/2015	3,705,312
2,540,000	Lear Corporation	8.110	5/15/2009	2,476,500
2,020,000	MGM MIRAGE(b)	6.750	4/1/2013	1,926,575
8,190,000	MGM MIRAGE(b)	5.875	2/27/2014	7,340,288
4,550,000	Mohegan Tribal Gaming Authority	6.375	7/15/2009	4,430,562
5,700,000	NCL Corporation	10.625	7/15/2014	5,600,250
1,720,000	Nebraska Book Company, Inc.	8.625	3/15/2012	1,599,600
2,800,000	Perry Ellis International, Inc.	8.875	9/15/2013	2,744,000
3,600,000	Pokagon Gaming Authority	10.375	6/15/2014	3,721,500
4,730,000	Poster Financial Group, Inc.	8.750	12/1/2011	4,919,200
6,270,000	Rent-Way, Inc.	11.875	6/15/2010	6,450,262
2,320,000	TRW Automotive, Inc.	9.375	2/15/2013	2,465,000
6,510,000	Tunica Biloxi Gaming Authority	9.000	11/15/2015	6,672,750
4,315,000	Universal City Florida Holding Company I/II(c)	9.899	8/1/2006	4,455,238
3,250,000	VICORP Restaurants, Inc.(b)	10.500	4/15/2011	2,892,500
990,000	Walt Disney Company, Convertible(b)	2.125	4/15/2023	1,090,238
3,810,000	Warnaco, Inc.	8.875	6/15/2013	3,867,150
5,048,000	WMG Holdings Corporation(d)	Zero Coupon	12/15/2009	3,634,560

	Total Consumer Cyclical			173,712,194

Consumer Non-Cyclical (7.2%)
1,970,000	DaVita, Inc.(b)	6.625	3/15/2013	1,871,500
1,980,000	DaVita, Inc.(b)	7.250	3/15/2015	1,900,800
3,410,000	Education Management, LLC	10.250	6/1/2016	3,392,950
2,170,000	Elan Finance Corporation, Ltd.	7.750	11/15/2011	2,072,350
2,170,000	Elan Finance plc/Elan Finance Corporation(b,c)	9.170	8/15/2006	2,191,700
2,970,000	Fisher Scientific International, Inc.	6.125	7/1/2015	2,862,338
4,350,000	IASIS Healthcare, LLC (IASIS Capital Corporation)(b)	8.750	6/15/2014	4,263,000
2,150,000	Jafra Cosmetics	10.750	5/15/2011	2,305,875
5,310,000	Jostens Holding Corporation(b,d)	Zero Coupon	12/1/2008	4,168,350
3,950,000	Michael Foods, Inc.	8.000	11/15/2013	3,880,875
1,530,000	Multiplan, Inc.	10.375	4/15/2016	1,549,125
2,720,000	Omnicare, Inc.	6.750	12/15/2013	2,590,800

The accompanying Notes to Financial Statements are an integral part of this schedule.

175

High Yield Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (92.7%)	Rate	Date	Value

Consumer Non-Cyclical — continued
$2,720,000	Smithfield Foods, Inc.(b)	8.000%	10/15/2009	$2,747,200
2,715,000	Stater Brothers Holdings, Inc.(b)	8.125	6/15/2012	2,681,062
4,610,000	Triad Hospitals, Inc.	7.000	5/15/2012	4,586,950
4,080,000	US Oncology Holdings, Inc.(c)	10.320	9/15/2006	4,161,600
2,230,000	US Oncology, Inc.	9.000	8/15/2012	2,319,200
3,810,000	Vanguard Health Holding Company II, LLC	9.000	10/1/2014	3,800,475
4,340,000	Ventas Realty, LP/Ventas Capital Corporation	6.500	6/1/2016	4,160,975
2,100,000	Warner Chilcott Corporation	8.750	2/1/2015	2,163,000

	Total Consumer Non-Cyclical			59,670,125

Energy (5.1%)
1,980,000	Chesapeake Energy Corporation	6.375	6/15/2015	1,836,450
3,470,000	Chesapeake Energy Corporation	6.250	1/15/2018	3,166,375
3,970,000	Compton Petroleum Finance Corporation	7.625	12/1/2013	3,791,350
3,805,000	Denbury Resources, Inc.(b)	7.500	12/15/2015	3,785,975
3,470,000	Harvest Operations Corporation(b)	7.875	10/15/2011	3,296,500
3,880,000	Hornbeck Offshore Services, Inc.	6.125	12/1/2014	3,598,700
1,755,000	Magnum Hunter Resources, Inc.	9.600	3/15/2012	1,855,912
4,525,000	Ocean Rig Norway AS	8.375	7/1/2013	4,638,125
1,520,000	PHI, Inc.	7.125	4/15/2013	1,432,600
2,950,000	Pioneer Natural Resources Company(b)	5.875	7/15/2016	2,686,155
1,620,000	Pioneer Natural Resources Company(b)	6.875	5/1/2018	1,561,040
3,480,000	Pride International, Inc.	7.375	7/15/2014	3,497,400
3,800,000	Western Oil Sands, Inc.(b)	8.375	5/1/2012	4,037,500
3,750,000	Whiting Petroleum Corporation	7.250	5/1/2012	3,600,000

	Total Energy			42,784,082

Financials (1.6%)
3,426,000	American Financial Group, Inc., Convertible(d)	1.486	6/2/2008	1,742,978
2,890,000	Dollar Financial Group, Inc.	9.750	11/15/2011	3,106,750
1,460,000	Fairfax Financial Holdings, Ltd., Convertible	5.000	7/15/2023	1,282,975
2,470,000	FTI Consulting, Inc.	7.625	6/15/2013	2,500,875
4,350,000	Residential Capital Corporation(c)	6.898	7/17/2006	4,349,761

	Total Financials			12,983,339

Materials (0.3%)
3,020,000	Drummond Company, Inc.	7.375	2/15/2016	2,801,050

	Total Materials			2,801,050

Technology (4.4%)
2,960,000	Avago Technologies Finance Pte(b,c)	10.731	9/1/2006	3,100,600
1,725,000	Electronic Data Systems Corporation, Convertible(b)	3.875	7/15/2023	1,712,062
1,980,000	Freescale Semiconductor, Inc.	6.875	7/15/2011	1,989,900
1,980,000	Freescale Semiconductor, Inc.	7.125	7/15/2014	1,999,800
2,220,000	Intel Corporation, Convertible(b)	2.950	12/15/2035	1,867,575
2,880,000	Itron, Inc.	7.750	5/15/2012	2,937,600

The accompanying Notes to Financial Statements are an integral part of this schedule.

176

High Yield Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (92.7%)	Rate	Date	Value

Technology — continued
$3,860,000	MagnaChip Semiconductor SA/MagnaChip
	Semiconductor Finance Company(c)	8.579%	9/15/2006	$3,667,000
2,290,000	Nortel Networks, Ltd.(c)	9.250	10/16/2006	2,330,075
1,970,000	SunGard Data Systems, Inc.	9.125	8/15/2013	2,043,875
2,020,000	SunGard Data Systems, Inc.	10.250	8/15/2015	2,088,175
1,430,000	UGS Capital Corporation II(b,c)	10.380	12/15/2006	1,415,700
4,600,000	UGS Corporation	10.000	6/1/2012	4,945,000
740,000	Unisys Corporation(b)	7.875	4/1/2008	740,000
2,510,000	Unisys Corporation(b)	6.875	3/15/2010	2,343,712
3,410,000	Xerox Corporation	7.625	6/15/2013	3,435,575

	Total Technology			36,616,649

Transportation (2.9%)
3,230,000	CHC Helicopter Corporation	7.375	5/1/2014	3,100,800
3,210,000	Delta Air Lines, Inc.(g)	7.111	9/18/2011	3,228,124
2,220,000	Hertz Corporation	8.875	1/1/2014	2,275,500
3,700,000	Hertz Corporation(b)	10.500	1/1/2016	3,922,000
1,287,000	H-Lines Finance Holding Corporation(d)	Zero Coupon	4/1/2008	1,103,602
2,443,000	Horizon Lines, LLC	9.000	11/1/2012	2,479,645
2,786,767	Piper Jaffray Equipment Trust Securities	7.000	9/10/2013	2,758,899
5,200,000	Windsor Petroleum Transport Corporation	7.840	1/15/2021	5,200,463

	Total Transportation			24,069,033

Utilities (11.1%)
1,700,000	AES Corporation	8.875	2/15/2011	1,785,000
4,340,000	AES Corporation(h)	8.750	5/15/2013	4,643,800
3,560,000	AmeriGas Partners, LP	7.250	5/20/2015	3,364,200
2,680,000	Calpine Generating Company, LLC(b,c,g)	14.120	10/1/2006	2,807,300
3,800,000	Calpine Generating Company, LLC(c,g)	10.859	8/1/2006	3,942,500
4,999,980	CE Generation, LLC	7.416	12/15/2018	5,103,645
2,950,000	Colorado Interstate Gas Company	6.800	11/15/2015	2,843,343
1,820,000	Consumers Energy Company(b)	6.300	2/1/2012	1,719,900
2,300,000	Copano Energy, LLC	8.125	3/1/2016	2,288,500
1,760,000	Dominion Resources, Inc., Convertible(b)	2.125	12/15/2023	1,856,800
2,720,000	Dynegy Holdings, Inc.	6.875	4/1/2011	2,570,400
2,230,000	Edison Mission Energy	7.500	6/15/2013	2,185,400
2,480,000	Edison Mission Energy	7.750	6/15/2016	2,436,600
5,850,000	El Paso Corporation(b)	7.000	5/15/2011	5,769,562
4,250,000	El Paso Production Holding Company	7.750	6/1/2013	4,281,875
2,350,000	Midwest Generation, LLC	8.750	5/1/2034	2,491,000
1,910,000	Mirant North America, LLC	7.375	12/31/2013	1,843,150
4,460,000	Mission Energy Holding Company	13.500	7/15/2008	4,972,900
8,160,000	NRG Energy, Inc.	7.375	2/1/2016	7,956,000
2,250,000	Pacific Energy Partners, LP/Pacific Energy
	Finance Corporation	7.125	6/15/2014	2,272,500
2,725,000	Reliant Energy Resources Corporation	6.750	12/15/2014	2,507,000

The accompanying Notes to Financial Statements are an integral part of this schedule.

177

High Yield Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (92.7%)	Rate	Date	Value

Utilities — continued
$3,790,000	SemGroup, LP	8.750%	11/15/2015	$3,771,050
2,000,000	Southern Natural Gas Company	8.875	3/15/2010	2,112,506
4,190,000	Southern Natural Gas Company	7.350	2/15/2031	4,020,267
1,440,000	Southern Star Central Corporation	6.750	3/1/2016	1,382,400
8,500,000	Williams Companies, Inc.	8.125	3/15/2012	8,818,750
2,470,000	Williams Companies, Inc.	8.750	3/15/2032	2,686,125

	Total Utilities			92,432,473

	Total Long-Term Fixed Income (cost $773,994,787)			771,277,483

Shares	Preferred Stock (2.4%)			Value

50,000	CenterPoint Energy, Inc., Convertible(i)			$1,649,200
105,000	Chevy Chase Preferred Capital Corporation, Convertible			5,575,500
17,600	Goldman Sachs Group, Inc., Convertible(i)			1,713,131
84,000	Goldman Sachs Group, Inc., Convertible(i)			1,445,976
19,300	Lehman Brothers Holdings, Inc., Convertible(i)			1,274,186
5,040	NRG Energy, Inc., Convertible			1,242,990
5,000	Sovereign Real Estate Investment Corporation			6,875,000

	Total Preferred Stock (cost $17,177,343)			19,775,983

Shares	Common Stock(j)			Value

4,600	ASAT Finance, LLC, Stock Warrants(i,k,l)			$0
6,000	Pliant Corporation, Stock Warrants(i,k)			60
121,520	TVMAX Holdings, Inc.(i)			121,520
9,243	XO Communications, Inc., Stock Warrants(i)			7,949
6,932	XO Communications, Inc., Stock Warrants(i)			3,119
6,932	XO Communications, Inc., Stock Warrants(i)			2,218
4,621	XO Holdings, Inc. Stock Warrants(b,i)			20,332
80,000	ZSC Specialty Chemical plc, Preferred Stock Warrants(i,k,l)			8
80,000	ZSC Specialty Chemical plc, Stock Warrants(i,k,l)			8

	Total Common Stock (cost $6,677,716)			155,214

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (14.5%)	Rate(m)	Date	Value

120,705,285	Thrivent Financial Securities Lending Trust	5.230%	N/A	$120,705,285

	Total Collateral Held for Securities Loaned
	(cost $120,705,285)			120,705,285

The accompanying Notes to Financial Statements are an integral part of this schedule.

178

High Yield Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (3.1%)	Rate(m)	Date	Value

$3,285,509	Midland Funding Corporation II	13.250%	7/23/2006	$3,285,509
12,913,178	Thrivent Money Market Portfolio (h)	4.950	N/A	12,913,178
9,285,000	Total Capital SA	5.270	7/3/2006	9,282,282

	Total Short-Term Investments (at amortized cost)			25,480,969

	Total Investments (cost $944,036,100) 112.7%			$937,394,934

	Other Assets and Liabilities, Net (12.7%)			(105,664,080)

	Total Net Assets 100.0%			$831,731,431

(a) The categories of investments are shown as a percentage of total net assets.

(b) All or a portion of the security is on loan as discussed in item 2(L) of the Notes to Financial Statements.

(c) Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(d) Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

(e) Designated as cover for long settling trades as discussed in the Notes to Financial Statements.

(f) Denotes investments purchased on a when-issued basis.

(g) In bankruptcy.

(h)At June 30, 2006, $1,070,000 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, all or a portion of the denoted securities, valued at $12,913,178, were earmarked as collateral to cover open financial futures contracts as follows:

					Notional
	Number of	Expiration			Principal	Unrealized
Type	Contracts	Date	Position	Value	Amount	Loss

S&P 500 Mini-Futures	66	September 2006	Long	$4,222,020	$4,212,945	$9,075

(i) Non-income producing security.

(j) The market value of the denoted categories of investments represents less than 0.1% of the total net assets of the Thrivent High Yield Portfolio.

(k) Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. These securities have been valued from the date of acquisition through June 30, 2006, by obtaining quotations from brokers active with these securities. The following table indicates the acquisition date and cost of restricted securities the Portfolio owned as of June 30, 2006.

	Acquisition
Security	Date	Cost

ASAT Finance, LLC, Stock Warrants	10/20/1999	$111,508
Pliant Corporation, Stock Warrants	5/25/2000	136,483
ZSC Specialty Chemical plc, Preferred Warrants	6/24/1999	47,568
ZSC Specialty Chemical plc, Stock Warrants	6/24/1999	111,712

(l) Security is fair-valued as discussed in the Notes to Financial Statements.

(m) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(n)Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$17,792,375
Gross unrealized depreciation	(24,433,541)

Net unrealized appreciation (depreciation)	($6,641,166)
Cost for federal income tax purposes	$944,036,100

The accompanying Notes to Financial Statements are an integral part of this schedule.

179

Diversified Income Plus Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares	Preferred Stock (1.8%)	Value	Shares	Preferred Stock (1.8%)	Value

Energy (0.2%)			Utilities (0.2%)
2,000	Lehman Brothers Holdings, Inc.,		2,495	CenterPoint Energy, Inc.,
	Convertible(b)	$132,040		Convertible(b)	$82,295

	Total Energy	132,040	520	NRG Energy, Inc., Convertible	128,245

				Total Utilities	210,540

Financials (1.4%)

1,800	Goldman Sachs Group, Inc.			Total Preferred Stock
	Convertible(b)	175,207		(cost $1,549,012)	1,472,963

9,000	Goldman Sachs Group, Inc.,
	Convertible(b)	154,926
582	Sovereign Real Estate
	Investment Corporation	800,250

	Total Financials	1,130,383

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (91.2%)	Rate	Date	Value

Asset-Backed Securities (25.2%)
$20,560,000	Dow Jones CDX	8.625%	6/29/2011	$20,174,500

	Total Asset-Backed Securities			20,174,500

Basic Materials (6.4%)
185,000	Abitibi-Consolidated, Inc.(c)	8.550	8/1/2010	175,288
160,000	Ainsworth Lumber Company, Ltd.(c,d)	9.249	9/29/2006	153,600
100,000	AK Steel Corporation	7.750	6/15/2012	98,000
280,000	Appleton Papers, Inc.	8.125	6/15/2011	282,800
130,000	Appleton Papers, Inc.(e)	9.750	6/15/2014	131,300
410,000	Arch Western Finance, LLC(e)	6.750	7/1/2013	392,575
101,000	BCP Caylux Holdings Luxembourg SCA	9.625	6/15/2014	109,585
90,000	Buckeye Technologies, Inc.	8.000	10/15/2010	82,350
50,000	Buckeye Technologies, Inc.(c)	8.500	10/1/2013	47,500
410,000	Chaparral Steel Company	10.000	7/15/2013	446,900
160,000	Crystal US Holdings 3, LLC/Crystal US Sub 3
	Corporation(f)	Zero Coupon	10/1/2009	126,800
130,000	Domtar, Inc.	7.125	8/1/2015	113,100
100,000	Equistar Chemicals, LP	10.125	9/1/2008	105,250
100,000	Equistar Chemicals, LP	10.625	5/1/2011	107,375
90,000	Georgia-Pacific Corporation	8.125	5/15/2011	89,550
210,000	Graphic Packaging International Corporation(c)	9.500	8/15/2013	207,900
137,000	Huntsman International, LLC(c)	10.125	7/1/2009	139,055
290,000	IMCO Recycling, Inc.	10.375	10/15/2010	313,200
240,000	Ineos Group Holdings plc	8.500	2/15/2016	224,700
110,000	International Coal Group, Inc.	10.250	7/15/2014	109,862
80,000	Jefferson Smurfit Corporation	8.250	10/1/2012	75,000
140,000	Lyondell Chemical Company	10.500	6/1/2013	154,000
150,000	MacDermid, Inc.	9.125	7/15/2011	156,750

The accompanying Notes to Financial Statements are an integral part of this schedule.

180

Diversified Income Plus Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (91.2%)	Rate	Date	Value

Basic Materials — continued
$350,000	Massey Energy Company	6.875%	12/15/2013	$325,500
230,000	Metals USA, Inc.	11.125	12/1/2015	251,850
160,000	Nell AF SARL(c)	8.375	8/15/2015	153,800
140,000	Novelis, Inc.	7.250	2/15/2015	134,400
400,000	Ryerson, Inc.	8.250	12/15/2011	395,000

	Total Basic Materials			5,102,990

Capital Goods (7.6%)
240,000	Ahern Rentals, Inc.(e)	9.250	8/15/2013	242,400
60,000	Aleris International, Inc.(c)	9.000	11/15/2014	61,050
220,000	Allied Waste North America, Inc.	7.875	4/15/2013	220,000
350,000	Amsted Industries, Inc.(e)	10.250	10/15/2011	374,500
130,000	Ball Corporation	6.625	3/15/2018	121,225
110,000	Browning-Ferris Industries, Inc.	9.250	5/1/2021	111,650
110,000	Browning-Ferris Industries, Inc.	7.400	9/15/2035	97,900
260,000	Builders Firstsource, Inc.(d)	9.420	8/15/2006	266,500
550,000	Case New Holland, Inc.	9.250	8/1/2011	578,875
210,000	Case New Holland, Inc.	7.125	3/1/2014	200,550
160,000	Consolidated Container Company, LLC(f)	Zero Coupon	6/15/2007	151,200
120,000	Covalence Specialty Materials Corporation	10.250	3/1/2016	115,200
100,000	Crown Americas, Inc.(e)	7.625	11/15/2013	98,250
100,000	Crown Americas, Inc.	7.750	11/15/2015	98,500
480,000	Da-Lite Screen Company, Inc.	9.500	5/15/2011	508,800
160,000	DRS Technologies, Inc.	7.625	2/1/2018	159,200
390,000	Fastentech, Inc.	11.500	5/1/2011	397,800
95,000	Graham Packaging Company, Inc.(c)	9.875	10/15/2014	94,050
260,000	Invensys plc(c)	9.875	3/15/2011	282,100
80,000	K&F Acquisition, Inc.	7.750	11/15/2014	78,800
100,000	Legrand SA	8.500	2/15/2025	114,250
290,000	Mueller Group, Inc.	10.000	5/1/2012	311,750
160,000	Mueller Holdings, Inc.(f)	Zero Coupon	4/15/2009	134,400
310,000	NationsRent, Inc.	9.500	10/15/2010	330,150
80,000	NationsRent, Inc.	9.500	5/1/2015	84,600
70,000	Owens-Brockway Glass Container, Inc.	8.250	5/15/2013	70,175
210,000	Owens-Illinois, Inc.	7.500	5/15/2010	205,275
190,000	Plastipak Holdings, Inc.	8.500	12/15/2015	190,000
390,000	United Rentals North America, Inc.	6.500	2/15/2012	368,550

	Total Capital Goods			6,067,700

Communications Services (12.3%)
300,000	American Cellular Corporation(e)	10.000	8/1/2011	315,750
460,000	American Tower Corporation(e)	7.125	10/15/2012	458,850
270,000	American Towers, Inc.	7.250	12/1/2011	276,075
110,000	Cablevision Systems Corporation(c)	8.000	4/15/2012	108,488
390,338	CCH I, LLC	11.000	10/1/2015	341,545
350,000	Centennial Communications Corporation	8.125	2/1/2014	336,875

The accompanying Notes to Financial Statements are an integral part of this schedule.

181

Diversified Income Plus Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (91.2%)	Rate	Date	Value

Communications Services — continued
$130,000	Charter Communications Holdings, LLC(c)	8.750%	11/15/2013	$126,750
130,000	Charter Communications Operating, LLC	8.000	4/30/2012	129,350
475,000	Citizens Communications Company	9.250	5/15/2011	510,625
140,000	CSC Holdings, Inc.	7.625	4/1/2011	140,000
70,000	Dex Media West, LLC/Dex Media West Finance Company	9.875	8/15/2013	75,862
470,000	Dobson Cellular Systems	9.875	11/1/2012	495,850
350,000	Eircom Funding	8.250	8/15/2013	371,000
110,000	Houghton Mifflin Company	8.250	2/1/2011	111,375
90,000	Houghton Mifflin Company	9.875	2/1/2013	93,375
160,000	Insight Midwest, LP/Insight Capital, Inc.	10.500	11/1/2010	166,800
60,000	Intelsat Bermuda, Ltd.	9.250	6/15/2016	61,950
180,000	Intelsat Bermuda, Ltd.	11.250	6/15/2016	184,500
150,000	Intelsat Subsidiary Holding Company, Ltd.(c)	8.625	1/15/2015	150,375
390,000	IPCS Escrow Company	11.500	5/1/2012	434,850
170,000	Kabel Deutschland GmbH	10.625	7/1/2014	179,350
155,000	Morris Publishing Group, LLC	7.000	8/1/2013	147,250
135,000	PRIMEDIA, Inc.(d)	10.545	8/15/2006	137,869
280,000	Qwest Communications International, Inc.(d)	8.670	8/15/2006	285,250
240,000	Qwest Communications International, Inc.	7.250	2/15/2011	232,800
180,000	Qwest Communications International, Inc.(c)	7.500	2/15/2014	175,500
120,000	Qwest Corporation(d)	8.579	9/15/2006	126,900
830,000	Qwest Corporation	7.875	9/1/2011	840,375
180,000	Qwest Corporation	7.625	6/15/2015	177,750
200,000	R.H. Donnelley Corporation	6.875	1/15/2013	184,000
110,000	R.H. Donnelley Corporation	8.875	1/15/2016	110,962
180,000	Rogers Wireless Communications, Inc.	7.250	12/15/2012	181,350
405,000	Rogers Wireless Communications, Inc.	7.500	3/15/2015	409,050
220,000	Rural Cellular Corporation(c)	9.750	1/15/2010	219,175
235,000	Rural Cellular Corporation	9.875	2/1/2010	241,756
350,000	UbiquiTel Operating Company	9.875	3/1/2011	380,625
490,000	Valor Telecommunications Enterprises, LLC	7.750	2/15/2015	505,925
190,000	Videotron Ltee	6.875	1/15/2014	180,025
115,000	XM Satellite Radio, Inc.(d)	9.649	8/1/2006	105,512
35,000	XM Satellite Radio, Inc.(c)	9.750	5/1/2014	32,025
200,000	Zeus Special Subsidiary, Ltd.(f)	Zero Coupon	2/1/2010	138,000

	Total Communications Services			9,881,694

Consumer Cyclical (13.7%)
220,000	Allied Security Escrow Corporation	11.375	7/15/2011	213,400
180,000	American Casino & Entertainment Properties, LLC	7.850	2/1/2012	180,450
230,000	ArvinMeritor, Inc.	8.750	3/1/2012	224,250
450,000	Beazer Homes USA, Inc.(c)	8.625	5/15/2011	453,375
590,000	Bon-Ton Stores, Inc.(e)	10.250	3/15/2014	547,225
120,000	Boyd Gaming Corporation	7.750	12/15/2012	121,050
170,000	Buffets, Inc.(e)	11.250	7/15/2010	175,738
360,000	Buhrmann U.S., Inc.(c)	7.875	3/1/2015	355,500

The accompanying Notes to Financial Statements are an integral part of this schedule.

182

Diversified Income Plus Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (91.2%)	Rate	Date	Value

Consumer Cyclical — continued
$100,000	Circus & Eldorado Joint Venture/Silver Legacy
	Capital Corporation	10.125%	3/1/2012	$105,625
470,000	Dollarama Group, LP	8.875	8/15/2012	472,350
410,000	Ford Motor Credit Company(c,d)	9.473	7/17/2006	416,281
130,000	Ford Motor Credit Company	9.750	9/15/2010	126,670
220,000	Gaylord Entertainment Company	6.750	11/15/2014	206,250
1,930,000	General Motors Acceptance Corporation(e)	6.875	9/15/2011	1,841,529
110,000	General Motors Corporation(c)	7.200	1/15/2011	97,350
260,000	General Motors Corporation(c)	8.250	7/15/2023	204,750
410,000	Group 1 Automotive, Inc.	8.250	8/15/2013	414,100
160,000	Host Marriott, LP	6.750	6/1/2016	152,600
590,000	IAAI Finance Corporation	11.000	4/1/2013	581,150
140,000	Jacobs Entertainment, Inc.	9.750	6/15/2014	140,700
120,000	Jean Coutu Group (PJC), Inc.(c)	8.500	8/1/2014	110,400
210,000	K Hovnanian Enterprises, Inc.(c)	7.500	5/15/2016	194,775
470,000	KB Home	6.250	6/15/2015	417,894
140,000	Kerzner International, Ltd.	6.750	10/1/2015	146,125
110,000	Lear Corporation	8.110	5/15/2009	107,250
210,000	MGM MIRAGE	6.750	4/1/2013	200,288
200,000	MGM MIRAGE	5.875	2/27/2014	179,250
240,000	NCL Corporation	10.625	7/15/2014	235,800
200,000	Nebraska Book Company, Inc.	8.625	3/15/2012	186,000
190,000	Poster Financial Group, Inc.	8.750	12/1/2011	197,600
640,000	Rent-Way, Inc.	11.875	6/15/2010	658,400
246,000	TRW Automotive, Inc.	9.375	2/15/2013	261,375
260,000	Tunica Biloxi Gaming Authority	9.000	11/15/2015	266,500
180,000	Universal City Florida Holding Company I/II(d)	9.899	8/1/2006	185,850
130,000	VICORP Restaurants, Inc.(c)	10.500	4/15/2011	115,700
120,000	Walt Disney Company, Convertible	2.125	4/15/2023	132,150
150,000	Warnaco, Inc.	8.875	6/15/2013	152,250
235,000	WMG Holdings Corporation(f)	Zero Coupon	12/15/2009	169,200

	Total Consumer Cyclical			10,947,150

Consumer Non-Cyclical (3.6%)
40,000	DaVita, Inc.	6.625	3/15/2013	38,000
80,000	DaVita, Inc.	7.250	3/15/2015	76,800
90,000	Elan Finance Corporation, Ltd.	7.750	11/15/2011	85,950
90,000	Elan Finance plc/Elan Finance Corporation(c,d)	9.170	8/15/2006	90,900
350,000	Fisher Scientific International, Inc.	6.125	7/1/2015	337,312
170,000	IASIS Healthcare, LLC (IASIS Capital Corporation)	8.750	6/15/2014	166,600
230,000	Jostens Holding Corporation(f)	Zero Coupon	12/1/2008	180,550
400,000	Michael Foods, Inc.	8.000	11/15/2013	393,000
150,000	Multiplan, Inc.	10.375	4/15/2016	151,875
110,000	Omnicare, Inc.	6.750	12/15/2013	104,775

The accompanying Notes to Financial Statements are an integral part of this schedule.

183

Diversified Income Plus Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (91.2%)	Rate	Date	Value

Consumer Non-Cyclical — continued
$110,000	Smithfield Foods, Inc.	8.000%	10/15/2009	$111,100
110,000	Stater Brothers Holdings, Inc.	8.125	6/15/2012	108,625
190,000	Triad Hospitals, Inc.	7.000	5/15/2012	189,050
160,000	US Oncology Holdings, Inc.(d)	10.320	9/15/2006	163,200
90,000	US Oncology, Inc.	9.000	8/15/2012	93,600
160,000	Vanguard Health Holding Company II, LLC	9.000	10/1/2014	159,600
170,000	Ventas Realty, LP/Ventas Capital Corporation	6.500	6/1/2016	162,988
250,000	Warner Chilcott Corporation	8.750	2/1/2015	257,500

	Total Consumer Non-Cyclical			2,871,425

Energy (2.5%)
80,000	Chesapeake Energy Corporation	6.375	6/15/2015	74,200
140,000	Chesapeake Energy Corporation	6.250	1/15/2018	127,750
160,000	Compton Petroleum Finance Corporation	7.625	12/1/2013	152,800
155,000	Denbury Resources, Inc.	7.500	12/15/2015	154,225
140,000	Harvest Operations Corporation(c)	7.875	10/15/2011	133,000
160,000	Hornbeck Offshore Services, Inc.	6.125	12/1/2014	148,400
460,000	Ocean Rig Norway AS	8.375	7/1/2013	471,500
150,000	PHI, Inc.	7.125	4/15/2013	141,375
60,000	Pioneer Natural Resources Company(c)	5.875	7/15/2016	54,634
100,000	Pioneer Natural Resources Company	6.875	5/1/2018	96,360
140,000	Pride International, Inc.	7.375	7/15/2014	140,700
150,000	Western Oil Sands, Inc.	8.375	5/1/2012	159,375
200,000	Whiting Petroleum Corporation	7.250	5/1/2012	192,000

	Total Energy			2,046,319

Financials (2.8%)
145,000	American Financial Group, Inc., Convertible(f)	1.486	6/2/2008	73,769
85,000	Fairfax Financial Holdings, Ltd., Convertible	5.000	7/15/2023	74,694
300,000	FTI Consulting, Inc.	7.625	6/15/2013	303,750
420,000	Lincoln National Corporation(c)	7.000	5/17/2016	416,742
420,000	Rabobank Capital Funding Trust	5.254	10/21/2016	384,757
420,000	RBS Capital Trust I	5.512	9/30/2014	391,560
180,000	Residential Capital Corporation(d)	6.898	7/17/2006	179,990
420,000	Wachovia Capital Trust III(b,d)	5.800	3/15/2011	407,569

	Total Financials			2,232,831

Materials (0.4%)
320,000	Drummond Company, Inc.	7.375	2/15/2016	296,800

	Total Materials			296,800

The accompanying Notes to Financial Statements are an integral part of this schedule.

184

Diversified Income Plus Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (91.2%)	Rate	Date	Value

Mortgage-Backed Securities (5.4%)
$4,200,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through(g)	7.000%	7/1/2036	$4,295,810

	Total Mortgage-Backed Securities			4,295,810

Technology (3.6%)
340,000	Avago Technologies Finance Pte(c,d)	10.731	9/1/2006	356,150
80,000	Electronic Data Systems Corporation, Convertible(c)	3.875	7/15/2023	79,400
90,000	Freescale Semiconductor, Inc.	6.875	7/15/2011	90,450
220,000	Freescale Semiconductor, Inc.	7.125	7/15/2014	222,200
83,000	Intel Corporation, Convertible(c)	2.950	12/15/2035	69,824
340,000	MagnaChip Semiconductor SA/MagnaChip
	Semiconductor Finance Company(d)	8.579	9/15/2006	323,000
240,000	SunGard Data Systems, Inc.	9.125	8/15/2013	249,000
210,000	SunGard Data Systems, Inc.	10.250	8/15/2015	217,088
540,000	UGS Corporation	10.000	6/1/2012	580,500
90,000	Unisys Corporation	7.875	4/1/2008	90,000
260,000	Unisys Corporation	6.875	3/15/2010	242,775
400,000	Xerox Corporation	7.625	6/15/2013	403,000

	Total Technology			2,923,387

Transportation (2.2%)
160,000	CHC Helicopter Corporation	7.375	5/1/2014	153,600
170,000	Delta Air Lines, Inc.	7.111	9/18/2011	170,960
260,000	Hertz Corporation	8.875	1/1/2014	266,500
430,000	Hertz Corporation(c)	10.500	1/1/2016	455,800
150,000	H-Lines Finance Holding Corporation(f)	Zero Coupon	4/1/2008	128,625
260,000	Horizon Lines, LLC	9.000	11/1/2012	263,900
303,322	Piper Jaffray Equipment Trust Securities	7.000	9/10/2013	300,288

	Total Transportation			1,739,673

Utilities (5.5%)
70,000	AES Corporation	8.875	2/15/2011	73,500
170,000	AES Corporation(h)	8.750	5/15/2013	181,900
185,000	AmeriGas Partners, LP	7.250	5/20/2015	174,825
140,000	Calpine Generating Company, LLC (d,i)	14.120	10/1/2006	146,650
150,000	Calpine Generating Company, LLC (d,i)	10.859	8/1/2006	155,625
366,765	CE Generation, LLC	7.416	12/15/2018	374,369
350,000	Colorado Interstate Gas Company	6.800	11/15/2015	337,346
70,000	Consumers Energy Company(c)	6.300	2/1/2012	66,150
83,000	Dominion Resources, Inc., Convertible(c)	2.125	12/15/2023	87,565
110,000	Dynegy Holdings, Inc.	6.875	4/1/2011	103,950
120,000	Edison Mission Energy	7.500	6/15/2013	117,600
130,000	Edison Mission Energy	7.750	6/15/2016	127,725

The accompanying Notes to Financial Statements are an integral part of this schedule.

185

Diversified Income Plus Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (91.2%)	Rate	Date	Value

Utilities — continued
$175,000	El Paso Natural Gas Corporation	7.625%	8/1/2010	$178,062
95,000	Midwest Generation, LLC	8.750	5/1/2034	100,700
70,000	Mirant North America, LLC	7.375	12/31/2013	67,550
150,000	Mission Energy Holding Company	13.500	7/15/2008	167,250
330,000	NRG Energy, Inc.	7.375	2/1/2016	321,750
110,000	Pacific Energy Partners, LP/Pacific Energy
	Finance Corporation	7.125	6/15/2014	111,100
150,000	Pacific Energy Partners, LP/Pacific Energy
	Finance Corporation	6.250	9/15/2015	145,500
105,000	Reliant Energy Resources Corporation	6.750	12/15/2014	96,600
150,000	SemGroup, LP	8.750	11/15/2015	149,250
350,000	Sonat, Inc.	7.625	7/15/2011	353,500
490,000	Southern Natural Gas Company	7.350	2/15/2031	470,151
290,000	Williams Companies, Inc.	8.750	3/15/2032	315,375

	Total Utilities			4,423,993

	Total Long-Term Fixed Income (cost $73,336,526)			73,004,272

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (3.3%)	Rate(j)	Date	Value

2,632,438	Thrivent Financial Securities Lending Trust	5.230%	N/A	$2,632,438

	Total Collateral Held for Securities Loaned
	(cost $2,632,438)			2,632,438

The accompanying Notes to Financial Statements are an integral part of this schedule.

186

Diversified Income Plus Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (16.4%)	Rate(j)	Date	Value

$3,000,000	Corporate Asset Finance Company, LLC	5.270%	7/3/2006	$2,999,122
3,000,000	Grampian Funding, LLC	5.280	7/5/2006	2,998,240
3,505,000	Jupiter Securitization Company, LLC	5.350	7/3/2006	3,503,972
3,644,343	Thrivent Money Market Portfolio(h)	4.950	N/A	3,644,343

	Total Short-Term Investments (at amortized cost)			13,145,677

	Total Investments (cost $90,663,653) 112.7%			$90,255,350

	Other Assets and Liabilities, Net (12.7%)			(10,159,758)

	Total Net Assets 100.0%			$80,095,592

(a) The categories of investments are shown as a percentage of total net assets.

(b) Non-income producing security.

(c) All or a portion of the security is on loan as discussed in item 2(L) of the Notes to Financial Statements.

(d) Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(e) Designated as cover for long settling trades as discussed in the Notes to Financial Statements.

(f) Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

(g) Denotes investments purchased on a when-issued basis.

(h)At June 30, 2006, $181,900 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, all or a portion of the denoted securities, valued at $3,644,343, were earmarked as collateral to cover open financial futures contracts as follows:

					Notional
	Number of	Expiration			Principal	Unrealized
Type	Contracts	Date	Position	Value	Amount	Gain

S&P 500 Mini-Futures	7	September 2006	Long	$447,791	$446,828	$963

(i) In bankruptcy.

(j) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(k) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$861,756
Gross unrealized depreciation	(1,270,059)

Net unrealized appreciation (depreciation)	($408,303)
Cost for federal income tax purposes	$90,663,653

The accompanying Notes to Financial Statements are an integral part of this schedule.

187

Income Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (105.6%)	Rate	Date	Value

Asset-Backed Securities (9.9%)
$10,000,000	Chase Funding Issuance Trust(b,c)	5.189%	7/15/2006	$9,998,900
362,500	Chase Funding Mortgage Loan Asset-Backed Certificates	2.734	9/25/2024	361,223
1,529,661	Countrywide Asset-Backed Certificates	3.683	8/25/2024	1,524,248
3,482,643	Countrywide Asset-Backed Certificates(d)	3.903	1/25/2031	3,448,799
5,000,000	Credit-Based Asset Servicing and Securitization, LLC(b)	5.433	7/25/2006	4,999,895
10,000,000	DaimlerChrysler Master Owner Trust(b,d)	5.249	7/15/2006	10,001,030
4,500,000	First Franklin Mortgage Loan Asset-Backed Certificates(b)	5.413	7/25/2006	4,499,906
3,000,000	GE Commercial Loan Trust	5.600	4/19/2015	3,000,000
10,000,000	GE Dealer Floorplan Master Note Trust(b,c)	5.307	7/20/2006	10,002,300
10,000,000	GMAC Mortgage Corporation Loan Trust(b,d)	5.413	7/25/2006	9,999,790
2,000,000	Option One Mortgage Loan Trust(b,c)	5.483	7/25/2006	2,001,334
4,398,721	Popular ABS Mortgage Pass-Through Trust(b)	5.433	7/25/2006	4,398,426
6,917,444	Popular ABS Mortgage Pass-Through Trust(b)	5.453	7/25/2006	6,919,028
6,332,504	Residential Asset Mortgage Products, Inc.(b)	5.433	7/25/2006	6,333,663
980,480	Residential Asset Securities Corporation	3.250	5/25/2029	976,306
1,232,366	Structured Asset Investment Loan Trust(b)	5.403	7/25/2006	1,232,417
8,000,000	Thornburg Mortgage Securities Trust(b)	5.431	7/25/2006	8,000,000
9,000,000	Zuni Mortgage Loan Trust(b)	5.463	7/25/2006	9,000,000

	Total Asset-Backed Securities			96,697,265

Basic Materials (2.0%)
1,800,000	Crystal US Holdings 3, LLC(e)	10.500	10/1/2009	1,408,500
3,000,000	Falconbridge, Ltd.	6.000	10/15/2015	2,856,492
5,000,000	Glencore Funding, LLC(c)	6.000	4/15/2014	4,566,425
4,400,000	Lubrizol Corporation(c)	5.500	10/1/2014	4,151,743
3,000,000	Nell AF SARL(f)	8.375	8/15/2015	2,883,750
3,500,000	Precision Castparts Corporation	5.600	12/15/2013	3,378,340

	Total Basic Materials			19,245,250

Capital Goods (2.1%)
3,900,000	Boeing Capital Corporation(c,d)	6.500	2/15/2012	4,033,977
4,199,000	Goodrich Corporation	6.800	7/1/2036	4,188,301
2,015,000	Lockheed Martin Corporation(c)	8.500	12/1/2029	2,536,160
5,250,000	Oakmont Asset Trust	4.514	12/22/2008	5,057,467
4,322,065	Systems 2001 Asset Trust, LLC(d)	6.664	9/15/2013	4,450,517

	Total Capital Goods			20,266,422

Commercial Mortgage-Backed Securities (12.5%)
10,000,000	Banc of America Commercial Mortgage, Inc.(d)	5.001	9/10/2010	9,716,930
5,395,000	Banc of America Commercial Mortgage, Inc.(c)	4.037	11/10/2039	5,098,890
614,648	Banc of America Commercial Mortgage, Inc.	3.366	7/11/2043	606,476
3,000,000	Banc of America Commercial Mortgage, Inc.	5.118	7/11/2043	2,907,633
11,149,392	Banc of America Mortgage Securities, Inc.(c)	4.820	9/25/2035	10,843,296
5,000,000	Citigroup Mortgage Loan Trust, Inc.(d)	5.536	3/1/2036	4,956,165
3,619,814	Commercial Mortgage Pass-Through Certificates(b)	5.299	7/15/2006	3,620,313

The accompanying Notes to Financial Statements are an integral part of this schedule.

188

Income Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (105.6%)	Rate	Date	Value

Commercial Mortgage-Backed Securities — continued
$5,571,561	HomeBanc Mortgage Trust	6.106%	4/25/2037	$5,583,233
5,500,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation	4.302	1/15/2038	5,156,030
4,250,000	LB-UBS Commercial Mortgage Trust(d)	3.323	3/15/2027	4,093,056
5,564,122	Lehman Brothers “CALSTRS” Mortgage Trust(d)	3.988	11/20/2012	5,442,351
8,453,200	Merrill Lynch Mortgage Investors, Inc.	4.883	6/25/2035	8,254,989
6,250,000	Merrill Lynch Mortgage Trust	4.099	11/15/2010	6,125,438
6,000,000	Merrill Lynch Mortgage Trust	4.747	5/12/2043	5,528,820
8,625,000	Merrill Lynch Mortgage Trust	5.440	1/12/2044	8,261,361
8,153,205	Wachovia Bank Commercial Mortgage Loan Trust	5.619	5/20/2036	8,079,777
7,238,621	Wachovia Bank Commercial Mortgage Trust(b)	5.299	7/15/2006	7,238,939
8,612,993	Wachovia Bank Commercial Mortgage Trust(b)	5.399	7/15/2006	8,615,086
4,791,048	Washington Mutual Asset Securities Corporation	3.830	1/25/2035	4,557,609
2,968,685	Washington Mutual Mortgage Pass-Through Certificates(b)	5.613	7/25/2006	2,986,007
4,222,762	Washington Mutual Mortgage Pass-Through Certificates	4.839	9/25/2035	4,146,022

	Total Commercial Mortgage-Backed Securities			121,818,421

Communications Services (7.6%)
1,870,000	AT&T Corporation(d)	8.000	11/15/2031	2,146,953
6,000,000	British Telecom plc(c,d)	8.375	12/15/2010	6,587,214
3,500,000	Citizens Communications Company(c,d)	9.250	5/15/2011	3,762,500
1,750,000	Comcast Corporation(d)	5.900	3/15/2016	1,681,360
6,000,000	Cox Communications, Inc.	4.625	6/1/2013	5,385,420
1,800,000	Embarq Corporation(c)	7.082	6/1/2016	1,790,113
1,050,000	Embarq Corporation(c)	7.995	6/1/2036	1,055,358
3,850,000	New Cingular Wireless Services, Inc.(d)	8.125	5/1/2012	4,236,679
1,350,000	New Cingular Wireless Services, Inc.(d)	8.750	3/1/2031	1,655,132
3,800,000	News America, Inc.(c)	6.400	12/15/2035	3,514,639
6,385,000	Nextel Communications, Inc.	7.375	8/1/2015	6,499,151
2,750,000	Nextel Partners, Inc.	8.125	7/1/2011	2,877,188
4,800,000	Qwest Corporation(c)	8.875	3/15/2012	5,064,000
3,000,000	Rogers Wireless Communications, Inc.	6.375	3/1/2014	2,857,500
5,000,000	TCI Communications, Inc.	8.750	8/1/2015	5,712,845
3,000,000	Telecom Italia Capital SA	5.250	11/15/2013	2,773,401
3,250,000	Telecom Italia Capital SA	5.250	10/1/2015	2,941,660
4,200,000	Telefonica Emisones SAU	5.984	6/20/2011	4,184,586
2,500,000	Telefonos de Mexico SA de CV	4.750	1/27/2010	2,380,832
1,850,000	Time Warner Entertainment Company, LP	8.375	3/15/2023	2,057,148
4,555,000	Verizon Communications, Inc.	5.550	2/15/2016	4,270,946

	Total Communications Services			73,434,625

Consumer Cyclical (7.1%)
1,800,000	Caesars Entertainment, Inc.	7.500	9/1/2009	1,868,794
3,600,000	Centex Corporation(d)	6.500	5/1/2016	3,498,109
8,500,000	Ford Credit Floor Plan Master Owner Trust(b)	5.482	7/15/2006	8,500,000
3,150,000	Ford Motor Credit Company(d)	6.625	6/16/2008	2,998,151

The accompanying Notes to Financial Statements are an integral part of this schedule.

189

Income Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (105.6%)	Rate	Date	Value

Consumer Cyclical — continued
$2,100,000	Gap, Inc.(c,d)	9.550%	12/15/2008	$2,258,550
12,470,000	General Motors Acceptance Corporation(d)	6.875	9/15/2011	11,898,375
2,310,000	General Motors Acceptance Corporation	8.000	11/1/2031	2,220,256
2,500,000	Harrah’s Operating Company, Inc.(d)	5.750	10/1/2017	2,277,460
4,000,000	Home Depot, Inc.(d)	5.400	3/1/2016	3,834,324
3,000,000	Marriott International, Inc.	7.000	1/15/2008	3,049,662
4,200,000	May Department Stores Company	4.800	7/15/2009	4,084,542
5,285,000	May Department Stores Company	5.750	7/15/2014	5,133,056
2,400,000	MGM Mirage(c)	6.750	4/1/2013	2,289,000
4,100,000	Nissan Motor Acceptance Corporation	5.625	3/14/2011	4,033,133
3,000,000	Royal Caribbean Cruises, Ltd.	7.250	6/15/2016	2,970,795
3,000,000	Starwood Hotels & Resorts Worldwide, Inc.	7.875	5/1/2012	3,131,250
2,180,000	Viacom, Inc.	5.750	4/30/2011	2,141,235
1,330,000	Viacom, Inc.	6.250	4/30/2016	1,291,096
1,200,000	Yum! Brands, Inc.	6.250	4/15/2016	1,187,772

	Total Consumer Cyclical			68,665,560

Consumer Non-Cyclical (3.9%)
5,600,000	Abbott Laboratories(c,d)	5.600	5/15/2011	5,569,004
3,225,000	Aetna, Inc.(d)	6.000	6/15/2016	3,178,263
925,000	Aetna, Inc.	6.625	6/15/2036	914,966
1,200,000	AmerisourceBergen Corporation	5.625	9/15/2012	1,146,000
1,200,000	AmerisourceBergen Corporation	5.875	9/15/2015	1,131,000
1,250,000	Boston Scientific Corporation(c)	7.000	11/15/2035	1,197,468
4,200,000	Coventry Health Care, Inc.(d)	5.875	1/15/2012	4,032,000
2,685,000	Fortune Brands, Inc.(c)	5.875	1/15/2036	2,339,900
2,300,000	HCA, Inc.(d)	7.690	6/15/2025	2,173,475
1,000,000	Hospira, Inc.(c)	4.950	6/15/2009	976,338
3,500,000	Quest Diagnostic, Inc.	5.450	11/1/2015	3,318,318
4,800,000	SABMiller plc(g)	6.200	7/1/2011	4,826,544
6,750,000	Wyeth(c,d)	6.950	3/15/2011	7,041,614

	Total Consumer Non-Cyclical			37,844,890

Energy (5.1%)
4,215,000	Boardwalk Pipelines, LLC(c)	5.500	2/1/2017	3,976,022
3,000,000	Chesapeake Energy Corporation	7.625	7/15/2013	3,018,750
1,550,000	Consolidated Natural Gas Company(c)	5.000	12/1/2014	1,425,785
2,700,000	Denbury Resources, Inc.(d)	7.500	12/15/2015	2,686,500
4,800,000	Enterprise Products Operating, LP(d)	5.600	10/15/2014	4,543,934
4,800,000	Kinder Morgan Energy Partners, LP	5.125	11/15/2014	4,382,002
2,700,000	Magellan Midstream Partners, LP	6.450	6/1/2014	2,718,292
3,875,000	Plains All American Pipeline, LP/PAA Finance Corporation	5.625	12/15/2013	3,723,720
2,500,000	Premcor Refining Group, Inc.	6.125	5/1/2011	2,508,862
2,800,000	Premcor Refining Group, Inc.	6.750	5/1/2014	2,828,193
5,150,000	Ras Laffan Liquefied Natural Gas Company, Ltd. II	5.298	9/30/2020	4,798,770
1,650,000	Southern California Gas Company	5.750	11/15/2035	1,550,251

The accompanying Notes to Financial Statements are an integral part of this schedule.

190

Income Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (105.6%)	Rate	Date	Value

Energy — continued
$1,850,000	Southern Natural Gas Company	8.875%	3/15/2010	$1,954,068
3,000,000	Transcontinental Gas Pipe Corporation	8.875	7/15/2012	3,307,500
900,000	Transcontinental Gas Pipe Corporation	6.400	4/15/2016	861,750
2,350,000	XTO Energy, Inc.	5.000	1/31/2015	2,148,551
3,650,000	XTO Energy, Inc.	5.300	6/30/2015	3,392,978

	Total Energy			49,825,928

Financials (17.9%)
2,400,000	Ace INA Holdings, Inc.	6.700	5/15/2036	2,301,451
2,600,000	American International Group, Inc.	6.250	5/1/2036	2,491,918
3,100,000	Archstone-Smith Operating Trust	5.625	8/15/2014	3,013,631
2,430,000	BAC Capital Trust XI(c)	6.625	5/23/2036	2,400,480
3,500,000	Barnett Capital I(d)	8.060	12/1/2026	3,664,906
3,350,000	BNP Paribas SA	5.186	6/29/2015	3,037,254
2,400,000	Capital One Financial Corporation(d)	6.250	11/15/2013	2,417,693
4,275,000	CIT Group, Inc.(d)	7.750	4/2/2012	4,634,237
3,000,000	Corestates Capital Trust I(d)	8.000	12/15/2026	3,135,516
6,000,000	Credit Suisse USA, Inc.(d)	5.250	3/2/2011	5,864,772
2,400,000	EOP Operating, LP(d)	4.650	10/1/2010	2,275,589
1,800,000	EOP Operating, LP(d)	7.875	7/15/2031	1,975,642
2,500,000	ERP Operating, LP(d)	5.125	3/15/2016	2,310,020
5,000,000	General Electric Capital Corporation(d)	4.375	3/3/2012	4,668,410
5,500,000	Goldman Sachs Group, Inc.(c)	5.125	1/15/2015	5,141,834
9,000,000	Greenwich Capital Commercial Funding Corporation(g)	6.110	6/10/2016	9,054,844
7,000,000	HSBC Capital Funding, LP/Jersey Channel Islands(d)	9.547	6/30/2010	7,844,452
2,000,000	HSBC Holdings plc	6.500	5/2/2036	1,966,156
750,000	International Lease Finance Corporation(c)	4.875	9/1/2010	725,403
2,500,000	International Lease Finance Corporation	5.750	6/15/2011	2,481,632
4,410,000	J.P. Morgan Chase Bank, NA	5.875	6/13/2016	4,349,693
2,400,000	Lehman Brothers Holdings, Inc.	5.500	4/4/2016	2,293,318
4,600,000	Lincoln National Corporation	7.000	5/17/2016	4,564,322
2,750,000	Marsh & McLennan Companies, Inc.	5.750	9/15/2015	2,595,937
2,370,000	Merrill Lynch & Company, Inc.	6.050	5/16/2016	2,354,389
3,770,000	Mitsubishi UFG Capital Finance, Ltd.	6.346	7/25/2016	3,636,504
3,320,000	Montpelier Re Holdings, Ltd.	6.125	8/15/2013	3,081,133
3,085,000	Monumental Global Funding II(d)	4.625	3/15/2010	2,972,188
2,400,000	Morgan Stanley	3.875	1/15/2009	2,302,608
2,670,000	ProLogis	5.500	4/1/2012	2,599,317
2,600,000	ProLogis	5.625	11/15/2015	2,482,600
3,000,000	Protective Life Secured Trust	4.850	8/16/2010	2,919,741
2,500,000	Prudential Financial, Inc.	4.750	6/13/2015	2,284,925
1,095,000	Prudential Financial, Inc.	5.900	3/17/2036	1,008,936
3,750,000	RBS Capital Trust I	5.512	9/30/2014	3,496,072
5,040,000	Residential Capital Corporation(b)	6.168	7/17/2006	5,027,042
3,300,000	Residential Capital Corporation(b)	6.898	7/17/2006	3,299,818
5,000,000	Residential Capital Corporation	6.375	6/30/2010	4,931,955

The accompanying Notes to Financial Statements are an integral part of this schedule.

191

Income Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (105.6%)	Rate	Date	Value

Financials — continued
$2,100,000	Residential Capital Corporation	6.000%	2/22/2011	$2,034,848
2,100,000	Residential Capital Corporation	6.500	4/17/2013	2,060,827
3,000,000	Resona Bank, Ltd.	5.850	4/15/2016	2,791,122
3,500,000	Simon Property Group, LP(c)	4.600	6/15/2010	3,354,176
2,100,000	Simon Property Group, LP	5.375	6/1/2011	2,047,074
2,280,000	Simon Property Group, LP	5.750	12/1/2015	2,206,320
1,400,000	St. Paul Companies, Inc.	6.250	6/20/2016	1,393,991
4,200,000	Swiss RE Capital I LP	6.854	5/25/2016	4,122,052
3,000,000	Travelers Property Casualty Corporation	5.000	3/15/2013	2,852,526
3,825,000	Wachovia Bank NA	4.875	2/1/2015	3,539,781
3,585,000	Wachovia Capital Trust III(h)	5.800	3/15/2011	3,478,891
1,550,000	Washington Mutual Bank	5.950	5/20/2013	1,532,031
3,000,000	Washington Mutual, Inc.	5.250	9/15/2017	2,740,437
6,000,000	Wells Fargo Capital	7.730	12/1/2026	6,266,814
3,300,000	Willis Group North America, Inc.	5.625	7/15/2015	3,064,667
2,500,000	ZFS Finance USA Trust I(f)	6.150	12/15/2010	2,395,178

	Total Financials			173,487,073

Foreign (0.7%)
343,750	Pemex Finance, Ltd.	8.450	2/15/2007	347,263
5,700,000	Pemex Finance, Ltd.(d)	9.030	2/15/2011	6,044,052

	Total Foreign			6,391,315

Mortgage-Backed Securities (16.3%)
39,500,000	Federal National Mortgage Association
	Conventional 15-Yr. Pass Through(g)	6.000	8/1/2021	39,598,750
81,000,000	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through(g)	5.500	7/1/2036	77,785,272
40,500,000	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through(g)	6.500	7/1/2036	40,702,500

	Total Mortgage-Backed Securities			158,086,522

Transportation (2.9%)
2,000,000	FedEx Corporation(d)	3.500	4/1/2009	1,889,636
4,001,118	FedEx Corporation	6.845	1/15/2019	4,177,487
3,994,254	FedEx Corporation	6.720	1/15/2022	4,152,546
2,750,000	Hertz Corporation(c)	8.875	1/1/2014	2,818,750
7,000,000	Northwest Airlines, Inc.(i)	6.841	4/1/2011	6,965,000
6,500,000	Southwest Airlines Company(c)	5.496	11/1/2006	6,501,788
1,825,000	Union Pacific Corporation	3.875	2/15/2009	1,744,698

	Total Transportation			28,249,905

The accompanying Notes to Financial Statements are an integral part of this schedule.

192

Income Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (105.6%)	Rate	Date	Value

U.S. Government (11.3%)
$5,000,000	Federal Home Loan Bank	5.625%	6/13/2016	$4,938,425
2,500,000	Federal Home Loan Mortgage Corporation	5.400	2/28/2011	2,474,282
22,500,000	Federal National Mortgage Association	5.300	2/22/2011	22,110,908
2,165,000	U.S. Treasury Bonds(f)	7.625	2/15/2025	2,749,550
16,985,000	U.S. Treasury Bonds(f)	6.125	8/15/2029	18,885,197
1,895,000	U.S. Treasury Bonds(f)	5.375	2/15/2031	1,927,719
3,200,000	U.S. Treasury Bonds(f)	4.500	2/15/2036	2,869,251
1,000,000	U.S. Treasury Notes(f)	4.625	3/31/2008	990,547
2,200,000	U.S. Treasury Notes	4.875	5/31/2011	2,177,657
1,165,000	U.S. Treasury Notes(f)	4.375	8/15/2012	1,120,675
8,350,000	U.S. Treasury Notes(f)	4.250	8/15/2013	7,922,062
17,105,000	U.S. Treasury Notes(f)	4.500	11/15/2015	16,292,512
615,000	U.S. Treasury Notes(f)	4.500	2/15/2016	585,115
38,000,000	U.S. Treasury Principal Strips(c,f)	Zero Coupon	11/15/2022	15,912,424
12,750,000	U.S. Treasury Strips(f)	Zero Coupon	2/15/2013	9,125,035

	Total U.S. Government			110,081,359

Utilities (6.3%)
2,500,000	Carolina Power & Light, Inc.	5.150	4/1/2015	2,353,822
3,000,000	CenterPoint Energy, Inc.(c)	7.250	9/1/2010	3,123,438
3,000,000	CenterPoint Energy, Inc.(d)	6.850	6/1/2015	3,086,406
3,950,000	Cleveland Electric Illuminating Company(d)	7.430	11/1/2009	4,140,078
3,000,000	CMS Energy Corporation(f)	6.875	12/15/2015	2,850,000
5,000,000	Duke Capital, LLC(d)	5.668	8/15/2014	4,833,245
1,500,000	Exelon Corporation(d)	6.750	5/1/2011	1,550,108
3,500,000	Exelon Corporation	4.900	6/15/2015	3,195,836
1,490,000	FirstEnergy Corporation	7.375	11/15/2031	1,598,548
1,800,000	Florida Power & Light Company	6.200	6/1/2036	1,787,994
1,575,000	MidAmerican Energy Holdings Company(d)	7.630	10/15/2007	1,608,696
2,300,000	MidAmerican Energy Holdings Company	3.500	5/15/2008	2,206,661
6,450,000	NiSource Finance Corporation	7.875	11/15/2010	6,900,391
2,000,000	NRG Energy, Inc.(c)	7.250	2/1/2014	1,950,000
1,500,000	NRG Energy, Inc.	7.375	2/1/2016	1,462,500
3,000,000	Power Contract Financing, LLC(d)	6.256	2/1/2010	2,999,220
3,856,625	Power Receivables Finance, LLC(d)	6.290	1/1/2012	3,841,854
900,000	Progress Energy, Inc.	7.750	3/1/2031	1,003,871
4,800,000	PSEG Power, LLC(f)	5.000	4/1/2014	4,427,851
1,600,000	TECO Energy, Inc.	7.200	5/1/2011	1,610,000
2,580,000	Virginia Electric & Power Company	6.000	1/15/2036	2,358,435
2,500,000	Westar Energy, Inc.	5.150	1/1/2017	2,287,322

	Total Utilities			61,176,276

	Total Long-Term Fixed Income
	(cost $1,044,950,264)			1,025,270,811

The accompanying Notes to Financial Statements are an integral part of this schedule.

193

Income Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (8.6%)	Rate(j)	Date	Value

83,533,870	Thrivent Financial Securities Lending Trust	5.230%	N/A	$83,533,870

	Total Collateral Held for Securities Loaned
	(cost $83,533,870)			83,533,870

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (10.3%)	Rate(j)	Date	Value

$7,008,000	Chariot Funding, LLC(d)	5.290%	7/25/2006	$6,983,285
10,000,000	Falcon Asset Securitization Corporation, LLC	5.150	7/14/2006	9,981,403
10,000,000	Grampian Funding, LLC	5.280	7/5/2006	9,994,133
10,000,000	Grampian Funding, LLC(c)	5.250	7/13/2006	9,982,500
1,625,000	Jupiter Securitization Company, LLC	5.350	7/3/2006	1,624,517
5,120,000	Mid-States Corporate Federal Credit Union	5.280	7/25/2006	5,101,978
15,000,000	Preferred Receivables Funding Corporation, LLC	5.160	7/14/2006	14,972,050
4,837,000	Ranger Funding Company, LLC	5.200	7/13/2006	4,828,616
12,791,475	Thrivent Money Market Portfolio	4.950	N/A	12,791,475
19,065,000	Total Capital SA	5.270	7/3/2006	19,059,418
4,000,000	Windmill Funding	5.220	7/27/2006	3,984,920
1,058,000	Yorktown Capital, LLC	5.180	7/14/2006	1,056,021

	Total Short-Term Investments (at amortized cost)			100,360,316

	Total Investments (cost $1,229,541,144) 124.5%			$1,209,164,997

	Other Assets and Liabilities, Net (24.5%)			(238,339,675)

	Total Net Assets 100.0%			$970,825,322

(a) The categories of investments are shown as a percentage of total net assets.

(b) Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(c) At June 30, 2006, $1,465,618 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, all or a portion of the denoted securities, valued at $96,451,838 were earmarked as collateral to cover open financial futures contracts as follows:

					Notional
	Number of	Expiration			Principal	Unrealized
Type	Contracts	Date	Position	Value	Amount	Gain

S&P 500 Mini-Futures	152	September 2006	Long	$9,723,440	$9,591,580	$131,860
U.S. Treasury Bond Futures 5 yr.	110	September 2006	Short	$(11,374,687)	$(11,396,757)	$22,070
U.S. Treasury Bond Futures 10 yr.	270	September 2006	Short	$(28,312,033)	$(28,338,644)	$26,611
U.S. Treasury Bond Futures 20 yr.	300	September 2006	Long	$31,996,875	$31,977,189	$19,686

(d)Designated as cover for long settling trades as discussed in the Notes to Financial Statements.

(e) Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

(f) All or a portion of the security is on loan as discussed in item 2(L) of the Notes to Financial Statements.

(g) Denotes investments purchased on a when-issued basis.

(h)Non-income producing security.

(i) In bankruptcy.

(j) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(k) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$2,168,662
Gross unrealized depreciation	(22,544,809)

Net unrealized appreciation (depreciation)	($20,376,147)
Cost for federal income tax purposes	$1,229,541,144

The accompanying Notes to Financial Statements are an integral part of this schedule.

194

Bond Index Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (120.5%)	Rate	Date	Value

Asset-Backed Securities (24.5%)
$2,000,000	Americredit Automobile Receivables Trust(b,c)	5.218%	7/6/2006	$2,000,702
1,188,762	Banc of America Securities Auto Trust	3.890	6/18/2008	1,183,983
2,000,000	Bear Stearns Asset-Backed Securities, Inc.(b,c)	5.563	7/25/2006	2,001,868
2,000,000	Caterpillar Financial Asset Trust(b)	3.900	2/25/2009	1,971,688
36,250	Chase Funding Mortgage Loan Asset-Backed Certificates(b)	2.734	9/25/2024	36,122
2,152,065	Countrywide Asset-Backed Certificates(b,c)	5.403	7/25/2006	2,151,396
2,500,000	Countrywide Asset-Backed Certificates	5.549	4/25/2036	2,479,760
750,000	Countrywide Home Loans, Inc. Mortgage Pass-Through	6.085	6/25/2021	750,352
2,500,000	Credit-Based Asset Servicing and Securitization, LLC(c)	5.433	7/25/2006	2,499,948
1,250,000	Credit-Based Asset Servicing and Securitization, LLC	5.501	12/25/2036	1,239,386
2,500,000	DaimlerChrysler Master Owner Trust(b,c)	5.249	7/15/2006	2,500,258
657,454	Encore Credit Receivables Trust(b,c)	5.443	7/25/2006	657,548
1,369,559	FBR Securitization Trust, LLC(b,c)	5.443	7/25/2006	1,369,649
1,402,369	First Franklin Mortgage Loan Asset-Backed Certificates(c)	5.423	7/25/2006	1,402,614
1,500,000	First Franklin Mortgage Loan Asset-Backed Certificates(c)	5.433	7/25/2006	1,499,968
2,345,562	First Horizon ABS Trust(b,c)	5.483	7/25/2006	2,345,562
2,000,000	Fremont Home Loan Trust(b,c)	5.483	7/25/2006	2,000,592
2,000,000	GE Dealer Floorplan Master Note Trust(b,c)	5.307	7/20/2006	2,000,460
2,500,000	GE Equipment Small Ticket, LLC(b)	4.380	7/22/2009	2,463,698
2,500,000	GMAC Mortgage Corporation Loan Trust(b,c)	5.413	7/25/2006	2,499,948
57,387	Green Tree Financial Corporation(b)	6.330	11/1/2029	56,072
1,500,000	John Deere Owner Trust(b)	3.980	6/15/2009	1,476,411
176,773	Long Beach Mortgage Loan Trust(c)	5.433	7/25/2006	176,781
800,000	Massachusetts RRB Special Purpose Trust(b)	3.780	9/15/2010	783,091
2,062,185	Master Asset-Backed Securities Trust(c)	5.403	7/25/2006	2,062,738
2,475,359	National Collegiate Student Loan Trust(c)	5.383	7/25/2006	2,475,354
2,000,000	Option One Mortgage Loan Trust(c)	5.483	7/25/2006	2,001,334
140,971	PECO Energy Transition Trust(b)	6.050	3/1/2009	141,271
1,374,600	Popular ABS Mortgage Pass-Through Trust(c)	5.433	7/25/2006	1,374,508
1,530,408	Popular ABS Mortgage Pass-Through Trust(c)	5.453	7/25/2006	1,530,759
1,829,758	Residential Asset Securities Corporation(c)	5.403	7/25/2006	1,830,166
1,038,765	Residential Asset Securities Corporation(b,c)	5.433	7/25/2006	1,038,935
1,397,139	SLM Student Loan Trust(b,c)	5.110	7/25/2006	1,397,058
1,129,705	Specialty Underwriting and Residential Finance Trust(b,c)	5.443	7/25/2006	1,129,861
273,859	Structured Asset Investment Loan Trust(b,c)	5.403	7/25/2006	273,871
2,000,000	Textron Financial Floorplan Master Note Trust(b,c)	5.296	7/13/2006	2,004,162
2,000,000	Thornburg Mortgage Securities Trust(c)	5.431	7/25/2006	2,000,000
817,335	Wachovia Mortgage Loan Trust, LLC(b,c)	5.433	7/25/2006	817,443
2,000,000	Zuni Mortgage Loan Trust(c)	5.463	7/25/2006	2,000,000

	Total Asset-Backed Securities			59,625,317

The accompanying Notes to Financial Statements are an integral part of this schedule.

195

Bond Index Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (120.5%)	Rate	Date	Value

Basic Materials (0.5%)
$500,000	Alcan, Inc.(b)	5.200%	1/15/2014	$473,708
300,000	Codelco, Inc.	6.375	11/30/2012	306,363
27,000	Dow Chemical Company	7.375	11/1/2029	29,987
300,000	Potash Corporation of Saskatchewan, Inc.(b)	7.750	5/31/2011	323,163

	Total Basic Materials			1,133,221

Capital Goods (1.7%)
975,000	Boeing Capital Corporation(b)	6.100	3/1/2011	990,386
275,000	Caterpillar, Inc.(b)	4.500	6/15/2009	266,715
1,400,000	General Electric Company(b)	5.000	2/1/2013	1,340,975
350,000	John Deere Capital Corporation(b)	7.000	3/15/2012	369,510
525,000	Lockheed Martin Corporation(d)	8.200	12/1/2009	564,651
27,000	Lockheed Martin Corporation	8.500	12/1/2029	33,983
200,000	Northrop Grumman Corporation(b)	7.125	2/15/2011	210,456
500,000	Textron, Inc.	4.500	8/1/2010	476,324

	Total Capital Goods			4,253,000

Commercial Mortgage-Backed Securities (6.7%)
1,000,000	Banc of America Commercial Mortgage, Inc.(b)	5.001	9/10/2010	971,693
700,000	Banc of America Commercial Mortgage, Inc.(b)	5.118	7/11/2043	678,448
400,000	Bear Stearns Commercial Mortgage Securities, Inc.	3.869	2/11/2041	380,302
904,953	Commercial Mortgage Pass-Through Certificates(b,c)	5.299	7/15/2006	905,078
1,353,413	Credit Suisse First Boston Mortgage
	Securities Corporation(b)	3.861	3/15/2036	1,310,185
500,000	Credit Suisse First Boston Mortgage
	Securities Corporation	4.829	11/15/2037	465,418
250,000	Credit Suisse First Boston Mortgage
	Securities Corporation	2.843	5/15/2038	238,161
800,000	General Electric Commercial Mortgage Corporation	4.641	9/10/2013	754,455
500,000	GMAC Commercial Mortgage Securities, Inc.	4.547	12/10/2041	470,938
1,000,000	Greenwich Capital Commercial Funding Corporation(b)	5.317	6/10/2036	965,682
500,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation(b)	4.654	1/12/2037	471,356
1,000,000	LB-UBS Commercial Mortgage Trust(b)	3.086	5/15/2027	955,804
700,000	LB-UBS Commercial Mortgage Trust	4.786	10/15/2029	650,016
750,000	LB-UBS Commercial Mortgage Trust	4.553	7/15/2030	721,246
396,616	Nationslink Funding Corporation(b)	6.316	1/20/2031	400,564
1,809,655	Wachovia Bank Commercial Mortgage Trust(c)	5.299	7/15/2006	1,809,735
1,722,599	Wachovia Bank Commercial Mortgage Trust(b,c)	5.399	7/15/2006	1,723,017
500,000	Wachovia Bank Commercial Mortgage Trust	4.516	5/15/2044	477,334
2,096,083	Washington Mutual Asset Securities Corporation	3.830	1/25/2035	1,993,954

	Total Commercial Mortgage-Backed Securities			16,343,386

The accompanying Notes to Financial Statements are an integral part of this schedule.

196

Bond Index Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (120.5%)	Rate	Date	Value

Communications Services (2.7%)
$27,000	BellSouth Corporation	6.875%	10/15/2031	$26,633
200,000	British Telecom plc(b)	8.375	12/15/2010	219,574
27,000	British Telecommunications plc	8.875	12/15/2030	33,183
400,000	Cingular Wireless, Inc.(b)	6.500	12/15/2011	409,894
225,000	Comcast Corporation(b)	5.500	3/15/2011	220,976
500,000	Cox Communications, Inc.(b)	7.750	11/1/2010	529,491
200,000	Deutsche Telekom International Finance BV	8.000	6/15/2010	214,714
500,000	Deutsche Telekom International Finance BV	5.250	7/22/2013	469,698
200,000	France Telecom SA	7.750	3/1/2011	214,841
700,000	New Cingular Wireless Services, Inc.(b)	7.875	3/1/2011	753,985
400,000	SBC Communications, Inc.	5.875	2/1/2012	396,339
700,000	Sprint Capital Corporation	7.625	1/30/2011	745,096
550,000	Sprint Capital Corporation(b)	6.900	5/1/2019	565,061
1,300,000	Telecom Italia Capital SA(b)	5.250	10/1/2015	1,176,664
425,000	Tele-Communications, Inc. (TCI Group)(b)	7.875	8/1/2013	457,834
27,000	Verizon Global Funding Corporation	7.750	12/1/2030	29,121

	Total Communications Services			6,463,104

Consumer Cyclical (1.9%)
850,000	AOL Time Warner, Inc.(b)	6.875	5/1/2012	878,450
1,000,000	DaimlerChrysler North American Holdings Corporation(b)	4.750	1/15/2008	983,649
27,000	DaimlerChrysler North American Holdings Corporation	8.500	1/18/2031	30,571
1,500,000	Ford Credit Floor Plan Master Owner Trust(c)	5.482	7/15/2006	1,500,000
27,000	Target Corporation	7.000	7/15/2031	29,724
27,000	Time Warner, Inc.	7.625	4/15/2031	29,072
525,000	Toyota Motor Credit Corporation(b)	2.875	8/1/2008	497,696
527,000	Wal-Mart Stores, Inc.	7.550	2/15/2030	611,539

	Total Consumer Cyclical			4,560,701

Consumer Non-Cyclical (1.6%)
475,000	Coca-Cola HBC Finance BV(b)	5.125	9/17/2013	452,703
400,000	Genentech, Inc.(b)	4.400	7/15/2010	382,078
482,000	General Mills, Inc.(b)	6.000	2/15/2012	484,838
300,000	GlaxoSmithKline Capital, Inc.(b)	5.375	4/15/2034	274,017
27,000	Kellogg Company	7.450	4/1/2031	30,640
250,000	Kimberly-Clark Corporation(d)	6.375	1/1/2028	259,388
650,000	Kraft Foods, Inc.(b)	6.250	6/1/2012	657,585
27,000	Kraft Foods, Inc.	6.500	11/1/2031	26,963
500,000	Kroger Company(b)	4.950	1/15/2015	453,838
475,000	Safeway, Inc.(b)	4.125	11/1/2008	456,163
500,000	WellPoint, Inc.(b)	5.000	12/15/2014	465,046

	Total Consumer Non-Cyclical			3,943,259

The accompanying Notes to Financial Statements are an integral part of this schedule.

197

Bond Index Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (120.5%)	Rate	Date	Value

Energy (1.3%)
$500,000	Anadarko Finance Company(b)	6.750%	5/1/2011	$513,756
27,000	Anadarko Finance Company	7.500	5/1/2031	29,009
500,000	Burlington Resources, Inc.(b)	6.500	12/1/2011	517,268
1,000,000	Conoco Funding Company(b)	6.350	10/15/2011	1,028,822
27,000	Conoco, Inc.	6.950	4/15/2029	29,380
500,000	Consolidated Natural Gas Company(b)	6.850	4/15/2011	516,731
27,000	Devon Financing Corporation, ULC	7.875	9/30/2031	30,833
500,000	Valero Energy Corporation(b)	4.750	6/15/2013	459,171

	Total Energy			3,124,970

Financials (9.0%)
27,000	Abbey National plc	7.950	10/26/2029	32,144
500,000	AIG SunAmerica Global Financing VI	6.300	5/10/2011	510,910
500,000	Allstate Corporation(b)	5.000	8/15/2014	466,896
250,000	Associates Corporation of North America(b)	6.250	11/1/2008	253,105
27,000	AXA	8.600	12/15/2030	32,133
1,075,000	Bank of America Corporation	3.875	1/15/2008	1,048,283
650,000	Bank of America Corporation(b)	4.750	8/15/2013	606,897
1,800,000	Bank One Corporation(b)	5.900	11/15/2011	1,805,990
600,000	BB&T Corporation(b)	6.500	8/1/2011	619,503
1,100,000	BNP Paribas SA(b)	5.186	6/29/2015	997,307
725,000	CIT Group, Inc.(b)	4.750	12/15/2010	695,545
450,000	Citigroup, Inc.(b)	3.500	2/1/2008	435,774
590,000	Citigroup, Inc.(b)	5.000	9/15/2014	552,221
250,000	Citigroup, Inc.(b)	4.700	5/29/2015	229,162
725,000	Credit Suisse First Boston USA, Inc.(b)	3.875	1/15/2009	695,458
475,000	EOP Operating, LP(b)	4.750	3/15/2014	430,827
950,000	Goldman Sachs Group, Inc.(b)	6.600	1/15/2012	980,456
500,000	Household Finance Corporation(b)	4.750	5/15/2009	488,210
650,000	Household Finance Corporation(b)	6.375	11/27/2012	665,703
350,000	HSBC Finance Corporation(b)	5.000	6/30/2015	322,988
850,000	International Lease Finance Corporation(b)	5.875	5/1/2013	843,613
775,000	Lehman Brothers Holdings, Inc.(b)	3.950	11/10/2009	732,501
800,000	Marsh & McLennan Companies, Inc.(b)	5.750	9/15/2015	755,182
475,000	Merrill Lynch & Company, Inc.	5.000	2/3/2014	444,154
500,000	MetLife, Inc.(b)	5.000	6/15/2015	462,530
960,000	Morgan Stanley(b)	5.668	3/1/2007	960,422
1,250,000	Morgan Stanley Dean Witter & Company(b)	6.750	4/15/2011	1,297,782
300,000	PNC Funding Corporation(b)	6.875	7/15/2007	302,316
500,000	ProLogis Trust(b)	5.500	3/1/2013	485,229
500,000	Residential Capital Corporation	6.375	6/30/2010	493,196
500,000	Student Loan Marketing Corporation(b)	4.000	1/15/2010	472,195
550,000	Union Planters Corporation	4.375	12/1/2010	521,856
500,000	Wachovia Bank NA	4.875	2/1/2015	462,716

The accompanying Notes to Financial Statements are an integral part of this schedule.

198

Bond Index Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (120.5%)	Rate	Date	Value

Financials — continued
$500,000	Washington Mutual Bank FA	5.500%	1/15/2013	$485,320
1,100,000	Wells Fargo & Company(b)	4.200	1/15/2010	1,051,182
400,000	Willis Group North America, Inc.	5.625	7/15/2015	371,475

	Total Financials			22,011,181

Foreign (2.7%)
250,000	African Development Bank(b)	6.875	10/15/2015	268,688
350,000	Canadian Government(b)	5.250	11/5/2008	350,353
800,000	European Investment Bank(b)	3.000	6/16/2008	765,231
550,000	Export-Import Bank of Korea(b)	4.125	2/10/2009	526,512
27,000	Hydro-Quebec	8.400	1/15/2022	33,996
350,000	Inter-American Development Bank	5.375	11/18/2008	349,851
425,000	Pemex Project Funding Master Trust(b)	9.125	10/13/2010	465,375
250,000	Province of Nova Scotia(b)	7.250	7/27/2013	273,782
400,000	Province of Quebec	4.875	5/5/2014	381,081
400,000	Province of Quebec(d)	7.500	7/15/2023	470,586
600,000	Republic of Italy	6.000	2/22/2011	613,145
200,000	Republic of Italy(d)	4.375	6/15/2013	187,056
1,000,000	Republic of Italy(b)	5.375	6/15/2033	930,952
1,100,000	United Mexican States(d)	5.625	1/15/2017	1,023,000

	Total Foreign			6,639,608

Mortgage-Backed Securities (36.6%)
12,267	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	7.500	12/1/2009	12,520
13,633	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	7.000	1/1/2011	13,861
11,322	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	6.500	10/1/2012	11,466
12,265	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	6.500	1/1/2013	12,406
19,365	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	6.000	9/1/2013	19,371
40,477	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	5.500	3/1/2014	39,769
50,590	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	6.000	4/1/2014	50,606
14,440	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	7.000	10/1/2014	14,810
26,931	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	6.500	3/1/2016	27,255
57,531	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	6.000	9/1/2016	57,636
446,481	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	7.000	6/1/2017	457,710

The accompanying Notes to Financial Statements are an integral part of this schedule.

199

Bond Index Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (120.5%)	Rate	Date	Value

Mortgage-Backed Securities — continued
$791,611	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	5.500%	12/1/2017	$778,063
42,136	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.000	6/1/2016	42,213
13,127	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.500	4/1/2024	13,259
11,125	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.000	5/1/2024	11,422
4,898	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.500	8/1/2025	5,085
16,772	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	8.500	11/1/2025	17,986
3,306	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	8.000	1/1/2026	3,495
690	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.000	6/1/2026	708
6,475	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.000	4/1/2027	6,640
7,588	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.500	7/1/2027	7,880
9,586	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.000	8/1/2027	9,830
6,885	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.500	10/1/2027	7,143
8,756	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.000	5/1/2028	8,976
40,098	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.000	8/1/2028	39,668
11,319	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.500	10/1/2028	11,441
17,578	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.500	2/1/2029	17,768
33,034	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.000	3/1/2029	32,683
11,452	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.000	7/1/2029	11,730
25,932	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.500	10/1/2029	26,895
13,659	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.500	11/1/2029	14,167
26,352	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.500	5/1/2031	26,609
97,418	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.000	6/1/2031	96,335
45,436	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.000	6/1/2031	46,571

The accompanying Notes to Financial Statements are an integral part of this schedule.

200

Bond Index Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (120.5%)	Rate	Date	Value

Mortgage-Backed Securities — continued
$87,430	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	6.000%	7/1/2031	$86,458
23,789	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	7.000	9/1/2031	24,383
61,251	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	6.500	10/1/2031	61,848
485,338	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	6.000	1/1/2032	479,941
53,534	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	7.000	5/1/2032	54,843
496,495	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	6.500	7/1/2032	501,162
343,929	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	6.500	10/1/2032	347,162
639,727	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	6.000	11/1/2032	632,230
10,000,000	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through(e)	5.000	7/1/2036	9,337,500
15,700,000	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through(e)	6.000	7/1/2036	15,454,688
6,218	Federal National Mortgage Association
	Conventional 15-Yr. Pass Through	6.000	4/1/2011	6,228
4,025	Federal National Mortgage Association
	Conventional 15-Yr. Pass Through	7.500	7/1/2011	4,136
6,664	Federal National Mortgage Association
	Conventional 15-Yr. Pass Through	8.000	7/1/2012	6,939
11,276	Federal National Mortgage Association
	Conventional 15-Yr. Pass Through	6.500	12/1/2012	11,436
27,878	Federal National Mortgage Association
	Conventional 15-Yr. Pass Through	6.500	6/1/2013	28,261
40,771	Federal National Mortgage Association
	Conventional 15-Yr. Pass Through	6.000	12/1/2013	40,916
24,600,000	Federal National Mortgage Association
	Conventional 15-Yr. Pass Through(e)	5.000	7/1/2021	23,685,175
10,839	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	10.500	8/1/2020	11,868
9,826	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	8.000	12/1/2024	10,369
11,947	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.000	10/1/2025	12,253
45,555	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.500	11/1/2025	46,005
3,648	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	8.500	12/1/2025	3,914
15,092	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.500	1/1/2026	15,657

The accompanying Notes to Financial Statements are an integral part of this schedule.

201

Bond Index Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (120.5%)	Rate	Date	Value

Mortgage-Backed Securities — continued
$7,677	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.000%	2/1/2026	$7,873
12,185	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.500	5/1/2026	12,311
7,222	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	8.000	9/1/2026	7,636
6,955	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.500	2/1/2027	7,219
3,996	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.000	3/1/2027	4,098
17,123	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.500	8/1/2027	17,303
2,303	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.500	11/1/2027	2,391
15,072	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	9.000	11/1/2027	16,375
4,515	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.000	1/1/2028	4,630
99,705	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.500	2/1/2028	103,524
16,927	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.000	5/1/2028	16,743
10,343	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.500	9/1/2028	10,449
20,529	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.000	10/1/2028	21,047
63,542	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.500	11/1/2028	65,951
100,144	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.000	12/1/2028	99,055
13,329	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.000	12/1/2028	13,665
18,643	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.500	2/1/2029	18,834
65,042	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.000	3/1/2029	64,335
28,083	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.000	3/1/2029	28,792
80,308	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.500	4/1/2029	81,126
15,058	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.500	8/1/2029	15,211
21,828	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.500	8/1/2029	22,630
28,994	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.000	10/1/2029	29,725

The accompanying Notes to Financial Statements are an integral part of this schedule.

202

Bond Index Portfolio
Schedule of Investments as of June 30, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (120.5%)	Rate	Date	Value

Mortgage-Backed Securities — continued
$15,464	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.500%	12/1/2029	$16,032
12,956	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	8.000	4/1/2030	13,673
8,153	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.500	12/1/2030	8,447
161,388	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.000	5/1/2031	159,539
280,469	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.500	4/1/2032	282,944
245,800	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.500	5/1/2032	247,970
127,387	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.000	5/1/2032	130,501
842,394	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.500	7/1/2032	849,829
371,819	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.500	8/1/2032	375,101
33,900,000	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through(e)	5.500	7/1/2036	32,554,579
12,205	Government National Mortgage Association
	15-Yr. Pass Through	6.500	6/15/2009	12,307
43,149	Government National Mortgage Association
	15-Yr. Pass Through	7.000	9/15/2013	44,496
6,220	Government National Mortgage Association
	30-Yr. Pass Through	7.500	3/15/2023	6,504
12,992	Government National Mortgage Association
	30-Yr. Pass Through	7.000	1/15/2024	13,406
4,624	Government National Mortgage Association
	30-Yr. Pass Through	9.000	9/15/2024	5,002
6,960	Government National Mortgage Association
	30-Yr. Pass Through	8.000	6/15/2025	7,388
2,071	Government National Mortgage Association
	30-Yr. Pass Through	8.000	9/15/2026	2,200
25,243	Government National Mortgage Association
	30-Yr. Pass Through	7.500	3/15/2027	26,447
8,802	Government National Mortgage Association
	30-Yr. Pass Through	7.500	10/15/2027	9,221
28,581	Government National Mortgage Association
	30-Yr. Pass Through	7.000	11/15/2027	29,523
20,661	Government National Mortgage Association
	30-Yr. Pass Through	7.000	1/15/2028	21,316
3,093	Government National Mortgage Association
	30-Yr. Pass Through	8.000	4/15/2028	3,286
19,465	Government National Mortgage Association
	30-Yr. Pass Through	6.500	7/15/2028	19,766

The accompanying Notes to Financial Statements are an integral part of this schedule.

203

Bond Index Portfolio
Schedule of Investments as of June 30, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (120.5%)	Rate	Date	Value

Mortgage-Backed Securities — continued
$19,208	Government National Mortgage Association
	30-Yr. Pass Through	7.000%	8/15/2028	$19,817
53,223	Government National Mortgage Association
	30-Yr. Pass Through	7.500	11/15/2028	55,692
14,208	Government National Mortgage Association
	30-Yr. Pass Through	6.500	12/15/2028	14,427
94,942	Government National Mortgage Association
	30-Yr. Pass Through	6.500	3/15/2029	96,391
29,217	Government National Mortgage Association
	30-Yr. Pass Through	6.500	4/15/2029	29,663
15,123	Government National Mortgage Association
	30-Yr. Pass Through	8.000	10/15/2030	16,055
24,741	Government National Mortgage Association
	30-Yr. Pass Through	7.500	1/15/2031	25,858
10,937	Government National Mortgage Association
	30-Yr. Pass Through	7.000	4/15/2031	11,284
46,555	Government National Mortgage Association
	30-Yr. Pass Through	6.500	6/15/2031	47,200
34,374	Government National Mortgage Association
	30-Yr. Pass Through	7.000	9/15/2031	35,465
494,839	Government National Mortgage Association
	30-Yr. Pass Through	6.500	1/15/2032	501,435
70,091	Government National Mortgage Association
	30-Yr. Pass Through	6.500	4/15/2032	71,025

	Total Mortgage-Backed Securities			89,252,061

Technology (0.2%)
500,000	International Business Machines Corporation(b)	4.250	9/15/2009	481,516

	Total Technology			481,516

Transportation (0.6%)
500,000	CSX Corporation(b)	5.500	8/1/2013	489,064
475,000	FedEx Corporation(b)	3.500	4/1/2009	448,789
500,000	Union Pacific Corporation(b)	7.000	2/1/2016	535,973

	Total Transportation			1,473,826

U.S. Government (29.2%)
2,000,000	Federal Home Loan Bank(b)	3.375	2/15/2008	1,934,360
500,000	Federal Home Loan Bank	2.750	3/14/2008	478,080
700,000	Federal Home Loan Bank(b)	5.925	4/9/2008	705,069
3,000,000	Federal Home Loan Bank	4.100	6/13/2008	2,924,925
500,000	Federal Home Loan Bank(d)	4.500	10/14/2008	489,878
1,500,000	Federal Home Loan Bank(d)	4.625	11/21/2008	1,472,727
500,000	Federal Home Loan Bank(d)	4.500	11/15/2012	473,319
850,000	Federal Home Loan Bank(d)	4.500	9/16/2013	799,565
1,000,000	Federal Home Loan Bank	5.625	6/13/2016	987,685

The accompanying Notes to Financial Statements are an integral part of this schedule.

204

Bond Index Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (120.5%)	Rate	Date	Value

U.S. Government — continued
$2,225,000	Federal Home Loan Mortgage Corporation(d)	5.750%	4/15/2008	$2,234,774
1,050,000	Federal Home Loan Mortgage Corporation(d)	6.000	6/15/2011	1,072,464
1,750,000	Federal Home Loan Mortgage Corporation(d)	5.125	7/15/2012	1,716,577
3,100,000	Federal National Mortgage Association(d)	3.250	1/15/2008	2,999,278
1,600,000	Federal National Mortgage Association(d)	5.250	1/15/2009	1,592,488
2,000,000	Federal National Mortgage Association(d)	6.125	3/15/2012	2,060,546
1,700,000	Federal National Mortgage Association(d)	5.000	3/15/2016	1,632,248
500,000	Federal National Mortgage Association	5.960	9/11/2028	519,031
100,000	Federal National Mortgage Association	6.250	5/15/2029	108,146
200,000	Resolution Funding Corporation	8.125	10/15/2019	244,693
250,000	Tennessee Valley Authority(b)	6.000	3/15/2013	256,474
4,700,000	U.S. Treasury Bonds(d)	7.250	5/15/2016	5,442,088
400,000	U.S. Treasury Bonds(d)	8.875	2/15/2019	531,500
250,000	U.S. Treasury Bonds(d)	8.125	8/15/2021	322,285
290,000	U.S. Treasury Bonds(d)	7.625	11/15/2022	362,251
1,000,000	U.S. Treasury Bonds(d)	6.250	8/15/2023	1,102,891
260,000	U.S. Treasury Bonds	7.500	11/15/2024	325,894
350,000	U.S. Treasury Bonds(d)	6.875	8/15/2025	415,023
9,675,000	U.S. Treasury Bonds(d)	5.250	11/15/2028	9,629,644
4,250,000	U.S. Treasury Bonds(d)	6.125	8/15/2029	4,725,469
5,350,000	U.S. Treasury Notes(d)	5.500	5/15/2009	5,404,126
11,500,000	U.S. Treasury Notes(d)	6.000	8/15/2009	11,787,052
5,945,000	U.S. Treasury Notes(d)	5.000	2/15/2011	5,930,369
500,000	U.S. Treasury Notes(d)	4.375	8/15/2012	480,976

	Total U.S. Government			71,161,895

Utilities (1.3%)
400,000	CenterPoint Energy Houston Electric, LLC(b)	5.600	7/1/2023	373,060
475,000	Duke Capital Corporation(b)	7.500	10/1/2009	498,854
475,000	FirstEnergy Corporation(b)	6.450	11/15/2011	483,323
27,000	FirstEnergy Corporation	7.375	11/15/2031	28,967
27,000	National Rural Utilities Cooperative
	Finance Corporation	8.000	3/1/2032	32,605
475,000	Niagara Mohawk Power Corporation(b)	7.750	10/1/2008	494,292
475,000	Oncor Electric Delivery Company(b)	6.375	1/15/2015	476,102
600,000	Public Service Company of Colorado	7.875	10/1/2012	663,007
225,000	Southern California Edison Company(b)	5.000	1/15/2014	212,585

	Total Utilities			3,262,795

	Total Long-Term Fixed Income (cost $300,801,726)			293,729,840

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (25.4%)	Rate(f)	Date	Value

62,031,625	Thrivent Financial Securities Lending Trust	5.230%	N/A	$62,031,625

	Total Collateral Held for Securities Loaned
	(cost $62,031,625)			62,031,625

The accompanying Notes to Financial Statements are an integral part of this schedule.

205

Bond Index Portfolio
Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (12.4%)	Rate(f)	Date	Value

$2,000,000	Depfa Bank plc	5.160%	7/10/2006	$1,997,420
5,000,000	Falcon Asset Securitization Corporation, LLC(b)	5.150	7/14/2006	4,990,701
5,000,000	Grampian Funding, LLC	5.250	7/13/2006	4,991,250
5,000,000	Jupiter Securitization Company, LLC	5.210	7/17/2006	4,988,422
3,000,000	Mid-States Corporate Federal Credit Union	5.280	7/25/2006	2,989,440
10,181,865	Thrivent Money Market Portfolio	4.950	N/A	10,181,865

	Total Short-Term Investments (at amortized cost)			30,139,098

	Total Investments (cost $392,972,449) 158.3%			$385,900,563

	Other Assets and Liabilities, Net (58.3%)			(142,075,533)

	Total Net Assets 100.0%			$243,825,030

(a) The categories of investments are shown as a percentage of total net assets.

(b) Designated as cover for long settling trades as discussed in the Notes to Financial Statements.

(c) Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(d) All or a portion of the security is on loan as discussed in item 2(L) of the Notes to Financial Statements.

(e) Denotes investments purchased on a when-issued basis.

(f) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(g) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$704,416
Gross unrealized depreciation	(7,776,302)

Net unrealized appreciation	($7,071,886)
Cost for federal income tax purposes	$392,972,449

The accompanying Notes to Financial Statements are an integral part of this schedule.

206

Limited Maturity Bond Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (103.7%)	Rate	Date	Value

Asset-Backed Securities (28.0%)
$2,328,543	GSAMP Trust	5.500%	4/25/2036	$2,325,043
1,500,000	American Express Credit Account Master Trust(b)	5.319	7/15/2006	1,499,998
3,000,000	Americredit Automobile Receivables Trust(b)	5.218	7/6/2006	3,001,053
3,000,000	Americredit Automobile Receivables Trust(c)	3.430	7/6/2011	2,890,401
2,080,333	Banc of America Securities Auto Trust	3.890	6/18/2008	2,071,970
3,000,000	Bear Stearns Asset-Backed Securities, Inc.(b)	5.563	7/25/2006	3,002,802
3,000,000	Capital Auto Receivables Asset Trust(c)	3.350	2/15/2008	2,972,250
3,500,000	Caterpillar Financial Asset Trust(c)	3.900	2/25/2009	3,450,454
5,500,000	Chase Funding Issuance Trust(b)	5.189	7/15/2006	5,499,395
108,750	Chase Funding Mortgage Loan Asset-Backed Certificates	2.734	9/25/2024	108,367
4,000,000	Chase Manhattan Auto Owner Trust	4.840	7/15/2009	3,967,292
3,500,000	CIT Equipment Collateral	4.420	5/20/2009	3,454,560
1,311,138	Countrywide Asset-Backed Certificates(c)	3.683	8/25/2024	1,306,498
1,990,082	Countrywide Asset-Backed Certificates(c)	3.903	1/25/2031	1,970,742
5,000,000	Countrywide Asset-Backed Certificates	5.549	4/25/2036	4,959,520
4,500,000	Countrywide Home Loans, Inc. Mortgage Pass-Through	6.085	6/25/2021	4,502,109
2,700,669	CPS Auto Trust	4.520	3/15/2010	2,677,818
1,356,668	Credit-Based Asset Servicing and Securitization, LLC	3.887	10/25/2034	1,344,794
5,000,000	Credit-Based Asset Servicing and Securitization, LLC	5.501	12/25/2036	4,957,545
7,000,000	DaimlerChrysler Auto Trust	5.330	8/8/2010	6,974,835
3,000,000	DaimlerChrysler Master Owner Trust(b)	5.249	7/15/2006	3,000,309
657,454	Encore Credit Receivables Trust(b)	5.443	7/25/2006	657,548
1,911,607	First Franklin Mortgage Loan Asset-Backed Certificates	5.500	3/25/2036	1,895,773
3,500,000	Fremont Home Loan Trust(b)	5.483	7/25/2006	3,501,036
5,000,000	GE Commercial Loan Trust	5.600	4/19/2015	5,000,000
3,000,000	GE Dealer Floorplan Master Note Trust(b)	5.307	7/20/2006	3,000,690
3,700,000	GE Equipment Small Ticket, LLC	4.380	7/22/2009	3,646,272
3,000,000	GMAC Mortgage Corporation Loan Trust(b,c)	5.413	7/25/2006	2,999,937
3,000,000	Harley Davidson Motorcycle Trust	3.200	5/15/2012	2,917,083
2,724,077	Honda Auto Receivables Owner Trust	2.910	10/20/2008	2,680,492
2,072,839	Honda Auto Receivables Owner Trust	2.790	3/16/2009	2,035,858
1,500,000	Honda Auto Receivables Owner Trust	2.960	4/20/2009	1,466,007
4,250,000	Household Automotive Trust	5.400	6/17/2009	4,242,864
2,553,704	Hyundai Auto Receivables Trust	3.880	6/16/2008	2,538,142
2,000,000	John Deere Owner Trust	3.980	6/15/2009	1,968,548
3,500,000	Long Beach Asset Holdings Corporation	5.877	6/25/2046	3,500,000
928,805	Long Beach Asset Holdings Corporation	5.780	5/25/2046	928,805
265,159	Long Beach Mortgage Loan Trust(b)	5.433	7/25/2006	265,171
500,000	MBNA Credit Card Master Note Trust	4.950	6/15/2009	498,960
2,339,090	Navistar Financial Corporation	4.090	7/15/2008	2,328,723
3,915,000	Nissan Auto Lease Trust	3.180	6/15/2010	3,843,175
3,000,000	Nissan Auto Receivables Owner Trust	4.740	9/15/2009	2,961,978
3,030,083	Nomura Asset Acceptance Corporation(b)	5.463	7/25/2006	3,030,444
2,500,000	PG&E Energy Recovery Funding, LLC	3.870	6/25/2011	2,435,810
1,500,000	Popular ABS Mortgage Pass-Through Trust	4.000	12/25/2034	1,470,726

The accompanying Notes to Financial Statements are an integral part of this schedule.

207

Limited Maturity Bond Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (103.7%)	Rate	Date	Value

Asset-Backed Securities — continued
$2,179,027	Renaissance Home Equity Loan Trust	3.856%	1/25/2035	$2,164,417
4,665,000	Renaissance Home Equity Loan Trust	5.608	5/25/2036	4,627,727
396,080	Residential Asset Mortgage Products, Inc.	3.620	7/25/2026	394,459
490,240	Residential Asset Securities Corporation	3.250	5/25/2029	488,153
3,000,000	Residential Asset Securities Corporation(c)	5.010	4/25/2033	2,953,302
712,327	SLM Student Loan Trust(b)	5.110	7/25/2006	712,109
2,095,709	SLM Student Loan Trust(b)	5.110	7/25/2006	2,095,587
410,789	Structured Asset Investment Loan Trust(b)	5.403	7/25/2006	410,806
3,000,000	Textron Financial Floorplan Master Note Trust(b)	5.296	7/13/2006	3,006,243
4,000,000	USAA Auto Owner Trust	4.830	4/15/2010	3,960,364
1,226,002	Wachovia Mortgage Loan Trust, LLC(b)	5.433	7/25/2006	1,226,164
2,304,219	World Omni Auto Receivables Trust	4.300	3/20/2008	2,296,447

	Total Asset-Backed Securities			150,087,575

Basic Materials (1.3%)
1,800,000	Equistar Chemicals, LP	10.125	9/1/2008	1,894,500
1,500,000	ICI North America	8.875	11/15/2006	1,514,508
2,400,000	Lubrizol Corporation	4.625	10/1/2009	2,310,809
1,500,000	Monsanto Company(d)	4.000	5/15/2008	1,454,460

	Total Basic Materials			7,174,277

Capital Goods (1.6%)
2,500,000	John Deere Capital Corporation(c)	4.400	7/15/2009	2,413,112
2,500,000	Oakmont Asset Trust	4.514	12/22/2008	2,408,318
1,750,000	Raytheon Company	6.750	8/15/2007	1,766,996
2,000,000	Tyco International Group SA Participation
	Certificate Trust	4.436	6/15/2007	1,964,224

	Total Capital Goods			8,552,650

Commercial Mortgage-Backed Securities (15.5%)
1,400,000	Banc of America Commercial Mortgage, Inc.	5.001	9/10/2010	1,360,370
1,500,000	Banc of America Commercial Mortgage, Inc.(c)	4.037	11/10/2039	1,417,671
147,516	Banc of America Commercial Mortgage, Inc.	3.366	7/11/2043	145,554
3,251,906	Banc of America Mortgage Securities, Inc.(c)	4.820	9/25/2035	3,162,628
3,923,546	Bear Stearns Adjustable Rate Mortgage Trust	4.625	8/25/2010	3,788,003
1,300,000	Bear Stearns Commercial Mortgage Securities, Inc.(c)	3.869	2/11/2041	1,235,980
2,261,529	Citigroup Mortgage Loan Trust, Inc.	4.922	8/25/2035	2,232,290
5,000,000	Citigroup Mortgage Loan Trust, Inc.	5.536	3/1/2036	4,956,165
1,085,944	Commercial Mortgage Pass-Through Certificates(b)	5.299	7/15/2006	1,086,094
5,161,895	Countrywide Home Loans, Inc.	5.410	3/20/2036	5,082,773
3,222,357	General Electric Commercial Mortgage Corporation	4.591	7/10/2045	3,139,107
3,875,868	HomeBanc Mortgage Trust	6.106	4/25/2037	3,883,988
3,766,370	Impac CMB Trust(b)	5.583	7/25/2006	3,766,535
2,443,567	Impac CMB Trust(b)	5.643	7/25/2006	2,446,223
2,919,589	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation	2.790	1/12/2039	2,776,164

The accompanying Notes to Financial Statements are an integral part of this schedule.

208

Limited Maturity Bond Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (103.7%)	Rate	Date	Value

Commercial Mortgage-Backed Securities — continued
$4,819,714	JP Morgan Alternative Loan Trust	5.804%	3/25/2036	$4,792,733
1,000,000	LB-UBS Commercial Mortgage Trust	3.323	3/15/2027	963,072
3,160,319	LB-UBS Commercial Mortgage Trust	4.741	9/15/2040	3,101,667
834,619	Lehman Brothers “CALSTRS” Mortgage Trust	3.988	11/20/2012	816,353
3,803,940	Merrill Lynch Mortgage Investors, Inc.	4.883	6/25/2035	3,714,745
1,250,000	Merrill Lynch Mortgage Trust	4.099	11/15/2010	1,225,088
3,572,472	Residential Accredit Loans, Inc.	5.629	9/25/2035	3,537,618
4,941,337	Wachovia Bank Commercial Mortgage Loan Trust	5.619	5/20/2036	4,896,835
2,171,586	Wachovia Bank Commercial Mortgage Trust(b)	5.299	7/15/2006	2,171,682
2,583,898	Wachovia Bank Commercial Mortgage Trust(b)	5.399	7/15/2006	2,584,526
4,192,167	Washington Mutual Asset Securities Corporation	3.830	1/25/2035	3,987,908
4,240,978	Washington Mutual Mortgage Pass-Through Certificates(b)	5.613	7/25/2006	4,265,724
2,452,492	Washington Mutual Mortgage Pass-Through Certificates(b)	5.643	7/25/2006	2,455,038
2,955,933	Washington Mutual Mortgage Pass-Through Certificates	4.839	9/25/2035	2,902,215
1,201,966	Wells Fargo Mortgage Backed Securities Trust	4.950	3/25/2036	1,174,627

	Total Commercial Mortgage-Backed Securities			83,069,376

Communications Services (4.8%)
1,400,000	ALLTEL Corporation	4.656	5/17/2007	1,389,685
1,400,000	CenturyTel, Inc.(c)	4.628	5/15/2007	1,384,790
2,000,000	Comcast Cable Communications, Inc.	6.200	11/15/2008	2,019,804
1,760,000	Cox Communications, Inc.	7.875	8/15/2009	1,849,096
2,450,000	GTE Corporation	7.510	4/1/2009	2,546,060
2,500,000	Nextel Partners, Inc.(c)	8.125	7/1/2011	2,615,625
1,000,000	Qwest Corporation	5.625	11/15/2008	975,000
2,500,000	SBC Communications, Inc.	4.125	9/15/2009	2,375,142
2,400,000	Sprint Capital Corporation	6.125	11/15/2008	2,418,799
2,400,000	Telecom Italia Capital SA	4.000	11/15/2008	2,302,294
1,000,000	Telefonos de Mexico SA de CV	4.500	11/19/2008	962,089
2,500,000	Time Warner Entertainment Company, LP	7.250	9/1/2008	2,571,445
2,400,000	Viacom, Inc.	5.625	5/1/2007	2,397,391

	Total Communications Services			25,807,220

Consumer Cyclical (4.1%)
1,250,000	Carnival Corporation(c)	3.750	11/15/2007	1,214,501
2,100,000	D.R. Horton, Inc.	8.000	2/1/2009	2,183,515
2,500,000	DaimlerChrysler North American Holdings Corporation(b)	5.679	8/1/2006	2,511,095
1,750,000	Ford Motor Credit Company	6.625	6/16/2008	1,665,640
1,500,000	Gap, Inc.	9.550	12/15/2008	1,613,250
2,800,000	General Motors Acceptance Corporation	4.375	12/10/2007	2,685,782
2,500,000	Harrah’s Operating Company, Inc.	7.125	6/1/2007	2,522,392
2,100,000	May Department Stores Company	4.800	7/15/2009	2,042,271
5,000,000	SLM Private Credit Student Loan Trust(b)	5.281	9/15/2006	5,000,000
750,000	Starwood Hotels & Resorts Worldwide, Inc.	7.375	5/1/2007	754,688

	Total Consumer Cyclical			22,193,134

The accompanying Notes to Financial Statements are an integral part of this schedule.

209

Limited Maturity Bond Portfolio
Schedule of Investments as of June 30, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (103.7%)	Rate	Date	Value

Consumer Non-Cyclical (4.7%)
$3,500,000	Abbott Laboratories(c)	5.375%	5/15/2009	$3,488,510
2,500,000	Baxter International, Inc.(c)	5.196	2/16/2008	2,478,138
2,100,000	Beckman Coulter, Inc.	7.450	3/4/2008	2,150,140
2,500,000	Cadbury Schweppes plc	3.875	10/1/2008	2,396,988
750,000	Harvard University(c)	8.125	4/15/2007	765,150
2,400,000	HCA, Inc.	5.500	12/1/2009	2,312,777
1,950,000	Kroger Company	6.375	3/1/2008	1,964,102
2,800,000	Maytag Corporation	6.875	12/1/2006	2,794,680
2,025,000	Miller Brewing Company(c)	4.250	8/15/2008	1,966,072
1,100,000	Safeway, Inc.	6.500	11/15/2008	1,113,125
1,750,000	Tyson Foods, Inc.	7.250	10/1/2006	1,755,245
2,000,000	Wyeth	4.375	3/1/2008	1,959,458

	Total Consumer Non-Cyclical			25,144,385

Energy (2.4%)
2,550,000	Duke Capital, LLC	4.331	11/16/2006	2,538,841
1,000,000	Enterprise Products Operating, LP	4.000	10/15/2007	972,979
1,000,000	Enterprise Products Operating, LP	4.625	10/15/2009	958,047
2,000,000	KeySpan Corporation	4.900	5/16/2008	1,970,746
2,000,000	Marathon Oil Corporation(c)	5.375	6/1/2007	1,993,866
2,500,000	Oneok, Inc.	5.510	2/16/2008	2,483,802
2,100,000	Panhandle Eastern Pipe Line Company	2.750	3/15/2007	2,055,249

	Total Energy			12,973,530

Financials (15.8%)
2,000,000	Abbey National plc(c,e)	6.700	6/15/2008	2,027,116
2,000,000	American General Finance Corporation(b)	5.188	7/18/2006	2,002,410
700,000	Barnett Capital I	8.060	12/1/2026	732,981
1,000,000	Capital One Bank(c)	4.875	5/15/2008	985,187
750,000	Capital One Financial Corporation	4.738	5/17/2007	742,940
2,250,000	Chubb Corporation(c)	4.934	11/16/2007	2,227,154
2,500,000	CIT Group, Inc.	4.750	8/15/2008	2,452,338
700,000	Corestates Capital Trust I	8.000	12/15/2026	731,620
2,400,000	Countrywide Home Loans, Inc.	4.125	9/15/2009	2,282,393
2,100,000	Credit Suisse First Boston USA, Inc.(b)	5.413	9/11/2006	2,101,980
2,500,000	Donaldson, Lufkin & Jenrette, Inc.(c)	6.500	4/1/2008	2,533,690
1,750,000	EOP Operating, LP	6.800	1/15/2009	1,787,018
1,000,000	First Chicago Corporation	6.375	1/30/2009	1,017,202
2,100,000	Goldman Sachs Group, Inc.	4.500	6/15/2010	2,007,745
2,100,000	Hartford Financial Services Group, Inc.	5.550	8/16/2008	2,093,202
2,800,000	International Lease Finance Corporation	3.300	1/23/2008	2,701,423
1,500,000	iSTAR Financial, Inc.	4.875	1/15/2009	1,460,666
2,100,000	John Hancock Global Funding II(d)	3.750	9/30/2008	2,017,268
2,500,000	KeyCorp	4.700	5/21/2009	2,434,432
3,500,000	Lehman Brothers Holdings E-Capital Trust I(b)	5.954	8/21/2006	3,499,402
2,000,000	Lehman Brothers Holdings, Inc.	3.500	8/7/2008	1,914,450

The accompanying Notes to Financial Statements are an integral part of this schedule.

210

Limited Maturity Bond Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (103.7%)	Rate	Date	Value

Financials — continued
$2,500,000	Marsh & McLennan Companies, Inc.	5.375%	3/15/2007	$2,487,008
2,000,000	MBNA Europe Funding plc(b)	5.336	9/7/2006	2,000,656
1,500,000	Merrill Lynch & Company, Inc.(b)	5.405	7/21/2006	1,506,272
1,500,000	Merrill Lynch & Company, Inc.	4.831	10/27/2008	1,472,556
1,725,000	Mizuho Preferred Capital Company, LLC	8.790	6/30/2008	1,812,690
1,000,000	Monumental Global Funding II	3.850	3/3/2008	970,400
1,300,000	Pacific Life Global Funding	3.750	1/15/2009	1,248,889
2,100,000	Popular North America, Inc.	5.200	12/12/2007	2,076,022
2,500,000	Premium Asset Trust(b)	5.218	7/17/2006	2,501,492
1,400,000	Pricoa Global Funding I	4.350	6/15/2008	1,363,345
2,000,000	Protective Life Secured Trust	4.000	10/7/2009	1,922,374
700,000	Residential Capital Corporation(b)	6.898	7/17/2006	699,962
2,400,000	Residential Capital Corporation	6.125	11/21/2008	2,372,186
2,800,000	Simon Property Group, LP	6.375	11/15/2007	2,811,654
2,400,000	SLM Corporation	4.000	1/15/2009	2,306,102
3,350,000	St. Paul Travelers Companies, Inc.	5.750	3/15/2007	3,350,948
1,725,000	Tokai Preferred Capital Company, LLC	9.980	6/30/2008	1,850,456
750,000	Union Planters Bank	5.125	6/15/2007	746,546
1,400,000	UnumProvident Corporation	5.997	5/15/2008	1,397,714
1,605,000	Wachovia Corporation	6.150	3/15/2009	1,622,790
2,500,000	Washington Mutual, Inc.(d)	4.000	1/15/2009	2,400,858
2,000,000	Wells Fargo & Company(b)	5.429	9/15/2006	2,002,444
2,000,000	Westpac Banking Corporation(b,d)	5.270	8/25/2006	2,000,802
2,000,000	World Savings Bank FSB(b)	5.291	9/1/2006	2,000,966

	Total Financials			84,677,749

Foreign(f)
62,499	Pemex Finance, Ltd.	8.450	2/15/2007	63,138

	Total Foreign			63,138

Mortgage-Backed Securities (8.0%)
11,000,000	Federal National Mortgage Association
	Conventional 15-Yr. Pass Through(g)	6.000	8/1/2021	11,027,500
31,500,000	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through(g)	6.500	7/1/2036	31,657,503

	Total Mortgage-Backed Securities			42,685,003

Technology (0.4%)
2,000,000	Deluxe Corporation(d)	3.500	10/1/2007	1,910,274

	Total Technology			1,910,274

Transportation (0.4%)
1,300,000	FedEx Corporation(c)	3.500	4/1/2009	1,228,263
935,000	Southwest Airlines Company	5.496	11/1/2006	935,257

	Total Transportation			2,163,520

The accompanying Notes to Financial Statements are an integral part of this schedule.

211

Limited Maturity Bond Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (103.7%)	Rate	Date	Value

U.S. Government (12.4%)
$2,500,000	Federal Home Loan Bank	4.250%	4/16/2007	$2,475,155
5,000,000	Federal Home Loan Bank	4.625	7/18/2007	4,954,825
4,000,000	Federal Home Loan Bank	4.625	10/24/2007	3,954,160
8,000,000	Federal Home Loan Bank	4.100	6/13/2008	7,799,800
3,600,000	Federal Home Loan Bank	4.400	7/28/2008	3,525,746
3,500,000	Federal Home Loan Mortgage Corporation	4.125	4/2/2007	3,463,901
5,500,000	Federal Home Loan Mortgage Corporation	5.125	4/18/2008	5,466,406
2,000,000	Federal Home Loan Mortgage Corporation	4.625	8/15/2008	1,966,792
4,800,000	Federal Home Loan Mortgage Corporation(d)	4.000	9/22/2009	4,597,301
4,000,000	Federal National Mortgage Association	4.375	9/7/2007	3,945,992
5,000,000	Federal National Mortgage Association	3.125	12/15/2007	4,836,390
5,500,000	Federal National Mortgage Association	5.250	6/15/2008	5,477,494
1,600,000	Federal National Mortgage Association	4.400	7/28/2008	1,566,952
4,000,000	Federal National Mortgage Association(d)	4.000	9/2/2008	3,873,152
5,000,000	Federal National Mortgage Association	5.300	2/22/2011	4,913,535
3,500,000	U.S. Treasury Notes(d)	4.500	2/15/2016	3,329,921

	Total U.S. Government			66,147,522

U.S. Municipals (0.1%)
750,000	Washington State Office of the State Treasurer	4.500	7/1/2007	743,175

	Total U.S. Municipals			743,175

Utilities (4.2%)
2,000,000	Carolina Power & Light, Inc.(c)	5.950	3/1/2009	2,010,460
2,500,000	CenterPoint Energy, Inc.(c)	5.875	6/1/2008	2,495,042
900,000	Cleveland Electric Illuminating Company	7.430	11/1/2009	943,309
1,750,000	Dominion Resources, Inc.(b)	5.790	9/28/2006	1,751,052
675,000	DPL, Inc.	6.250	5/15/2008	675,098
1,500,000	DTE Energy Company	5.630	8/16/2007	1,495,110
3,500,000	Energy East Corporation	5.750	11/15/2006	3,499,016
1,500,000	FirstEnergy Corporation	5.500	11/15/2006	1,498,220
500,000	Indiana Michigan Power Company	6.125	12/15/2006	500,648
2,400,000	MidAmerican Energy Holdings Company	3.500	5/15/2008	2,302,603
1,000,000	Pacific Gas & Electric Company	3.600	3/1/2009	949,363
608,941	Power Receivables Finance, LLC	6.290	1/1/2012	606,609
3,000,000	PSEG Funding Trust	5.381	11/16/2007	2,978,412
600,000	Texas-New Mexico Power Company	6.125	6/1/2008	597,037

	Total Utilities			22,301,979

	Total Long-Term Fixed Income
	(cost $562,675,529)			555,694,507

The accompanying Notes to Financial Statements are an integral part of this schedule.

212

Limited Maturity Bond Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (3.3%)	Rate(h)	Date	Value

17,780,578	Thrivent Financial Securities Lending Trust	5.230%	N/A	$17,780,578

	Total Collateral Held for Securities Loaned
	(cost $17,780,578)			17,780,578

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (2.6%)	Rate(h)	Date	Value

$4,800,000	General Motors Acceptance Corporation	4.500%	7/15/2006	$4,797,098
8,289,420	Thrivent Money Market Portfolio	4.950	N/A	8,289,420
1,000,000	U.S. Department of Housing and Urban Development	3.450	8/1/2006	1,000,000

	Total Short-Term Investments (at amortized cost)			14,086,518

	Total Investments (cost $594,542,626) 109.6%			$587,561,603

	Other Assets and Liabilities, Net (9.6%)			(51,541,913)

	Total Net Assets 100.0%			$536,019,690

(a) The categories of investments are shown as a percentage of total net assets.

(b) Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(c) Designated as cover for long settling trades as discussed in the Notes to Financial Statements.

(d) All or a portion of the security is on loan as discussed in item 2(L) of the Notes to Financial Statements.

(e) Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

(f) The market value of the denoted categories of investments represents less than 0.1% of the total net assets of the Thrivent Limited Maturity Bond Portfolio.

(g) Denotes investments purchased on a when-issued basis.

(h)The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase. (i) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$149,297
Gross unrealized depreciation	(7,130,320)

Net unrealized appreciation	($6,981,023)
Cost for federal income tax purposes	$594,542,626

The accompanying Notes to Financial Statements are an integral part of this schedule.

213

Mortgage Securities Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (152.7%)	Rate	Date	Value

Asset-Backed Securities (43.7%)
$2,000,000	Americredit Automobile Receivables Trust(b,c,d)	5.218%	7/6/2006	$2,000,702
1,721,652	Countrywide Asset-Backed Certificates(b,c)	5.403	7/25/2006	1,721,117
2,000,000	Credit-Based Asset Servicing and Securitization, LLC(b,c)	5.433	7/25/2006	1,999,958
1,095,647	FBR Securitization Trust, LLC(b,c)	5.443	7/25/2006	1,095,719
1,402,369	First Franklin Mortgage Loan Asset-Backed Certificates(b,c)	5.423	7/25/2006	1,402,614
1,876,450	First Horizon ABS Trust(b,c)	5.483	7/25/2006	1,876,450
1,000,000	First National Master Note Trust(b,c)	5.309	7/15/2006	1,000,425
2,000,000	GMAC Mortgage Corporation Loan Trust(b,c)	5.413	7/25/2006	1,999,958
1,649,748	Master Asset-Backed Securities Trust(b,c)	5.403	7/25/2006	1,650,190
1,000,000	MBNA Credit Card Master Note Trust(b,c)	5.309	7/15/2006	1,002,963
2,000,000	Navistar Financial Corporation(b,c)	5.523	7/25/2006	2,003,718
607,259	New Century Home Equity Loan Trust(b,c)	5.713	7/25/2006	608,125
612,800	Residential Asset Securities Corporation(b)	3.250	5/25/2029	610,191
1,397,139	SLM Student Loan Trust(b,c)	5.110	7/25/2006	1,397,058
2,000,000	Textron Financial Floorplan Master Note Trust(b,c,d)	5.296	7/13/2006	2,004,162
2,000,000	Thornburg Mortgage Securities Trust(b,c)	5.431	7/25/2006	2,000,000
2,000,000	Volkswagen Auto Lease Trust(b,c,d)	5.367	7/20/2006	2,000,930

	Total Asset-Backed Securities			26,374,280

Commercial Mortgage-Backed Securities (22.8%)
929,116	Banc of America Mortgage Securities, Inc.(b,d)	4.820	9/25/2035	903,608
1,000,000	Citigroup Commercial Mortgage Trust(b)	4.860	5/15/2043	930,802
723,963	Commercial Mortgage Pass-Through Certificates(b,c,d)	5.299	7/15/2006	724,063
2,000,000	Credit Suisse First Boston Mortgage
	Securities Corporation(b,c)	5.399	7/15/2006	1,999,932
357,783	Credit Suisse First Boston Mortgage Securities
	Corporation(b,c)	5.693	7/25/2006	357,569
606,299	Greenwich Capital Commercial Funding Corporation(b,c)	5.309	7/5/2006	606,286
22,149	GSAA Home Equity Trust(b,c)	5.463	7/25/2006	22,148
1,255,456	Impac CMB Trust(b,c)	5.583	7/25/2006	1,255,511
2,000,000	J.P. Morgan Chase Commercial Mortgage Securities
	Corporation(b)	5.038	3/15/2046	1,885,724
1,000,000	LB-UBS Commercial Mortgage Trust(b)	4.553	7/15/2030	961,662
1,267,980	Merrill Lynch Mortgage Investors, Inc.(b)	4.883	6/25/2035	1,238,248
893,305	MLCC Mortgage Investors, Inc.(b,c)	5.653	7/25/2006	894,790
2,000,000	National Collegiate Student Loan Trust(b,c)	5.393	7/25/2006	2,000,780

	Total Commercial Mortgage-Backed Securities			13,781,123

Consumer Cyclical (2.5%)
1,500,000	Ford Credit Floor Plan Master Owner Trust(b,c)	5.482	7/15/2006	1,500,000

	Total Consumer Cyclical			1,500,000

The accompanying Notes to Financial Statements are an integral part of this schedule.

214

Mortgage Securities Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (152.7%)	Rate	Date	Value

Mortgage-Backed Securities (83.6%)

$13,500,000	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through(e)	5.500%	7/1/2021	$13,238,438
6,000,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through(e)	5.000	7/1/2036	5,608,128
22,500,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through(e)	5.500	7/1/2036	21,607,020
10,000,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through(e)	6.500	7/1/2036	10,050,000

	Total Mortgage-Backed Securities			50,503,586

U.S. Government (0.2%)
100,000	U.S. Treasury Notes(f)	4.875	4/30/2011	98,980

	Total U.S. Government			98,980

	Total Long-Term Fixed Income (cost $93,365,673)			$92,257,969

The accompanying Notes to Financial Statements are an integral part of this schedule.

215

Mortgage Securities Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (31.2%)	Rate(g)	Date	Value

$893,000	Aquinas Funding, LLC(b)	5.300%	7/21/2006	$890,371
2,000,000	Depfa Bank plc(b)	5.160	7/10/2006	1,997,420
1,000,000	DnB NORBank ASA(b)	5.250	8/2/2006	995,333
2,000,000	Jupiter Securitization Company, LLC(b,d,f)	5.210	7/17/2006	1,995,369
2,000,000	Paradigm Funding, LLC(b)	5.330	7/7/2006	1,998,223
2,000,000	Park Avenue Receivables Corporation(b,d)	5.200	7/14/2006	1,996,244
2,890,000	Ranger Funding Company, LLC(f)	5.270	7/3/2006	2,889,154
1,000,000	Stadshypotek Delaware, Inc.(b)	5.200	7/12/2006	998,411
800,000	Thames Asset Global Securitization, Inc.(b)	5.290	7/14/2006	798,472
807	Thrivent Money Market Portfolio	4.950	N/A	807
1,300,000	UBS Finance Delaware, LLC(d)	5.180	7/10/2006	1,298,333
2,943,000	Yorktown Capital, LLC(b,d)	5.180	7/13/2006	2,937,933

	Total Short-Term Investments (at amortized cost)			18,796,070

	Total Investments (cost $112,161,743) 183.9%			$111,054,039

	Other Assets and Liabilities, Net (83.9%)			(50,652,709)

	Total Net Assets 100.0%			$60,401,330

(a) The categories of investments are shown as a percentage of total net assets.

(b) Designated as cover for long settling trades as discussed in the Notes to Financial Statements.

(c) Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(d) At June 30, 2006, all or a portion of the denoted securities, valued at $5,006,705 were earmarked as collateral to cover call options written as follows:

	Number of	Exercise	Expiration		Unrealized
Call Options Written	Contracts	Price	Date	Value	Gain

FNMA Conventional 30-Yr.	1	$96.09	July 2006	$0	$6,563
FNMA Conventional 30-Yr.	1	$96.09	July 2006	$0	$3,750

(e) Denotes investments purchased on a when-issued basis.

(f) At June 30, 2006, $98,980 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $3,933,730 of Short-Term Investments were earmarked as collateral to cover open financial futures contracts as follows:

					Notional
	Number of	Expiration			Principal	Unrealized
Type	Contracts	Date	Position	Value	Amount	Loss

U.S. Treasury Bond Future 5 yr.	20	September 2006	Long	$2,097,188	$2,097,238	$(50)

(g) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase. (h)Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$19,843
Gross unrealized depreciation	(1,127,547)

Net unrealized appreciation (depreciation)	($1,107,704)
Cost for federal income tax purposes	$112,161,743

The accompanying Notes to Financial Statements are an integral part of this schedule.

216

Money Market Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Principal			Maturity
Amount	Certificates of Deposit (1.2%)	Yield(b)	Date	Value

Banking — Domestic (0.9%)
$1,250,000	BNP Paribas Chicago	4.790%	12/27/2006	$1,250,000
470,000	Depfa Bank plc NY	4.515	10/17/2006	470,000
1,488,000	Dexia Bank NY	4.525	11/17/2006	1,487,028
1,250,000	Royal Bank of Canada NY	4.750	12/4/2006	1,250,000

	Total Banking — Domestic			4,457,028

Banking — Foreign (0.3%)
800,000	Deutsche Bank AG	5.000	2/12/2007	800,000
830,000	Svenska Handelsbanken NY	5.055	2/20/2007	830,002

	Total Banking — Foreign			1,630,002

	Total Certificates of Deposit			6,087,030

Principal			Maturity
Amount	Commercial Paper (73.3%)	Yield(b)	Date	Value

Asset-Backed Commercial Paper (2.7%)
$2,429,000	GOVCO, Inc.	5.010%	7/19/2006	$2,422,916
1,280,000	GOVCO, Inc.	5.130	8/22/2006	1,270,515
10,000,000	GOVCO, Inc.	5.120	8/23/2006	9,924,622

	Total Asset-Backed Commercial Paper			13,618,053

Banking — Domestic (9.9%)
10,000,000	Acts Retirement — Life Communities, Inc.	5.200	9/5/2006	9,904,667
1,160,000	Barclays Bank plc NY	5.200	4/3/2007	1,160,000
4,260,000	Dexia Delaware, LLC	5.210	7/25/2006	4,245,204
3,940,000	Dexia Delaware, LLC	5.380	9/12/2006	3,897,017
8,910,000	NATC California, LLC	4.965	7/13/2006	8,895,254
3,667,000	River Fuel Company No. 2, Inc.	4.925	7/18/2006	3,658,472
1,975,000	River Fuel Company No. 2, Inc.	5.155	9/5/2006	1,956,335
2,339,000	River Fuel Trust No. 1	5.150	7/5/2006	2,337,701
11,119,000	Society of New York Hospital Fund	5.160	8/8/2006	11,058,439
3,100,000	Svenska Handelsbanke, Inc.	5.250	7/6/2006	3,097,781

	Total Banking — Domestic			50,210,870

Banking — Foreign (1.6%)
5,900,000	Depfa Bank plc	4.930	7/6/2006	5,895,960
850,000	Deutsche Bank AG	5.120	3/27/2007	850,000
1,200,000	HBOS Treasury Services plc	5.320	8/7/2006	1,193,439

	Total Banking — Foreign			7,939,399

Consumer Cyclical (1.6%)
8,407,000	Golden Funding Corporation	5.155	8/31/2006	8,333,566

	Total Consumer Cyclical			8,333,566

The accompanying Notes to Financial Statements are an integral part of this schedule.

217

Money Market Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Principal			Maturity
Amount	Commercial Paper (73.3%)	Yield(b)	Date	Value

Education (6.9%)
$5,980,000	Duke University	5.110%	8/3/2006	$5,951,989
8,320,000	Northwestern University	5.030	7/5/2006	8,315,350
5,390,000	Northwestern University	5.110	8/2/2006	5,365,517
6,975,000	Northwestern University	5.320	11/1/2006	6,848,694
5,177,000	Yale University	5.030	7/5/2006	5,174,141
1,645,000	Yale University	5.160	8/1/2006	1,637,776
1,550,000	Yale University	5.300	11/1/2006	1,521,932

	Total Education			34,815,399

Finance (39.9%)
9,520,000	Amsterdam Funding Corporation	5.340	7/3/2006	9,517,176
6,600,000	Amsterdam Funding Corporation	5.240	7/27/2006	6,575,023
6,300,000	Aspen Funding Corporation	5.300	7/26/2006	6,276,812
4,725,000	Barton Capital Corporation	5.280	7/3/2006	4,723,627
2,491,000	Bryant Park Funding, LLC	5.120	7/10/2006	2,487,812
2,620,000	Bryant Park Funding, LLC	5.030	7/21/2006	2,612,678
4,781,000	Bryant Park Funding, LLC	5.380	9/15/2006	4,726,698
9,300,000	Ciesco, LLC	5.200	8/8/2006	9,248,953
6,400,000	Cintas Corporation	5.300	7/31/2006	6,371,787
3,150,000	Cintas Corporation	5.330	8/7/2006	3,132,744
1,600,000	Cintas Corporation	5.300	8/14/2006	1,589,636
2,350,000	Cintas Corporation	5.370	8/28/2006	2,329,669
2,200,000	Corporate Asset Finance Company, LLC	5.100	7/25/2006	2,192,520
3,150,000	Corporate Asset Finance Company, LLC	5.310	8/2/2006	3,135,132
6,400,000	Corporate Asset Finance Company, LLC	5.350	8/24/2006	6,348,640
7,500,000	Corporate Receivables Corporation Funding	5.100	7/19/2006	7,480,875
2,980,000	Corporate Receivables Corporation Funding	5.290	7/28/2006	2,968,411
5,335,000	Corporate Receivables Corporation Funding	5.300	7/31/2006	5,311,437
1,971,000	Corporate Receivables Corporation Funding	5.350	8/21/2006	1,956,061
1,000,000	Fountain Square Commercial Funding	5.350	8/24/2006	991,975
7,521,000	Fountain Square Commercial Funding Corporation	5.080	7/19/2006	7,501,897
1,024,000	General Electric Capital Corporation	4.630	10/24/2006	1,008,855
2,949,000	Grampian Funding, LLC	5.000	7/12/2006	2,944,494
1,530,000	Grampian Funding, LLC	5.090	11/1/2006	1,503,392
2,460,000	Grampian Funding, LLC	5.150	11/17/2006	2,411,084
1,575,000	Grampian Funding, LLC	5.380	12/18/2006	1,534,986
10,000,000	Greyhawk Funding, LLC	5.300	8/7/2006	9,945,528
1,796,000	Nieuw Amsterdam Receivables Corporation	5.130	7/7/2006	1,794,464
6,200,000	Nieuw Amsterdam Receivables Corporation	5.110	7/10/2006	6,192,080
2,485,000	Nieuw Amsterdam Receivables Corporation	5.030	7/24/2006	2,477,014
2,710,000	Nieuw Amsterdam Receivables Corporation	4.650	7/31/2006	2,699,498
1,770,000	Nieuw Amsterdam Receivables Corporation	5.380	9/15/2006	1,749,897
7,584,000	Old Line Funding Corporation	5.150	7/5/2006	7,579,787

The accompanying Notes to Financial Statements are an integral part of this schedule.

218

Money Market Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Principal			Maturity
Amount	Commercial Paper (73.3%)	Yield(b)	Date	Value

Finance — continued
$8,100,000	Old Line Funding, LLC	5.090%	7/11/2006	$8,088,548
3,720,000	Old Line Funding, LLC	5.130	7/18/2006	3,710,988
3,090,000	Paradigm Funding, LLC	5.380	9/8/2006	3,058,137
4,030,000	Private Export Funding Corporation	5.430	10/12/2006	3,967,391
1,909,000	Ranger Funding Company, LLC	5.185	7/25/2006	1,902,401
1,850,000	Ranger Funding Company, LLC	5.185	7/26/2006	1,843,339
9,600,000	Ranger Funding Company, LLC	5.220	7/27/2006	9,563,808
3,200,000	Ranger Funding Company, LLC	5.250	7/28/2006	3,187,400
2,500,000	Solitaire Funding, LLC	5.220	9/13/2006	2,473,175
2,902,000	Solitaire Funding, LLC	5.400	9/29/2006	2,862,823
3,220,000	Thames Asset Global Securitization, Inc.	5.300	7/25/2006	3,208,623
2,810,000	Thames Asset Global Securitization, Inc.	5.350	8/18/2006	2,790,425
2,335,000	Three Pillars, Inc.	5.390	9/15/2006	2,308,430
3,115,000	Three Pillars, Inc.	5.140	11/27/2006	3,048,732
6,680,000	Thunder Bay Funding, Inc.	5.290	7/10/2006	6,671,266
3,000,000	Tulip Funding Corporation	5.260	7/19/2006	2,992,110
1,000,000	Windmill Funding	5.280	7/6/2006	999,289

	Total Finance			201,997,527

Insurance (6.0%)
4,135,000	Aquinas Funding, LLC	5.110	8/16/2006	4,108,001
4,771,000	Aquinas Funding, LLC	5.130	8/29/2006	4,730,888
2,973,000	Aquinas Funding, LLC	5.400	9/18/2006	2,937,770
1,570,000	Aquinas Funding, LLC	5.130	11/22/2006	1,537,783
2,480,000	Aquinas Funding, LLC	5.350	12/15/2006	2,418,451
1,875,000	Aquinas Funding, LLC	5.450	12/26/2006	1,824,474
1,275,000	Curzon Funding, LLC	5.230	7/17/2006	1,272,161
1,720,000	Curzon Funding, LLC	5.390	9/20/2006	1,699,141
8,820,000	Nyala Funding, LLC	5.230	7/17/2006	8,800,439
1,330,000	Swiss Reinsurance Company	4.635	10/20/2006	1,310,993

	Total Insurance			30,640,101

U.S. Municipal (4.7%)
12,183,000	Alaska Housing Finance Corporation	5.220	9/1/2006	12,073,475
9,300,000	Alaska Housing Finance Corporation	5.250	9/6/2006	9,209,130
2,360,000	State of Michigan Industry Regional Authority	5.140	10/11/2006	2,360,000

	Total U.S. Municipal			23,642,605

	Total Commercial Paper			371,197,520

			Maturity
Shares	Other(c)	Yield(b)	Date	Value

5,000	Barclays Prime Money Market Fund	5.130%	N/A	$5,000

	Total Other			5,000

The accompanying Notes to Financial Statements are an integral part of this schedule.

219

Money Market Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Principal			Maturity
Amount	Public Corporate (1.1%)	Yield(b)	Date	Value

Banking — Domestic (0.7%)
$1,000,000	HSBC USA, Inc.	7.000%	11/1/2006	$1,007,103
2,710,000	J.P. Morgan Chase & Company	3.125	12/11/2006	2,690,566

	Total Banking — Domestic			3,697,669

Finance (0.4%)
1,460,000	General Electric Capital Corporation	5.375	3/15/2007	1,461,965
480,000	Household Finance Corporation	7.200	7/15/2006	480,508

	Total Finance			1,942,473

	Total Public Corporate			5,640,142

Principal			Maturity
Amount	U.S. Government (0.2%)	Yield(b)	Date	Value

$530,000	Federal Home Loan Mortgage Corporation	4.875%	2/26/2007	$530,000
450,000	Federal National Mortgage Association	4.050	8/14/2006	450,000

	Total U.S. Government			980,000

Principal			Maturity
Amount	Variable Rate Notes (23.7%)(d)	Yield(b)	Date	Value

Banking — Domestic (8.2%)
$3,250,000	Bank of New York Company, Inc.	5.160%	7/10/2006	$3,250,000
2,600,000	Bank of New York Company, Inc.	5.395	7/27/2006	2,600,768
1,300,000	Bank One Corporation	5.439	9/15/2006	1,300,424
7,750,000	BNP Paribas NY CD	5.067	8/5/2006	7,749,296
6,500,000	Fifth Third Bancorp	5.282	7/24/2006	6,500,000
3,250,000	HSBC USA, Inc.	5.179	7/17/2006	3,250,000
6,700,000	Royal Bank of Canada NY	5.079	8/1/2006	6,700,000
5,775,000	Wells Fargo & Company	5.189	7/17/2006	5,775,000
4,136,000	Wells Fargo & Company	5.089	8/3/2006	4,140,990

	Total Banking — Domestic			41,266,478

Banking — Foreign (3.5%)
3,440,000	Bank of Ireland	5.237	7/20/2006	3,440,000
4,050,000	BNP Paribas SA	5.293	7/26/2006	4,050,000
6,000,000	DNB NOR ASA	5.313	7/25/2006	6,000,000
4,000,000	Royal Bank of Scotland plc	5.269	7/21/2006	4,000,000

	Total Banking — Foreign			17,490,000

Brokerage (0.9%)
450,000	Goldman Sachs Group, Inc.	7.200	11/1/2006	453,413
4,000,000	Merrill Lynch & Company, Inc.	5.420	7/11/2006	4,005,370

	Total Brokerage			4,458,783

The accompanying Notes to Financial Statements are an integral part of this schedule.

220

Money Market Portfolio Schedule of Investments as of June 30, 2006 (unaudited)(a)

Principal			Maturity
Amount	Variable Rate Notes (23.7%)(d)	Yield(b)	Date	Value

Consumer Cyclical (2.3%)
$3,240,000	American Honda Finance Corporation	4.983%	7/10/2006	$3,239,997
5,200,000	American Honda Finance Corporation	5.340	8/15/2006	5,201,373
3,000,000	American Honda Finance Corporation	5.470	9/11/2006	3,001,202

	Total Consumer Cyclical			11,442,572

Finance (4.7%)
3,030,000	Kordsa, Inc.	5.330	7/13/2006	3,030,000
3,000,000	NGSP, Inc.	5.200	7/10/2006	3,000,000
9,900,000	Union Hamilton Special Funding, LLC	5.424	9/21/2006	9,900,000
8,450,000	Union Hamilton Special Funding, LLC	5.490	9/28/2006	8,450,000

	Total Finance			24,380,000

Insurance (2.3%)
5,675,000	Allstate Life Global Funding II	5.195	7/10/2006	5,675,000
5,775,000	Allstate Life Global Funding II	5.219	7/17/2006	5,775,000

	Total Insurance			11,450,000

U.S. Municipal (1.8%)
2,300,000	Illinois Student Assistance Commission
	Student Loan Revenue Bonds	5.350	7/5/2006	2,300,000
3,900,000	Michigan State Housing Development
	Authority Revenue Series D	5.220	7/5/2006	3,900,000
3,000,000	Ohio State Air Quality Development
	Authority Revenue Bonds (Columbus and Southern)
	(Series B)	5.430	7/5/2006	3,000,000

	Total U.S. Municipal			9,200,000

	Total Variable Rate Notes			119,687,833

	Total Investments (at amortized cost) 99.5%			$503,597,525

	Other Assets and Liabilities, Net 0.5%			2,614,919

	Total Net Assets 100.0%			$506,212,444

(a) The categories of investments are shown as a percentage of total net assets.

(b) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(c) The market value of the denoted categories of investments represents less than 0.1% of the total net assets of the Thrivent Money Market Portfolio.

(d) Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(e) The cost for federal income tax purposes is $503,597,525.

The accompanying Notes to Financial Statements are an integral part of this schedule.

221

Thrivent Series Fund, Inc.						Thrivent Series Fund, Inc.
Statement of Assets and Liabilities						Statement of Assets and Liabilities – continued

		Moderately		Moderately		Partner	Partner
	Aggressive	Aggressive	Moderate	Conservative		Small Cap	Small Cap	Small Cap	Small Cap	Mid Cap	Mid Cap
	Allocation	Allocation	Allocation	Allocation	Technology	Growth	Value	Stock	Index	Growth	Growth
As of June 30, 2006 (unaudited)	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio II

Assets
Investments at cost	$219,739,861	$654,794,299	$794,326,493	$292,360,651	$62,404,956	$110,098,891	$156,712,300	$415,080,827	$432,169,128	$765,767,592	$39,017,533
Investments in securities at market value	—	—	—	—	50,277,107	91,824,032	135,962,370	363,053,043	449,200,844	680,172,522	33,118,656
Investments in affiliates at market value	220,838,605	657,798,995	795,337,901	292,468,748	15,753,816	25,746,277	42,461,715	106,921,661	127,156,129	150,502,725	9,680,996

Investments at Market Value	220,838,605	657,798,995	795,337,901	292,468,748	66,030,923	117,570,309	178,424,085	469,974,704	576,356,973	830,675,247	42,799,652

Cash	—	—	—	—	—	5,322	—	5,114	—	3,790	—
Dividends and interest receivable	—	—	—	—	21,304	44,537	105,020	314,674	429,307	209,120	10,330
Prepaid expenses	744	947	922	815	788	790	866	1,161	1,562	2,025	751
Receivable for investments sold	—	—	—	—	446,661	1,040,528	421,884	3,035,278	—	11,090,477	542,158
Receivable for fund shares sold	804,107	2,025,673	3,265,764	1,574,267	90,956	132,566	151,077	563,964	28,683	174,195	1,534
Receivable for variation margin	—	—	—	—	—	—	—	—	136,990	—	—

Total Assets	221,643,456	659,825,615	798,604,587	294,043,830	66,590,632	118,794,052	179,102,932	473,894,895	576,953,515	842,154,854	43,354,425

Liabilities
Accrued expenses	10,691	11,345	11,570	10,782	11,913	14,269	14,542	24,854	36,357	34,968	12,918
Payable for investments purchased	549,284	2,015,579	3,257,020	1,562,512	131,957	2,185,289	607,956	3,211,645	989,716	8,831,266	438,132
Payable upon return of collateral for securities loaned	—	—	—	—	13,366,807	23,592,753	35,553,798	92,908,067	116,637,754	136,700,110	8,696,255
Payable for fund shares redeemed	254,840	10,170	8,956	11,868	9,810	28,719	36,426	18,986	639,584	543,571	8,786
Payable to affiliate	726	15,337	37,664	27,466	33,422	65,997	90,843	206,819	130,464	237,797	5,316

Total Liabilities	815,541	2,052,431	3,315,210	1,612,628	13,553,909	25,887,027	36,303,565	96,370,371	118,433,875	146,347,712	9,161,407

Net Assets
Capital stock (beneficial interest)	216,539,743	643,822,133	777,511,611	286,176,658	48,259,595	79,972,473	117,370,350	311,232,128	290,307,558	677,884,113	26,444,939
Accumulated undistributed net investment income/(loss)	1,073,231	4,884,341	7,814,966	3,589,328	(67,014)	(198,873)	512,368	492,528	1,793,400	1,780,017	94,217
Accumulated undistributed net realized gain/(loss) on
investments and foreign currency transactions	2,116,197	6,062,014	8,951,392	2,557,119	1,218,175	5,662,007	3,204,864	10,905,991	21,899,427	(48,764,643)	3,871,743
Net unrealized appreciation/(depreciation) on:
Investments	1,098,744	3,004,696	1,011,408	108,097	3,625,967	7,471,418	21,711,785	54,893,877	144,187,845	64,907,655	3,782,119
Futures contracts	—	—	—	—	—	—	—	—	331,410	—	—

Total Net Assets	$220,827,915	$657,773,184	$795,289,377	$292,431,202	$53,036,723	$92,907,025	$142,799,367	$377,524,524	$458,519,640	$695,807,142	$34,193,018

Shares of beneficial interest outstanding	18,558,196	56,776,916	70,543,358	26,767,171	7,492,150	7,203,209	7,795,671	25,781,629	22,704,875	42,114,415	3,202,144

Net asset value per share	$11.90	$11.59	$11.27	$10.92	$7.08	$12.90	$18.32	$14.64	$20.19	$16.52	$10.68

The accompanying Notes to Financial Statements are an integral part of this statement.	The accompanying Notes to Financial Statements are an integral part of this statement.

222	223

Thrivent Series Fund, Inc.						Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued						Statement of Assets and Liabilities – continued

	Partner			Partner				Partner
	Mid Cap	Mid Cap	Mid Cap	International	Partner	Large Cap	Large Cap	Growth	Large Cap	Large Cap	Large Cap
	Value	Stock	Index	Stock	All Cap	Growth	Growth	Stock	Value	Stock	Index
As of June 30, 2006 (unaudited)	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio II	Portfolio	Portfolio	Portfolio	Portfolio

Assets
Investments at cost	$44,722,158	$362,408,931	$166,990,315	$1,239,678,127	$91,140,662	$2,132,144,303	$37,768,636	$98,857,970	$591,563,199	$729,288,584	$619,244,664
Investments in securities at market value	37,881,790	301,231,493	163,302,463	1,142,901,587	88,890,283	2,224,859,903	36,044,863	109,355,365	617,068,626	742,052,507	710,010,553
Investments in affiliates at market value	8,560,013	72,879,720	40,155,403	271,120,018	11,404,084	119,143,825	5,244,798	7,002,644	49,287,605	39,115,838	34,904,381

Investments at Market Value	46,441,803	374,111,213	203,457,866	1,414,021,605	100,294,367	2,344,003,728	41,289,661	116,358,009	666,356,231	781,168,345	744,914,934

Cash	—	5,730	—	2,040,275(a)	—	8,084	—	1(b)	8,640	5,852	2,196
Dividends and interest receivable	54,469	180,536	166,226	2,560,021	107,440	1,265,299	19,638	82,346	712,830	647,986	817,145
Prepaid expenses	708	1,013	986	2,366	820	4,896	759	896	1,518	1,685	2,147
Receivable for investments sold	232,414	6,751,233	—	1,529,331	2,167,446	30,751,236	535,516	68,702	1,444,476	—	—
Receivable for investments sold short	—	—	—	—	—	62,825	1,110	—	—	—	—
Receivable for fund shares sold	133,149	523,360	10,487	1,028,009	9,654	1,084,433	388	8,071	764,198	925,680	148,892
Receivable for forward contracts	—	—	—	2,604,008	—	—	—	—	—	—	—
Receivable for variation margin	—	—	20,277	—	—	—	—	—	—	—	—
Receivable from affiliate	—	—	—	—	—	—	—	—	—	25,645	—

Total Assets	46,862,543	381,573,085	203,655,842	1,423,785,615	102,579,727	2,377,180,501	41,847,072	116,518,025	669,287,893	782,775,193	745,885,314

Liabilities
Accrued expenses	16,703	19,950	16,140	103,676	13,197	133,160	14,038	17,417	27,276	38,461	58,968
Payable for investments purchased	277,068	21,794,549	—	6,331,814	1,041,554	27,909,013	447,655	423,453	4,361,218	59,352,351	41,580
Payable upon return of collateral for securities loaned	7,879,186	59,843,769	36,975,727	257,238,788	11,156,536	105,131,418	4,532,587	5,473,520	35,011,360	24,922,709	28,771,136
Payable for fund shares redeemed	150,184	10,421	120,813	378,054	32,999	1,245,481	11,884	14,860	143,041	180,831	766,423
Payable for forward contracts	—	—	—	2,559,198	—	—	—	—	—	—	—
Open options written, at value	—	—	—	—	—	133,240	2,720	—	—	—	—
Payable for variation margin	—	—	—	—	—	—	—	—	—	44,455	30,400
Payable to affiliate	23,876	167,390	50,828	769,021	56,386	777,795	5,646	65,240	313,255	366,663	194,044

Total Liabilities	8,347,017	81,836,079	37,163,508	267,380,551	12,300,672	135,330,107	5,014,530	5,994,490	39,856,150	84,905,470	29,862,551

Net Assets
Capital stock (beneficial interest)	36,401,031	271,425,770	126,605,445	994,248,989	77,014,699	3,298,113,105	32,541,348	90,229,251	536,898,919	635,559,177	590,678,399
Accumulated undistributed net investment income/(loss)	153,271	848,105	969,082	8,638,744	134,380	5,645,166	104,991	421,030	4,574,677	3,701,766	5,972,092
Accumulated undistributed net realized gain/(loss) on
investments and foreign currency transactions	241,579	15,760,849	2,353,837	(20,845,742)	3,976,271	(1,273,845,165)	663,591	2,373,197	13,165,115	6,729,019	(6,537,208)
Net unrealized appreciation/(depreciation) on:
Investments	1,719,645	11,702,282	36,467,551	174,343,478	9,153,705	211,859,425	3,521,025	17,500,039	74,793,032	51,879,761	125,670,270
Written option contracts	—	—	—	—	—	77,863	1,587	—	—	—	—
Futures contracts	—	—	96,419	—	—	—	—	—	—	—	239,210
Foreign currency forward contracts	—	—	—	44,810	—	—	—	—	—	—	—
Foreign currency transactions	—	—	—	(25,215)	—	—	—	18	—	—	—

Total Net Assets	$38,515,526	$299,737,006	$166,492,334	$1,156,405,064	$90,279,055	$2,241,850,394	$36,832,542	$110,523,535	$629,431,743	$697,869,723	$716,022,763

Shares of beneficial interest outstanding	3,206,746	24,476,298	11,678,534	80,487,592	8,341,373	146,903,246	3,654,182	9,491,230	52,015,405	73,400,442	31,815,875

Net asset value per share	$12.01	$12.25	$14.26	$14.37	$10.82	$15.26	$10.08	$11.64	$12.10	$9.51	$22.51

(a) Includes foreign currency holdings of $2,028,326

(b) Includes foreign currency holdings of $1

The accompanying Notes to Financial Statements are an integral part of this statement.	The accompanying Notes to Financial Statements are an integral part of this statement.

224	225

Thrivent Series Fund, Inc.						Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued						Statement of Assets and Liabilities – continued

	Real Estate			Diversified			Limited	Mortgage	Money
	Securities	Balanced	High Yield	Income Plus	Income	Bond Index	Maturity	Securities	Market
As of June 30, 2006 (unaudited)	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Bond Portfolio	Portfolio	Portfolio

Assets
Investments at cost	$296,243,708	$639,402,399	$944,036,100	$90,663,653	$1,229,541,144	$392,972,449	$594,542,626	$112,161,743	$503,597,525
Investments in securities at market value	293,187,883	631,718,333	803,776,471	83,978,569	1,112,839,652	313,687,073	561,491,605	111,053,232	503,597,525
Investments in affiliates at market value	78,286,729	74,764,233	133,618,463	6,276,781	96,325,345	72,213,490	26,069,998	807	—

Investments at Market Value	371,474,612	706,482,566	937,394,934	90,255,350	1,209,164,997	385,900,563	587,561,603	111,054,039	503,597,525

Cash	—	8,295	6,896	3,646	3,171	—	—	1,999	6,092
Dividends and interest receivable	985,578	2,162,172	15,939,752	1,067,954	9,179,875	2,069,430	3,902,616	85,279	616,509
Prepaid expenses	1,140	1,925	2,169	859	2,379	1,187	1,405	804	1,305
Receivable for investments sold	1,504,533	—	11,341,644	3,192,436	49,780,144	—	15,487,977	—	—
Receivable for fund shares sold	219,973	7,259	4,109,480	943	1,005,774	11,988	981,141	232,501	9,246,731
Receivable for variation margin	—	—	—	—	61,929	—	—	9,063	—

Total Assets	374,185,836	708,662,217	968,794,875	94,521,188	1,269,198,269	387,983,168	607,934,742	111,383,685	513,468,162

Liabilities
Accrued expenses	17,910	59,906	34,453	13,952	40,116	24,482	22,478	12,478	23,098
Payable for investments purchased	220,115	60,423,777	15,619,435	7,996,893	213,994,921	81,720,594	53,705,469	50,926,250	—
Payable upon return of collateral for securities loaned	70,411,331	61,544,882	120,705,285	2,632,438	83,533,870	62,031,625	17,780,578	—	—
Payable for fund shares redeemed	76,762	718,410	404,998	3,752,538	426,936	291,048	212,898	5,966	7,100,163
Payable for variation margin	—	23,200	10,560	1,120	—	—	—	—	—
Payable to affiliate	197,147	166,549	288,713	28,655	338,601	73,670	182,301	26,417	132,457
Mortgage dollar roll deferred revenue	—	11,486	—	—	38,503	16,719	11,328	11,244	—

Total Liabilities	70,923,265	122,948,210	137,063,444	14,425,596	298,372,947	144,158,138	71,915,052	50,982,355	7,255,718
Net Assets
Capital stock (beneficial interest)	222,119,700	539,375,845	1,747,416,697	92,886,942	1,009,022,555	255,107,455	546,236,689	63,419,673	506,212,444
Accumulated undistributed net investment income/(loss)	3,278,196	8,446,052	2,336,133	26,314	284,992	(5,306)	70,741	12,736	—
Accumulated undistributed net realized gain/(loss) on
investments and foreign currency transactions	2,633,771	(29,177,399)	(911,389,308)	(12,410,324)	(18,306,305)	(4,205,233)	(3,306,717)	(1,933,638)	—
Net unrealized appreciation/(depreciation) on:
Investments	75,230,904	67,080,167	(6,641,166)	(408,303)	(20,376,147)	(7,071,886)	(6,981,023)	(1,107,704)	—
Written option contracts	—	—	—	—	—	—	—	10,313	—
Futures contracts	—	(10,658)	9,075	963	200,227	—	—	(50)	—

Total Net Assets	$303,262,571	$585,714,007	$831,731,431	$80,095,592	$970,825,322	$243,825,030	$536,019,690	$60,401,330	$506,212,444

Shares of beneficial interest outstanding	15,630,317	38,353,812	169,152,538	12,445,906	101,339,856	24,451,663	54,490,368	6,354,687	506,212,444

Net asset value per share	$19.40	$15.27	$4.92	$6.44	$9.58	$9.97	$9.84	$9.51	$1.00

The accompanying Notes to Financial Statements are an integral part of this statement.	The accompanying Notes to Financial Statements are an integral part of this statement.

226	227

Thrivent Series Fund, Inc.							Thrivent Series Fund, Inc.
Statement of Operations							Statement of Operations – continued

		Moderately		Moderately
	Aggressive	Aggressive	Moderate	Conservative		Partner	Partner	Small Cap	Small Cap	Mid Cap	Mid Cap
For the six months ended	Allocation	Allocation	Allocation	Allocation	Technology	Small Cap	Small Cap	Stock	Index	Growth	Growth
June 30, 2006 (unaudited)	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Growth Portfolio	Value Portfolio	Portfolio	Portfolio	Portfolio	Portfolio II

Investment Income
Dividends	$—	$—	$—	$—	$133,452	$96,919	$745,929	$1,169,175	$2,431,694	$2,822,191	$141,552
Taxable interest	—	—	—	—	857	47,048	29,087	178,197	49,397	179,342	—
Income from securities loaned	—	—	—	—	23,383	31,499	32,873	110,749	126,277	191,574	9,951
Income from affiliated investments	1,120,559	5,039,244	8,079,533	3,759,948	37,873	38,969	117,758	266,768	115,087	266,528	16,747
Foreign dividend tax withholding	—	—	—	—	(7,869)	—	—	(653)	(950)	(1,485)	(75)

Total Investment Income	1,120,559	5,039,244	8,079,533	3,759,948	187,696	214,435	925,647	1,724,236	2,721,505	3,458,150	168,175

Expenses
Adviser fees	112,409	334,518	407,601	164,405	220,046	176,162	127,593	1,179,468	783,770	1,490,523	167,500
Sub-Adviser fees	—	—	—	—	—	239,706	382,780	—	—	—	—
Accounting and pricing fees	7,002	7,998	7,998	7,998	8,865	6,959	7,753	13,897	23,979	34,077	7,583
Administrative service fees	22,482	67,804	83,931	32,881	8,802	12,476	19,139	52,148	72,200	111,789	5,583
Audit and legal fees	9,197	9,197	9,197	9,197	7,947	7,947	7,947	9,900	10,854	12,616	7,947
Custody fees	2,482	2,482	2,482	2,482	3,983	13,002	11,035	19,163	17,536	16,966	10,140
Insurance expenses	1,840	2,313	2,162	1,992	1,982	1,984	2,178	2,913	3,965	5,130	1,892
Printing and postage expenses	566	1,565	2,184	773	162	261	399	1,077	1,373	2,099	104
Directors’ fees	1,363	1,363	1,363	1,363	1,449	1,390	2,754	5,236	7,459	10,119	1,386
Other expenses	2,457	2,569	2,582	2,497	2,901	2,795	2,866	3,313	4,111	4,850	2,860

Total Expenses Before Reimbursement	159,798	429,809	519,500	223,588	256,137	462,682	564,444	1,287,115	925,247	1,688,169	204,995

Less:
Reimbursement from adviser	(112,875)	(275,311)	(255,337)	(53,373)	(3,389)	(50,231)	(10,485)	(23,879)	(8,175)	(23,852)	(132,100)
Custody earnings credit	—	—	—	—	(2)	(49)	(16)	(84)	(2,586)	(146)	(25)

Total Net Expenses	46,923	154,498	264,163	170,215	252,746	412,402	553,943	1,263,152	914,486	1,664,171	72,870

Net Investment Income/(Loss)	1,073,636	4,884,746	7,815,370	3,589,733	(65,050)	(197,967)	371,704	461,084	1,807,019	1,793,979	95,305
Realized and Unrealized Gains/(Losses) on
Investments and Foreign Currency Transactions
Net realized gains/(losses) on:
Investments	2,116,299	6,064,781	8,959,828	2,559,350	1,417,987	6,023,785	3,417,873	11,752,815	25,587,421	88,202,782	3,931,241
Futures contracts	—	—	—	—	—	—	—	—	(443,795)	—	—
Change in net unrealized appreciation/(depreciation) on:
Investments	(1,812,811)	(5,216,021)	(9,281,971)	(2,898,862)	(3,853,218)	(1,810,528)	11,456,440	7,926,641	8,397,873	(72,770,070)	(3,091,742)
Futures contracts	—	—	—	—	—	—	—	—	394,655	—	—

Net Realized and Unrealized Gains/(Losses) on

Investments and Foreign Currency Transactions	303,488	848,760	(322,143)	(339,512)	(2,435,231)	4,213,257	14,874,313	19,679,456	33,936,154	15,432,712	839,499

Net Increase/(Decrease) in Net Assets Resulting

From Operations	$1,377,124	$5,733,506	$7,493,227	$3,250,221	$(2,500,281)	$4,015,290	$15,246,017	$20,140,540	$35,743,173	$17,226,691	$934,804
The accompanying Notes to Financial Statements are an integral part of this statement.	The accompanying Notes to Financial Statements are an integral part of this statement.

228	229

Thrivent Series Fund, Inc.							Thrivent Series Fund, Inc.
Statement of Operations – continued							Statement of Operations – continued

	Partner	Mid Cap	Mid Cap	Partner	Partner	Large Cap	Large Cap	Partner	Large Cap	Large Cap	Large Cap
For the six months ended	Mid Cap Value	Stock	Index	International	All Cap	Growth	Growth	Growth Stock	Value	Stock	Index
June 30, 2006 (unaudited)	Portfolio	Portfolio	Portfolio	Stock Portfolio	Portfolio	Portfolio	Portfolio II	Portfolio	Portfolio	Portfolio	Portfolio

Investment Income
Dividends	$274,812	$1,423,866	$1,268,562	$18,336,881	$484,870	$10,598,236	$181,452	$819,539	$5,637,943	$5,059,776	$7,160,076
Taxable interest	25,881	125,537	5,445	718,391	—	172,830	—	61	542,617	639,503	102,116
Income from securities loaned	2,544	47,120	19,701	467,509	5,233	105,171	2,191	33,670	24,569	21,019	18,656
Income from affiliated investments	18,766	247,408	42,051	260,200	26,253	200,594	4,977	63,450	263,516	257,393	72,322
Foreign dividend tax withholding	—	(359)	—	(1,714,064)	—	(132,100)	(2,812)	(29,685)	(32,379)	(24,817)	—

Total Investment Income	322,003	1,843,572	1,335,759	18,068,917	516,356	10,944,731	185,808	887,035	6,436,266	5,952,874	7,353,170

Expenses
Adviser fees	40,407	927,423	302,973	1,989,126	156,403	4,686,375	160,984	232,527	1,731,384	2,078,653	1,139,293
Sub-Adviser fees	80,814	—	—	2,541,445	268,119	—	—	232,527	—	—	—
Accounting and pricing fees	7,559	8,492	12,022	54,986	8,641	101,173	8,167	11,348	23,239	18,533	37,497
Administrative service fees	4,849	40,515	25,969	166,346	13,406	351,478	6,037	17,440	86,569	98,749	114,400
Audit and legal fees	9,862	7,947	7,947	14,844	7,947	22,804	7,947	7,947	11,246	11,807	12,917
Custody fees	20,581	19,424	8,514	196,876	11,875	25,597	13,244	19,198	9,116	39,637	31,266
Insurance expenses	1,774	2,524	2,484	5,885	2,059	12,396	1,911	2,258	3,798	4,229	5,452
Printing and postage expenses	108	851	495	3,291	264	6,642	111	328	1,773	1,991	2,131
Directors’ fees	1,363	4,272	3,442	13,735	1,392	29,204	1,388	2,301	9,422	8,730	11,341
Other expenses	2,681	3,104	3,113	4,606	2,821	9,414	2,871	2,920	3,799	4,054	5,041

Total Expenses Before Reimbursement	169,998	1,014,552	366,959	4,991,140	472,927	5,245,083	202,660	528,794	1,880,346	2,266,383	1,359,338

Less:
Reimbursement from adviser	(1,625)	(22,218)	(3,317)	(23,274)	(91,901)	(17,371)	(122,603)	(63,979)	(23,544)	(22,947)	(4,769)
Custody earnings credit	(46)	(52)	(230)	(173)	—	(462)	(6)	(68)	(61)	(221)	(201)

Total Net Expenses	168,327	992,282	363,412	4,967,693	381,026	5,227,250	80,051	464,747	1,856,741	2,243,215	1,354,368

Net Investment Income/(Loss)	153,676	851,290	972,347	13,101,224	135,330	5,717,481	105,757	422,288	4,579,525	3,709,659	5,998,802

Realized and Unrealized Gains/(Losses) on
Investments and Foreign Currency Transactions
Net realized gains/(losses) on:
Investments	275,106	15,932,530	4,530,405	53,641,822	7,575,638	49,655,946	945,319	3,164,903	14,766,984	11,230,609	31,657,101
Written option contracts	—	—	—	—	—	434,458	8,659	—	—	—	—
Futures contracts	—	—	(50,854)	—	—	—	—	—	—	(787,250)	(130,347)
Foreign currency transactions	—	—	—	(139,187)	—	—	—	(3,539)	—	—	—
Change in net unrealized appreciation/(depreciation) on:
Investments	580,256	(10,380,539)	1,486,987	3,468,190	(4,605,869)	(103,390,082)	(1,791,987)	(2,511,328)	14,312,940	(9,667,892)	(17,005,467)
Written option contracts	—	—	—	—	—	37,142	682	—	—	—	—
Futures contracts	—	—	106,443	—	—	—	—	—	—	—	257,505
Foreign currency forward contracts	—	—	—	46,030	—	—	—	371	—	—	—
Foreign currency transactions	—	—	—	(44,101)	—	—	—	(169)	—	—	—

Net Realized and Unrealized Gains/(Losses) on

Investments and Foreign Currency Transactions	855,362	5,551,991	6,072,981	56,972,754	2,969,769	(53,262,536)	(837,327)	650,238	29,079,924	775,467	14,778,792

Net Increase/(Decrease) in Net Assets Resulting

From Operations	$1,009,038	$6,403,281	$7,045,328	$70,073,978	$3,105,099	$(47,545,055)	$(731,570)	$1,072,526	$33,659,449	$4,485,126	$20,777,594

The accompanying Notes to Financial Statements are an integral part of this statement.	The accompanying Notes to Financial Statements are an integral part of this statement.

230	231

Thrivent Series Fund, Inc.							Thrivent Series Fund, Inc.
Statement of Operations – continued							Statement of Operations – continued

	Real Estate			Diversified			Limited	Mortgage	Money
For the six months ended	Securities	Balanced	High Yield	Income Plus	Income	Bond Index	Maturity	Securities	Market
June 30, 2006 (unaudited)	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Bond Portfolio	Portfolio	Portfolio

Investment Income
Dividends	$4,266,342	$3,821,187	$744,630	$52,759	$41,656	$—	$—	$—	$—
Taxable interest	26,838	5,271,535	33,978,363	3,493,131	25,156,981	5,870,166	11,169,662	1,520,436	10,260,551
Income from mortgage dollar rolls	—	283,128	—	—	644,947	407,385	201,660	256,600	—
Income from securities loaned	18,070	35,201	165,554	18,946	153,232	28,227	17,375	—	—
Income from affiliated investments	181,050	258,146	258,481	62,904	256,442	243,173	259,900	17	—
Foreign dividend tax withholding	(9,414)	—	—	—	—	—	—	—	—

Total Investment Income	4,482,886	9,669,197	35,147,028	3,627,740	26,253,258	6,548,951	11,648,597	1,777,053	10,260,551

Expenses
Adviser fees	1,146,258	1,002,983	1,679,918	177,218	1,878,100	445,894	968,529	158,035	849,953
Accounting and pricing fees	9,756	43,373	50,621	17,799	54,296	23,082	21,414	8,602	18,690
Administrative service fees	42,985	94,100	125,994	13,291	140,858	38,412	72,640	9,482	63,747
Audit and legal fees	10,289	12,068	13,935	8,061	13,712	9,651	10,854	7,960	10,175
Custody fees	6,093	42,521	9,552	3,438	13,503	8,743	7,050	5,974	7,717
Insurance expenses	2,862	4,900	5,525	2,168	6,054	3,006	3,513	2,026	3,280
Printing and postage expenses	872	1,752	2,458	250	2,790	728	1,514	179	1,383
Directors’ fees	4,519	9,824	11,033	1,708	12,128	4,631	6,591	1,403	5,961
Other expenses	3,241	4,771	3,976	1,852	4,340	2,357	2,539	1,762	2,469

Total Expenses Before Reimbursement	1,226,875	1,216,292	1,903,012	225,784	2,125,781	536,504	1,094,644	195,423	963,375

Less:
Reimbursement from adviser	(16,121)	(18,442)	(23,027)	(5,585)	(22,986)	(19,076)	(23,316)	(2)	(212,488)
Custody earnings credit	(214)	(861)	(3,889)	(893)	(1,725)	(770)	(1,204)	(130)	(3,690)

Total Net Expenses	1,210,540	1,196,989	1,876,096	219,307	2,101,070	516,658	1,070,124	195,291	747,197

Net Investment Income/(Loss)	3,272,346	8,472,208	33,270,932	3,408,433	24,152,188	6,032,293	10,578,473	1,581,762	9,513,354

Realized and Unrealized Gains/(Losses) on
Investments and Foreign Currency Transactions
Net realized gains/(losses) on:
Investments	3,002,186	15,813,606	3,685,463	(200,250)	(15,475,128)	(2,512,504)	(1,503,639)	(1,569,794)	—
Written option contracts	—	—	—	—	341,467	—	49,501	42,500	—
Futures contracts	—	(43,640)	66,283	7,466	2,435,889	—	264,800	—	—
Foreign currency transactions	—	—	—	—	(269)	—	—	—	—
Change in net unrealized appreciation/(depreciation) on:
Investments	29,772,284	(14,320,290)	(19,804,994)	(1,149,499)	(17,714,841)	(5,846,306)	(2,887,080)	(104,376)	—
Written option contracts	—	—	—	—	—	—	—	16,641	—
Futures contracts	—	74,242	75,860	9,086	451,798	—	72,710	(50)	—

Net Realized and Unrealized Gains/(Losses) on

Investments and Foreign Currency Transactions	32,774,470	1,523,918	(15,977,388)	(1,333,197)	(29,961,084)	(8,358,810)	(4,003,708)	(1,615,079)	—

Net Increase/(Decrease) in Net Assets Resulting

From Operations	$36,046,816	$9,996,126	$17,293,544	$2,075,236	$(5,808,896)	$(2,326,517)	$6,574,765	$(33,317)	$9,513,354

The accompanying Notes to Financial Statements are an integral part of this statement.	The accompanying Notes to Financial Statements are an integral part of this statement.

232	233

Thrivent Series Fund, Inc.						Thrivent Series Fund, Inc.
Statement of Changes in Net Assets						Statement of Changes in Net Assets – continued

	Aggressive Allocation		Moderately Aggressive		Moderate Allocation		Moderately Conservative		Technology		Partner Small Cap
	Portfolio		Allocation Portfolio		Portfolio		Allocation Portfolio		Portfolio		Growth Portfolio
	————————————————		————————————————		————————————————		————————————————		————————————————		————————————————
For the periods ended	6/30/2006	12/31/2005(a)	6/30/2006	12/31/2005(a)	6/30/2006	12/31/2005(a)	6/30/2006	12/31/2005(a)	6/30/2006	12/31/2005	6/30/2006	12/31/2005
	(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)

Operations
Net investment income/(loss)	$1,073,636	$19,395	$4,884,746	$397,920	$7,815,370	$1,124,894	$3,589,733	$832,609	$(65,050)	$(183,019)	$(197,967)	$(330,690)
Net realized gains/(losses) on:
Investments	2,116,299	11,130	6,064,781	25,396	8,959,828	(8,435)	2,559,350	20,312	1,417,987	1,172,191	6,023,785	259,782
Change in net unrealized appreciation/(depreciation) on:
Investments	(1,812,811)	2,911,555	(5,216,021)	8,220,717	(9,281,971)	10,293,379	(2,898,862)	3,006,959	(3,853,218)	1,244,241	(1,810,528)	2,532,107

Net Change in Net Assets Resulting

From Operations	1,377,124	2,942,080	5,733,506	8,644,033	7,493,227	11,409,838	3,250,221	3,859,880	(2,500,281)	2,233,413	4,015,290	2,461,199
Distributions to Shareholders
From net investment income	(254)	(25,700)	(8,356)	(405,319)	(10,934)	(1,114,365)	(9,026)	(823,988)	—	(172,301)	—	—
From net realized gains	(451)	(4,627)	—	(12,813)	—	—	—	(22,543)	(804,350)	—	(306,119)	(2,916,428)

Total Distributions to Shareholders	(705)	(30,327)	(8,356)	(418,132)	(10,934)	(1,114,365)	(9,026)	(846,531)	(804,350)	(172,301)	(306,119)	(2,916,428)

Capital Stock Transactions	147,647,577	68,892,166	413,952,552	229,869,581	456,648,222	320,863,389	142,456,807	143,719,851	(3,486,334)	1,142,980	24,451,304	11,267,534

Net Increase/(Decrease) in Net Assets	149,023,996	71,803,919	419,677,702	238,095,482	464,130,515	331,158,862	145,698,002	146,733,200	(6,790,965)	3,204,092	28,160,475	10,812,305

Net Assets, Beginning of Period	71,803,919	—	238,095,482	—	331,158,862	—	146,733,200	—	59,827,688	56,623,596	64,746,550	53,934,245

Net Assets, End of Period	$220,827,915	$71,803,919	$657,773,184	$238,095,482	$795,289,377	$331,158,862	$292,431,202	$146,733,200	$53,036,723	$59,827,688	$92,907,025	$64,746,550

	Partner Small Cap		Small Cap Stock		Small Cap Index		Mid Cap Growth		Mid Cap Growth		Partner Mid Cap
	Value Portfolio		Portfolio		Portfolio		Portfolio		Portfolio II		Value Portfolio
	————————————————		————————————————		————————————————		————————————————		————————————————		————————————————————
	6/30/2006	12/31/2005	6/30/2006	12/31/2005	6/30/2006	12/31/2005	6/30/2006	12/31/2005	6/30/2006	12/31/2005	6/30/2006	12/31/2005(a)
For the periods ended	(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)

Operations
Net investment income/(loss)	$371,704	$474,300	$461,084	$494,105	$1,807,019	$3,616,593	$1,793,979	$823,576	$95,305	$65,216	$153,676	$70,448
Net realized gains/(losses) on:
Investments	3,417,873	4,656,089	11,752,815	21,194,950	25,587,421	11,715,230	88,202,782	57,516,096	3,931,241	1,605,074	275,106	36,833
Futures contracts	—	—	—	—	(443,795)	297,934	—	—	—	—	—	—
Change in net unrealized appreciation/(depreciation) on:
Investments	11,456,440	48,516	7,926,641	198,871	8,397,873	18,531,375	(72,770,070)	19,590,009	(3,091,742)	2,394,652	580,256	1,139,389
Futures contracts	—	—	—	—	394,655	(156,666)	—	—	—	—	—	—

Net Change in Net Assets Resulting

From Operations	15,246,017	5,178,905	20,140,540	21,887,926	35,743,173	34,004,466	17,226,691	77,929,681	934,804	4,064,942	1,009,038	1,246,670
Distributions to Shareholders
From net investment income	(245,502)	(223,715)	(393,228)	(87,466)	(3,387,052)	(3,256,063)	(776,730)	(1,399)	(63,381)	—	—	(72,384)
From net realized gains	(4,957,416)	(2,489,730)	(21,622,774)	(19,430,658)	(12,406,769)	(26,497,977)	—	—	(398,560)	—	(22,532)	(46,297)

Total Distributions to Shareholders	(5,202,918)	(2,713,445)	(22,016,002)	(19,518,124)	(15,793,821)	(29,754,040)	(776,730)	(1,399)	(461,941)	—	(22,532)	(118,681)

Capital Stock Transactions	26,515,839	26,237,695	89,223,875	70,958,584	(35,080,133)	(16,473,178)	(68,115,576)	(115,311,967)	(4,509,717)	(4,273,584)	16,282,348	20,118,683

Net Increase/(Decrease) in Net Assets	36,558,938	28,703,155	87,348,413	73,328,386	(15,130,781)	(12,222,752)	(51,665,615)	(37,383,685)	(4,036,854)	(208,642)	17,268,854	21,246,672

Net Assets, Beginning of Period	106,240,429	77,537,274	290,176,111	216,847,725	473,650,421	485,873,173	747,472,757	784,856,442	38,229,872	38,438,514	21,246,672	—

Net Assets, End of Period	$142,799,367	$106,240,429	$377,524,524	$290,176,111	$458,519,640	$473,650,421	$695,807,142	$747,472,757	$34,193,018	$38,229,872	$38,515,526	$21,246,672

(a) For the period from April 29, 2005 (inception) to December 31, 2005

The accompanying Notes to Financial Statements are an integral part of this statement.	The accompanying Notes to Financial Statements are an integral part of this statement.

234	235

Thrivent Series Fund, Inc.						Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued						Statement of Changes in Net Assets – continued

	Mid Cap		Mid Cap		Partner International		Partner All Cap		Large Cap		Large Cap
	Stock Portfolio		Index Portfolio		Stock Portfolio		Portfolio		Growth Portfolio		Growth Portfolio II
	————————————————		————————————————		————————————————		————————————————		————————————————		————————————————
For the periods ended	6/30/2006	12/31/2005	6/30/2006	12/31/2005	6/30/2006	12/31/2005	6/30/2006	12/31/2005	6/30/2006	12/31/2005	6/30/2006	12/31/2005
	(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)

Operations
Net investment income/(loss)	$851,290	$944,846	$972,347	$1,683,563	$13,101,224	$13,292,360	$135,330	$431,746	$5,717,481	$11,773,289	$105,757	$233,612
Net realized gains/(losses) on:
Investments	15,932,530	19,018,761	4,530,405	6,605,349	53,641,822	13,269,876	7,575,638	6,251,067	49,655,946	104,037,829	945,319	990,913
Written option contracts	—	—	—	—	—	—	—	—	434,458	343,534	8,659	7,282
Futures contracts	—	—	(50,854)	406,282	—	—	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	(139,187)	(550,009)	—	—	—	—	—	—
Change in net unrealized appreciation/(depreciation) on:
Investments	(10,380,539)	5,234,023	1,486,987	10,506,477	3,468,190	96,582,431	(4,605,869)	5,502,696	(103,390,082)	39,153,691	(1,791,987)	1,656,756
Written option contracts	—	—	—	—	—	—	—	—	37,142	34,026	682	761
Futures contracts	—	—	106,443	(26,264)	—	—	—	—	—	—	—	—
Foreign currency forward contracts	—	—	—	—	46,030	445	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	(44,101)	(33,191)	—	—	—	—	—	—

Net Change in Net Assets Resulting

From Operations	6,403,281	25,197,630	7,045,328	19,175,407	70,073,978	122,561,912	3,105,099	12,185,509	(47,545,055)	155,342,369	(731,570)	2,889,324

Distributions to Shareholders
From net investment income	(928,850)	(224,671)	(1,645,094)	(786,279)	(15,477,487)	(8,561,457)	(388,596)	(326,692)	(11,608,717)	(18,927,026)	(231,923)	(358,500)
From net realized gains	(19,188,784)	(6,384,590)	(7,254,836)	(4,476,439)	—	—	—	—	—	—	(52,741)	—

Total Distributions to Shareholders	(20,117,634)	(6,609,261)	(8,899,930)	(5,262,718)	(15,477,487)	(8,561,457)	(388,596)	(326,692)	(11,608,717)	(18,927,026)	(284,664)	(358,500)

Capital Stock Transactions	89,223,670	93,976,368	(3,185,851)	22,218,496	45,906,694	220,898,499	5,361,449	10,684,657	(74,023,217)	(209,624,495)	(4,751,339)	(3,801,129)

Net Increase/(Decrease) in Net Assets	75,509,317	112,564,737	(5,040,453)	36,131,185	100,503,185	334,898,954	8,077,952	22,543,474	(133,176,989)	(73,209,152)	(5,767,573)	(1,270,305)

Net Assets, Beginning of Period	224,227,689	111,662,952	171,532,787	135,401,602	1,055,901,879	721,002,925	82,201,103	59,657,629	2,375,027,383	2,448,236,535	42,600,115	43,870,420

Net Assets, End of Period	$299,737,006 $224,227,689		$166,492,334	$171,532,787	$1,156,405,064	$1,055,901,879	$90,279,055	$82,201,103	$2,241,850,394	$2,375,027,383	$36,832,542	$42,600,115

	Partner Growth Stock		Large Cap Value		Large Cap Stock		Large Cap Index		Real Estate Securities		Balanced
	Portfolio		Portfolio		Portfolio		Portfolio		Portfolio		Portfolio
	————————————————		————————————————		————————————————		————————————————		————————————————		————————————————
For the periods ended	6/30/2006	12/31/2005	6/30/2006	12/31/2005	6/30/2006	12/31/2005	6/30/2006	12/31/2005	6/30/2006	12/31/2005	6/30/2006	12/31/2005
	(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)

Operations
Net investment income/(loss)	$422,288	$259,568	$4,579,525	$6,479,618	$3,709,659	$4,896,988	$5,998,802	$12,557,513	$3,272,346	$4,190,633	$8,472,208	$17,882,278
Net realized gains/(losses) on:
Investments	3,164,903	3,569,835	14,766,984	18,483,177	11,230,609	5,642,567	31,657,101	8,678,151	3,002,186	12,932,663	15,813,606	8,885,872
Futures contracts	—	—	—	—	(787,250)	—	(130,347)	179,703	—	—	(43,640)	394,809
Foreign currency transactions	(3,539)	(5,028)	—	—	—	—	—	—	—	—	—	—
Change in net unrealized appreciation/(depreciation) on:
Investments	(2,511,328)	3,750,063	14,312,940	6,398,816	(9,667,892)	19,094,309	(17,005,467)	16,366,881	29,772,284	14,163,413	(14,320,290)	(681,572)
Futures contracts	—	—	—	—	—	—	257,505	(170,367)	—	—	74,242	(84,900)
Foreign currency forward contracts	371	(371)	—	—	—	—	—	—	—	—	—	—
Foreign currency transactions	(169)	(176)	—	—	—	—	—	—	—	—	—	—

Net Change in Net Assets Resulting

From Operations	1,072,526	7,573,891	33,659,449	31,361,611	4,485,126	29,633,864	20,777,594	37,611,881	36,046,816	31,286,709	9,996,126	26,396,487

Distributions to Shareholders
From net investment income	(237,101)	(546,637)	(6,466,754)	(4,173,929)	(4,877,166)	(4,208,925)	(12,463,075)	(12,962,129)	(4,184,991)	(2,711,802)	(17,844,453)	(18,577,360)
From net realized gains	(2,713,317)	—	(13,282,920)	—	(8,534,756)	(3,317,860)	—	—	(12,678,039)	(7,869,595)	—	—

Total Distributions to Shareholders	(2,950,418)	(546,637)	(19,749,674)	(4,173,929)	(13,411,922)	(7,526,785)	(12,463,075)	(12,962,129)	(16,863,030)	(10,581,397)	(17,844,453)	(18,577,360)

Capital Stock Transactions	(7,962,407)	5,902,909	100,993,464	136,117,912	104,380,668	137,433,644	(87,555,316)	(61,325,543)	9,467,371	78,949,765	(69,970,966)	(93,034,182)

Net Increase/(Decrease) in Net Assets	(9,840,299)	12,930,163	114,903,239	163,305,594	95,453,872	159,540,723	(79,240,797)	(36,675,791)	28,651,157	99,655,077	(77,819,293)	(85,215,055)

Net Assets, Beginning of Period	120,363,834	107,433,671	514,528,504	351,222,910	602,415,851	442,875,128	795,263,560	831,939,351	274,611,414	174,956,337	663,533,300	748,748,355

Net Assets, End of Period	$110,523,535	$120,363,834	$629,431,743	$514,528,504	$697,869,723	$602,415,851	$716,022,763	$795,263,560	$303,262,571	$274,611,414	$585,714,007	$663,533,300

The accompanying Notes to Financial Statements are an integral part of this statement.	The accompanying Notes to Financial Statements are an integral part of this statement.

236	237

Thrivent Series Fund, Inc.						Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued						Statement of Changes in Net Assets – continued

	High Yield		Diversified Income		Income		Bond Index		Limited Maturity		Mortgage Securities
	Portfolio		Plus Portfolio		Portfolio		Portfolio		Bond Portfolio		Portfolio
	——————————————————		——————————————————		——————————————————		——————————————————		——————————————————		——————————————————
For the periods ended	6/30/2006	12/31/2005	6/30/2006	12/31/2005	6/30/2006	12/31/2005	6/30/2006	12/31/2005	6/30/2006	12/31/2005	6/30/2006	12/31/2005
	(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)

Operations
Net investment income/(loss)	$33,270,932	$67,814,750	$3,408,433	$7,461,352	$24,152,188	$44,663,142	$6,032,293	$11,700,617	$10,578,473	$13,590,215	$1,581,762	$2,850,172
Net realized gains/(losses) on:
Investments	3,685,463	(9,144,449)	(200,250)	(47,888)	(15,475,128)	940,702	(2,512,504)	(884,904)	(1,503,639)	(2,892,040)	(1,569,794)	(351,300)
Written option contracts	—	—	—	—	341,467	318,535	—	—	49,501	70,040	42,500	31,250
Futures contracts	66,283	218,300	7,466	26,550	2,435,889	1,133,216	—	—	264,800	911,485	—	—
Foreign currency transactions	—	—	—	—	(269)	835	—	—	—	—	—	—
Change in net unrealized appreciation/(depreciation) on:
Investments	(19,804,994)	(26,082,190)	(1,149,499)	(3,975,263)	(17,714,841)	(25,120,872)	(5,846,306)	(4,817,312)	(2,887,080)	(4,206,515)	(104,376)	(1,229,474)
Written option contracts	—	—	—	—	—	—	—	—	—	—	16,641	(15,234)
Futures contracts	75,860	(66,785)	9,086	(8,123)	451,798	(309,472)	—	—	72,710	(118,748)	(50)	—

Net Change in Net Assets Resulting

From Operations	17,293,544	32,739,626	2,075,236	3,456,628	(5,808,896)	21,626,086	(2,326,517)	5,998,401	6,574,765	7,354,437	(33,317)	1,285,414

Distributions to Shareholders
From net investment income	(33,408,463)	(67,636,452)	(3,423,713)	(7,440,927)	(24,217,186)	(44,496,261)	(6,078,988)	(11,799,656)	(10,586,823)	(13,517,827)	(1,577,639)	(2,836,623)
From net realized gains	—	—	—	—	(5,778,100)	(3,424,439)	—	—	—	(86,840)	—	—

Total Distributions to Shareholders	(33,408,463)	(67,636,452)	(3,423,713)	(7,440,927)	(29,995,286)	(47,920,700)	(6,078,988)	(11,799,656)	(10,586,823)	(13,604,667)	(1,577,639)	(2,836,623)

Capital Stock Transactions	45,200,761	(46,959,331)	(12,507,963)	(7,199,575)	82,295,672	(34,431,364)	(20,127,830)	2,522,002	85,956,636	144,171,693	(4,913,733)	11,082,383

Net Increase/(Decrease) in Net Assets	29,085,842	(81,856,157)	(13,856,440)	(11,183,874)	46,491,490	(60,725,978)	(28,533,335)	(3,279,253)	81,944,578	137,921,463	(6,524,689)	9,531,174

Net Assets, Beginning of Period	802,645,589	884,501,746	93,952,032	105,135,906	924,333,832	985,059,810	272,358,365	275,637,618	454,075,112	316,153,649	66,926,019	57,394,845

Net Assets, End of Period	$831,731,431	$802,645,589	$80,095,592	$93,952,032	$970,825,322	$924,333,832	$243,825,030	$272,358,365	$536,019,690	$454,075,112	$60,401,330	$66,926,019

	Money Market
	Portfolio
	——————————————————
For the periods ended	6/30/2006	12/31/2005
	(unaudited)

Operations
Net investment income/(loss)	$9,513,354	$9,487,628

Net Change in Net Assets Resulting

From Operations	9,513,354	9,487,628

Distributions to Shareholders
From net investment income	(9,553,496)	(9,447,486)

Total Distributions to Shareholders	(9,553,496)	(9,447,486)

Capital Stock Transactions	132,564,068	50,443,509

Net Increase/(Decrease) in Net Assets	132,523,926	50,483,651

Net Assets, Beginning of Period	373,688,518	323,204,867

Net Assets, End of Period	$506,212,444	$373,688,518

The accompanying Notes to Financial Statements are an integral part of this statement.	The accompanying Notes to Financial Statements are an integral part of this statement.

238	239

THRIVENT SERIES FUND, INC. NOTES TO FINANCIAL STATEMENTS June 30, 2006 (unaudited)

(1) ORGANIZATION

Thrivent Series Fund, Inc. (the “Fund”), a Minnesota based company, is registered under the Investment Company Act of 1940. The Fund is divided into thirty-one separate series (each a “Portfolio” and, collectively, the “Portfolios”), each with its own investment objective and policies. The Fund consists of four asset allocation portfolios, nineteen equity portfolios, two hybrid portfolios, five fixed-income portfolios, and one money market portfolio. As of July 3, 2006, Thrivent High Yield Portfolio II changed its name to Thrivent Diversified Income Plus Portfolio. The assets of each Portfolio are segregated and each has a separate class of capital stock.

Shares in the Fund are currently sold, without sales charges, only to separate accounts of Thrivent Financial for Lutherans (“Thrivent Financial”) and Thrivent Life Insurance Company (“Thrivent Life”), which are used to fund benefits of variable life insurance and variable annuity contracts issued by Thrivent Financial and Thrivent Life; and retirement plans sponsored by Thrivent Financial.

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with service providers and others that provide general damage clauses. The Fund’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

(2) SIGNIFICANT ACCOUNTING POLICIES

(A) Valuation of Investments — Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price. Mutual funds are valued at their net asset value at the close of each business day.

For all Portfolios, other than the Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and, thereafter, valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio and the Fund’s Investment adviser follow procedures necessary to maintain a constant net asset value of $1.00 per share.

All securities for which market values are not readily available or deemed unreliable are appraised at fair value as determined in good faith under the direction of the Board of Directors. As of June 30, 2006, one security in the Small Cap Index Portfolio, three securities in the High Yield Portfolio and one security in the Diversified Income Plus Portfolio were valued in good faith by or under the direction of the Board of Directors. These securities represented 0.00% of net assets of the Small Cap Index, High Yield and Diversified Income Plus Portfolios.

Fair Valuation of International Securities — Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Portfolios, under the supervision of the Board of Directors, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board of Directors has authorized the Fund’s investment adviser to make fair valuation determinations pursuant to policies approved by the Board of Directors.

(B) Foreign Currency Translation — The accounting records of each Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.

Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from sales of foreign currency, exchange gains or losses between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest

240

Thrivent Series Fund, Inc. Notes to Financial Statements June 30, 2006 (unaudited)

income and foreign withholding taxes. The Portfolios do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

For federal income tax purposes, the Portfolios treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.

(C) Foreign Currency Contracts — In connection with purchases and sales of securities denominated in foreign currencies, all Portfolios except the Money Market Portfolio may enter into forward currency contracts. Additionally, the Portfolios may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are recorded at market value and the related realized and unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Portfolios could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. During the six months ended June 30, 2006, Partner International Stock Portfolio, Partner Growth Stock Portfolio and Income Portfolio engaged in this type of investment.

(D) Foreign Denominated Investments — Foreign denominated assets and currency contracts may involve more risks than domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Portfolios may also invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

(E) Federal Income Taxes — No provision has been made for income taxes because each Portfolios’ policy is to qualify as regulated investment companies under the Internal Revenue Code and distribute substantially all taxable income on a timely basis. It is also the intention of the Portfolios to distribute an amount sufficient to avoid imposition of any federal excise tax. The Portfolios, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each Portfolio is treated as a separate taxable entity for federal income tax purposes.

(F) Income and Expenses — Estimated expenses are accrued daily. The Portfolios are charged for those expenses that are directly attributable to them. Expenses that are not directly attributable to a Portfolio are allocated among all appropriate Portfolios in proportion to their respective net assets, number of shareholder accounts or other reasonable basis.

Interest income is accrued daily and is determined on the basis of interest or discount earned on all debt securities, including accretion of market discount and original issue discount and amortization of premium. Dividend income is recorded on the ex-dividend date. For preferred stock payment-in-kind securities, income is recorded on the ex-dividend date in the amount of the value received.

(G) Custody Earnings Credit — The Portfolios have a deposit arrangement with the custodian whereby interest earned on uninvested cash balances is used to pay a portion of custodian fees. This deposit arrangement is an alternative to overnight investments.

(H) Distributions to Shareholders — Dividends from net investment income, if available, are declared and paid to each shareholder as a dividend. Dividend and capital gain distributions are recorded on the ex-dividend date. With the exception of the Money Market Portfolio, net realized gains from securities transactions, if any, are paid at least annually for all Portfolios after the close of the Portfolios’ fiscal year. Any Portfolio subject to excise taxes would require an additional distribution prior to the close of the fiscal year.

Dividends are declared and reinvested daily for the High Yield, Diversified Income Plus, Income, Bond Index, Limited Maturity Bond and the Mortgage Securities Portfolios; declared daily and reinvested monthly for the Money Market Portfolio; and declared and reinvested at least annually for all other Portfolios. As of July 1, 2006, dividends for the Diversified Income Plus Portfolio will be declared and reinvested annually.

(I) Options — All Portfolios, with the exception of the Money Market Portfolio, may buy put and call options and write covered put and call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

241

Thrivent Series Fund, Inc. Notes to Financial Statements June 30, 2006 (unaudited)

(2) SIGNIFICANT ACCOUNTING POLICIES — continued

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid. The writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. During the six months ended June 30, 2006, the Large Cap Growth, Large Cap Growth II, Income, Limited Maturity Bond and Mortgage Securities Portfolios engaged in this type of investment.

(J) Financial Futures Contracts — Certain Portfolios may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Portfolios may be earmarked as collateral for open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, the realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. During the six months ended June 30, 2006, the Small Cap Index, Mid Cap Index, Large Cap Stock, Large Cap Index, Balanced, High Yield, Diversified Income Plus, Income, Limited Maturity Bond and Mortgage Securities Portfolios engaged in this type of investment.

(K) Mortgage Dollar Roll Transactions — Certain Portfolios enter into dollar roll transactions on securities issued or to be issued by the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, in which the Portfolios sell mortgage securities and simultaneously agree to repurchase similar (same type, coupon, and maturity) securities at a later date at an agreed upon price. During the period between the sale and repurchase, the Portfolios forgo principal and interest paid on the mortgage securities sold. The Portfolios are compensated from negotiated fees paid by brokers offered as an inducement to the Portfolios to “roll over” their purchase commitments. These fees are included in Income from mortgage dollar rolls in the Statement of Operations.

(L) Securities Lending — The Fund has entered into Securities Lending Agreement (the “Agreement”) with State Street Bank and Trust Company (“State Street Bank”). The Agreement authorizes State Street Bank to lend securities to authorized borrowers on behalf of the Portfolios. Pursuant to the Agreement, all loaned securities are collateralized by cash equal to at least 102% of the value of the loaned securities. All cash collateral received is invested in Thrivent Financial Securities Lending Trust. Amounts earned on investments in Thrivent Financial Securities Lending Trust, net of rebates and other securities lending expenses, are included in Income from securities loaned on the Statement of Operations. As payment for its services, State Street Bank receives a portion of the fee income and earnings on the collateral. By investing any cash collateral it receives in these transactions, a Portfolio could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Portfolio could lose money. The Agreement grants and transfers to State Street Bank a lien upon collateralized assets in the possession of State Street Bank. As of June 30, 2006, all Portfolios except the Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation, Mortgage Securities and Money Market Portfolios had securities on loan. The value of securities on loan are as follows:

Securities
Portfolio	on Loan

Technology	$ 13,153,610
Partner Small Cap Growth	22,973,208
Partner Small Cap Value	34,880,889
Small Cap Stock	91,224,250
Small Cap Index	114,072,702
Mid Cap Growth	135,597,482
Mid Cap Growth II	8,583,756
Partner Mid Cap Value	7,736,837
Mid Cap Stock	59,170,712
Mid Cap Index	36,396,561
Partner International Stock	249,885,819
Partner All Cap	10,995,034
Large Cap Growth	104,980,847
Large Cap Growth II	4,470,051
Partner Growth Stock	5,358,811
Large Cap Value	34,571,443
Large Cap Stock	24,501,453
Large Cap Index	28,216,729
Real Estate Securities	69,793,373

242

Thrivent Series Fund, Inc. Notes to Financial Statements June 30, 2006 (unaudited)

Securities
Portfolio	on Loan

Balanced	$ 59,828,319
High Yield	116,363,405
Diversified Income Plus	2,536,461
Income	79,016,103
Bond Index	60,134,470
Limited Maturity Bond	17,243,307

(M) When Issued and Delayed Delivery Transactions — Certain Portfolios may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, a Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Portfolio may dispose of a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Portfolio has sold a security on a delayed delivery basis, a Portfolio does not participate in future gains and losses with respect to the security.

(N) Credit Risk — The Portfolios may be susceptible to credit risk to the extent the issuer defaults on its payment obligation. The Portfolios’ policy is to monitor the credit-worthiness of the issuers. Interest receivables on defaulted securities are monitored for the ability to collect payments in default and adjusted accordingly.

(O) Accounting Estimates — The preparation of finan-cial statements in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the finan-cial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(P) Loss Contingencies — Thrivent High Yield Portfolio received a dividend in the amount of $59,063 from Global Crossings within 90 days of Global Crossings’ filing for bankruptcy. A preference action has been filed and it is possible that the Portfolio will be required to surrender the dividend back to the bankruptcy estate. This loss contingency has not been accrued as a liability because the amount to be surrendered can not be reasonably estimated.

(Q) Other — For financial statement purposes, investment security transactions are accounted for on the trade date. Realized gains and losses from investment transactions are determined on a specific cost identification basis, which is the same basis used for federal income tax purposes. In June, 2006 the Financial Accounting Standards Board released an interpretation that clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements. This interpretation is effective for the fiscal years beginning after December 15, 2006. The impact of this interpretation on the Fund's financial statements is not known at this time.

(3) FEES AND COMPENSATION PAID TO AFFILIATES

(A) Investment Advisory Fees — Each Portfolio pays Thrivent Financial, the Fund’s investment adviser, a fee for its advisory services. The fees are accrued daily and paid monthly. The annual rates of fees as a percent of average daily net assets were as follows:

Advisory Fees

Aggressive Allocation Portfolio
First $500 million	0.15%
Over $500 million	0.125%

Moderately Aggressive Allocation Portfolio
First $500 million	0.15%
Over $500 million	0.125%

Moderate Allocation Portfolio
First $500 million	0.15%
Over $500 million	0.125%

Moderately Conservative Allocation Portfolio
First $500 million	0.15%
Over $500 million	0.125%

Technology Portfolio	0.75%

Partner Small Cap Growth Portfolio
First $500 million	1.00%
Over $500 million	0.90%

Partner Small Cap Value Portfolio	0.80%

Small Cap Stock Portfolio
First $200 million	0.70%
Next $800 million	0.65%
Next $1.5 billion	0.60%
Next $2.5 billion	0.55%
Over $5 billion	0.525%

243

Thrivent Series Fund, Inc. Notes to Financial Statements June 30, 2006 (unaudited)

(3) FEES AND COMPENSATION PAID TO
AFFILIATES — continued
Advisory Fees

Small Cap Index Portfolio
First $250 million	0.35%
Next $250 million	0.30%
Next $500 million	0.25%
Next $500 million	0.20%
Next $500 million	0.15%
Over $2 billion	0.10%

Mid Cap Growth Portfolio	0.40%

Mid Cap Growth II Portfolio
First $500 million	0.90%
Over $500 million	0.80%

Partner Mid Cap Value Portfolio
First $250 million	0.75%
Over $250 million	0.70%

Mid Cap Stock Portfolio
First $200 million	0.70%
Next $800 million	0.65%
Next $1.5 billion	0.60%
Next $2.5 billion	0.55%
Over $5 billion	0.525%

Mid Cap Index Portfolio
First $250 million	0.35%
Next $250 million	0.30%
Next $500 million	0.25%
Next $500 million	0.20%
Next $500 million	0.15%
Over $2 billion	0.10%

Partner International Stock Portfolio
First $500 million	0.85%
Next $500 million	0.80%
Over $1 billion	0.75%

Partner All Cap Portfolio
First $500 million	0.95%
Over $500 million	0.90%

Large Cap Growth Portfolio	0.40%

Large Cap Growth Portfolio II
First $500 million	0.80%
Over $500 million	0.70%

Partner Growth Stock Portfolio
First $500 million	0.80%
Over $500 million	0.70%

Large Cap Value Portfolio	0.60%

Large Cap Stock Portfolio
First $500 million	0.65%
Next $500 million	0.575%
Next $1.5 billion	0.475%
Next $2.5 billion	0.45%
Over $5 billion	0.425%

Large Cap Index Portfolio
First $250 million	0.35%
Next $250 million	0.30%
Next $500 million	0.25%
Next $500 million	0.20%
Next $500 million	0.15%
Over $2 billion	0.10%

Real Estate Securities Portfolio
First $500 million	0.80%
Over $500 million	0.75%

Balanced Portfolio
First $250 million	0.35%
Over $250 million	0.30%

High Yield Portfolio	0.40%

Diversified Income Plus Portfolio	0.40%

Income Portfolio	0.40%

Bond Index Portfolio
First $250 million	0.35%
Next $250 million	0.30%
Next $500 million	0.25%
Next $500 million	0.20%
Next $500 million	0.15%
Over $2 billion	0.10%

Limited Maturity Bond Portfolio	0.40%

Mortgage Securities Portfolio	0.50%

Money Market Portfolio	0.40%

The following subadvisory fees are charged as part of the total investment advisory fees stated in the table above.

The Adviser has entered into subadvisory agreements with Turner Investment Partners, Inc. (“Turner”) and Transamerica Investment Management LLC (“Transamerica”) for the performance of subadvisory services for the Partner Small Cap Growth Portfolio. The fee payable is equal to 0.65% and 0.50% of average daily net assets subadvised by Turner and Transamerica, respectively.

The Adviser has entered into a subadvisory agreement with T. Rowe Price Associates, Inc. for the performance of subadvisory services for the Partner Small Cap Value Portfolio. The fee payable is equal to 0.60% of average daily net assets.

244

Thrivent Series Fund, Inc. Notes to Financial Statements June 30, 2006 (unaudited)

(3) FEES AND COMPENSATION PAID TO AFFILIATES — continued

The Adviser has entered into a subadvisory agreement with Goldman Sachs Asset Management, LP (“Goldman Sachs”) for the performance of subadvisory services for the Partner Mid Cap Value Portfolio. The fee payable is equal to 0.50% of average daily net assets for the first $250 million and 0.45% for assets over $250 million. Thrivent Partner Mid Cap Value Fund will be included in determining breakpoints for the assets managed by Goldman Sachs.

The Adviser has entered into a subadvisory agreement with Mercator Asset Management, LP (“Mercator”) and T. Rowe Price International, Inc. (“Price International”) for the performance of subadvisory services for the Partner International Stock Portfolio. The fee payable is equal to 0.47% of average daily net assets subadvised by Mercator. As of June 1, 2006, Mercator has agreed to temporarily waive, through at least December 31, 2006, subadviser fees equal in aggregate to 0.02% of average daily net assets. For assets subadvised by Price International, the fee payable is equal to 0.75% of the first $20 million, 0.60% of the next $30 million, and 0.50% of the next $150 million of average daily net assets, with the fee for all of the assets subadvised by Price International 0.50% and 0.45% when assets exceed $200 million and $500 million, respectively. For purposes of determining breakpoints for the assets managed by Price International, assets managed by Price International in the Thrivent Partner International Stock Fund will be included in determining average daily net asset.

The Adviser has entered into a subadvisory agreement with Fidelity Management & Research Company for the performance of subadvisory services for the Partner All Cap Portfolio. The fee payable is equal to 0.60% of average daily net assets for the first $100 million, 0.55% for the next $400 million, 0.50% for the next $250 million and 0.45% for assets over $750 million.

The Adviser has entered into a subadvisory agreement with T. Rowe Price Associates, Inc. for the performance of subadvisory services for the Partner Growth Stock Portfolio. The fee payable is equal to 0.40% of average daily net assets for the first $500 million and 0.35% for assets over $500 million.

Each equity, hybrid and fixed income Portfolio may invest in the Money Market Portfolio, subject to certain limitations. During the six months ended June 30, 2006, all the Portfolios invested in the Money Market Portfolio. These related-party transactions are subject to the same terms as non-related party transactions except that, to avoid duplicate investment advisory fees, Thrivent Financial reimburses an amount equal to the smaller of the amount of the advisory fee for that Portfolio or the amount of the advisory fee which is charged to the Portfolio for its investment in the Money Market Portfolio.

The Adviser has voluntarily agreed to temporarily reimburse expenses in excess of each Portfolio’s advisory fees for the following Portfolios: Partner Small Cap Growth Portfolio, Mid Cap Growth Portfolio II and Large Cap Growth Portfolio II. Additionally, the following voluntary expense reimbursements of average daily net assets were in effect: Mid Cap Growth Portfolio II, 0.50%; Partner All Cap Portfolio, 0.20%; Large Cap Growth Portfolio II, 0.40%; Partner Growth Stock Portfolio and Money Market Portfolio, 0.10% . These voluntary waivers of expenses to any Portfolio may be modified or discontinued at any time by the Adviser.

The Adviser has voluntarily agreed to temporarily reimburse certain expenses associated with operating the Portfolio in order to limit expenses to 1.08% of average daily net assets of Partner Mid Cap Value Portfolio. This voluntary expense reimbursement may be discontinued at any time.

The Adviser has contractually agreed, through at least April 30, 2007, to limit expenses to 0.03% of average daily net assets for Aggressive Allocation Portfolio; 0.04% of average daily net assets for Moderately Aggressive Allocation Portfolio; 0.07% of average daily net assets for Moderate Allocation Portfolio; and 0.14% of average daily net assets for Moderately Conservative Allocation Portfolio.

(B) Other Expenses — The Fund has entered into an agreement with the adviser to provide accounting personnel and services. For the six months ended June 30, 2006, Thrivent Financial received aggregate fees for accounting personnel and services of $594,498 from the Fund.

The Fund has entered into an agreement with the adviser to provide certain administrative personnel and services. For the six months ended June 30, 2006, Thrivent Financial received aggregate fees for administrative personnel and services of $2,016,502 from the Fund.

Each Director is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Director’s fees as if invested in any one of the Thrivent Mutual Funds. The value of each Director’s deferred compensation account will increase or decrease as if it were invested in shares of the selected

245

Thrivent Series Fund, Inc. Notes to Financial Statements June 30, 2006 (unaudited)

(3) FEES AND COMPENSATION PAID TO AFFILIATES — continued

Thrivent Mutual Funds. The deferred fees remain in the appropriate Portfolio until distribution in accordance with the plan. The deferred fee liability is an unsecured liability.

Those Directors not participating in the above plan received $99,267 in fees from the Fund for the six months ended June 30, 2006. No remuneration has been paid by the Fund to any of the officers or affiliated Directors of the Fund. In addition, the Fund reimbursed unaffiliated Directors for reasonable expenses incurred in relation to attendance at the meetings and industry conferences.

Certain officers and non-independent directors of the Portfolios are officers and directors of Thrivent Financial and Thrivent Life; however, they receive no compensation from the Portfolios.

(4) TAX INFORMATION

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. At fiscal year-end, the character and amount of distributions, on a tax-basis, and components of distributable earnings, are finalized. Therefore, as of June 30, 2006, tax-basis balances have not been determined.

At December 31, 2005, the following Portfolios had accumulated net realized capital loss carryovers expiring as follows:

	Capital Loss	Expiration
Portfolio	Carryover	Year

Moderate Allocation	$1,475	2013
	==================
Mid Cap Growth	$8,717,228	2008
	36,932,362	2009
	59,912,547	2010
	30,065,596	2011
	——————————
	$135,627,733
	==================
Partner International Stock	$20,129,600	2009
	16,413,117	2010
	35,532,910	2011
	——————————
	$72,075,627
	==================

	Capital Loss	Expiration
Portfolio	Carryover	Year

Partner All Cap	$1,674,334	2010
	1,857,716	2011
	——————————
	$3,532,050
	==================
Large Cap Growth	$189,817,366	2009
	893,502,496	2010
	198,356,425	2011
	——————————
	$1,281,676,287
	==================
Large Cap Index	$15,339,546	2010
	17,819,758	2011
	——————————
	$33,159,304
	==================
Balanced	$5,770,608	2010
	18,003,606	2011
	——————————
	$23,774,214
	==================
High Yield	$4,536,501	2006
	597,597	2007
	14,056,111	2008
	288,927,133	2009
	184,350,285	2010
	364,926,135	2011
	30,516,064	2012
	10,993,224	2013
	——————————
	$898,903,050
	==================
Diversified Income Plus	$5,838,304	2008
	3,470,883	2009
	2,850,377	2010
	——————————
	$12,159,564
	==================
Bond Index	$440,902	2012
	800,730	2013
	——————————
	$1,241,632
	==================
Limited Maturity Bond	$2,108,299	2013
	==================
Mortgage Securities	$91,230	2012
	192,822	2013
	——————————
	$284,052
	==================

To the extent that these Portfolios realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code.

246

Thrivent Series Fund, Inc. Notes to Financial Statements June 30, 2006 (unaudited)

(5) SECURITY TRANSACTIONS

(A) Purchases and Sales of Investment Securities — For the six months ended June 30, 2006, the cost of purchases and the proceeds from sales of investment securities other than U.S. Government and short-term securities were as follows:

	In thousands

Portfolio	Purchases	Sales

Aggressive Allocation	$ 159,759	$ 12,336
Moderately Aggressive Allocation	461,519	50,722
Moderate Allocation	495,704	63,732
Moderately Conservative Allocation	145,672	13,410
Technology	12,473	17,449
Partner Small Cap Growth	75,455	51,764
Partner Small Cap Value	32,928	14,401
Small Cap Stock	210,889	146,827
Small Cap Index	30,063	82,236
Mid Cap Growth	647,126	711,089
Mid Cap Growth II	31,990	36,650
Partner Mid Cap Value	24,087	7,211
Mid Cap Stock	314,274	245,352
Mid Cap Index	9,728	21,657
Partner International Stock	331,206	292,037
Partner All Cap	79,039	73,501
Large Cap Growth	1,514,945	1,628,900
Large Cap Growth II	24,269	29,803
Partner Growth Stock	23,118	31,178
Large Cap Value	175,554	92,553
Large Cap Stock	335,500	234,552
Large Cap Index	30,192	134,877
Real Estate Securities	73,426	77,551
Balanced	39,805	104,753
High Yield	314,346	270,216
Diversified Income Plus	43,038	61,404
Income	431,273	443,079
Bond Index	26,519	28,119
Limited Maturity Bond	180,430	79,492
Mortgage Securities	14,354	13,272

Purchases and sales of U.S. Government Securities were:
	In thousands

Portfolio	Purchases	Sales

Balanced	$ 370,709	$ 380,624
Diversified Income Plus	4,287	—
Income	1,224,167	1,155,800
Bond Index	500,117	515,031
Limited Maturity Bond	289,508	309,249
Mortgage Securities	344,114	347,662

(B) Investments in Restricted Securities — The High Yield Portfolio owns restricted securities that were purchased in private placement transactions without registration under the Securities Act of 1933. Unless such securities subsequently become registered, they generally may be resold only in privately negotiated transactions with a limited number of purchasers. For the High Yield Portfolio, the aggregate value of restricted securities was $76 at June 30, 2006, which represented 0.00% of net assets. The Portfolio has no right to require registration of unregistered securities.

(C) Investments in High-Yielding Securities — The High Yield and Diversified Income Plus Portfolios invest primarily in high-yielding fixed-income securities. Each of the other Portfolios except the Money Market Portfolio may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

(D) Investments in Options and Futures Contracts — The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the Portfolio’s hedging strategy unsuccessful and could result in a loss to the Portfolio. In the event that a liquid secondary market would not exist, the Portfolio could be prevented from entering into a closing transaction which could result in additional losses to the Portfolio.

(E) Written Option Contracts — The number of contracts and premium amounts associated with call option contracts written during the six months ended June 30, 2006, were as follows:

	Large Cap Growth
	–––––––––––––––––––––––––––––––––––––––––––––––––––––––––––
	Number of	Premium
	Contracts	Amount
	—————––————	—————––————
Balance at December 31, 2005	2,025	$93,596
Opened	11,614	1,464,476
Closed	(9,637)	(1,200,592)
Expired	(2,360)	(112,471)
Exercised	(451)	(33,906)
	—————––————	—————––————
Balance at June 30, 2006	1,191	$211,103
	==================	==================

247

Thrivent Series Fund, Inc. Notes to Financial Statements June 30, 2006 (unaudited)

(5) SECURITY TRANSACTIONS — continued

	Large Cap Growth II
	–––––––––––––––––––––––––––––––––––––––
	Number of	Premium
	Contracts	Amount
	—————––————	—————––————
Balance at December 31, 2005	45	$2,080
Opened	214	26,424
Closed	(179)	(21,050)
Expired	(45)	(2,176)
Exercised	(12)	(971)
	—————––————	—————––————
Balance at June 30, 2006	23	$4,307
	==================	==================
	Income
	–––––––––––––––––––––––––––––––––––––––
	Number of	Premium
	Contracts	Amount
	—————––————	—————––————
Balance at December 31, 2005	—	$—
Opened	865	376,010
Closed	(865)	(376,010)
Expired	—	—
Exercised	—	—
	—————––————	—————––————
Balance at June 30, 2006	—	—
	==================	==================

Limited Maturity Bond
–––––––––––––––––––––––––––––––––––––––
	Number of	Premium
	Contracts	Amount
	—————––————	—————––————
Balance at December 31, 2005	—	$—
Opened	100	60,688
Closed	(100)	(60,688)
Expired	—	—
Exercised	—	—
	—————––————	—————––————
Balance at June 30, 2006	—	—
	==================	==================

Mortgage Securities
–––––––––––––––––––––––––––––––––––––––
	Number of	Premium
	Contracts	Amount
	—————––————	—————––————
Balance at December 31, 2005	1	$10,547
Opened	8	56,250
Closed	—	—
Expired	(5)	(42,500)
Exercised	(2)	(13,984)
	—————––————	—————––————
Balance at June 30, 2006	2	$10,313
	==================	==================

(6) INVESTMENTS IN AFFILIATES

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund. A summary of transactions for the six months ended June 30, 2006, in the Money Market Portfolio, is as follows:

	Gross	Gross	Balance of		Dividend Income
	Purchases and	Sales and	Shares Held at	Value	Period ending
Portfolio	Additions	Reductions	June 30, 2006	June 30, 2006	June 30, 2006

Aggressive Allocation	$3,060,131	$ —	4,459,099	$4,459,099	$67,131
Moderately Aggressive Allocation	12,908,427	—	19,879,429	19,879,429	303,838
Moderate Allocation	39,668,670	—	55,879,289	55,879,289	860,144
Moderately Conservative Allocation	15,025,514	63,236	29,432,458	29,432,458	490,541
Technology	9,771,981	9,379,969	2,387,009	2,387,009	37,873
Partner Small Cap Growth	15,013,981	13,608,872	2,153,524	2,153,524	38,969
Partner Small Cap Value	15,161,028	12,110,269	6,907,917	6,907,917	117,758
Small Cap Stock	4,704,189	1,784,377	14,013,594	14,013,594	266,768
Small Cap Index	36,478,565	32,805,917	10,518,375	10,518,375	115,087
Mid Cap Growth	5,047,953	2,207,090	13,802,615	13,802,615	266,528
Mid Cap Growth II	7,973,581	8,457,626	984,741	984,741	16,747
Partner Mid Cap Value	7,321,079	7,658,810	680,827	680,827	18,766
Mid Cap Stock	14,231,547	11,828,008	13,035,951	13,035,951	247,408
Mid Cap Index	13,420,420	11,604,885	3,179,676	3,179,676	42,051
Partner International Stock	5,017,759	1,334,188	13,881,230	13,881,230	260,200
Partner All Cap	19,945,407	21,099,646	247,548	247,548	26,253
Large Cap Growth	59,126,441	52,480,386	14,012,407	14,012,407	200,594
Large Cap Growth II	4,297,324	3,900,274	712,211	712,211	4,977
Partner Growth Stock	11,480,266	14,154,401	1,529,124	1,529,124	63,450
Large Cap Value	5,317,281	1,275,346	14,276,245	14,276,245	263,516
Large Cap Stock	12,074,750	7,675,766	14,193,129	14,193,129	257,393
Large Cap Index	59,352,003	54,849,927	6,133,245	6,133,245	72,322
Real Estate Securities	40,237,279	43,236,249	7,875,398	7,875,398	181,050

248

Thrivent Series Fund, Inc. Notes to Financial Statements June 30, 2006 (unaudited)

	Gross	Gross	Balance of		Dividend Income
	Purchases and	Sales and	Shares Held at	Value	Period ending
Portfolio	Additions	Reductions	June 30, 2006	June 30, 2006	June 30, 2006

Balanced	$10,687,384	$ 7,117,665	13,219,351	$13,219,351	$258,146
High Yield	15,158,418	12,459,398	12,913,178	12,913,178	258,481
Diversified Income Plus	15,262,938	14,052,840	3,644,343	3,644,343	62,904
Income	2,130,510	—	12,791,475	12,791,475	256,442
Bond Index	3,614,796	3,093,982	10,181,865	10,181,865	243,173
Limited Maturity Bond	11,865,913	14,431,406	8,289,420	8,289,420	259,900
Mortgage Securities	18	—	807	807	17

A summary of transactions for the six months ended June 30, 2006, in the Thrivent Financial Securities Lending Trust, is
as follows:

	Gross	Gross	Balance of
	Purchases and	Sales and	Shares Held	Value
	Additions	Reductions	June 30, 2006	June 30, 2006

Technology	$26,531,745	$22,455,442	13,366,807	$13,366,807
Partner Small Cap Growth	19,576,061	12,700,980	23,592,753	23,592,753
Partner Small Cap Value	64,134,935	51,659,400	35,553,798	35,553,798
Small Cap Stock	163,739,973	121,695,643	92,908,067	92,908,067
Small Cap Index	58,813,902	65,528,529	116,637,754	116,637,754
Mid Cap Growth	321,111,307	293,583,151	136,700,110	136,700,110
Mid Cap Growth II	15,395,833	13,040,474	8,696,255	8,696,255
Partner Mid Cap Value	28,185,456	22,759,049	7,879,186	7,879,186
Mid Cap Stock	181,623,948	151,444,335	59,843,769	59,843,769
Mid Cap Index	66,344,888	62,598,653	36,975,727	36,975,727
Partner International Stock	502,365,684	409,411,690	257,238,788	257,238,788
Partner All Cap Growth	36,622,208	35,165,927	11,156,536	11,156,536
Large Cap Growth	575,725,284	568,097,080	105,131,418	105,131,418
Large Cap Growth II	14,698,096	12,560,709	4,532,587	4,532,587
Partner Growth Stock	47,040,044	47,396,484	5,473,520	5,473,520
Large Cap Value	115,974,562	92,666,549	35,011,360	35,011,360
Large Cap Stock	104,284,305	96,102,474	24,922,709	24,922,709
Large Cap Index	110,993,286	107,694,925	28,771,136	28,771,136
Real Estate Securities	205,682,433	154,556,266	70,411,331	70,411,331
Balanced	84,869,175	96,533,619	61,544,882	61,544,882
High Yield	245,146,197	233,375,312	120,705,285	120,705,285
Diversified Income Plus	25,566,351	37,236,043	2,632,438	2,632,438
Income	277,425,993	318,135,391	83,533,870	83,533,870
Bond Index	105,151,508	108,003,738	62,031,625	62,031,625
Limited Maturity Bond	68,442,029	107,938,641	17,780,578	17,780,578

249

Thrivent Series Fund, Inc. Notes to Financial Statements June 30, 2006 (unaudited)

A summary of transactions for the Thrivent Allocation Portfolios for the six months ended June 30, 2006, in the following Thrivent Portfolios, is as follows:

	Gross	Gross	Balance of		Dividend Income
	Purchases and	Sales and	Shares Held at	Value	Six Months ending
Portfolio	Additions	Reductions	June 30, 2006	June 30, 2006	June 30, 2006

Aggressive Allocation
Partner Small Cap Growth	$11,394,685	$ —	1,102,503	$14,220,085	$ —
Partner Small Cap Value	11,753,659	—	820,774	15,034,775	16,308
Small Cap Stock	12,333,356	—	1,059,018	15,507,414	10,167
Mid Cap Growth	6,992,213	—	586,146	9,684,191	5,690
Partner Mid Cap Value	7,049,574	—	836,235	10,043,848	—
Mid Cap Stock	7,860,573	701,257	897,425	10,989,872	22,540
Partner International Stock	32,799,495	2,672,713	3,443,836	49,479,308	395,801
Large Cap Growth	32,519,016	—	2,773,574	42,326,681	117,277
Large Cap Value	10,725,721	3,453,603	1,321,513	15,991,495	103,126
Large Cap Stock	12,061,319	2,663,842	1,850,095	17,589,595	74,869
Real Estate Securities	112,100	2,844,396	11,600	225,070	3,158
High Yield	6,674,999	—	1,332,025	6,549,569	167,635
Income	4,424,325	—	449,891	4,309,906	71,635
Limited Maturity Bond	3,058,018	—	450,106	4,427,697	65,222
Money Market	3,060,131	—	4,459,099	4,459,099	67,131

Moderately Aggressive Allocation
Partner Small Cap Growth	15,755,104	—	1,782,912	22,995,995	—
Partner Small Cap Value	16,388,826	—	1,326,099	24,291,221	26,900
Small Cap Stock	19,922,722	—	1,805,607	26,439,866	17,634
Mid Cap Growth	12,391,461	—	1,167,102	19,282,633	11,541
Partner Mid Cap Value	12,537,462	—	1,664,085	19,986,987	—
Mid Cap Stock	17,651,467	—	2,129,057	26,072,427	54,180
Partner International Stock	63,090,102	20,949,381	7,035,646	101,084,647	824,894
Large Cap Growth	64,838,651	—	6,206,033	94,708,403	267,421
Large Cap Value	53,737,790	—	6,638,840	80,335,936	520,294
Large Cap Stock	59,800,219	—	8,839,971	84,045,142	360,342
Real Estate Securities	8,836,638	4,678,477	739,508	14,348,081	118,447
High Yield	55,214,611	13,914,346	8,236,313	40,497,950	1,289,546
Income	39,933,087	—	5,279,744	50,579,419	723,829
Limited Maturity Bond	21,421,271	11,180,012	3,380,183	33,250,859	520,378
Money Market	12,908,427	—	19,879,429	19,879,429	303,838

Moderate Allocation
Small Cap Stock	37,540,854	—	3,844,713	56,298,905	39,912
Mid Cap Stock	29,582,131	3,433,896	3,888,008	47,612,543	105,322
Partner International Stock	51,233,429	25,686,740	6,272,787	90,124,261	780,892
Large Cap Growth	59,697,850	—	6,519,088	99,485,841	298,680
Large Cap Value	42,456,126	2,963,925	6,057,520	73,301,441	505,368
Large Cap Stock	59,583,040	—	9,886,667	93,996,502	428,443
Real Estate Securities	14,678,265	6,484,611	1,339,153	25,982,514	226,196
High Yield	53,935,616	16,746,175	10,013,693	49,237,328	1,654,002
Income	90,828,004	—	11,247,132	107,746,402	1,696,710
Limited Maturity Bond	56,168,615	8,416,334	9,725,818	95,672,875	1,483,864
Money Market	39,668,670	—	55,879,289	55,879,289	860,144

250

Thrivent Series Fund, Inc. Notes to Financial Statements June 30, 2006 (unaudited)

	Gross	Gross	Balance of		Dividend Income
	Purchases and	Sales and	Shares Held at	Value	Six Months ending
Portfolio	Additions	Reductions	June 30, 2006	June 30, 2006	June 30, 2006

Moderately Conservative
Small Cap Stock	$ 6,239,442	$ 25,295	814,663	$11,929,272	$ 9,529
Mid Cap Stock	6,280,756	81,517	952,238	11,661,102	28,976
Partner International Stock	10,206,384	8,239,118	1,474,332	21,182,461	206,071
Large Cap Growth	14,287,922	63,236	1,841,880	28,108,384	95,317
Large Cap Value	10,451,433	44,265	1,733,631	20,978,490	162,538
Large Cap Stock	11,796,338	50,589	2,427,242	23,076,759	118,776
Real Estate Securities	4,635,915	18,971	487,017	9,449,198	91,449
High Yield	13,823,660	4,634,247	2,991,209	14,707,775	520,044
Income	22,480,988	69,560	3,897,647	37,339,069	660,843
Limited Maturity Bond	46,383,295	183,385	8,600,567	84,603,780	1,375,864
Money Market	15,025,514	63,236	29,432,458	29,432,458	490,541

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Funds are permitted to purchase or sell securities from or to certain other Portfolios under specified conditions outlined in procedures adopted by the Board of Directors. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio or fund that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Directors and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended June 30, 2006, the Portfolios engaged in purchases and sales of securities of $35,583,079 and $24,796,769, respectively.

(8) SHARES OF BENEFICIAL INTEREST

The shares of each portfolio have equal rights and privileges with all shares of that portfolio. Shares in the Portfolio are currently sold only to separate accounts of Thrivent Financial, Thrivent Life Insurance Company and retirement plans sponsored by Thrivent Financial.

Authorized capital stock consists of ten billion shares as follows:

	Shares	Par
Portfolio	Authorized	Value

Aggressive Allocation	125,000,000	$0.01
Moderately Aggressive Allocation	125,000,000	0.01
Moderate Allocation	125,000,000	0.01
Moderately Conservative Allocation	125,000,000	0.01
Technology	125,000,000	0.01
Partner Small Cap Growth	125,000,000	0.01
Partner Small Cap Value	125,000,000	0.01
Small Cap Stock	150,000,000	0.01
Small Cap Index	200,000,000	0.01
Mid Cap Growth	400,000,000	0.01
Mid Cap Growth II	125,000,000	0.01
Partner Mid Cap Value	125,000,000	0.01
Mid Cap Stock	125,000,000	0.01
Mid Cap Index	150,000,000	0.01
Partner International Stock	400,000,000	0.01
Partner All Cap	125,000,000	0.01
Large Cap Growth	1,000,000,000	0.01
Large Cap Growth II	125,000,000	0.01
Partner Growth Stock	125,000,000	0.01
Large Cap Value	200,000,000	0.01
Large Cap Stock	400,000,000	0.01
Large Cap Index	200,000,000	0.01
Real Estate Securities	150,000,000	0.01
Balanced	400,000,000	0.01
High Yield	1,000,000,000	0.01
Diversified Income Plus	200,000,000	0.01
Income	1,000,000,000	0.01
Bond Index	200,000,000	0.01
Limited Maturity Bond	200,000,000	0.01
Mortgage Securities	125,000,000	0.01
Money Market	2,000,000,000	0.01

251

Thrivent Series Fund, Inc. Notes to Financial Statements June 30, 2006 (unaudited)

Transactions in shares of beneficial interest were as follows:

			Portfolios
	—————————————————————————————————————————————————————————————
			Moderately Aggressive
	Aggressive Allocation (a)		Allocation (a)		Moderate Allocation (a)
	———————————————————		———————————————————		———————————————————
Six Months Ended June 30, 2006	Shares	Amount	Shares	Amount	Shares	Amount
—————————————————————————	————————	————————	————————	————————	————————	————————
Sold	12,536,241	$150,628,728	35,632,244	$415,432,288	40,410,742	$457,572,096
Dividends and Distributions	59	705	720	8,356	967	10,934
Redeemed	(254,826)	(2,981,856)	(129,311)	(1,488,092)	(82,561)	(934,808)
	————————	————————	————————	————————	————————	————————
Net Change	12,281,474	$147,647,577	35,503,653	$413,952,552	40,329,148	$456,648,222
	==============	==============	==============	==============	==============	==============

Year Ended December 31, 2005
—————————————————————————
Sold	6,482,981	$ 71,160,066	21,393,533	$231,137,948	30,233,793	$321,025,656
Dividends and Distributions	2,651	30,327	37,360	418,132	101,677	1,114,365
Redeemed	(208,910)	(2,298,227)	(157,630)	(1,686,499)	(121,260)	(1,276,632)
	————————	————————	————————	————————	————————	————————
Net Change	6,276,722	$ 68,892,166	21,273,263	$229,869,581	30,214,210	$320,863,389
	==============	==============	==============	==============	==============	==============

			Portfolios
	—————————————————————————————————————————————————————————————
	Moderately Conservative
	Allocation (a)		Technology		Partner Small Cap Growth
	———————————————————		———————————————————		———————————————————
Six Months Ended June 30, 2006	Shares	Amount	Shares	Amount	Shares	Amount
—————————————————————————	————————	————————	————————	————————	————————	————————
Sold	13,452,030	$147,126,927	516,461	$ 3,979,269	2,344,186	$ 30,831,547
Dividends and Distributions	826	9,026	104,196	804,350	23,363	306,119
Redeemed	(428,128)	(4,679,146)	(1,076,291)	(8,269,953)	(511,130)	(6,686,362)
	————————	————————	————————	————————	————————	————————
Net Change	13,024,728	$142,456,807	(455,634)	$ (3,486,334)	1,856,419	$ 24,451,304
	==============	==============	==============	==============	==============	==============
Year Ended December 31, 2005
—————————————————————————
Sold	13,848,111	$144,806,702	1,553,366	$ 10,841,046	1,462,000	$ 16,900,724
Dividends and Distributions	79,291	846,531	24,873	172,301	257,758	2,916,428
Redeemed	(184,959)	(1,933,382)	(1,407,755)	(9,870,367)	(748,162)	(8,549,618)
	————————	————————	————————	————————	————————	————————
Net Change	13,742,443	$143,719,851	170,484	$ 1,142,980	971,596	$ 11,267,534
	==============	==============	==============	==============	==============	==============

			Portfolios
	—————————————————————————————————————————————————————————————
	Partner Small Cap Value		Small Cap Stock		Small Cap Index
	———————————————————		———————————————————		———————————————————
Six Months Ended June 30, 2006	Shares	Amount	Shares	Amount	Shares	Amount
—————————————————————————	————————	————————	————————	————————	————————	————————
Sold	1,851,532	$ 33,356,069	5,925,449	$ 89,413,920	390,734	$ 8,000,406
Dividends and Distributions	297,485	5,202,918	1,492,155	22,016,002	782,147	15,793,821
Redeemed	(669,931)	(12,043,148)	(1,478,431)	(22,206,047)	(2,869,967)	(58,874,360)
	————————	————————	————————	————————	————————	————————
Net Change	1,479,086	$ 26,515,839	5,939,173	$ 89,223,875	(1,697,086)	$(35,080,133)
	==============	==============	==============	==============	==============	==============

Year Ended December 31, 2005
—————————————————————————
Sold	2,120,376	$ 34,162,321	5,426,928	$ 75,792,381	1,756,891	$ 32,355,445
Dividends and Distributions	170,191	2,713,445	1,446,730	19,518,125	1,636,762	29,754,040
Redeemed	(656,245)	(10,638,071)	(1,747,313)	(24,351,922)	(4,218,807)	(78,582,663)
	————————	—————————	————————	————————	————————	————————
Net Change	1,634,322	$ 26,237,695	5,126,345	$ 70,958,584	(825,154)	$(16,473,178)
	==============	==============	==============	==============	==============	==============

(a) Portfolio’s inception was April 29, 2005. Activity for the year ended December 31, 2005, reflects eight months of operations.

252

Thrivent Series Fund, Inc. Notes to Financial Statements June 30, 2006 (unaudited)

(8) SHARES OF BENEFICIAL INTEREST — continued

			Portfolios
	—————————————————————————————————————————————————————————————
	Mid Cap Growth		Mid Cap Growth II		Partner Mid Cap Value (a)
	———————————————————		———————————————————		———————————————————
Six Months Ended June 30, 2006	Shares	Amount	Shares	Amount	Shares	Amount
—————————————————————————	————————	————————	————————	————————	————————	————————
Sold	1,622,693	$ 27,755,493	104,172	$ 1,146,938	1,928,932	$ 23,065,766

Dividends and Distributions	45,302	776,730	41,646	461,941	1,894	22,532

Redeemed	(5,665,172)	(96,647,799)	(551,148)	(6,118,596)	(575,025)	(6,805,950)
	————————	————————	————————	————————	————————	————————

Net Change	(3,997,177)	$ (68,115,576)	(405,330)	$ (4,509,717)	1,355,801	$ 16,282,348
	==============	==============	==============	==============	==============	==============
Year Ended December 31, 2005
—————————————————————————
Sold	2,260,869	$ 33,561,587	393,852	$ 3,704,906	1,875,536	$ 20,393,077

Dividends and Distributions	97	1,399	—	—	10,339	118,680

Redeemed	(10,021,410)	(148,874,953)	(820,399)	(7,978,490)	(34,930)	(393,074)
	————————	————————	————————	————————	————————	————————

Net Change	(7,760,444)	$(115,311,967)	(426,547)	$ (4,273,584)	1,850,945	$ 20,118,683
	==============	==============	==============	==============	==============	==============

			Portfolios
	—————————————————————————————————————————————————————————————
	Mid Cap Stock		Mid Cap Index		Partner International Stock
	———————————————————		———————————————————		———————————————————
Six Months Ended June 30, 2006	Shares	Amount	Shares	Amount	Shares	Amount
—————————————————————————	————————	————————	————————	————————	————————	————————
Sold	6,425,714	$ 82,523,049	378,608	$ 5,525,507	12,372,133	$178,446,475

Dividends and Distributions	1,605,404	20,117,634	619,039	8,899,930	1,092,819	15,477,487

Redeemed	(1,050,258)	(13,417,013)	(1,204,854)	(17,611,288)	(10,454,910)	(148,017,268)
	————————	————————	————————	————————	————————	————————

Net Change	6,980,860	$ 89,223,670	(207,207)	$ (3,185,851)	3,010,042	$ 45,906,694
	==============	==============	==============	==============	==============	==============
Year Ended December 31, 2005
—————————————————————————
Sold	7,866,477	$ 93,720,276	2,508,070	$ 33,044,962	21,735,196	$268,056,031

Dividends and Distributions	587,479	6,609,261	406,897	5,262,718	700,639	8,561,457

Redeemed	(537,772)	(6,353,169)	(1,181,862)	(16,089,184)	(4,444,764)	(55,718,989)
	————————	————————	————————	————————	————————	————————

Net Change	7,916,184	$ 93,976,368	1,733,105	$ 22,218,496	17,991,071	$220,898,499
	==============	==============	==============	==============	==============	==============

			Portfolios
	—————————————————————————————————————————————————————————————
	Partner All Cap		Large Cap Growth		Large Cap Growth II
	———————————————————		———————————————————		———————————————————
Six Months Ended June 30, 2006	Shares	Amount	Shares	Amount	Shares	Amount
—————————————————————————	————————	————————	————————	————————	————————	————————
Sold	999,434	$ 10,957,493	11,884,444	$ 188,236,792	117,516	$ 1,233,667

Dividends and Distributions	35,776	388,596	729,424	11,608,717	27,075	284,664

Redeemed	(547,435)	(5,984,640)	(17,296,158)	(273,868,726)	(598,100)	(6,269,670)
	————————	————————	————————	————————	————————	————————
Net Change	487,775	$ 5,361,449	(4,682,290)	$ (74,023,217)	(453,509)	$ (4,751,339)
	==============	==============	==============	==============	==============	==============
Year Ended December 31, 2005
—————————————————————————
Sold	1,911,061	$ 17,990,209	13,227,807	$ 195,155,130	464,273	$ 4,428,210

Dividends and Distributions	35,457	326,692	1,333,021	18,927,026	38,163	358,500

Redeemed	(802,711)	(7,632,244)	(28,833,859)	(423,706,651)	(885,733)	(8,587,839)
	————————	————————	————————	————————	————————	————————

Net Change	1,143,807	$ 10,684,657	(14,273,031)	$(209,624,495)	(383,297)	$ (3,801,129)
	==============	==============	==============	==============	==============	==============

(a) Portfolio’s inception was April 29, 2005. Activity for the year ended December 31, 2005, reflects eight months of operations.

253

Thrivent Series Fund, Inc. Notes to Financial Statements June 30, 2006 (unaudited)

			Portfolios
	—————————————————————————————————————————————————————————————
	Partner Growth Stock		Large Cap Value		Large Cap Stock
	———————————————————		———————————————————		———————————————————
Six Months Ended June 30, 2006	Shares	Amount	Shares	Amount	Shares	Amount
—————————————————————————	————————	————————	————————	————————	————————	————————
Sold	299,868	$ 3,568,639	10,430,048	$126,558,984	15,599,525	$ 151,477,002

Dividends and Distributions	248,097	2,950,418	1,658,271	19,749,674	1,394,664	13,411,922

Redeemed	(1,209,287)	(14,481,464)	(3,736,104)	(45,315,194)	(6,234,457)	(60,508,256)
	————————	————————	————————	————————	————————	————————

Net Change	(661,322)	$ (7,962,407)	8,352,215	$100,993,464	10,759,732	$ 104,380,668
	==============	==============	==============	==============	==============	==============

Year Ended December 31, 2005
—————————————————————————
Sold	1,703,745	$ 18,769,782	13,712,453	$154,345,228	17,730,875	$ 163,935,433

Dividends and Distributions	50,293	546,637	376,101	4,173,929	822,150	7,526,785

Redeemed	(1,188,252)	(13,413,510)	(1,966,788)	(22,401,245)	(3,624,414)	(34,028,574)
	————————	————————	————————	————————	————————	————————

Net Change	565,786	$ 5,902,909	12,121,766	$136,117,912	14,928,611	$ 137,433,644
	==============	==============	==============	==============	==============	==============

			Portfolios
	—————————————————————————————————————————————————————————————
	Large Cap Index		Real Estate Securities		Balanced
	———————————————————		———————————————————		———————————————————
Six Months Ended June 30, 2006	Shares	Amount	Shares	Amount	Shares	Amount
—————————————————————————	————————	————————	————————	————————	————————	————————
Sold	373,176	$ 8,491,960	1,861,016	$ 35,311,609	365,341	$ 5,662,925

Dividends and Distributions	551,969	12,463,075	907,776	16,863,031	1,162,263	17,844,453

Redeemed	(4,761,571)	(108,510,351)	(2,257,703)	(42,707,269)	(6,036,047)	(93,478,344)
	————————	————————	————————	————————	————————	————————

Net Change	(3,836,426)	$ (87,555,316)	511,089	$ 9,467,371	(4,508,443)	$ (69,970,966)
	==============	==============	==============	==============	==============	==============
Year Ended December 31, 2005
—————————————————————————
Sold	2,649,741	$ 56,249,778	5,311,468	$ 88,337,171	1,836,428	$ 27,502,345

Dividends and Distributions	610,831	12,962,129	698,488	10,581,397	1,249,738	18,577,360

Redeemed	(6,068,047)	(130,537,450)	(1,157,736)	(19,968,803)	(9,216,726)	(139,113,887)
	————————	————————	————————	————————	————————	————————

Net Change	(2,807,475)	$ (61,325,543)	4,852,220	$ 78,949,765	(6,130,560)	$ (93,034,182)
	==============	==============	==============	==============	==============	==============

			Portfolios
	—————————————————————————————————————————————————————————————
	High Yield		Diversified Income Plus		Income
	———————————————————		———————————————————		———————————————————
Six Months Ended June 30, 2006	Shares	Amount	Shares	Amount	Shares	Amount
—————————————————————————	————————	————————	————————	————————	————————	————————
Sold	28,561,795	$ 143,101,921	303,420	$ 1,983,232	17,150,922	$ 167,239,577
Dividends and Distributions	6,679,355	33,408,462	524,198	3,423,713	3,069,028	29,995,285

Redeemed	(26,220,985)	(131,309,622)	(2,749,653)	(17,914,908)	(11,778,785)	(114,939,190)
	————————	————————	————————	————————	————————	————————

Net Change	9,020,165	$ 45,200,761	(1,922,035)	$ (12,507,963)	8,441,165	$ 82,295,672
	==============	==============	==============	==============	==============	==============

Year Ended December 31, 2005
—————————————————————————
Sold	9,947,331	$ 50,635,813	864,615	$ 5,756,659	10,373,329	$ 104,336,009

Dividends and Distributions	13,306,418	67,636,454	1,123,692	7,440,928	4,756,352	47,920,699
Redeemed	(32,544,211)	(165,231,598)	(3,084,543)	(20,397,162)	(18,547,436)	(186,688,072)
	————————	————————	————————	————————	————————	————————
Net Change	(9,290,462)	$ (46,959,331)	(1,096,236)	$ (7,199,575)	(3,417,755)	$ (34,431,364)
	==============	==============	==============	==============	==============	==============

254

Thrivent Series Fund, Inc. Notes to Financial Statements June 30, 2006 (unaudited)

(8) SHARES OF BENEFICIAL INTEREST — continued

			Portfolios
	—————————————————————————————————————————————————————————————
	Bond Index		Limited Maturity Bond		Mortgage Securities
	———————————————————		———————————————————		———————————————————
Six Months Ended June 30, 2006	Shares	Amount	Shares	Amount	Shares	Amount
—————————————————————————	————————	————————	————————	————————	————————	————————
Sold	704,541	$ 7,150,625	13,682,999	$ 135,232,753	279,738	$ 2,698,634
Dividends and Distributions	600,064	6,078,988	1,071,712	10,586,822	163,621	1,577,639
Redeemed	(3,292,702)	(33,357,443)	(6,046,742)	(59,862,939)	(952,733)	(9,190,006)
	————————	————————	————————	————————	————————	————————
Net Change	(1,988,097)	$ (20,127,830)	8,707,969	$ 85,956,636	(509,374)	$ (4,913,733)
	==============	==============	==============	==============	==============	==============
Year Ended December 31, 2005
—————————————————————————
Sold	2,706,043	$ 28,213,850	16,887,487	$ 168,388,766	1,504,821	$ 14,898,032
Dividends and Distributions	1,133,673	11,799,656	1,363,054	13,604,667	287,663	2,836,623
Redeemed	(3,609,823)	(37,491,504)	(3,790,941)	(37,821,740)	(676,029)	(6,652,272)
	————————	————————	————————	————————	————————	————————
Net Change	229,893	$ 2,522,002	14,459,600	$ 144,171,693	1,116,455	$ 11,082,383
	==============	==============	==============	==============	==============	==============

	Portfolio
	———————————————————
	Money Market
	———————————————————
Six Months Ended June 30, 2006	Shares	Amount
—————————————————————————	————————	————————
Sold	538,047,533	$ 538,047,533
Dividends and Distributions	9,553,496	9,553,496
Redeemed	(415,036,961)	(415,036,961)
	————————	————————
Net Change	132,564,068	$ 132,564,068
	==============	==============
Year Ended December 31, 2005
—————————————————————————
Sold	642,818,028	$ 642,818,028
Dividends and Distributions	9,447,486	9,447,486
Redeemed	(601,822,005)	(601,822,005)
	————————	————————
Net Change	50,443,509	$ 50,443,509
	==============	==============

255

	Thrivent Series Fund, Inc.									Thrivent Series Fund, Inc.
	Financial Highlights									Financial Highlights — continued

	F O R A S H A R E O U T S T A N D I N G T H R O U G H O U T E A C H P E R I O D(a)										R A T I O S / S U P P L E M E N T A L D A T A

													Ratios to Average
													Net Assets Before Expenses
						Less Distributions					Ratios to Average Net Assets (d)		Waived, Credited or Paid
		Income from Investment Operations				from							Indirectly	(d)

	Net Asset		Net Realized			Net		Net Asset
	Value,	Net	and Unrealized	Total from	Net	Realized		Value,		Net Assets		Net		Net	Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Gain on	Total	End of	Total	End of Period		Investment		Investment	Turnover
	of Period	Income (Loss)	Investments(b)	Operations	Income	Investments	Distributions	Period	Return(c)	(in millions)	Expenses	Income (Loss)	Expenses	Income (Loss)	Rate

AGGRESSIVE ALLOCATION PORTFOLIO
Six Months Ended 6/30/2006 (unaudited)	$11.44	$0.06	$0.40	$0.46	$—	$—	$—	$11.90	4.02%	$220.8	0.06%	1.43%	0.21%	1.28%	8%
Period Ended 12/31/2005 (e)	10.00	—	1.44	1.44	—	—	—	11.44	14.45%	71.8	0.10%	0.11%	0.37%	(0.16)%	7%
MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO
Six Months Ended 6/30/2006 (unaudited)	11.19	0.09	0.31	0.40	—	—	—	11.59	3.52%	657.8	0.07%	2.16%	0.19%	2.04%	11%
Period Ended 12/31/2005 (e)	10.00	0.02	1.19	1.21	(0.02)	—	(0.02)	11.19	12.12%	238.1	0.10%	0.69%	0.24%	0.55%	4%
MODERATE ALLOCATION PORTFOLIO
Six Months Ended 6/30/2006 (unaudited)	10.96	0.11	0.20	0.31	—	—	—	11.27	2.87%	795.3	0.09%	2.79%	0.19%	2.70%	12%
Period Ended 12/31/2005 (e)	10.00	0.04	0.96	1.00	(0.04)	—	(0.04)	10.96	9.98%	331.2	0.12%	1.29%	0.22%	1.19%	4%
MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO
Six Months Ended 6/30/2006 (unaudited)	10.68	0.13	0.11	0.24	—	—	—	10.92	2.33%	292.4	0.16%	3.28%	0.20%	3.23%	7%
Period Ended 12/31/2005 (e)	10.00	0.06	0.68	0.74	(0.06)	—	(0.06)	10.68	7.40%	146.7	0.17%	2.12%	0.27%	2.02%	5%
TECHNOLOGY PORTFOLIO
Six Months Ended 6/30/2006 (unaudited)	7.53	(0.01)	(0.34)	(0.35)	—	(0.10)	(0.10)	7.08	(4.70)%	53.0	0.86%	(0.22)%	0.87%	(0.23)%	22%
Year Ended 12/31/2005	7.28	(0.02)	0.29	0.27	(0.02)	—	(0.02)	7.53	3.72%	59.8	0.86%	(0.33)%	0.88%	(0.34)%	47%
Year Ended 12/31/2004	6.94	0.02	0.32	0.34	—	—	—	7.28	4.85%	56.6	0.73%	0.35%	0.90%	0.18%	59%
Year Ended 12/31/2003	4.59	(0.01)	2.36	2.35	—	—	—	6.94	51.36%	41.2	0.73%	(0.36)%	1.17%	(0.80)%	68%
Year Ended 12/31/2002	7.87	(0.01)	(3.27)	(3.28)	—	—	—	4.59	(41.71)%	13.3	0.74%	(0.50)%	1.59%	(1.35)%	57%
Period Ended 12/31/2001(f)	10.00	(0.02)	(2.11)	(2.13)	—	—	—	7.87	(21.30)%	8.8	0.75%	(0.40)%	1.76%	(1.41)%	44%
PARTNER SMALL CAP GROWTH PORTFOLIO
Six Months Ended 6/30/2006 (unaudited)	12.11	(0.03)	0.87	0.84	—	(0.05)	(0.05)	12.90	6.92%	92.9	0.99%	(0.48)%	1.11%	(0.60)%	64%
Year Ended 12/31/2005	12.33	(0.06)	0.50	0.44	—	(0.66)	(0.66)	12.11	3.96%	64.7	0.99%	(0.60)%	1.17%	(0.78)%	104%
Year Ended 12/31/2004	11.07	(0.07)	1.33	1.26	—	—	—	12.33	11.32%	53.9	1.00%	(0.69)%	1.19%	(0.88)%	255%
Year Ended 12/31/2003	7.70	(0.04)	3.41	3.37	—	—	—	11.07	43.83%	40.1	1.00%	(0.57)%	1.28%	(0.85)%	52%
Year Ended 12/31/2002	10.55	(0.04)	(2.81)	(2.85)	—	—	—	7.70	(27.02)%	20.3	1.00%	(0.52)%	1.11%	(0.63)%	29%
Period Ended 12/31/2001(g)	10.00	(0.01)	0.56	0.55	—	—	—	10.55	5.50%	5.7	1.00%	(0.74)%			0%
PARTNER SMALL CAP VALUE PORTFOLIO
Six Months Ended 6/30/2006 (unaudited)	16.82	0.04	2.24	2.28	(0.04)	(0.74)	(0.78)	18.32	13.74%	142.8	0.87%	0.58%	0.88%	0.57%	12%
Year Ended 12/31/2005	16.56	0.07	0.71	0.78	(0.04)	(0.48)	(0.52)	16.82	4.89%	106.2	0.88%	0.51%	0.89%	0.49%	37%
Year Ended 12/31/2004	13.73	0.07	2.95	3.02	—	(0.19)	(0.19)	16.56	22.26%	77.5	0.80%	0.51%	0.99%	0.32%	106%
Period Ended 12/31/2003 (h)	10.00	0.01	4.15	4.16	(0.01)	(0.42)	(0.43)	13.73	41.55%	19.8	0.80%	0.12%	1.69%	(0.77)%	54%
SMALL CAP STOCK PORTFOLIO
Six Months Ended 6/30/2006 (unaudited)	14.62	0.02	1.02	1.04	(0.02)	(1.00)	(1.02)	14.64	7.04%	377.5	0.73%	0.27%	0.74%	0.25%	44%
Year Ended 12/31/2005	14.74	0.02	1.16	1.18	(0.01)	(1.29)	(1.30)	14.62	8.81%	290.2	0.74%	0.20%	0.76%	0.19%	113%
Year Ended 12/31/2004	12.34	0.01	2.56	2.57	—	(0.17)	(0.17)	14.74	20.94%	216.8	0.76%	0.06%	0.78%	0.04%	93%
Year Ended 12/31/2003	8.81	—	3.53	3.53	—	—	—	12.34	40.19%	156.9	0.69%	0.00%	0.82%	(0.13)%	122%
Year Ended 12/31/2002	11.09	—	(2.26)	(2.26)	—	(0.02)	(0.02)	8.81	(20.41)%	87.9	0.69%	0.04%	0.96%	(0.23)%	92%
Period Ended 12/31/2001(f)	10.00	0.01	1.10	1.11	(0.01)	(0.01)	(0.02)	11.09	11.10%	23.7	0.70%	0.15%	1.35%	(0.50)%	46%

(a) All per share amounts have been rounded to the nearest cent.
(b) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions	(e) Since inception, April 29, 2005.
of fund shares.	(f) Since inception, March 1, 2001.
(c) Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.	(g) Since inception, November 30, 2001.
(d) Computed on an annualized basis for periods less than one year.	(h)Since inception, April 30, 2003.

The accompanying Notes to Financial Statements are an integral part of this schedule.	The accompanying Notes to Financial Statements are an integral part of this schedule.

256	257

	Thrivent Series Fund, Inc.									Thrivent Series Fund, Inc.
	Financial Highlights — continued									Financial Highlights — continued

	F O R A S H A R E O U T S T A N D I N G T H R O U G H O U T E A C H P E R I O D(a)										R A T I O S	/ S U P P L E M E N T A L	D A T A

													Ratios to Average
													Net Assets Before Expenses
						Less Distributions					Ratios to Average Net Assets (d)		Waived, Credited or Paid
		Income from Investment Operations				from							Indirectly (d)

	Net Asset		Net Realized			Net		Net Asset
	Value,	Net	and Unrealized	Total from	Net	Realized		Value,		Net Assets		Net		Net	Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Gain on	Total	End of	Total	End of Period		Investment		Investment	Turnover
	of Period	Income (Loss)	Investments(b)	Operations	Income	Investments	Distributions	Period	Return(c)	(in millions)	Expenses	Income (Loss)	Expenses	Income (Loss)	Rate

SMALL CAP INDEX PORTFOLIO
Six Months Ended 6/30/2006 (unaudited)	$19.41	$0.08	$1.37	$1.45	$(0.14)	$(0.53)	$(0.67)	$20.19	7.51%	$458.5	0.38%	0.75%	0.38%	0.75%	6%
Year Ended 12/31/2005	19.26	0.15	1.18	1.33	(0.13)	(1.05)	(1.18)	19.41	7.32%	473.7	0.39%	0.75%	0.39%	0.75%	14%
Year Ended 12/31/2004	15.83	0.13	3.36	3.49	(0.06)	—	(0.06)	19.26	22.10%	485.9	0.34%	0.80%	0.39%	0.75%	21%
Year Ended 12/31/2003	11.52	0.07	4.29	4.36	(0.05)	—	(0.05)	15.83	38.16%	394.8	0.40%	0.52%	0.40%	0.52%	15%
Year Ended 12/31/2002	13.59	0.05	(2.07)	(2.02)	—	(0.05)	(0.05)	11.52	(14.87)%	273.4	0.40%	0.40%	0.40%	0.40%	17%
Year Ended 12/31/2001	13.64	0.05	0.82	0.87	(0.05)	(0.87)	(0.92)	13.59	6.38%	324.5	0.39%	0.40%	0.40%	0.39%	20%
MID CAP GROWTH PORTFOLIO
Six Months Ended 6/30/2006 (unaudited)	16.21	0.04	0.29	0.33	(0.02)	—	(0.02)	16.52	2.03%	695.8	0.45%	0.48%	0.45%	0.47%	89%
Year Ended 12/31/2005	14.57	0.02	1.62	1.64	—	—	—	16.21	11.27%	747.5	0.45%	0.11%	0.45%	0.11%	135%
Year Ended 12/31/2004	13.08	—	1.49	1.49	—	—	—	14.57	11.36%	784.9	0.45%	0.00%	0.46%	(0.01)%	150%
Year Ended 12/31/2003	9.63	—	3.45	3.45	—	—	—	13.08	35.92%	478.8	0.40%	(0.03)%	0.44%	(0.07)%	79%
Year Ended 12/31/2002	13.04	—	(3.39)	(3.39)	(0.02)	—	(0.02)	9.63	(26.09)%	348.8	0.40%	(0.06)%	0.45%	(0.11)%	51%
Year Ended 12/31/2001	17.59	0.01	(3.39)	(3.38)	(0.07)	(1.10)	(1.17)	13.04	(19.74)%	537.9	0.40%	0.12%			121%
MID CAP GROWTH PORTFOLIO II
Six Months Ended 6/30/2006 (unaudited)	10.60	0.03	0.19	0.22	(0.02)	(0.12)	(0.14)	10.68	1.98%	34.2	0.39%	0.51%	1.10%	(0.20)%	87%
Year Ended 12/31/2005	9.53	0.02	1.05	1.07	—	—	—	10.60	11.22%	38.2	0.39%	0.17%	1.10%	(0.54)%	136%
Year Ended 12/31/2004	8.19	—	1.34	1.34	—	—	—	9.53	16.41%	38.4	0.47%	(0.04)%	1.16%	(0.73)%	227%
Year Ended 12/31/2003	5.96	(0.03)	2.26	2.23	—	—	—	8.19	37.34%	30.5	0.90%	(0.47)%	1.34%	(0.91)%	105%
Year Ended 12/31/2002	10.60	(0.02)	(4.60)	(4.62)	—	(0.02)	(0.02)	5.96	(43.66)%	17.6	0.90%	(0.36)%	1.02%	(0.48)%	171%
Period Ended 12/31/2001(e)	10.00	—	0.60	0.60	—	—	—	10.60	5.99%	6.1	0.90%	(0.53)%			15%
PARTNER MID CAP VALUE PORTFOLIO
Six Months Ended 6/30/2006 (unaudited)	11.48	0.05	0.49	0.54	—	(0.01)	(0.01)	12.01	4.71%	38.5	1.04%	0.95%	1.05%	0.94%	23%
Period Ended 12/31/2005 (f)	10.00	0.04	1.51	1.55	(0.04)	(0.03)	(0.07)	11.48	15.44%	21.2	1.25%	0.88%	1.49%	0.63%	30%
MID CAP STOCK PORTFOLIO
Six Months Ended 6/30/2006 (unaudited)	12.82	0.03	0.45	0.48	(0.05)	(1.00)	(1.05)	12.25	3.53%	299.7	0.73%	0.63%	0.75%	0.61%	96%
Year Ended 12/31/2005	11.66	0.05	1.76	1.81	(0.02)	(0.63)	(0.65)	12.82	16.37%	224.2	0.76%	0.62%	0.78%	0.60%	124%
Year Ended 12/31/2004	10.04	0.02	1.70	1.72	—	(0.10)	(0.10)	11.66	17.24%	111.7	0.68%	0.26%	0.82%	0.12%	126%
Year Ended 12/31/2003	7.60	0.02	2.44	2.46	(0.02)	—	(0.02)	10.04	32.28%	73.4	0.68%	0.31%	1.01%	(0.02)%	85%
Year Ended 12/31/2002	9.02	0.02	(1.42)	(1.40)	(0.02)	—	(0.02)	7.60	(15.46)%	31.3	0.68%	0.36%	1.05%	(0.01)%	59%
Period Ended 12/31/2001(g)	10.00	0.02	(0.98)	(0.96)	(0.02)	—	(0.02)	9.02	(9.61)%	21.5	0.70%	0.41%	1.45%	(0.34)%	95%
MID CAP INDEX PORTFOLIO
Six Months Ended 6/30/2006 (unaudited)	14.43	0.09	0.50	0.59	(0.14)	(0.62)	(0.76)	14.26	4.02%	166.5	0.42%	1.12%	0.42%	1.12%	6%
Year Ended 12/31/2005	13.34	0.14	1.44	1.58	(0.07)	(0.42)	(0.49)	14.43	12.34%	171.5	0.43%	1.08%	0.44%	1.07%	19%
Year Ended 12/31/2004	11.53	0.08	1.74	1.82	—	(0.01)	(0.01)	13.34	15.75%	135.4	0.45%	0.77%	0.46%	0.76%	23%
Year Ended 12/31/2003	8.65	0.06	2.95	3.01	(0.06)	(0.07)	(0.13)	11.53	34.80%	76.2	0.36%	0.88%	0.64%	0.60%	25%
Year Ended 12/31/2002	10.23	0.05	(1.54)	(1.49)	(0.05)	(0.04)	(0.09)	8.65	(14.65)%	30.6	0.34%	0.79%	0.83%	0.30%	14%
Period Ended 12/31/2001(g)	10.00	0.06	0.25	0.31	(0.06)	(0.02)	(0.08)	10.23	3.11%	14.3	0.35%	0.80%	1.13%	0.02%	20%
(a) All per share amounts have been rounded to the nearest cent.
(b) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions
of fund shares.	(e) Since inception, November 30, 2001.
(c) Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.	(f) Since inception, April 29, 2005.
(d) Computed on an annualized basis for periods less than one year.	(g) Since inception, March 1, 2001.

The accompanying Notes to Financial Statements are an integral part of this schedule.	The accompanying Notes to Financial Statements are an integral part of this schedule.

258	259

	Thrivent Series Fund, Inc.									Thrivent Series Fund, Inc.
	Financial Highlights — continued									Financial Highlights — continued

	F O R A S H A R E O U T S T A N D I N G T H R O U G H O U T E A C H P E R I O D(a)										R A T I O S / S U P P L E M E N T A L D A T A

													Ratios to Average
													Net Assets Before Expenses
						Less Distributions					Ratios to Average Net Assets (d)		Waived, Credited or Paid
		Income from Investment Operations				from							Indirectly	(d)

	Net Asset		Net Realized			Net		Net Asset
	Value,	Net	and Unrealized	Total from	Net	Realized		Value,		Net Assets		Net		Net	Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Gain on	Total	End of	Total	End of Period		Investment		Investment	Turnover
	of Period	Income (Loss)	Investments(b)	Operations	Income	Investments	Distributions	Period	Return(c)	(in millions)	Expenses	Income (Loss)	Expenses	Income (Loss)	Rate

PARTNER INTERNATIONAL STOCK PORTFOLIO
Six Months Ended 6/30/2006 (unaudited)	$13.63	$0.17	$0.78	$0.95	$(0.21)	$—	$(0.21)	$14.37	6.95%	$1,156.4	0.90%	2.36%	0.90%	2.36%	27%
Year Ended 12/31/2005	12.12	0.17	1.48	1.65	(0.14)	—	(0.14)	13.63	13.71%	1,055.9	0.94%	1.58%	0.94%	1.58%	46%
Year Ended 12/31/2004	10.62	0.13	1.52	1.65	(0.15)	—	(0.15)	12.12	15.65%	721.0	0.94%	1.18%	0.94%	1.18%	63%
Year Ended 12/31/2003	8.23	0.11	2.41	2.52	(0.13)	—	(0.13)	10.62	31.27%	420.7	0.85%	1.28%	0.96%	1.17%	26%
Year Ended 12/31/2002	10.02	0.10	(1.85)	(1.75)	(0.04)	—	(0.04)	8.23	(17.43)%	323.3	0.85%	1.08%	0.95%	0.98%	20%
Year Ended 12/31/2001	13.83	0.07	(2.81)	(2.74)	(0.05)	(1.02)	(1.07)	10.02	(21.03)%	440.0	0.85%	0.68%			30%
PARTNER ALL CAP PORTFOLIO
Six Months Ended 6/30/2006 (unaudited)	10.47	0.01	0.39	0.40	(0.05)	—	(0.05)	10.82	3.85%	90.3	0.85%	0.30%	1.06%	0.10%	83%
Year Ended 12/31/2005	8.89	0.05	1.58	1.63	(0.05)	—	(0.05)	10.47	18.33%	82.2	0.95%	0.62%	1.08%	0.49%	150%
Year Ended 12/31/2004	7.83	0.04	1.03	1.07	(0.01)	—	(0.01)	8.89	13.64%	59.7	0.95%	0.55%	1.13%	0.37%	172%
Year Ended 12/31/2003	6.35	0.02	1.47	1.49	(0.01)	—	(0.01)	7.83	23.52%	48.6	0.95%	0.26%	1.12%	0.09%	163%
Year Ended 12/31/2002	10.30	(0.01)	(3.93)	(3.94)	—	(0.01)	(0.01)	6.35	(38.33)%	35.5	0.95%	(0.18)%	1.03%	(0.26)%	192%
Period Ended 12/31/2001(e)	10.00	—	0.30	0.30	—	—	—	10.30	3.10%	6.4	0.95%	(0.36)%			29%
LARGE CAP GROWTH PORTFOLIO
Six Months Ended 6/30/2006 (unaudited)	15.67	0.04	(0.37)	(0.33)	(0.08)	—	(0.08)	15.26	(2.13)%	2,241.9	0.45%	0.49%	0.45%	0.49%	65%
Year Ended 12/31/2005	14.76	0.08	0.95	1.03	(0.12)	—	(0.12)	15.67	7.01%	2,375.0	0.45%	0.50%	0.45%	0.50%	111%
Year Ended 12/31/2004	13.78	0.11	0.94	1.05	(0.07)	—	(0.07)	14.76	7.68%	2,448.2	0.45%	0.79%	0.45%	0.79%	104%
Year Ended 12/31/2003	10.62	0.07	3.15	3.22	(0.06)	—	(0.06)	13.78	30.49%	2,478.8	0.40%	0.56%	0.42%	0.54%	101%
Year Ended 12/31/2002	15.25	0.07	(4.63)	(4.56)	(0.07)	—	(0.07)	10.62	(29.99)%	2,004.7	0.40%	0.48%	0.42%	0.46%	83%
Year Ended 12/31/2001	24.06	0.07	(4.13)	(4.06)	(0.05)	(4.70)	(4.75)	15.25	(19.13)%	3,607.7	0.40%	0.43%			94%
LARGE CAP GROWTH PORTFOLIO II
Six Months Ended 6/30/2006 (unaudited)	10.37	0.03	(0.25)	(0.22)	(0.06)	(0.01)	(0.07)	10.08	(2.14)%	36.8	0.40%	0.53%	1.01%	(0.08)%	60%
Year Ended 12/31/2005	9.77	0.06	0.62	0.68	(0.08)	—	(0.08)	10.37	7.08%	42.6	0.40%	0.55%	1.00%	(0.05)%	113%
Year Ended 12/31/2004	9.08	0.08	0.61	0.69	—	—	—	9.77	7.56%	43.9	0.38%	0.87%	1.08%	0.17%	177%
Year Ended 12/31/2003	7.40	0.01	1.68	1.69	(0.01)	—	(0.01)	9.08	22.75%	39.1	0.80%	0.10%	1.26%	(0.36)%	261%
Year Ended 12/31/2002	10.08	0.01	(2.68)	(2.67)	(0.01)	—	(0.01)	7.40	(26.53)%	24.5	0.80%	0.12%	0.90%	0.02%	214%
Period Ended 12/31/2001(e)	10.00	—	0.08	0.08	—	—	—	10.08	0.89%	5.9	0.80%	0.05%			13%
PARTNER GROWTH STOCK PORTFOLIO
Six Months Ended 6/30/2006 (unaudited)	11.86	0.05	0.03	0.08	(0.02)	(0.28)	(0.30)	11.64	0.71%	110.5	0.80%	0.73%	0.91%	0.62%	20%
Year Ended 12/31/2005	11.21	0.02	0.68	0.70	(0.05)	—	(0.05)	11.86	6.32%	120.4	0.90%	0.23%	0.90%	0.22%	42%
Year Ended 12/31/2004	10.19	0.07	0.95	1.02	—	—	—	11.21	9.95%	107.4	0.80%	0.64%	0.92%	0.52%	33%
Year Ended 12/31/2003	7.79	0.02	2.40	2.42	(0.02)	—	(0.02)	10.19	31.05%	69.7	0.80%	0.26%	0.96%	0.10%	41%
Year Ended 12/31/2002	10.16	0.01	(2.37)	(2.36)	(0.01)	—	(0.01)	7.79	(23.20)%	36.8	0.80%	0.26%	0.89%	0.17%	37%
Period Ended 12/31/2001(e)	10.00	—	0.16	0.16	—	—	—	10.16	1.63%	6.2	0.80%	0.37%			3%
LARGE CAP VALUE PORTFOLIO
Six Months Ended 6/30/2006 (unaudited)	11.78	0.08	0.67	0.75	(0.14)	(0.29)	(0.43)	12.10	6.43%	629.4	0.64%	1.59%	0.65%	1.58%	17%
Year Ended 12/31/2005	11.14	0.14	0.63	0.77	(0.13)	—	(0.13)	11.78	7.02%	514.5	0.65%	1.53%	0.65%	1.52%	53%
Year Ended 12/31/2004	9.76	0.13	1.25	1.38	—	—	—	11.14	14.13%	351.2	0.66%	1.52%	0.66%	1.52%	51%
Year Ended 12/31/2003	7.74	0.09	2.02	2.11	(0.09)	—	(0.09)	9.76	27.08%	220.4	0.60%	1.41%	0.68%	1.33%	32%
Year Ended 12/31/2002	10.14	0.07	(2.39)	(2.32)	(0.08)	—	(0.08)	7.74	(22.85)%	95.1	0.60%	1.39%	0.66%	1.33%	104%
Period Ended 12/31/2001(e)	10.00	0.01	0.13	0.14	—	—	—	10.14	1.44%	6.9	0.60%	0.87%			0%

(a) All per share amounts have been rounded to the nearest cent.
(b) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions
of fund shares.	(d) Computed on an annualized basis for periods less than one year.
(c) Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.	(e) Since inception, November 30, 2001.

The accompanying Notes to Financial Statements are an integral part of this schedule.	The accompanying Notes to Financial Statements are an integral part of this schedule.

260	261

	Thrivent Series Fund, Inc.									Thrivent Series Fund, Inc.
	Financial Highlights — continued									Financial Highlights — continued

	F O R A S H A R E O U T S T A N D I N G T H R O U G H O U T E A C H P E R I O D(a)										R A T I O S / S U P P L E M E N T A L D A T A

													Ratios to Average
													Net Assets Before Expenses
						Less Distributions					Ratios to Average Net Assets (d)		Waived, Credited or Paid
		Income from Investment Operations				from							Indirectly (d)

	Net Asset		Net Realized			Net		Net Asset
	Value,	Net	and Unrealized	Total from	Net	Realized		Value,		Net Assets		Net		Net	Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Gain on	Total	End of	Total	End of Period		Investment		Investment	Turnover
	of Period	Income (Loss)	Investments(b)	Operations	Income	Investments	Distributions	Period	Return(c)	(in millions)	Expenses	Income (Loss)	Expenses	Income (Loss)	Rate

LARGE CAP STOCK PORTFOLIO
Six Months Ended 6/30/2006 (unaudited)	$9.62	$0.05	$0.04	$0.09	$(0.07)	$(0.13)	$(0.20)	$9.51	0.95%	$697.9	0.68%	1.13%	0.69%	1.12%	37%
Year Ended 12/31/2005	9.28	0.07	0.42	0.49	(0.08)	(0.07)	(0.15)	9.62	5.31%	602.4	0.71%	0.95%	0.72%	0.94%	60%
Year Ended 12/31/2004	8.56	0.10	0.62	0.72	—	—	—	9.28	8.49%	442.9	0.72%	1.16%	0.73%	1.15%	68%
Year Ended 12/31/2003	7.08	0.04	1.48	1.52	(0.04)	—	(0.04)	8.56	21.36%	282.4	0.64%	0.80%	0.77%	0.67%	33%
Year Ended 12/31/2002	9.19	0.04	(2.11)	(2.07)	(0.04)	—	(0.04)	7.08	(22.50)%	76.6	0.64%	0.67%	0.86%	0.45%	7%
Period Ended 12/31/2001(e)	10.00	0.03	(0.81)	(0.78)	(0.03)	—	(0.03)	9.19	(7.78)%	51.7	0.65%	0.60%	1.04%	0.21%	1%
LARGE CAP INDEX PORTFOLIO
Six Months Ended 6/30/2006 (unaudited)	22.31	0.20	0.36	0.56	(0.36)	—	(0.36)	22.51	2.52%	716.0	0.36%	1.57%	0.36%	1.57%	4%
Year Ended 12/31/2005	21.63	0.35	0.67	1.02	(0.34)	—	(0.34)	22.31	4.75%	795.3	0.35%	1.54%	0.35%	1.54%	7%
Year Ended 12/31/2004	19.79	0.34	1.73	2.07	(0.23)	—	(0.23)	21.63	10.56%	831.9	0.32%	1.70%	0.37%	1.65%	6%
Year Ended 12/31/2003	15.68	0.24	4.10	4.34	(0.23)	—	(0.23)	19.79	28.21%	725.0	0.36%	1.42%	0.36%	1.42%	1%
Year Ended 12/31/2002	20.26	0.23	(4.73)	(4.50)	—	(0.08)	(0.08)	15.68	(22.21)%	535.0	0.36%	1.24%	0.36%	1.24%	6%
Year Ended 12/31/2001	24.12	0.21	(3.13)	(2.92)	(0.21)	(0.73)	(0.94)	20.26	(12.15)%	755.4	0.34%	0.98%	0.35%	0.97%	4%
REAL ESTATE SECURITIES PORTFOLIO
Six Months Ended 6/30/2006 (unaudited)	18.16	0.22	2.19	2.41	(0.29)	(0.88)	(1.17)	19.40	13.53%	303.3	0.85%	2.28%	0.86%	2.27%	26%
Year Ended 12/31/2005	17.04	0.26	1.80	2.06	(0.24)	(0.70)	(0.94)	18.16	13.25%	274.6	0.86%	1.88%	0.87%	1.87%	83%
Year Ended 12/31/2004	12.66	0.37	4.07	4.44	—	(0.06)	(0.06)	17.04	35.19%	175.0	0.79%	2.60%	0.90%	2.49%	119%
Period Ended 12/31/2003 (f)	10.00	0.20	2.80	3.00	(0.20)	(0.14)	(0.34)	12.66	30.02%	51.8	0.80%	4.87%	1.11%	4.56%	45%
BALANCED PORTFOLIO
Six Months Ended 6/30/2006 (unaudited)	15.48	0.24	(0.02)	0.22	(0.43)	—	(0.43)	15.27	1.44%	585.7	0.38%	2.70%	0.39%	2.69%	62%
Year Ended 12/31/2005	15.28	0.42	0.16	0.58	(0.38)	—	(0.38)	15.48	3.92%	663.5	0.37%	2.52%	0.38%	2.52%	130%
Year Ended 12/31/2004	14.45	0.37	0.78	1.15	(0.32)	—	(0.32)	15.28	8.09%	748.7	0.33%	2.54%	0.37%	2.50%	119%
Year Ended 12/31/2003	12.75	0.33	1.78	2.11	(0.41)	—	(0.41)	14.45	17.17%	721.1	0.36%	2.49%	0.36%	2.49%	69%
Year Ended 12/31/2002	14.38	0.39	(1.72)	(1.33)	—	(0.30)	(0.30)	12.75	(9.25)%	620.7	0.36%	2.81%	0.36%	2.81%	25%
Year Ended 12/31/2001	15.45	0.40	(0.94)	(0.54)	(0.45)	(0.08)	(0.53)	14.38	(3.49)%	744.4	0.35%	2.70%	0.35%	2.70%	29%
HIGH YIELD PORTFOLIO
Six Months Ended 6/30/2006 (unaudited)	5.01	0.20	(0.09)	0.11	(0.20)	—	(0.20)	4.92	2.07%	831.7	0.45%	7.92%	0.45%	7.92%	34%
Year Ended 12/31/2005	5.22	0.41	(0.21)	0.20	(0.41)	—	(0.41)	5.01	4.04%	802.6	0.45%	8.05%	0.45%	8.04%	53%
Year Ended 12/31/2004	5.14	0.42	0.08	0.50	(0.42)	—	(0.42)	5.22	10.14%	884.5	0.45%	8.21%	0.45%	8.21%	71%
Year Ended 12/31/2003	4.40	0.44	0.73	1.17	(0.43)	—	(0.43)	5.14	28.00%	851.5	0.40%	9.22%	0.43%	9.19%	86%
Year Ended 12/31/2002	5.41	0.56	(1.01)	(0.45)	(0.56)	—	(0.56)	4.40	(8.65)%	719.9	0.40%	11.64%	0.43%	11.61%	79%
Year Ended 12/31/2001	6.39	0.78	(0.98)	(0.20)	(0.78)	—	(0.78)	5.41	(3.60)%	1,007.7	0.40%	12.95%			80%
DIVERSIFIED INCOME PLUS PORTFOLIO
Six Months Ended 6/30/2006 (unaudited)	6.54	0.25	(0.10)	0.15	(0.25)	—	(0.25)	6.44	2.29%	80.1	0.50%	7.69%	0.51%	7.68%	56%
Year Ended 12/31/2005	6.80	0.49	(0.26)	0.23	(0.49)	—	(0.49)	6.54	3.62%	94.0	0.49%	7.46%	0.51%	7.44%	66%
Year Ended 12/31/2004	6.74	0.46	0.06	0.52	(0.46)	—	(0.46)	6.80	8.02%	105.1	0.49%	6.89%	0.51%	6.87%	91%
Year Ended 12/31/2003	5.81	0.50	0.93	1.43	(0.50)	—	(0.50)	6.74	25.41%	76.0	0.41%	7.86%	0.59%	7.68%	96%
Year Ended 12/31/2002	6.33	0.52	(0.52)	—	(0.52)	—	(0.52)	5.81	0.40%	41.1	0.40%	8.89%	0.64%	8.65%	100%
Year Ended 12/31/2001	6.84	0.60	(0.50)	0.10	(0.61)	—	(0.61)	6.33	1.41%	34.5	0.40%	9.01%	0.65%	8.76%	76%

(a) All per share amounts have been rounded to the nearest cent.
(b) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c) Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.	(e) Since inception, March 1, 2001.
(d) Computed on an annualized basis for periods less than one year.	(f) Since inception, April 30, 2003.

The accompanying Notes to Financial Statements are an integral part of this schedule.	The accompanying Notes to Financial Statements are an integral part of this schedule.

262	263

	Thrivent Series Fund, Inc.									Thrivent Series Fund, Inc.
	Financial Highlights — continued									Financial Highlights — continued

	F O R A S H A R E O U T S T A N D I N G T H R O U G H O U T E A C H P E R I O D(a)										R A T I O S	/ S U P P L E M E N T A L	D A T A

													Net Assets Before Expenses
						Less Distributions					Ratios to Average Net Assets(d)		Waived, Credited or Paid
		Income from Investment Operations				from							Indirectly(d)

	Net Asset		Net Realized			Net		Net Asset
	Value,	Net	and Unrealized	Total from	Net	Realized		Value,		Net Assets		Net		Net	Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Gain on	Total	End of	Total	End of Period		Investment		Investment	Turnover
	of Period	Income (Loss)	Investments(b)	Operations	Income	Investments	Distributions	Period	Return(c)	(in millions)	Expenses	Income (Loss)	Expenses	Income (Loss)	Rate

INCOME PORTFOLIO
Six Months Ended 6/30/2006 (unaudited)	$9.95	$0.25	$(0.31)	$(0.06)	$(0.25)	$(0.06)	$(0.31)	$9.58	(0.60)%	$970.8	0.45%	5.14%	0.45%	5.14%	163%
Year Ended 12/31/2005	10.23	0.47	(0.24)	0.23	(0.47)	(0.04)	(0.51)	9.95	2.31%	924.3	0.45%	4.70%	0.45%	4.69%	259%
Year Ended 12/31/2004	10.20	0.44	0.03	0.47	(0.44)	—	(0.44)	10.23	4.74%	985.1	0.45%	4.36%	0.45%	4.36%	207%
Year Ended 12/31/2003	9.83	0.45	0.37	0.82	(0.45)	—	(0.45)	10.20	8.51%	1,067.1	0.40%	4.47%	0.42%	4.45%	251%
Year Ended 12/31/2002	9.80	0.51	0.03	0.54	(0.51)	—	(0.51)	9.83	5.75%	1,146.3	0.40%	5.29%	0.43%	5.26%	151%
Year Ended 12/31/2001	9.71	0.61	0.09	0.70	(0.61)	—	(0.61)	9.80	7.38%	1,224.2	0.40%	6.12%			190%
BOND INDEX PORTFOLIO
Six Months Ended 6/30/2006 (unaudited)	10.30	0.24	(0.33)	(0.09)	(0.24)	—	(0.24)	9.97	(0.88)%	243.8	0.40%	4.71%	0.42%	4.70%	172%
Year Ended 12/31/2005	10.52	0.44	(0.22)	0.22	(0.44)	—	(0.44)	10.30	2.18%	272.4	0.40%	4.19%	0.41%	4.18%	360%
Year Ended 12/31/2004	10.58	0.43	(0.02)	0.41	(0.43)	(0.04)	(0.47)	10.52	3.91%	275.6	0.40%	3.99%	0.41%	3.98%	349%
Year Ended 12/31/2003	10.66	0.42	(0.05)	0.37	(0.45)	—	(0.45)	10.58	3.59%	244.7	0.34%	3.90%	0.41%	3.83%	213%
Year Ended 12/31/2002	10.24	0.51	0.46	0.97	(0.55)	—	(0.55)	10.66	9.68%	183.9	0.35%	4.87%	0.44%	4.78%	38%
Year Ended 12/31/2001	10.03	0.55	0.27	0.82	(0.61)	—	(0.61)	10.24	8.47%	99.7	0.35%	5.28%	0.49%	5.14%	51%
LIMITED MATURITY BOND PORTFOLIO
Six Months Ended 6/30/2006 (unaudited)	9.92	0.21	(0.08)	0.13	(0.21)	—	(0.21)	9.84	1.36%	536.0	0.44%	4.37%	0.45%	4.36%	76%
Year Ended 12/31/2005	10.09	0.37	(0.17)	0.20	(0.37)	—	(0.37)	9.92	1.96%	454.1	0.45%	3.70%	0.46%	3.69%	267%
Year Ended 12/31/2004	10.21	0.29	(0.10)	0.19	(0.29)	(0.02)	(0.31)	10.09	1.89%	316.2	0.46%	2.84%	0.46%	2.84%	219%
Year Ended 12/31/2003	10.16	0.29	0.15	0.44	(0.29)	(0.10)	(0.39)	10.21	4.48%	218.8	0.40%	2.85%	0.46%	2.79%	255%
Year Ended 12/31/2002	9.91	0.32	0.25	0.57	(0.32)	—	(0.32)	10.16	5.78%	159.3	0.40%	3.11%	0.46%	3.05%	236%
Period Ended 12/31/2001(e)	10.00	0.03	(0.09)	(0.06)	(0.03)	—	(0.03)	9.91	(0.61)%	21.5	0.40%	3.24%			24%
MORTGAGE SECURITIES PORTFOLIO
Six Months Ended 6/30/2006 (unaudited)	9.75	0.24	(0.24)	(0.00)	(0.24)	—	(0.24)	9.51	(0.05)%	60.4	0.62%	5.00%	0.62%	5.00%	377%
Year Ended 12/31/2005	9.99	0.43	(0.24)	0.19	(0.43)	—	(0.43)	9.75	2.00%	66.9	0.61%	4.40%	0.62%	4.39%	703%
Year Ended 12/31/2004	9.99	0.40	—	0.40	(0.39)	(0.01)	(0.40)	9.99	4.02%	57.4	0.49%	4.02%	0.63%	3.88%	684%
Period Ended 12/31/2003 (f)	10.00	0.19	(0.01)	0.18	(0.19)	—	(0.19)	9.99	1.85%	27.9	0.50%	2.94%	0.79%	2.65%	921%
MONEY MARKET PORTFOLIO
Six Months Ended 6/30/2006 (unaudited)	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.23%	506.2	0.35%	4.48%	0.45%	4.38%	N/A
Year Ended 12/31/2005	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	2.86%	373.7	0.46%	2.85%	0.46%	2.85%	N/A
Year Ended 12/31/2004	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.97%	323.2	0.46%	1.00%	0.47%	0.99%	N/A
Year Ended 12/31/2003	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.84%	289.3	0.40%	0.84%	0.45%	0.79%	N/A
Year Ended 12/31/2002	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.50%	318.9	0.40%	1.49%	0.44%	1.45%	N/A
Year Ended 12/31/2001	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	3.96%	407.7	0.40%	3.76%			N/A

(a) All per share amounts have been rounded to the nearest cent.
(b) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c) Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.	(e) Since inception, November 30, 2001.
(d) Computed on an annualized basis for periods less than one year.	(f) Since inception, April 30, 2003.

The accompanying Notes to Financial Statements are an integral part of this schedule.	The accompanying Notes to Financial Statements are an integral part of this schedule.

264	265

Additional Information (unaudited)

Proxy Voting

The policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities are attached to the Fund’s Statement of Additional Information. You may request a free copy of the Statement of Additional Information or the report of how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 by calling 1-800-847-4836. You also may review the Statement of Additional Information or the report of how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 at the Thrivent Financial web site (www.thrivent.com) or the SEC web site (www.sec.gov).

Quarterly Schedule Of Portfolio Holdings

The Fund files its Schedule of Portfolio Holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. You may request a free copy of the Fund’s Forms N-Q by calling 1-800-847-4836. The Fund’s Forms N-Q also are available on the Thrivent Financial web site (www.thrivent.com) or the SEC web site (www.sec.gov). You also may review and copy the Forms N-Q for the Fund at the SEC’s Public Reference Room in Washington, DC. You may get information about the operation of the Public Reference Room by calling 1-800-SEC-0330.

Results of Special Shareholder Meetings Thrivent Series Fund, Inc.

A special meeting of the shareholders of the Diversified Income Plus Portfolio, formerly known as the Thrivent High Yield Portfolio II, for the Thrivent Series Fund, Inc. was held on June 23, 2006. The matter voted upon at the meeting and the shares cast for, against, or to abstain are set forth as follows.

A. To change the investment objective of Thrivent High Yield Portfolio II.

For: 4,268,784.022

Against: 73,241.255

Abstain: 107,792.345

266

Thrivent Investment Management®
625 Fourth Ave. S., Minneapolis, MN 55415-1665

We're Listening to You!

In response to concerns regarding multiple mailings, we send one copy of a shareholder report and one copy of a prospectus for Thrivent Series Fund to each household. This consolidation helps reduce printing and postage costs, thereby saving money.

If you wish to receive an additional copy of this report, call us toll free at 800-847-4836.

Thrivent Investment Management®
625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com • e-mail: mail@thrivent.com • 800-THRIVENT (800-847-4836)

23572SAR R8-06

Item 2. Code of Ethics

Not applicable to semiannual report

Item 3. Audit Committee Financial Expert

Not applicable to semiannual report

Item 4. Principal Accountant Fees and Services

Not applicable to semiannual report

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Registrant's Schedule of Investments is included in the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant's board of trustees.

Item 11. Controls and Procedures

(a)(i) Registrant's President and Treasurer have concluded that registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There has been no change in registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Certifications pursuant to Rules 30a-2(a) and 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: August 24, 2006	THRIVENT SERIES FUND, INC.

	By:	/s/ Pamela J. Moret
-------------------------------

Pamela J. Moret
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 24, 2006	By:	/s/ Pamela J. Moret
-------------------------------

Pamela J. Moret
President

Date: August 24, 2006	By:	/s/ Gerard V. Vaillancourt
-------------------------------

Gerard V. Vaillancourt
Treasurer